UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05962

Name of Registrant:	Vanguard Variable Insurance Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—December 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Variable Insurance Funds - Balanced Portfolio

Variable Insurance Funds - Money Market Portfolio

Variable Insurance Funds - Short-Term Investment-Grade Portfolio

Variable Insurance Funds - Small Company Growth Portfolio

Variable Insurance Funds - Total Bond Market Index Portfolio

Variable Insurance Funds - Capital Growth Portfolio

Variable Insurance Funds - Diversified Value Portfolio

Variable Insurance Funds - Equity Income Portfolio

Variable Insurance Funds - Growth Portfolio

Variable Insurance Funds - High Yield Bond Portfolio

Variable Insurance Funds - International Portfolio

Vanguard Variable Insurance Funds - Balanced Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Balanced Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Balanced Portfolio	$22	0.20%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its composite benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  The Fund’s stocks outperformed their benchmark, the S&P 500 Index, mostly driven by selection in industrials, financials, and real estate. Meanwhile, information technology detracted.

  The Fund’s bonds slightly underperformed their benchmark, the Bloomberg U.S. Credit A or Better Index, because of an underweight allocation to duration.

  Please note that the Fund’s returns are different from those of variable annuity products that invest in the Fund, as annuity returns take insurance-related expenses into account.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - Balanced Portfolio	Variable Insurance Balanced Composite Index	Dow Jones U.S. Total Stock Market Float Adjusted Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,190	$10,221	$10,091	$10,303
2016	$10,499	$10,487	$10,355	$10,531
2016	$10,759	$10,773	$10,815	$10,580
2016	$11,101	$10,922	$11,262	$10,265
2017	$11,477	$11,388	$11,914	$10,349
2017	$11,785	$11,700	$12,273	$10,498
2017	$12,186	$12,085	$12,833	$10,587
2017	$12,735	$12,643	$13,645	$10,628
2018	$12,489	$12,495	$13,563	$10,473
2018	$12,583	$12,746	$14,088	$10,456
2018	$13,187	$13,403	$15,089	$10,458
2018	$12,301	$12,252	$12,923	$10,630
2019	$13,357	$13,506	$14,737	$10,942
2019	$13,877	$14,082	$15,339	$11,279
2019	$14,324	$14,377	$15,514	$11,535
2019	$15,067	$15,241	$16,916	$11,556
2020	$12,981	$13,284	$13,370	$11,920
2020	$14,565	$15,317	$16,323	$12,265
2020	$15,423	$16,266	$17,804	$12,341
2020	$16,676	$17,649	$20,432	$12,424
2021	$17,255	$18,064	$21,750	$12,005
2021	$18,345	$19,252	$23,553	$12,224
2021	$18,533	$19,326	$23,525	$12,231
2021	$19,847	$20,710	$25,675	$12,232
2022	$18,598	$19,590	$24,289	$11,506
2022	$16,656	$17,116	$20,199	$10,966
2022	$15,849	$16,284	$19,277	$10,445
2022	$17,008	$17,263	$20,661	$10,641
2023	$17,575	$18,304	$22,158	$10,956
2023	$18,309	$19,302	$24,017	$10,863
2023	$17,742	$18,685	$23,227	$10,512
2023	$19,445	$20,605	$26,045	$11,229
2024	$20,521	$21,962	$28,661	$11,142
2024	$21,043	$22,565	$29,590	$11,149
2024	$22,134	$23,873	$31,412	$11,728
2024	$22,323	$23,974	$32,263	$11,369
2025	$21,957	$23,513	$30,692	$11,685
2025	$23,829	$25,316	$34,095	$11,826
2025	$25,200	$26,856	$36,897	$12,067
2025	$25,998	$27,404	$37,765	$12,199

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Balanced Portfolio	16.46%	9.29%	10.03%
Variable Insurance Balanced Composite Index	14.31%	9.20%	10.61%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$3,820
Number of Portfolio Holdings	1,515
Portfolio Turnover Rate	68%
Total Investment Advisory Fees (in thousands)	$1,528

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	8.1%
Consumer Discretionary	8.2%
Consumer Staples	4.2%
Energy	3.8%
Financials	17.0%
Health Care	9.5%
Industrials	5.2%
Information Technology	22.6%
Materials	1.7%
Other	10.7%
Real Estate	2.3%
Utilities	5.3%
Other Assets and Liabilities—Net	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR106

Vanguard Variable Insurance Funds - Money Market Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Money Market Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Money Market Portfolio	$15	0.15%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$1,353
Number of Portfolio Holdings	239
Total Investment Advisory Fees (in thousands)	$19

Distribution by Effective Maturity % of Net Assets (as of December 31, 2025)

1 to 7 Days	46.1%
8 to 30 Days	9.7%
31 to 60 Days	16.7%
61 to 90 Days	10.4%
91 to 180 Days	19.5%
Over 180 Days	0.5%
Other Assets and Liabilities—Net	(2.9%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR104

Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Short-Term Investment-Grade Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	$14	0.14%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  The Fund’s overweight allocation to overall credit risk helped its performance relative to its benchmark. Out-of-benchmark allocations to asset-backed securities and selection among investment-grade corporate issuers also added value.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	Bloomberg U.S. 1-5 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,175	$10,173	$10,303
2016	$10,310	$10,307	$10,531
2016	$10,368	$10,351	$10,580
2016	$10,272	$10,258	$10,265
2017	$10,358	$10,349	$10,349
2017	$10,427	$10,437	$10,498
2017	$10,496	$10,510	$10,587
2017	$10,496	$10,496	$10,628
2018	$10,435	$10,422	$10,473
2018	$10,455	$10,450	$10,456
2018	$10,515	$10,516	$10,458
2018	$10,595	$10,613	$10,630
2019	$10,816	$10,867	$10,942
2019	$11,023	$11,090	$11,279
2019	$11,137	$11,217	$11,535
2019	$11,199	$11,311	$11,556
2020	$11,060	$11,173	$11,920
2020	$11,591	$11,691	$12,265
2020	$11,697	$11,786	$12,341
2020	$11,814	$11,898	$12,424
2021	$11,750	$11,830	$12,005
2021	$11,837	$11,903	$12,224
2021	$11,848	$11,914	$12,231
2021	$11,761	$11,832	$12,232
2022	$11,322	$11,401	$11,506
2022	$11,121	$11,201	$10,966
2022	$10,909	$10,978	$10,445
2022	$11,088	$11,174	$10,641
2023	$11,302	$11,368	$10,956
2023	$11,291	$11,359	$10,863
2023	$11,314	$11,387	$10,512
2023	$11,770	$11,838	$11,229
2024	$11,837	$11,898	$11,142
2024	$11,955	$12,011	$11,149
2024	$12,405	$12,456	$11,728
2024	$12,346	$12,397	$11,369
2025	$12,599	$12,643	$11,685
2025	$12,821	$12,868	$11,826
2025	$13,032	$13,070	$12,067
2025	$13,192	$13,232	$12,199

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	6.85%	2.23%	2.81%
Bloomberg U.S. 1-5 Year Credit Bond Index	6.74%	2.15%	2.84%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$2,567
Number of Portfolio Holdings	2,114
Portfolio Turnover Rate	104%
Total Investment Advisory Fees (in thousands)	$466

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	4.9%
Consumer Discretionary	5.1%
Consumer Staples	5.0%
Energy	5.8%
Financials	29.0%
Health Care	6.9%
Industrials	4.9%
Materials	1.7%
Real Estate	2.9%
Technology	5.3%
Utilities	5.7%
Other	21.1%
Other Assets and Liabilities—NetFootnote Reference	1.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR274

Vanguard Variable Insurance Funds - Small Company Growth Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Small Company Growth Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Small Company Growth Portfolio	$30	0.29%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund underperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Relative to the benchmark, the Fund’s stock selection underperformed in seven of 11 industry sectors, with the biggest detractors being in industrials and information technology. This more than offset the Fund’s better performance in other sectors.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - Small Company Growth Portfolio	Russell 2500 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$9,772	$9,734	$10,091
2016	$10,120	$9,997	$10,355
2016	$11,184	$10,695	$10,815
2016	$11,494	$10,973	$11,262
2017	$12,260	$11,659	$11,914
2017	$12,784	$12,140	$12,273
2017	$13,487	$12,841	$12,833
2017	$14,190	$13,656	$13,645
2018	$14,509	$13,981	$13,563
2018	$15,527	$14,754	$14,088
2018	$16,630	$15,811	$15,089
2018	$13,166	$12,637	$12,923
2019	$15,486	$15,036	$14,737
2019	$15,741	$15,659	$15,339
2019	$15,318	$15,161	$15,514
2019	$16,859	$16,763	$16,916
2020	$11,719	$12,871	$13,370
2020	$15,544	$17,101	$16,323
2020	$16,511	$18,704	$17,804
2020	$20,768	$23,547	$20,432
2021	$22,449	$24,133	$21,750
2021	$23,899	$25,589	$23,553
2021	$23,291	$24,685	$23,525
2021	$23,720	$24,735	$25,675
2022	$21,564	$21,691	$24,289
2022	$17,168	$17,450	$20,199
2022	$16,557	$17,429	$19,277
2022	$17,707	$18,251	$20,661
2023	$19,393	$19,446	$22,158
2023	$20,391	$20,693	$24,017
2023	$18,839	$19,278	$23,227
2023	$21,185	$21,706	$26,045
2024	$22,605	$23,553	$28,661
2024	$21,843	$22,561	$29,590
2024	$23,366	$24,137	$31,412
2024	$23,596	$24,723	$32,263
2025	$21,296	$22,053	$30,692
2025	$23,173	$24,548	$34,095
2025	$24,736	$27,182	$36,897
2025	$25,037	$27,272	$37,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Small Company Growth Portfolio	6.11%	3.81%	9.61%
Russell 2500 Growth Index	10.31%	2.98%	10.55%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$1,462
Number of Portfolio Holdings	527
Portfolio Turnover Rate	60%
Total Investment Advisory Fees (in thousands)	$1,296

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	3.1%
Consumer Discretionary	9.9%
Consumer Staples	2.3%
Energy	1.9%
Financials	8.4%
Health Care	26.1%
Industrials	20.8%
Information Technology	19.4%
Materials	1.9%
Real Estate	1.1%
Utilities	0.3%
Other Assets and Liabilities—Net	4.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR161

Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Total Bond Market Index Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	$14	0.14%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  While Treasuries had the heaviest weighting in the fund, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	Bloomberg U.S. Aggregate Float Adjusted Index
2015	$10,000	$10,000
2016	$10,308	$10,312
2016	$10,543	$10,552
2016	$10,587	$10,599
2016	$10,247	$10,275
2017	$10,335	$10,362
2017	$10,487	$10,517
2017	$10,568	$10,605
2017	$10,613	$10,648
2018	$10,443	$10,490
2018	$10,425	$10,470
2018	$10,425	$10,474
2018	$10,590	$10,640
2019	$10,905	$10,958
2019	$11,235	$11,304
2019	$11,509	$11,567
2019	$11,509	$11,584
2020	$11,879	$11,951
2020	$12,227	$12,313
2020	$12,304	$12,393
2020	$12,381	$12,481
2021	$11,940	$12,037
2021	$12,179	$12,272
2021	$12,179	$12,278
2021	$12,169	$12,284
2022	$11,441	$11,545
2022	$10,888	$10,999
2022	$10,387	$10,484
2022	$10,561	$10,679
2023	$10,888	$11,000
2023	$10,793	$10,906
2023	$10,447	$10,566
2023	$11,150	$11,276
2024	$11,062	$11,195
2024	$11,073	$11,204
2024	$11,645	$11,778
2024	$11,288	$11,426
2025	$11,591	$11,740
2025	$11,736	$11,883
2025	$11,960	$12,120
2025	$12,072	$12,250

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	6.94%	-0.51%	1.90%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$5,170
Number of Portfolio Holdings	11,198
Portfolio Turnover Rate	45%
Total Investment Advisory Fees (in thousands)	$171

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.0%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	68.3%
Other Assets and Liabilities—NetFootnote Reference	0.9%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR257

Vanguard Variable Insurance Funds - Capital Growth Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Capital Growth Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Capital Growth Portfolio	$39	0.34%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  The Fund outperformed the index in 10 of 11 industry sectors for the 12 months. Stock selection in information technology, health care, and consumer discretionary contributed the most to relative performance. Selection in industrials detracted the most.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - Capital Growth Portfolio	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$9,834	$10,135	$10,091
2016	$9,865	$10,384	$10,355
2016	$10,811	$10,784	$10,815
2016	$11,084	$11,196	$11,262
2017	$11,983	$11,875	$11,914
2017	$12,650	$12,242	$12,273
2017	$13,341	$12,790	$12,833
2017	$14,280	$13,640	$13,645
2018	$14,512	$13,537	$13,563
2018	$14,938	$14,002	$14,088
2018	$16,307	$15,081	$15,089
2018	$14,112	$13,042	$12,923
2019	$15,530	$14,822	$14,737
2019	$15,837	$15,460	$15,339
2019	$15,985	$15,723	$15,514
2019	$17,851	$17,149	$16,916
2020	$14,379	$13,788	$13,370
2020	$16,842	$16,620	$16,323
2020	$18,475	$18,105	$17,804
2020	$20,970	$20,304	$20,432
2021	$23,024	$21,558	$21,750
2021	$24,572	$23,401	$23,553
2021	$23,753	$23,537	$23,525
2021	$25,488	$26,132	$25,675
2022	$24,260	$24,931	$24,289
2022	$20,986	$20,916	$20,199
2022	$19,693	$19,895	$19,277
2022	$21,541	$21,399	$20,661
2023	$23,021	$23,004	$22,158
2023	$25,185	$25,015	$24,017
2023	$25,119	$24,196	$23,227
2023	$27,568	$27,025	$26,045
2024	$30,093	$29,878	$28,661
2024	$31,769	$31,157	$29,590
2024	$31,984	$32,992	$31,412
2024	$31,266	$33,786	$32,263
2025	$30,861	$32,343	$30,692
2025	$33,242	$35,882	$34,095
2025	$36,634	$38,797	$36,897
2025	$40,326	$39,827	$37,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Capital Growth Portfolio	28.98%	13.97%	14.96%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$2,389
Number of Portfolio Holdings	132
Portfolio Turnover Rate	15%
Total Investment Advisory Fees (in thousands)	$3,102

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	7.5%
Consumer Discretionary	13.3%
Consumer Staples	0.9%
Energy	1.3%
Financials	7.6%
Health Care	24.7%
Industrials	12.8%
Information Technology	26.9%
Materials	1.3%
Other Assets and Liabilities—Net	3.7%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR277

Vanguard Variable Insurance Funds - Diversified Value Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Diversified Value Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Diversified Value Portfolio	$30	0.28%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  The Fund’s holdings in financials contributed most to its outperformance. Real estate and health care were also top contributors.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - Diversified Value Portfolio	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,055	$10,164	$10,091
2016	$10,445	$10,630	$10,355
2016	$10,702	$11,000	$10,815
2016	$11,296	$11,734	$11,262
2017	$11,755	$12,118	$11,914
2017	$12,063	$12,281	$12,273
2017	$12,123	$12,663	$12,833
2017	$12,783	$13,337	$13,645
2018	$12,152	$12,960	$13,563
2018	$12,452	$13,112	$14,088
2018	$13,409	$13,860	$15,089
2018	$11,617	$12,235	$12,923
2019	$12,845	$13,695	$14,737
2019	$13,351	$14,221	$15,339
2019	$13,538	$14,414	$15,514
2019	$14,603	$15,482	$16,916
2020	$10,846	$11,344	$13,370
2020	$12,913	$12,965	$16,323
2020	$13,745	$13,690	$17,804
2020	$16,323	$15,915	$20,432
2021	$18,355	$17,706	$21,750
2021	$19,660	$18,628	$23,553
2021	$19,734	$18,483	$23,525
2021	$21,296	$19,919	$25,675
2022	$20,948	$19,772	$24,289
2022	$17,907	$17,358	$20,199
2022	$16,939	$16,383	$19,277
2022	$18,849	$18,418	$20,661
2023	$19,658	$18,603	$22,158
2023	$20,730	$19,361	$24,017
2023	$20,354	$18,748	$23,227
2023	$22,643	$20,529	$26,045
2024	$24,592	$22,373	$28,661
2024	$24,732	$21,889	$29,590
2024	$25,998	$23,953	$31,412
2024	$26,014	$23,478	$32,263
2025	$25,624	$23,980	$30,692
2025	$27,190	$24,888	$34,095
2025	$28,895	$26,215	$36,897
2025	$30,391	$27,213	$37,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Diversified Value Portfolio	16.83%	13.24%	11.76%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$1,443
Number of Portfolio Holdings	142
Portfolio Turnover Rate	79%
Total Investment Advisory Fees (in thousands)	$1,658

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	6.6%
Consumer Discretionary	7.2%
Consumer Staples	4.5%
Energy	8.4%
Financials	23.2%
Health Care	11.7%
Industrials	11.8%
Information Technology	12.1%
Materials	5.5%
Real Estate	0.7%
Utilities	3.0%
Other Assets and Liabilities—Net	5.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, Lazard Asset Management LLC  was removed as an investment advisor to the Fund, and Aristotle Capital Management, LLC and Harris Associates L.P. were added as investment advisors to the Fund.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR278

Vanguard Variable Insurance Funds - Equity Income Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Equity Income Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Equity Income Portfolio	$31	0.29%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  The Fund outperformed the index in eight of 11 industry sectors for the 12 months. Stock selection in materials, consumer discretionary, and utilities contributed the most to relative performance, while an underweight allocation to information technology detracted the most.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - Equity Income Portfolio	FTSE High Dividend Yield Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,325	$10,414	$10,091
2016	$10,767	$10,871	$10,355
2016	$10,960	$11,052	$10,815
2016	$11,507	$11,696	$11,262
2017	$12,000	$12,089	$11,914
2017	$12,220	$12,262	$12,273
2017	$12,789	$12,819	$12,833
2017	$13,607	$13,628	$13,645
2018	$13,241	$13,244	$13,563
2018	$13,421	$13,426	$14,088
2018	$14,132	$14,197	$15,089
2018	$12,795	$12,830	$12,923
2019	$14,182	$14,207	$14,737
2019	$14,623	$14,599	$15,339
2019	$14,913	$14,960	$15,514
2019	$15,920	$15,940	$16,916
2020	$12,305	$12,124	$13,370
2020	$13,844	$13,644	$16,323
2020	$14,521	$14,133	$17,804
2020	$16,438	$16,124	$20,432
2021	$18,060	$17,902	$21,750
2021	$19,001	$18,715	$23,553
2021	$18,956	$18,597	$23,525
2021	$20,601	$20,347	$25,675
2022	$20,804	$20,496	$24,289
2022	$19,030	$18,728	$20,199
2022	$17,986	$17,611	$19,277
2022	$20,464	$20,281	$20,661
2023	$20,096	$19,915	$22,158
2023	$20,734	$20,195	$24,017
2023	$20,290	$19,809	$23,227
2023	$22,122	$21,617	$26,045
2024	$23,831	$23,585	$28,661
2024	$23,678	$23,309	$29,590
2024	$25,700	$25,363	$31,412
2024	$25,467	$25,432	$32,263
2025	$26,103	$25,879	$30,692
2025	$27,203	$26,945	$34,095
2025	$28,792	$28,666	$36,897
2025	$29,745	$29,375	$37,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Equity Income Portfolio	16.80%	12.59%	11.52%
FTSE High Dividend Yield Index	15.50%	12.75%	11.38%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$2,385
Number of Portfolio Holdings	186
Portfolio Turnover Rate	58%
Total Investment Advisory Fees (in thousands)	$1,520

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	2.1%
Consumer Discretionary	5.7%
Consumer Staples	9.7%
Energy	7.1%
Financials	20.5%
Health Care	15.5%
Industrials	10.9%
Information Technology	12.7%
Materials	3.6%
Real Estate	2.2%
Utilities	7.4%
Other Assets and Liabilities—Net	2.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR108

Vanguard Variable Insurance Funds - Growth Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Growth Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Growth Portfolio	$39	0.36%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund underperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Stock selection in the information technology, consumer discretionary, and communication services sectors—plus an overweight allocation to financials—detracted the most from relative returns. An underweight allocation to consumer staples contributed the most, followed by selection in industrials and real estate.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - Growth Portfolio	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$9,661	$10,074	$10,091
2016	$9,686	$10,136	$10,355
2016	$10,238	$10,600	$10,815
2016	$9,892	$10,708	$11,262
2017	$10,753	$11,662	$11,914
2017	$11,395	$12,206	$12,273
2017	$12,200	$12,926	$12,833
2017	$12,950	$13,943	$13,645
2018	$13,431	$14,140	$13,563
2018	$14,147	$14,954	$14,088
2018	$15,188	$16,325	$15,089
2018	$12,976	$13,732	$12,923
2019	$14,986	$15,943	$14,737
2019	$16,101	$16,682	$15,339
2019	$16,127	$16,930	$15,514
2019	$17,364	$18,729	$16,916
2020	$15,196	$16,088	$13,370
2020	$19,765	$20,567	$16,323
2020	$21,964	$23,285	$17,804
2020	$24,847	$25,938	$20,432
2021	$25,007	$26,182	$21,750
2021	$27,678	$29,307	$23,553
2021	$28,014	$29,646	$23,525
2021	$29,285	$33,096	$25,675
2022	$25,982	$30,103	$24,289
2022	$19,772	$23,805	$20,199
2022	$19,040	$22,949	$19,277
2022	$19,514	$23,453	$20,661
2023	$22,166	$26,822	$22,158
2023	$24,896	$30,258	$24,017
2023	$24,033	$29,310	$23,227
2023	$27,345	$33,462	$26,045
2024	$30,920	$37,281	$28,661
2024	$33,257	$40,388	$29,590
2024	$34,610	$41,677	$31,412
2024	$36,407	$44,623	$32,263
2025	$32,669	$40,175	$30,692
2025	$38,853	$47,342	$34,095
2025	$41,951	$52,318	$36,897
2025	$42,554	$52,906	$37,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Growth Portfolio	16.89%	11.36%	15.58%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$1,773
Number of Portfolio Holdings	55
Portfolio Turnover Rate	49%
Total Investment Advisory Fees (in thousands)	$1,762

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	12.7%
Consumer Discretionary	11.8%
Financials	8.8%
Health Care	8.7%
Industrials	6.5%
Information Technology	48.4%
Other	0.8%
Real Estate	1.6%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR109

Vanguard Variable Insurance Funds - High Yield Bond Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about High Yield Bond Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - High Yield Bond Portfolio	$25	0.24%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The Federal Reserve lowered rates three times.

  The advisor favors bonds of higher credit quality than the broader high-yield market in the belief that lower-quality bonds do not adequately compensate investors over the long term for the increased risk.

  Security selection within the energy, wireless, pharmaceutical, and automotive sectors contributed the most to performance. Selection within cable and satellite stocks detracted.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - High Yield Bond Portfolio	High-Yield Corporate Composite Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,243	$10,313	$10,303
2016	$10,578	$10,724	$10,531
2016	$11,052	$11,227	$10,580
2016	$11,135	$11,341	$10,265
2017	$11,388	$11,586	$10,349
2017	$11,681	$11,831	$10,498
2017	$11,915	$12,045	$10,587
2017	$11,915	$12,089	$10,628
2018	$11,744	$11,961	$10,473
2018	$11,790	$12,031	$10,456
2018	$12,098	$12,294	$10,458
2018	$11,590	$11,882	$10,630
2019	$12,441	$12,704	$10,942
2019	$12,834	$13,064	$11,279
2019	$13,063	$13,298	$11,535
2019	$13,407	$13,618	$11,556
2020	$11,969	$12,161	$11,920
2020	$12,981	$13,357	$12,265
2020	$13,521	$13,890	$12,341
2020	$14,167	$14,644	$12,424
2021	$14,123	$14,687	$12,005
2021	$14,469	$15,046	$12,224
2021	$14,615	$15,177	$12,231
2021	$14,688	$15,280	$12,232
2022	$14,022	$14,538	$11,506
2022	$12,815	$13,230	$10,966
2022	$12,719	$13,129	$10,445
2022	$13,332	$13,704	$10,641
2023	$13,757	$14,164	$10,956
2023	$13,898	$14,340	$10,863
2023	$13,878	$14,364	$10,512
2023	$14,886	$15,368	$11,229
2024	$15,012	$15,550	$11,142
2024	$15,183	$15,733	$11,149
2024	$15,889	$16,412	$11,728
2024	$15,825	$16,381	$11,369
2025	$16,042	$16,582	$11,685
2025	$16,637	$17,146	$11,826
2025	$16,980	$17,530	$12,067
2025	$17,278	$17,795	$12,199

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - High Yield Bond Portfolio	9.18%	4.05%	5.62%
High-Yield Corporate Composite Index	8.63%	3.97%	5.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$811
Number of Portfolio Holdings	1,010
Portfolio Turnover Rate	46%
Total Investment Advisory Fees (in thousands)	$344

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communications	12.9%
Consumer Discretionary	15.4%
Consumer Staples	3.5%
Energy	10.5%
Financials	10.1%
Health Care	6.9%
Industrials	7.1%
Materials	9.6%
Real Estate	2.0%
Technology	5.5%
Utilities	2.4%
Other	9.0%
Other Assets and Liabilities—NetFootnote Reference	5.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR260

Vanguard Variable Insurance Funds - International Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about International Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - International Portfolio	$35	0.32%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund underperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  The Fund’s stock selection lagged that of the benchmark in six of 11 industry sectors, notably in consumer discretionary, information technology, financials, and industrials. On the positive side, stock selection in communication services, an underweight allocation to energy, and no exposure to real estate helped relative performance. By region, Europe detracted most.

  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $10,000

	Vanguard Variable Insurance Funds - International Portfolio	MSCI All Country World Index ex USA Net
2015	$10,000	$10,000
2016	$9,770	$9,962
2016	$9,843	$9,898
2016	$10,913	$10,582
2016	$10,193	$10,450
2017	$11,473	$11,271
2017	$12,648	$11,923
2017	$13,982	$12,657
2017	$14,535	$13,291
2018	$15,013	$13,134
2018	$15,100	$12,790
2018	$14,914	$12,881
2018	$12,702	$11,404
2019	$14,580	$12,580
2019	$15,057	$12,955
2019	$14,632	$12,722
2019	$16,667	$13,857
2020	$13,991	$10,621
2020	$18,524	$12,333
2020	$21,495	$13,104
2020	$26,264	$15,334
2021	$26,002	$15,869
2021	$27,865	$16,738
2021	$26,562	$16,238
2021	$25,859	$16,533
2022	$21,705	$15,634
2022	$17,845	$13,488
2022	$15,992	$12,152
2022	$18,070	$13,887
2023	$20,254	$14,841
2023	$20,465	$15,203
2023	$18,618	$14,629
2023	$20,718	$16,056
2024	$21,773	$16,808
2024	$22,276	$16,970
2024	$23,890	$18,338
2024	$22,585	$16,945
2025	$22,906	$17,831
2025	$26,175	$19,977
2025	$27,369	$21,354
2025	$27,094	$22,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - International Portfolio	19.97%	0.62%	10.48%
MSCI All Country World Index ex USA Net	32.39%	7.91%	8.41%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$3,304
Number of Portfolio Holdings	129
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$4,075

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Asia	37.7%
Europe	46.2%
North America	9.8%
Oceania	0.9%
South America	2.6%
Other Assets and Liabilities—Net	2.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR110

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
(a) Audit Fees.	$620,000	$628,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$620,000	$628,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,947,067	$3,802,420
Tax Fees.	$1,575,446	$2,062,604
All Other Fees.	$25,000	$293,000
Total.	$5,547,513	$6,158,024

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Balanced Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	35
Tax information	36

Balanced Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (65.3%)
Communication Services (6.8%)
	Alphabet Inc. Class A	500,394	156,623
	Meta Platforms Inc. Class A	84,606	55,848
	T-Mobile US Inc.	115,355	23,422
	Walt Disney Co.	199,495	22,696
			258,589
Consumer Discretionary (7.6%)
*	Amazon.com Inc.	515,054	118,885
*	Tesla Inc.	97,637	43,909
	Marriott International Inc. Class A	95,181	29,529
	Home Depot Inc.	81,086	27,902
	Darden Restaurants Inc.	96,267	17,715
	TJX Cos. Inc.	97,885	15,036
	Tractor Supply Co.	289,144	14,460
*	O'Reilly Automotive Inc.	154,148	14,060
*	Airbnb Inc. Class A	49,521	6,721
*	Navan Inc. Class A	69,022	1,179
			289,396
Consumer Staples (2.6%)
	British American Tobacco plc	487,725	27,649
	Unilever plc	273,858	17,893
	Coca-Cola Co.	248,866	17,398
	Kroger Co.	211,619	13,222
	Philip Morris International Inc.	51,476	8,257
*	US Foods Holding Corp.	94,863	7,145
*	Performance Food Group Co.	65,544	5,894
			97,458
Energy (2.2%)
	Targa Resources Corp.	161,652	29,825
	Williams Cos. Inc.	366,168	22,010
	Exxon Mobil Corp.	167,136	20,113
	Marathon Petroleum Corp.	64,248	10,449
			82,397
Financials (8.2%)
	Wells Fargo & Co.	833,955	77,725
	Nasdaq Inc.	495,234	48,102
	Mastercard Inc. Class A	78,193	44,639
	UBS Group AG (Registered)	691,192	31,915
	Blackrock Inc.	24,198	25,900
	JPMorgan Chase & Co.	72,412	23,333
	Morgan Stanley	93,669	16,629
	KKR & Co. Inc.	128,547	16,387
	American International Group Inc.	178,120	15,238
	Arthur J Gallagher & Co.	52,811	13,667
			313,535
Health Care (7.3%)
	Eli Lilly & Co.	45,217	48,594
	Merck & Co. Inc.	364,331	38,349
	AbbVie Inc.	112,659	25,741
	Abbott Laboratories	197,755	24,777
	Haleon plc	4,678,081	23,640
	Thermo Fisher Scientific Inc.	38,765	22,462
	HCA Healthcare Inc.	43,074	20,110
	GSK plc ADR	335,786	16,467
	UnitedHealth Group Inc.	49,372	16,298
	Roche Holding AG	37,632	15,541
	AstraZeneca plc ADR	163,669	15,046
1

Balanced Portfolio
				Shares	Market Value• ($000)
	Regeneron Pharmaceuticals Inc.			17,303	13,356
					280,381
Industrials (4.5%)
	WW Grainger Inc.			26,591	26,832
	Johnson Controls International plc			211,769	25,359
	Republic Services Inc.			119,524	25,331
	Caterpillar Inc.			39,377	22,558
	Hubbell Inc.			40,883	18,157
	Parker-Hannifin Corp.			20,183	17,740
	PACCAR Inc.			155,826	17,064
	Delta Air Lines Inc.			244,508	16,969
					170,010
Information Technology (21.5%)
	NVIDIA Corp.			1,165,690	217,401
	Apple Inc.			649,009	176,440
	Microsoft Corp.			353,518	170,968
	Broadcom Inc.			196,282	67,933
*	Advanced Micro Devices Inc.			115,442	24,723
	QUALCOMM Inc.			144,051	24,640
	Texas Instruments Inc.			126,531	21,952
	Amphenol Corp. Class A			139,193	18,811
*	Palantir Technologies Inc. Class A			91,177	16,207
	Micron Technology Inc.			52,476	14,977
	Intuit Inc.			21,523	14,257
*	ServiceNow Inc.			86,942	13,319
	Jabil Inc.			52,651	12,005
	Corning Inc.			131,894	11,549
*	Snowflake Inc.			47,079	10,327
*	AppLovin Corp. Class A			8,965	6,041
*	Via Transportation Inc. Class A			53,652	1,556
					823,106
Materials (1.4%)
	Freeport-McMoRan Inc.			372,894	18,939
	Anglo American plc			391,807	16,206
	Linde plc			21,743	9,271
	Teck Resources Ltd. Class B			112,778	5,401
	Westlake Corp.			54,137	4,003
					53,820
Real Estate (1.4%)
	Simon Property Group Inc.			153,907	28,490
	Welltower Inc.			141,966	26,350
					54,840
Utilities (1.8%)
	Sempra			356,778	31,500
	Duke Energy Corp.			175,691	20,593
	Dominion Energy Inc.			307,909	18,040
					70,133
Total Common Stocks (Cost $1,900,287)					2,493,665
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.3%)
U.S. Government Securities (7.7%)
	United States Treasury Note/Bond	3.875%	5/31/2027	4,900	4,925
	United States Treasury Note/Bond	3.750%	6/30/2027	5,533	5,555
	United States Treasury Note/Bond	4.375%	7/15/2027	6,319	6,403
	United States Treasury Note/Bond	2.750%	7/31/2027	292	289
	United States Treasury Note/Bond	3.750%	8/15/2027	4,540	4,559
	United States Treasury Note/Bond	3.625%	8/31/2027	6,344	6,359
	United States Treasury Note/Bond	3.500%	10/31/2027	19,575	19,581
	United States Treasury Note/Bond	4.125%	10/31/2027	11,699	11,829
	United States Treasury Note/Bond	3.375%	11/30/2027	3,216	3,210
	United States Treasury Note/Bond	4.000%	12/15/2027	5,873	5,930
	United States Treasury Note/Bond	3.375%	12/31/2027	10,429	10,409
	United States Treasury Note/Bond	3.875%	12/31/2027	738	743
2

Balanced Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.250%	1/15/2028	3,351	3,400
United States Treasury Note/Bond	4.250%	2/15/2028	2,130	2,162
United States Treasury Note/Bond	3.750%	4/15/2028	1,611	1,620
United States Treasury Note/Bond	3.750%	5/15/2028	1,099	1,105
United States Treasury Note/Bond	3.625%	5/31/2028	336	337
United States Treasury Note/Bond	3.875%	6/15/2028	1,625	1,639
United States Treasury Note/Bond	3.625%	8/15/2028	933	935
United States Treasury Note/Bond	3.375%	9/15/2028	5,230	5,210
United States Treasury Note/Bond	3.500%	11/15/2028	1,031	1,030
United States Treasury Note/Bond	4.250%	2/28/2029	4,623	4,717
United States Treasury Note/Bond	4.125%	3/31/2029	7,373	7,497
United States Treasury Note/Bond	4.625%	4/30/2029	3,370	3,480
United States Treasury Note/Bond	4.500%	5/31/2029	6,392	6,577
United States Treasury Note/Bond	4.250%	6/30/2029	5,479	5,596
United States Treasury Note/Bond	4.000%	7/31/2029	4,587	4,647
United States Treasury Note/Bond	3.625%	8/31/2029	775	775
United States Treasury Note/Bond	3.500%	9/30/2029	6,788	6,758
United States Treasury Note/Bond	3.875%	9/30/2029	84	84
United States Treasury Note/Bond	4.000%	10/31/2029	334	338
United States Treasury Note/Bond	4.125%	10/31/2029	5,172	5,262
United States Treasury Note/Bond	4.125%	11/30/2029	5,463	5,558
United States Treasury Note/Bond	4.375%	12/31/2029	4,956	5,090
United States Treasury Note/Bond	4.250%	1/31/2030	2,830	2,894
United States Treasury Note/Bond	4.000%	2/28/2030	4,438	4,495
United States Treasury Note/Bond	4.000%	3/31/2030	693	702
United States Treasury Note/Bond	3.500%	4/30/2030	317	315
United States Treasury Note/Bond	3.875%	4/30/2030	4,970	5,010
United States Treasury Note/Bond	3.750%	5/31/2030	538	539
United States Treasury Note/Bond	4.000%	5/31/2030	2,505	2,538
United States Treasury Note/Bond	3.875%	6/30/2030	4,927	4,966
United States Treasury Note/Bond	3.625%	8/31/2030	3,554	3,543
United States Treasury Note/Bond	3.625%	9/30/2030	2,804	2,795
United States Treasury Note/Bond	3.500%	11/30/2030	19,309	19,124
United States Treasury Note/Bond	3.625%	12/31/2030	1,420	1,413
United States Treasury Note/Bond	3.750%	12/31/2030	694	695
United States Treasury Note/Bond	4.125%	7/31/2031	2,012	2,046
United States Treasury Note/Bond	3.625%	9/30/2031	176	175
United States Treasury Note/Bond	4.125%	10/31/2031	432	439
United States Treasury Note/Bond	4.375%	1/31/2032	280	288
United States Treasury Note/Bond	4.000%	4/30/2032	316	319
United States Treasury Note/Bond	4.000%	6/30/2032	3,305	3,326
United States Treasury Note/Bond	3.875%	8/31/2032	1,344	1,342
United States Treasury Note/Bond	3.875%	9/30/2032	2,094	2,089
United States Treasury Note/Bond	3.750%	10/31/2032	1,562	1,546
United States Treasury Note/Bond	4.250%	8/15/2035	12,242	12,346
United States Treasury Note/Bond	4.000%	11/15/2035	14,061	13,876
United States Treasury Note/Bond	2.000%	11/15/2041	9,117	6,373
United States Treasury Note/Bond	2.375%	2/15/2042	865	638
United States Treasury Note/Bond	3.375%	8/15/2042	6,736	5,702
United States Treasury Note/Bond	4.000%	11/15/2042	3,193	2,932
United States Treasury Note/Bond	3.875%	5/15/2043	3,846	3,457
United States Treasury Note/Bond	4.500%	2/15/2044	776	752
United States Treasury Note/Bond	4.625%	11/15/2044	776	762
United States Treasury Note/Bond	4.750%	2/15/2045	646	644
United States Treasury Note/Bond	5.000%	5/15/2045	5,390	5,543
United States Treasury Note/Bond	4.875%	8/15/2045	3,440	3,481
United States Treasury Note/Bond	4.625%	11/15/2045	7,418	7,262
United States Treasury Note/Bond	2.375%	5/15/2051	179	113
United States Treasury Note/Bond	4.000%	11/15/2052	110	96
United States Treasury Note/Bond	3.625%	5/15/2053	537	436
United States Treasury Note/Bond	4.125%	8/15/2053	1,166	1,035
United States Treasury Note/Bond	4.750%	11/15/2053	749	737
United States Treasury Note/Bond	4.625%	5/15/2054	1,383	1,335
United States Treasury Note/Bond	4.500%	11/15/2054	395	374
United States Treasury Note/Bond	4.625%	2/15/2055	820	792
United States Treasury Note/Bond	4.750%	5/15/2055	1,438	1,417
United States Treasury Note/Bond	4.750%	8/15/2055	2,724	2,685
United States Treasury Note/Bond	4.625%	11/15/2055	8,113	7,837
				294,833
3

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities (0.6%)
[1,2]	Fannie Mae Pool	1.770%	1/1/2036	505	407
[1,2]	Fannie Mae Pool	3.000%	6/1/2043	138	127
[1,2]	Fannie Mae Pool	3.820%	12/1/2030	1,193	1,179
[1,2]	Fannie Mae Pool	4.050%	9/1/2030	1,230	1,228
[1,2]	Fannie Mae Pool	4.120%	10/1/2030	895	896
[1,2]	Fannie Mae Pool	4.190%	8/1/2030	570	572
[1,2]	Fannie Mae Pool	4.200%	10/1/2030	1,640	1,647
[1,2]	Fannie Mae Pool	4.220%	8/1/2030 - 9/1/2030	1,108	1,114
[1,2]	Fannie Mae Pool	4.240%	9/1/2030	1,970	1,981
[1,2]	Fannie Mae Pool	4.270%	10/1/2030	1,135	1,143
[1,2]	Fannie Mae Pool	4.295%	10/1/2030	765	771
[1,2]	Fannie Mae Pool	4.340%	4/1/2030 - 8/1/2030	4,046	4,091
[1,2]	Fannie Mae Pool	4.360%	7/1/2030	465	471
[1,2]	Fannie Mae Pool	4.380%	8/1/2030	380	385
[1,2]	Fannie Mae Pool	4.400%	9/1/2030	775	785
[1,2]	Fannie Mae Pool	4.420%	8/1/2030	1,860	1,886
[1,2]	Fannie Mae Pool	4.670%	8/1/2030	261	267
[1]	Ginnie Mae I Pool	7.000%	11/15/2031 - 11/15/2033	9	9
[1]	Ginnie Mae I Pool	8.000%	9/15/2030	5	4
[1,2]	UMBS Pool	2.500%	4/1/2037 - 4/1/2038	486	452
[1,2]	UMBS Pool	5.000%	12/1/2054 - 10/1/2055	2,499	2,501
					21,916
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2]	Fannie Mae REMICS	1.500%	8/25/2041	28	28
[1,2]	Fannie Mae REMICS	2.500%	8/25/2046	473	402
[1,2]	Fannie Mae REMICS	3.000%	2/25/2049	21	21
[1,2]	Fannie Mae REMICS	3.500%	4/25/2031 - 11/25/2057	1,175	1,143
[1,2]	Fannie Mae REMICS	4.000%	7/25/2053	28	28
[1,2]	Freddie Mac REMICS	3.500%	3/15/2031 - 10/15/2045	240	229
[1,2]	Freddie Mac REMICS	4.000%	12/15/2030 - 2/15/2031	54	54
					1,905
Total U.S. Government and Agency Obligations (Cost $323,238)					318,654
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[1]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/16/2030	1,310	1,354
[1,3,4]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/2049	13	13
[1,3,4]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/2059	27	27
[1,3,4]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/2066	527	448
[1,3,4]	BX Trust Class A Series 2025-ARIA	5.031%	12/13/2042	190	192
[1,3]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/2039	257	252
[1,3,4]	CENT Trust Class A Series 2025-CITY	4.920%	7/10/2040	1,015	1,027
[1,3]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	1.530%	3/15/2061	154	124
[1,3]	CF Hippolyta Issuer LLC Class A1 Series 2022-1A	5.970%	8/15/2062	108	106
[1,3]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/2036	360	364
[1,3]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/2051	263	250
[1,3]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/2051	725	664
[1,3,4]	Durst Commercial Mortgage Trust Class A Series 2025-151	5.145%	8/10/2042	250	255
[1,3]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/2030	625	633
[1,3]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/2030	338	341
[1,2,4]	Fannie Mae Connecticut Avenue Securities Trust Class 2M2 Series 2016-C03, SOFR30A + 6.014%	9.889%	10/25/2028	19	20
[1,3]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/2038	1,626	1,598
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/2036	495	396
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/2033	885	890
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-511	4.860%	10/25/2028	1,220	1,249
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-516	5.477%	1/25/2029	1,451	1,511
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/2034	300	272
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/2034	300	265
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/2058	461	452
[1]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/2049	1,686	1,518
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/2027	726	729
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.100%	3/16/2029	751	757
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/2028	115	115
[1,3]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/2036	1,632	1,713
[1,3]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/2026	731	716
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/2028	1,029	1,041
[1,3]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/2039	90	88
[1,3]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/2039	168	164
4

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/2039	61	61
[1,3]	PRET Trust Class A1 Series 2025-RPL6	3.850%	9/25/2069	4,075	3,919
[1,3,4]	RFR Trust Class A Series 2025-SGRM	5.379%	3/11/2041	1,005	1,029
[1,3]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/2047	272	238
[1,3]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/2044	174	174
[1,3]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/2051	560	546
[1,3]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/2051	1,032	962
[1,3]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/2034	1,603	1,596
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/2029	980	987
[1,3]	Toyota Lease Owner Trust Class A3 Series 2025-B	3.960%	11/20/2028	530	531
[1,3,4]	Verus Securitization Trust Class A1 Series 2025-R2	5.086%	7/25/2067	1,040	1,042
[1]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/2027	785	789
[1]	Volkswagen Auto Lease Trust Class A3 Series 2025-B	4.010%	1/22/2029	680	683
[1,3]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/2038	255	256
[1,3]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/2038	1,173	1,187
[1,3]	Wheels Fleet Lease Funding 1 LLC Class A1 Series 2024-2A	4.870%	6/21/2039	539	544
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $34,357)					34,088
Corporate Bonds (22.6%)
Communications (1.3%)
	Alphabet Inc.	4.375%	11/15/2032	405	406
	Alphabet Inc.	4.700%	11/15/2035	1,250	1,250
	Alphabet Inc.	5.250%	5/15/2055	100	96
	Alphabet Inc.	5.300%	5/15/2065	95	89
	Alphabet Inc.	5.700%	11/15/2075	360	354
	America Movil SAB de CV	3.625%	4/22/2029	780	763
	AT&T Inc.	2.750%	6/1/2031	1,305	1,199
	AT&T Inc.	4.550%	11/1/2032	600	596
	AT&T Inc.	3.500%	6/1/2041	2,255	1,770
	AT&T Inc.	4.300%	12/15/2042	1,136	958
	AT&T Inc.	4.350%	6/15/2045	510	420
	AT&T Inc.	5.550%	11/1/2045	660	635
	AT&T Inc.	4.750%	5/15/2046	638	552
	AT&T Inc.	6.050%	8/15/2056	300	301
	AT&T Inc.	3.650%	9/15/2059	986	650
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	170	177
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/2033	650	613
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.850%	12/1/2035	85	85
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/2042	1,189	822
	Comcast Corp.	3.400%	4/1/2030	145	141
	Comcast Corp.	5.650%	6/15/2035	110	115
	Comcast Corp.	6.500%	11/15/2035	24	27
	Comcast Corp.	3.250%	11/1/2039	845	660
	Comcast Corp.	3.750%	4/1/2040	450	370
	Comcast Corp.	3.969%	11/1/2047	586	438
	Comcast Corp.	3.999%	11/1/2049	222	163
	Comcast Corp.	2.800%	1/15/2051	610	353
	Comcast Corp.	2.887%	11/1/2051	2,462	1,439
	Comcast Corp.	2.450%	8/15/2052	1,025	541
	Comcast Corp.	4.049%	11/1/2052	604	441
	Comcast Corp.	6.050%	5/15/2055	400	395
	Comcast Corp.	2.937%	11/1/2056	3,908	2,194
	Comcast Corp.	2.650%	8/15/2062	615	309
	Comcast Corp.	2.987%	11/1/2063	2,093	1,131
[3]	Cox Communications Inc.	4.800%	2/1/2035	1,540	1,434
	Meta Platforms Inc.	4.600%	11/15/2032	715	721
	Meta Platforms Inc.	4.950%	5/15/2033	300	309
	Meta Platforms Inc.	5.500%	11/15/2045	2,405	2,334
	Meta Platforms Inc.	5.600%	5/15/2053	1,235	1,182
	Meta Platforms Inc.	5.400%	8/15/2054	1,916	1,780
	Meta Platforms Inc.	5.750%	5/15/2063	480	461
	Meta Platforms Inc.	5.550%	8/15/2064	500	464
	NBCUniversal Media LLC	4.450%	1/15/2043	359	305
[3]	NBN Co. Ltd.	1.625%	1/8/2027	760	743
[3]	NBN Co. Ltd.	2.625%	5/5/2031	1,105	1,015
[3]	NBN Co. Ltd.	2.500%	1/8/2032	2,179	1,951
[3]	NTT Finance Corp.	4.620%	7/16/2028	595	603
[3]	NTT Finance Corp.	4.876%	7/16/2030	775	788
[3]	NTT Finance Corp.	5.171%	7/16/2032	700	718
[3]	NTT Finance Corp.	5.502%	7/16/2035	525	543
5

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ooredoo International Finance Ltd.	2.625%	4/8/2031	725	668
	Orange SA	9.000%	3/1/2031	530	638
	Telefonica Emisiones SA	5.213%	3/8/2047	190	168
	Telefonica Emisiones SA	5.520%	3/1/2049	200	182
	Time Warner Cable LLC	5.875%	11/15/2040	158	146
	Time Warner Cable LLC	5.500%	9/1/2041	988	866
	T-Mobile USA Inc.	2.050%	2/15/2028	1,275	1,224
	T-Mobile USA Inc.	4.850%	1/15/2029	340	347
	T-Mobile USA Inc.	4.200%	10/1/2029	1,577	1,580
	T-Mobile USA Inc.	2.250%	11/15/2031	150	133
	T-Mobile USA Inc.	4.375%	4/15/2040	300	269
	T-Mobile USA Inc.	4.500%	4/15/2050	200	165
	TWDC Enterprises 18 Corp.	4.375%	8/16/2041	133	119
	Uber Technologies Inc.	4.800%	9/15/2034	1,495	1,492
	Uber Technologies Inc.	4.800%	9/15/2035	1,085	1,077
	Verizon Communications Inc.	4.750%	1/15/2033	375	375
	Verizon Communications Inc.	5.750%	11/30/2045	935	928
	Verizon Communications Inc.	5.875%	11/30/2055	410	405
	Walt Disney Co.	3.500%	5/13/2040	849	711
	Walt Disney Co.	4.750%	9/15/2044	26	24
	Walt Disney Co.	2.750%	9/1/2049	424	269
					47,590
Consumer Discretionary (0.6%)
	Amazon.com Inc.	3.600%	4/13/2032	2,300	2,230
	Amazon.com Inc.	2.875%	5/12/2041	105	80
	Amazon.com Inc.	4.950%	12/5/2044	630	605
	Amazon.com Inc.	3.950%	4/13/2052	80	62
	Amazon.com Inc.	4.250%	8/22/2057	1,648	1,321
	Amazon.com Inc.	4.100%	4/13/2062	255	195
	Brown University	2.924%	9/1/2050	155	102
[1]	Duke University	2.832%	10/1/2055	775	486
[3]	ERAC USA Finance LLC	5.000%	2/15/2029	270	277
[3]	ERAC USA Finance LLC	4.900%	5/1/2033	2,985	3,028
[3]	ERAC USA Finance LLC	7.000%	10/15/2037	1,150	1,332
[3]	ERAC USA Finance LLC	5.625%	3/15/2042	340	344
[3]	ERAC USA Finance LLC	4.500%	2/15/2045	1,669	1,453
[3]	ERAC USA Finance LLC	5.400%	5/1/2053	725	706
	Georgetown University	4.315%	4/1/2049	139	115
	Georgetown University	2.943%	4/1/2050	140	90
	Home Depot Inc.	3.300%	4/15/2040	655	536
	Home Depot Inc.	4.200%	4/1/2043	425	368
	Home Depot Inc.	4.875%	2/15/2044	695	649
	Home Depot Inc.	4.400%	3/15/2045	1,120	973
	Home Depot Inc.	4.250%	4/1/2046	1,332	1,127
	Home Depot Inc.	4.500%	12/6/2048	761	657
	Home Depot Inc.	3.125%	12/15/2049	75	51
	Home Depot Inc.	3.350%	4/15/2050	500	353
	Home Depot Inc.	2.375%	3/15/2051	70	40
	Home Depot Inc.	2.750%	9/15/2051	320	198
	Home Depot Inc.	3.625%	4/15/2052	655	478
	Home Depot Inc.	5.300%	6/25/2054	930	889
[3]	Hyundai Capital America	1.650%	9/17/2026	1,060	1,041
[1]	Johns Hopkins University	4.083%	7/1/2053	195	157
	Lowe's Cos. Inc.	5.800%	9/15/2062	672	657
	McDonald's Corp.	3.625%	9/1/2049	142	104
[1]	Northeastern University	2.894%	10/1/2050	225	151
[1]	Northwestern University	2.640%	12/1/2050	25	16
	Trustees of Princeton University	2.516%	7/1/2050	61	38
	Trustees of Princeton University	4.201%	3/1/2052	64	53
	Trustees of the University of Pennsylvania	2.396%	10/1/2050	186	109
[1]	University of Chicago	2.761%	4/1/2045	165	131
	University of Southern California	4.976%	10/1/2053	475	439
	Yale University	2.402%	4/15/2050	41	24
					21,665
Consumer Staples (1.6%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/2036	2,440	2,415
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	4,686	4,333
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	170	162
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	298	308
6

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	2,143	2,051
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	317	323
	BAT Capital Corp.	6.343%	8/2/2030	305	330
	BAT Capital Corp.	5.350%	8/15/2032	460	478
	BAT Capital Corp.	6.000%	2/20/2034	540	578
	BAT Capital Corp.	5.625%	8/15/2035	310	323
	BAT Capital Corp.	4.390%	8/15/2037	1,230	1,131
	BAT Capital Corp.	7.079%	8/2/2043	638	716
	BAT Capital Corp.	4.540%	8/15/2047	705	585
	BAT Capital Corp.	6.250%	8/15/2055	455	469
[3]	Cargill Inc.	6.875%	5/1/2028	645	675
[3]	CK Hutchison International 20 Ltd.	3.375%	5/8/2050	560	405
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	208	215
[3]	Danone SA	2.947%	11/2/2026	735	729
	Diageo Capital plc	2.375%	10/24/2029	2,108	1,982
[3]	Imperial Brands Finance plc	4.500%	6/30/2028	655	660
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	3.000%	5/15/2032	500	448
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/2033	365	381
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/2034	300	331
[3]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	5.950%	4/20/2035	265	278
[3]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	6.375%	2/25/2055	298	303
[3]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	5.500%	1/15/2036	800	812
[3]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.250%	3/1/2056	2,005	1,995
[3]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.375%	4/15/2066	1,025	1,017
	Kenvue Inc.	5.000%	3/22/2030	855	882
	Kenvue Inc.	4.850%	5/22/2032	1,180	1,205
	Kenvue Inc.	4.900%	3/22/2033	1,527	1,558
	Kenvue Inc.	5.100%	3/22/2043	897	862
	Kenvue Inc.	5.050%	3/22/2053	300	273
[3]	L'Oreal SA	5.000%	5/20/2035	825	844
[3]	Mars Inc.	4.800%	3/1/2030	1,410	1,440
[3]	Mars Inc.	5.000%	3/1/2032	3,040	3,131
[3]	Mars Inc.	5.200%	3/1/2035	2,940	3,018
[3]	Mars Inc.	5.650%	5/1/2045	755	761
[3]	Mars Inc.	5.700%	5/1/2055	2,079	2,073
	Philip Morris International Inc.	5.625%	11/17/2029	1,160	1,219
	Philip Morris International Inc.	5.125%	2/15/2030	2,740	2,832
	Philip Morris International Inc.	4.000%	10/29/2030	425	421
	Philip Morris International Inc.	5.125%	2/13/2031	705	730
	Philip Morris International Inc.	4.750%	11/1/2031	675	689
	Philip Morris International Inc.	4.250%	10/29/2032	3,044	2,994
	Philip Morris International Inc.	5.750%	11/17/2032	1,470	1,570
	Philip Morris International Inc.	5.375%	2/15/2033	3,794	3,970
	Philip Morris International Inc.	5.250%	2/13/2034	1,005	1,039
	Philip Morris International Inc.	4.625%	10/29/2035	865	846
	Philip Morris International Inc.	4.875%	11/15/2043	145	134
	Philip Morris International Inc.	4.250%	11/10/2044	2,635	2,237
	Reynolds American Inc.	5.700%	8/15/2035	255	266
	Reynolds American Inc.	5.850%	8/15/2045	425	418
					59,845
Energy (1.6%)
	BP Capital Markets America Inc.	1.749%	8/10/2030	345	310
	BP Capital Markets America Inc.	2.721%	1/12/2032	3,040	2,772
	BP Capital Markets America Inc.	4.812%	2/13/2033	1,580	1,602
	BP Capital Markets America Inc.	4.893%	9/11/2033	1,240	1,262
	BP Capital Markets America Inc.	5.227%	11/17/2034	1,120	1,156
	BP Capital Markets America Inc.	2.772%	11/10/2050	470	290
	BP Capital Markets America Inc.	2.939%	6/4/2051	925	589
	BP Capital Markets America Inc.	3.001%	3/17/2052	1,206	771
	BP Capital Markets America Inc.	3.379%	2/8/2061	370	242
	Cheniere Energy Partners LP	5.950%	6/30/2033	560	594
[3]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	265	270
[3]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	705	705
[3]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	140	144
[3]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	355	376
[3]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	1,075	1,150
[3]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	1,202	1,269
[3]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/2063	247	267
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	585	559
7

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	125	111
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	1,603	1,377
[3]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	621	574
[3]	EIG Pearl Holdings Sarl	4.387%	11/30/2046	470	396
	Enbridge Inc.	4.900%	6/20/2030	370	378
	Enbridge Inc.	5.550%	6/20/2035	275	285
	Enbridge Inc.	6.700%	11/15/2053	370	406
	Enbridge Inc.	5.950%	4/5/2054	300	304
	Energy Transfer LP	5.250%	4/15/2029	1,885	1,937
	Energy Transfer LP	5.200%	4/1/2030	383	395
	Energy Transfer LP	5.150%	2/1/2043	155	140
	Energy Transfer LP	5.350%	5/15/2045	160	145
	Energy Transfer LP	6.125%	12/15/2045	570	560
	Energy Transfer LP	5.300%	4/15/2047	155	138
	Energy Transfer LP	5.400%	10/1/2047	1,226	1,100
	Energy Transfer LP	6.000%	6/15/2048	458	444
	Energy Transfer LP	5.950%	5/15/2054	550	521
[3]	Eni SpA	5.950%	5/15/2054	1,030	1,021
	Enterprise Products Operating LLC	5.200%	1/15/2036	430	437
	Enterprise Products Operating LLC	5.950%	2/1/2041	90	95
	Enterprise Products Operating LLC	5.100%	2/15/2045	1,290	1,209
	Enterprise Products Operating LLC	4.900%	5/15/2046	375	339
	Enterprise Products Operating LLC	4.250%	2/15/2048	730	599
	Enterprise Products Operating LLC	5.550%	2/16/2055	200	194
	EOG Resources Inc.	4.400%	1/15/2031	270	271
	Equinor ASA	3.125%	4/6/2030	1,548	1,491
	Equinor ASA	4.500%	9/3/2030	265	269
	Equinor ASA	5.125%	6/3/2035	2,339	2,403
	Equinor ASA	4.750%	11/14/2035	870	865
	Exxon Mobil Corp.	2.610%	10/15/2030	545	511
[3]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	1,014	918
[3]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/2040	975	831
[3]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	899	940
[1,3]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	594	632
[1]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	425	453
[1,3]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/2042	825	901
[1,3]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	815	850
	MPLX LP	5.500%	6/1/2034	615	628
	ONEOK Inc.	4.750%	10/15/2031	530	533
	ONEOK Inc.	4.950%	10/15/2032	615	618
	ONEOK Inc.	6.050%	9/1/2033	356	379
	ONEOK Inc.	6.625%	9/1/2053	570	597
	ONEOK Inc.	6.250%	10/15/2055	355	356
	Qatar Energy	3.300%	7/12/2051	1,175	825
[3]	QatarEnergy	3.125%	7/12/2041	675	517
[3]	Saudi Arabian Oil Co.	5.375%	6/2/2035	1,060	1,091
[3]	Saudi Arabian Oil Co.	6.375%	6/2/2055	855	891
[3]	Schlumberger Holdings Corp.	5.000%	11/15/2029	430	442
	Shell Finance US Inc.	4.125%	5/11/2035	1,130	1,085
[3]	Shell Finance US Inc.	5.500%	3/25/2040	600	614
	Shell Finance US Inc.	4.550%	8/12/2043	100	89
	Shell Finance US Inc.	4.375%	5/11/2045	3,361	2,894
	Shell Finance US Inc.	3.750%	9/12/2046	170	132
[3]	Shell Finance US Inc.	3.000%	11/26/2051	2,085	1,344
	Suncor Energy Inc.	5.950%	12/1/2034	330	349
	Targa Resources Corp.	4.350%	1/15/2029	755	757
	Targa Resources Corp.	6.150%	3/1/2029	1,815	1,911
	Targa Resources Corp.	5.550%	8/15/2035	1,370	1,403
	Targa Resources Corp.	6.125%	5/15/2055	1,090	1,082
	TotalEnergies Capital SA	5.150%	4/5/2034	705	733
	TotalEnergies Capital SA	5.488%	4/5/2054	796	770
	TotalEnergies Capital SA	5.275%	9/10/2054	1,022	960
	TotalEnergies Capital SA	5.638%	4/5/2064	665	645
	TotalEnergies Capital SA	5.425%	9/10/2064	1,466	1,371
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	125	124
[3]	Whistler Pipeline LLC	5.400%	9/30/2029	240	247
[3]	Whistler Pipeline LLC	5.700%	9/30/2031	180	187
					62,342
8

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Financials (8.8%)
[3]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	1,135	1,175
[3]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/2031	1,210	1,205
[3]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/2034	1,795	1,889
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	225	218
[3]	AIB Group plc	5.871%	3/28/2035	400	422
	Allstate Corp.	5.250%	3/30/2033	445	463
	Allstate Corp.	5.550%	5/9/2035	197	207
	Allstate Corp.	3.850%	8/10/2049	156	119
	American Express Co.	4.731%	4/25/2029	930	944
	American Express Co.	5.282%	7/27/2029	300	309
	American Express Co.	5.532%	4/25/2030	200	209
	American Express Co.	4.918%	7/20/2033	1,263	1,285
	American Express Co.	4.420%	8/3/2033	255	253
	American Express Co.	5.043%	5/1/2034	439	450
	American Express Co.	5.915%	4/25/2035	1,388	1,475
	American Express Co.	5.284%	7/26/2035	1,100	1,133
	American Express Co.	5.442%	1/30/2036	200	208
	American Express Co.	5.667%	4/25/2036	700	739
	American Express Co.	4.804%	10/24/2036	638	630
	American International Group Inc.	4.850%	5/7/2030	265	272
	American International Group Inc.	5.125%	3/27/2033	765	787
	American International Group Inc.	4.750%	4/1/2048	160	142
	Ameriprise Financial Inc.	5.700%	12/15/2028	494	518
	Ameriprise Financial Inc.	4.500%	5/13/2032	335	338
	Ameriprise Financial Inc.	5.150%	5/15/2033	630	654
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	550	542
	Aon North America Inc.	5.450%	3/1/2034	1,685	1,752
	Arthur J Gallagher & Co.	4.850%	12/15/2029	140	143
[3]	Athene Global Funding	2.717%	1/7/2029	980	927
[3]	Athene Global Funding	5.583%	1/9/2029	860	884
[3]	Athene Global Funding	4.721%	10/8/2029	1,244	1,244
[3]	Athene Global Funding	5.380%	1/7/2030	1,385	1,416
[3]	Athene Global Funding	5.033%	7/17/2030	298	301
[3]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/2035	685	616
[3]	Aviation Capital Group LLC	1.950%	9/20/2026	415	408
	Banco Santander SA	5.365%	7/15/2028	400	408
	Banco Santander SA	4.551%	11/6/2030	1,600	1,602
	Bank of America Corp.	4.948%	7/22/2028	85	86
	Bank of America Corp.	6.204%	11/10/2028	300	312
	Bank of America Corp.	4.271%	7/23/2029	4,780	4,800
	Bank of America Corp.	5.819%	9/15/2029	670	699
	Bank of America Corp.	3.194%	7/23/2030	1,055	1,019
	Bank of America Corp.	5.162%	1/24/2031	1,500	1,549
	Bank of America Corp.	2.496%	2/13/2031	1,495	1,392
	Bank of America Corp.	2.592%	4/29/2031	200	186
	Bank of America Corp.	2.572%	10/20/2032	490	442
	Bank of America Corp.	4.571%	4/27/2033	4,978	4,966
	Bank of America Corp.	5.015%	7/22/2033	1,824	1,860
	Bank of America Corp.	5.288%	4/25/2034	305	314
	Bank of America Corp.	5.872%	9/15/2034	2,680	2,859
	Bank of America Corp.	5.511%	1/24/2036	3,031	3,165
	Bank of America Corp.	5.464%	5/9/2036	305	317
	Bank of America Corp.	3.846%	3/8/2037	1,323	1,248
	Bank of America Corp.	5.875%	2/7/2042	260	276
	Bank of America Corp.	3.311%	4/22/2042	870	686
	Bank of America Corp.	5.000%	1/21/2044	1,000	964
	Bank of America Corp.	4.330%	3/15/2050	1,406	1,182
	Bank of America Corp.	2.972%	7/21/2052	1,225	802
	Bank of New York Mellon	4.729%	4/20/2029	330	335
	Bank of New York Mellon Corp.	5.060%	7/22/2032	170	176
	Bank of New York Mellon Corp.	5.834%	10/25/2033	1,004	1,083
	Bank of New York Mellon Corp.	4.706%	2/1/2034	450	451
	Bank of New York Mellon Corp.	4.967%	4/26/2034	952	970
	Bank of New York Mellon Corp.	6.474%	10/25/2034	255	285
	Bank of Nova Scotia	5.350%	12/7/2026	1,740	1,763
	Bank of Nova Scotia	1.950%	2/2/2027	360	353
[3]	Banque Federative du Credit Mutuel SA	4.591%	10/16/2028	1,285	1,298
[3]	Banque Federative du Credit Mutuel SA	5.538%	1/22/2030	1,244	1,293
	Barclays plc	2.279%	11/24/2027	400	394
9

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	5.086%	2/25/2029	785	800
	Barclays plc	4.476%	11/11/2029	1,115	1,121
	Barclays plc	5.367%	2/25/2031	400	413
	Barclays plc	5.785%	2/25/2036	298	312
[3]	Beacon Funding Trust	6.266%	8/15/2054	1,335	1,354
	BlackRock Funding Inc.	5.250%	3/14/2054	765	732
	BlackRock Funding Inc.	5.350%	1/8/2055	450	437
	Blackrock Inc.	2.100%	2/25/2032	605	534
[3]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/2032	605	537
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	510	514
[3]	BNP Paribas SA	3.500%	11/16/2027	2,050	2,028
[3]	BNP Paribas SA	2.591%	1/20/2028	630	620
[3]	BNP Paribas SA	5.335%	6/12/2029	1,095	1,124
[3]	BNP Paribas SA	5.786%	1/13/2033	550	577
[3]	BPCE SA	3.500%	10/23/2027	1,780	1,761
[3]	BPCE SA	5.281%	5/30/2029	575	592
[3]	BPCE SA	2.700%	10/1/2029	1,450	1,369
[3]	BPCE SA	5.876%	1/14/2031	1,820	1,901
[3]	BPCE SA	5.389%	5/28/2031	585	601
[3]	BPCE SA	5.936%	5/30/2035	1,805	1,884
[3]	Brighthouse Financial Global Funding	1.550%	5/24/2026	525	519
[3]	Brighthouse Financial Global Funding	2.000%	6/28/2028	520	488
[3]	Brighthouse Financial Global Funding	5.650%	6/10/2029	1,186	1,212
[3]	CaixaBank SA	4.634%	7/3/2029	1,305	1,318
[3]	CaixaBank SA	4.885%	7/3/2031	1,251	1,268
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	1,105	1,126
	Canadian Imperial Bank of Commerce	4.508%	9/11/2027	925	928
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	925	938
	Capital One Financial Corp.	6.312%	6/8/2029	387	406
	Capital One Financial Corp.	5.700%	2/1/2030	208	216
	Capital One Financial Corp.	7.624%	10/30/2031	914	1,033
	Charles Schwab Corp.	3.200%	3/2/2027	410	407
	Charles Schwab Corp.	2.000%	3/20/2028	952	916
	Charles Schwab Corp.	4.343%	11/14/2031	1,311	1,308
	Citigroup Inc.	3.070%	2/24/2028	1,000	989
	Citigroup Inc.	3.520%	10/27/2028	839	832
	Citigroup Inc.	5.174%	2/13/2030	500	513
	Citigroup Inc.	4.952%	5/7/2031	2,598	2,652
	Citigroup Inc.	4.503%	9/11/2031	565	566
	Citigroup Inc.	5.333%	3/27/2036	760	777
	Citigroup Inc.	5.174%	9/11/2036	585	591
	Citigroup Inc.	3.878%	1/24/2039	1,025	905
	Citigroup Inc.	2.904%	11/3/2042	560	413
[3]	CNO Global Funding	5.875%	6/4/2027	1,035	1,058
[3]	CNO Global Funding	4.875%	12/10/2027	215	218
[3]	CNO Global Funding	2.650%	1/6/2029	370	352
[3]	Commonwealth Bank of Australia	5.071%	9/14/2028	1,060	1,095
[3]	Commonwealth Bank of Australia	2.688%	3/11/2031	2,285	2,078
[3]	Cooperatieve Rabobank UA	4.655%	8/22/2028	625	631
[3]	Corebridge Global Funding	5.900%	9/19/2028	255	266
[3]	Corebridge Global Funding	5.200%	1/12/2029	615	631
[3]	Corebridge Global Funding	5.200%	6/24/2029	1,950	2,002
[3]	Credit Agricole SA	4.631%	9/11/2028	995	1,003
[3]	Credit Agricole SA	6.316%	10/3/2029	355	374
[3]	Credit Agricole SA	5.862%	1/9/2036	250	264
[3]	Danske Bank A/S	1.549%	9/10/2027	1,605	1,577
	Deutsche Bank AG / New York NY	4.469%	12/10/2031	865	862
[3]	DNB Bank ASA	1.535%	5/25/2027	960	950
[3]	DNB Bank ASA	1.605%	3/30/2028	1,330	1,291
[3]	Equitable America Global Funding	3.950%	9/15/2027	170	170
[3]	Equitable Financial Life Global Funding	1.300%	7/12/2026	825	813
[3]	Equitable Financial Life Global Funding	1.700%	11/12/2026	365	358
[3]	Equitable Financial Life Global Funding	1.400%	8/27/2027	535	513
[3]	Equitable Financial Life Global Funding	4.875%	11/19/2027	255	259
[3]	Equitable Financial Life Global Funding	1.800%	3/8/2028	870	829
[3]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/2028	1,075	1,114
[3]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/2029	2,852	2,948
[3]	Federation des Caisses Desjardins du Quebec	4.565%	8/26/2030	925	931
	Fifth Third Bancorp	4.055%	4/25/2028	325	325
	Fifth Third Bancorp	4.337%	4/25/2033	15	15
10

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GA Global Funding Trust	5.500%	1/8/2029	502	516
[3]	GA Global Funding Trust	5.200%	12/9/2031	795	806
	Goldman Sachs Group Inc.	2.640%	2/24/2028	1,860	1,831
	Goldman Sachs Group Inc.	3.691%	6/5/2028	640	637
	Goldman Sachs Group Inc.	3.814%	4/23/2029	840	835
	Goldman Sachs Group Inc.	4.223%	5/1/2029	2,430	2,435
	Goldman Sachs Group Inc.	4.692%	10/23/2030	500	507
	Goldman Sachs Group Inc.	5.218%	4/23/2031	5,522	5,701
	Goldman Sachs Group Inc.	2.615%	4/22/2032	3,130	2,854
	Goldman Sachs Group Inc.	2.383%	7/21/2032	1,963	1,758
	Goldman Sachs Group Inc.	2.650%	10/21/2032	625	564
	Goldman Sachs Group Inc.	3.102%	2/24/2033	679	625
	Goldman Sachs Group Inc.	6.561%	10/24/2034	747	832
	Goldman Sachs Group Inc.	6.750%	10/1/2037	835	932
	HSBC Holdings plc	5.887%	8/14/2027	1,270	1,283
	HSBC Holdings plc	4.041%	3/13/2028	890	889
	HSBC Holdings plc	5.597%	5/17/2028	1,360	1,386
	HSBC Holdings plc	7.390%	11/3/2028	1,565	1,654
	HSBC Holdings plc	4.899%	3/3/2029	1,255	1,273
	HSBC Holdings plc	4.583%	6/19/2029	1,773	1,789
	HSBC Holdings plc	2.206%	8/17/2029	1,085	1,032
	HSBC Holdings plc	5.240%	5/13/2031	1,065	1,097
	HSBC Holdings plc	2.357%	8/18/2031	1,425	1,296
	HSBC Holdings plc	4.619%	11/6/2031	785	787
	HSBC Holdings plc	2.804%	5/24/2032	1,055	964
	HSBC Holdings plc	6.254%	3/9/2034	300	326
	HSBC Holdings plc	6.547%	6/20/2034	200	217
	HSBC Holdings plc	5.741%	9/10/2036	725	746
	HSBC Holdings plc	6.100%	1/14/2042	300	323
	Huntington National Bank	4.552%	5/17/2028	320	322
	ING Groep NV	3.950%	3/29/2027	2,495	2,494
	ING Groep NV	5.335%	3/19/2030	245	253
	Intercontinental Exchange Inc.	4.000%	9/15/2027	3,545	3,554
	Intercontinental Exchange Inc.	4.350%	6/15/2029	255	258
	Intercontinental Exchange Inc.	4.200%	3/15/2031	988	989
	Intercontinental Exchange Inc.	2.650%	9/15/2040	1,086	806
	Intercontinental Exchange Inc.	4.250%	9/21/2048	949	789
	Intercontinental Exchange Inc.	3.000%	6/15/2050	1,032	676
	Intercontinental Exchange Inc.	4.950%	6/15/2052	2,290	2,100
	Intercontinental Exchange Inc.	3.000%	9/15/2060	850	508
	JPMorgan Chase & Co.	5.581%	4/22/2030	6,100	6,363
	JPMorgan Chase & Co.	3.702%	5/6/2030	2,525	2,487
	JPMorgan Chase & Co.	4.603%	10/22/2030	1,540	1,561
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,130	1,168
	JPMorgan Chase & Co.	5.103%	4/22/2031	305	315
	JPMorgan Chase & Co.	4.912%	7/25/2033	2,305	2,349
	JPMorgan Chase & Co.	5.350%	6/1/2034	2,344	2,437
	JPMorgan Chase & Co.	5.336%	1/23/2035	650	674
	JPMorgan Chase & Co.	5.294%	7/22/2035	600	619
	JPMorgan Chase & Co.	5.572%	4/22/2036	4,927	5,172
	JPMorgan Chase & Co.	3.109%	4/22/2041	835	655
	JPMorgan Chase & Co.	5.400%	1/6/2042	750	763
	JPMorgan Chase & Co.	3.157%	4/22/2042	560	434
	JPMorgan Chase & Co.	3.964%	11/15/2048	6,475	5,209
	JPMorgan Chase & Co.	3.109%	4/22/2051	845	574
[3]	KBC Group NV	6.324%	9/21/2034	640	698
[3]	Liberty Mutual Group Inc.	4.569%	2/1/2029	280	281
[3]	Liberty Mutual Group Inc.	5.500%	6/15/2052	1,709	1,593
[3]	Lincoln Financial Global Funding	4.625%	5/28/2028	270	273
	Lloyds Banking Group plc	3.574%	11/7/2028	225	223
	Lloyds Banking Group plc	5.087%	11/26/2028	740	754
	Lloyds Banking Group plc	4.818%	6/13/2029	975	991
	Lloyds Banking Group plc	5.721%	6/5/2030	600	628
	Lloyds Banking Group plc	4.425%	11/4/2031	1,715	1,710
	Lloyds Banking Group plc	5.679%	1/5/2035	846	890
[3]	Lseg US Fin Corp.	5.297%	3/28/2034	255	263
[3]	LSEGA Financing plc	2.000%	4/6/2028	630	603
[3]	Macquarie Group Ltd.	1.935%	4/14/2028	1,245	1,211
[3]	Macquarie Group Ltd.	2.871%	1/14/2033	1,543	1,392
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	2,125	2,154
11

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	675	682
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	220	199
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	560	354
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	240	233
[3]	Met Tower Global Funding	5.250%	4/12/2029	340	351
	MetLife Inc.	4.125%	8/13/2042	145	123
	MetLife Inc.	4.875%	11/13/2043	530	493
	MetLife Inc.	5.000%	7/15/2052	387	354
[3]	Metropolitan Life Global Funding I	3.450%	12/18/2026	640	638
[3]	Metropolitan Life Global Funding I	3.000%	9/19/2027	1,165	1,148
[3]	Metropolitan Life Global Funding I	4.300%	8/25/2029	440	441
[3]	Metropolitan Life Global Funding I	2.400%	1/11/2032	1,410	1,253
[3]	Metropolitan Life Global Funding I	5.150%	3/28/2033	520	535
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	815	827
	Morgan Stanley	3.625%	1/20/2027	1,250	1,247
	Morgan Stanley	3.772%	1/24/2029	4,022	3,999
	Morgan Stanley	5.173%	1/16/2030	1,823	1,872
	Morgan Stanley	4.654%	10/18/2030	2,821	2,854
	Morgan Stanley	5.230%	1/15/2031	885	912
	Morgan Stanley	2.699%	1/22/2031	1,105	1,037
	Morgan Stanley	2.239%	7/21/2032	1,805	1,603
	Morgan Stanley	2.511%	10/20/2032	615	551
	Morgan Stanley	5.466%	1/18/2035	805	836
	Morgan Stanley	5.587%	1/18/2036	510	533
	Morgan Stanley	2.484%	9/16/2036	1,075	945
	Morgan Stanley	5.297%	4/20/2037	270	275
	Morgan Stanley	5.948%	1/19/2038	825	869
	Morgan Stanley	4.300%	1/27/2045	850	736
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	1,820	1,832
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	1,309	1,313
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	985	998
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	1,435	1,438
[3]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	550	562
	National Australia Bank Ltd.	3.905%	6/9/2027	885	887
[3]	National Australia Bank Ltd.	5.134%	11/28/2028	1,538	1,595
[3]	National Australia Bank Ltd.	2.332%	8/21/2030	2,140	1,940
[3]	National Securities Clearing Corp.	5.100%	11/21/2027	1,565	1,602
[3]	Nationwide Building Society	4.649%	7/14/2029	735	742
[3]	Nationwide Building Society	5.537%	7/14/2036	485	500
[3]	Nationwide Financial Services Inc.	3.900%	11/30/2049	1,430	1,083
[3]	Nationwide Mutual Insurance Co.	4.350%	4/30/2050	1,520	1,193
	NatWest Group plc	1.642%	6/14/2027	870	860
[3]	NBK SPC Ltd.	1.625%	9/15/2027	1,975	1,937
[3]	New York Life Global Funding	5.000%	1/9/2034	1,195	1,214
[3]	New York Life Insurance Co.	5.875%	5/15/2033	2,100	2,230
[3]	New York Life Insurance Co.	3.750%	5/15/2050	345	256
[3]	NLG Global Funding	4.350%	9/15/2030	665	657
[3]	Northwestern Mutual Global Funding	5.160%	5/28/2031	845	877
[3]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	696	540
[3]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	270	189
[3]	Nuveen LLC	5.550%	1/15/2030	130	135
[3]	Nuveen LLC	5.850%	4/15/2034	290	304
[3]	Omnis Funding Trust	6.722%	5/15/2055	640	666
[3]	Pacific LifeCorp.	5.400%	9/15/2052	500	479
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	1,250	1,287
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/2028	1,230	1,265
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	1,125	1,171
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/2029	375	386
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	7/1/2029	170	175
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/2030	485	499
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.200%	6/15/2030	218	233
	PNC Bank NA	3.100%	10/25/2027	1,165	1,151
	PNC Bank NA	3.250%	1/22/2028	1,675	1,657
[3]	Pricoa Global Funding I	5.100%	5/30/2028	1,058	1,084
[3]	Pricoa Global Funding I	4.700%	5/28/2030	220	224
[3]	Pricoa Global Funding I	4.650%	8/27/2031	270	273
[3]	Principal Life Global Funding II	2.500%	9/16/2029	825	776
[3]	Protective Life Global Funding	4.714%	7/6/2027	750	758
[3]	Protective Life Global Funding	4.803%	6/5/2030	345	350
[3]	Protective Life Global Funding	5.432%	1/14/2032	650	676
12

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prudential Financial Inc.	4.350%	2/25/2050	1,856	1,539
[3]	RGA Global Funding	4.350%	8/25/2028	475	477
[3]	RGA Global Funding	2.700%	1/18/2029	425	405
[3]	RGA Global Funding	5.448%	5/24/2029	585	605
[3]	RGA Global Funding	5.250%	1/9/2030	1,020	1,053
[3]	RGA Global Funding	5.500%	1/11/2031	495	515
[3]	RGA Global Funding	5.050%	12/6/2031	1,225	1,249
[3]	RGA Global Funding	5.000%	8/25/2032	270	272
	Royal Bank of Canada	5.000%	2/1/2033	1,364	1,403
	S&P Global Inc.	2.900%	3/1/2032	1,817	1,676
[3]	S&P Global Inc.	4.800%	12/4/2035	205	204
[3]	Sammons Financial Group Global Funding	5.100%	12/10/2029	475	487
[3]	Sammons Financial Group Global Funding	4.950%	6/12/2030	1,180	1,196
[3]	Standard Chartered plc	6.301%	1/9/2029	990	1,028
[3]	Standard Chartered plc	5.545%	1/21/2029	1,385	1,421
	State Street Corp.	4.834%	4/24/2030	660	680
	State Street Corp.	4.821%	1/26/2034	450	456
	State Street Corp.	5.146%	2/28/2036	680	696
[3]	Swedbank AB	4.998%	11/20/2029	1,360	1,402
[3]	Teachers Insurance & Annuity Association of America	4.270%	5/15/2047	1,145	944
	Toronto-Dominion Bank	4.456%	6/8/2032	332	331
	Travelers Cos. Inc.	5.050%	7/24/2035	170	173
	UBS AG	5.650%	9/11/2028	1,385	1,445
[3]	UBS Group AG	5.428%	2/8/2030	400	413
[3]	UBS Group AG	5.617%	9/13/2030	1,946	2,033
[3]	UBS Group AG	2.095%	2/11/2032	720	638
[3]	UBS Group AG	3.091%	5/14/2032	1,195	1,108
[3]	UBS Group AG	6.301%	9/22/2034	765	834
[3]	UBS Group AG	5.699%	2/8/2035	750	789
[3]	UBS Group AG	5.580%	5/9/2036	960	999
[3]	UBS Group AG	3.179%	2/11/2043	855	646
[3]	UniCredit SpA	1.982%	6/3/2027	1,015	1,006
[3]	UniCredit SpA	3.127%	6/3/2032	1,000	931
	Wachovia Corp.	7.500%	4/15/2035	1,000	1,167
	Wells Fargo & Co.	3.526%	3/24/2028	1,230	1,222
	Wells Fargo & Co.	5.574%	7/25/2029	100	103
	Wells Fargo & Co.	6.303%	10/23/2029	1,710	1,807
	Wells Fargo & Co.	5.198%	1/23/2030	100	103
	Wells Fargo & Co.	2.879%	10/30/2030	235	224
	Wells Fargo & Co.	5.244%	1/24/2031	690	714
	Wells Fargo & Co.	2.572%	2/11/2031	2,177	2,033
	Wells Fargo & Co.	5.150%	4/23/2031	305	315
	Wells Fargo & Co.	3.350%	3/2/2033	827	771
	Wells Fargo & Co.	4.897%	7/25/2033	6,131	6,227
	Wells Fargo & Co.	5.389%	4/24/2034	830	863
	Wells Fargo & Co.	5.499%	1/23/2035	630	657
	Wells Fargo & Co.	5.211%	12/3/2035	800	817
	Wells Fargo & Co.	5.605%	4/23/2036	305	320
	Wells Fargo & Co.	5.606%	1/15/2044	2,316	2,291
	Wells Fargo & Co.	3.900%	5/1/2045	425	344
	Wells Fargo & Co.	4.900%	11/17/2045	515	463
	Wells Fargo & Co.	4.750%	12/7/2046	2,070	1,816
	Wells Fargo & Co.	4.611%	4/25/2053	1,245	1,070
	Willis North America Inc.	4.550%	3/15/2031	265	265
					335,899
Health Care (2.2%)
	AbbVie Inc.	4.950%	3/15/2031	1,015	1,050
	AbbVie Inc.	5.200%	3/15/2035	580	600
	AbbVie Inc.	4.500%	5/14/2035	2,050	2,013
	AbbVie Inc.	5.350%	3/15/2044	554	547
	AbbVie Inc.	4.850%	6/15/2044	200	185
	AbbVie Inc.	4.700%	5/14/2045	989	893
	AbbVie Inc.	4.875%	11/14/2048	819	745
	AbbVie Inc.	5.400%	3/15/2054	537	522
	AdventHealth Obligated Group	2.795%	11/15/2051	900	558
	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	360	332
	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	540	353
[3]	Alcon Finance Corp.	5.375%	12/6/2032	255	266
[3]	Alcon Finance Corp.	5.750%	12/6/2052	775	783
13

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ascension Health	4.078%	11/15/2028	250	251
	Ascension Health	2.532%	11/15/2029	1,405	1,328
	Ascension Health	4.294%	11/15/2030	1,095	1,097
	Ascension Health	4.923%	11/15/2035	470	471
[1]	Ascension Health	4.847%	11/15/2053	50	45
	AstraZeneca plc	4.000%	1/17/2029	2,270	2,275
	AstraZeneca plc	6.450%	9/15/2037	360	410
	Banner Health	2.907%	1/1/2042	910	668
	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	235	153
	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	570	573
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	590	576
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	255	231
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	303	215
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	1,785	1,431
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	169	146
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	1,822	1,486
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	200	145
	Cedars-Sinai Health System	2.288%	8/15/2031	1,330	1,197
	Children's Hospital Corp.	2.585%	2/1/2050	160	97
	CommonSpirit Health	3.347%	10/1/2029	1,015	981
	CommonSpirit Health	2.782%	10/1/2030	684	637
	CommonSpirit Health	5.205%	12/1/2031	1,235	1,279
	CommonSpirit Health	4.825%	9/1/2035	465	460
	CommonSpirit Health	4.975%	9/1/2035	500	494
[1]	CommonSpirit Health	4.350%	11/1/2042	601	523
	CommonSpirit Health	3.910%	10/1/2050	70	52
	CommonSpirit Health	5.662%	9/1/2055	25	24
	Cottage Health Obligated Group	3.304%	11/1/2049	295	207
[3]	CSL Finance plc	4.750%	4/27/2052	1,164	1,001
	CVS Health Corp.	5.400%	6/1/2029	150	155
	CVS Health Corp.	5.300%	6/1/2033	555	573
	CVS Health Corp.	5.700%	6/1/2034	300	315
	CVS Health Corp.	4.875%	7/20/2035	230	226
	CVS Health Corp.	5.050%	3/25/2048	300	264
	CVS Health Corp.	6.050%	6/1/2054	908	904
	Elevance Health Inc.	2.550%	3/15/2031	780	712
	Eli Lilly & Co.	4.875%	2/27/2053	270	246
	Eli Lilly & Co.	5.050%	8/14/2054	415	389
	Eli Lilly & Co.	5.500%	2/12/2055	875	876
	Eli Lilly & Co.	4.950%	2/27/2063	235	212
	Eli Lilly & Co.	5.200%	8/14/2064	140	132
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	937	954
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	1,309	1,361
	Gilead Sciences Inc.	2.600%	10/1/2040	110	81
	Gilead Sciences Inc.	4.150%	3/1/2047	1,071	888
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	572	605
	HCA Inc.	5.450%	4/1/2031	310	323
	HCA Inc.	6.000%	4/1/2054	640	636
	Humana Inc.	5.875%	3/1/2033	550	578
	Humana Inc.	5.950%	3/15/2034	300	315
	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	365	230
	Inova Health System Foundation	4.068%	5/15/2052	475	378
	Kaiser Foundation Hospitals	3.150%	5/1/2027	275	273
	Kaiser Foundation Hospitals	2.810%	6/1/2041	1,130	839
	Kaiser Foundation Hospitals	3.002%	6/1/2051	1,105	721
	Mass General Brigham Inc.	3.192%	7/1/2049	535	367
	Mass General Brigham Inc.	3.342%	7/1/2060	955	625
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	590	386
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	140	112
	Merck & Co. Inc.	4.550%	9/15/2032	1,940	1,962
	Merck & Co. Inc.	4.450%	12/4/2032	235	235
	Merck & Co. Inc.	4.950%	9/15/2035	2,600	2,640
	Merck & Co. Inc.	4.750%	12/4/2035	675	673
	Merck & Co. Inc.	4.150%	5/18/2043	760	653
	Merck & Co. Inc.	4.000%	3/7/2049	842	674
	Merck & Co. Inc.	2.750%	12/10/2051	303	188
	Merck & Co. Inc.	5.700%	9/15/2055	1,855	1,872
	Merck & Co. Inc.	5.550%	12/4/2055	515	508
	Merck & Co. Inc.	5.700%	12/4/2065	300	297
	New York & Presbyterian Hospital	2.256%	8/1/2040	225	157
14

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	4.400%	5/6/2044	640	570
	OhioHealth Corp.	2.297%	11/15/2031	760	683
	OhioHealth Corp.	2.834%	11/15/2041	485	358
	PeaceHealth Obligated Group	4.335%	11/15/2028	290	291
	PeaceHealth Obligated Group	4.855%	11/15/2032	240	242
	Pfizer Inc.	3.450%	3/15/2029	2,165	2,140
	Pfizer Inc.	4.100%	9/15/2038	1,505	1,379
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/2033	300	303
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	1,640	1,576
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/2053	1,116	1,056
	Piedmont Healthcare Inc.	2.044%	1/1/2032	255	221
	Piedmont Healthcare Inc.	2.719%	1/1/2042	255	181
	Piedmont Healthcare Inc.	2.864%	1/1/2052	340	214
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	985	926
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	790	817
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	449	463
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	325	252
[3]	Roche Holdings Inc.	2.607%	12/13/2051	305	186
	Royalty Pharma plc	5.400%	9/2/2034	2,479	2,539
	Royalty Pharma plc	5.900%	9/2/2054	600	591
	SSM Health Care Corp.	3.823%	6/1/2027	940	940
	Sutter Health	2.294%	8/15/2030	295	271
	Sutter Health	5.213%	8/15/2032	395	409
	Sutter Health	5.537%	8/15/2035	1,105	1,154
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	698	720
[5]	Toledo Hospital	5.750%	11/15/2038	265	268
	UnitedHealth Group Inc.	3.850%	6/15/2028	1,190	1,188
	UnitedHealth Group Inc.	2.000%	5/15/2030	275	251
	UnitedHealth Group Inc.	2.300%	5/15/2031	435	392
	UnitedHealth Group Inc.	5.150%	7/15/2034	225	231
	UnitedHealth Group Inc.	3.500%	8/15/2039	215	179
	UnitedHealth Group Inc.	2.750%	5/15/2040	310	232
	UnitedHealth Group Inc.	5.950%	2/15/2041	317	333
	UnitedHealth Group Inc.	3.050%	5/15/2041	213	161
	UnitedHealth Group Inc.	4.375%	3/15/2042	1,318	1,158
	UnitedHealth Group Inc.	4.250%	3/15/2043	1,600	1,372
	UnitedHealth Group Inc.	5.500%	7/15/2044	340	337
	UnitedHealth Group Inc.	4.750%	7/15/2045	1,140	1,024
	UnitedHealth Group Inc.	4.200%	1/15/2047	215	176
	UnitedHealth Group Inc.	3.750%	10/15/2047	145	111
	UnitedHealth Group Inc.	4.250%	6/15/2048	976	797
	UnitedHealth Group Inc.	4.450%	12/15/2048	140	118
	UnitedHealth Group Inc.	2.900%	5/15/2050	1,539	982
	UnitedHealth Group Inc.	3.250%	5/15/2051	295	199
	UnitedHealth Group Inc.	5.375%	4/15/2054	200	189
	UnitedHealth Group Inc.	5.625%	7/15/2054	2,809	2,754
	UnitedHealth Group Inc.	5.950%	6/15/2055	865	889
	UnitedHealth Group Inc.	4.950%	5/15/2062	722	625
	UnitedHealth Group Inc.	5.750%	7/15/2064	583	569
[3]	VSP Optical Group Inc.	5.450%	12/1/2035	165	166
	Wyeth LLC	6.500%	2/1/2034	170	191
					85,209
Industrials (0.7%)
[3]	Ashtead Capital Inc.	5.550%	5/30/2033	200	206
[3]	Ashtead Capital Inc.	5.950%	10/15/2033	255	270
[3]	Ashtead Capital Inc.	5.800%	4/15/2034	1,830	1,919
	Automatic Data Processing Inc.	4.750%	5/8/2032	1,580	1,619
[3]	BAE Systems plc	3.400%	4/15/2030	470	454
[3]	BAE Systems plc	5.250%	3/26/2031	200	208
[3]	BAE Systems plc	5.300%	3/26/2034	555	575
	Boeing Co.	5.150%	5/1/2030	300	308
	Boeing Co.	6.528%	5/1/2034	176	195
	Boeing Co.	5.705%	5/1/2040	1,013	1,034
	Boeing Co.	6.858%	5/1/2054	200	224
	Boeing Co.	5.930%	5/1/2060	2,317	2,269
	Boeing Co.	7.008%	5/1/2064	345	390
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	340	360
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	420	373
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	415	348
15

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	60	48
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	405	267
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	705	443
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	17	14
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	155	153
	Canadian National Railway Co.	2.450%	5/1/2050	205	122
	Canadian Pacific Railway Co.	2.450%	12/2/2031	400	360
	Canadian Pacific Railway Co.	4.950%	8/15/2045	480	446
	Caterpillar Inc.	5.200%	5/15/2035	810	841
[3]	Daimler Truck Finance North America LLC	5.000%	1/15/2027	210	212
[3]	Daimler Truck Finance North America LLC	3.650%	4/7/2027	445	443
[3]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	150	153
[3]	Daimler Truck Finance North America LLC	4.650%	10/12/2030	465	468
[3]	Daimler Truck Finance North America LLC	5.375%	1/18/2034	355	362
[3]	Element Fleet Management Corp.	5.643%	3/13/2027	450	458
	Honeywell International Inc.	4.250%	1/15/2029	839	845
	Honeywell International Inc.	4.875%	9/1/2029	161	165
	Honeywell International Inc.	5.375%	3/1/2041	132	136
	J Paul Getty Trust	4.905%	4/1/2035	580	591
	John Deere Capital Corp.	4.500%	1/16/2029	755	767
	John Deere Capital Corp.	4.400%	9/8/2031	400	404
	John Deere Capital Corp.	5.150%	9/8/2033	565	592
	Lockheed Martin Corp.	4.500%	5/15/2036	211	207
	Lockheed Martin Corp.	4.700%	5/15/2046	546	494
	Lockheed Martin Corp.	5.700%	11/15/2054	1,379	1,389
	Northrop Grumman Corp.	4.650%	7/15/2030	240	244
	Northrop Grumman Corp.	5.250%	7/15/2035	290	300
	Republic Services Inc.	2.375%	3/15/2033	965	843
	Republic Services Inc.	5.000%	12/15/2033	85	88
	Republic Services Inc.	5.200%	11/15/2034	800	828
	RTX Corp.	4.450%	11/16/2038	80	75
[3]	Siemens Financieringsmaatschappij NV	2.150%	3/11/2031	850	772
[3]	Siemens Financieringsmaatschappij NV	4.400%	5/27/2045	550	485
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	515	536
	UL Solutions Inc.	6.500%	10/20/2028	380	401
	Union Pacific Corp.	2.800%	2/14/2032	8	7
	Union Pacific Corp.	3.375%	2/14/2042	515	405
	Union Pacific Corp.	3.250%	2/5/2050	72	50
	Union Pacific Corp.	3.799%	10/1/2051	696	525
	Union Pacific Corp.	5.600%	12/1/2054	200	199
	Union Pacific Corp.	3.750%	2/5/2070	335	226
[1]	United Airlines Pass Through Trust Class B Series 2018-1	4.600%	9/1/2027	75	75
	Waste Connections Inc.	5.250%	9/1/2035	280	290
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	285	292
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	350	365
					28,138
Materials (0.3%)
[3]	Anglo American Capital plc	2.625%	9/10/2030	515	475
[3]	Corp. Nacional del Cobre de Chile	3.700%	1/30/2050	600	425
	CRH SMW Finance DAC	5.125%	1/9/2030	770	794
	Glencore Canada Corp.	6.200%	6/15/2035	141	150
[3]	Glencore Finance Canada Ltd.	6.000%	11/15/2041	80	83
[3]	Glencore Funding LLC	4.875%	3/12/2029	216	219
[3]	Glencore Funding LLC	5.371%	4/4/2029	1,143	1,179
[3]	Glencore Funding LLC	5.186%	4/1/2030	440	451
[3]	Glencore Funding LLC	6.375%	10/6/2030	1,541	1,659
[3]	Glencore Funding LLC	2.625%	9/23/2031	230	207
[3]	Glencore Funding LLC	6.500%	10/6/2033	700	772
[3]	Glencore Funding LLC	5.634%	4/4/2034	1,697	1,772
[3]	Glencore Funding LLC	5.673%	4/1/2035	1,260	1,316
[3]	Glencore Funding LLC	3.875%	4/27/2051	70	52
[3]	Glencore Funding LLC	3.375%	9/23/2051	261	176
[3]	Glencore Funding LLC	5.893%	4/4/2054	765	761
[3]	Glencore Funding LLC	6.141%	4/1/2055	1,000	1,032
	Rio Tinto Finance USA plc	5.000%	3/14/2032	300	309
	Rio Tinto Finance USA plc	5.250%	3/14/2035	200	206
	Rio Tinto Finance USA plc	5.750%	3/14/2055	660	672
	Rio Tinto Finance USA plc	5.875%	3/14/2065	140	144
					12,854
16

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Real Estate (0.9%)
	American Tower Corp.	3.800%	8/15/2029	170	167
	American Tower Corp.	5.000%	1/31/2030	355	364
	American Tower Corp.	5.900%	11/15/2033	67	72
	American Tower Corp.	5.350%	3/15/2035	340	349
[3]	American Tower Trust #1	5.490%	3/15/2053	2,070	2,105
	CBRE Services Inc.	4.900%	1/15/2033	150	151
	Cousins Properties LP	5.250%	7/15/2030	235	241
	Crown Castle Inc.	4.800%	9/1/2028	314	318
	Crown Castle Inc.	4.300%	2/15/2029	245	244
	Crown Castle Inc.	5.600%	6/1/2029	290	301
	Crown Castle Inc.	4.900%	9/1/2029	402	408
	Crown Castle Inc.	3.300%	7/1/2030	880	834
	Crown Castle Inc.	2.250%	1/15/2031	57	51
	Crown Castle Inc.	2.100%	4/1/2031	531	468
	Crown Castle Inc.	2.500%	7/15/2031	470	420
	Crown Castle Inc.	5.100%	5/1/2033	678	683
	Crown Castle Inc.	5.800%	3/1/2034	800	839
	Crown Castle Inc.	5.200%	9/1/2034	587	593
	Crown Castle Inc.	4.000%	11/15/2049	218	163
	DOC DR LLC	2.625%	11/1/2031	170	153
	Extra Space Storage LP	5.500%	7/1/2030	510	531
	Extra Space Storage LP	5.900%	1/15/2031	821	871
	Extra Space Storage LP	4.950%	1/15/2033	595	601
	Extra Space Storage LP	5.350%	1/15/2035	555	568
	GLP Capital LP / GLP Financing II Inc.	5.250%	2/15/2033	685	686
	GLP Capital LP / GLP Financing II Inc.	5.750%	11/1/2037	530	527
	Healthpeak OP LLC	2.125%	12/1/2028	880	831
	Healthpeak OP LLC	3.000%	1/15/2030	630	597
	Healthpeak OP LLC	4.750%	1/15/2033	895	889
	Kite Realty Group LP	5.200%	8/15/2032	105	107
	NNN REIT Inc.	5.500%	6/15/2034	535	554
	Prologis LP	4.750%	1/15/2031	302	309
	Prologis LP	5.250%	5/15/2035	950	980
[3]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/2035	561	571
	Public Storage Operating Co.	5.350%	8/1/2053	5	5
	Realty Income Corp.	2.200%	6/15/2028	735	705
	Realty Income Corp.	4.700%	12/15/2028	840	856
	Realty Income Corp.	3.250%	1/15/2031	380	362
	Realty Income Corp.	2.850%	12/15/2032	1,295	1,162
	Realty Income Corp.	4.900%	7/15/2033	816	828
	Realty Income Corp.	5.125%	2/15/2034	766	785
	Realty Income Corp.	5.125%	4/15/2035	900	915
[3]	SBA Tower Trust	1.840%	4/15/2027	1,570	1,521
[3]	SBA Tower Trust	1.884%	7/15/2050	265	265
[3]	SBA Tower Trust	1.631%	5/15/2051	1,060	1,037
[3]	SBA Tower Trust	2.593%	10/15/2056	1,500	1,353
[3]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/2030	695	697
	Simon Property Group LP	2.450%	9/13/2029	1,160	1,096
	Simon Property Group LP	4.750%	9/26/2034	700	696
	Ventas Realty LP	5.000%	2/15/2036	860	854
	VICI Properties LP	4.950%	2/15/2030	170	172
	VICI Properties LP	5.125%	5/15/2032	430	433
	VICI Properties LP	5.750%	4/1/2034	85	88
	VICI Properties LP	6.125%	4/1/2054	872	868
	Welltower OP LLC	5.125%	7/1/2035	1,375	1,404
					33,648
Technology (1.1%)
	Apple Inc.	3.850%	5/4/2043	1,430	1,206
	Apple Inc.	3.450%	2/9/2045	120	93
	Apple Inc.	4.650%	2/23/2046	210	193
	Apple Inc.	3.850%	8/4/2046	985	799
	Apple Inc.	2.650%	5/11/2050	825	516
	Apple Inc.	2.650%	2/8/2051	792	490
	Apple Inc.	3.950%	8/8/2052	350	277
	Broadcom Inc.	4.750%	4/15/2029	170	173
	Broadcom Inc.	5.050%	7/12/2029	955	983
	Broadcom Inc.	4.350%	2/15/2030	525	528
	Broadcom Inc.	4.600%	7/15/2030	1,580	1,605
17

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	4.150%	11/15/2030	130	129
	Broadcom Inc.	5.150%	11/15/2031	400	415
	Broadcom Inc.	4.550%	2/15/2032	255	256
	Broadcom Inc.	4.900%	7/15/2032	1,734	1,769
	Broadcom Inc.	2.600%	2/15/2033	710	625
	Broadcom Inc.	3.419%	4/15/2033	1,320	1,222
	Broadcom Inc.	4.800%	10/15/2034	200	200
	Broadcom Inc.	4.800%	2/15/2036	1,270	1,252
[3]	Broadcom Inc.	3.187%	11/15/2036	403	342
	Broadcom Inc.	3.500%	2/15/2041	850	692
	Cisco Systems Inc.	4.950%	2/26/2031	795	824
	Cisco Systems Inc.	5.050%	2/26/2034	1,045	1,075
	Cisco Systems Inc.	5.300%	2/26/2054	305	292
[3]	Foundry JV Holdco LLC	5.900%	1/25/2030	495	518
[3]	Foundry JV Holdco LLC	6.250%	1/25/2035	1,590	1,687
[3]	Foundry JV Holdco LLC	6.200%	1/25/2037	1,707	1,794
[3]	Foundry JV Holdco LLC	6.400%	1/25/2038	1,030	1,097
	Intel Corp.	2.000%	8/12/2031	105	92
	Intel Corp.	5.625%	2/10/2043	762	732
	Intel Corp.	4.100%	5/19/2046	439	336
	Intel Corp.	4.100%	5/11/2047	106	80
	Intel Corp.	3.250%	11/15/2049	180	115
	Intel Corp.	3.200%	8/12/2061	425	243
	International Business Machines Corp.	3.500%	5/15/2029	2,839	2,782
	International Business Machines Corp.	1.950%	5/15/2030	255	232
	International Business Machines Corp.	4.150%	5/15/2039	439	392
	International Business Machines Corp.	4.250%	5/15/2049	1,160	935
	International Business Machines Corp.	5.700%	2/10/2055	2,039	2,007
	Intuit Inc.	5.500%	9/15/2053	611	601
	KLA Corp.	4.950%	7/15/2052	1,401	1,271
	Micron Technology Inc.	4.663%	2/15/2030	562	568
	Micron Technology Inc.	5.650%	11/1/2032	600	631
	Microsoft Corp.	3.450%	8/8/2036	822	750
	Microsoft Corp.	2.525%	6/1/2050	2,735	1,669
	Microsoft Corp.	2.500%	9/15/2050	492	299
	Microsoft Corp.	2.921%	3/17/2052	3,151	2,066
	QUALCOMM Inc.	2.150%	5/20/2030	1,075	990
	QUALCOMM Inc.	4.500%	5/20/2030	395	402
	QUALCOMM Inc.	5.000%	5/20/2035	745	756
	QUALCOMM Inc.	4.800%	5/20/2045	570	521
	QUALCOMM Inc.	4.300%	5/20/2047	245	206
	QUALCOMM Inc.	4.500%	5/20/2052	463	391
	Synopsys Inc.	5.000%	4/1/2032	1,335	1,363
					41,482
Utilities (3.5%)
	AEP Texas Inc.	4.150%	5/1/2049	145	111
	AEP Texas Inc.	3.450%	1/15/2050	210	143
	AEP Texas Inc.	3.450%	5/15/2051	400	270
	AEP Transmission Co. LLC	4.500%	6/15/2052	265	224
	AEP Transmission Co. LLC	5.400%	3/15/2053	170	165
	Alabama Power Co.	5.100%	4/2/2035	475	486
	Alabama Power Co.	6.000%	3/1/2039	654	703
	Alabama Power Co.	5.200%	6/1/2041	120	118
	Alabama Power Co.	4.100%	1/15/2042	215	182
	Alabama Power Co.	3.750%	3/1/2045	630	495
	Alabama Power Co.	4.300%	7/15/2048	775	644
	Ameren Illinois Co.	3.800%	5/15/2028	590	588
	Ameren Illinois Co.	6.125%	12/15/2028	1,000	1,049
	Ameren Illinois Co.	3.700%	12/1/2047	140	107
[1]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/2041	458	461
	American Water Capital Corp.	2.950%	9/1/2027	540	532
	American Water Capital Corp.	3.750%	9/1/2047	45	35
	American Water Capital Corp.	4.200%	9/1/2048	590	480
	American Water Capital Corp.	4.150%	6/1/2049	25	20
	American Water Capital Corp.	3.450%	5/1/2050	95	68
	Arizona Public Service Co.	5.900%	8/15/2055	430	437
	Atmos Energy Corp.	5.000%	12/15/2054	465	423
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	238	152
[3]	Basin Electric Power Cooperative	5.850%	10/15/2055	370	362
18

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	765	831
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	25	27
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	940	901
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	115	92
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	293	247
[3]	Boston Gas Co.	3.150%	8/1/2027	140	138
[3]	Boston Gas Co.	3.757%	3/16/2032	120	114
[3]	Brooklyn Union Gas Co.	4.273%	3/15/2048	708	565
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	465	475
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	255	258
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	1,109	1,137
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	1,369	1,367
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	868	901
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	145	150
	Cleco Corporate Holdings LLC	3.743%	5/1/2026	39	39
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	405	381
	Cleco Securitization I LLC	4.646%	9/1/2044	765	735
	Commonwealth Edison Co.	2.950%	8/15/2027	645	636
	Commonwealth Edison Co.	4.350%	11/15/2045	375	318
	Commonwealth Edison Co.	3.650%	6/15/2046	115	88
	Commonwealth Edison Co.	4.000%	3/1/2048	368	292
	Commonwealth Edison Co.	3.850%	3/15/2052	115	86
	Consolidated Edison Co of New York Inc.	5.750%	11/15/2055	725	724
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	185	161
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	980	843
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	76	60
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	50	39
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	570	378
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	156	164
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	2,490	2,098
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	500	372
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	1,353	1,108
	Consumers Energy Co.	4.200%	9/1/2052	2	2
	Dominion Energy Inc.	4.600%	5/15/2028	785	794
	Dominion Energy Inc.	3.375%	4/1/2030	298	287
	Dominion Energy Inc.	5.375%	11/15/2032	1,470	1,527
	Dominion Energy Inc.	4.900%	8/1/2041	225	208
	Dominion Energy Inc.	4.600%	3/15/2049	760	634
	Dominion Energy Inc.	4.850%	8/15/2052	3,007	2,585
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	138	154
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	44	46
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	95	96
	DTE Energy Co.	4.950%	7/1/2027	640	648
	DTE Energy Co.	5.200%	4/1/2030	565	583
	Duke Energy Carolinas LLC	4.950%	1/15/2033	148	152
	Duke Energy Carolinas LLC	6.100%	6/1/2037	493	531
	Duke Energy Carolinas LLC	3.700%	12/1/2047	470	355
	Duke Energy Carolinas LLC	5.350%	1/15/2053	1,075	1,031
	Duke Energy Carolinas NC Storm Funding II LLC	5.070%	1/1/2048	1,125	1,113
	Duke Energy Corp.	3.400%	6/15/2029	350	342
	Duke Energy Corp.	2.450%	6/1/2030	470	436
	Duke Energy Corp.	4.500%	8/15/2032	625	623
	Duke Energy Corp.	4.950%	9/15/2035	565	560
	Duke Energy Corp.	3.300%	6/15/2041	1,120	862
	Duke Energy Corp.	4.800%	12/15/2045	1,200	1,064
	Duke Energy Corp.	3.750%	9/1/2046	645	488
	Duke Energy Corp.	3.950%	8/15/2047	200	154
	Duke Energy Corp.	4.200%	6/15/2049	525	413
	Duke Energy Corp.	3.500%	6/15/2051	1,190	824
	Duke Energy Corp.	5.000%	8/15/2052	2,053	1,810
	Duke Energy Corp.	5.800%	6/15/2054	1,625	1,606
	Duke Energy Corp.	5.700%	9/15/2055	1,295	1,258
	Duke Energy Florida LLC	6.350%	9/15/2037	200	222
	Duke Energy Florida LLC	3.400%	10/1/2046	170	124
	Duke Energy Florida LLC	5.950%	11/15/2052	155	160
	Duke Energy Progress LLC	5.050%	3/15/2035	1,220	1,242
	Duke Energy Progress LLC	6.300%	4/1/2038	365	404
	Duke Energy Progress LLC	4.100%	3/15/2043	118	99
	Duke Energy Progress LLC	4.200%	8/15/2045	2,045	1,699
	Duke Energy Progress LLC	2.500%	8/15/2050	70	41
19

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	2.900%	8/15/2051	70	44
[1]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2039	1,010	867
	Duke Energy Progress NC Storm Funding LLC	4.890%	1/1/2048	1,150	1,137
[3]	East Ohio Gas Co.	2.000%	6/15/2030	325	294
[3]	East Ohio Gas Co.	3.000%	6/15/2050	475	302
	Emera US Finance LP	3.550%	6/15/2026	716	714
	Emera US Finance LP	4.750%	6/15/2046	1,300	1,110
[3]	Enel Finance International NV	4.125%	9/30/2028	390	389
[3]	Enel Finance International NV	4.375%	9/30/2030	1,010	1,006
[3]	Enel Finance International NV	5.000%	9/30/2035	355	353
[3]	Enel Finance International NV	5.750%	9/30/2055	1,655	1,613
	Entergy Louisiana LLC	3.120%	9/1/2027	410	405
	Evergy Kansas Central Inc.	3.250%	9/1/2049	510	347
	Evergy Metro Inc.	2.250%	6/1/2030	205	189
	Evergy Metro Inc.	4.200%	3/15/2048	137	112
	Eversource Energy	3.300%	1/15/2028	275	270
	Eversource Energy	5.450%	3/1/2028	765	784
	Eversource Energy	4.450%	12/15/2030	205	204
	Eversource Energy	3.375%	3/1/2032	70	65
	Eversource Energy	5.125%	5/15/2033	115	116
	Eversource Energy	5.950%	7/15/2034	300	317
	Exelon Corp.	3.350%	3/15/2032	540	505
	FirstEnergy Corp.	2.650%	3/1/2030	170	159
	FirstEnergy Corp.	2.250%	9/1/2030	710	643
	FirstEnergy Corp.	4.850%	7/15/2047	71	63
	FirstEnergy Corp.	3.400%	3/1/2050	770	532
[3]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	60	61
[3]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	249	249
	FirstEnergy Transmission LLC	5.000%	1/15/2035	523	524
	Florida Power & Light Co.	5.650%	2/1/2035	1,000	1,049
	Florida Power & Light Co.	4.950%	6/1/2035	1,000	1,014
	Florida Power & Light Co.	5.690%	3/1/2040	615	647
	Florida Power & Light Co.	3.700%	12/1/2047	368	283
	Florida Power & Light Co.	5.300%	4/1/2053	535	513
	Fortis Inc.	3.055%	10/4/2026	1,195	1,186
	Georgia Power Co.	4.850%	3/15/2031	465	477
	Georgia Power Co.	4.700%	5/15/2032	910	923
	Georgia Power Co.	4.950%	5/17/2033	1,035	1,056
	Georgia Power Co.	5.250%	3/15/2034	455	470
	Georgia Power Co.	5.200%	3/15/2035	955	980
	Georgia Power Co.	5.400%	6/1/2040	205	208
	Georgia Power Co.	4.750%	9/1/2040	988	938
	Georgia Power Co.	4.300%	3/15/2042	2,811	2,458
	Georgia Power Co.	3.700%	1/30/2050	170	127
	Georgia Power Co.	5.125%	5/15/2052	540	503
	Indiana Michigan Power Co.	4.250%	8/15/2048	415	335
	Jersey Central Power & Light Co.	5.100%	1/15/2035	1,075	1,088
[1]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	647	620
[3]	KeySpan Gas East Corp.	2.742%	8/15/2026	670	664
[3]	Massachusetts Electric Co.	5.900%	11/15/2039	585	614
	MidAmerican Energy Co.	4.400%	10/15/2044	15	13
	MidAmerican Energy Co.	4.250%	5/1/2046	45	38
	MidAmerican Energy Co.	4.250%	7/15/2049	165	135
	MidAmerican Energy Co.	3.150%	4/15/2050	1,166	790
[3]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	220	220
	Mississippi Power Co.	4.250%	3/15/2042	211	181
[3]	Monongahela Power Co.	5.400%	12/15/2043	135	132
	Nevada Power Co.	3.125%	8/1/2050	305	198
[3]	Niagara Mohawk Power Corp.	4.278%	12/15/2028	1,000	1,000
[3]	Niagara Mohawk Power Corp.	3.025%	6/27/2050	540	344
	NiSource Inc.	5.200%	7/1/2029	225	232
	NiSource Inc.	5.250%	2/15/2043	645	618
	NiSource Inc.	4.800%	2/15/2044	255	229
	NiSource Inc.	5.000%	6/15/2052	2,036	1,803
	NiSource Inc.	5.850%	4/1/2055	300	299
	Northern States Power Co.	2.250%	4/1/2031	145	132
	Northern States Power Co.	6.250%	6/1/2036	1,745	1,923
[1,3,5]	Oglethorpe Power Corp.	6.191%	1/1/2031	799	842
	Oglethorpe Power Corp.	5.950%	11/1/2039	170	178
	Oglethorpe Power Corp.	4.550%	6/1/2044	50	42
20

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oglethorpe Power Corp.	4.250%	4/1/2046	537	423
	Oglethorpe Power Corp.	4.500%	4/1/2047	115	96
	Oglethorpe Power Corp.	5.050%	10/1/2048	65	58
	Oglethorpe Power Corp.	5.800%	6/1/2054	575	561
[3]	Ohio Edison Co.	4.950%	12/15/2029	135	138
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	150	147
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	414	414
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	2,025	2,153
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	75	68
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	355	212
	Oncor Electric Delivery Co. LLC	4.600%	6/1/2052	670	564
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	294	262
	Pacific Gas & Electric Co.	6.950%	3/15/2034	695	773
	Pacific Gas & Electric Co.	5.800%	5/15/2034	155	161
	Pacific Gas & Electric Co.	4.600%	6/15/2043	207	173
	Pacific Gas & Electric Co.	4.750%	2/15/2044	305	258
	Pacific Gas & Electric Co.	4.300%	3/15/2045	496	394
	Pacific Gas & Electric Co.	4.950%	7/1/2050	211	178
	Pacific Gas & Electric Co.	6.750%	1/15/2053	260	276
	PECO Energy Co.	4.600%	5/15/2052	280	238
[1]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2038	109	91
[1]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2048	494	361
[1]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2049	365	324
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2049	720	697
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2054	685	638
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	260	232
	Potomac Electric Power Co.	6.500%	11/15/2037	750	842
	Public Service Co. of New Hampshire	5.350%	10/1/2033	170	177
	Public Service Co. of Oklahoma	5.200%	1/15/2035	300	303
	Public Service Co. of Oklahoma	5.450%	1/15/2036	1,485	1,523
	Public Service Electric & Gas Co.	5.050%	3/1/2035	803	820
	Public Service Electric & Gas Co.	5.500%	3/1/2055	543	533
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	870	895
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	340	351
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	680	699
	San Diego Gas & Electric Co.	1.700%	10/1/2030	145	129
	San Diego Gas & Electric Co.	3.750%	6/1/2047	160	122
	San Diego Gas & Electric Co.	4.150%	5/15/2048	545	438
	San Diego Gas & Electric Co.	2.950%	8/15/2051	21	13
	San Diego Gas & Electric Co.	3.700%	3/15/2052	790	574
	San Diego Gas & Electric Co.	5.350%	4/1/2053	1,050	993
[1]	SCE Recovery Funding LLC	0.861%	11/15/2033	178	160
	SCE Recovery Funding LLC	1.942%	5/15/2040	110	85
	SCE Recovery Funding LLC	2.510%	11/15/2043	100	68
	Sempra	3.250%	6/15/2027	4,095	4,049
	Sempra	6.000%	10/15/2039	600	625
	Southern California Edison Co.	5.150%	6/1/2029	1,000	1,022
	Southern California Edison Co.	5.450%	6/1/2031	905	937
	Southern California Edison Co.	5.450%	3/1/2035	1,671	1,695
	Southern California Edison Co.	5.350%	7/15/2035	135	136
	Southern California Edison Co.	5.550%	1/15/2037	2,250	2,249
	Southern California Edison Co.	6.050%	3/15/2039	55	56
	Southern California Edison Co.	4.000%	4/1/2047	195	146
	Southern California Edison Co.	4.125%	3/1/2048	188	143
	Southern California Edison Co.	4.875%	3/1/2049	87	73
	Southern California Edison Co.	3.650%	2/1/2050	155	108
	Southern California Edison Co.	5.700%	3/1/2053	429	398
	Southern California Edison Co.	5.875%	12/1/2053	309	296
	Southern California Edison Co.	5.750%	4/15/2054	255	239
	Southern California Edison Co.	5.900%	3/1/2055	584	562
	Southern California Edison Co.	6.200%	9/15/2055	910	914
	Southern California Gas Co.	2.600%	6/15/2026	820	815
	Southern California Gas Co.	6.350%	11/15/2052	250	270
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	165	175
	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	190	191
	Southern Co. Gas Capital Corp.	4.400%	7/1/2046	2,250	1,899
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	200	157
	Southwest Gas Corp.	2.200%	6/15/2030	230	209
	Southwestern Electric Power Co.	6.200%	3/15/2040	400	425
	Southwestern Public Service Co.	3.700%	8/15/2047	102	77
21

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa Electric Co.	4.900%	3/1/2029	245	250
[3]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/2044	1,120	1,100
[3]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/2048	535	505
[3]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/2052	500	474
[3]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	455	467
	Tucson Electric Power Co.	5.500%	4/15/2053	210	202
	Tucson Electric Power Co.	5.900%	4/15/2055	215	219
	Union Electric Co.	4.000%	4/1/2048	423	336
	Union Electric Co.	5.450%	3/15/2053	250	241
	Virginia Electric & Power Co.	5.150%	3/15/2035	215	219
	Virginia Electric & Power Co.	4.900%	9/15/2035	520	518
	Virginia Electric & Power Co.	4.600%	12/1/2048	150	128
	Virginia Electric & Power Co.	5.450%	4/1/2053	400	381
	Virginia Electric & Power Co.	5.550%	8/15/2054	400	388
	Virginia Electric & Power Co.	5.650%	3/15/2055	465	455
	Virginia Electric & Power Co.	5.600%	9/15/2055	1,780	1,729
	Wisconsin Electric Power Co.	5.700%	12/1/2036	690	736
					132,862
Total Corporate Bonds (Cost $891,094)					861,534
Sovereign Bonds (0.2%)
[3]	Emirate of Abu Dhabi	4.951%	7/7/2052	390	372
[3]	Government of Bermuda	2.375%	8/20/2030	400	363
[3]	Government of Bermuda	3.375%	8/20/2050	200	138
[3]	Kingdom of Saudi Arabia	5.375%	1/13/2031	810	847
[3]	Kingdom of Saudi Arabia	5.750%	1/16/2054	763	751
[3]	OMERS Finance Trust	4.000%	4/20/2028	560	563
	Republic of Chile	2.550%	7/27/2033	1,085	940
	Republic of Chile	3.500%	1/31/2034	545	501
	Republic of Chile	3.500%	4/15/2053	575	412
	State of Israel	5.375%	3/12/2029	1,110	1,141
	State of Israel	5.500%	3/12/2034	580	600
	State of Israel	5.750%	3/12/2054	1,875	1,796
	United Mexican States	6.338%	5/4/2053	364	346
	United Mexican States	6.400%	5/7/2054	533	512
Total Sovereign Bonds (Cost $9,686)					9,282
Taxable Municipal Bonds (1.3%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/2037	50	41
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/2040	285	323
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	60	63
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/2050	820	936
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/2043	300	254
	California GO	7.500%	4/1/2034	155	181
	California GO	7.550%	4/1/2039	375	455
	California GO	7.300%	10/1/2039	1,400	1,629
	California GO	5.875%	10/1/2041	885	926
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/2037	120	115
	California State University College & University Revenue	2.719%	11/1/2052	350	229
	California State University College & University Revenue	2.939%	11/1/2052	445	298
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	1,565	1,755
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	724	812
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/2031	113	113
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/2040	220	179
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/2046	515	373
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/2051	75	62
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/2051	205	177
[5]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/2053	345	267
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	1,953	2,112
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/2034	50	45
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/2042	35	27
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/2046	205	186
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/2042	140	142
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	930	644
	Houston TX GO	6.290%	3/1/2032	260	277
	Illinois GO	5.100%	6/1/2033	10,065	10,315
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/2034	750	796
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/2038	5	4
	JobsOhio Beverage System Miscellaneous Revenue, ETM	2.833%	1/1/2038	155	130
22

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/2051	390	279
[5]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/2034	2,000	2,108
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/2039	670	691
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	385	370
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/2039	1,000	1,042
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	285	335
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/2040	390	435
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	70	65
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/2034	295	270
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/2043	275	225
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	410	491
	New York NY GO	4.610%	9/1/2037	920	899
	New York NY GO	5.094%	10/1/2049	595	560
	New York NY GO	5.114%	10/1/2054	280	262
	New York NY GO	5.935%	2/1/2055	155	162
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	465	511
[5]	Oregon School Boards Association GO	5.528%	6/30/2028	1,044	1,066
[6]	Oregon State University College & University Revenue	3.424%	3/1/2060	1,000	702
[7]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/2028	1,945	2,068
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/2053	1,035	982
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/2060	485	312
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	1,175	985
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/2065	640	573
	Riverside CA General Fund Revenue	3.857%	6/1/2045	260	226
	Riverside County CA Appropriations Revenue	3.818%	2/15/2038	290	274
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/2042	1,000	822
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.469%	2/1/2045	475	477
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.569%	2/1/2050	1,050	1,043
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	925	897
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/2035	352	361
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/2041	330	337
	University of California College & University Revenue	1.316%	5/15/2027	215	208
	University of California College & University Revenue	1.614%	5/15/2030	645	586
	University of California College & University Revenue	3.931%	5/15/2045	570	528
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/2032	465	461
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	80	85
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	695	742
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	450	301
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	1,350	1,169
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/2060	780	506
	University of Michigan College & University Revenue	2.562%	4/1/2050	997	627
	University of Michigan College & University Revenue	3.504%	4/1/2052	210	156
	University of Minnesota College & University Revenue	4.048%	4/1/2052	775	624
Total Taxable Municipal Bonds (Cost $53,447)					49,689
				Shares
Temporary Cash Investments (0.9%)
Money Market Fund (0.0%)
[8]	Vanguard Market Liquidity Fund	3.780%		116	11
				Face Amount ($000)
Repurchase Agreements (0.9%)
	HSBC Bank USA (Dated 12/31/2025, Repurchase Value $3,401, collateralized by U.S. Treasury Obligations 1.375%–4.500%, 12/31/2027–2/15/2053, with a value of $3,468)	3.830%	1/2/2026	3,400	3,400
23

Balanced Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NatWest Markets plc (Dated 12/31/2025, Repurchase Value $29,506, collateralized by U.S. Treasury Obligations 4.500%, 11/15/2033, with a value of $30,090)	3.850%	1/2/2026	29,500	29,500
				32,900
Total Temporary Cash Investments (Cost $32,912)				32,911
Total Investments (99.5%) (Cost $3,245,021)				3,799,823
Other Assets and Liabilities—Net (0.5%)				19,864
Net Assets (100%)				3,819,687
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $234,826, representing 6.1% of net assets.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	5/11/2026	CITNA	1,414	(3.894)	—	(12)
Goldman Sachs Group Inc.	5/5/2028	JPMC	20,785	(3.925)	634	—
					634	(12)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
At December 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $815 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Balanced Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,245,009)	3,799,812
Affiliated Issuers (Cost $12)	11
Total Investments in Securities	3,799,823
Investment in Vanguard	91
Cash	134
Foreign Currency, at Value (Cost $375)	397
Receivables for Investment Securities Sold	19,893
Receivables for Accrued Income	17,628
Receivables for Capital Shares Issued	510
Unrealized Appreciation—Over-the-Counter Swap Contracts	634
Total Assets	3,839,110
Liabilities
Payables for Investment Securities Purchased	16,602
Payables to Investment Advisor	381
Payables for Capital Shares Redeemed	2,078
Payables to Vanguard	350
Unrealized Depreciation—Over-the-Counter Swap Contracts	12
Total Liabilities	19,423
Net Assets	3,819,687
At December 31, 2025, net assets consisted of:

Paid-in Capital	2,765,713
Total Distributable Earnings (Loss)	1,053,974
Net Assets	3,819,687

Net Assets
Applicable to 150,299,462 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,819,687
Net Asset Value Per Share	$25.41

See accompanying Notes, which are an integral part of the Financial Statements.
25

Balanced Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	31,050
Interest	56,165
Securities Lending—Net	5
Total Income	87,220
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,790
Performance Adjustment	(262)
The Vanguard Group—Note C
Management and Administrative	5,488
Marketing and Distribution	149
Custodian Fees	40
Auditing Fees	30
Shareholders’ Reports and Proxy Fees	43
Trustees’ Fees and Expenses	2
Other Expenses	12
Total Expenses	7,292
Expenses Paid Indirectly	(5)
Net Expenses	7,287
Net Investment Income	79,933
Realized Net Gain (Loss)
Investment Securities Sold[2]	429,792
Futures Contracts	38
Swap Contracts	2,508
Forward Currency Contracts	129
Foreign Currencies	8
Realized Net Gain (Loss)	432,475
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	38,667
Futures Contracts	(14)
Swap Contracts	622
Forward Currency Contracts	(124)
Foreign Currencies	325
Change in Unrealized Appreciation (Depreciation)	39,476
Net Increase (Decrease) in Net Assets Resulting from Operations	551,884
1	Dividends are net of foreign withholding taxes of $10.
2	Realized net gain (loss) from an affiliated company of the portfolio was less than $1. There was no change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Balanced Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	79,933	76,708
Realized Net Gain (Loss)	432,475	321,649
Change in Unrealized Appreciation (Depreciation)	39,476	70,896
Net Increase (Decrease) in Net Assets Resulting from Operations	551,884	469,253
Distributions
Total Distributions	(404,142)	(248,485)
Capital Share Transactions
Issued	285,174	211,501
Issued in Lieu of Cash Distributions	404,142	248,485
Redeemed	(552,613)	(405,867)
Net Increase (Decrease) from Capital Share Transactions	136,703	54,119
Total Increase (Decrease)	284,445	274,887
Net Assets
Beginning of Period	3,535,242	3,260,355
End of Period	3,819,687	3,535,242

See accompanying Notes, which are an integral part of the Financial Statements.
27

Balanced Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.77	$23.29	$21.72	$28.41	$25.68
Investment Operations
Net Investment Income[1]	.530	.534	.518	.471	.468
Net Realized and Unrealized Gain (Loss) on Investments	3.000	2.752	2.415	(4.277)	4.137
Total from Investment Operations	3.530	3.286	2.933	(3.806)	4.605
Distributions
Dividends from Net Investment Income	(.547)	(.571)	(.464)	(.480)	(.497)
Distributions from Realized Capital Gains	(2.343)	(1.235)	(.899)	(2.404)	(1.378)
Total Distributions	(2.890)	(1.806)	(1.363)	(2.884)	(1.875)
Net Asset Value, End of Period	$25.41	$24.77	$23.29	$21.72	$28.41
Total Return	16.46%	14.80%	14.33%	-14.30%	19.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,820	$3,535	$3,260	$3,142	$3,787
Ratio of Total Expenses to Average Net Assets[2]	0.20%[3]	0.20%[4]	0.21%[4]	0.21%[4]	0.20%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.25%	2.37%	2.05%	1.76%
Portfolio Turnover Rate[5]	68%	64%	40%	40%	33%
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.00%), 0.00%, and (0.01%).
3	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.20%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.20%, 0.21% and 0.21%, respectively.
5	Includes 0%, 1%, 1%, 7%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
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Balanced Portfolio
Notes to Financial Statements
The Balanced Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The portfolio may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the portfolio and may be offset by entering into an equal amount of TBA purchases. When the portfolio is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
4. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the
29

Balanced Portfolio
prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at December 31, 2025.
7. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended December 31, 2025, the portfolio’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open forward currency contracts at December 31, 2025.
8.  Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the portfolio’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
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Balanced Portfolio
9. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
12. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	Wellington Management Company LLP provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Barclays U.S. Credit A or Better Bond Index for the preceding three years. For the year ended December 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.05% of the portfolio’s average net assets, before a net decrease of $262,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the portfolio had contributed to Vanguard capital in the amount of $91,000, representing less than 0.01% of the portfolio’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
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Balanced Portfolio
D.	The portfolio has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. For the year ended December 31, 2025, these arrangements reduced the portfolio’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,360,821	132,844	—	2,493,665
U.S. Government and Agency Obligations	—	318,654	—	318,654
Asset-Backed/Commercial Mortgage-Backed Securities	—	34,088	—	34,088
Corporate Bonds	—	861,534	—	861,534
Sovereign Bonds	—	9,282	—	9,282
Taxable Municipal Bonds	—	49,689	—	49,689
Temporary Cash Investments	11	32,900	—	32,911
Total	2,360,832	1,438,991	—	3,799,823
Derivative Financial Instruments
Assets
Swap Contracts	—	634	—	634
Liabilities
Swap Contracts	—	(12)	—	(12)
F.	At December 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation— Over-the-Counter Swap Contracts	634	—	—	634
Total Assets	634	—	—	634

Unrealized Depreciation— Over-the-Counter Swap Contracts	(12)	—	—	(12)
Total Liabilities	(12)	—	—	(12)
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	—	38	—	38
Swap Contracts	2,508	—	—	2,508
Forward Currency Contracts	—	—	129	129
Realized Net Gain (Loss) on Derivatives	2,508	38	129	2,675
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Balanced Portfolio
Change in Unrealized Appreciation (Depreciation) on Derivatives	Equity Contracts ($000)	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	—	(14)	—	(14)
Swap Contracts	622	—	—	622
Forward Currency Contracts	—	—	(124)	(124)
Change in Unrealized Appreciation (Depreciation) on Derivatives	622	(14)	(124)	484
G.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	142,288
Undistributed Long-Term Gains	359,178
Net Unrealized Gains (Losses)	552,508
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,053,974
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	100,770	89,175
Long-Term Capital Gains	303,372	159,310
Total	404,142	248,485
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,247,642
Gross Unrealized Appreciation	651,347
Gross Unrealized Depreciation	(99,166)
Net Unrealized Appreciation (Depreciation)	552,181
H.	During the year ended December 31, 2025, the portfolio purchased $1,735,533,000 of investment securities and sold $1,917,670,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $675,608,000 and $679,318,000, respectively.
The portfolio purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $7,009,000 and sales were $6,673,000, resulting in net realized gain of $450,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Balanced Portfolio
I.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	11,864	8,888
Issued in Lieu of Cash Distributions	18,920	10,927
Redeemed	(23,180)	(17,104)
Net Increase (Decrease) in Shares Outstanding	7,604	2,711
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 61% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
K.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
34

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Balanced Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Balanced Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
35

Tax information (unaudited)
For corporate shareholders, 23.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $10,602,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $303,372,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The portfolio hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
Q690B 022026
36

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Capital Growth Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	11
Tax information	12

Capital Growth Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.3%)
Communication Services (7.5%)
	Alphabet Inc. Class A	289,150	90,504
	Alphabet Inc. Class C	86,250	27,065
*	Baidu Inc. ADR	203,700	26,616
	Walt Disney Co.	129,000	14,676
	Meta Platforms Inc. Class A	12,900	8,515
*	Netflix Inc.	69,500	6,516
	Universal Music Group NV	125,355	3,268
*	Spotify Technology SA	4,100	2,381
			179,541
Consumer Discretionary (13.3%)
*	Tesla Inc.	134,800	60,622
*	Amazon.com Inc.	261,850	60,440
	Alibaba Group Holding Ltd. ADR	345,600	50,658
	Ross Stores Inc.	211,600	38,118
	Sony Group Corp. ADR	1,192,400	30,525
	TJX Cos. Inc.	192,500	29,570
	Royal Caribbean Cruises Ltd.	47,800	13,332
*	Mattel Inc.	615,200	12,206
*	Flutter Entertainment plc	26,700	5,742
	Whirlpool Corp.	70,900	5,115
*	Burlington Stores Inc.	12,100	3,495
	eBay Inc.	35,400	3,083
	NIKE Inc. Class B	35,000	2,230
	Restaurant Brands International Inc.	20,000	1,365
			316,501
Consumer Staples (0.9%)
*	Dollar Tree Inc.	59,800	7,356
	Sysco Corp.	89,100	6,566
*	US Foods Holding Corp.	55,800	4,203
	Philip Morris International Inc.	15,800	2,534
			20,659
Energy (1.3%)
	ConocoPhillips	194,100	18,170
	Chevron Corp.	67,610	10,304
	EOG Resources Inc.	32,700	3,434
			31,908
Financials (7.6%)
	Charles Schwab Corp.	480,600	48,017
	Visa Inc. Class A	71,200	24,971
	JPMorgan Chase & Co.	74,000	23,844
	Raymond James Financial Inc.	113,050	18,155
	Wells Fargo & Co.	174,500	16,263
	Northern Trust Corp.	75,100	10,258
	PayPal Holdings Inc.	143,700	8,389
	Mastercard Inc. Class A	10,400	5,937
	Bank of New York Mellon Corp.	46,200	5,363
	Progressive Corp.	21,100	4,805
	CME Group Inc.	16,700	4,560
	Citigroup Inc.	31,700	3,699
	Marsh & McLennan Cos. Inc.	15,400	2,857
	Bank of America Corp.	44,700	2,459
*	Sony Financial Group Inc. ADR	238,480	1,247
	Fidelity National Information Services Inc.	17,300	1,150
			181,974
Health Care (24.7%)
	Eli Lilly & Co.	171,571	184,384
	AstraZeneca plc ADR	746,900	68,663
*	Boston Scientific Corp.	631,802	60,242
1

Capital Growth Portfolio
		Shares	Market Value• ($000)
	Amgen Inc.	181,071	59,266
*	Biogen Inc.	263,550	46,382
	GSK plc ADR	515,000	25,256
	Bristol-Myers Squibb Co.	448,700	24,203
	Thermo Fisher Scientific Inc.	41,400	23,989
	Novartis AG ADR	164,150	22,631
	Roche Holding AG	29,791	12,303
*	Elanco Animal Health Inc. (XNYS)	472,616	10,695
*	BeOne Medicines Ltd. ADR	34,000	10,330
*	BioMarin Pharmaceutical Inc.	166,900	9,919
	Danaher Corp.	30,000	6,868
	CVS Health Corp.	62,400	4,952
	Zimmer Biomet Holdings Inc.	45,500	4,091
*	Edwards Lifesciences Corp.	41,400	3,529
	Stryker Corp.	8,400	2,952
	Agilent Technologies Inc.	20,000	2,721
	Abbott Laboratories	21,000	2,631
	UnitedHealth Group Inc.	6,900	2,278
	Alcon AG	23,800	1,876
			590,161
Industrials (12.8%)
	Siemens AG (Registered)	189,881	53,181
	FedEx Corp.	181,600	52,457
	Southwest Airlines Co.	796,050	32,901
*	United Airlines Holdings Inc.	280,500	31,365
	Delta Air Lines Inc.	291,600	20,237
	Airbus SE	67,539	15,684
	Caterpillar Inc.	23,400	13,405
*	American Airlines Group Inc.	751,500	11,520
	TransDigm Group Inc.	7,200	9,575
	Norfolk Southern Corp.	27,000	7,795
	Booz Allen Hamilton Holding Corp.	87,800	7,407
	Union Pacific Corp.	29,400	6,801
	IDEX Corp.	35,300	6,281
*	Alaska Air Group Inc.	108,100	5,437
	United Parcel Service Inc. Class B (XNYS)	45,650	4,528
	Otis Worldwide Corp.	42,250	3,691
	General Dynamics Corp.	10,700	3,602
	AMETEK Inc.	14,900	3,059
	Rockwell Automation Inc.	7,800	3,035
	CSX Corp.	77,700	2,817
	Textron Inc.	27,600	2,406
	JB Hunt Transport Services Inc.	12,100	2,352
	Carrier Global Corp.	43,300	2,288
*	Boeing Co.	9,100	1,976
	Honeywell International Inc.	9,200	1,795
			305,595
Information Technology (26.9%)
	Micron Technology Inc.	460,700	131,488
	KLA Corp.	56,400	68,531
	Microsoft Corp.	139,100	67,272
	NVIDIA Corp.	359,050	66,963
*	Intel Corp.	1,419,400	52,376
	Texas Instruments Inc.	214,600	37,231
	Oracle Corp.	151,100	29,451
*	Adobe Inc.	81,700	28,594
	NetApp Inc.	166,200	17,798
	Analog Devices Inc.	65,600	17,791
	Intuit Inc.	22,300	14,772
	Apple Inc.	46,500	12,641
	Cisco Systems Inc.	117,600	9,059
	Hewlett Packard Enterprise Co.	342,550	8,228
*	Fair Isaac Corp.	4,800	8,115
	HP Inc.	362,350	8,073
*	Synopsys Inc.	16,300	7,656
	QUALCOMM Inc.	35,900	6,141
	Infineon Technologies AG	126,878	5,536
	Marvell Technology Inc.	56,200	4,776
	Corning Inc.	54,050	4,733
2

Capital Growth Portfolio
		Shares	Market Value• ($000)
	Telefonaktiebolaget LM Ericsson ADR	478,900	4,621
	Applied Materials Inc.	17,500	4,497
	Entegris Inc.	51,300	4,322
	Broadcom Inc.	11,400	3,946
*	Autodesk Inc.	12,600	3,730
*	Advanced Micro Devices Inc.	16,800	3,598
*	Palo Alto Networks Inc.	15,600	2,874
	Jabil Inc.	10,600	2,417
	Salesforce Inc.	9,000	2,384
*	Okta Inc.	20,000	1,729
	Qnity Electronics Inc.	19,283	1,574
			642,917
Materials (1.3%)
	Linde plc	21,500	9,167
*	Glencore plc	1,580,406	8,640
	Albemarle Corp.	49,200	6,959
	Dow Inc.	96,166	2,248
	Corteva Inc.	30,700	2,058
	DuPont de Nemours Inc.	38,566	1,550
	Freeport-McMoRan Inc.	3,200	163
			30,785
Total Common Stocks (Cost $1,164,380)			2,300,041
Temporary Cash Investments (3.2%)
Money Market Fund (3.2%)
[1]	Vanguard Market Liquidity Fund, 3.780% (Cost $76,837)	768,370	76,837
Total Investments (99.5%) (Cost $1,241,217)			2,376,878
Other Assets and Liabilities—Net (0.5%)			11,987
Net Assets (100%)			2,388,865
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
3

Capital Growth Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,164,380)	2,300,041
Affiliated Issuers (Cost $76,837)	76,837
Total Investments in Securities	2,376,878
Investment in Vanguard	56
Receivables for Investment Securities Sold	67,982
Receivables for Accrued Income	2,326
Receivables for Capital Shares Issued	287
Total Assets	2,447,529
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	52,845
Payables to Investment Advisor	866
Payables for Capital Shares Redeemed	4,752
Payables to Vanguard	200
Total Liabilities	58,664
Net Assets	2,388,865
At December 31, 2025, net assets consisted of:

Paid-in Capital	952,528
Total Distributable Earnings (Loss)	1,436,337
Net Assets	2,388,865

Net Assets
Applicable to 38,645,120 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,388,865
Net Asset Value Per Share	$61.82

See accompanying Notes, which are an integral part of the Financial Statements.
4

Capital Growth Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	24,956
Interest[2]	3,217
Securities Lending—Net	4
Total Income	28,177
Expenses
Investment Advisory Fees—Note B	3,102
The Vanguard Group—Note C
Management and Administrative	3,753
Marketing and Distribution	91
Custodian Fees	14
Auditing Fees	29
Shareholders’ Reports and Proxy Fees	33
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	7,032
Net Investment Income	21,145
Realized Net Gain (Loss)
Investment Securities Sold[2]	281,387
Foreign Currencies	1
Realized Net Gain (Loss)	281,388
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	243,930
Foreign Currencies	41
Change in Unrealized Appreciation (Depreciation)	243,971
Net Increase (Decrease) in Net Assets Resulting from Operations	546,504
1	Dividends are net of foreign withholding taxes of $480.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $3,217, $2, and ($3), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Capital Growth Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,145	21,131
Realized Net Gain (Loss)	281,388	90,533
Change in Unrealized Appreciation (Depreciation)	243,971	126,496
Net Increase (Decrease) in Net Assets Resulting from Operations	546,504	238,160
Distributions
Total Distributions	(111,611)	(60,971)
Capital Share Transactions
Issued	222,912	176,055
Issued in Lieu of Cash Distributions	111,611	60,971
Redeemed	(328,303)	(252,689)
Net Increase (Decrease) from Capital Share Transactions	6,220	(15,663)
Total Increase (Decrease)	441,113	161,526
Net Assets
Beginning of Period	1,947,752	1,786,226
End of Period	2,388,865	1,947,752

See accompanying Notes, which are an integral part of the Financial Statements.
6

Capital Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$50.94	$46.38	$38.81	$50.69	$45.21
Investment Operations
Net Investment Income[1]	.541	.545	.534	.468	.356
Net Realized and Unrealized Gain (Loss) on Investments	13.304	5.612	9.693	(7.744)	8.959
Total from Investment Operations	13.845	6.157	10.227	(7.276)	9.315
Distributions
Dividends from Net Investment Income	(.560)	(.565)	(.457)	(.390)	(.480)
Distributions from Realized Capital Gains	(2.405)	(1.032)	(2.200)	(4.214)	(3.355)
Total Distributions	(2.965)	(1.597)	(2.657)	(4.604)	(3.835)
Net Asset Value, End of Period	$61.82	$50.94	$46.38	$38.81	$50.69
Total Return	28.98%	13.41%	27.98%	-15.48%	21.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,389	$1,948	$1,786	$1,419	$1,775
Ratio of Total Expenses to Average Net Assets	0.34%	0.34%	0.34%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.02%	1.09%	1.28%	1.13%	0.73%
Portfolio Turnover Rate	15%	5%	4%	3%	5%[2]
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Capital Growth Portfolio
Notes to Financial Statements
The Capital Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8

Capital Growth Portfolio
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	PRIMECAP Management Company provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with PRIMECAP Management Company beginning January 1, 2026, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the S&P 500 Index since December 31, 2025. For the year ended December 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the portfolio had contributed to Vanguard capital in the amount of $56,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,201,429	98,612	—	2,300,041
Temporary Cash Investments	76,837	—	—	76,837
Total	2,278,266	98,612	—	2,376,878
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	27,132
Undistributed Long-Term Gains	279,040
Net Unrealized Gains (Losses)	1,130,165
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,436,337
9

Capital Growth Portfolio
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	21,557	22,235
Long-Term Capital Gains	90,054	38,736
Total	111,611	60,971
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,246,759
Gross Unrealized Appreciation	1,215,752
Gross Unrealized Depreciation	(85,633)
Net Unrealized Appreciation (Depreciation)	1,130,119
F.	During the year ended December 31, 2025, the portfolio purchased $302,499,000 of investment securities and sold $397,003,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	4,196	3,539
Issued in Lieu of Cash Distributions	2,364	1,245
Redeemed	(6,155)	(5,059)
Net Increase (Decrease) in Shares Outstanding	405	(275)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At December 31, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 49% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
10

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Capital Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Capital Growth Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
11

Tax information (unaudited)
For corporate shareholders, 86.4%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $1,426,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $90,054,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q690CG 022026
12

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Diversified Value Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	12
Tax information	13

Diversified Value Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.7%)
Communication Services (6.6%)
	Comcast Corp. Class A	792,768	23,696
	Alphabet Inc. Class A	58,720	18,379
	Alphabet Inc. Class C	49,460	15,520
*	Warner Bros Discovery Inc.	325,600	9,384
	Omnicom Group Inc.	111,591	9,011
	Verizon Communications Inc.	193,240	7,871
*	Charter Communications Inc. Class A	31,700	6,617
	WPP plc ADR	208,500	4,683
			95,161
Consumer Discretionary (7.2%)
	General Motors Co.	312,683	25,427
*	Airbnb Inc. Class A	87,100	11,821
	Sony Group Corp. ADR	432,300	11,067
	Magna International Inc.	194,675	10,376
	Lennar Corp. Class A	79,130	8,135
	NIKE Inc. Class B	127,000	8,091
	Lowe's Cos. Inc.	32,100	7,741
*	Aptiv plc	77,700	5,912
	Genuine Parts Co.	36,900	4,537
*	Amazon.com Inc.	18,800	4,340
	Lithia Motors Inc.	9,200	3,058
	BorgWarner Inc. (XNYS)	62,200	2,803
			103,308
Consumer Staples (4.5%)
	Keurig Dr Pepper Inc.	366,800	10,274
	Constellation Brands Inc. Class A	67,000	9,243
	Coca-Cola Co.	121,200	8,473
	Kraft Heinz Co.	323,300	7,840
	Procter & Gamble Co.	47,800	6,850
	Mondelez International Inc. Class A	106,700	5,744
	J M Smucker Co.	43,800	4,284
	Unilever plc ADR	59,560	3,895
	McCormick & Co. Inc.	50,986	3,473
[1]	Anheuser-Busch InBev SA ADR	44,100	2,824
	Conagra Brands Inc.	132,400	2,292
*	Magnum Ice Cream Co. NV	12,478	198
			65,390
Energy (8.4%)
	ConocoPhillips	189,493	17,738
	APA Corp.	691,123	16,905
	Targa Resources Corp.	61,500	11,347
	Phillips 66	80,600	10,401
	Shell plc ADR	127,336	9,357
	SLB Ltd.	218,500	8,386
	NOV Inc.	503,515	7,870
	TotalEnergies SE	114,520	7,492
	Coterra Energy Inc.	267,650	7,044
	EOG Resources Inc.	66,800	7,015
	Ovintiv Inc. (XNYS)	171,300	6,713
	Marathon Petroleum Corp.	33,100	5,383
	Baker Hughes Co.	93,000	4,235
	Murphy Oil Corp.	56,840	1,776
			121,662
Financials (23.2%)
	American International Group Inc.	446,942	38,236
	Wells Fargo & Co.	331,833	30,927
	Capital One Financial Corp.	125,280	30,363
	US Bancorp	414,440	22,114
1

Diversified Value Portfolio
		Shares	Market Value• ($000)
	Citigroup Inc.	156,703	18,286
	First Citizens BancShares Inc. Class A	8,442	18,118
	State Street Corp.	121,010	15,611
*	Fiserv Inc.	208,800	14,025
	Corebridge Financial Inc.	383,200	11,561
	Intercontinental Exchange Inc.	71,200	11,532
	Ameriprise Financial Inc.	22,780	11,170
	Willis Towers Watson plc	33,200	10,909
	Charles Schwab Corp.	103,600	10,351
	Mitsubishi UFJ Financial Group Inc. ADR	587,730	9,321
	Carlyle Group Inc.	143,300	8,470
	PNC Financial Services Group Inc.	39,500	8,245
	Citizens Financial Group Inc.	138,261	8,076
	Reinsurance Group of America Inc.	39,600	8,057
	Global Payments Inc.	103,900	8,042
	Blackstone Inc.	51,980	8,012
	Nasdaq Inc.	78,900	7,664
	Truist Financial Corp.	126,700	6,235
	Cullen / Frost Bankers Inc.	47,580	6,025
	Bank of America Corp.	100,400	5,522
	Fidelity National Information Services Inc.	66,700	4,433
	Hartford Insurance Group Inc.	30,100	4,148
			335,453
Health Care (11.7%)
	Elevance Health Inc.	67,571	23,687
	GE HealthCare Technologies Inc.	276,817	22,705
	Merck & Co. Inc.	180,020	18,949
	Medtronic plc	158,364	15,212
	Zimmer Biomet Holdings Inc.	131,211	11,798
*	IQVIA Holdings Inc.	46,700	10,527
	Amgen Inc.	30,100	9,852
	UnitedHealth Group Inc.	28,000	9,243
	Danaher Corp.	32,640	7,472
	Alcon AG	86,910	6,849
	Humana Inc.	26,500	6,787
	CVS Health Corp.	58,300	4,627
	HCA Healthcare Inc.	8,800	4,108
*	Centene Corp.	75,560	3,109
	Sanofi SA ADR	58,164	2,819
	GSK plc ADR	57,332	2,812
*	Solventum Corp.	35,400	2,805
	Cigna Group	10,100	2,780
	Labcorp Holdings Inc.	11,000	2,760
			168,901
Industrials (11.8%)
	Parker-Hannifin Corp.	25,330	22,264
	FedEx Corp.	46,833	13,528
	General Dynamics Corp.	38,750	13,046
	Delta Air Lines Inc.	171,500	11,902
	Deere & Co.	24,245	11,288
	PACCAR Inc.	84,480	9,251
*	Uber Technologies Inc.	111,940	9,147
	Equifax Inc.	40,900	8,875
	Cummins Inc.	17,251	8,806
	AerCap Holdings NV	57,500	8,266
	Union Pacific Corp.	32,600	7,541
	CNH Industrial NV	695,634	6,414
	Oshkosh Corp.	49,560	6,226
	Masco Corp.	94,600	6,003
	Fortive Corp.	108,500	5,990
*	Boeing Co.	25,800	5,602
	Norfolk Southern Corp.	16,400	4,735
	Stanley Black & Decker Inc.	41,500	3,083
	RTX Corp.	15,400	2,824
	Timken Co.	32,800	2,759
*	Fluor Corp.	54,750	2,170
			169,720
2

Diversified Value Portfolio
		Shares	Market Value• ($000)
Information Technology (12.1%)
*	Workday Inc. Class A	130,400	28,007
	Salesforce Inc.	100,600	26,650
*	F5 Inc.	95,200	24,301
	Microsoft Corp.	34,560	16,714
[1]	Telefonaktiebolaget LM Ericsson ADR	1,669,005	16,106
	QUALCOMM Inc.	58,550	10,015
*	Synopsys Inc.	19,410	9,117
	TE Connectivity plc	37,460	8,522
*	Teledyne Technologies Inc.	16,500	8,427
	Microchip Technology Inc.	122,590	7,811
*	Adobe Inc.	21,760	7,616
	Cognizant Technology Solutions Corp. Class A	75,200	6,242
	CDW Corp.	35,900	4,890
			174,418
Materials (5.5%)
	Corteva Inc.	337,050	22,592
	Martin Marietta Materials Inc.	18,750	11,675
	PPG Industries Inc.	110,800	11,353
	Ecolab Inc.	36,350	9,543
	RPM International Inc.	74,620	7,760
	Air Products & Chemicals Inc.	27,410	6,771
*	Amrize Ltd.	100,500	5,435
	Olin Corp.	176,800	3,683
			78,812
Real Estate (0.7%)
	Equity LifeStyle Properties Inc.	83,640	5,070
*	CBRE Group Inc. Class A	29,400	4,727
			9,797
Utilities (3.0%)
	Dominion Energy Inc.	222,700	13,048
	Atmos Energy Corp.	57,761	9,682
	Xcel Energy Inc.	110,090	8,131
	American Water Works Co. Inc.	59,330	7,743
	PPL Corp.	148,855	5,213
			43,817
Total Common Stocks (Cost $1,295,913)			1,366,439
Temporary Cash Investments (5.7%)
Money Market Fund (5.7%)
[2,3]	Vanguard Market Liquidity Fund, 3.780% (Cost $83,016)	830,160	83,016
Total Investments (100.4%) (Cost $1,378,929)			1,449,455
Other Assets and Liabilities—Net (-0.4%)			(6,402)
Net Assets (100%)			1,443,053
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,194.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,439 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	120	41,355	10

See accompanying Notes, which are an integral part of the Financial Statements.
3

Diversified Value Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,295,913)	1,366,439
Affiliated Issuers (Cost $83,016)	83,016
Total Investments in Securities	1,449,455
Investment in Vanguard	33
Cash Collateral Pledged—Futures Contracts	2,831
Receivables for Investment Securities Sold	677
Receivables for Accrued Income	1,641
Receivables for Capital Shares Issued	177
Total Assets	1,454,814
Liabilities
Payables for Investment Securities Purchased	1,673
Collateral for Securities on Loan	7,439
Payables to Investment Advisor	285
Payables for Capital Shares Redeemed	1,936
Payables to Vanguard	102
Variation Margin Payable—Futures Contracts	326
Total Liabilities	11,761
Net Assets	1,443,053
1 Includes $7,194 of securities on loan.
At December 31, 2025, net assets consisted of:

Paid-in Capital	1,029,939
Total Distributable Earnings (Loss)	413,114
Net Assets	1,443,053

Net Assets
Applicable to 82,596,651 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,443,053
Net Asset Value Per Share	$17.47

See accompanying Notes, which are an integral part of the Financial Statements.
4

Diversified Value Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	21,566
Interest[2]	3,115
Securities Lending—Net	26
Total Income	24,707
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,535
Performance Adjustment	123
The Vanguard Group—Note C
Management and Administrative	1,958
Marketing and Distribution	65
Custodian Fees	56
Auditing Fees	29
Shareholders’ Reports and Proxy Fees	43
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	3,819
Net Investment Income	20,888
Realized Net Gain (Loss)
Investment Securities Sold[2]	320,318
Futures Contracts	3,450
Realized Net Gain (Loss)	323,768
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(135,430)
Futures Contracts	1,145
Change in Unrealized Appreciation (Depreciation)	(134,285)
Net Increase (Decrease) in Net Assets Resulting from Operations	210,371
1	Dividends are net of foreign withholding taxes of $184.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $3,029, $3, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Diversified Value Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,888	21,095
Realized Net Gain (Loss)	323,768	113,150
Change in Unrealized Appreciation (Depreciation)	(134,285)	41,565
Net Increase (Decrease) in Net Assets Resulting from Operations	210,371	175,810
Distributions
Total Distributions	(132,584)	(90,384)
Capital Share Transactions
Issued	118,707	250,020
Issued in Lieu of Cash Distributions	132,584	90,384
Redeemed	(246,350)	(212,367)
Net Increase (Decrease) from Capital Share Transactions	4,941	128,037
Total Increase (Decrease)	82,728	213,463
Net Assets
Beginning of Period	1,360,325	1,146,862
End of Period	1,443,053	1,360,325

See accompanying Notes, which are an integral part of the Financial Statements.
6

Diversified Value Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.65	$15.63	$14.01	$17.45	$13.74
Investment Operations
Net Investment Income[1]	.249	.264	.245	.204	.183
Net Realized and Unrealized Gain (Loss) on Investments	2.232	1.988	2.384	(2.034)	3.940
Total from Investment Operations	2.481	2.252	2.629	(1.830)	4.123
Distributions
Dividends from Net Investment Income	(.267)	(.267)	(.210)	(.181)	(.174)
Distributions from Realized Capital Gains	(1.394)	(.965)	(.799)	(1.429)	(.239)
Total Distributions	(1.661)	(1.232)	(1.009)	(1.610)	(.413)
Net Asset Value, End of Period	$17.47	$16.65	$15.63	$14.01	$17.45
Total Return	16.83%	14.89%	20.13%	-11.49%	30.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,443	$1,360	$1,147	$1,070	$1,229
Ratio of Total Expenses to Average Net Assets[2]	0.28%	0.28%[3]	0.29%	0.29%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.55%	1.63%	1.71%	1.38%	1.14%
Portfolio Turnover Rate	79%	35%	19%	25%	25%
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.01%, and 0.01%.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.28%.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Diversified Value Portfolio
Notes to Financial Statements
The Diversified Value Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the portfolio’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment
8

Diversified Value Portfolio
objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Hotchkis and Wiley Capital Management, LLC, and beginning December 2025, Harris Associates L.P. and Aristotle Capital Management, LLC, each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Hotchkis and Wiley Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell 1000 Value Index for the preceding five years. In accordance with the advisory contract entered into with Harris Associates L.P. and Aristotle Capital Management, LLC, beginning January 1, 2027, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the Russell 1000 Value Index since December 31, 2025. Until December 2025, a portion of the portfolio was managed by Lazard Asset Management LLC for a fee calculated at an annual percentage rate of average net assets managed by Lazard Management LLC. The basic fee paid to Lazard Asset Management LLC was subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years.
Vanguard manages the cash reserves of the portfolio as described below.
For the year ended December 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.11% of the portfolio’s average net assets, before a net increase of $123,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides cash management services to the portfolio through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The portfolio's expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the portfolio had contributed to Vanguard capital in the amount of $33,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2025, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized
9

Diversified Value Portfolio
gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	43,968
Undistributed Long-Term Gains	301,421
Net Unrealized Gains (Losses)	67,813
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(88)
Total	413,114
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	39,956	37,333
Long-Term Capital Gains	92,628	53,051
Total	132,584	90,384
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,381,642
Gross Unrealized Appreciation	137,102
Gross Unrealized Depreciation	(69,289)
Net Unrealized Appreciation (Depreciation)	67,813
F.	During the year ended December 31, 2025, the portfolio purchased $1,008,756,000 of investment securities and sold $1,119,611,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $0 and sales were $2,869,000, resulting in net realized gain of $267,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	7,236	15,786
Issued in Lieu of Cash Distributions	9,056	5,760
Redeemed	(15,406)	(13,206)
Net Increase (Decrease) in Shares Outstanding	886	8,340
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
10

Diversified Value Portfolio
At December 31, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 41% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
11

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Diversified Value Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Diversified Value Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
12

Tax information (unaudited)
For corporate shareholders, 44.5%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $1,436,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $92,628,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q690DV 022026
13

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Equity Income Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	14
Tax information	15

Equity Income Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (97.4%)
Communication Services (2.1%)
T-Mobile US Inc.	128,427	26,076
Verizon Communications Inc.	219,030	8,921
Comcast Corp. Class A	287,693	8,599
Walt Disney Co.	44,604	5,075
AT&T Inc.	106,479	2,645
		51,316
Consumer Discretionary (5.7%)
Industria de Diseno Textil SA	299,230	19,739
Dick's Sporting Goods Inc.	87,928	17,407
Darden Restaurants Inc.	92,067	16,942
Tractor Supply Co.	257,084	12,857
NIKE Inc. Class B	168,230	10,718
Home Depot Inc.	27,645	9,513
Lowe's Cos. Inc.	38,283	9,232
eBay Inc.	62,299	5,426
Lear Corp.	44,349	5,082
BorgWarner Inc. (XNYS)	107,146	4,828
McDonald's Corp.	14,375	4,393
H&R Block Inc.	100,696	4,388
Las Vegas Sands Corp.	65,143	4,240
Penske Automotive Group Inc.	23,196	3,672
Bath & Body Works Inc.	171,045	3,435
Travel & Leisure Co.	32,203	2,271
Ralph Lauren Corp.	5,299	1,874
		136,017
Consumer Staples (9.7%)
Unilever plc ADR	422,206	27,612
Keurig Dr Pepper Inc.	938,511	26,288
Philip Morris International Inc.	162,454	26,058
Walmart Inc.	206,125	22,964
Archer-Daniels-Midland Co.	394,806	22,697
Procter & Gamble Co.	117,878	16,893
Kimberly-Clark Corp.	150,299	15,164
Constellation Brands Inc. Class A	108,168	14,923
Pernod Ricard SA	139,833	11,973
PepsiCo Inc.	77,485	11,121
Altria Group Inc.	131,671	7,592
Coca-Cola Co.	91,294	6,382
Colgate-Palmolive Co.	80,155	6,334
Kroger Co.	88,527	5,531
Nomad Foods Ltd.	352,476	4,409
Ingredion Inc.	30,079	3,317
Sysco Corp.	33,417	2,463
Edgewell Personal Care Co.	49,245	840
		232,561
Energy (7.1%)
ConocoPhillips	438,688	41,065
Exxon Mobil Corp.	202,655	24,387
Coterra Energy Inc.	872,177	22,956
EQT Corp.	362,562	19,433
Targa Resources Corp.	103,339	19,066
Marathon Petroleum Corp.	85,697	13,937
Chevron Corp.	44,037	6,712
EOG Resources Inc.	60,773	6,382
Devon Energy Corp.	142,603	5,223
Matador Resources Co.	105,580	4,481
SLB Ltd.	106,454	4,086
1

Equity Income Portfolio
	Shares	Market Value• ($000)
World Kinect Corp.	39,814	933
		168,661
Financials (20.5%)
JPMorgan Chase & Co.	202,310	65,188
Bank of America Corp.	1,151,555	63,336
Morgan Stanley	166,369	29,536
M&T Bank Corp.	144,775	29,169
American International Group Inc.	313,919	26,856
Progressive Corp.	102,987	23,452
Marsh & McLennan Cos. Inc.	122,795	22,781
Regions Financial Corp.	708,201	19,192
Huntington Bancshares Inc.	1,066,280	18,500
Raymond James Financial Inc.	106,308	17,072
Wells Fargo & Co.	176,288	16,430
Intercontinental Exchange Inc.	100,401	16,261
Nasdaq Inc.	166,925	16,213
Ares Management Corp. Class A	84,461	13,652
PNC Financial Services Group Inc.	42,942	8,963
Aflac Inc.	59,781	6,592
State Street Corp.	49,113	6,336
Hartford Insurance Group Inc.	45,255	6,236
Ameriprise Financial Inc.	12,334	6,048
MetLife Inc.	75,643	5,971
Synchrony Financial	68,039	5,677
MGIC Investment Corp.	176,558	5,159
Unum Group	63,148	4,894
Essent Group Ltd.	71,865	4,672
Southstate Bank Corp.	48,924	4,604
Popular Inc.	36,679	4,567
Bank of New York Mellon Corp.	37,715	4,378
Jackson Financial Inc. Class A	37,734	4,024
Equitable Holdings Inc.	84,413	4,022
Assured Guaranty Ltd.	44,657	4,013
Goldman Sachs Group Inc.	4,400	3,868
Voya Financial Inc.	51,003	3,799
PROG Holdings Inc.	127,827	3,770
Citigroup Inc.	28,625	3,340
Blackstone Inc.	18,042	2,781
Commerce Bancshares Inc.	52,943	2,771
Assurant Inc.	8,610	2,074
Blackrock Inc.	1,871	2,003
Chubb Ltd.	700	219
		488,419
Health Care (15.5%)
Merck & Co. Inc.	600,563	63,215
Johnson & Johnson	265,303	54,904
UnitedHealth Group Inc.	112,285	37,066
Gilead Sciences Inc.	274,452	33,686
Elevance Health Inc.	80,923	28,368
Pfizer Inc.	748,698	18,643
Roche Holding AG	40,428	16,696
AstraZeneca plc ADR	177,787	16,344
Becton Dickinson & Co.	82,851	16,079
Zoetis Inc.	123,097	15,488
CVS Health Corp.	173,799	13,793
Eli Lilly & Co.	11,253	12,093
AbbVie Inc.	49,607	11,335
Bristol-Myers Squibb Co.	167,782	9,050
Abbott Laboratories	72,118	9,036
Cigna Group	26,138	7,194
Organon & Co.	509,109	3,650
Amgen Inc.	6,324	2,070
Quest Diagnostics Inc.	4,733	821
Medtronic plc	7,214	693
Cardinal Health Inc.	1,436	295
		370,519
Industrials (10.9%)
Honeywell International Inc.	161,441	31,495
PACCAR Inc.	225,357	24,679
2

Equity Income Portfolio
	Shares	Market Value• ($000)
Automatic Data Processing Inc.	89,751	23,087
Ferguson Enterprises Inc.	102,425	22,803
Emerson Electric Co.	156,378	20,754
L3Harris Technologies Inc.	63,286	18,579
Johnson Controls International plc	127,017	15,210
IDEX Corp.	85,282	15,175
Eaton Corp. plc	41,925	13,354
Caterpillar Inc.	22,252	12,747
Union Pacific Corp.	36,927	8,542
Cummins Inc.	14,728	7,518
Otis Worldwide Corp.	61,380	5,362
General Dynamics Corp.	15,435	5,196
Ryder System Inc.	25,209	4,825
Owens Corning	41,735	4,671
RTX Corp.	24,155	4,430
Booz Allen Hamilton Holding Corp.	52,142	4,399
A O Smith Corp.	64,043	4,283
Oshkosh Corp.	29,664	3,727
Apogee Enterprises Inc.	89,509	3,259
Northrop Grumman Corp.	3,695	2,107
Masco Corp.	23,619	1,499
Toro Co.	17,674	1,391
Lockheed Martin Corp.	565	273
Waste Management Inc.	1,229	270
		259,635
Information Technology (12.7%)
Broadcom Inc.	423,414	146,543
Cisco Systems Inc.	605,191	46,618
Accenture plc Class A	110,118	29,545
NXP Semiconductors NV	99,298	21,554
TE Connectivity plc	82,511	18,772
QUALCOMM Inc.	68,322	11,686
NetApp Inc.	81,193	8,695
International Business Machines Corp.	20,096	5,953
HP Inc.	195,336	4,352
Skyworks Solutions Inc.	59,843	3,795
Amdocs Ltd.	30,968	2,493
Texas Instruments Inc.	11,672	2,025
Analog Devices Inc.	1,519	412
Kulicke & Soffa Industries Inc.	6,926	315
		302,758
Materials (3.6%)
Avery Dennison Corp.	128,240	23,324
PPG Industries Inc.	217,982	22,334
Anglo American plc	496,412	20,533
Nutrien Ltd.	130,087	8,029
Reliance Inc.	15,507	4,480
NewMarket Corp.	6,039	4,150
Cabot Corp.	17,056	1,130
Innospec Inc.	7,454	571
Sylvamo Corp.	4,967	239
		84,790
Real Estate (2.2%)
Crown Castle Inc.	247,109	21,961
Weyerhaeuser Co.	660,260	15,641
Sun Communities Inc.	123,687	15,326
		52,928
Utilities (7.4%)
PPL Corp.	667,181	23,365
American Electric Power Co. Inc.	199,078	22,956
Dominion Energy Inc.	373,271	21,870
Sempra	239,968	21,187
Atmos Energy Corp.	90,663	15,198
American Water Works Co. Inc.	115,271	15,043
WEC Energy Group Inc.	123,447	13,019
Duke Energy Corp.	62,239	7,295
Public Service Enterprise Group Inc.	69,860	5,610
Edison International	91,967	5,520
3

Equity Income Portfolio
		Shares	Market Value• ($000)
	Exelon Corp.	125,637	5,476
	DTE Energy Co.	39,455	5,089
	National Fuel Gas Co.	55,283	4,426
	American States Water Co.	56,470	4,093
	Eversource Energy	41,210	2,774
	NextEra Energy Inc.	29,101	2,336
	New Jersey Resources Corp.	12,082	557
			175,814
Total Common Stocks (Cost $2,070,643)			2,323,418
Temporary Cash Investments (2.4%)
Money Market Fund (2.0%)
[1]	Vanguard Market Liquidity Fund, 3.780%	473,318	47,332
		Face Amount ($000)
Repurchase Agreement (0.4%)
	BNP Paribas Securities Corp. 3.830%, 1/2/2026 (Dated 12/31/2025, Repurchase Value $9,602, collateralized by U.S. Government Agency Obligations 3.000%–7.000%, 6/1/2029–12/1/2055, with a value of $9,792)	9,600	9,600
Total Temporary Cash Investments (Cost $56,932)			56,932
Total Investments (99.8%) (Cost $2,127,575)			2,380,350
Other Assets and Liabilities—Net (0.2%)			4,470
Net Assets (100%)			2,384,820
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	153	52,728	32

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
NetApp Inc.	5/11/2026	CITNA	9,142	(3.905)	—	(964)
NetApp Inc.	5/5/2028	JPMC	8,155	(3.925)	—	(730)
					—	(1,694)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Equity Income Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,080,243)	2,333,018
Affiliated Issuers (Cost $47,332)	47,332
Total Investments in Securities	2,380,350
Investment in Vanguard	56
Cash	53
Cash Collateral Pledged—Futures Contracts	3,446
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,200
Receivables for Accrued Income	3,765
Receivables for Capital Shares Issued	1,430
Total Assets	2,390,300
Liabilities
Payables for Investment Securities Purchased	1,481
Payables to Investment Advisor	345
Payables for Capital Shares Redeemed	1,315
Payables to Vanguard	249
Variation Margin Payable—Futures Contracts	396
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,694
Total Liabilities	5,480
Net Assets	2,384,820
At December 31, 2025, net assets consisted of:

Paid-in Capital	1,851,035
Total Distributable Earnings (Loss)	533,785
Net Assets	2,384,820

Net Assets
Applicable to 90,963,687 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,384,820
Net Asset Value Per Share	$26.22

See accompanying Notes, which are an integral part of the Financial Statements.
5

Equity Income Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	56,305
Interest[2]	2,715
Securities Lending—Net	—
Total Income	59,020
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,682
Performance Adjustment	(162)
The Vanguard Group—Note C
Management and Administrative	4,648
Marketing and Distribution	99
Custodian Fees	25
Auditing Fees	33
Shareholders’ Reports and Proxy Fees	50
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	6,385
Expenses Paid Indirectly	(15)
Net Expenses	6,370
Net Investment Income	52,650
Realized Net Gain (Loss)
Investment Securities Sold[2]	231,610
Futures Contracts	3,670
Swap Contracts	522
Foreign Currencies	(26)
Realized Net Gain (Loss)	235,776
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	60,796
Futures Contracts	1,740
Swap Contracts	(1,694)
Foreign Currencies	59
Change in Unrealized Appreciation (Depreciation)	60,901
Net Increase (Decrease) in Net Assets Resulting from Operations	349,327
1	Dividends are net of foreign withholding taxes of $590.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,854, ($2), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Equity Income Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	52,650	55,560
Realized Net Gain (Loss)	235,776	170,333
Change in Unrealized Appreciation (Depreciation)	60,901	63,405
Net Increase (Decrease) in Net Assets Resulting from Operations	349,327	289,298
Distributions
Total Distributions	(222,972)	(185,693)
Capital Share Transactions
Issued	200,132	214,750
Issued in Lieu of Cash Distributions	222,972	185,693
Redeemed	(303,817)	(353,744)
Net Increase (Decrease) from Capital Share Transactions	119,287	46,699
Total Increase (Decrease)	245,642	150,304
Net Assets
Beginning of Period	2,139,178	1,988,874
End of Period	2,384,820	2,139,178

See accompanying Notes, which are an integral part of the Financial Statements.
7

Equity Income Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.06	$23.91	$24.11	$27.81	$23.07
Investment Operations
Net Investment Income[1]	.583	.649	.669	.665	.625
Net Realized and Unrealized Gain (Loss) on Investments	3.229	2.797	1.035	(.756)	5.089
Total from Investment Operations	3.812	3.446	1.704	(.091)	5.714
Distributions
Dividends from Net Investment Income	(.657)	(.739)	(.644)	(.687)	(.506)
Distributions from Realized Capital Gains	(1.995)	(1.557)	(1.260)	(2.922)	(.468)
Total Distributions	(2.652)	(2.296)	(1.904)	(3.609)	(.974)
Net Asset Value, End of Period	$26.22	$25.06	$23.91	$24.11	$27.81
Total Return	16.80%	15.12%	8.10%	-0.66%	25.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,385	$2,139	$1,989	$1,978	$1,898
Ratio of Total Expenses to Average Net Assets[2]	0.29%[3]	0.29%[4]	0.29%[3]	0.30%[3]	0.30%
Ratio of Net Investment Income to Average Net Assets	2.36%	2.67%	2.95%	2.73%	2.45%
Portfolio Turnover Rate	58%	45%	48%	46%	41%[5]
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), 0.00%, 0.01%, and 0.01%.
3	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.29%, 0.29%, and 0.30%, respectively.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.29%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Equity Income Portfolio
Notes to Financial Statements
The Equity Income Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the portfolio’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5.  Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in
9

Equity Income Portfolio
accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the portfolio’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
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Equity Income Portfolio
B.	Wellington Management Company LLP provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the FTSE High Dividend Yield Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $263,000 for the year ended December 31, 2025.
For the year ended December 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.08% of the portfolio’s average net assets, before a net decrease of $162,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The portfolio’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the portfolio had contributed to Vanguard capital in the amount of $56,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. For the year ended December 31, 2025, these arrangements reduced the portfolio’s expenses by $15,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,254,477	68,941	—	2,323,418
Temporary Cash Investments	47,332	9,600	—	56,932
Total	2,301,809	78,541	—	2,380,350
Derivative Financial Instruments
Assets
Futures Contracts[1]	32	—	—	32
Liabilities
Swap Contracts	—	(1,694)	—	(1,694)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized
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Equity Income Portfolio
gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	100,475
Undistributed Long-Term Gains	184,322
Net Unrealized Gains (Losses)	249,173
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(185)
Total	533,785
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	97,148	81,737
Long-Term Capital Gains	125,824	103,956
Total	222,972	185,693
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,131,234
Gross Unrealized Appreciation	402,492
Gross Unrealized Depreciation	(153,376)
Net Unrealized Appreciation (Depreciation)	249,116
G.	During the year ended December 31, 2025, the portfolio purchased $1,249,597,000 of investment securities and sold $1,290,322,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $6,903,000 and sales were $8,571,000, resulting in net realized gain of $573,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	8,112	8,850
Issued in Lieu of Cash Distributions	9,779	7,956
Redeemed	(12,293)	(14,627)
Net Increase (Decrease) in Shares Outstanding	5,598	2,179
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
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Equity Income Portfolio
At December 31, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 42% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
13

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Equity Income Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Equity Income Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
14

Tax information (unaudited)
For corporate shareholders, 50.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $928,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $125,824,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q690Equc 022026
15

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Growth Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	11
Tax information	12

Growth Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Communication Services (12.7%)
	Alphabet Inc. Class C	412,374	129,403
	Meta Platforms Inc. Class A	82,684	54,579
*	Netflix Inc.	321,426	30,137
*	Spotify Technology SA	19,493	11,320
			225,439
Consumer Discretionary (11.8%)
*	Amazon.com Inc.	443,426	102,352
*	Tesla Inc.	97,724	43,948
*	DoorDash Inc. Class A	96,241	21,797
	Home Depot Inc.	48,487	16,684
	Hilton Worldwide Holdings Inc.	53,383	15,334
	TJX Cos. Inc.	65,419	10,049
			210,164
Financials (8.8%)
	Mastercard Inc. Class A	88,172	50,336
	KKR & Co. Inc.	134,004	17,083
	Morgan Stanley	76,295	13,545
	S&P Global Inc.	25,552	13,353
	Tradeweb Markets Inc. Class A	123,216	13,251
	Nasdaq Inc.	135,383	13,150
	Visa Inc. Class A	35,852	12,574
	American Express Co.	23,725	8,777
	MSCI Inc.	14,025	8,046
*	Corpay Inc.	17,607	5,298
			155,413
Health Care (8.7%)
	Eli Lilly & Co.	68,022	73,102
	Stryker Corp.	71,922	25,278
*	Intuitive Surgical Inc.	31,038	17,579
*	IDEXX Laboratories Inc.	22,504	15,225
	Thermo Fisher Scientific Inc.	22,539	13,060
*	Natera Inc.	45,809	10,494
			154,738
Industrials (6.5%)
	General Electric Co.	100,413	30,930
	Waste Connections Inc. (XTSE)	119,353	20,930
*	Uber Technologies Inc.	206,030	16,835
*	Axon Enterprise Inc.	26,555	15,081
	Fastenal Co.	351,080	14,089
	TransUnion	143,080	12,269
	GE Vernova Inc.	8,155	5,330
			115,464
Information Technology (48.4%)
	NVIDIA Corp.	1,312,833	244,843
	Microsoft Corp.	411,060	198,797
	Apple Inc.	650,129	176,744
	Broadcom Inc.	246,106	85,177
	ASML Holding NV GDR (Registered)	17,701	18,938
*	Arista Networks Inc.	144,355	18,915
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	61,293	18,626
*	Cadence Design Systems Inc.	44,319	13,853
*	ServiceNow Inc.	82,670	12,664
*	Shopify Inc. Class A (XTSE)	72,900	11,735
*	Unity Software Inc.	259,977	11,483
	Intuit Inc.	16,718	11,074
	Analog Devices Inc.	39,954	10,836
*	HubSpot Inc.	22,345	8,967
	Monolithic Power Systems Inc.	9,371	8,493
1

Growth Portfolio
		Shares	Market Value• ($000)
*,1	Figma Inc. Class A	119,104	4,451
*	Palantir Technologies Inc. Class A	6,209	1,104
*	ARM Holdings plc ADR	8,854	968
			857,668
Other (0.8%)
	iShares Russell 1000 Growth ETF	30,450	14,412
Real Estate (1.6%)
	Welltower Inc.	149,772	27,799
Total Common Stocks (Cost $1,219,750)			1,761,097
Temporary Cash Investments (0.9%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 3.780%	22,987	2,299
		Face Amount ($000)
Repurchase Agreement (0.8%)
	Bank of America Securities, LLC 3.850%, 1/2/2026 (Dated 12/31/2025, Repurchase Value $13,903, collateralized by U.S. Government Agency Obligations 1.500%–6.000%, 6/1/2032–8/1/2051, with a value of $14,178)	13,900	13,900
Total Temporary Cash Investments (Cost $16,199)			16,199
Total Investments (100.2%) (Cost $1,235,949)			1,777,296
Other Assets and Liabilities—Net (-0.2%)			(3,833)
Net Assets (100%)			1,773,463
Cost is in $000.
• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,201.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Collateral of $2,297 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Growth Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,233,650)	1,774,997
Affiliated Issuers (Cost $2,299)	2,299
Total Investments in Securities	1,777,296
Investment in Vanguard	43
Cash	88
Receivables for Accrued Income	165
Receivables for Capital Shares Issued	294
Total Assets	1,777,886
Liabilities
Collateral for Securities on Loan	2,297
Payables to Investment Advisor	449
Payables for Capital Shares Redeemed	1,482
Payables to Vanguard	195
Total Liabilities	4,423
Net Assets	1,773,463
1 Includes $2,201 of securities on loan.
At December 31, 2025, net assets consisted of:

Paid-in Capital	954,845
Total Distributable Earnings (Loss)	818,618
Net Assets	1,773,463

Net Assets
Applicable to 48,344,143 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,773,463
Net Asset Value Per Share	$36.68

See accompanying Notes, which are an integral part of the Financial Statements.
3

Growth Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	7,306
Interest	913
Securities Lending—Net	44
Total Income	8,263
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,438
Performance Adjustment	(676)
The Vanguard Group—Note C
Management and Administrative	3,881
Marketing and Distribution	79
Custodian Fees	14
Auditing Fees	32
Shareholders’ Reports and Proxy Fees	47
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	5,825
Expenses Paid Indirectly	(2)
Net Expenses	5,823
Net Investment Income	2,440
Realized Net Gain (Loss)
Investment Securities Sold[2]	280,780
Foreign Currencies	—
Realized Net Gain (Loss)	280,780
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	(27,996)
Net Increase (Decrease) in Net Assets Resulting from Operations	255,224
1	Dividends are net of foreign withholding taxes of $56.
2	Realized net gain (loss) from an affiliated company of the portfolio was less than $1. There was no change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Growth Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,440	3,387
Realized Net Gain (Loss)	280,780	127,220
Change in Unrealized Appreciation (Depreciation)	(27,996)	267,157
Net Increase (Decrease) in Net Assets Resulting from Operations	255,224	397,764
Distributions
Total Distributions	(93,467)	(3,943)
Capital Share Transactions
Issued	253,883	212,576
Issued in Lieu of Cash Distributions	93,467	3,943
Redeemed	(324,693)	(234,814)
Net Increase (Decrease) from Capital Share Transactions	22,657	(18,295)
Total Increase (Decrease)	184,414	375,526
Net Assets
Beginning of Period	1,589,049	1,213,523
End of Period	1,773,463	1,589,049

See accompanying Notes, which are an integral part of the Financial Statements.
5

Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$33.64	$25.34	$18.13	$38.27	$35.94
Investment Operations
Net Investment Income (Loss)[1]	.051	.071	.078	.060	(.013)
Net Realized and Unrealized Gain (Loss) on Investments	5.015	8.311	7.184	(10.288)	5.826
Total from Investment Operations	5.066	8.382	7.262	(10.228)	5.813
Distributions
Dividends from Net Investment Income	(.072)	(.082)	(.052)	—	(.013)
Distributions from Realized Capital Gains	(1.954)	—	—	(9.912)	(3.470)
Total Distributions	(2.026)	(.082)	(.052)	(9.912)	(3.483)
Net Asset Value, End of Period	$36.68	$33.64	$25.34	$18.13	$38.27
Total Return	16.89%	33.14%	40.13%	-33.37%	17.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,773	$1,589	$1,214	$856	$1,337
Ratio of Total Expenses to Average Net Assets[2]	0.36%[3]	0.34%[4]	0.33%[3]	0.34%[3]	0.41%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.15%	0.24%	0.35%	0.27%	(0.04%)
Portfolio Turnover Rate	49%	41%	37%	33%	66%
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.06%), (0.07%), (0.06%), and 0.02%.
3	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.36%, 0.33% and 0.34% for 2025, 2023, and 2022 respectively.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.34%.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Growth Portfolio
Notes to Financial Statements
The Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
7

Growth Portfolio
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date.
B.	Wellington Management Company LLP, provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years. For the year ended December 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before a net decrease of $676,000 (0.04%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the portfolio had contributed to Vanguard capital in the amount of $43,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. For the year ended December 31, 2025, these arrangements reduced the portfolio’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,761,097	—	—	1,761,097
Temporary Cash Investments	2,299	13,900	—	16,199
Total	1,763,396	13,900	—	1,777,296
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized
8

Growth Portfolio
gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	10,168
Undistributed Long-Term Gains	273,070
Net Unrealized Gains (Losses)	535,380
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	818,618
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	13,618	3,943
Long-Term Capital Gains	79,849	—
Total	93,467	3,943
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,241,916
Gross Unrealized Appreciation	566,559
Gross Unrealized Depreciation	(31,179)
Net Unrealized Appreciation (Depreciation)	535,380
G.	During the year ended December 31, 2025, the portfolio purchased $788,320,000 of investment securities and sold $859,763,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $0 and sales were $2,332,000, resulting in net realized loss of $183,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	7,657	7,181
Issued in Lieu of Cash Distributions	3,320	138
Redeemed	(9,868)	(7,979)
Net Increase (Decrease) in Shares Outstanding	1,109	(660)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At December 31, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 60% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
9

Growth Portfolio
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
10

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Growth Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
11

Tax information (unaudited)
For corporate shareholders, 48.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio distributed $79,849,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q690G 022026
12

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
High Yield Bond Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	28
Tax information	29

High Yield Bond Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (5.6%)
U.S. Government Securities (5.6%)
[1,2]	United States Treasury Note/Bond	0.000%	2/28/2026	5,075	5,048
	United States Treasury Note/Bond	0.000%	12/31/2026	892	872
	United States Treasury Note/Bond	1.500%	1/31/2027	60	59
	United States Treasury Note/Bond	4.125%	1/31/2027	174	175
[1]	United States Treasury Note/Bond	1.875%	2/28/2027	1,370	1,345
	United States Treasury Note/Bond	4.125%	2/28/2027	5,430	5,466
	United States Treasury Note/Bond	3.875%	3/31/2027	355	357
	United States Treasury Note/Bond	4.500%	5/15/2027	938	950
	United States Treasury Note/Bond	2.625%	5/31/2027	1,000	988
	United States Treasury Note/Bond	2.750%	7/31/2027	5,350	5,290
[1,2]	United States Treasury Note/Bond	3.875%	10/15/2027	3,413	3,436
	United States Treasury Note/Bond	0.500%	10/31/2027	1,600	1,516
	United States Treasury Note/Bond	4.125%	11/15/2027	475	480
[2]	United States Treasury Note/Bond	3.875%	11/30/2027	300	302
	United States Treasury Note/Bond	4.000%	12/15/2027	463	468
	United States Treasury Note/Bond	4.250%	1/15/2028	619	628
	United States Treasury Note/Bond	4.250%	2/15/2028	981	996
	United States Treasury Note/Bond	3.875%	3/15/2028	609	614
	United States Treasury Note/Bond	3.750%	4/15/2028	494	497
	United States Treasury Note/Bond	1.250%	6/30/2028	500	473
	United States Treasury Note/Bond	1.000%	7/31/2028	1,000	938
	United States Treasury Note/Bond	2.875%	8/15/2028	600	590
	United States Treasury Note/Bond	3.625%	8/15/2028	1,400	1,404
	United States Treasury Note/Bond	1.250%	9/30/2028	100	94
	United States Treasury Note/Bond	1.500%	11/30/2028	100	94
	United States Treasury Note/Bond	1.875%	2/28/2029	2,500	2,375
	United States Treasury Note/Bond	2.375%	3/31/2029	1,000	964
	United States Treasury Note/Bond	4.125%	3/31/2029	924	940
	United States Treasury Note/Bond	4.625%	4/30/2029	100	103
	United States Treasury Note/Bond	4.500%	5/31/2029	305	314
	United States Treasury Note/Bond	3.875%	12/31/2029	206	208
	United States Treasury Note/Bond	4.375%	12/31/2029	93	96
	United States Treasury Note/Bond	4.250%	1/31/2030	593	606
	United States Treasury Note/Bond	4.000%	2/28/2030	358	363
	United States Treasury Note/Bond	3.625%	3/31/2030	224	224
	United States Treasury Note/Bond	4.000%	3/31/2030	443	449
	United States Treasury Note/Bond	3.500%	4/30/2030	256	254
	United States Treasury Note/Bond	4.000%	7/31/2030	242	245
	United States Treasury Note/Bond	4.625%	5/31/2031	240	250
	United States Treasury Note/Bond	4.125%	7/31/2031	505	514
	United States Treasury Note/Bond	1.250%	8/15/2031	942	821
	United States Treasury Note/Bond	4.125%	10/31/2031	289	294
	United States Treasury Note/Bond	1.375%	11/15/2031	70	61
[1]	United States Treasury Note/Bond	4.125%	11/30/2031	1,174	1,192
	United States Treasury Note/Bond	1.875%	2/15/2032	173	154
	United States Treasury Note/Bond	4.125%	2/29/2032	50	51
	United States Treasury Note/Bond	4.000%	2/15/2034	313	312
	United States Treasury Note/Bond	4.375%	5/15/2034	179	183
	United States Treasury Note/Bond	3.875%	8/15/2034	255	251
	United States Treasury Note/Bond	4.625%	2/15/2035	91	95
	United States Treasury Note/Bond	4.375%	5/15/2040	96	95
	United States Treasury Note/Bond	3.750%	8/15/2041	7	6
	United States Treasury Note/Bond	2.875%	5/15/2043	95	74
	United States Treasury Note/Bond	4.625%	11/15/2044	38	37
	United States Treasury Note/Bond	2.500%	2/15/2045	33	23
	United States Treasury Note/Bond	3.375%	11/15/2048	56	44
	United States Treasury Note/Bond	1.250%	5/15/2050	253	121
	United States Treasury Note/Bond	4.500%	11/15/2054	296	280
Total U.S. Government and Agency Obligations (Cost $44,812)					45,079
1

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (85.9%)
Communications (12.9%)
[3]	Altice France SA	6.875%	10/15/2030	1,475	1,431
[3]	Altice France SA	6.500%	4/15/2032	832	798
[3]	Altice France SA	6.875%	7/15/2032	658	630
[3]	AMC Networks Inc.	10.250%	1/15/2029	460	482
	AMC Networks Inc.	4.250%	2/15/2029	36	32
[3]	AMC Networks Inc.	10.500%	7/15/2032	230	254
[3,4]	Banijay Entertainment SAS	7.000%	5/1/2029	650	791
[3]	Banijay Entertainment SAS	8.125%	5/1/2029	900	933
	Belo Corp.	7.750%	6/1/2027	940	980
	Belo Corp.	7.250%	9/15/2027	307	319
[3]	Cable One Inc.	4.000%	11/15/2030	572	441
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/2026	543	544
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	1,205	1,204
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/2028	375	372
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/2029	750	742
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/2029	1,000	1,014
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	1,280	1,224
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	3,510	3,306
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	3,835	3,524
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/2031	1,350	1,377
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/2032	690	630
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/2032	3,556	3,191
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/2034	1,475	1,255
[3,5]	Cipher Compute LLC	7.125%	11/15/2030	875	892
[3]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/2030	1,060	1,118
[3]	Clear Channel Outdoor Holdings Inc.	7.125%	2/15/2031	1,550	1,622
[3]	Clear Channel Outdoor Holdings Inc.	7.500%	3/15/2033	935	990
[3]	CSC Holdings LLC	5.500%	4/15/2027	585	501
[3]	CSC Holdings LLC	11.250%	5/15/2028	225	179
[3]	CSC Holdings LLC	11.750%	1/31/2029	185	138
[3]	CSC Holdings LLC	4.125%	12/1/2030	1,271	781
[3]	CSC Holdings LLC	3.375%	2/15/2031	585	354
[3]	CSC Holdings LLC	4.500%	11/15/2031	1,385	843
[3]	Directv Financing LLC	8.875%	2/1/2030	2,080	2,108
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/2027	1,163	1,170
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	940	961
	Discovery Communications LLC	3.625%	5/15/2030	275	254
[3]	DISH Network Corp.	11.750%	11/15/2027	247	257
	EchoStar Corp.	10.750%	11/30/2029	1,055	1,165
	EchoStar Corp.	6.750%	11/30/2030	145	149
[3]	Fibercop SpA	6.375%	11/15/2033	200	199
[3]	Fibercop SpA	6.000%	9/30/2034	370	353
[3]	Fibercop SpA	7.200%	7/18/2036	1,099	1,099
[3]	Fibercop SpA	7.721%	6/4/2038	461	464
[3]	Flash Compute LLC	7.250%	12/31/2030	220	218
[3]	Frontier Communications Holdings LLC	5.000%	5/1/2028	2,625	2,632
[3]	Frontier Communications Holdings LLC	8.625%	3/15/2031	895	943
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/2029	1,775	1,702
[3]	Gray Media Inc.	9.625%	7/15/2032	240	249
[3]	Gray Media Inc.	7.250%	8/15/2033	150	153
[3]	Iliad Holding SAS	7.000%	10/15/2028	1,425	1,446
[3,4]	Iliad Holding SAS	5.375%	4/15/2030	245	297
[3]	Iliad Holding SAS	8.500%	4/15/2031	1,540	1,659
[3]	Iliad Holding SAS	7.000%	4/15/2032	705	727
	Lamar Media Corp.	3.750%	2/15/2028	1,410	1,384
	Lamar Media Corp.	4.875%	1/15/2029	55	55
	Lamar Media Corp.	4.000%	2/15/2030	1,815	1,752
	Lamar Media Corp.	3.625%	1/15/2031	1,141	1,074
[3]	Level 3 Financing Inc.	3.625%	1/15/2029	152	141
[3]	Level 3 Financing Inc.	4.875%	6/15/2029	1,000	982
[3]	Level 3 Financing Inc.	3.875%	11/15/2029	80	70
[3]	Level 3 Financing Inc.	6.875%	6/30/2033	2,255	2,308
[3]	Level 3 Financing Inc.	7.000%	3/31/2034	750	773
[3]	Level 3 Financing Inc.	8.500%	1/15/2036	945	969
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/2027	136	159
[3]	Lumen Technologies Inc.	4.125%	4/15/2029	1,077	1,073
[3]	Lumen Technologies Inc.	4.125%	4/15/2030	398	396
2

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Match Group Holdings II LLC	4.625%	6/1/2028	540	535
[3]	Match Group Holdings II LLC	5.625%	2/15/2029	160	161
[3]	Match Group Holdings II LLC	4.125%	8/1/2030	339	321
[3]	Midcontinent Communications	8.000%	8/15/2032	990	1,015
[3]	Nexstar Media Inc.	5.625%	7/15/2027	750	751
[3,4]	Odido Group Holding BV	5.500%	1/15/2030	250	296
[3,4]	Odido Holding BV	3.750%	1/15/2029	1,065	1,251
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/2027	814	815
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/2029	500	488
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/2030	947	924
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/2031	145	153
	Paramount Global	4.200%	6/1/2029	275	268
	Paramount Global	7.875%	7/30/2030	125	135
	Paramount Global	4.200%	5/19/2032	250	226
	Paramount Global	4.850%	7/1/2042	305	225
	Paramount Global	5.850%	9/1/2043	60	49
	Paramount Global	6.250%	2/28/2057	789	713
	Paramount Global	6.375%	3/30/2062	735	687
[3]	ROBLOX Corp.	3.875%	5/1/2030	1,705	1,629
	Rogers Communications Inc.	7.000%	4/15/2055	270	283
	Rogers Communications Inc.	7.125%	4/15/2055	645	681
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	1,200	1,103
[3]	Sirius XM Radio LLC	3.125%	9/1/2026	105	104
[3]	Sirius XM Radio LLC	4.000%	7/15/2028	575	562
[3]	Sirius XM Radio LLC	4.125%	7/1/2030	385	366
[3]	Sirius XM Radio LLC	3.875%	9/1/2031	89	82
[3]	Sunrise FinCo I BV	4.875%	7/15/2031	1,700	1,628
	TEGNA Inc.	4.625%	3/15/2028	410	405
	Telecom Italia Capital SA	6.375%	11/15/2033	34	36
	Telecom Italia Capital SA	6.000%	9/30/2034	40	41
	Telecom Italia Capital SA	7.200%	7/18/2036	451	489
	Telecom Italia Capital SA	7.721%	6/4/2038	224	248
[3,4]	United Group BV	6.500%	10/31/2031	1,250	1,499
[3,4]	United Group BV	6.250%	1/31/2032	370	436
[3]	Univision Communications Inc.	8.000%	8/15/2028	75	78
[3]	Univision Communications Inc.	4.500%	5/1/2029	580	557
[3]	Univision Communications Inc.	7.375%	6/30/2030	600	609
[3]	Univision Communications Inc.	8.500%	7/31/2031	2,890	3,017
[3]	Univision Communications Inc.	9.375%	8/1/2032	820	882
[3]	Versant Media Group Inc.	7.250%	1/30/2031	1,290	1,331
[3]	Virgin Media Secured Finance plc	5.500%	5/15/2029	1,395	1,375
[3]	Virgin Media Secured Finance plc	4.500%	8/15/2030	938	870
[6]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/2028	300	393
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/2028	250	245
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/2031	2,230	2,035
[3]	Vmed O2 UK Financing I plc	6.750%	1/15/2033	1,040	1,026
[3]	VZ Secured Financing BV	5.000%	1/15/2032	1,370	1,240
[3]	VZ Secured Financing BV	7.500%	1/15/2033	860	871
	Warnermedia Holdings Inc.	4.054%	3/15/2029	525	508
	Warnermedia Holdings Inc.	4.279%	3/15/2032	2,233	1,960
	Warnermedia Holdings Inc.	5.050%	3/15/2042	3,150	2,223
	Warnermedia Holdings Inc.	5.141%	3/15/2052	709	468
[3]	WULF Compute LLC	7.750%	10/15/2030	2,410	2,482
[3]	Ziggo BV	4.875%	1/15/2030	1,829	1,728
					104,736
Consumer Discretionary (15.4%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	1,430	1,410
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/2028	225	224
[3]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/2029	1,120	1,151
[3]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	1,155	1,178
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/2030	3,990	3,799
[3]	Acushnet Co.	5.625%	12/1/2033	170	172
[3]	Adient Global Holdings Ltd.	7.500%	2/15/2033	760	785
[3]	Advance Auto Parts Inc.	7.000%	8/1/2030	220	222
[3]	Advance Auto Parts Inc.	7.375%	8/1/2033	520	523
[3]	Amer Sports Co.	6.750%	2/16/2031	845	887
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	349	336
[3]	American Axle & Manufacturing Inc.	6.375%	10/15/2032	1,095	1,115
[3]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	1,350	1,375
3

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	715	710
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	1,315	1,267
	Asbury Automotive Group Inc.	4.500%	3/1/2028	745	742
[3]	Asbury Automotive Group Inc.	4.625%	11/15/2029	875	861
	Asbury Automotive Group Inc.	4.750%	3/1/2030	414	408
[3]	Asbury Automotive Group Inc.	5.000%	2/15/2032	1,045	1,016
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/2029	270	259
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/2030	1,037	988
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	4.750%	4/1/2028	275	268
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	5.375%	3/1/2029	250	244
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.250%	1/15/2030	90	93
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.000%	2/15/2031	250	257
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.375%	6/15/2032	775	800
	Bath & Body Works Inc.	6.694%	1/15/2027	529	540
	Bath & Body Works Inc.	5.250%	2/1/2028	40	40
[3]	Bath & Body Works Inc.	6.625%	10/1/2030	580	593
	Bath & Body Works Inc.	6.875%	11/1/2035	350	354
	Bath & Body Works Inc.	6.750%	7/1/2036	210	208
[3,4]	Beach Acquisition Bidco LLC	5.250%	7/15/2032	400	479
[3]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	830	912
[3]	Belron UK Finance plc	5.750%	10/15/2029	1,758	1,795
[3,4]	Bertrand Franchise Finance SAS	6.500%	7/18/2030	355	419
[3,4,7]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	5.754%	7/18/2030	550	642
[4,7]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	5.754%	7/18/2030	100	117
	Boyd Gaming Corp.	4.750%	12/1/2027	3,110	3,105
[3]	Boyd Gaming Corp.	4.750%	6/15/2031	660	645
[3]	Brightstar Lottery plc / Brightstar Global Solutions Corp.	5.750%	1/15/2033	145	144
[3]	Builders FirstSource Inc.	5.000%	3/1/2030	250	249
[3]	Builders FirstSource Inc.	4.250%	2/1/2032	1,175	1,118
[3]	Builders FirstSource Inc.	6.375%	3/1/2034	990	1,025
[3]	Builders FirstSource Inc.	6.750%	5/15/2035	250	262
[3]	Caesars Entertainment Inc.	4.625%	10/15/2029	120	115
[3]	Caesars Entertainment Inc.	7.000%	2/15/2030	1,340	1,388
[3]	Caesars Entertainment Inc.	6.500%	2/15/2032	535	548
[3]	Caesars Entertainment Inc.	6.000%	10/15/2032	350	341
[3]	Carnival Corp.	4.000%	8/1/2028	1,450	1,427
[3]	Carnival Corp.	5.125%	5/1/2029	585	592
[3]	Carnival Corp.	7.000%	8/15/2029	170	178
[3]	Carnival Corp.	5.750%	3/15/2030	700	721
[3]	Carnival Corp.	5.875%	6/15/2031	1,037	1,071
[3]	Carnival Corp.	5.750%	8/1/2032	83	85
[3]	Century Communities Inc.	3.875%	8/15/2029	1,028	978
[3]	Century Communities Inc.	6.625%	9/15/2033	465	470
[3]	Champ Acquisition Corp.	8.375%	12/1/2031	120	130
[3]	Churchill Downs Inc.	5.500%	4/1/2027	184	185
[3]	Churchill Downs Inc.	4.750%	1/15/2028	340	339
[3]	Churchill Downs Inc.	5.750%	4/1/2030	1,095	1,105
[3]	Churchill Downs Inc.	6.750%	5/1/2031	80	83
[3]	Cinemark USA Inc.	5.250%	7/15/2028	1,125	1,125
[3]	Cinemark USA Inc.	7.000%	8/1/2032	585	607
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/2028	805	825
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	785	820
[3,4]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/2031	535	636
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	9/15/2032	815	845
[3]	CP Atlas Buyer Inc.	9.750%	7/15/2030	990	1,026
[3]	CP Atlas Buyer Inc.	12.750%	1/15/2031	575	545
	Dana Inc.	5.625%	6/15/2028	130	130
	Dana Inc.	4.250%	9/1/2030	210	203
	Dana Inc.	4.500%	2/15/2032	385	369
[3]	Flutter Treasury DAC	5.875%	6/4/2031	505	512
	Ford Motor Credit Co. LLC	4.389%	1/8/2026	200	200
	Ford Motor Credit Co. LLC	6.950%	3/6/2026	400	401
[3]	Forvia SE	8.000%	6/15/2030	1,315	1,408
[3,4]	Forvia SE	5.375%	3/15/2031	435	525
[3]	Forvia SE	6.750%	9/15/2033	255	262
[3]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/2032	575	612
	Goodyear Tire & Rubber Co.	4.875%	3/15/2027	175	175
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	1,354	1,323
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	295	302
	Goodyear Tire & Rubber Co.	5.250%	4/30/2031	675	648
4

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goodyear Tire & Rubber Co.	5.250%	7/15/2031	10	10
	Goodyear Tire & Rubber Co.	5.625%	4/30/2033	721	681
	Griffon Corp.	5.750%	3/1/2028	500	501
[3]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/2029	170	165
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	490	504
[3]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	740	757
[3]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	370	373
	KB Home	4.800%	11/15/2029	150	149
	KB Home	7.250%	7/15/2030	80	82
	KB Home	4.000%	6/15/2031	725	687
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/2027	963	962
[3]	LBM Acquisition LLC	6.250%	1/15/2029	1,075	968
[3]	LBM Acquisition LLC	9.500%	6/15/2031	570	592
[3]	LCM Investments Holdings II LLC	4.875%	5/1/2029	535	524
[3]	LCM Investments Holdings II LLC	8.250%	8/1/2031	1,165	1,232
[3]	Light & Wonder International Inc.	6.250%	10/1/2033	300	304
[3]	Lithia Motors Inc.	4.625%	12/15/2027	1,655	1,653
[3]	Lithia Motors Inc.	3.875%	6/1/2029	55	53
[3]	Lithia Motors Inc.	4.375%	1/15/2031	600	576
[3]	Live Nation Entertainment Inc.	3.750%	1/15/2028	170	167
[3]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	345	346
[3]	MGM China Holdings Ltd.	7.125%	6/26/2031	420	444
	MGM Resorts International	4.625%	9/1/2026	50	50
	MGM Resorts International	6.500%	4/15/2032	280	288
[3]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/2032	180	184
[3]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/2030	440	427
[3]	NCL Corp. Ltd.	7.750%	2/15/2029	275	293
[3]	NCL Corp. Ltd.	5.875%	1/15/2031	1,090	1,086
[3]	NCL Corp. Ltd.	6.750%	2/1/2032	1,475	1,511
[3]	NCL Corp. Ltd.	6.250%	9/15/2033	875	875
[3]	NCL Finance Ltd.	6.125%	3/15/2028	60	62
	Newell Brands Inc.	6.375%	9/15/2027	463	467
[3]	Newell Brands Inc.	8.500%	6/1/2028	1,380	1,446
	Newell Brands Inc.	6.625%	9/15/2029	549	547
	Newell Brands Inc.	6.375%	5/15/2030	885	865
	Newell Brands Inc.	6.625%	5/15/2032	670	648
	Newell Brands Inc.	7.375%	4/1/2036	170	160
	Newell Brands Inc.	7.500%	4/1/2046	350	292
[3]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	225	225
[3]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	250	248
[3]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	905	905
[3]	Nissan Motor Co. Ltd.	4.345%	9/17/2027	470	463
[3]	Nissan Motor Co. Ltd.	7.500%	7/17/2030	750	785
[3]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	900	954
[3]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	535	570
[3]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/2030	275	261
[3]	Phinia Inc.	6.625%	10/15/2032	295	305
[3]	QXO Building Products Inc.	6.750%	4/30/2032	1,665	1,740
[3]	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.625%	2/1/2033	200	205
[3]	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.	6.250%	10/15/2030	110	112
[3]	Royal Caribbean Cruises Ltd.	5.500%	8/31/2026	745	746
[3]	Royal Caribbean Cruises Ltd.	5.500%	4/1/2028	440	448
	Service Corp. International	4.625%	12/15/2027	65	65
	Service Corp. International	5.125%	6/1/2029	1,655	1,667
	Service Corp. International	3.375%	8/15/2030	930	870
	Service Corp. International	4.000%	5/15/2031	1,790	1,708
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	4/15/2027	650	647
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	1,050	979
[3]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc. / Canada's Wonderland Co.	6.625%	5/1/2032	1,455	1,468
[3]	Somnigroup International Inc.	3.875%	10/15/2031	589	551
[3]	Specialty Building Products Holdings LLC / SBP Finance Corp.	7.750%	10/15/2029	635	620
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/2027	1,178	1,174
[3]	Staples Inc.	10.750%	9/1/2029	1,574	1,565
[3]	Studio City Finance Ltd.	6.500%	1/15/2028	60	60
[3]	Studio City Finance Ltd.	5.000%	1/15/2029	925	890
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/2030	690	694
[3]	Taylor Morrison Communities Inc.	5.750%	11/15/2032	495	509
	Under Armour Inc.	3.250%	6/15/2026	1,160	1,153
[3]	Vail Resorts Inc.	5.625%	7/15/2030	440	447
[3]	Vail Resorts Inc.	6.500%	5/15/2032	910	945
5

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Victoria's Secret & Co.	4.625%	7/15/2029	757	734
[3]	Victra Holdings LLC / Victra Finance Corp.	8.750%	9/15/2029	505	533
[3]	Viking Cruises Ltd.	7.000%	2/15/2029	150	150
[3]	Viking Cruises Ltd.	9.125%	7/15/2031	960	1,027
[3]	Viking Cruises Ltd.	5.875%	10/15/2033	1,297	1,319
[3]	Wand NewCo 3 Inc.	7.625%	1/30/2032	1,420	1,502
[3]	Wayfair LLC	7.250%	10/31/2029	900	938
[3]	Wayfair LLC	7.750%	9/15/2030	1,155	1,229
[3]	Wayfair LLC	6.750%	11/15/2032	750	772
	Whirlpool Corp.	6.125%	6/15/2030	225	225
	Whirlpool Corp.	6.500%	6/15/2033	850	824
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/2027	1,460	1,468
[3]	Wynn Macau Ltd.	5.500%	10/1/2027	890	889
[3]	Wynn Macau Ltd.	5.625%	8/26/2028	964	963
[3]	Wynn Macau Ltd.	5.125%	12/15/2029	1,245	1,233
[3]	Wynn Macau Ltd.	6.750%	2/15/2034	860	873
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/2029	303	305
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/2031	1,550	1,680
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	6.250%	3/15/2033	790	807
[3]	Yum! Brands Inc.	4.750%	1/15/2030	1,195	1,198
	Yum! Brands Inc.	3.625%	3/15/2031	1,165	1,101
	Yum! Brands Inc.	4.625%	1/31/2032	460	451
[3]	ZF North America Capital Inc.	7.500%	3/24/2031	2,475	2,504
[3]	ZF North America Capital Inc.	6.875%	4/23/2032	165	160
					124,787
Consumer Staples (3.5%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.875%	2/15/2028	125	125
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/2028	340	347
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	110	111
	B&G Foods Inc.	5.250%	9/15/2027	1,085	1,061
[3]	B&G Foods Inc.	8.000%	9/15/2028	1,065	1,050
[6]	Bellis Acquisition Co. plc	8.125%	5/14/2030	150	188
[4]	Bellis Acquisition Co. plc	8.000%	7/1/2031	450	512
[3,4]	Boots Group Finco LP	5.375%	8/31/2032	505	612
[3]	Darling Ingredients Inc.	5.250%	4/15/2027	530	530
[3]	Darling Ingredients Inc.	6.000%	6/15/2030	175	178
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	3,430	3,391
[3]	Energizer Holdings Inc.	4.375%	3/31/2029	1,055	1,009
[3]	Energizer Holdings Inc.	6.000%	9/15/2033	715	685
[3]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	2,740	2,776
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	1,050	1,104
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	180	180
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	1,055	1,020
[3]	Opal Bidco SAS	6.500%	3/31/2032	845	866
[3]	Performance Food Group Inc.	5.500%	10/15/2027	2,815	2,817
[3]	Performance Food Group Inc.	4.250%	8/1/2029	1,345	1,318
[3]	Performance Food Group Inc.	6.125%	9/15/2032	595	614
[3]	Post Holdings Inc.	4.625%	4/15/2030	1,464	1,425
[3]	Post Holdings Inc.	4.500%	9/15/2031	1,045	990
[3]	Post Holdings Inc.	6.250%	2/15/2032	445	458
[3]	Post Holdings Inc.	6.375%	3/1/2033	480	485
[3]	Post Holdings Inc.	6.500%	3/15/2036	1,490	1,492
[3]	Prestige Brands Inc.	5.125%	1/15/2028	825	825
[3]	Prestige Brands Inc.	3.750%	4/1/2031	300	280
[3]	US Foods Inc.	6.875%	9/15/2028	70	72
[3]	US Foods Inc.	4.750%	2/15/2029	824	819
[3]	US Foods Inc.	4.625%	6/1/2030	413	407
[3]	US Foods Inc.	7.250%	1/15/2032	140	147
[3]	US Foods Inc.	5.750%	4/15/2033	805	820
					28,714
Energy (10.5%)
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/2028	237	237
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/2029	375	375
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/2032	1,370	1,421
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	10/15/2033	1,370	1,378
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	7/1/2034	745	751
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/2032	1,350	1,396
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	7/15/2033	205	212
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/2026	575	576
6

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	805	840
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/2032	160	170
	Buckeye Partners LP	3.950%	12/1/2026	288	285
	Buckeye Partners LP	4.125%	12/1/2027	715	707
[3]	Buckeye Partners LP	4.500%	3/1/2028	2,734	2,718
[3]	Buckeye Partners LP	6.875%	7/1/2029	1,025	1,067
[3]	Buckeye Partners LP	6.750%	2/1/2030	700	735
	Buckeye Partners LP	5.850%	11/15/2043	500	469
[3]	California Resources Corp.	7.000%	1/15/2034	390	385
[3]	Chord Energy Corp.	6.000%	10/1/2030	260	263
[3]	Chord Energy Corp.	6.750%	3/15/2033	265	274
[3]	Civitas Resources Inc.	8.375%	7/1/2028	495	510
[3]	Civitas Resources Inc.	8.625%	11/1/2030	250	262
[3]	Civitas Resources Inc.	8.750%	7/1/2031	430	446
[3]	Civitas Resources Inc.	9.625%	6/15/2033	570	614
[3]	CNX Resources Corp.	6.000%	1/15/2029	175	176
[3]	CNX Resources Corp.	7.375%	1/15/2031	327	339
[3]	CNX Resources Corp.	7.250%	3/1/2032	879	919
[3]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/2030	1,155	1,226
[3]	DT Midstream Inc.	4.125%	6/15/2029	1,265	1,249
[3]	DT Midstream Inc.	4.375%	6/15/2031	1,621	1,587
	EQT Corp.	4.750%	1/15/2031	925	931
[3]	Excelerate Energy LP	8.000%	5/15/2030	435	459
	Genesis Energy LP / Genesis Energy Finance Corp.	7.750%	2/1/2028	225	226
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/2029	725	757
	Genesis Energy LP / Genesis Energy Finance Corp.	7.875%	5/15/2032	65	68
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	375	389
[3]	Hess Midstream Operations LP	6.500%	6/1/2029	370	383
[3]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	190	200
[3]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	1,805	1,847
[3]	Kinetik Holdings LP	6.625%	12/15/2028	775	798
[3]	Kinetik Holdings LP	5.875%	6/15/2030	50	50
[3]	Matador Resources Co.	6.875%	4/15/2028	1,325	1,353
[3]	Matador Resources Co.	6.500%	4/15/2032	918	930
[3]	Matador Resources Co.	6.250%	4/15/2033	1,275	1,275
[3]	Noble Finance II LLC	8.000%	4/15/2030	1,773	1,843
[3]	Northriver Midstream Finance LP	6.750%	7/15/2032	1,825	1,860
	Ovintiv Inc.	7.375%	11/1/2031	869	970
[3]	Permian Resources Operating LLC	8.000%	4/15/2027	710	719
[3]	Permian Resources Operating LLC	5.875%	7/1/2029	1,691	1,699
[3]	Permian Resources Operating LLC	9.875%	7/15/2031	160	172
[3]	Permian Resources Operating LLC	7.000%	1/15/2032	1,448	1,508
[3]	Permian Resources Operating LLC	6.250%	2/1/2033	1,090	1,118
	Range Resources Corp.	8.250%	1/15/2029	925	939
[3]	Range Resources Corp.	4.750%	2/15/2030	2,067	2,042
[3]	Rockies Express Pipeline LLC	4.950%	7/15/2029	140	140
[3]	Rockies Express Pipeline LLC	4.800%	5/15/2030	75	74
[3]	Rockies Express Pipeline LLC	6.750%	3/15/2033	1,150	1,213
[3]	Rockies Express Pipeline LLC	7.500%	7/15/2038	125	136
	SM Energy Co.	6.750%	9/15/2026	553	554
	SM Energy Co.	6.625%	1/15/2027	30	30
	SM Energy Co.	6.500%	7/15/2028	409	413
[3]	SM Energy Co.	6.750%	8/1/2029	1,295	1,305
[3]	SM Energy Co.	7.000%	8/1/2032	1,880	1,849
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	670	716
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	235	245
[3]	Sunoco LP	7.000%	5/1/2029	460	480
[3]	Sunoco LP	5.625%	3/15/2031	805	809
[3]	Sunoco LP	7.250%	5/1/2032	430	454
[3]	Sunoco LP	6.250%	7/1/2033	830	850
[3]	Sunoco LP	5.875%	3/15/2034	580	580
[3]	Sunoco LP	7.875%	Perpetual	375	384
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/2027	1,875	1,876
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/2028	425	426
[3]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/2028	420	433
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/2029	880	863
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/2030	1,150	1,123
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	1,040	1,075
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/2030	405	408
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.750%	3/15/2034	500	500
7

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Transocean International Ltd.	8.250%	5/15/2029	335	337
[3]	Transocean International Ltd.	8.750%	2/15/2030	2,078	2,169
[3]	Transocean International Ltd.	8.500%	5/15/2031	95	94
[3]	Transocean International Ltd.	7.875%	10/15/2032	170	177
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/2028	117	120
[3]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/2029	1,446	1,498
[3]	USA Compression Partners LP / USA Compression Finance Corp.	6.250%	10/1/2033	1,095	1,107
[3]	Valaris Ltd.	8.375%	4/30/2030	835	869
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	1,950	1,832
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	845	855
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	460	418
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/2033	435	373
[3]	Venture Global LNG Inc.	9.500%	2/1/2029	1,620	1,681
[3]	Venture Global LNG Inc.	7.000%	1/15/2030	275	264
[3]	Venture Global LNG Inc.	8.375%	6/1/2031	1,880	1,870
[3]	Venture Global LNG Inc.	9.875%	2/1/2032	1,825	1,885
[3]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	610	621
[3]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	290	313
[3]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	1,825	1,868
[3]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	790	807
[3]	Venture Global Plaquemines LNG LLC	7.750%	5/1/2035	250	274
[3]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	1,580	1,617
[3]	Vital Energy Inc.	7.750%	7/31/2029	690	690
[3]	Vital Energy Inc.	7.875%	4/15/2032	1,125	1,108
[3]	Weatherford International Ltd.	6.750%	10/15/2033	1,005	1,029
					84,935
Financials (10.1%)
[3]	Acrisure LLC / Acrisure Finance Inc.	8.250%	2/1/2029	1,135	1,178
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/2029	2,825	2,753
[3]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/2029	760	752
[3]	Acrisure LLC / Acrisure Finance Inc.	6.750%	7/1/2032	450	463
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/2027	300	298
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/2027	50	50
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/2028	1,125	1,146
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/2031	862	894
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500%	10/1/2031	925	955
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.375%	10/1/2032	243	252
[3]	AmWINS Group Inc.	6.375%	2/15/2029	535	549
[3]	AmWINS Group Inc.	4.875%	6/30/2029	345	339
[3]	Asurion LLC & Asurion Co-Issuer Inc.	8.000%	12/31/2032	2,085	2,164
	Block Inc.	2.750%	6/1/2026	1,310	1,301
[3]	Block Inc.	5.625%	8/15/2030	415	423
	Block Inc.	6.500%	5/15/2032	2,355	2,449
[3]	Block Inc.	6.000%	8/15/2033	390	400
[3]	Boost Newco Borrower LLC	7.500%	1/15/2031	1,225	1,302
[3]	Bread Financial Holdings Inc.	6.750%	5/15/2031	330	342
[3]	Credit Acceptance Corp.	9.250%	12/15/2028	1,073	1,124
[3]	Credit Acceptance Corp.	6.625%	3/15/2030	1,930	1,937
[3]	CrossCountry Intermediate HoldCo LLC	6.500%	10/1/2030	1,300	1,327
[3]	CrossCountry Intermediate HoldCo LLC	6.750%	12/1/2032	1,300	1,321
[3]	EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM	7.375%	9/30/2030	270	272
[3]	Fair Isaac Corp.	6.000%	5/15/2033	330	338
[3]	FirstCash Inc.	4.625%	9/1/2028	990	983
[3]	FirstCash Inc.	5.625%	1/1/2030	480	482
[3]	FirstCash Inc.	6.875%	3/1/2032	475	495
[3]	Focus Financial Partners LLC	6.750%	9/15/2031	2,320	2,399
[3]	Freedom Mortgage Corp.	6.625%	1/15/2027	840	842
[3]	Freedom Mortgage Corp.	12.250%	10/1/2030	535	593
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	675	708
[3]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	1,200	1,201
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	575	618
[3]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	930	981
[3]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	1,060	1,098
[3]	GGAM Finance Ltd.	8.000%	2/15/2027	895	917
[3]	GGAM Finance Ltd.	8.000%	6/15/2028	975	1,033
[3]	GGAM Finance Ltd.	6.875%	4/15/2029	585	606
[3]	GGAM Finance Ltd.	5.875%	3/15/2030	610	618
[3]	goeasy Ltd.	9.250%	12/1/2028	635	653
[3]	goeasy Ltd.	7.625%	7/1/2029	816	807
8

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	goeasy Ltd.	6.875%	5/15/2030	405	387
[3]	goeasy Ltd.	7.375%	10/1/2030	335	322
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	1,470	1,515
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	915	944
[3]	HUB International Ltd.	5.625%	12/1/2029	385	386
[3]	HUB International Ltd.	7.250%	6/15/2030	1,950	2,045
[3]	HUB International Ltd.	7.375%	1/31/2032	485	509
[3]	Intesa Sanpaolo SpA	5.710%	1/15/2026	835	835
[3]	Intesa Sanpaolo SpA	4.198%	6/1/2032	275	262
[3]	Midcap Financial Issuer Trust	6.500%	5/1/2028	390	389
[3]	Midcap Financial Issuer Trust	5.625%	1/15/2030	520	488
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/2030	1,758	1,761
[3]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/2031	1,054	1,065
[3]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/2032	330	333
	Navient Corp.	6.750%	6/15/2026	15	15
	Navient Corp.	4.875%	3/15/2028	298	295
	Navient Corp.	5.500%	3/15/2029	935	927
	Navient Corp.	9.375%	7/25/2030	205	228
	Navient Corp.	11.500%	3/15/2031	60	67
	Navient Corp.	7.875%	6/15/2032	825	862
	Navient Corp.	5.625%	8/1/2033	181	165
	OneMain Finance Corp.	7.125%	3/15/2026	292	294
	OneMain Finance Corp.	3.500%	1/15/2027	1,180	1,169
	OneMain Finance Corp.	3.875%	9/15/2028	1,175	1,144
	OneMain Finance Corp.	6.625%	5/15/2029	615	637
	OneMain Finance Corp.	6.125%	5/15/2030	135	138
	OneMain Finance Corp.	4.000%	9/15/2030	720	675
	OneMain Finance Corp.	7.125%	11/15/2031	130	136
	OneMain Finance Corp.	6.750%	3/15/2032	500	513
	OneMain Finance Corp.	6.500%	3/15/2033	340	343
	OneMain Finance Corp.	6.750%	9/15/2033	245	249
[3]	Panther Escrow Issuer LLC	7.125%	6/1/2031	2,445	2,534
[3]	PennyMac Financial Services Inc.	4.250%	2/15/2029	815	796
[3]	PennyMac Financial Services Inc.	7.875%	12/15/2029	325	346
[3]	PennyMac Financial Services Inc.	7.125%	11/15/2030	1,015	1,067
[3]	PennyMac Financial Services Inc.	5.750%	9/15/2031	340	342
[3]	PennyMac Financial Services Inc.	6.875%	5/15/2032	1,195	1,251
[3]	PennyMac Financial Services Inc.	6.875%	2/15/2033	720	751
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	440	468
[3]	Rfna LP	7.875%	2/15/2030	1,620	1,647
[3]	Rocket Cos. Inc.	6.500%	8/1/2029	420	434
[3]	Rocket Cos. Inc.	6.125%	8/1/2030	1,955	2,022
[3]	Rocket Cos. Inc.	7.125%	2/1/2032	282	297
[3]	Rocket Cos. Inc.	6.375%	8/1/2033	1,865	1,948
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/2026	1,085	1,069
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/2029	560	541
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/2031	275	261
[3]	Ryan Specialty LLC	5.875%	8/1/2032	735	752
[3]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	2,517	2,600
[3]	Starwood Property Trust Inc.	7.250%	4/1/2029	70	74
[3]	Starwood Property Trust Inc.	6.000%	4/15/2030	535	548
[3]	Starwood Property Trust Inc.	6.500%	10/15/2030	215	224
[3]	Stonebriar ABF Issuer LLC	8.125%	12/15/2030	1,145	1,178
[3]	United Wholesale Mortgage LLC	5.750%	6/15/2027	700	702
[3]	United Wholesale Mortgage LLC	5.500%	4/15/2029	300	298
[3]	USI Inc.	7.500%	1/15/2032	150	157
[3]	UWM Holdings LLC	6.625%	2/1/2030	880	890
[3]	WEX Inc.	6.500%	3/15/2033	265	272
					81,930
Health Care (6.9%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	3,540	3,687
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/2028	584	580
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/2029	1,040	1,001
[3]	Avantor Funding Inc.	4.625%	7/15/2028	1,560	1,551
[3]	Avantor Funding Inc.	3.875%	11/1/2029	625	598
[3]	Bausch & Lomb Corp.	8.375%	10/1/2028	1,675	1,746
[3]	Charles River Laboratories International Inc.	4.250%	5/1/2028	625	620
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	500	483
[3]	CHS / Community Health Systems Inc.	6.000%	1/15/2029	315	315
9

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CHS / Community Health Systems Inc.	6.875%	4/15/2029	1,150	1,024
[3]	CHS / Community Health Systems Inc.	5.250%	5/15/2030	505	474
[3]	CHS / Community Health Systems Inc.	4.750%	2/15/2031	901	802
[3]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	1,702	1,860
[3]	CHS / Community Health Systems Inc.	9.750%	1/15/2034	1,225	1,287
	CVS Health Corp.	6.750%	12/10/2054	650	679
	CVS Health Corp.	7.000%	3/10/2055	1,700	1,783
[3]	DaVita Inc.	4.625%	6/1/2030	465	452
[3]	DaVita Inc.	3.750%	2/15/2031	1,120	1,034
[3]	DaVita Inc.	6.875%	9/1/2032	540	561
[3]	DaVita Inc.	6.750%	7/15/2033	75	78
[3]	Endo Finance Holdings Inc.	8.500%	4/15/2031	1,815	1,919
[3]	Genmab A/S / Genmab Finance LLC	6.250%	12/15/2032	1,145	1,173
[3]	Genmab A/S / Genmab Finance LLC	7.250%	12/15/2033	675	709
[3,4]	Grifols SA	2.250%	11/15/2027	550	642
[3,4]	Grifols SA	3.875%	10/15/2028	700	812
[3]	Grifols SA	4.750%	10/15/2028	465	459
[3,4]	Grifols SA	7.125%	5/1/2030	600	739
	HCA Inc.	5.875%	2/1/2029	275	286
[3]	Hologic Inc.	3.250%	2/15/2029	990	976
[3]	IQVIA Inc.	5.000%	10/15/2026	200	200
[3]	IQVIA Inc.	5.000%	5/15/2027	1,358	1,358
[3]	IQVIA Inc.	6.250%	6/1/2032	555	580
[3]	Jazz Securities DAC	4.375%	1/15/2029	750	740
[3]	LifePoint Health Inc.	11.000%	10/15/2030	325	356
[3]	Medline Borrower LP	3.875%	4/1/2029	3,565	3,486
[3]	Medline Borrower LP	5.250%	10/1/2029	2,544	2,558
[3]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/2029	645	668
[3,4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	2.875%	4/30/2028	300	342
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	690	672
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/2034	452	407
[3]	Radiology Partners Inc.	8.500%	7/15/2032	400	418
[3,4]	Rossini Sarl	6.750%	12/31/2029	800	987
[4]	Rossini Sarl	6.750%	12/31/2029	200	247
[3]	Star Parent Inc.	9.000%	10/1/2030	2,230	2,383
[3]	Teleflex Inc.	4.250%	6/1/2028	1,141	1,125
	Tenet Healthcare Corp.	5.125%	11/1/2027	355	355
	Tenet Healthcare Corp.	4.625%	6/15/2028	1,180	1,182
	Tenet Healthcare Corp.	6.125%	10/1/2028	461	463
	Tenet Healthcare Corp.	4.250%	6/1/2029	245	242
	Tenet Healthcare Corp.	4.375%	1/15/2030	880	864
	Tenet Healthcare Corp.	6.125%	6/15/2030	1,530	1,567
	Tenet Healthcare Corp.	6.750%	5/15/2031	1,310	1,362
[3]	Tenet Healthcare Corp.	5.500%	11/15/2032	685	695
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	888	877
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/2028	650	675
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	405	409
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/2029	450	494
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/2031	200	230
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	1,065	1,115
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	384	290
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	245	254
					55,931
Industrials (7.1%)
[3]	ADT Security Corp.	5.875%	10/15/2033	400	406
[3]	Air Canada	3.875%	8/15/2026	1,615	1,609
[3]	Allied Universal Holdco LLC	7.875%	2/15/2031	1,025	1,081
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/2030	1,680	1,749
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/2028	200	197
[3]	Allison Transmission Inc.	4.750%	10/1/2027	60	60
[3]	Allison Transmission Inc.	5.875%	6/1/2029	210	213
[3]	Allison Transmission Inc.	5.875%	12/1/2033	170	172
[3]	American Airlines Inc.	7.250%	2/15/2028	286	292
[3]	American Airlines Inc.	8.500%	5/15/2029	478	499
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/2026	109	109
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	1,822	1,855
[3]	Aramark Services Inc.	5.000%	2/1/2028	1,140	1,140
[3]	Arcosa Inc.	6.875%	8/15/2032	205	216
	ATI Inc.	7.250%	8/15/2030	920	970
10

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Axon Enterprise Inc.	6.250%	3/15/2033	55	57
[3]	Bombardier Inc.	8.750%	11/15/2030	350	378
[3]	Bombardier Inc.	7.250%	7/1/2031	360	384
[3]	Bombardier Inc.	7.000%	6/1/2032	270	285
[3]	Bombardier Inc.	6.750%	6/15/2033	95	100
[3]	BWX Technologies Inc.	4.125%	6/30/2028	1,038	1,021
[3]	BWX Technologies Inc.	4.125%	4/15/2029	1,324	1,291
[3]	Chart Industries Inc.	7.500%	1/1/2030	145	151
[3]	Chart Industries Inc.	9.500%	1/1/2031	335	356
[3]	Clean Harbors Inc.	5.125%	7/15/2029	658	659
[3]	Clean Harbors Inc.	6.375%	2/1/2031	576	593
[3]	Clean Harbors Inc.	5.750%	10/15/2033	1,440	1,478
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/2030	3,155	3,286
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.750%	7/15/2031	405	427
[3]	Enpro Inc.	6.125%	6/1/2033	310	320
[3]	Entegris Inc.	4.375%	4/15/2028	1,750	1,738
[3]	Entegris Inc.	4.750%	4/15/2029	1,060	1,063
[3]	Entegris Inc.	3.625%	5/1/2029	485	466
[3]	Entegris Inc.	5.950%	6/15/2030	375	382
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/2029	2,762	2,682
[3]	Garda World Security Corp.	7.750%	2/15/2028	240	245
[3]	Garda World Security Corp.	6.500%	1/15/2031	330	338
[3]	Garda World Security Corp.	8.250%	8/1/2032	685	696
[3]	Gates Corp.	6.875%	7/1/2029	530	551
[3]	Genesee & Wyoming Inc.	6.250%	4/15/2032	550	568
[3]	Goat Holdco LLC	6.750%	2/1/2032	1,415	1,453
[3]	Herc Holdings Inc.	6.625%	6/15/2029	275	285
[3]	Herc Holdings Inc.	7.000%	6/15/2030	560	589
[3]	Herc Holdings Inc.	5.750%	3/15/2031	220	223
[3]	Herc Holdings Inc.	7.250%	6/15/2033	270	286
[3]	Herc Holdings Inc.	6.000%	3/15/2034	130	132
[3]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	2,630	2,649
[3]	Mueller Water Products Inc.	4.000%	6/15/2029	60	58
[3,4]	Q-Park Holding I BV	2.000%	3/1/2027	320	374
[3,4]	Q-Park Holding I BV	5.125%	3/1/2029	610	736
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	265	273
[3]	Reworld Holding Corp.	4.875%	12/1/2029	1,257	1,207
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	290	286
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/2027	800	943
[3]	TK Elevator US Newco Inc.	5.250%	7/15/2027	1,010	1,012
[3]	TopBuild Corp.	3.625%	3/15/2029	60	58
[3]	TopBuild Corp.	4.125%	2/15/2032	200	190
[3]	TopBuild Corp.	5.625%	1/31/2034	325	329
[3]	TransDigm Inc.	6.750%	8/15/2028	2,055	2,095
	TransDigm Inc.	4.625%	1/15/2029	165	164
[3]	TransDigm Inc.	6.375%	3/1/2029	2,891	2,985
[3]	TransDigm Inc.	6.875%	12/15/2030	675	706
[3]	TransDigm Inc.	7.125%	12/1/2031	660	693
[3]	TransDigm Inc.	6.625%	3/1/2032	535	557
[3]	TransDigm Inc.	6.000%	1/15/2033	520	532
[3]	TransDigm Inc.	6.375%	5/31/2033	1,125	1,154
[3]	TransDigm Inc.	6.250%	1/31/2034	135	140
[3]	United Airlines Inc.	4.375%	4/15/2026	820	820
[3]	United Airlines Inc.	4.625%	4/15/2029	811	806
	United Rentals North America Inc.	4.875%	1/15/2028	1,244	1,245
	United Rentals North America Inc.	4.000%	7/15/2030	1,295	1,253
	United Rentals North America Inc.	3.875%	2/15/2031	425	407
[3]	WESCO Distribution Inc.	7.250%	6/15/2028	90	91
[3]	WESCO Distribution Inc.	6.375%	3/15/2029	700	724
[3]	WESCO Distribution Inc.	6.625%	3/15/2032	510	534
[3]	WESCO Distribution Inc.	6.375%	3/15/2033	285	297
[3]	Williams Scotsman Inc.	4.625%	8/15/2028	530	528
[3]	Williams Scotsman Inc.	6.625%	6/15/2029	505	521
[3]	Williams Scotsman Inc.	7.375%	10/1/2031	475	496
					57,914
Materials (9.6%)
[3]	Advanced Drainage Systems Inc.	5.000%	9/30/2027	175	175
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	485	495
[3]	Alcoa Nederland Holding BV	6.125%	5/15/2028	65	65
11

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Alumina Pty Ltd.	6.125%	3/15/2030	105	108
[3]	Alumina Pty Ltd.	6.375%	9/15/2032	602	625
[3]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	110	116
[3]	Ardagh Group SA	9.500%	12/1/2030	581	629
[3]	Ardagh Group SA	12.000%	12/1/2030	1,140	1,042
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/2028	915	881
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/2029	1,655	1,558
[3,4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	5.000%	1/30/2031	200	237
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.250%	1/30/2031	330	337
[3]	Avient Corp.	7.125%	8/1/2030	1,313	1,350
[3]	Avient Corp.	6.250%	11/1/2031	385	396
[3]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	380	401
[3]	Axalta Coating Systems LLC	3.375%	2/15/2029	1,515	1,456
	Ball Corp.	6.000%	6/15/2029	380	391
	Ball Corp.	2.875%	8/15/2030	65	60
	Ball Corp.	5.500%	9/15/2033	110	112
[3]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	665	667
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	425	406
[3]	Carpenter Technology Corp.	5.625%	3/1/2034	160	163
	Celanese US Holdings LLC	6.500%	4/15/2030	900	904
	Celanese US Holdings LLC	7.000%	2/15/2031	575	589
	Celanese US Holdings LLC	6.750%	4/15/2033	1,330	1,322
	Celanese US Holdings LLC	7.375%	2/15/2034	1,080	1,098
	Chemours Co.	5.375%	5/15/2027	550	551
[3]	Chemours Co.	5.750%	11/15/2028	890	866
[3]	Chemours Co.	4.625%	11/15/2029	1,439	1,306
[3]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	40	39
[3]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	945	978
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/2030	90	93
[3]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	1,150	1,212
[3]	Cleveland-Cliffs Inc.	7.375%	5/1/2033	745	774
[3]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	300	314
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/2029	870	885
[3]	Clydesdale Acquisition Holdings Inc.	6.875%	1/15/2030	825	850
[3]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/2030	840	854
[3]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	1,285	1,323
	Commercial Metals Co.	4.125%	1/15/2030	225	218
	Commercial Metals Co.	4.375%	3/15/2032	605	582
[3]	Commercial Metals Co.	5.750%	11/15/2033	1,082	1,106
[3]	Commercial Metals Co.	6.000%	12/15/2035	1,185	1,215
[3]	Constellium SE	5.625%	6/15/2028	515	515
[3]	Constellium SE	3.750%	4/15/2029	980	946
[3,4]	Constellium SE	5.375%	8/15/2032	510	625
[3]	Constellium SE	6.375%	8/15/2032	250	258
[3]	Crown Americas LLC	5.875%	6/1/2033	475	486
[3]	Element Solutions Inc.	3.875%	9/1/2028	1,091	1,067
[3]	First Quantum Minerals Ltd.	8.625%	6/1/2031	145	152
[3]	First Quantum Minerals Ltd.	8.000%	3/1/2033	515	550
[3]	First Quantum Minerals Ltd.	7.250%	2/15/2034	125	131
	FMC Corp.	5.650%	5/18/2033	350	307
	FMC Corp.	8.450%	11/1/2055	550	436
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/2030	398	409
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/2031	574	554
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/2032	535	558
[3]	Graphic Packaging International LLC	4.750%	7/15/2027	205	204
[3]	Graphic Packaging International LLC	3.500%	3/15/2028	1,825	1,767
[3]	Graphic Packaging International LLC	3.500%	3/1/2029	315	301
[3]	Graphic Packaging International LLC	3.750%	2/1/2030	635	599
[3]	Graphic Packaging International LLC	6.375%	7/15/2032	735	748
[3]	Hudbay Minerals Inc.	6.125%	4/1/2029	950	963
[3]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	1,590	1,584
[3]	JH North America Holdings Inc.	5.875%	1/31/2031	790	807
[3]	JH North America Holdings Inc.	6.125%	7/31/2032	1,175	1,205
[3]	Kaiser Aluminum Corp.	5.875%	3/1/2034	120	120
[3]	Magnera Corp.	7.250%	11/15/2031	677	665
[3]	NOVA Chemicals Corp.	5.250%	6/1/2027	964	970
[3]	NOVA Chemicals Corp.	8.500%	11/15/2028	330	345
[3]	NOVA Chemicals Corp.	4.250%	5/15/2029	370	362
[3]	NOVA Chemicals Corp.	9.000%	2/15/2030	775	828
[3]	NOVA Chemicals Corp.	7.000%	12/1/2031	495	527
12

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Novelis Corp.	4.750%	1/30/2030	680	657
[3]	Novelis Corp.	3.875%	8/15/2031	1,054	959
[3]	Novelis Corp.	6.375%	8/15/2033	130	132
[3]	OI European Group BV	4.750%	2/15/2030	80	77
[3]	Olympus Water US Holding Corp.	4.250%	10/1/2028	1,225	1,189
[3]	Olympus Water US Holding Corp.	7.250%	6/15/2031	2,500	2,559
[3]	Olympus Water US Holding Corp.	7.250%	2/15/2033	2,135	2,147
[3]	Owens Corning	3.500%	2/15/2030	30	29
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	1,080	1,084
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	1,294	1,322
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	1,490	1,510
[3]	Qnity Electronics Inc.	5.750%	8/15/2032	1,523	1,560
[3]	Qnity Electronics Inc.	6.250%	8/15/2033	995	1,033
[3]	Quikrete Holdings Inc.	6.375%	3/1/2032	1,725	1,795
[3]	Quikrete Holdings Inc.	6.750%	3/1/2033	775	809
[3]	Sealed Air Corp.	4.000%	12/1/2027	275	274
[3]	Sealed Air Corp.	5.000%	4/15/2029	150	151
[3]	Sealed Air Corp.	6.875%	7/15/2033	55	58
[3]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/2028	500	508
[4]	Silgan Holdings Inc.	2.250%	6/1/2028	620	712
[3]	SNF Group SACA	3.125%	3/15/2027	630	619
[3]	SNF Group SACA	3.375%	3/15/2030	260	243
[3]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	270	273
[3]	Standard Building Solutions Inc.	6.500%	8/15/2032	215	222
[3]	Standard Building Solutions Inc.	6.250%	8/1/2033	115	117
[3]	Standard Industries Inc.	4.750%	1/15/2028	1,270	1,266
[3]	Standard Industries Inc.	4.375%	7/15/2030	1,150	1,112
[3]	Standard Industries Inc.	3.375%	1/15/2031	1,415	1,297
[3,4]	Trivium Packaging Finance BV	6.625%	7/15/2030	390	482
[3]	Trivium Packaging Finance BV	8.250%	7/15/2030	972	1,040
[3]	Trivium Packaging Finance BV	12.250%	1/15/2031	575	624
[3]	Tronox Inc.	4.625%	3/15/2029	2,205	1,545
[3]	Tronox Inc.	9.125%	9/30/2030	669	665
[3]	Windsor Holdings III LLC	8.500%	6/15/2030	1,025	1,084
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	800	760
[3]	WR Grace Holdings LLC	7.375%	3/1/2031	225	231
[3]	WR Grace Holdings LLC	6.625%	8/15/2032	185	187
					78,070
Real Estate (2.0%)
	Brandywine Operating Partnership LP	3.950%	11/15/2027	103	101
	Brandywine Operating Partnership LP	8.300%	3/15/2028	95	100
	Brandywine Operating Partnership LP	8.875%	4/12/2029	1,170	1,261
	Brandywine Operating Partnership LP	4.550%	10/1/2029	275	262
	Brandywine Operating Partnership LP	6.125%	1/15/2031	1,055	1,026
[3]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/2031	430	458
	Hudson Pacific Properties LP	3.950%	11/1/2027	713	681
	Hudson Pacific Properties LP	5.950%	2/15/2028	1,137	1,120
	Hudson Pacific Properties LP	4.650%	4/1/2029	535	495
	Hudson Pacific Properties LP	3.250%	1/15/2030	770	654
[3]	Iron Mountain Inc.	4.875%	9/15/2027	1,070	1,069
[3]	Iron Mountain Inc.	7.000%	2/15/2029	930	956
[3]	Iron Mountain Inc.	4.875%	9/15/2029	1,959	1,932
[3]	Iron Mountain Inc.	5.250%	7/15/2030	910	899
[3]	Iron Mountain Inc.	4.500%	2/15/2031	553	527
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/2029	90	75
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	365	265
[3,4]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/2032	140	171
[3]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	1,595	1,704
[3]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/2030	225	231
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/2032	315	327
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	6/15/2033	100	104
	SBA Communications Corp.	3.875%	2/15/2027	385	381
	SBA Communications Corp.	3.125%	2/1/2029	265	253
	Service Properties Trust	5.500%	12/15/2027	295	290
[3]	Service Properties Trust	0.000%	9/30/2028	155	140
	Service Properties Trust	8.375%	6/15/2029	725	730
[3]	XHR LP	4.875%	6/1/2029	180	177
[3]	XHR LP	6.625%	5/15/2030	190	196
					16,585
13

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Technology (5.5%)
[3]	Amentum Holdings Inc.	7.250%	8/1/2032	975	1,028
[3]	Amkor Technology Inc.	5.875%	10/1/2033	175	179
[3]	AthenaHealth Group Inc.	6.500%	2/15/2030	2,878	2,879
[3]	CACI International Inc.	6.375%	6/15/2033	675	699
[3]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	160	136
[3]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	570	495
[3]	Cloud Software Group Inc.	6.500%	3/31/2029	2,830	2,867
[3]	Cloud Software Group Inc.	9.000%	9/30/2029	1,060	1,104
[3]	Cloud Software Group Inc.	8.250%	6/30/2032	2,685	2,810
[3]	Cloud Software Group Inc.	6.625%	8/15/2033	375	372
[3]	Coherent Corp.	5.000%	12/15/2029	1,345	1,341
	Cotiviti Corp.	7.625%	5/1/2031	245	237
[3]	Ellucian Holdings Inc.	6.500%	12/1/2029	370	378
[3]	Fortress Intermediate 3 Inc.	7.500%	6/1/2031	1,375	1,435
[3]	Gen Digital Inc.	6.750%	9/30/2027	70	71
[3]	Gen Digital Inc.	6.250%	4/1/2033	255	263
[3]	Imola Merger Corp.	4.750%	5/15/2029	5,610	5,542
[3]	Kioxia Holdings Corp.	6.250%	7/24/2030	220	226
[3]	Kioxia Holdings Corp.	6.625%	7/24/2033	270	281
[3]	McAfee Corp.	7.375%	2/15/2030	3,570	3,116
[3]	NCR Atleos Corp.	9.500%	4/1/2029	1,130	1,227
	Nokia of America Corp.	6.500%	1/15/2028	1,355	1,350
	Nokia of America Corp.	6.450%	3/15/2029	2,612	2,596
[3]	Open Text Corp.	3.875%	2/15/2028	1,648	1,616
[3]	Open Text Corp.	3.875%	12/1/2029	1,450	1,376
[3]	Open Text Holdings Inc.	4.125%	2/15/2030	1,055	1,009
[3]	Open Text Holdings Inc.	4.125%	12/1/2031	490	457
[3]	Rocket Software Inc.	9.000%	11/28/2028	1,720	1,772
[3]	Rocket Software Inc.	6.500%	2/15/2029	670	657
[3]	Science Applications International Corp.	5.875%	11/1/2033	125	127
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	3,050	3,053
[3]	SS&C Technologies Inc.	6.500%	6/1/2032	150	156
[3]	UKG Inc.	6.875%	2/1/2031	2,425	2,498
	Western Digital Corp.	4.750%	2/15/2026	178	178
[7]	X Corp.	9.500%	10/29/2029	635	632
					44,163
Utilities (2.4%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/2027	500	503
[3]	California Buyer Ltd / Atlantica Sustainable Infrastructure plc	6.375%	2/15/2032	330	330
[3]	Calpine Corp.	4.500%	2/15/2028	733	733
[3]	Calpine Corp.	4.625%	2/1/2029	245	245
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	1,021	1,018
[3]	Clearway Energy Operating LLC	3.750%	2/15/2031	2,795	2,609
[3]	Clearway Energy Operating LLC	3.750%	1/15/2032	556	507
	Edison International	8.125%	6/15/2053	375	390
	Edison International	7.875%	6/15/2054	1,250	1,311
[3]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	1,290	1,306
[3]	NRG Energy Inc.	5.750%	7/15/2029	225	226
[3]	NRG Energy Inc.	5.750%	1/15/2034	495	499
[3]	NRG Energy Inc.	6.250%	11/1/2034	330	339
[3]	NRG Energy Inc.	6.000%	1/15/2036	620	628
[3]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	140	138
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/2031	415	398
[3]	Talen Energy Supply LLC	6.250%	2/1/2034	495	505
[3]	Talen Energy Supply LLC	6.500%	2/1/2036	370	383
[3]	TerraForm Power Operating LLC	5.000%	1/31/2028	201	201
[3]	TerraForm Power Operating LLC	4.750%	1/15/2030	120	117
	TransAlta Corp.	5.875%	2/1/2034	120	121
[3]	Vistra Operations Co. LLC	5.625%	2/15/2027	680	680
[3]	Vistra Operations Co. LLC	4.375%	5/1/2029	500	494
[3]	Vistra Operations Co. LLC	7.750%	10/15/2031	560	594
[3]	Vistra Operations Co. LLC	6.875%	4/15/2032	275	290
[3]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	505	499
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	1,890	1,937
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	940	987
[3]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/2033	565	594
14

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	XPLR Infrastructure Operating Partners LP	7.750%	4/15/2034	782	794
					19,376
Total Corporate Bonds (Cost $686,451)					697,141
Floating Rate Loan Interests (3.3%)
[7]	Amentum Government Services Holdings LLC Term Loan B, TSFR1M + 2.000%	5.716%	9/29/2031	391	391
[7]	American Airlines Inc. Term Loan B, TSFR3M + 3.250%	7.134%	5/28/2032	254	255
[7]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	6.134%	4/20/2028	720	722
[7]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.066%	8/19/2028	478	480
[7]	Asurion LLC Term Loan B-12, TSFR1M + 4.250%	7.966%	9/19/2030	109	109
[7]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	7.966%	9/19/2030	353	353
[7]	Asurion LLC Term Loan B-3, TSFR1M + 5.250%	9.081%	1/31/2028	260	259
[7]	Athenahealth Group Inc. Term Loan B, TSFR1M + 2.750%	6.466%	2/15/2029	773	774
[7]	Barnes Group Inc. Term Loan B, TSFR1M + 2.750%	6.466%	1/27/2032	295	295
[7]	Bausch & Lomb Corp. Term Loan B, TSFR1M + 4.250%	7.966%	1/15/2031	1,298	1,302
[7]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	6.922%	9/12/2032	375	378
[7]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.500%	6.120%	10/16/2031	1,002	1,007
[7]	Boost Newco Borrower LLC Term Loan B-2, TSFR3M + 2.000%	5.672%	1/31/2031	480	480
[7]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.500%	7.206%	8/30/2032	395	397
[7]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.500%	6.216%	7/1/2031	484	486
[7]	Central Parent Inc. Term Loan B, TSFR3M + 3.250%	6.922%	7/6/2029	317	268
[7]	Chobani LLC Term Loan B, TSFR1M + 2.250%	5.966%	10/28/2032	135	136
[7]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	6.466%	1/28/2032	1,137	1,138
[7]	Cotiviti Corp. Term Loan, TSFR1M + 2.750%	6.623%	3/26/2032	368	353
[7]	Cushman & Wakefield US Borrower LLC Term Loan B-3, TSFR1M + 2.750%	6.466%	1/31/2030	356	359
[7,8]	Dayforce Inc.	—%	8/20/2032	2,000	1,992
[7]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 3.750%	7.466%	4/23/2031	995	987
[7]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.500%	6.172%	8/15/2030	205	205
[7]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.500%	6.172%	8/15/2030	37	38
[7]	Fortress Intermediate 3 Inc. Term Loan B, TSFR1M + 3.000%	6.784%	6/27/2031	530	530
[7]	Froneri Lux Finco Sarl Term Loan, TSFR6M + 2.250%	6.122%	9/30/2032	580	580
[7]	Frontier Communications Corp. Term Loan B, TSFR1M + 2.500%	6.236%	7/1/2031	173	173
[7]	Gryphon Acquire Newco LLC Term Loan B, TSFR6M + 3.000%	6.854%	9/13/2032	295	297
[7]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 2.750%	6.466%	2/15/2031	840	841
[7]	HUB International Ltd. Term Loan B, TSFR3M + 2.250%	6.120%	6/20/2030	518	521
[7]	IRB Holding Corp. Term Loan B, TSFR1M + 2.500%	6.216%	12/16/2030	1,359	1,361
[7]	JetBlue Airways Corp. Term Loan B, TSFR3M + 4.750%	8.445%	8/27/2029	805	772
[7]	LBM Acquisition LLC Term Loan B, TSFR1M + 3.750%	7.584%	6/6/2031	520	487
[7]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.716%	3/1/2029	897	825
[7]	Medline Borrower LP Term Loan B, TSFR1M + 1.750%	5.466%	10/23/2028	166	167
[7]	Medline Borrower LP Term Loan B, TSFR1M + 1.750%	5.466%	10/23/2030	488	490
[7]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 2.250%	6.235%	8/16/2030	496	497
[7]	Opal Bidco SAS Term Loan B-4, TSFR3M + 3.000%	6.686%	4/28/2032	404	406
[7]	Qnity Electronics Inc. Term Loan B, TSFR6M + 2.000%	5.804%	11/1/2032	225	226
[7]	Quikrete Holdings Inc. Term Loan B, TSFR1M + 2.250%	5.966%	2/10/2032	417	418
[7]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.466%	11/28/2028	296	296
[7]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.500%	6.500%	7/9/2032	280	280
[7]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 2.500%	6.216%	7/31/2031	697	699
[7]	Specialty Building Products Holdings LLC Term Loan B, TSFR1M + 3.750%	7.582%	10/16/2028	698	649
[7]	Staples Inc. Term Loan B, TSFR3M + 5.750%	9.604%	9/4/2029	330	313
[7]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	7.672%	9/27/2030	990	991
[7]	TK Elevator Midco GmbH Term Loan B, TSFR6M + 2.750%	6.947%	4/30/2030	149	150
[7]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.422%	5/6/2032	857	866
[7]	Wand NewCo 3 Inc. Term Loan B, TSFR1M + 2.500%	6.216%	1/30/2031	714	715
Total Floating Rate Loan Interests (Cost $26,789)					26,714
				Shares
Common Stocks (0.1%)
*	Yeoman Capital SA			85,863	752
*	Luxco Co. Ltd.			10,141	183
Total Common Stocks (Cost $2,296)					935
Temporary Cash Investments (3.3%)
Money Market Fund (0.5%)
[9]	Vanguard Market Liquidity Fund	3.780%		44,110	4,411
15

High Yield Bond Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (2.8%)
Bank of America Securities, LLC (Dated 12/31/2025, Repurchase Value $22,505, collateralized by U.S. Government Agency Obligations 2.490%–7.000%, 6/1/2027–12/1/2055, with a value of $22,950)	3.850%	1/2/2026	22,500	22,500
Total Temporary Cash Investments (Cost $26,911)				26,911
Total Investments (98.2%) (Cost $787,259)				796,780
Other Assets and Liabilities—Net (1.8%)				14,245
Net Assets (100%)				811,025
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Securities with a value of $1,618 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $918 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $586,968, representing 72.4% of net assets.
4	Face amount denominated in euro.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Face amount denominated in British pounds.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Represents an unsettled loan as of December 31, 2025. The coupon rate is not known until the settlement date.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	119	24,846	(12)
5-Year U.S. Treasury Note	March 2026	294	32,136	(109)
10-Year U.S. Treasury Note	March 2026	41	4,610	(31)
Long U.S. Treasury Bond	March 2026	19	2,196	(25)
Ultra 10-Year U.S. Treasury Note	March 2026	59	6,786	(43)
Ultra Long U.S. Treasury Bond	March 2026	3	354	(8)
				(228)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2026	(8)	(1,670)	—
Euro-Bobl	March 2026	(38)	(5,187)	22
Euro-Schatz	March 2026	(55)	(6,902)	9
Long U.S. Treasury Bond	March 2026	(1)	(116)	1
Ultra Long U.S. Treasury Bond	March 2026	(3)	(354)	7
				39
				(189)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	1/30/2026	USD	18	CAD	25	—	—
16

High Yield Bond Portfolio
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	1/30/2026	USD	21,720	EUR	18,475	—	(24)
Toronto-Dominion Bank	3/18/2026	USD	342	EUR	292	—	(3)
Wells Fargo Bank N.A.	12/17/2026	USD	119	EUR	101	—	(1)
Deutsche Bank AG	12/17/2026	USD	114	EUR	97	—	(1)
Wells Fargo Bank N.A.	1/12/2026	USD	102	EUR	89	—	(2)
State Street Bank & Trust Co.	3/18/2026	USD	13	EUR	11	—	—
BNP Paribas	1/30/2026	USD	839	GBP	626	—	(4)
						—	(35)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S45-V1	12/21/2030	USD	21,190	5.000	1,645	88
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
17

High Yield Bond Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $782,848)	792,369
Affiliated Issuers (Cost $4,411)	4,411
Total Investments in Securities	796,780
Investment in Vanguard	19
Cash	289
Foreign Currency, at Value (Cost $3,319)	3,321
Receivables for Investment Securities Sold	399
Receivables for Accrued Income	12,107
Receivables for Capital Shares Issued	1,364
Unrealized Appreciation—Forward Currency Contracts	—
Total Assets	814,279
Liabilities
Payables for Investment Securities Purchased	2,552
Payables to Investment Advisor	78
Payables for Capital Shares Redeemed	431
Payables to Vanguard	71
Variation Margin Payable—Futures Contracts	61
Unrealized Depreciation—Forward Currency Contracts	35
Variation Margin Payable—Centrally Cleared Swap Contracts	26
Total Liabilities	3,254
Net Assets	811,025
At December 31, 2025, net assets consisted of:

Paid-in Capital	801,996
Total Distributable Earnings (Loss)	9,029
Net Assets	811,025

Net Assets
Applicable to 107,382,218 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	811,025
Net Asset Value Per Share	$7.55

See accompanying Notes, which are an integral part of the Financial Statements.
18

High Yield Bond Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Interest[1]	47,909
Total Income	47,909
Expenses
Investment Advisory Fees—Note B	344
The Vanguard Group—Note C
Management and Administrative	1,339
Marketing and Distribution	43
Custodian Fees	30
Auditing Fees	33
Shareholders’ Reports and Proxy Fees	36
Trustees’ Fees and Expenses	—
Other Expenses	13
Total Expenses	1,838
Net Investment Income	46,071
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,361
Futures Contracts	1,154
Swap Contracts	1,482
Forward Currency Contracts	(2,013)
Foreign Currencies	212
Realized Net Gain (Loss)	3,196
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	19,130
Futures Contracts	(91)
Swap Contracts	23
Forward Currency Contracts	(161)
Foreign Currencies	14
Change in Unrealized Appreciation (Depreciation)	18,915
Net Increase (Decrease) in Net Assets Resulting from Operations	68,182
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $380, less than $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
19

High Yield Bond Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	46,071	44,316
Realized Net Gain (Loss)	3,196	645
Change in Unrealized Appreciation (Depreciation)	18,915	1,222
Net Increase (Decrease) in Net Assets Resulting from Operations	68,182	46,183
Distributions
Total Distributions	(48,210)	(41,199)
Capital Share Transactions
Issued	157,697	154,075
Issued in Lieu of Cash Distributions	48,210	41,199
Redeemed	(155,816)	(194,187)
Net Increase (Decrease) from Capital Share Transactions	50,091	1,087
Total Increase (Decrease)	70,063	6,071
Net Assets
Beginning of Period	740,962	734,891
End of Period	811,025	740,962

See accompanying Notes, which are an integral part of the Financial Statements.
20

High Yield Bond Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.40	$7.38	$6.96	$8.06	$8.12
Investment Operations
Net Investment Income[1]	.439	.429	.398	.345	.337
Net Realized and Unrealized Gain (Loss) on Investments	.203	.013	.378	(1.074)	(.053)
Total from Investment Operations	.642	.442	.776	(.729)	.284
Distributions
Dividends from Net Investment Income	(.492)	(.422)	(.356)	(.371)	(.344)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.492)	(.422)	(.356)	(.371)	(.344)
Net Asset Value, End of Period	$7.55	$7.40	$7.38	$6.96	$8.06
Total Return	9.18%	6.30%	11.66%	-9.23%	3.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$811	$741	$735	$628	$779
Ratio of Total Expenses to Average Net Assets	0.24%	0.24%[2]	0.24%[2]	0.25%[2]	0.26%
Ratio of Net Investment Income to Average Net Assets	5.98%	5.91%	5.71%	4.82%	4.22%
Portfolio Turnover Rate	46%	50%	43%	34%	30%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.24%, 0.24%, and 0.25%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
21

High Yield Bond Portfolio
Notes to Financial Statements
The High Yield Bond Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the portfolio’s average investments in long and short futures contracts represented 8% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell
22

High Yield Bond Portfolio
or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended December 31, 2025, the portfolio’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended December 31, 2025, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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High Yield Bond Portfolio
10. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company LLP provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $44,000 for the year ended December 31, 2025.
For the year ended December 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.04% of the portfolio’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC. The portfolio’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the portfolio had contributed to Vanguard capital in the amount of $19,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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High Yield Bond Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	45,079	—	45,079
Corporate Bonds	—	697,141	—	697,141
Floating Rate Loan Interests	—	26,714	—	26,714
Common Stocks	—	935	—	935
Temporary Cash Investments	4,411	22,500	—	26,911
Total	4,411	792,369	—	796,780
Derivative Financial Instruments
Assets
Futures Contracts[1]	39	—	—	39
Forward Currency Contracts	—	—	—	—
Swap Contracts[1]	—	88	—	88
Total	39	88	—	127
Liabilities
Futures Contracts[1]	(228)	—	—	(228)
Forward Currency Contracts	—	(35)	—	(35)
Total	(228)	(35)	—	(263)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At December 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	39	—	—	39
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	88	88
Unrealized Appreciation—Forward Currency Contracts	—	—	—	—
Total Assets	39	—	88	127

Unrealized Depreciation—Futures Contracts[1]	(228)	—	—	(228)
Unrealized Depreciation—Forward Currency Contracts	—	(35)	—	(35)
Liabilities	(228)	(35)	—	(263)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	1,154	—	—	1,154
Swap Contracts	—	—	1,482	1,482
Forward Currency Contracts	—	(2,013)	—	(2,013)
Realized Net Gain (Loss) on Derivatives	1,154	(2,013)	1,482	623
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(91)	—	—	(91)
Swap Contracts	—	—	23	23
Forward Currency Contracts	—	(161)	—	(161)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(91)	(161)	23	(229)
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
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High Yield Bond Portfolio
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	43,295
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	8,278
Capital Loss Carryforwards	(42,544)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	9,029
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	48,210	41,199
Long-Term Capital Gains	—	—
Total	48,210	41,199
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	788,562
Gross Unrealized Appreciation	17,541
Gross Unrealized Depreciation	(9,265)
Net Unrealized Appreciation (Depreciation)	8,276
G.	During the year ended December 31, 2025, the portfolio purchased $291,055,000 of investment securities and sold $262,307,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $81,968,000 and $76,886,000, respectively.
H.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	21,611	21,231
Issued in Lieu of Cash Distributions	6,877	5,877
Redeemed	(21,292)	(26,560)
Net Increase (Decrease) in Shares Outstanding	7,196	548
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
26

High Yield Bond Portfolio
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 34% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds High Yield Bond Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds High Yield Bond Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
28

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $1,786,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
Q690HY 022026
29

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
International Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	14
Tax information	15

International Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.4%)
Australia (0.9%)
	WiseTech Global Ltd.	626,661	28,491
Austria (0.8%)
	Erste Group Bank AG	223,398	26,788
Belgium (1.5%)
*	Argenx SE	39,269	33,125
	UCB SA	60,008	16,720
			49,845
Brazil (2.6%)
*	NU Holdings Ltd. Class A	4,669,392	78,166
	Raia Drogasil SA	1,622,658	6,920
			85,086
Canada (2.2%)
*	Shopify Inc. Class A (XTSE)	290,601	46,778
	Toronto-Dominion Bank	279,272	26,321
			73,099
China (9.6%)
	Tencent Holdings Ltd.	897,400	68,870
	BYD Co. Ltd. Class H	5,070,400	61,964
*	PDD Holdings Inc. ADR	363,942	41,268
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	662,200	34,820
*,1	Meituan Class B	2,538,192	33,637
*,1	Wuxi Biologics Cayman Inc.	3,586,500	14,503
	Contemporary Amperex Technology Co. Ltd. Class A	265,300	13,950
	Tencent Music Entertainment Group ADR	761,951	13,357
	Shenzhen Inovance Technology Co. Ltd. Class A	1,119,121	12,061
*,1	Akeso Inc.	764,000	11,119
[1]	Ganfeng Lithium Group Co. Ltd. Class H	1,655,400	11,077
			316,626
Denmark (3.9%)
	DSV A/S	210,698	53,066
	Vestas Wind Systems A/S	685,214	18,533
	Novo Nordisk A/S Class B	357,910	18,153
*	Genmab A/S	55,477	17,197
	Ambu A/S Class B	1,134,662	15,635
*	Zealand Pharma A/S	75,843	5,510
			128,094
France (4.4%)
	Hermes International SCA	16,933	42,042
	L'Oreal SA (XPAR)	89,721	38,519
	Schneider Electric SE	75,892	20,762
	Legrand SA	122,436	18,202
	LVMH Moet Hennessy Louis Vuitton SE	18,104	13,645
	Sanofi SA	111,053	10,745
*	SOITEC	60,821	1,643
			145,558
Germany (3.5%)
	SAP SE	125,944	30,600
	Bayerische Motoren Werke AG (XETR)	203,195	22,034
	Siemens AG (Registered)	61,794	17,307
	Beiersdorf AG	149,826	16,453
	Infineon Technologies AG	355,143	15,495
*,1	Delivery Hero SE	573,579	15,120
			117,009
Hong Kong (1.2%)
	AIA Group Ltd.	3,804,800	39,163
1

International Portfolio
		Shares	Market Value• ($000)
India (2.3%)
	HDFC Bank Ltd.	3,721,457	41,111
*	MakeMyTrip Ltd.	218,779	17,966
	Reliance Industries Ltd.	1,019,791	17,845
*,2,3	ANI Technologies Private Ltd. PP (Acquired 12/1/2015, Cost $5,969)	19,170	218
			77,140
Indonesia (0.3%)
	Bank Central Asia Tbk PT	21,078,900	10,179
Israel (0.6%)
*	Wix.com Ltd.	100,217	10,412
*	Check Point Software Technologies Ltd.	49,275	9,143
			19,555
Italy (2.7%)
	Ferrari NV	109,050	40,525
	FinecoBank Banca Fineco SpA	782,965	20,286
	Prysmian SpA	187,516	18,706
	Brunello Cucinelli SpA	88,557	10,157
			89,674
Japan (10.9%)
	Advantest Corp.	601,500	76,058
	Keyence Corp.	146,100	52,848
	Disco Corp.	114,100	34,762
	Mitsubishi UFJ Financial Group Inc.	1,657,300	26,303
	MS&AD Insurance Group Holdings Inc.	988,200	23,200
	Sony Group Corp.	689,800	17,694
	Fast Retailing Co. Ltd.	45,400	16,462
	ITOCHU Corp.	1,256,000	15,872
	KDDI Corp.	814,900	14,104
	Hoya Corp.	92,400	14,014
	SBI Holdings Inc.	586,000	12,628
	Recruit Holdings Co. Ltd.	212,700	11,952
	Daikin Industries Ltd.	83,700	10,705
	FUJIFILM Holdings Corp.	385,600	8,182
	SoftBank Group Corp.	265,600	7,451
	SMC Corp.	17,000	5,882
	Terumo Corp.	399,000	5,800
	Shimano Inc.	53,700	5,615
			359,532
Netherlands (7.7%)
	ASML Holding NV	112,110	120,801
*,1	Adyen NV	54,565	87,990
	EXOR NV	334,660	28,427
	Heineken NV	203,798	16,815
			254,033
Norway (0.4%)
	DNB Bank ASA	511,847	14,260
Singapore (2.7%)
*	Sea Ltd. ADR	713,955	91,079
South Korea (2.8%)
*	Coupang Inc.	2,221,377	52,402
	SK Hynix Inc.	63,570	28,790
	Samsung Electronics Co. Ltd. (XKRX)	121,438	10,178
	Celltrion Inc.	3	—
			91,370
Spain (1.4%)
	Banco Bilbao Vizcaya Argentaria SA	1,355,762	31,802
	Iberdrola SA (XMAD)	642,109	13,904
			45,706
Sweden (5.4%)
*	Spotify Technology SA	179,345	104,148
	Atlas Copco AB Class A	3,339,918	59,459
	Svenska Handelsbanken AB Class A	550,890	7,981
*	Kinnevik AB Class B	853,670	7,696
			179,284
2

International Portfolio
		Shares	Market Value• ($000)
Switzerland (5.5%)
	Galderma Group AG	203,331	41,405
	Roche Holding AG	94,036	38,834
	Cie Financiere Richemont SA Class A (Registered)	98,716	21,288
[1]	VAT Group AG	39,224	18,831
	Lonza Group AG (Registered)	20,501	13,822
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	874	12,771
	Temenos AG (Registered)	122,094	12,143
	Alcon AG	149,507	11,830
	Belimo Holding AG (Registered)	11,296	11,037
			181,961
Taiwan (7.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	4,724,000	232,219
	Hon Hai Precision Industry Co. Ltd.	1,189,000	8,716
			240,935
United Kingdom (8.2%)
	RELX plc	972,405	39,175
*	Wise plc Class A	3,077,907	36,873
	AstraZeneca plc	154,927	28,671
	Shell plc	728,549	26,989
	London Stock Exchange Group plc	167,746	20,178
	Haleon plc	3,967,605	20,050
	Rio Tinto plc	225,857	18,193
	Reckitt Benckiser Group plc	218,312	17,666
	Unilever plc	242,325	15,833
	Lloyds Banking Group plc	9,116,791	12,059
	Sage Group plc	642,468	9,344
*	Ocado Group plc	2,151,007	6,805
	Whitbread plc	182,534	6,256
	Bunzl plc	212,262	5,927
*	ARM Holdings plc ADR	39,358	4,302
*,2,3	The Brandtech Group LLC PP (Acquired 9/23/2015, Cost $5,200)	3,903,901	2,467
			270,788
United States (7.6%)
*	MercadoLibre Inc.	59,838	120,529
	NVIDIA Corp.	277,539	51,761
	Microsoft Corp.	67,014	32,409
*	Atlassian Corp. Ltd. Class A	105,959	17,180
*	Moderna Inc.	373,768	11,022
*	Block Inc. (XNYS)	109,659	7,138
*	Liberty Media Corp.-Liberty Formula One Class C	71,784	7,072
*	Mobileye Global Inc. Class A	324,695	3,390
			250,501
Total Common Stocks (Cost $2,495,377)			3,185,756
Preferred Stock (0.8%)
	Sartorius AG Preference Shares (Cost $49,689)	88,856	25,588
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[4]	Vanguard Market Liquidity Fund, 3.780% (Cost $86,853)	868,532	86,853
Total Investments (99.8%) (Cost $2,631,919)			3,298,197
Other Assets and Liabilities—Net (0.2%)			5,610
Net Assets (100%)			3,303,807
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $192,277, representing 5.8% of net assets.
2	Restricted securities totaling $2,685, representing 0.1% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.
3

International Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2026	382	55,430	143
MSCI Emerging Markets Index	March 2026	376	26,534	536
				679

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	3/18/2026	USD	61	CHF	49	—	(1)
State Street Bank & Trust Co.	3/18/2026	USD	61	CHF	49	—	(1)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	2,134	EUR	1,825	—	(19)
Toronto-Dominion Bank	3/18/2026	USD	173	SEK	1,612	—	(2)
						—	(23)
CHF—Swiss franc.
EUR—euro.
SEK—Swedish krona.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
4

International Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,545,066)	3,211,344
Affiliated Issuers (Cost $86,853)	86,853
Total Investments in Securities	3,298,197
Investment in Vanguard	78
Cash	13
Cash Collateral Pledged—Futures Contracts	2,568
Foreign Currency, at Value (Cost $1,215)	930
Receivables for Accrued Income	7,239
Receivables for Capital Shares Issued	628
Other Assets	48
Total Assets	3,309,701
Liabilities
Payables for Investment Securities Purchased	285
Payables to Investment Advisor	964
Payables for Capital Shares Redeemed	1,257
Payables to Vanguard	492
Variation Margin Payable—Futures Contracts	396
Unrealized Depreciation—Forward Currency Contracts	23
Deferred Foreign Capital Gains Taxes	2,477
Total Liabilities	5,894
Net Assets	3,303,807
At December 31, 2025, net assets consisted of:

Paid-in Capital	2,459,300
Total Distributable Earnings (Loss)	844,507
Net Assets	3,303,807

Net Assets
Applicable to 115,544,468 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,303,807
Net Asset Value Per Share	$28.59

See accompanying Notes, which are an integral part of the Financial Statements.
5

International Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	34,033
Interest[2]	3,664
Securities Lending—Net	49
Total Income	37,746
Expenses
Investment Advisory Fees—Note B
Basic Fee	4,898
Performance Adjustment	(823)
The Vanguard Group—Note C
Management and Administrative	5,581
Marketing and Distribution	139
Custodian Fees	171
Auditing Fees	42
Shareholders’ Reports and Proxy Fees	62
Trustees’ Fees and Expenses	2
Other Expenses	39
Total Expenses	10,111
Net Investment Income	27,635
Realized Net Gain (Loss)
Investment Securities Sold[2]	147,948
Futures Contracts	9,000
Forward Currency Contracts	(272)
Foreign Currencies	(106)
Realized Net Gain (Loss)	156,570
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	378,900
Futures Contracts	3,335
Forward Currency Contracts	(70)
Foreign Currencies	670
Change in Unrealized Appreciation (Depreciation)	382,835
Net Increase (Decrease) in Net Assets Resulting from Operations	567,040
1	Dividends are net of foreign withholding taxes of $3,952.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $3,549, ($3), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $1,422.

See accompanying Notes, which are an integral part of the Financial Statements.
6

International Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	27,635	29,435
Realized Net Gain (Loss)	156,570	189,792
Change in Unrealized Appreciation (Depreciation)	382,835	45,255
Net Increase (Decrease) in Net Assets Resulting from Operations	567,040	264,482
Distributions
Total Distributions	(205,044)	(137,100)
Capital Share Transactions
Issued	347,915	252,901
Issued in Lieu of Cash Distributions	205,044	137,100
Redeemed	(533,413)	(614,195)
Net Increase (Decrease) from Capital Share Transactions	19,546	(224,194)
Total Increase (Decrease)	381,542	(96,812)
Net Assets
Beginning of Period	2,922,265	3,019,077
End of Period	3,303,807	2,922,265

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.60	$24.57	$22.52	$39.70	$43.57
Investment Operations
Net Investment Income[1]	.237	.247	.287	.269	.345
Net Realized and Unrealized Gain (Loss) on Investments	4.573	1.929	2.937	(11.155)	(1.007)
Total from Investment Operations	4.810	2.176	3.224	(10.886)	(.662)
Distributions
Dividends from Net Investment Income	(.235)	(.314)	(.372)	(.398)	(.123)
Distributions from Realized Capital Gains	(1.585)	(.832)	(.802)	(5.896)	(3.085)
Total Distributions	(1.820)	(1.146)	(1.174)	(6.294)	(3.208)
Net Asset Value, End of Period	$28.59	$25.60	$24.57	$22.52	$39.70
Total Return	19.97%	9.01%	14.65%	-30.12%	-1.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,304	$2,922	$3,019	$2,837	$4,247
Ratio of Total Expenses to Average Net Assets[2]	0.32%	0.31%[3]	0.33%	0.41%	0.38%
Ratio of Net Investment Income to Average Net Assets	0.87%	0.97%	1.21%	1.06%	0.81%
Portfolio Turnover Rate	20%	22%	15%	17%	21%[4]
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.03%), (0.02%), 0.06%, and 0.04%.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.31%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
8

International Portfolio
Notes to Financial Statements
The International Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the portfolio’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended December 31, 2025, the portfolio’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9

International Portfolio
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.
Vanguard manages the cash reserves of the portfolio as described below.
For the year ended December 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before a net decrease of $823,000 (0.03%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
10

International Portfolio
Effective January 12, 2026, Vanguard provides cash management services to the portfolio through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The portfolio's expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the portfolio had contributed to Vanguard capital in the amount of $78,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	401,766	6,920	—	408,686
Common Stocks—Other	344,077	2,430,308	2,685	2,777,070
Preferred Stock	—	25,588	—	25,588
Temporary Cash Investments	86,853	—	—	86,853
Total	832,696	2,462,816	2,685	3,298,197
Derivative Financial Instruments
Assets
Futures Contracts[1]	679	—	—	679
Liabilities
Forward Currency Contracts	—	(23)	—	(23)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At December 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	679	—	679
Total Assets	679	—	679

Unrealized Depreciation—Forward Currency Contracts	—	(23)	(23)
Total Liabilities	—	(23)	(23)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	9,000	—	9,000
Forward Currency Contracts	—	(272)	(272)
Realized Net Gain (Loss) on Derivatives	9,000	(272)	8,728
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	3,335	—	3,335
Forward Currency Contracts	—	(70)	(70)
Change in Unrealized Appreciation (Depreciation) on Derivatives	3,335	(70)	3,265
11

International Portfolio
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	40,329
Undistributed Long-Term Gains	147,109
Net Unrealized Gains (Losses)	657,655
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(586)
Total	844,507
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	46,962	46,494
Long-Term Capital Gains	158,082	90,606
Total	205,044	137,100
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,638,360
Gross Unrealized Appreciation	1,045,207
Gross Unrealized Depreciation	(385,370)
Net Unrealized Appreciation (Depreciation)	659,837
G.	During the year ended December 31, 2025, the portfolio purchased $619,377,000 of investment securities and sold $742,857,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	12,717	9,948
Issued in Lieu of Cash Distributions	8,359	5,533
Redeemed	(19,704)	(24,203)
Net Increase (Decrease) in Shares Outstanding	1,372	(8,722)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially
12

International Portfolio
larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 31% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
13

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds International Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds International Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
14

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $1,611,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $158,082,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The portfolio designates to shareholders foreign source income of $37,561,000 and foreign taxes paid of $3,588,000.
Q690I 022026
15

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Money Market Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	13
Tax information	14

Money Market Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The portfolio’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (38.4%)
[2]	Fannie Mae Discount Notes	3.711%	1/2/2026	1,148	1,148
[2]	Fannie Mae Discount Notes	3.645%	1/16/2026	1,150	1,148
[2]	Fannie Mae Discount Notes	3.687%	1/23/2026	230	229
[3]	Federal Farm Credit Banks Funding Corp., SOFR - 0.005%	3.705%	1/1/2026	112	112
[3]	Federal Farm Credit Banks Funding Corp., SOFR - 0.010%	3.700%	1/1/2026	112	112
[3]	Federal Farm Credit Banks Funding Corp., SOFR - 0.015%	3.695%	1/1/2026	1,200	1,200
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.715%	1/1/2026	245	245
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.715%	1/2/2026	213	213
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	3.720%	1/2/2026	121	121
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	3.735%	1/1/2026	905	905
	Federal Farm Credit Discount Notes	3.873%	2/27/2026	200	199
	Federal Farm Credit Discount Notes	3.864%	4/7/2026	200	198
	Federal Home Loan Banks	3.750%	3/3/2026	3,980	3,978
	Federal Home Loan Banks	3.750%	3/4/2026	4,645	4,643
	Federal Home Loan Banks	3.600%	4/27/2026	14,000	13,992
	Federal Home Loan Banks	3.650%	5/19/2026	9,000	8,993
	Federal Home Loan Banks	3.620%	5/19/2026	4,000	3,997
	Federal Home Loan Banks	3.550%	6/9/2026	7,740	7,735
	Federal Home Loan Banks Discount Notes	3.557%–3.720%	1/2/2026	2,346	2,346
	Federal Home Loan Banks Discount Notes	3.635%–3.721%	1/5/2026	3,039	3,038
	Federal Home Loan Banks Discount Notes	3.717%–3.963%	1/7/2026	1,480	1,479
	Federal Home Loan Banks Discount Notes	3.931%–4.090%	1/8/2026	1,987	1,985
	Federal Home Loan Banks Discount Notes	3.727%–3.753%	1/9/2026	2,633	2,631
	Federal Home Loan Banks Discount Notes	4.051%	1/16/2026	2,080	2,077
	Federal Home Loan Banks Discount Notes	3.942%–4.064%	1/23/2026	4,958	4,946
	Federal Home Loan Banks Discount Notes	3.688%–3.715%	1/28/2026	12,711	12,675
	Federal Home Loan Banks Discount Notes	3.521%–4.058%	1/30/2026	10,371	10,339
	Federal Home Loan Banks Discount Notes	3.905%	2/3/2026	2,424	2,415
	Federal Home Loan Banks Discount Notes	3.657%–3.880%	2/4/2026	13,897	13,847
	Federal Home Loan Banks Discount Notes	4.051%	2/5/2026	5,318	5,298
	Federal Home Loan Banks Discount Notes	3.492%–3.746%	2/6/2026	8,885	8,851
	Federal Home Loan Banks Discount Notes	3.867%–3.967%	2/9/2026	5,849	5,824
	Federal Home Loan Banks Discount Notes	3.868%	2/10/2026	2,075	2,066
	Federal Home Loan Banks Discount Notes	3.496%	2/11/2026	1,062	1,058
	Federal Home Loan Banks Discount Notes	3.911%–4.093%	2/13/2026	11,460	11,406
	Federal Home Loan Banks Discount Notes	4.060%–4.095%	2/18/2026	18,000	17,905
	Federal Home Loan Banks Discount Notes	3.718%–4.029%	2/20/2026	873	868
	Federal Home Loan Banks Discount Notes	3.828%–3.855%	2/23/2026	5,345	5,315
	Federal Home Loan Banks Discount Notes	3.828%–4.045%	2/25/2026	8,675	8,625
	Federal Home Loan Banks Discount Notes	3.821%–4.022%	2/27/2026	22,631	22,494
	Federal Home Loan Banks Discount Notes	3.838%–4.016%	3/2/2026	3,776	3,752
	Federal Home Loan Banks Discount Notes	3.745%–4.012%	3/4/2026	7,037	6,991
	Federal Home Loan Banks Discount Notes	3.484%	3/5/2026	875	870
	Federal Home Loan Banks Discount Notes	3.487%–3.691%	3/6/2026	7,702	7,653
	Federal Home Loan Banks Discount Notes	3.689%–3.818%	3/11/2026	3,398	3,374
	Federal Home Loan Banks Discount Notes	3.541%–3.856%	3/13/2026	2,107	2,092
	Federal Home Loan Banks Discount Notes	3.543%–3.827%	3/18/2026	4,117	4,085
	Federal Home Loan Banks Discount Notes	3.747%–3.827%	3/19/2026	2,711	2,689
	Federal Home Loan Banks Discount Notes	3.739%–3.862%	3/20/2026	13,210	13,102
	Federal Home Loan Banks Discount Notes	3.684%–3.833%	3/23/2026	17,656	17,507
	Federal Home Loan Banks Discount Notes	3.841%–3.906%	3/25/2026	40,000	39,653
	Federal Home Loan Banks Discount Notes	3.686%	3/27/2026	2,276	2,257
	Federal Home Loan Banks Discount Notes	3.807%–3.813%	3/30/2026	6,426	6,368
	Federal Home Loan Banks Discount Notes	3.814%	3/31/2026	1,143	1,132
	Federal Home Loan Banks Discount Notes	3.644%–3.704%	4/6/2026	1,427	1,413
	Federal Home Loan Banks Discount Notes	3.592%–3.704%	4/8/2026	6,586	6,522
	Federal Home Loan Banks Discount Notes	3.807%	4/9/2026	238	236
	Federal Home Loan Banks Discount Notes	3.574%–3.630%	4/10/2026	2,981	2,952
	Federal Home Loan Banks Discount Notes	3.799%	4/13/2026	238	235
	Federal Home Loan Banks Discount Notes	3.576%–3.610%	4/15/2026	2,721	2,693
	Federal Home Loan Banks Discount Notes	3.591%–3.694%	4/17/2026	13,900	13,753
	Federal Home Loan Banks Discount Notes	3.553%	5/11/2026	2,186	2,158
	Federal Home Loan Banks Discount Notes	3.799%	5/22/2026	8,685	8,559
	Federal Home Loan Banks Discount Notes	3.666%–3.684%	6/5/2026	24,250	23,872
	Federal Home Loan Banks Discount Notes	3.694%–3.708%	6/10/2026	1,819	1,790
	Federal Home Loan Banks Discount Notes	3.576%–3.896%	6/12/2026	8,538	8,401
	Federal Home Loan Banks Discount Notes	3.584%	6/17/2026	707	695
	Federal Home Loan Banks Discount Notes	3.573%	6/22/2026	5,000	4,915
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.705%	1/2/2026	2,830	2,830
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.705%	1/2/2026	2,300	2,300
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.705%	1/2/2026	1,320	1,320
1

Money Market Portfolio
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.705%	1/2/2026	1,320	1,320
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.705%	1/2/2026	1,095	1,095
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.705%	1/2/2026	900	900
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.705%	1/2/2026	660	660
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.705%	1/2/2026	565	565
[3]	Federal Home Loan Banks, SOFR - 0.005%	3.705%	1/2/2026	550	550
[3,4]	Federal Home Loan Banks, SOFR - 0.005%	3.705%	1/5/2026	3,285	3,285
[3,4]	Federal Home Loan Banks, SOFR - 0.005%	3.705%	1/8/2026	1,095	1,095
[3]	Federal Home Loan Banks, SOFR - 0.010%	3.700%	1/2/2026	5,330	5,330
[3]	Federal Home Loan Banks, SOFR - 0.010%	3.700%	1/2/2026	5,005	5,005
[3]	Federal Home Loan Banks, SOFR - 0.010%	3.700%	1/2/2026	2,640	2,640
[3]	Federal Home Loan Banks, SOFR - 0.010%	3.700%	1/2/2026	2,225	2,225
[3]	Federal Home Loan Banks, SOFR - 0.010%	3.700%	1/2/2026	1,870	1,870
[3]	Federal Home Loan Banks, SOFR - 0.010%	3.700%	1/2/2026	1,320	1,320
[3]	Federal Home Loan Banks, SOFR - 0.015%	3.695%	1/2/2026	5,550	5,550
[3]	Federal Home Loan Banks, SOFR - 0.015%	3.695%	1/2/2026	5,330	5,330
[3]	Federal Home Loan Banks, SOFR - 0.015%	3.695%	1/2/2026	1,320	1,320
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/1/2026	555	555
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/2/2026	6,240	6,240
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/2/2026	3,940	3,940
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/2/2026	3,460	3,460
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/2/2026	2,300	2,300
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/2/2026	2,230	2,230
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/2/2026	1,700	1,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/2/2026	1,700	1,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/2/2026	1,645	1,645
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/2/2026	1,645	1,645
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/2/2026	1,640	1,640
[3,4]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/2/2026	1,640	1,640
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/2/2026	1,320	1,320
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/2/2026	1,100	1,100
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/2/2026	1,100	1,100
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/2/2026	660	660
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/2/2026	550	550
[3]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/5/2026	4,400	4,400
[3,4]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/5/2026	2,190	2,190
[3,4]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/5/2026	1,095	1,095
[3,4]	Federal Home Loan Banks, SOFR + 0.000%	3.710%	1/7/2026	2,190	2,190
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.715%	1/2/2026	4,460	4,460
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.715%	1/2/2026	2,265	2,265
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.715%	1/2/2026	2,220	2,220
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.715%	1/2/2026	2,215	2,215
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.715%	1/2/2026	1,335	1,335
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.715%	1/2/2026	1,200	1,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.715%	1/2/2026	1,115	1,115
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.715%	1/2/2026	1,110	1,110
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.715%	1/2/2026	1,100	1,100
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.715%	1/2/2026	1,100	1,100
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.715%	1/2/2026	1,000	1,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.715%	1/2/2026	890	890
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.715%	1/2/2026	600	600
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.715%	1/2/2026	600	600
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.715%	1/2/2026	545	545
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.715%	1/2/2026	545	545
[3]	Federal Home Loan Banks, SOFR + 0.005%	3.715%	1/2/2026	500	500
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.720%	1/1/2026	2,265	2,265
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.720%	1/2/2026	2,230	2,230
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.720%	1/2/2026	545	545
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.720%	1/2/2026	395	395
[3,4]	Federal Home Loan Banks, SOFR + 0.010%	3.720%	1/6/2026	550	550
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.725%	1/1/2026	545	545
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.725%	1/2/2026	600	600
[3]	Federal Home Loan Banks, SOFR + 0.180%	3.890%	1/2/2026	4,000	4,000
[3]	Federal Home Loan Banks, SOFR + 0.180%	3.890%	1/2/2026	2,860	2,860
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	3.850%	1/1/2026	406	406
[2]	Freddie Mac Discount Notes	3.688%	1/30/2026	3,453	3,443
[2]	Freddie Mac Discount Notes	3.462%	2/2/2026	2,028	2,021
[2]	Freddie Mac Discount Notes	3.684%	2/3/2026	576	574
[2]	Freddie Mac Discount Notes	3.753%	3/2/2026	334	332
[2]	Freddie Mac Discount Notes	3.548%	3/18/2026	179	178
Total U.S. Government Agency Debt (Cost $519,930)					519,929
U.S. Treasury Debt (27.4%)
	United States Treasury Bill	3.550%–3.828%	1/2/2026	5,521	5,520
	United States Treasury Bill	3.551%–3.878%	1/6/2026	28,550	28,534
	United States Treasury Bill	3.552%–3.816%	1/8/2026	11,000	10,992
	United States Treasury Bill	3.553%–3.574%	1/13/2026	4,575	4,570
	United States Treasury Bill	3.554%–3.852%	1/15/2026	8,000	7,988
	United States Treasury Bill	4.170%	1/29/2026	13,000	12,958
	United States Treasury Bill	3.700%	2/3/2026	6,807	6,784
	United States Treasury Bill	3.629%	2/5/2026	400	399
	United States Treasury Bill	3.690%–3.788%	2/10/2026	20,262	20,177
	United States Treasury Bill	3.760%–3.849%	2/17/2026	20,105	20,006
2

Money Market Portfolio
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Bill	4.038%	2/19/2026	10,000	9,947
	United States Treasury Bill	3.301%–3.650%	2/24/2026	33,000	32,820
	United States Treasury Bill	3.691%	3/5/2026	15,789	15,686
	United States Treasury Bill	3.497%	4/2/2026	13,000	12,884
	United States Treasury Bill	3.536%–3.556%	4/7/2026	17,267	17,100
	United States Treasury Bill	3.756%	4/9/2026	6,000	5,940
	United States Treasury Bill	3.527%	4/14/2026	28,000	27,711
	United States Treasury Bill	3.766%	4/16/2026	7,000	6,925
	United States Treasury Bill	3.457%	4/21/2026	12,282	12,149
	United States Treasury Bill	3.472%	4/28/2026	27,000	26,688
	United States Treasury Bill	3.761%	5/7/2026	14,000	13,819
	United States Treasury Bill	3.688%	5/21/2026	987	973
	United States Treasury Bill	3.709%	5/28/2026	14,000	13,790
	United States Treasury Bill	3.691%–3.694%	6/4/2026	11,057	10,885
	United States Treasury Bill	3.534%	7/2/2026	6,564	6,448
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	3.752%	1/6/2026	2,000	2,000
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.159%	3.761%	1/6/2026	6,223	6,219
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	3.784%	1/6/2026	11,260	11,258
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	3.847%	1/6/2026	7,178	7,178
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/2026	4,802	4,793
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/2026	700	700
	United States Treasury Note/Bond	4.500%	3/31/2026	5,000	5,005
	United States Treasury Note/Bond	0.750%	5/31/2026	453	447
	United States Treasury Note/Bond	2.125%	5/31/2026	779	774
Total U.S. Treasury Debt (Cost $370,066)					370,067
U.S. Treasury Repurchase Agreements (37.1%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 12/31/2025, Repurchase Value $10,002, collateralized by U.S. Treasury Obligations 0.625%–4.500%, 5/31/2029–2/15/2053, with a value of $10,200)	3.850%	1/2/2026	10,000	10,000
	Banco Santander SA (Dated 12/31/2025, Repurchase Value $7,001, collateralized by U.S. Treasury Obligations 0.000%–6.500%, 11/15/2026–1/15/2035, with a value of $7,140)	3.820%	1/2/2026	7,000	7,000
	Bank of Montreal (Dated 12/31/2025, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 0.000%, 11/27/2026, with a value of $1,020)	3.600%	1/2/2026	1,000	1,000
	Bank of Nova Scotia (Dated 12/31/2025, Repurchase Value $6,001, collateralized by U.S. Treasury Obligations 1.250%–4.250%, 6/30/2027–8/15/2054, with a value of $6,120)	3.820%	1/2/2026	6,000	6,000
	Barclays Bank plc (Dated 12/31/2025, Repurchase Value $5,001, collateralized by U.S. Treasury Obligations 0.000%–2.250%, 9/3/2026–8/15/2049, with a value of $5,101)	3.820%	1/2/2026	5,000	5,000
	Barclays Bank plc (Dated 12/31/2025, Repurchase Value $5,001, collateralized by U.S. Treasury Obligations 3.125%–4.625%, 11/15/2026–2/15/2043, with a value of $5,099)	3.750%	1/2/2026	5,000	5,000
	Barclays Bank plc (Dated 12/31/2025, Repurchase Value $3,001, collateralized by U.S. Treasury Obligations 2.875%–4.250%, 12/31/2028–5/15/2032, with a value of $3,060)	3.750%	1/2/2026	3,000	3,000
	Barclays Bank plc (Dated 12/31/2025, Repurchase Value $531, collateralized by U.S. Treasury Obligations 0.000%, 1/2/2026–2/17/2026, with a value of $542)	3.750%	1/2/2026	531	531
	BNP Paribas Securities Corp. (Dated 12/31/2025, Repurchase Value $12,003, collateralized by U.S. Treasury Obligations 0.500%–3.625%, 5/31/2027–11/15/2028, with a value of $12,240)	3.820%	1/2/2026	12,000	12,000
	BNP Paribas Securities Corp. (Dated 11/28/2025, Repurchase Value $5,032, collateralized by U.S. Treasury Obligations 0.125%–2.375%, 10/15/2026–10/15/2028, with a value of $5,100)	3.830%	1/28/2026	5,000	5,000
	BNP Paribas Securities Corp. (Dated 12/30/2025, Repurchase Value $7,022, collateralized by U.S. Treasury Obligations 0.625%, 2/15/2043, with a value of $7,140)	3.690%	1/30/2026	7,000	7,000
	BNP Paribas Securities Corp. (Dated 12/3/2025, Repurchase Value $2,013, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 4/23/2026–11/15/2034, with a value of $2,040)	3.780%	2/3/2026	2,000	2,000
	BNP Paribas Securities Corp. (Dated 12/8/2025, Repurchase Value $2,013, collateralized by U.S. Treasury Obligations 1.625%–4.875%, 5/31/2026–10/15/2029, with a value of $2,040)	3.750%	2/9/2026	2,000	2,000
	BNP Paribas Securities Corp. (Dated 12/15/2025, Repurchase Value $3,020, collateralized by U.S. Treasury Obligations 0.500%–4.625%, 10/31/2026–7/15/2034, with a value of $3,060)	3.690%	2/17/2026	3,000	3,000
	BNP Paribas Securities Corp. (Dated 12/23/2025, Repurchase Value $4,025, collateralized by U.S. Treasury Obligations 0.000%–2.500%, 2/28/2026–2/15/2054, with a value of $4,080)	3.690%	2/23/2026	4,000	4,000
	BNP Paribas Securities Corp. (Dated 12/24/2025, Repurchase Value $2,013, collateralized by U.S. Treasury Obligations 0.000%–3.625%, 4/23/2026–2/15/2054, with a value of $2,040)	3.700%	2/24/2026	2,000	2,000
	BNP Paribas Securities Corp. (Dated 12/29/2025, Repurchase Value $4,024, collateralized by U.S. Treasury Obligations 0.500%–4.125%, 10/31/2026–8/15/2053, with a value of $4,080)	3.670%	2/27/2026	4,000	4,000
	Canadian Imperial Bank of Commerce (Dated 12/11/2025, Repurchase Value $3,009, collateralized by U.S. Treasury Obligations 0.750%–4.750%, 1/31/2026–11/15/2053, with a value of $3,060)	3.710%	1/9/2026	3,000	3,000
	Canadian Imperial Bank of Commerce (Dated 12/22/2025, Repurchase Value $1,003, collateralized by U.S. Treasury Obligations 0.250%–3.807%, 5/31/2026–5/15/2041, with a value of $1,020)	3.730%	1/20/2026	1,000	1,000
	Canadian Imperial Bank of Commerce (Dated 11/26/2025, Repurchase Value $3,020, collateralized by U.S. Treasury Obligations 0.000%–3.807%, 3/12/2026–2/15/2042, with a value of $3,060)	3.840%	1/26/2026	3,000	3,000
3

Money Market Portfolio
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Canadian Imperial Bank of Commerce (Dated 12/11/2025, Repurchase Value $13,066, collateralized by U.S. Treasury Obligations 0.375%–6.000%, 2/15/2026–11/15/2053, with a value of $13,260)	3.710%	1/29/2026	13,000	13,000
Citigroup Global Markets Ltd. (Dated 12/31/2025, Repurchase Value $24,005, collateralized by U.S. Treasury Obligations 0.125%–4.250%, 11/30/2026–7/31/2031, with a value of $24,480)	3.820%	1/2/2026	24,000	24,000
Citigroup Global Markets Ltd. (Dated 12/31/2025, Repurchase Value $23,017, collateralized by U.S. Treasury Obligations 0.125%–4.250%, 10/15/2030–7/15/2031, with a value of $23,460)	3.730%	1/7/2026	23,000	23,000
Credit Agricole Corporate & Investment Bank SA (Dated 12/31/2025, Repurchase Value $22,005, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 1/15/2026–11/15/2054, with a value of $22,440)	3.820%	1/2/2026	22,000	22,000
Credit Agricole Corporate & Investment Bank SA (Dated 12/31/2025, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 4.250%, 1/15/2028, with a value of $1,020)	3.820%	1/2/2026	1,000	1,000
Credit Agricole Corporate & Investment Bank SA (Dated 12/29/2025, Repurchase Value $2,001, collateralized by U.S. Treasury Obligations 4.250%, 1/15/2028, with a value of $2,040)	3.800%	1/5/2026	2,000	2,000
Credit Agricole Corporate & Investment Bank SA (Dated 12/29/2025, Repurchase Value $1,001, collateralized by U.S. Treasury Obligations 4.250%, 1/15/2028, with a value of $1,020)	3.800%	1/5/2026	1,000	1,000
Credit Agricole Corporate & Investment Bank SA (Dated 12/30/2025, Repurchase Value $2,001, collateralized by U.S. Treasury Obligations 4.250%, 1/15/2028, with a value of $2,040)	3.750%	1/6/2026	2,000	2,000
Credit Agricole Corporate & Investment Bank SA (Dated 12/30/2025, Repurchase Value $1,001, collateralized by U.S. Treasury Obligations 4.250%, 1/15/2028, with a value of $1,020)	3.750%	1/6/2026	1,000	1,000
Credit Agricole Corporate & Investment Bank SA (Dated 12/31/2025, Repurchase Value $1,001, collateralized by U.S. Treasury Obligations 4.250%, 1/15/2028, with a value of $1,020)	3.730%	1/7/2026	1,000	1,000
Credit Agricole Corporate & Investment Bank SA (Dated 12/31/2025, Repurchase Value $1,001, collateralized by U.S. Treasury Obligations 4.250%, 1/15/2028, with a value of $1,020)	3.730%	1/7/2026	1,000	1,000
Deutsche Bank AG (Dated 12/31/2025, Repurchase Value $10,002, collateralized by U.S. Treasury Obligations 4.000%, 11/15/2052, with a value of $10,202)	3.810%	1/2/2026	10,000	10,000
Deutsche Bank AG (Dated 12/31/2025, Repurchase Value $4,001, collateralized by U.S. Treasury Obligations 4.000%, 11/15/2052, with a value of $4,081)	3.550%	1/2/2026	4,000	4,000
Deutsche Bank AG (Dated 12/31/2025, Repurchase Value $8,006, collateralized by U.S. Treasury Obligations 4.000%, 11/15/2052, with a value of $8,166)	3.730%	1/7/2026	8,000	8,000
Federal Reserve Bank of New York (Dated 12/31/2025, Repurchase Value $9,002, collateralized by U.S. Treasury Obligations 1.875%, 2/15/2032, with a value of $9,002)	3.500%	1/2/2026	9,000	9,000
Fixed Income Clearing Corp. - Northern Trust (Dated 12/31/2025, Repurchase Value $42,009, collateralized by U.S. Treasury Obligations 4.000%, 2/28/2030, with a value of $42,840)	3.820%	1/2/2026	42,000	42,000
Fixed Income Clearing Corp. - State Street Bank and Trust Co. (Dated 12/31/2025, Repurchase Value $67,014, collateralized by U.S. Treasury Obligations 3.625%, 12/31/2030, with a value of $68,407)	3.820%	1/2/2026	67,000	67,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 12/31/2025, Repurchase Value $42,009, collateralized by U.S. Treasury Obligations 4.000%, 6/30/2028, with a value of $42,840)	3.820%	1/2/2026	42,000	42,000
Goldman Sachs & Co. (Dated 12/31/2025, Repurchase Value $19,004, collateralized by U.S. Treasury Obligations 1.875%, 2/15/2051, with a value of $19,380)	3.830%	1/2/2026	19,000	19,000
Goldman Sachs & Co. (Dated 12/31/2025, Repurchase Value $2,000, collateralized by U.S. Treasury Obligations 0.875%–3.500%, 12/15/2028–11/15/2030, with a value of $2,040)	3.550%	1/2/2026	2,000	2,000
Goldman Sachs & Co. (Dated 12/31/2025, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 2.250%–3.625%, 2/15/2027–5/15/2053, with a value of $1,020)	3.520%	1/2/2026	1,000	1,000
Goldman Sachs & Co. (Dated 12/30/2025, Repurchase Value $13,009, collateralized by U.S. Treasury Obligations 1.625%, 11/30/2026, with a value of $13,260)	3.750%	1/6/2026	13,000	13,000
HSBC Securities USA Inc. (Dated 12/31/2025, Repurchase Value $4,001, collateralized by U.S. Treasury Obligations 0.000%–6.125%, 3/5/2026–2/15/2049, with a value of $4,080)	3.830%	1/2/2026	4,000	4,000
JP Morgan Securities, LLC (Dated 12/31/2025, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 0.625%–3.500%, 1/15/2026–8/15/2048, with a value of $1,020)	3.820%	1/2/2026	1,000	1,000
MUFG Securities Canada Ltd. (Dated 12/31/2025, Repurchase Value $4,001, collateralized by U.S. Treasury Obligations 2.250%–4.625%, 12/31/2027–2/15/2055, with a value of $4,081)	3.820%	1/2/2026	4,000	4,000
Natixis SA (Dated 12/31/2025, Repurchase Value $8,002, collateralized by U.S. Treasury Obligations 0.125%–4.500%, 7/15/2027–11/15/2054, with a value of $8,162)	3.840%	1/2/2026	8,000	8,000
Nomura Securities International Inc. (Dated 12/31/2025, Repurchase Value $6,001, collateralized by U.S. Treasury Obligations 3.875%–4.875%, 12/31/2027–5/15/2055, with a value of $6,123)	3.830%	1/2/2026	6,000	6,000
RBC Dominion Securities Inc. (Dated 12/31/2025, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 1.375%–4.625%, 4/15/2030–2/15/2055, with a value of $1,020)	3.820%	1/2/2026	1,000	1,000
RBC Dominion Securities Inc. (Dated 12/11/2025, Repurchase Value $2,009, collateralized by U.S. Treasury Obligations 1.875%–4.625%, 7/15/2028–11/15/2055, with a value of $2,040)	3.710%	1/22/2026	2,000	2,000
4

Money Market Portfolio
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Royal Bank of Canada (Dated 11/12/2025, Repurchase Value $3,023, collateralized by U.S. Treasury Obligations 2.750%, 4/30/2027, with a value of $3,060)	3.890%	1/22/2026	3,000	3,000
Royal Bank of Canada (Dated 11/13/2025, Repurchase Value $5,039, collateralized by U.S. Treasury Obligations 2.750%–3.125%, 4/30/2027–8/31/2029, with a value of $5,100)	3.910%	1/23/2026	5,000	5,000
Royal Bank of Canada (Dated 11/3/2025, Repurchase Value $7,067, collateralized by U.S. Treasury Obligations 2.750%–3.125%, 4/30/2027–8/31/2029, with a value of $7,140)	3.900%	1/30/2026	7,000	7,000
Royal Bank of Canada (Dated 11/20/2025, Repurchase Value $1,010, collateralized by U.S. Treasury Obligations 2.750%–3.125%, 4/30/2027–8/31/2029, with a value of $1,020)	3.900%	2/20/2026	1,000	1,000
Royal Bank of Canada (Dated 11/18/2025, Repurchase Value $9,094, collateralized by U.S. Treasury Obligations 2.750%–3.125%, 4/30/2027–8/31/2029, with a value of $9,180)	3.870%	2/23/2026	9,000	9,000
SMBC Nikko Securities America (Dated 12/26/2025, Repurchase Value $2,001, collateralized by U.S. Treasury Obligations 0.000%–4.375%, 5/7/2026–2/15/2041, with a value of $2,040)	3.760%	1/2/2026	2,000	2,000
SMBC Nikko Securities America (Dated 12/31/2025, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 5/7/2026–2/15/2045, with a value of $1,020)	3.840%	1/2/2026	1,000	1,000
Societe Generale SA (Dated 12/29/2025, Repurchase Value $4,003, collateralized by U.S. Treasury Obligations 3.500%, 10/15/2028, with a value of $4,080)	3.800%	1/5/2026	4,000	4,000
Societe Generale SA (Dated 12/30/2025, Repurchase Value $1,001, collateralized by U.S. Treasury Obligations 3.500%, 10/15/2028, with a value of $1,020)	3.750%	1/6/2026	1,000	1,000
Standard Chartered Bank (Dated 12/31/2025, Repurchase Value $6,001, collateralized by U.S. Treasury Obligations 0.125%–4.500%, 1/31/2026–2/15/2047, with a value of $6,121)	3.820%	1/2/2026	6,000	6,000
Sumitomo Mitsui Banking Corp. (Dated 12/31/2025, Repurchase Value $27,006, collateralized by U.S. Treasury Obligations 0.375%–5.375%, 5/31/2026–5/15/2047, with a value of $27,540)	3.840%	1/2/2026	27,000	27,000
TD Securities (USA) LLC (Dated 12/31/2025, Repurchase Value $1,001, collateralized by U.S. Treasury Obligations 4.500%, 3/31/2026, with a value of $1,020)	3.760%	1/7/2026	1,000	1,000
Wells Fargo Bank NA (Dated 12/31/2025, Repurchase Value $8,002, collateralized by U.S. Treasury Obligations 3.875%, 6/15/2028, with a value of $8,162)	3.820%	1/2/2026	8,000	8,000
Wells Fargo Bank NA (Dated 12/31/2025, Repurchase Value $4,003, collateralized by U.S. Treasury Obligations 0.125%, 4/15/2026, with a value of $4,083)	3.730%	1/7/2026	4,000	4,000
Wells Fargo Securities LLC (Dated 12/31/2025, Repurchase Value $3,001, collateralized by U.S. Treasury Obligations 4.625%, 9/30/2028, with a value of $3,061)	3.820%	1/2/2026	3,000	3,000
Total U.S. Treasury Repurchase Agreements (Cost $501,531)				501,531
Total Investments (102.9%) (Cost $1,391,527)				1,391,527
Other Assets and Liabilities—Net (-2.9%)				(38,982)
Net Assets (100%)				1,352,545
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of December 31, 2025.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Money Market Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $889,996)	889,996
Repurchase Agreements (Cost $501,531)	501,531
Total Investments in Securities	1,391,527
Investment in Vanguard	33
Receivables for Accrued Income	1,503
Receivables for Capital Shares Issued	2,748
Total Assets	1,395,811
Liabilities
Payables for Investment Securities Purchased	43,023
Payables for Capital Shares Redeemed	154
Payables to Vanguard	89
Total Liabilities	43,266
Net Assets	1,352,545
At December 31, 2025, net assets consisted of:

Paid-in Capital	1,352,438
Total Distributable Earnings (Loss)	107
Net Assets	1,352,545

Net Assets
Applicable to 1,352,038,518 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,352,545
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
6

Money Market Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Interest	55,103
Total Income	55,103
Expenses
The Vanguard Group—Note B
Investment Advisory Services	19
Management and Administrative	1,527
Marketing and Distribution	86
Custodian Fees	224
Auditing Fees	31
Shareholders’ Reports and Proxy Fees	48
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	1,945
Net Investment Income	53,158
Realized Net Gain (Loss) on Investment Securities Sold	42
Net Increase (Decrease) in Net Assets Resulting from Operations	53,200

See accompanying Notes, which are an integral part of the Financial Statements.
7

Money Market Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53,158	62,499
Realized Net Gain (Loss)	42	40
Net Increase (Decrease) in Net Assets Resulting from Operations	53,200	62,539
Distributions
Total Distributions	(53,166)	(62,498)
Capital Share Transactions (at $1.00 per share)
Issued	575,626	315,435
Issued in Lieu of Cash Distributions	53,148	62,478
Redeemed	(507,811)	(363,674)
Net Increase (Decrease) from Capital Share Transactions	120,963	14,239
Total Increase (Decrease)	120,997	14,280
Net Assets
Beginning of Period	1,231,548	1,217,268
End of Period	1,352,545	1,231,548

See accompanying Notes, which are an integral part of the Financial Statements.
8

Money Market Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0410	.0507	.0494	.0154	.0001
Net Realized and Unrealized Gain (Loss) on Investments	.0001	—	—	(.0004)	—
Total from Investment Operations	.0411	.0507	.0494	.0150	.0001
Distributions
Dividends from Net Investment Income	(.0411)	(.0507)	(.0494)	(.0150)	(.0001)
Distributions from Realized Capital Gains	—	—	(.0000)[2]	(.0000)[2]	—
Total Distributions	(.0411)	(.0507)	(.0494)	(.0150)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	4.18%	5.19%	5.05%	1.51%	0.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,353	$1,232	$1,217	$1,217	$1,106
Ratio of Expenses to Average Net Assets[3]	0.15%	0.15%[4]	0.15%[4]	0.14%[4]	0.07%
Ratio of Net Investment Income to Average Net Assets	4.10%	5.07%	4.94%	1.54%	0.01%
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the portfolio’s daily yield in order to maintain a zero or positive yield for the portfolio. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The portfolio is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for 2022, and 0.15% for 2021. For the years ended December 31, 2025, 2024, and 2023, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%, 0.15%, and 0.14%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Money Market Portfolio
Notes to Financial Statements
The Money Market Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC. The portfolio’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the portfolio had contributed to Vanguard capital in the amount of $33,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
10

Money Market Portfolio
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2025, 100% of the market value of the portfolio’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	107
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	107
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	53,166	62,498
Long-Term Capital Gains	—	—
Total	53,166	62,498
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,391,527
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At December 31, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 80% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
F.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial
11

Money Market Portfolio
officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
G.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Money Market Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $32,672,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
Q690MM 022026
14

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Short-Term Investment-Grade Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	46
Tax information	47

Short-Term Investment-Grade Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (11.1%)
U.S. Government Securities (11.1%)
[1]	United States Treasury Note/Bond	4.375%	7/15/2027	31,695	32,116
	United States Treasury Note/Bond	3.750%	8/15/2027	30,932	31,062
	United States Treasury Note/Bond	3.875%	10/15/2027	25,483	25,654
	United States Treasury Note/Bond	4.125%	11/15/2027	27,773	28,091
	United States Treasury Note/Bond	4.000%	12/15/2027	10,700	10,804
	United States Treasury Note/Bond	4.250%	1/15/2028	10,700	10,858
	United States Treasury Note/Bond	3.500%	4/30/2028	16,661	16,658
	United States Treasury Note/Bond	2.875%	5/15/2028	19,589	19,310
	United States Treasury Note/Bond	3.750%	5/15/2028	16,672	16,764
	United States Treasury Note/Bond	4.000%	1/31/2029	4,271	4,326
	United States Treasury Note/Bond	2.875%	4/30/2029	12,807	12,526
	United States Treasury Note/Bond	4.625%	4/30/2029	8,371	8,644
	United States Treasury Note/Bond	2.375%	5/15/2029	7,500	7,214
	United States Treasury Note/Bond	2.750%	5/31/2029	3,325	3,236
	United States Treasury Note/Bond	2.625%	7/31/2029	26,320	25,465
	United States Treasury Note/Bond	3.125%	8/31/2029	4,562	4,486
	United States Treasury Note/Bond	3.875%	11/30/2029	6,100	6,152
	United States Treasury Note/Bond	3.875%	12/31/2029	6,000	6,052
[2,3]	United States Treasury Note/Bond	4.375%	12/31/2029	9,111	9,357
	United States Treasury Note/Bond	4.000%	3/31/2030	5,000	5,066
Total U.S. Government and Agency Obligations (Cost $283,211)					283,841
Asset-Backed/Commercial Mortgage-Backed Securities (6.4%)
[4,5]	Affirm Asset Securitization Trust Class C Series 2025-X2	4.930%	10/15/2030	100	100
[4,5]	Affirm Master Trust Class A Series 2025-3A	4.450%	10/16/2034	1,880	1,886
[4,5]	Affirm Master Trust Class B Series 2025-3A	4.750%	10/16/2034	100	100
[4,5]	Affirm Master Trust Class C Series 2025-3A	4.890%	10/16/2034	790	790
[4,5]	Ally Auto Receivables Trust Class B Series 2023-1	5.760%	1/15/2029	250	255
[5]	Ally Auto Receivables Trust Class B Series 2024-1	5.160%	10/15/2029	200	203
[4,5]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/2029	200	205
[5]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/2029	140	142
[4,5]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/2034	130	133
[4,5]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/2034	140	145
[4,5]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/2032	140	142
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/2032	169	170
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/2032	119	121
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/2032	145	147
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-A	4.844%	6/15/2033	324	325
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-B	4.697%	9/15/2033	409	412
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-A	4.991%	6/15/2033	208	209
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-B	4.942%	9/15/2033	233	233
[4,5]	American Heritage Auto Receivables Trust Class A4 Series 2024-1A	5.070%	6/17/2030	200	203
[5]	AmeriCredit Automobile Receivables Trust Class B Series 2024-1	5.380%	6/18/2029	920	936
[5]	AmeriCredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/2029	400	410
[4,5]	AMSR Trust Class A Series 2024-SFR2	4.150%	11/17/2041	750	740
[4,5]	AMSR Trust Class A Series 2025-SFR1	3.655%	6/17/2042	750	724
[4,5]	AMSR Trust Class A Series 2025-SFR2	4.275%	11/17/2042	500	493
[4,5]	AMSR Trust Class B Series 2024-SFR2	4.150%	11/17/2041	490	479
[4,5]	AMSR Trust Class B Series 2025-SFR2	4.275%	11/17/2042	380	370
[4,5]	AutoNation Finance Trust Class C Series 2025-1A	5.190%	12/10/2030	200	204
[4,5]	AutoNation Finance Trust Class D Series 2025-1A	5.630%	9/10/2032	260	265
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/2028	110	112
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/2028	100	102
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/2030	700	734
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/2030	480	495
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/2030	410	423
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2025-1A	4.800%	8/20/2029	400	406
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/2030	240	247
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-1A	5.240%	8/20/2029	100	102
1

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-2A	5.510%	8/20/2031	160	164
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/2027	80	80
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-1A	6.230%	4/20/2029	200	205
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/2027	100	101
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-1A	5.870%	8/20/2029	100	102
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-2A	6.240%	8/20/2031	100	104
[4,5,6]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.150%	5.034%	10/20/2036	340	340
[4,5,6]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.550%	5.434%	10/20/2036	360	361
[5,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.197%	9/15/2048	40	36
[5,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	4.690%	9/20/2046	51	45
[5]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/2052	360	341
[5]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/2062	530	502
[5]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/2050	150	149
[5]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/2060	29	29
[5]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/2050	400	391
[5,6]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/2061	60	60
[5]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/2052	240	238
[5]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/2060	270	267
[4,5]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/2029	130	132
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/2050	110	109
[5]	BANK5 Class A3 Series 2024-5YR7	5.769%	6/15/2057	1,430	1,493
[5]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/2057	770	801
[5]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/2052	440	430
[5]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/2052	120	115
[4,5,6]	Barings CLO Ltd. Class A1 Series 2025-7A, TSFR3M + 1.140%	4.868%	1/15/2038	230	230
[4,5,6]	Barings CLO Ltd. Class B Series 2025-7A, TSFR3M + 1.500%	5.228%	1/15/2038	600	601
[4,5,6]	Basswood Park CLO Ltd. Class AR Series 2021-1A, TSFR3M + 1.030%	4.914%	4/20/2034	290	290
[4,5,6]	Basswood Park CLO Ltd. Class BR Series 2021-1A, TSFR3M + 1.500%	5.384%	4/20/2034	380	381
[4,5]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/2028	160	161
[4,5]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/2028	180	182
[4,5]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/2029	210	214
[5]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/2055	68	68
[5]	BBCMS Mortgage Trust Class A3 Series 2024-5C29	5.208%	9/15/2057	710	730
[5]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/2051	560	557
[5,6]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/2057	450	469
[5,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.203%	5/25/2047	69	62
[5,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.095%	10/25/2036	63	53
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/2057	500	522
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/2057	290	299
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/2052	100	99
[5,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/2051	560	554
[4,5,6]	Benefit Street Partners CLO IV Ltd. Class AR5 Series 2014-IVA, TSFR3M + 1.250%	5.204%	10/20/2038	400	401
[4,5,6]	Benefit Street Partners CLO IV Ltd. Class BR5 Series 2014-IVA, TSFR3M + 1.550%	5.504%	10/20/2038	460	461
[4,5,6]	BFLD Commercial Mortgage Trust Class A Series 2025-5MW	4.674%	10/10/2042	350	350
[5]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/2057	530	549
[5,6]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/2057	350	371
[5,6]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/2057	720	750
[5]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-3	4.810%	5/15/2031	330	332
[5]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-4	4.800%	8/15/2031	220	221
[4,5]	BX Trust Class A Series 2019-OC11	3.202%	12/9/2041	110	104
[4,5,6]	BX Trust Class A Series 2025-ARIA	5.031%	12/13/2042	610	616
[4,5,6]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.324%	10/16/2028	180	180
[4,5,6]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	5.074%	8/16/2029	950	948
[5]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/2030	320	324
[5]	CarMax Auto Owner Trust Class B Series 2024-4	4.820%	5/15/2030	100	101
[5]	CarMax Auto Owner Trust Class B Series 2025-1	5.110%	9/16/2030	70	71
[5]	CarMax Auto Owner Trust Class C Series 2024-3	5.280%	3/15/2030	100	102
[5]	CarMax Auto Owner Trust Class C Series 2024-4	4.970%	6/17/2030	110	111
[5]	CarMax Auto Owner Trust Class C Series 2025-1	5.260%	10/15/2030	120	122
[5]	CarMax Auto Owner Trust Class C Series 2025-3	4.880%	4/15/2031	130	131
[5]	CarMax Auto Owner Trust Class C Series 2025-4	4.810%	9/15/2031	170	170
[5]	CarMax Auto Owner Trust Class D Series 2024-3	5.670%	1/15/2031	70	71
[5]	CarMax Auto Owner Trust Class D Series 2024-4	5.360%	8/15/2031	90	91
[5]	CarMax Auto Owner Trust Class D Series 2025-1	5.600%	7/15/2031	110	112
[5]	CarMax Auto Owner Trust Class D Series 2025-2	5.740%	10/15/2031	120	122
[5]	CarMax Auto Owner Trust Class D Series 2025-3	5.220%	5/17/2032	140	141
[5]	CarMax Auto Owner Trust Class D Series 2025-4	5.110%	5/17/2032	70	70
[5]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/2027	123	122
[5]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/2051	580	578
[5]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/2049	95	94
2

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/2050	110	107
[5,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/2050	210	208
[5,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	90	88
[5,6]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/2050	160	157
[5,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/2049	40	22
[5,6]	CD Mortgage Trust Class C Series 2018-CD7	4.838%	8/15/2051	90	84
[4,5,6]	CENT Trust Class A Series 2025-CITY	4.920%	7/10/2040	480	486
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/2058	50	50
[4,5]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/2033	208	209
[4,5]	Chase Auto Owner Trust Class A4 Series 2024-1A	5.050%	10/25/2029	250	255
[4,5]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/2029	70	72
[4,5]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/2030	170	174
[4,5]	Chase Auto Owner Trust Class B Series 2024-4A	5.230%	4/25/2030	280	286
[4,5]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/2030	70	72
[4,5]	Chase Auto Owner Trust Class C Series 2024-3A	5.410%	2/28/2030	110	113
[4,5]	Chase Auto Owner Trust Class C Series 2024-4A	5.460%	7/25/2030	300	308
[4,5]	Chase Auto Owner Trust Class C Series 2024-5A	4.620%	8/26/2030	160	160
[4,5]	Chase Auto Owner Trust Class C Series 2025-1A	4.930%	12/26/2030	120	122
[4,5]	Chase Auto Owner Trust Class C Series 2025-2A	4.530%	4/25/2031	80	80
[4,5]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/2031	100	103
[4,5]	Chase Auto Owner Trust Class D Series 2024-3A	5.870%	9/25/2031	350	360
[4,5]	Chase Auto Owner Trust Class D Series 2025-1A	5.240%	11/26/2032	250	253
[4,5]	Chase Auto Owner Trust Class D Series 2025-2A	5.030%	2/25/2033	250	249
[5,6]	CHL Mortgage Pass Through Trust Class 1A1 Series 2006-HYB1	4.821%	3/20/2036	48	45
[5,6]	CHL Mortgage Pass Through Trust Class 3A1 Series 2007-HYB2	4.284%	2/25/2047	60	55
[4,5,6]	CIFC Funding Ltd. Class A1 Series 2025-6A, TSFR3M + 1.250%	5.110%	10/23/2038	100	100
[4,5,6]	CIFC Funding Ltd. Class B Series 2025-6A, TSFR3M + 1.550%	5.410%	10/23/2038	180	180
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/2050	60	59
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/2048	52	51
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/2050	195	192
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	240	239
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/2072	850	809
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/2050	140	126
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.335%	9/10/2058	100	87
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.252%	9/15/2050	50	40
[5,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	5.019%	7/25/2037	29	26
[4,5]	Citizens Auto Receivables Trust Class A4 Series 2024-1	5.030%	10/15/2030	150	152
[4,5]	CLI Funding IX LLC Class A Series 2024-1A	5.630%	7/20/2049	826	831
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/2046	25	25
[4,5]	Compass Datacenters Issuer II LLC Class A1 Series 2025-2A	4.926%	11/25/2050	1,040	1,038
[4,5]	Compass Datacenters Issuer III LLC Class A2 Series 2025-3A	5.286%	7/25/2050	1,310	1,318
[4,5]	Concord Music Royalties LLC Class A2 Series 2025-1A	5.507%	7/20/2075	1,490	1,502
[5]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C17	2.763%	9/15/2052	60	57
[5]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/2049	123	122
[5,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.048%	8/15/2048	140	128
[4,5]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/2049	244	240
[4,5]	DB Master Finance LLC Class A2I Series 2025-1A	4.891%	8/20/2055	730	732
[5]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/2050	130	128
[5]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/2053	520	466
[4,5]	Dell Equipment Finance Trust Class B Series 2024-2	4.820%	8/22/2030	100	101
[4,5]	Dell Equipment Finance Trust Class C Series 2024-2	4.990%	8/22/2030	100	101
[4,5]	Dell Equipment Finance Trust Class C Series 2025-2	4.530%	3/24/2031	130	130
[4,5]	Dell Equipment Finance Trust Class D Series 2024-2	5.290%	2/24/2031	100	101
[4,5]	Dell Equipment Finance Trust Class D Series 2025-1	5.640%	8/22/2031	100	102
[4,5]	Dell Equipment Finance Trust Class D Series 2025-2	4.830%	3/22/2032	170	170
[4,5]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/2031	110	113
[4,5]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/2030	50	51
[4,5]	Domino's Pizza Master Issuer LLC Class A2 Series 2019-1A	3.668%	10/25/2049	787	758
[4,5]	Domino's Pizza Master Issuer LLC Class A2I Series 2025-1A	4.930%	7/25/2055	1,540	1,548
[5]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/2031	560	568
[5]	Drive Auto Receivables Trust Class C Series 2024-2	4.670%	5/17/2032	760	765
[5]	Drive Auto Receivables Trust Class D Series 2024-2	4.940%	5/17/2032	1,110	1,119
[5]	Drive Auto Receivables Trust Class D Series 2025-1	5.410%	9/15/2032	1,910	1,933
[5]	Drive Auto Receivables Trust Class D Series 2025-2	4.900%	12/15/2032	850	850
[4,5,6]	Dryden 113 CLO Ltd. Class AR3 Series 2022-113A, TSFR3M + 1.090%	4.995%	10/15/2037	130	130
[4,5,6]	Dryden 90 Clo Ltd. Class A1R Series 2021-90A, TSFR3M + 1.250%	5.113%	11/15/2038	400	401
[4,5,6]	Dryden 90 Clo Ltd. Class BR Series 2021-90A, TSFR3M + 1.600%	5.463%	11/15/2038	450	452
[4,5,6]	Durst Commercial Mortgage Trust Class A Series 2025-151	5.145%	8/10/2042	210	214
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	4.789%	10/25/2056	97	97
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/2038	33	33
3

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Elmwood CLO 21 Ltd. Class AR2 Series 2022-8A, TSFR3M + 1.220%	5.116%	10/15/2038	300	300
[4,5,6]	Elmwood CLO 21 Ltd. Class AR2 Series 2022-8A, TSFR3M + 1.550%	5.446%	10/15/2038	230	231
[4,5]	Enterprise Fleet Financing LLC Class A4 Series 2024-3	5.060%	3/20/2031	170	174
[4,5]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/2029	200	203
[4,5]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/2029	190	192
[5]	Exeter Automobile Receivables Trust Class C Series 2025-5A	4.680%	3/15/2032	270	271
[5]	Exeter Automobile Receivables Trust Class D Series 2025-5A	5.160%	3/15/2032	750	755
[5]	Exeter Select Automobile Receivables Trust Class B Series 2025-2	4.630%	11/17/2031	60	60
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	4.874%	5/25/2044	173	173
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	5.024%	9/25/2044	489	490
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	4.824%	1/25/2045	379	379
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	4.874%	2/25/2045	384	384
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R06, SOFR30A + 0.900%	4.774%	9/25/2045	361	361
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	5.574%	7/25/2043	41	41
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	4.924%	1/25/2044	543	543
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	4.974%	2/25/2044	61	61
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	4.874%	7/25/2044	552	553
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	4.874%	7/25/2045	521	522
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	5.824%	9/25/2043	152	152
[4,5]	FCCU Auto Receivables Trust Class A4 Series 2025-1A	5.180%	5/15/2031	230	234
[4,5,6,7]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	4.824%	9/25/2045	275	275
[5,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR3	3.725%	11/25/2036	26	14
[5,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR4	4.784%	1/25/2037	61	29
[4,5]	First Investors Auto Owner Trust Class C Series 2025-1A	4.750%	12/15/2031	260	261
[4,5]	First Investors Auto Owner Trust Class D Series 2025-1A	5.220%	12/15/2033	200	201
[5,6]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/2056	50	51
[5]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/2027	170	171
[5]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/2029	170	172
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-2	5.280%	2/15/2036	360	372
[5]	Ford Credit Auto Owner Trust Class B Series 2023-C	5.930%	8/15/2029	440	452
[4,5]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/2036	530	544
[5]	Ford Credit Auto Owner Trust Class B Series 2024-A	5.260%	11/15/2029	300	306
[5]	Ford Credit Auto Owner Trust Class B Series 2024-B	5.230%	5/15/2030	630	644
[5]	Ford Credit Auto Owner Trust Class B Series 2024-C	4.400%	8/15/2030	800	805
[5]	Ford Credit Auto Owner Trust Class B Series 2024-D	4.880%	9/15/2030	160	163
[4,5]	Ford Credit Auto Owner Trust Class B Series 2025-2	4.670%	2/15/2038	400	404
[5]	Ford Credit Auto Owner Trust Class B Series 2025-A	4.890%	2/15/2031	700	710
[4,5]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/2033	200	198
[5]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/2031	490	505
[4,5]	Ford Credit Floorplan Master Owner Trust A Class A Series 2024-4	4.400%	9/15/2031	1,550	1,567
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/2029	490	493
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-4	4.610%	9/15/2031	200	201
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-1	5.480%	4/15/2029	620	630
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-2	5.560%	4/15/2031	430	445
[5]	Ford Credit Floorplan Master Owner Trust Class B Series 2025-1	4.840%	4/15/2030	370	375
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	5.724%	11/25/2043	148	149
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.224%	2/25/2044	1,411	1,414
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA2, SOFR30A + 1.250%	5.124%	5/25/2044	792	795
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	4.924%	10/25/2044	76	76
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	5.124%	3/25/2044	456	457
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA2, SOFR30A + 1.250%	5.124%	8/25/2044	817	821
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	4.824%	1/25/2045	121	121
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	4.974%	5/25/2045	420	421
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	4.824%	2/25/2045	264	264
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/2028	550	552
[5]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/2029	410	414
[5]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	320	324
[5]	GM Financial Automobile Leasing Trust Class C Series 2025-3	4.600%	1/21/2030	220	221
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/2028	50	50
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/2029	90	92
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/2029	130	132
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-3	5.390%	1/16/2030	300	306
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-4	4.670%	5/16/2030	100	101
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2025-1	5.000%	8/16/2030	60	61
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2025-3	4.730%	1/18/2033	70	71
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/2035	340	349
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/2036	390	409
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/2036	710	730
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/2034	60	59
4

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/2036	150	158
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/2036	210	215
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2025-1	4.800%	12/11/2037	110	111
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/2034	100	98
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2025-1	5.000%	12/11/2037	780	789
[5,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.724%	11/19/2035	6	5
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/2030	300	310
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/2031	890	917
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-1A	5.330%	3/15/2029	280	284
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/2031	120	123
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/2029	260	263
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2025-2A	4.960%	3/15/2030	210	212
[5]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/2050	75	74
[5,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/2051	10	10
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/2052	200	197
[5,6]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/2051	100	99
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/2053	1,280	1,178
[5]	GS Mortgage Securities Trust Class AS Series 2020-GC47	2.731%	5/12/2053	60	55
[5,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.452%	9/10/2047	410	357
[5,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.547%	10/10/2048	110	66
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2025-5A	4.620%	5/25/2030	440	440
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2025-6A	4.890%	5/25/2032	520	522
[4,5]	Hertz Vehicle Financing III LLC Class B Series 2024-1A	6.120%	1/25/2029	420	430
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2024-1A	6.700%	1/25/2029	260	267
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2025-5A	5.500%	5/25/2030	190	189
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2025-6A	5.820%	5/25/2032	270	269
[4,5]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/2031	130	131
[4,5]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/2031	240	241
[4,5]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/2031	410	416
[4,5]	HPEFS Equipment Trust Class C Series 2025-1A	4.790%	9/20/2032	260	262
[4,5]	HPEFS Equipment Trust Class C Series 2025-2A	4.410%	11/22/2032	150	150
[4,5]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/2031	310	314
[4,5]	HPEFS Equipment Trust Class D Series 2024-2A	5.820%	4/20/2032	210	214
[4,5]	HPEFS Equipment Trust Class D Series 2025-1A	4.990%	3/21/2033	450	454
[4,5]	HPEFS Equipment Trust Class D Series 2025-2A	4.770%	5/20/2033	210	210
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/2032	180	183
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/2032	317	320
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/2033	756	762
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-2	4.835%	9/20/2033	1,201	1,209
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/2029	220	223
[5]	Hyundai Auto Receivables Trust Class A Series 2025-A	4.760%	6/15/2032	510	517
[5]	Hyundai Auto Receivables Trust Class B Series 2023-C	6.010%	12/17/2029	540	558
[5]	Hyundai Auto Receivables Trust Class B Series 2024-A	5.140%	1/15/2031	290	296
[5]	Hyundai Auto Receivables Trust Class B Series 2024-B	5.040%	9/16/2030	250	255
[5]	Hyundai Auto Receivables Trust Class B Series 2024-C	4.670%	1/15/2031	100	101
[5]	Hyundai Auto Receivables Trust Class B Series 2025-A	4.610%	4/15/2031	180	182
[5]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/2031	240	245
[5]	Hyundai Auto Receivables Trust Class C Series 2024-B	5.290%	10/15/2031	470	481
[5]	Hyundai Auto Receivables Trust Class C Series 2024-C	4.860%	2/17/2032	270	274
[5]	Hyundai Auto Receivables Trust Class C Series 2025-B	4.920%	7/15/2032	310	316
[5]	Hyundai Auto Receivables Trust Class C Series 2025-C	4.370%	1/18/2033	460	461
[4,5,6]	INT Commercial Mortgage Trust Class A Series 2025-PLAZA	4.879%	11/5/2037	140	140
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/2043	15	15
[5]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/2050	250	247
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/2050	200	199
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/2051	10	10
[5]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/2050	160	157
[4,5]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/2029	140	141
[4,5]	LAD Auto Receivables Trust Class A4 Series 2024-3A	4.600%	12/17/2029	200	202
[4,5]	LAD Auto Receivables Trust Class B Series 2024-2A	5.500%	7/16/2029	120	123
[4,5]	LAD Auto Receivables Trust Class B Series 2024-3A	4.740%	1/15/2030	220	222
[4,5]	LAD Auto Receivables Trust Class C Series 2024-2A	5.660%	10/15/2029	70	72
[4,5]	LAD Auto Receivables Trust Class C Series 2024-3A	4.930%	3/15/2030	180	182
[4,5]	LAD Auto Receivables Trust Class C Series 2025-1A	5.110%	7/15/2030	230	234
[4,5]	LAD Auto Receivables Trust Class C Series 2025-2A	4.700%	8/16/2032	140	141
[4,5]	LAD Auto Receivables Trust Class C Series 2025-3A	4.600%	3/15/2033	250	251
[4,5]	LAD Auto Receivables Trust Class D Series 2024-2A	6.370%	10/15/2031	60	62
[4,5]	LAD Auto Receivables Trust Class D Series 2024-3A	5.180%	2/17/2032	120	121
[4,5]	LAD Auto Receivables Trust Class D Series 2025-1A	5.520%	5/17/2032	480	489
[4,5]	LAD Auto Receivables Trust Class D Series 2025-2A	5.010%	12/15/2032	140	141
5

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Lighthouse Park CLO Ltd. Class A Series 2025-1A, TSFR3M + 1.110%	5.031%	10/24/2037	240	240
[4,5,6]	Lighthouse Park CLO Ltd. Class B Series 2025-1A, TSFR3M + 1.450%	5.371%	10/24/2037	610	611
[4,5]	Lyra Music Assets Delaware LP Class A2 Series 2025-1A	5.604%	9/20/2065	1,010	1,018
[4,5]	M&T Bank Auto Receivables Trust Class A4 Series 2024-1A	5.150%	2/17/2032	310	317
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	6.625%	7/25/2033	1	1
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	5.630%	2/25/2033	3	3
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/2052	75	74
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.952%	7/15/2046	70	65
[5]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/2050	55	55
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/2032	175	158
[5,6]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/2051	220	220
[5]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/2052	260	248
[5,6]	Morgan Stanley Capital I Trust Class AS Series 2018-L1	4.637%	10/15/2051	390	386
[5,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	5.782%	6/25/2036	26	25
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/2030	190	182
[4,5]	Navient Education Loan Trust Class A Series 2025-A	5.020%	7/15/2055	500	505
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/2059	16	16
[4,5]	Navient Refinance Loan Trust Class A Series 2025-C	4.800%	10/15/2055	533	534
[4,5,6]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	5.684%	3/15/2072	42	42
[4,5]	Nelnet Student Loan Trust Class A1A Series 2025-DA	4.650%	8/20/2054	470	468
[4,5]	Nelnet Student Loan Trust Class B Series 2025-DA	4.860%	8/20/2054	520	519
[5]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/2029	180	183
[5]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/2029	240	243
[5]	Nissan Auto Lease Trust Class C Series 2025-B	4.810%	11/15/2029	190	192
[4,5,6]	NYC Commercial Mortgage Trust Class A Series 2025-28L	4.668%	11/5/2038	110	110
[4,5,6,8]	OCP CLO Ltd. Class AR Series 2023-30A, TSFR3M + 1.210%	4.879%	1/24/2039	280	280
[4,5,6,8]	OCP CLO Ltd. Class BR Series 2023-30A, TSFR3M + 1.550%	5.219%	1/24/2039	170	170
[4,5,6]	Octagon 57 Ltd. Class AR Series 2021-1A, TSFR3M + 1.070%	4.962%	10/15/2034	230	230
[4,5,6]	Octagon 57 Ltd. Class B1R Series 2021-1A, TSFR3M + 1.450%	5.342%	10/15/2034	310	310
[4,5]	Onemain Financial Issuance Trust Class A Series 2025-1A	4.820%	7/14/2038	2,510	2,538
[4,5]	Onemain Financial Issuance Trust Class B Series 2025-1A	5.050%	7/14/2038	280	284
[4,5]	PenFed Auto Receivables Owner Trust Class C Series 2025-A	4.670%	2/17/2032	70	70
[4,5]	PenFed Auto Receivables Owner Trust Class D Series 2025-A	5.070%	10/17/2033	70	70
[4,5]	PFS Financing Corp. Class B Series 2025-F	4.670%	8/15/2030	340	341
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/2039	105	103
[4,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/2039	94	94
[4,5]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/2041	336	326
[4,5]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/2041	287	277
[4,5]	Progress Residential Trust Class A Series 2024-SFR3	3.000%	6/17/2041	439	419
[4,5]	Progress Residential Trust Class A Series 2024-SFR4	3.100%	7/17/2041	788	753
[4,5]	Progress Residential Trust Class A Series 2024-SFR5	3.000%	8/9/2029	1,114	1,061
[4,5]	Progress Residential Trust Class A Series 2025-SFR1	3.400%	2/17/2042	986	946
[4,5]	Progress Residential Trust Class A Series 2025-SFR2	3.305%	4/17/2042	379	361
[4,5]	Progress Residential Trust Class A Series 2025-SFR3	3.390%	7/17/2042	780	743
[4,5]	Progress Residential Trust Class A Series 2025-SFR6	4.000%	12/17/2042	460	446
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/2039	100	99
[4,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/2039	100	100
[4,5]	Progress Residential Trust Class B Series 2025-SFR1	3.650%	2/17/2042	170	163
[4,5]	Progress Residential Trust Class B Series 2025-SFR3	3.390%	7/17/2042	320	300
[4,5]	Progress Residential Trust Class B Series 2025-SFR6	4.000%	12/17/2042	340	326
[4,5]	RCKT Trust Class B Series 2025-1A	4.990%	7/25/2034	100	101
[4,5]	RCKT Trust Class B Series 2025-2A	4.600%	11/27/2034	100	100
[4,5,6,9]	Red Oak Funding Master Trust Class A Series 2025-1A, SOFR30A + 2.000%	5.984%	12/20/2030	260	260
[4,5]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2025-1A	5.091%	8/15/2050	850	842
[5,6]	RFMSI Trust Class 2A1 Series 2006-SA2	5.523%	8/25/2036	107	71
[5,6]	RFMSI Trust Class 2A1 Series 2006-SA3	6.081%	9/25/2036	35	18
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/2033	123	125
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	238	241
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/2033	123	125
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/2033	222	224
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2025-A	5.151%	1/16/2034	250	251
[5]	Santander Drive Auto Receivables Trust Class B Series 2023-6	5.980%	4/16/2029	330	335
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-4	4.930%	9/17/2029	480	484
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/2030	79	80
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/2031	260	269
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-1	5.450%	3/15/2030	180	182
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/2030	330	337
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-3	5.640%	8/15/2030	950	968
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/2031	2,000	2,015
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/2031	360	372
6

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-3	5.970%	10/15/2031	1,010	1,040
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-5	5.140%	2/17/2032	1,910	1,923
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-1	5.430%	3/17/2031	370	376
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-2	5.470%	5/15/2031	1,590	1,611
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-3	5.110%	9/15/2031	1,790	1,796
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-4	4.950%	1/15/2032	270	271
[4,5]	SBNA Auto Receivables Trust Class B Series 2024-A	5.290%	9/17/2029	460	465
[4,5]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/2030	210	214
[4,5]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/2030	210	215
[4,5]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	130	131
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/2029	50	51
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2024-1A	5.160%	5/15/2030	140	143
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2025-1A	4.680%	9/15/2031	120	122
[4,5]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/2031	87	88
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/2031	37	38
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/2032	76	77
[4,5]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	53	54
[4,5]	SFS Auto Receivables Securitization Trust Class A4 Series 2024-2A	5.260%	8/20/2030	160	164
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/2031	160	163
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-2A	5.410%	8/20/2030	190	195
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-3A	4.760%	11/20/2031	270	273
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2025-1A	5.110%	2/20/2031	70	72
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2025-2A	4.850%	7/21/2031	160	163
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/2032	220	225
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-2A	5.540%	2/20/2032	220	226
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-3A	4.980%	10/20/2032	440	446
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-1A	5.200%	10/20/2032	430	439
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-2A	5.050%	4/20/2033	680	691
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-3A	4.640%	11/21/2033	600	601
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/2035	13	13
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/2037	79	79
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/2035	118	118
[4,5]	SoFi Consumer Loan Program LLC Class C Series 2025-4	4.910%	8/25/2035	190	191
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-AA	5.080%	8/20/2029	400	405
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-BA	4.710%	1/22/2030	280	281
[4,5]	Subway Funding LLC Class A2I Series 2024-1A	6.028%	7/30/2054	1,762	1,786
[4,5]	Switch ABS Issuer LLC Class A21 Series 2025-2A	5.121%	10/25/2055	750	749
[4,5]	Taco Bell Funding LLC Class A2I Series 2025-1A	4.821%	8/25/2055	1,720	1,710
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/2027	40	40
[4,5]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/2029	190	193
[4,5]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/2031	190	194
[4,5]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	230	232
[4,5]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	360	362
[4,5]	TIF Funding III LLC Class A Series 2024-2A	5.540%	7/20/2049	889	894
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/2036	540	498
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2024-1A	5.160%	11/25/2036	720	746
[4,5]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/2027	820	830
[4,5]	Tricon Residential Trust Class A Series 2024-SFR4	4.300%	11/17/2041	595	592
[4,5]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/2041	240	238
[4,5]	Trinity Rail Leasing LLC Class A Series 2024-1A	5.780%	5/19/2054	594	600
[4,5]	Trinity Rail Leasing LLC Class A Series 2025-1A	5.090%	10/19/2055	328	326
[4,5]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	898	899
[5]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/2050	210	208
[4,5]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	662	664
[4,5]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/2032	904	907
[4,5]	USAA Auto Owner Trust Class A4 Series 2024-A	4.970%	12/17/2029	180	182
[4,5]	Vantage Data Centers Issuer LLC Class A2 Series 2025-2A	5.239%	11/15/2055	1,920	1,902
[4,5]	Vantage Data Centers LLC Class A2 Series 2025-1A	5.132%	8/15/2055	1,870	1,848
[4,5]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/2031	380	389
[4,5]	Verizon Master Trust Class B Series 2024-5	5.250%	6/21/2032	810	835
[4,5]	Verizon Master Trust Class B Series 2025-4	5.020%	3/21/2033	600	613
[4,5]	Verizon Master Trust Class B Series 2025-6	4.850%	6/21/2033	310	315
[4,5]	Verizon Master Trust Class C Series 2023-6	5.050%	9/22/2031	500	508
[4,5]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/2031	470	483
[4,5]	Verizon Master Trust Class C Series 2024-7	4.840%	8/20/2032	270	273
[5]	Verizon Master Trust Class C Series 2024-8	4.990%	11/20/2030	270	273
[5]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	70	71
[4,5]	Verizon Master Trust Class C Series 2025-4	5.200%	3/21/2033	320	327
[5]	Verizon Master Trust Class C Series 2025-5	4.840%	6/20/2031	250	253
[4,5]	Verizon Master Trust Class C Series 2025-6	5.060%	6/21/2033	180	183
7

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Verizon Master Trust Class C Series 2025-8	4.600%	8/22/2033	190	190
[4,5,6]	Voya CLO 2022-3 Ltd. Class A1R2 Series 2022-3A, TSFR3M + 1.130%	5.014%	10/20/2036	340	340
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class 1A7 Series 2003-AR9	5.451%	9/25/2033	3	3
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class A Series 2002-AR18	5.812%	1/25/2033	2	2
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class A7 Series 2003-AR7	5.644%	8/25/2033	2	2
[4,5,6]	Wellington Management CLO 1 Ltd. Class AR Series 2023-1A, TSFR3M + 1.230%	5.084%	10/20/2038	150	150
[4,5,6]	Wellington Management CLO 1 Ltd. Class BR Series 2023-1A, TSFR3M + 1.550%	5.404%	10/20/2038	150	150
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/2050	200	198
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/2050	120	118
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	75	74
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/2060	75	75
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/2051	210	210
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/2051	90	90
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/2061	220	221
[5]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C48	4.302%	1/15/2052	70	70
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/2050	151	101
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.733%	9/15/2058	50	47
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/2051	80	74
[5,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	6.497%	10/25/2036	31	28
[4,5]	Wendy's Funding LLC Class A2II Series 2018-1A	3.884%	3/15/2048	754	741
[4,5]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/2049	202	197
[4,5]	Westlake Flooring Master Trust Class B Series 2025-1A	4.840%	10/15/2029	230	230
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/2031	699	676
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/2047	179	155
[5,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/2047	90	40
[5]	World Omni Auto Receivables Trust Class B Series 2024-A	5.090%	12/17/2029	360	365
[5]	World Omni Auto Receivables Trust Class B Series 2025-A	5.080%	11/15/2030	210	214
[5]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/2030	180	183
[5]	World Omni Auto Receivables Trust Class C Series 2025-A	5.170%	10/15/2031	290	295
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $162,713)					163,914
Corporate Bonds (77.2%)
Communications (4.9%)
[4]	Altice France SA	6.500%	4/15/2032	75	72
[4]	AMC Networks Inc.	10.250%	1/15/2029	165	173
	AMC Networks Inc.	4.250%	2/15/2029	7	6
[4]	AMC Networks Inc.	10.500%	7/15/2032	80	88
	AT&T Inc.	2.300%	6/1/2027	3,066	2,997
	AT&T Inc.	1.650%	2/1/2028	2,090	1,992
	AT&T Inc.	4.100%	2/15/2028	1,770	1,772
	AT&T Inc.	4.350%	3/1/2029	1,347	1,354
	AT&T Inc.	4.300%	2/15/2030	3,021	3,026
	AT&T Inc.	4.700%	8/15/2030	1,153	1,172
	British Telecommunications plc	5.125%	12/4/2028	870	893
[4]	British Telecommunications plc	3.250%	11/8/2029	1,222	1,174
[4]	Cable One Inc.	4.000%	11/15/2030	74	57
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	400	400
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	80	77
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	135	127
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	15	14
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	2,605	2,568
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/2028	4,070	4,050
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	5,581	5,222
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/2029	1,228	1,243
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	8,367	8,730
[4,5]	Cipher Compute LLC	7.125%	11/15/2030	55	56
	Comcast Corp.	3.150%	2/15/2028	1,141	1,123
	Comcast Corp.	5.100%	6/1/2029	1,320	1,362
	Comcast Corp.	3.400%	4/1/2030	2,900	2,813
[4]	CSC Holdings LLC	11.750%	1/31/2029	130	97
[4]	CSC Holdings LLC	4.125%	12/1/2030	70	43
[4]	CSC Holdings LLC	4.500%	11/15/2031	70	43
[4]	Directv Financing LLC	8.875%	2/1/2030	95	96
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/2027	19	19
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	150	153
[4]	DISH Network Corp.	11.750%	11/15/2027	174	181
	Expedia Group Inc.	4.625%	8/1/2027	2,811	2,832
[4]	Flash Compute LLC	7.250%	12/31/2030	45	45
	Fox Corp.	4.709%	1/25/2029	3,200	3,241
[4]	Frontier Communications Holdings LLC	5.000%	5/1/2028	80	80
8

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Meta Platforms Inc.	4.200%	11/15/2030	8,158	8,172
[4]	Midcontinent Communications	8.000%	8/15/2032	170	174
	Netflix Inc.	5.875%	11/15/2028	7,605	7,994
[4]	NTT Finance Corp.	4.567%	7/16/2027	479	483
[4]	NTT Finance Corp.	4.620%	7/16/2028	1,199	1,214
	Omnicom Group Inc.	4.200%	6/1/2030	952	944
	Paramount Global	2.900%	1/15/2027	651	640
	Paramount Global	3.375%	2/15/2028	110	107
	Paramount Global	3.700%	6/1/2028	265	259
	Paramount Global	4.200%	6/1/2029	500	487
	Paramount Global	4.950%	1/15/2031	765	734
	Paramount Global	4.200%	5/19/2032	35	32
	Rogers Communications Inc.	3.200%	3/15/2027	1,505	1,490
	Rogers Communications Inc.	5.000%	2/15/2029	3,040	3,098
	Rogers Communications Inc.	7.000%	4/15/2055	100	105
[4]	Scripps Escrow II Inc.	3.875%	1/15/2029	3	3
	Sprint Capital Corp.	6.875%	11/15/2028	4,820	5,173
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	990	986
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	900	917
	TCI Communications Inc.	7.125%	2/15/2028	37	39
	Telefonica Emisiones SA	4.103%	3/8/2027	2,751	2,750
	T-Mobile USA Inc.	3.750%	4/15/2027	6,127	6,108
	T-Mobile USA Inc.	2.050%	2/15/2028	795	764
	T-Mobile USA Inc.	4.950%	3/15/2028	2,422	2,468
	T-Mobile USA Inc.	4.800%	7/15/2028	775	789
	T-Mobile USA Inc.	4.850%	1/15/2029	2,630	2,686
	T-Mobile USA Inc.	2.625%	2/15/2029	190	182
	T-Mobile USA Inc.	3.375%	4/15/2029	1,406	1,371
	T-Mobile USA Inc.	4.200%	10/1/2029	2,015	2,019
	T-Mobile USA Inc.	3.875%	4/15/2030	910	894
	Uber Technologies Inc.	4.300%	1/15/2030	7,531	7,574
	Uber Technologies Inc.	4.150%	1/15/2031	1,845	1,836
[4]	Univision Communications Inc.	8.000%	8/15/2028	10	10
[4]	Univision Communications Inc.	7.375%	6/30/2030	10	10
[4]	Univision Communications Inc.	8.500%	7/31/2031	320	334
[4]	Univision Communications Inc.	9.375%	8/1/2032	65	70
	Verizon Communications Inc.	2.100%	3/22/2028	5,312	5,101
	Verizon Communications Inc.	4.016%	12/3/2029	3,616	3,588
	Verizon Communications Inc.	3.150%	3/22/2030	1,663	1,592
	Verizon Communications Inc.	2.550%	3/21/2031	1,807	1,650
[4]	Versant Media Group Inc.	7.250%	1/30/2031	25	26
[4]	WULF Compute LLC	7.750%	10/15/2030	95	98
					124,362
Consumer Discretionary (5.1%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	100	99
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/2028	35	35
[4]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	15	15
[4]	Advance Auto Parts Inc.	7.000%	8/1/2030	280	282
	Amazon.com Inc.	3.900%	11/20/2028	1,195	1,199
	Amazon.com Inc.	4.100%	11/20/2030	3,050	3,053
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	80	79
	American Honda Finance Corp.	4.550%	7/9/2027	3,110	3,140
	American Honda Finance Corp.	4.900%	7/9/2027	1,875	1,901
	American Honda Finance Corp.	4.450%	10/22/2027	1,250	1,261
	American Honda Finance Corp.	4.400%	9/5/2029	1,675	1,692
	Asbury Automotive Group Inc.	4.500%	3/1/2028	15	15
	AutoZone Inc.	3.750%	6/1/2027	500	498
	AutoZone Inc.	4.500%	2/1/2028	2,040	2,059
	AutoZone Inc.	6.250%	11/1/2028	600	634
	AutoZone Inc.	3.750%	4/18/2029	970	956
	AutoZone Inc.	5.100%	7/15/2029	1,275	1,312
	Bath & Body Works Inc.	7.500%	6/15/2029	190	194
[4]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	45	49
[4]	Belron UK Finance plc	5.750%	10/15/2029	60	61
[4]	BMW US Capital LLC	3.450%	4/1/2027	275	273
[4]	BMW US Capital LLC	4.150%	8/11/2027	870	874
[4]	BMW US Capital LLC	4.600%	8/13/2027	1,290	1,303
[4]	BMW US Capital LLC	4.500%	8/11/2030	2,205	2,214
	BorgWarner Inc.	4.950%	8/15/2029	450	461
9

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Carnival Corp.	5.125%	5/1/2029	95	96
[4]	Carnival Corp.	5.875%	6/15/2031	70	72
[4]	Champ Acquisition Corp.	8.375%	12/1/2031	15	16
[4]	Churchill Downs Inc.	5.500%	4/1/2027	70	70
[4]	Churchill Downs Inc.	4.750%	1/15/2028	255	254
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	55	57
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	9/15/2032	40	41
	Cornell University	4.169%	6/15/2030	440	442
	Dana Inc.	5.625%	6/15/2028	35	35
	eBay Inc.	5.950%	11/22/2027	945	978
	eBay Inc.	4.250%	3/6/2029	1,335	1,340
	eBay Inc.	2.700%	3/11/2030	477	448
[4]	ERAC USA Finance LLC	5.000%	2/15/2029	1,448	1,483
[4]	Flutter Treasury DAC	5.875%	6/4/2031	525	533
	Ford Motor Co.	6.625%	10/1/2028	710	751
	Ford Motor Credit Co. LLC	6.950%	6/10/2026	260	262
	Ford Motor Credit Co. LLC	2.700%	8/10/2026	380	376
	Ford Motor Credit Co. LLC	5.125%	11/5/2026	2,695	2,709
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	200	199
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	4,145	4,196
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	1,285	1,304
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	1,395	1,400
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	1,120	1,112
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	235	231
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	4,320	4,510
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	400	385
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	1,025	1,069
[10]	Ford Motor Credit Co. LLC	5.625%	10/9/2028	201	273
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	1,765	1,850
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	570	582
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	420	421
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	2,695	2,712
	General Motors Financial Co. Inc.	5.000%	4/9/2027	2,226	2,250
	General Motors Financial Co. Inc.	5.400%	5/8/2027	2,275	2,313
	General Motors Financial Co. Inc.	5.350%	7/15/2027	1,670	1,700
	General Motors Financial Co. Inc.	2.700%	8/20/2027	1,985	1,941
	General Motors Financial Co. Inc.	5.050%	4/4/2028	3,130	3,187
	General Motors Financial Co. Inc.	2.400%	4/10/2028	870	838
	General Motors Financial Co. Inc.	2.400%	10/15/2028	1,865	1,778
	General Motors Financial Co. Inc.	5.800%	1/7/2029	1,330	1,387
	General Motors Financial Co. Inc.	4.300%	4/6/2029	1,420	1,417
	General Motors Financial Co. Inc.	4.900%	10/6/2029	5,085	5,166
	General Motors Financial Co. Inc.	5.350%	1/7/2030	1,595	1,647
	General Motors Financial Co. Inc.	5.850%	4/6/2030	345	363
	General Motors Financial Co. Inc.	3.600%	6/21/2030	330	318
	General Motors Financial Co. Inc.	5.450%	7/15/2030	5,650	5,867
[4]	Gildan Activewear Inc.	4.700%	10/7/2030	845	841
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	195	191
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	50	51
	Honda Motor Co. Ltd.	2.534%	3/10/2027	1,860	1,829
	Hyatt Hotels Corp.	5.250%	6/30/2029	1,310	1,349
[4]	Light & Wonder International Inc.	7.500%	9/1/2031	70	73
[4]	Lithia Motors Inc.	4.625%	12/15/2027	95	95
[4]	Live Nation Entertainment Inc.	6.500%	5/15/2027	220	222
	Lowe's Cos. Inc.	3.950%	10/15/2027	4,640	4,644
	Lowe's Cos. Inc.	1.300%	4/15/2028	708	668
	Lowe's Cos. Inc.	1.700%	9/15/2028	355	335
	Lowe's Cos. Inc.	4.000%	10/15/2028	2,785	2,790
	Lowe's Cos. Inc.	1.700%	10/15/2030	690	613
	Lowe's Cos. Inc.	4.250%	3/15/2031	8,015	7,982
	Marriott International Inc.	5.000%	10/15/2027	1,735	1,765
[4]	Mercedes-Benz Finance North America LLC	4.800%	3/30/2028	2,190	2,225
[4]	Mercedes-Benz Finance North America LLC	5.100%	8/3/2028	2,415	2,478
	MGM Resorts International	6.125%	9/15/2029	170	175
	Mohawk Industries Inc.	5.850%	9/18/2028	450	468
[4]	NCL Corp. Ltd.	5.875%	1/15/2031	90	90
[4]	NCL Corp. Ltd.	6.750%	2/1/2032	50	51
	Newell Brands Inc.	6.375%	9/15/2027	105	106
[4]	Newell Brands Inc.	8.500%	6/1/2028	145	152
	Newell Brands Inc.	6.625%	9/15/2029	126	126
10

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newell Brands Inc.	7.500%	4/1/2046	35	29
[4]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	45	45
[4]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	500	500
[4]	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.	6.250%	10/15/2030	25	25
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	4/15/2027	25	25
	Starbucks Corp.	2.000%	3/12/2027	116	113
	Starbucks Corp.	4.500%	5/15/2028	1,800	1,818
[4]	Stellantis Finance US Inc.	5.625%	1/12/2028	1,126	1,149
[4]	Stellantis Finance US Inc.	5.750%	3/18/2030	390	402
[4]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	1,895	1,919
[4]	Stellantis Financial Services US Corp.	5.400%	9/15/2030	2,775	2,816
[11]	Stellantis NV	3.875%	6/6/2031	100	117
	Toll Brothers Finance Corp.	3.800%	11/1/2029	262	258
[6,12]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.150%	4.878%	9/17/2029	500	336
	Toyota Motor Credit Corp.	4.625%	1/12/2028	773	785
	Toyota Motor Credit Corp.	4.650%	1/5/2029	1,170	1,191
	Toyota Motor Credit Corp.	5.050%	5/16/2029	2,175	2,244
	Toyota Motor Credit Corp.	4.550%	8/9/2029	720	732
[4]	Vail Resorts Inc.	5.625%	7/15/2030	95	97
[4]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	465	467
[4]	Volkswagen Group of America Finance LLC	5.650%	9/12/2028	1,125	1,159
	Whirlpool Corp.	6.125%	6/15/2030	60	60
	Whirlpool Corp.	6.500%	6/15/2033	86	83
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	230	227
[4]	ZF North America Capital Inc.	7.125%	4/14/2030	135	136
[4]	ZF North America Capital Inc.	7.500%	3/24/2031	175	177
					130,267
Consumer Staples (5.0%)
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.875%	2/15/2028	45	45
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	25	25
	Altria Group Inc.	4.875%	2/4/2028	1,545	1,571
	Altria Group Inc.	6.200%	11/1/2028	380	401
	Altria Group Inc.	4.800%	2/14/2029	1,286	1,308
	Altria Group Inc.	4.500%	8/6/2030	1,317	1,326
	BAT Capital Corp.	4.700%	4/2/2027	3,335	3,356
	BAT Capital Corp.	3.557%	8/15/2027	8,167	8,104
	BAT Capital Corp.	2.259%	3/25/2028	5,115	4,923
	BAT Capital Corp.	4.906%	4/2/2030	1,025	1,046
	BAT Capital Corp.	6.343%	8/2/2030	2,910	3,147
	BAT International Finance plc	4.448%	3/16/2028	2,555	2,575
	BAT International Finance plc	5.931%	2/2/2029	8,275	8,684
	Campbell's Co.	5.200%	3/19/2027	4,480	4,540
	Campbell's Co.	4.150%	3/15/2028	1,090	1,090
[4]	Cargill Inc.	4.125%	10/23/2030	925	921
	Cencosud SA	4.375%	7/17/2027	400	400
	Clorox Co.	1.800%	5/15/2030	700	631
	Conagra Brands Inc.	1.375%	11/1/2027	592	563
	Conagra Brands Inc.	7.000%	10/1/2028	250	266
	Conagra Brands Inc.	4.850%	11/1/2028	1,340	1,356
	Constellation Brands Inc.	3.500%	5/9/2027	915	909
	Constellation Brands Inc.	4.350%	5/9/2027	2,270	2,279
	Constellation Brands Inc.	4.800%	1/15/2029	220	223
	Constellation Brands Inc.	3.150%	8/1/2029	350	337
	Constellation Brands Inc.	4.800%	5/1/2030	845	859
[4]	Energizer Holdings Inc.	4.750%	6/15/2028	135	133
[4]	Energizer Holdings Inc.	4.375%	3/31/2029	95	91
[4]	Imperial Brands Finance plc	4.500%	6/30/2028	540	544
[11]	JT International Financial Services BV	3.870%	9/4/2055	100	117
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	170	179
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	1,305	1,315
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	210	208
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	860	817
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	665	669
	Kraft Heinz Foods Co.	3.875%	5/15/2027	2,509	2,502
	Kraft Heinz Foods Co.	3.750%	4/1/2030	2,095	2,050
	Kroger Co.	2.200%	5/1/2030	1,280	1,177
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	150	150
[4]	Mars Inc.	4.600%	3/1/2028	11,265	11,417
[4]	Mars Inc.	4.800%	3/1/2030	7,885	8,056
11

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McCormick & Co. Inc.	3.400%	8/15/2027	600	595
	Mondelez International Inc.	2.625%	3/17/2027	120	118
	Mondelez International Inc.	4.125%	5/7/2028	1,155	1,157
	Mondelez International Inc.	4.750%	2/20/2029	133	136
	Mondelez International Inc.	2.750%	4/13/2030	680	640
	Mondelez International Inc.	4.500%	5/6/2030	1,785	1,802
[4]	Opal Bidco SAS	6.500%	3/31/2032	100	102
[4]	Performance Food Group Inc.	5.500%	10/15/2027	95	95
	Philip Morris International Inc.	4.375%	11/1/2027	1,265	1,277
	Philip Morris International Inc.	5.125%	11/17/2027	3,655	3,735
	Philip Morris International Inc.	4.875%	2/15/2028	3,555	3,622
	Philip Morris International Inc.	3.125%	3/2/2028	1,057	1,040
	Philip Morris International Inc.	4.125%	4/28/2028	2,510	2,521
	Philip Morris International Inc.	5.250%	9/7/2028	3,950	4,077
	Philip Morris International Inc.	3.875%	10/27/2028	2,435	2,432
	Philip Morris International Inc.	4.875%	2/13/2029	4,150	4,249
	Philip Morris International Inc.	3.375%	8/15/2029	435	424
	Philip Morris International Inc.	4.625%	11/1/2029	2,460	2,500
	Philip Morris International Inc.	5.625%	11/17/2029	205	215
	Philip Morris International Inc.	5.125%	2/15/2030	3,280	3,390
	Philip Morris International Inc.	4.375%	4/30/2030	1,725	1,736
	Philip Morris International Inc.	4.000%	10/29/2030	2,510	2,486
	Sysco Corp.	3.250%	7/15/2027	940	931
	Sysco Corp.	2.400%	2/15/2030	350	326
	Sysco Corp.	5.100%	9/23/2030	930	960
	Tyson Foods Inc.	3.550%	6/2/2027	3,455	3,432
	Tyson Foods Inc.	4.350%	3/1/2029	3,710	3,719
	Tyson Foods Inc.	5.400%	3/15/2029	230	238
[4]	US Foods Inc.	6.875%	9/15/2028	90	93
					128,358
Energy (5.8%)
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	5.875%	6/30/2029	140	140
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/2027	1,955	1,934
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/2026	155	155
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	270	282
	Boardwalk Pipelines LP	4.800%	5/3/2029	255	258
	BP Capital Markets America Inc.	3.937%	9/21/2028	1,260	1,261
	BP Capital Markets America Inc.	4.234%	11/6/2028	465	468
	BP Capital Markets America Inc.	3.633%	4/6/2030	30	29
	BP Capital Markets plc	3.723%	11/28/2028	640	636
[11]	BP Capital Markets plc	3.625%	Perpetual	700	822
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	4,001	3,991
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	2,070	2,091
	Cheniere Energy Inc.	4.625%	10/15/2028	4,122	4,120
[4]	Chord Energy Corp.	6.000%	10/1/2030	65	66
[4]	Civitas Resources Inc.	8.375%	7/1/2028	115	119
[4]	Civitas Resources Inc.	8.750%	7/1/2031	90	93
[4]	Civitas Resources Inc.	9.625%	6/15/2033	115	124
[4]	Continental Resources Inc.	2.268%	11/15/2026	1,000	982
	Coterra Energy Inc.	3.900%	5/15/2027	912	909
	DCP Midstream Operating LP	5.625%	7/15/2027	58	59
	DCP Midstream Operating LP	5.125%	5/15/2029	3,031	3,102
	Devon Energy Corp.	4.500%	1/15/2030	580	582
[4]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/2030	85	90
	Diamondback Energy Inc.	5.200%	4/18/2027	827	839
	Diamondback Energy Inc.	3.500%	12/1/2029	3,189	3,093
	Diamondback Energy Inc.	5.150%	1/30/2030	1,220	1,255
	Ecopetrol SA	8.625%	1/19/2029	66	71
	Empresa Nacional del Petroleo	5.250%	11/6/2029	754	767
	Enbridge Inc.	5.250%	4/5/2027	1,120	1,136
	Enbridge Inc.	3.700%	7/15/2027	1,340	1,333
	Enbridge Inc.	6.000%	11/15/2028	1,495	1,571
	Enbridge Inc.	5.300%	4/5/2029	3,325	3,428
	Enbridge Inc.	3.125%	11/15/2029	1,035	991
	Energy Transfer LP	4.400%	3/15/2027	5,940	5,959
	Energy Transfer LP	5.500%	6/1/2027	2,980	3,029
	Energy Transfer LP	4.000%	10/1/2027	741	740
	Energy Transfer LP	5.550%	2/15/2028	2,163	2,221
	Energy Transfer LP	4.950%	5/15/2028	2,355	2,394
12

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	4.950%	6/15/2028	379	385
	Energy Transfer LP	6.100%	12/1/2028	1,250	1,314
	Energy Transfer LP	5.250%	4/15/2029	5,010	5,148
	Energy Transfer LP	5.250%	7/1/2029	1,690	1,740
	Energy Transfer LP	4.150%	9/15/2029	2,640	2,624
	Energy Transfer LP	5.200%	4/1/2030	750	773
[11]	Eni SpA	3.375%	Perpetual	200	232
	Enterprise Products Operating LLC	2.800%	1/31/2030	1,010	960
	Enterprise Products Operating LLC	4.600%	1/15/2031	1,860	1,883
	EOG Resources Inc.	4.400%	1/15/2031	900	903
	EQT Corp.	3.900%	10/1/2027	1,568	1,561
	EQT Corp.	4.500%	1/15/2029	2	2
	EQT Corp.	5.000%	1/15/2029	20	20
	EQT Corp.	7.000%	2/1/2030	237	258
	EQT Corp.	7.500%	6/1/2030	2	2
[4]	Excelerate Energy LP	8.000%	5/15/2030	270	285
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	419	380
	Halliburton Co.	2.920%	3/1/2030	970	918
	Helmerich & Payne Inc.	4.650%	12/1/2027	965	973
	Helmerich & Payne Inc.	4.850%	12/1/2029	565	567
	Hess Corp.	7.875%	10/1/2029	480	543
[4]	Hess Midstream Operations LP	6.500%	6/1/2029	75	78
	Kinder Morgan Inc.	5.000%	2/1/2029	2,010	2,058
	Kinder Morgan Inc.	5.100%	8/1/2029	610	627
	Kinder Morgan Inc.	5.150%	6/1/2030	540	558
[4]	Kinetik Holdings LP	6.625%	12/15/2028	110	113
	Marathon Petroleum Corp.	3.800%	4/1/2028	981	976
	Marathon Petroleum Corp.	5.150%	3/1/2030	4,409	4,541
	MPLX LP	4.000%	3/15/2028	540	539
	MPLX LP	4.800%	2/15/2029	370	376
	MPLX LP	4.800%	2/15/2031	1,100	1,112
	Occidental Petroleum Corp.	5.000%	8/1/2027	965	983
	Occidental Petroleum Corp.	6.375%	9/1/2028	3,305	3,464
	Occidental Petroleum Corp.	5.200%	8/1/2029	1,600	1,639
	ONEOK Inc.	4.000%	7/13/2027	300	300
[4]	ONEOK Inc.	5.625%	1/15/2028	3,630	3,704
	ONEOK Inc.	4.550%	7/15/2028	295	298
	ONEOK Inc.	5.650%	11/1/2028	960	997
	ONEOK Inc.	4.350%	3/15/2029	2,262	2,270
	ONEOK Inc.	5.375%	6/1/2029	790	814
	ONEOK Inc.	3.100%	3/15/2030	270	257
	ONEOK Inc.	3.250%	6/1/2030	160	152
	Ovintiv Inc.	5.650%	5/15/2028	1,845	1,899
[4]	Permian Resources Operating LLC	8.000%	4/15/2027	90	91
	Pertamina Persero PT	1.400%	2/9/2026	567	564
	Petrobras Global Finance BV	5.999%	1/27/2028	939	957
	Petrobras Global Finance BV	5.125%	9/10/2030	855	839
[5]	Petroleos Mexicanos	8.750%	6/2/2029	1,297	1,390
	Petroleos Mexicanos	6.840%	1/23/2030	485	492
[4]	Petronas Capital Ltd.	3.500%	4/21/2030	740	719
[4]	Petronas Capital Ltd.	4.950%	1/3/2031	1,476	1,522
	Phillips 66	3.900%	3/15/2028	360	359
	Phillips 66 Co.	4.950%	12/1/2027	1,850	1,880
	Phillips 66 Co.	5.875%	3/15/2056	920	909
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/2029	680	661
	Range Resources Corp.	8.250%	1/15/2029	130	132
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	3,195	3,216
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	1,325	1,326
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	4,680	4,703
[4]	Schlumberger Holdings Corp.	5.000%	5/29/2027	1,495	1,515
[4]	Schlumberger Holdings Corp.	5.000%	11/15/2029	1,060	1,089
	Shell Finance US Inc.	4.125%	11/6/2030	1,620	1,620
[4]	SM Energy Co.	6.750%	8/1/2029	125	126
[13]	Southern Gas Corridor CJSC	6.875%	3/24/2026	1,230	1,237
[4]	Sunoco LP	5.625%	3/15/2031	110	111
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	225	233
	Targa Resources Corp.	5.200%	7/1/2027	1,800	1,829
	Targa Resources Corp.	6.150%	3/1/2029	645	679
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/2029	160	162
[11]	TotalEnergies SE	1.625%	Perpetual	600	683
13

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	TotalEnergies SE	2.000%	Perpetual	400	464
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	2,850	2,856
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	1,595	1,577
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	1,040	1,038
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	620	594
[4]	Transocean International Ltd.	8.250%	5/15/2029	55	55
[4]	Transocean International Ltd.	8.750%	2/15/2030	60	63
[4]	Valaris Ltd.	8.375%	4/30/2030	15	16
	Valero Energy Corp.	5.150%	2/15/2030	440	453
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	365	343
[4]	Venture Global LNG Inc.	9.500%	2/1/2029	490	508
[4]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	85	87
	Western Midstream Operating LP	4.500%	3/1/2028	365	366
	Western Midstream Operating LP	4.050%	2/1/2030	440	431
	Western Midstream Operating LP	4.800%	3/1/2031	1,280	1,279
	Williams Cos. Inc.	3.750%	6/15/2027	1,055	1,051
	Williams Cos. Inc.	5.300%	8/15/2028	3,275	3,372
	Williams Cos. Inc.	4.900%	3/15/2029	4,530	4,626
	Williams Cos. Inc.	4.800%	11/15/2029	760	774
					149,363
Financials (29.0%)
[11]	ABN AMRO Bank NV	5.500%	9/21/2033	400	496
	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	1,120	1,160
	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/2030	1,400	1,411
[4]	AEGON Funding Co. LLC	5.500%	4/16/2027	935	950
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	1,814	1,830
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/2028	2,012	2,045
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	2,958	3,063
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	1,255	1,217
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/2029	980	1,002
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/2029	4,019	4,059
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.375%	11/15/2030	676	674
	Affiliated Managers Group Inc.	3.300%	6/15/2030	900	858
	Aflac Inc.	3.600%	4/1/2030	225	222
	Air Lease Corp.	5.300%	2/1/2028	736	749
	Air Lease Corp.	4.625%	10/1/2028	2,185	2,194
	Air Lease Corp.	5.100%	3/1/2029	975	990
	Air Lease Corp.	3.000%	2/1/2030	930	872
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/2028	70	71
	Allstate Corp.	5.050%	6/24/2029	1,800	1,861
	Ally Financial Inc.	5.737%	5/15/2029	1,954	2,003
	Ally Financial Inc.	5.543%	1/17/2031	693	709
	American Express Co.	5.043%	7/26/2028	836	850
	American Express Co.	5.282%	7/27/2029	807	831
	American Express Co.	5.532%	4/25/2030	900	939
	American Express Co.	5.085%	1/30/2031	1,420	1,464
	American International Group Inc.	4.850%	5/7/2030	895	917
	American International Group Inc.	3.400%	6/30/2030	400	386
[4]	American National Global Funding	5.550%	1/28/2030	680	699
	American National Group Inc.	5.750%	10/1/2029	806	834
	Ameriprise Financial Inc.	5.700%	12/15/2028	1,700	1,783
[4]	AmWINS Group Inc.	6.375%	2/15/2029	105	108
[4]	AmWINS Group Inc.	4.875%	6/30/2029	75	74
[4]	Antares Holdings LP	6.350%	10/23/2029	652	665
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	1,000	985
	Aon North America Inc.	5.125%	3/1/2027	400	405
	Aon North America Inc.	5.150%	3/1/2029	1,980	2,038
[4]	Apollo Debt Solutions BDC	5.200%	12/8/2028	450	450
	Apollo Debt Solutions BDC	6.900%	4/13/2029	645	677
	Apollo Debt Solutions BDC	5.875%	8/30/2030	1,800	1,819
	Ares Capital Corp.	7.000%	1/15/2027	682	699
	Ares Capital Corp.	5.875%	3/1/2029	1,175	1,206
	Ares Capital Corp.	5.950%	7/15/2029	2,296	2,358
	Ares Strategic Income Fund	5.700%	3/15/2028	1,084	1,098
[4]	Ares Strategic Income Fund	5.450%	9/9/2028	1,368	1,378
	Ares Strategic Income Fund	6.350%	8/15/2029	1,720	1,772
[11]	Artea Bankas AB	4.853%	12/5/2028	200	241
[11]	Artea Bankas AB	3.739%	10/7/2029	100	117
	Arthur J Gallagher & Co.	4.600%	12/15/2027	734	742
14

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arthur J Gallagher & Co.	4.850%	12/15/2029	812	831
	Assurant Inc.	4.900%	3/27/2028	83	84
[4]	Asurion LLC & Asurion Co-Issuer Inc.	8.000%	12/31/2032	115	119
	Athene Holding Ltd.	4.125%	1/12/2028	1,145	1,144
[11]	Athora Holding Ltd.	6.625%	6/16/2028	1,162	1,455
[12]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/2032	850	575
[6,12]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.003%	5/16/2033	570	391
[11]	AXA SA	3.250%	5/28/2049	900	1,055
	Banco Santander SA	5.294%	8/18/2027	760	774
	Banco Santander SA	5.365%	7/15/2028	2,400	2,446
	Banco Santander SA	6.607%	11/7/2028	940	1,003
	Banco Santander SA	4.551%	11/6/2030	2,400	2,403
	Bank of America Corp.	3.824%	1/20/2028	2,400	2,394
	Bank of America Corp.	2.551%	2/4/2028	3,064	3,015
	Bank of America Corp.	3.705%	4/24/2028	1,660	1,652
	Bank of America Corp.	4.376%	4/27/2028	3,495	3,509
	Bank of America Corp.	4.948%	7/22/2028	2,990	3,032
	Bank of America Corp.	6.204%	11/10/2028	2,200	2,286
	Bank of America Corp.	3.419%	12/20/2028	6,059	5,988
	Bank of America Corp.	3.970%	3/5/2029	540	539
	Bank of America Corp.	5.202%	4/25/2029	3,226	3,305
	Bank of America Corp.	2.087%	6/14/2029	720	687
	Bank of America Corp.	4.271%	7/23/2029	600	603
	Bank of America Corp.	3.194%	7/23/2030	1,140	1,101
	Bank of America Corp.	5.162%	1/24/2031	1,700	1,756
	Bank of America Corp.	1.898%	7/23/2031	3,517	3,159
[11]	Bank of Cyprus Pcl	5.000%	5/2/2029	638	785
	Bank of Montreal	3.803%	12/15/2032	170	168
	Bank of New York Mellon	4.729%	4/20/2029	1,120	1,138
	Bank of New York Mellon Corp.	4.543%	2/1/2029	1,120	1,134
	Bank of New York Mellon Corp.	6.317%	10/25/2029	335	356
	Bank of New York Mellon Corp.	4.975%	3/14/2030	307	316
	Bank of Nova Scotia	5.130%	2/14/2031	1,050	1,081
	Barclays plc	5.674%	3/12/2028	750	763
	Barclays plc	4.836%	5/9/2028	300	302
	Barclays plc	5.501%	8/9/2028	800	817
	Barclays plc	4.837%	9/10/2028	1,754	1,774
	Barclays plc	7.385%	11/2/2028	3,770	3,985
	Barclays plc	5.086%	2/25/2029	1,638	1,669
	Barclays plc	4.972%	5/16/2029	1,300	1,321
	Barclays plc	6.490%	9/13/2029	1,830	1,934
	Barclays plc	4.476%	11/11/2029	1,320	1,327
	Barclays plc	5.690%	3/12/2030	2,470	2,570
	Barclays plc	5.367%	2/25/2031	3,213	3,320
[11]	Belfius Bank SA	1.250%	4/6/2034	400	441
	Blackstone Secured Lending Fund	5.350%	4/13/2028	410	414
[4]	Block Inc.	5.625%	8/15/2030	360	367
	Blue Owl Capital Corp.	3.400%	7/15/2026	645	641
	Blue Owl Capital Corp.	5.950%	3/15/2029	2,108	2,128
[4]	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	826	831
[4]	BNP Paribas SA	4.792%	5/9/2029	285	288
[4]	BNP Paribas SA	5.283%	11/19/2030	440	453
[4]	BNP Paribas SA	5.085%	5/9/2031	635	648
[10]	BNP Paribas SA	2.000%	5/24/2031	700	934
[11]	BNP Paribas SA	1.125%	1/15/2032	400	461
[11]	BNP Paribas SA	0.875%	8/31/2033	400	441
[10]	BPCE SA	5.250%	4/16/2029	500	680
[10]	BPCE SA	2.500%	11/30/2032	400	517
[11]	BPCE SA	1.750%	2/2/2034	300	335
[6,12]	BPCE SA, 3M Australian Bank Bill Rate + 1.250%	4.965%	6/12/2030	470	316
[4]	Bread Financial Holdings Inc.	6.750%	5/15/2031	70	72
	Brown & Brown Inc.	4.700%	6/23/2028	736	745
	Brown & Brown Inc.	4.500%	3/15/2029	905	908
	Brown & Brown Inc.	4.900%	6/23/2030	1,357	1,376
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	232	236
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	1,580	1,593
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	3,110	3,122
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	1,100	1,118
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	1,510	1,564
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	2,310	2,342
15

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	830	856
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	3,331	3,357
	Capital One Financial Corp.	3.800%	1/31/2028	1,000	996
	Capital One Financial Corp.	5.468%	2/1/2029	750	770
	Capital One Financial Corp.	6.312%	6/8/2029	5,848	6,138
	Capital One Financial Corp.	5.700%	2/1/2030	2,752	2,861
	Capital One Financial Corp.	3.273%	3/1/2030	1,000	970
	Capital One Financial Corp.	5.247%	7/26/2030	422	435
	Capital One Financial Corp.	5.463%	7/26/2030	5,700	5,906
	Capital One Financial Corp.	4.493%	9/11/2031	1,146	1,144
	Capital One NA	5.974%	8/9/2028	550	571
	Charles Schwab Corp.	5.643%	5/19/2029	3,900	4,049
	Charles Schwab Corp.	6.196%	11/17/2029	2,420	2,559
	Charles Schwab Corp.	4.343%	11/14/2031	1,110	1,108
	Chubb INA Holdings LLC	4.650%	8/15/2029	1,557	1,592
[4]	Citadel Finance LLC	5.900%	2/10/2030	1,000	1,021
[4]	Citadel Securities Global Holdings LLC	5.500%	6/18/2030	900	924
	Citibank NA	5.803%	9/29/2028	1,250	1,311
	Citibank NA	4.838%	8/6/2029	1,638	1,676
	Citibank NA	4.914%	5/29/2030	1,127	1,159
	Citigroup Inc.	4.450%	9/29/2027	1,104	1,111
	Citigroup Inc.	3.887%	1/10/2028	840	838
	Citigroup Inc.	3.070%	2/24/2028	1,265	1,251
	Citigroup Inc.	3.668%	7/24/2028	1,424	1,415
	Citigroup Inc.	4.125%	7/25/2028	200	200
	Citigroup Inc.	3.520%	10/27/2028	594	589
	Citigroup Inc.	4.786%	3/4/2029	1,045	1,060
	Citigroup Inc.	4.075%	4/23/2029	340	340
	Citigroup Inc.	3.980%	3/20/2030	504	499
	Citigroup Inc.	4.542%	9/19/2030	6,150	6,196
	Citigroup Inc.	2.976%	11/5/2030	335	319
	Citigroup Inc.	2.666%	1/29/2031	815	763
	Citigroup Inc.	4.412%	3/31/2031	1,295	1,295
	Citigroup Inc.	4.952%	5/7/2031	2,374	2,424
	Citigroup Inc.	2.572%	6/3/2031	1,485	1,376
	Citigroup Inc.	4.503%	9/11/2031	3,512	3,521
	Citizens Financial Group Inc.	5.253%	3/5/2031	884	908
[10]	Close Brothers Finance plc	2.750%	10/19/2026	1,000	1,328
[10]	Close Brothers Finance plc	1.625%	12/3/2030	200	228
[10]	Close Brothers Group plc	7.750%	6/14/2028	300	427
	CNO Financial Group Inc.	5.250%	5/30/2029	614	623
	Comerica Inc.	5.982%	1/30/2030	820	856
[6,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	5.553%	10/25/2033	850	581
	Corebridge Financial Inc.	3.650%	4/5/2027	5,928	5,893
	Corebridge Financial Inc.	3.850%	4/5/2029	635	625
[11]	Credit Agricole Assurances SA	2.625%	1/29/2048	700	814
[4]	Credit Agricole SA	4.631%	9/11/2028	670	675
[11]	Credit Agricole SA	5.500%	8/28/2033	400	497
[11]	Credit Mutuel Arkea SA	4.810%	5/15/2035	300	367
[4]	Danske Bank A/S	5.427%	3/1/2028	1,546	1,570
[4]	Danske Bank A/S	5.705%	3/1/2030	2,470	2,567
[4]	Danske Bank A/S	5.019%	3/4/2031	200	204
	Deutsche Bank AG	5.706%	2/8/2028	1,230	1,250
	Deutsche Bank AG	5.373%	1/10/2029	1,240	1,265
	Deutsche Bank AG	6.720%	1/18/2029	2,008	2,102
	Deutsche Bank AG	6.819%	11/20/2029	3,548	3,782
	Deutsche Bank AG	5.297%	5/9/2031	2,566	2,629
	Deutsche Bank AG	4.950%	8/4/2031	5,499	5,557
[11]	Deutsche Bank AG	4.000%	6/24/2032	800	950
[4]	DNB Bank ASA	4.853%	11/5/2030	1,210	1,234
[4]	DNB Bank ASA	4.384%	11/4/2031	1,880	1,873
[9,14]	DPS Lehman Brothers Holdings	0.000%	8/19/2065	210	—
	Eaton Vance Corp.	3.500%	4/6/2027	6	6
[11]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	200	235
	Equifax Inc.	4.800%	9/15/2029	390	396
	Equifax Inc.	3.100%	5/15/2030	770	729
	Equitable Holdings Inc.	4.350%	4/20/2028	181	182
[4]	F&G Global Funding	1.750%	6/30/2026	590	583
[4]	Fair Isaac Corp.	5.250%	5/15/2026	135	135
[4]	Fair Isaac Corp.	4.000%	6/15/2028	110	109
16

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fidelity National Financial Inc.	4.500%	8/15/2028	20	20
	Fifth Third Bancorp	2.550%	5/5/2027	300	294
	Fifth Third Bancorp	3.950%	3/14/2028	1,612	1,609
	Fifth Third Bancorp	6.361%	10/27/2028	2,840	2,956
	Fifth Third Bancorp	6.339%	7/27/2029	4,386	4,618
	Fifth Third Bancorp	4.772%	7/28/2030	1,006	1,018
	Fifth Third Bancorp	4.895%	9/6/2030	2,990	3,039
	Fiserv Inc.	5.150%	3/15/2027	1,870	1,890
	Fiserv Inc.	5.450%	3/2/2028	1,800	1,843
	Fiserv Inc.	5.375%	8/21/2028	1,130	1,159
	Fiserv Inc.	3.500%	7/1/2029	1,920	1,862
	Fiserv Inc.	4.750%	3/15/2030	2,201	2,213
	Fiserv Inc.	2.650%	6/1/2030	500	461
[4]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	55	55
	GATX Corp.	5.400%	3/15/2027	820	832
	GATX Corp.	3.850%	3/30/2027	400	399
	GATX Corp.	4.550%	11/7/2028	66	67
	GATX Corp.	4.700%	4/1/2029	154	156
[4]	GGAM Finance Ltd.	8.000%	2/15/2027	80	82
[4]	GGAM Finance Ltd.	8.000%	6/15/2028	50	53
[4]	Global Atlantic Fin Co.	4.400%	10/15/2029	410	404
[4]	Global Atlantic Fin Co.	3.125%	6/15/2031	1,310	1,184
	Global Payments Inc.	2.150%	1/15/2027	3,230	3,161
	Goldman Sachs Group Inc.	2.640%	2/24/2028	2,267	2,232
	Goldman Sachs Group Inc.	3.615%	3/15/2028	2,437	2,423
	Goldman Sachs Group Inc.	3.691%	6/5/2028	850	846
	Goldman Sachs Group Inc.	4.482%	8/23/2028	1,500	1,510
	Goldman Sachs Group Inc.	4.153%	10/21/2029	6,840	6,838
	Goldman Sachs Group Inc.	6.484%	10/24/2029	1,600	1,698
	Goldman Sachs Group Inc.	5.727%	4/25/2030	1,735	1,812
	Goldman Sachs Group Inc.	5.049%	7/23/2030	2,098	2,150
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,490	1,510
	Goldman Sachs Group Inc.	5.207%	1/28/2031	3,510	3,625
	Goldman Sachs Group Inc.	5.218%	4/23/2031	1,239	1,279
	Goldman Sachs Group Inc.	4.369%	10/21/2031	5,335	5,323
	Golub Capital BDC Inc.	7.050%	12/5/2028	720	760
	Golub Capital BDC Inc.	6.000%	7/15/2029	551	564
	Golub Capital Private Credit Fund	5.875%	5/1/2030	1,254	1,274
	Horace Mann Educators Corp.	7.250%	9/15/2028	139	149
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	150	155
	HPS Corporate Lending Fund	5.450%	1/14/2028	3,030	3,065
[4]	HPS Corporate Lending Fund	4.900%	9/11/2028	482	479
	HPS Corporate Lending Fund	6.750%	1/30/2029	695	726
	HPS Corporate Lending Fund	6.250%	9/30/2029	347	359
[4]	HPS Corporate Lending Fund	5.850%	6/5/2030	3,156	3,196
	HSBC Holdings plc	4.041%	3/13/2028	1,241	1,239
	HSBC Holdings plc	5.597%	5/17/2028	1,930	1,967
	HSBC Holdings plc	4.755%	6/9/2028	1,714	1,728
	HSBC Holdings plc	5.210%	8/11/2028	700	712
	HSBC Holdings plc	2.013%	9/22/2028	649	626
	HSBC Holdings plc	7.390%	11/3/2028	3,105	3,282
	HSBC Holdings plc	5.130%	11/19/2028	1,760	1,793
	HSBC Holdings plc	4.899%	3/3/2029	2,090	2,120
	HSBC Holdings plc	6.161%	3/9/2029	1,641	1,708
	HSBC Holdings plc	4.583%	6/19/2029	118	119
	HSBC Holdings plc	2.206%	8/17/2029	1,690	1,607
	HSBC Holdings plc	5.546%	3/4/2030	2,755	2,855
	HSBC Holdings plc	3.973%	5/22/2030	1,005	993
	HSBC Holdings plc	5.286%	11/19/2030	2,341	2,415
	HSBC Holdings plc	5.130%	3/3/2031	1,670	1,710
	HSBC Holdings plc	5.240%	5/13/2031	8,075	8,318
	HSBC USA Inc.	4.650%	6/3/2028	500	508
	Huntington Bancshares Inc.	4.443%	8/4/2028	851	856
	Huntington Bancshares Inc.	6.208%	8/21/2029	3,800	3,985
	Huntington National Bank	4.871%	4/12/2028	2,356	2,376
	Huntington National Bank	4.552%	5/17/2028	300	302
	Huntington National Bank	5.650%	1/10/2030	1,453	1,522
	ING Groep NV	4.550%	10/2/2028	576	583
[11]	ING Groep NV	4.375%	8/15/2034	100	121
	Intercontinental Exchange Inc.	4.000%	9/15/2027	1,151	1,154
17

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intercontinental Exchange Inc.	3.625%	9/1/2028	3,215	3,192
	Jefferies Financial Group Inc.	5.875%	7/21/2028	740	769
	Jefferies Financial Group Inc.	4.150%	1/23/2030	432	426
	JPMorgan Chase & Co.	5.040%	1/23/2028	1,080	1,091
	JPMorgan Chase & Co.	3.782%	2/1/2028	2,105	2,100
	JPMorgan Chase & Co.	2.947%	2/24/2028	155	153
	JPMorgan Chase & Co.	5.571%	4/22/2028	1,800	1,836
	JPMorgan Chase & Co.	4.323%	4/26/2028	4,554	4,572
	JPMorgan Chase & Co.	3.540%	5/1/2028	760	756
	JPMorgan Chase & Co.	2.182%	6/1/2028	2,309	2,251
	JPMorgan Chase & Co.	4.979%	7/22/2028	1,604	1,627
	JPMorgan Chase & Co.	4.851%	7/25/2028	185	187
	JPMorgan Chase & Co.	4.505%	10/22/2028	1,460	1,475
	JPMorgan Chase & Co.	4.005%	4/23/2029	3,600	3,597
	JPMorgan Chase & Co.	2.069%	6/1/2029	752	718
	JPMorgan Chase & Co.	4.203%	7/23/2029	1,380	1,384
	JPMorgan Chase & Co.	5.299%	7/24/2029	750	772
	JPMorgan Chase & Co.	6.087%	10/23/2029	910	959
	JPMorgan Chase & Co.	5.012%	1/23/2030	1,560	1,600
	JPMorgan Chase & Co.	5.581%	4/22/2030	2,620	2,733
	JPMorgan Chase & Co.	3.702%	5/6/2030	1,125	1,108
	JPMorgan Chase & Co.	4.565%	6/14/2030	807	816
	JPMorgan Chase & Co.	4.995%	7/22/2030	4,688	4,812
	JPMorgan Chase & Co.	4.603%	10/22/2030	1,810	1,835
	JPMorgan Chase & Co.	5.140%	1/24/2031	3,840	3,969
	JPMorgan Chase & Co.	4.493%	3/24/2031	870	877
	JPMorgan Chase & Co.	5.103%	4/22/2031	1,239	1,279
	JPMorgan Chase & Co.	4.255%	10/22/2031	2,325	2,317
	KeyCorp	2.550%	10/1/2029	530	500
[11]	Kommunalkredit Austria AG	5.250%	3/28/2029	500	615
	Lloyds Banking Group plc	3.750%	3/18/2028	550	548
	Lloyds Banking Group plc	3.574%	11/7/2028	566	561
	Lloyds Banking Group plc	4.818%	6/13/2029	1,131	1,150
[6,12]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	5.728%	3/17/2029	640	435
	LPL Holdings Inc.	5.700%	5/20/2027	565	576
	LPL Holdings Inc.	5.200%	3/15/2030	1,534	1,570
[4]	Lseg US Fin Corp.	4.875%	3/28/2027	740	748
	M&T Bank Corp.	4.553%	8/16/2028	3,946	3,967
	M&T Bank Corp.	7.413%	10/30/2029	5,321	5,771
	M&T Bank Corp.	5.400%	7/30/2035	2,887	2,917
[12]	Macquarie Bank Ltd.	6.082%	6/7/2032	310	210
[6,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.850%	5.491%	2/20/2035	390	263
[6,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	5.619%	3/1/2034	590	400
[6,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	6.391%	6/7/2032	20	14
	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	501	495
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	3,661	3,711
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	2,320	2,341
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	4,040	4,121
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	1,760	1,729
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	600	609
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	160	164
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	1,300	1,336
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	1,320	1,354
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	810	834
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	2,170	2,236
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	270	278
	Mitsubishi UFJ Financial Group Inc.	4.527%	9/12/2031	3,422	3,438
	Mizuho Financial Group Inc.	5.667%	5/27/2029	823	852
	Morgan Stanley	3.950%	4/23/2027	892	891
	Morgan Stanley	2.475%	1/21/2028	2,875	2,829
	Morgan Stanley	5.652%	4/13/2028	1,076	1,097
	Morgan Stanley	4.210%	4/20/2028	900	902
[6]	Morgan Stanley	3.591%	7/22/2028	1,610	1,599
	Morgan Stanley	6.296%	10/18/2028	3,100	3,219
	Morgan Stanley	3.772%	1/24/2029	1,000	994
	Morgan Stanley	5.123%	2/1/2029	2,160	2,205
	Morgan Stanley	5.164%	4/20/2029	6,440	6,586
	Morgan Stanley	5.449%	7/20/2029	1,120	1,156
	Morgan Stanley	4.133%	10/18/2029	2,555	2,553
	Morgan Stanley	6.407%	11/1/2029	940	996
18

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.173%	1/16/2030	1,300	1,335
	Morgan Stanley	5.656%	4/18/2030	2,620	2,730
	Morgan Stanley	5.042%	7/19/2030	3,763	3,860
	Morgan Stanley	5.230%	1/15/2031	4,010	4,133
	Morgan Stanley	2.699%	1/22/2031	406	381
	Morgan Stanley	5.192%	4/17/2031	2,842	2,930
	Morgan Stanley	4.356%	10/22/2031	1,534	1,529
	Morgan Stanley Bank NA	4.952%	1/14/2028	283	286
	Morgan Stanley Bank NA	5.504%	5/26/2028	1,070	1,091
	Morgan Stanley Bank NA	4.968%	7/14/2028	5,543	5,621
	Morgan Stanley Bank NA	5.016%	1/12/2029	4,010	4,085
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	5,400	5,437
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	2,460	2,467
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	8,780	8,898
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	1,236	1,238
	Nasdaq Inc.	5.350%	6/28/2028	950	980
	National Bank of Canada	5.600%	12/18/2028	740	773
	National Bank of Canada	4.500%	10/10/2029	810	819
[4]	National Securities Clearing Corp.	4.900%	6/26/2029	2,030	2,086
	NatWest Group plc	3.073%	5/22/2028	340	336
	NatWest Group plc	5.516%	9/30/2028	625	641
	NatWest Group plc	4.892%	5/18/2029	430	437
	NatWest Group plc	5.076%	1/27/2030	820	838
	NatWest Group plc	4.445%	5/8/2030	225	226
	NatWest Group plc	4.964%	8/15/2030	2,329	2,377
	NatWest Group plc	5.115%	5/23/2031	480	492
[10]	NatWest Group plc	2.105%	11/28/2031	831	1,102
	NMI Holdings Inc.	6.000%	8/15/2029	375	389
	Nomura Holdings Inc.	5.594%	7/2/2027	1,802	1,841
	Nomura Holdings Inc.	5.386%	7/6/2027	600	610
	Nomura Holdings Inc.	5.842%	1/18/2028	690	712
	Nomura Holdings Inc.	6.070%	7/12/2028	977	1,019
	Nomura Holdings Inc.	3.103%	1/16/2030	618	587
	Nomura Holdings Inc.	4.904%	7/1/2030	1,140	1,157
	Nomura Holdings Inc.	2.679%	7/16/2030	1,252	1,157
	Northern Trust Corp.	4.150%	11/19/2030	274	274
	Northern Trust Corp.	3.375%	5/8/2032	1,080	1,065
[4]	Nuveen LLC	5.550%	1/15/2030	560	583
	OneMain Finance Corp.	3.875%	9/15/2028	40	39
	OneMain Finance Corp.	6.625%	5/15/2029	215	223
[4]	Panther Escrow Issuer LLC	7.125%	6/1/2031	20	21
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/2027	540	546
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.400%	7/1/2027	395	396
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	70	72
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	1,378	1,435
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/2030	1,058	1,090
[4]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	285	303
	PNC Bank NA	4.429%	7/21/2028	3,870	3,896
	PNC Bank NA	2.700%	10/22/2029	1,110	1,048
	PNC Financial Services Group Inc.	5.582%	6/12/2029	5,144	5,334
	PNC Financial Services Group Inc.	5.492%	5/14/2030	2,828	2,944
	PNC Financial Services Group Inc.	5.222%	1/29/2031	2,165	2,242
	PNC Financial Services Group Inc.	4.899%	5/13/2031	5,511	5,642
	Principal Financial Group Inc.	3.700%	5/15/2029	291	286
	Principal Financial Group Inc.	2.125%	6/15/2030	450	410
	Progressive Corp.	3.200%	3/26/2030	404	391
[11]	Raiffeisen Bank International AG	2.875%	6/18/2032	600	700
[11]	Raiffeisen Bank International AG	1.375%	6/17/2033	400	450
	Regions Financial Corp.	5.722%	6/6/2030	6,546	6,821
	Reinsurance Group of America Inc.	3.150%	6/15/2030	260	246
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	695	689
[4]	Rocket Cos. Inc.	6.125%	8/1/2030	270	279
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/2026	140	138
	Royal Bank of Canada	6.000%	11/1/2027	1,870	1,941
	Royal Bank of Canada	4.900%	1/12/2028	1,260	1,286
	Royal Bank of Canada	4.522%	10/18/2028	3,685	3,719
	Royal Bank of Canada	4.965%	1/24/2029	964	981
	Royal Bank of Canada	4.969%	8/2/2030	5,390	5,519
	Royal Bank of Canada	4.650%	10/18/2030	1,451	1,471
	Royal Bank of Canada	5.153%	2/4/2031	5,650	5,816
19

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royal Bank of Canada	4.970%	5/2/2031	3,936	4,027
	Royal Bank of Canada	4.305%	11/3/2031	1,410	1,403
[4]	Ryan Specialty LLC	5.875%	8/1/2032	30	31
	Santander UK Group Holdings plc	4.320%	9/22/2029	1,627	1,628
[4]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	10	10
	Sixth Street Lending Partners	6.500%	3/11/2029	1,561	1,617
	Sixth Street Lending Partners	5.750%	1/15/2030	900	912
	Sixth Street Lending Partners	6.125%	7/15/2030	1,699	1,744
	Sixth Street Specialty Lending Inc.	2.500%	8/1/2026	300	297
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	580	599
[11]	Skandinaviska Enskilda Banken AB	5.000%	8/17/2033	345	424
[4]	Starwood Property Trust Inc.	7.250%	4/1/2029	10	11
[4]	Starwood Property Trust Inc.	6.000%	4/15/2030	75	77
[4]	Starwood Property Trust Inc.	6.500%	10/15/2030	55	57
	State Street Bank & Trust Co.	4.782%	11/23/2029	1,990	2,048
	State Street Corp.	4.543%	4/24/2028	255	257
	State Street Corp.	4.834%	4/24/2030	570	587
	State Street Corp.	3.031%	11/1/2034	1,544	1,457
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	1,260	1,298
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	324	321
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	570	594
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	470	444
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	1,294	1,339
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	800	829
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	650	592
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/2030	660	701
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	1,375	1,389
[11]	Swedbank AB	3.625%	8/23/2032	300	356
	Synovus Bank	5.625%	2/15/2028	840	857
	Synovus Bank / Columbus GA	5.957%	1/15/2036	673	678
	Synovus Financial Corp.	6.168%	11/1/2030	2,852	2,961
[11]	Talanx AG	2.250%	12/5/2047	700	811
	Toronto-Dominion Bank	5.156%	1/10/2028	1,496	1,531
	Toronto-Dominion Bank	4.861%	1/31/2028	4,410	4,484
	Toronto-Dominion Bank	5.523%	7/17/2028	850	881
	Toronto-Dominion Bank	4.783%	12/17/2029	2,870	2,937
	Toronto-Dominion Bank	4.808%	6/3/2030	1,166	1,190
[11]	Triodos Bank NV	4.875%	9/12/2029	800	971
	Truist Bank	4.420%	7/24/2028	6,770	6,808
	Truist Financial Corp.	4.873%	1/26/2029	2,073	2,105
	Truist Financial Corp.	7.161%	10/30/2029	1,430	1,542
	Truist Financial Corp.	5.435%	1/24/2030	552	571
	Truist Financial Corp.	5.071%	5/20/2031	2,867	2,944
	UBS AG	4.864%	1/10/2028	605	610
	UBS AG	5.650%	9/11/2028	2,970	3,100
[4]	UBS Group AG	4.282%	1/9/2028	2,210	2,213
[4]	UBS Group AG	4.253%	3/23/2028	610	610
[4]	UBS Group AG	3.869%	1/12/2029	940	935
[4]	UBS Group AG	4.151%	12/23/2029	8,890	8,878
[4]	UBS Group AG	5.428%	2/8/2030	5,890	6,086
[4]	UBS Group AG	3.126%	8/13/2030	1,000	958
[4]	UBS Group AG	5.617%	9/13/2030	1,000	1,045
[4]	UBS Group AG	4.398%	9/23/2031	4,715	4,693
[11]	UniCredit SpA	5.375%	4/16/2034	300	372
	US Bancorp	4.548%	7/22/2028	1,443	1,455
	US Bancorp	4.653%	2/1/2029	1,571	1,590
	US Bancorp	5.775%	6/12/2029	3,500	3,638
	US Bancorp	5.384%	1/23/2030	980	1,015
	US Bancorp	5.046%	2/12/2031	4,658	4,786
	US Bancorp	5.083%	5/15/2031	3,541	3,649
[4]	UWM Holdings LLC	6.625%	2/1/2030	30	30
	Verisk Analytics Inc.	4.125%	3/15/2029	340	339
	Verisk Analytics Inc.	4.500%	8/15/2030	1,836	1,854
[11]	Volksbank Wien AG	5.750%	6/21/2034	100	122
[14]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/2011	517	—
	Wells Fargo & Co.	4.300%	7/22/2027	800	803
	Wells Fargo & Co.	4.900%	1/24/2028	800	807
	Wells Fargo & Co.	3.526%	3/24/2028	1,465	1,455
	Wells Fargo & Co.	5.707%	4/22/2028	1,130	1,153
	Wells Fargo & Co.	3.584%	5/22/2028	6,015	5,975
20

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	2.393%	6/2/2028	2,509	2,451
	Wells Fargo & Co.	4.808%	7/25/2028	2,658	2,687
	Wells Fargo & Co.	5.574%	7/25/2029	3,570	3,694
	Wells Fargo & Co.	4.078%	9/15/2029	1,146	1,145
	Wells Fargo & Co.	6.303%	10/23/2029	750	793
	Wells Fargo & Co.	5.198%	1/23/2030	1,605	1,653
	Wells Fargo & Co.	2.879%	10/30/2030	600	571
	Wells Fargo & Co.	5.244%	1/24/2031	3,180	3,291
	Wells Fargo & Co.	4.478%	4/4/2031	1,800	1,811
	Wells Fargo & Co.	5.150%	4/23/2031	1,609	1,660
[6,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	4.871%	11/11/2027	1,200	810
[6,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.670%	5.257%	7/10/2034	400	270
[6,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	5.465%	4/3/2034	300	204
	Willis North America Inc.	4.650%	6/15/2027	725	731
	Willis North America Inc.	4.500%	9/15/2028	490	494
	Willis North America Inc.	2.950%	9/15/2029	506	482
					744,850
Health Care (6.9%)
[4]	1261229 BC Ltd.	10.000%	4/15/2032	115	120
	AbbVie Inc.	4.800%	3/15/2029	14,970	15,342
	AbbVie Inc.	3.200%	11/21/2029	5,790	5,616
	Agilent Technologies Inc.	4.200%	9/9/2027	3,845	3,865
	Amgen Inc.	3.200%	11/2/2027	363	359
	Amgen Inc.	5.150%	3/2/2028	7,430	7,603
	Amgen Inc.	1.650%	8/15/2028	825	778
	Amgen Inc.	2.450%	2/21/2030	968	903
	Amgen Inc.	5.250%	3/2/2030	1,860	1,929
	Ascension Health	4.078%	11/15/2028	1,395	1,401
	Ascension Health	4.294%	11/15/2030	2,325	2,330
	Astrazeneca Finance LLC	4.850%	2/26/2029	3,565	3,660
	Baxter International Inc.	1.915%	2/1/2027	3,275	3,196
	Baxter International Inc.	3.950%	4/1/2030	2,750	2,679
	Baxter International Inc.	4.900%	12/15/2030	625	629
[11]	Bayer AG	6.625%	9/25/2083	100	125
	Becton Dickinson & Co.	3.700%	6/6/2027	4,120	4,105
	Becton Dickinson & Co.	4.693%	2/13/2028	755	765
	Becton Dickinson & Co.	4.874%	2/8/2029	1,550	1,581
	Becton Dickinson & Co.	5.081%	6/7/2029	945	970
	Cardinal Health Inc.	3.410%	6/15/2027	40	40
	Cardinal Health Inc.	5.125%	2/15/2029	1,500	1,544
	Cardinal Health Inc.	5.000%	11/15/2029	2,020	2,075
	Cencora Inc.	3.450%	12/15/2027	1,593	1,579
	Cencora Inc.	4.625%	12/15/2027	95	96
	Cencora Inc.	2.800%	5/15/2030	550	518
	Centene Corp.	4.625%	12/15/2029	3,026	2,934
	Centene Corp.	3.375%	2/15/2030	1,430	1,316
[4]	Charles River Laboratories International Inc.	3.750%	3/15/2029	155	150
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	44	48
	Cigna Group	3.400%	3/1/2027	2,000	1,987
	Cigna Group	4.375%	10/15/2028	1,530	1,544
	Cigna Group	4.500%	9/15/2030	1,775	1,787
	CommonSpirit Health	4.352%	9/1/2030	880	877
	CVS Health Corp.	3.625%	4/1/2027	4,105	4,083
	CVS Health Corp.	1.300%	8/21/2027	3,352	3,206
	CVS Health Corp.	4.300%	3/25/2028	3,673	3,687
	CVS Health Corp.	5.000%	1/30/2029	1,800	1,839
	CVS Health Corp.	5.400%	6/1/2029	1,670	1,729
	CVS Health Corp.	3.250%	8/15/2029	2,525	2,437
	CVS Health Corp.	5.125%	2/21/2030	1,148	1,179
	CVS Health Corp.	1.750%	8/21/2030	1,505	1,337
[4]	DaVita Inc.	4.625%	6/1/2030	50	49
	Elevance Health Inc.	5.150%	6/15/2029	900	928
	Elevance Health Inc.	2.875%	9/15/2029	280	267
	Elevance Health Inc.	4.750%	2/15/2030	1,565	1,596
	Elevance Health Inc.	2.250%	5/15/2030	1,085	996
[4]	Endo Finance Holdings Inc.	8.500%	4/15/2031	15	16
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	4,425	4,554
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	1,665	1,670
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	595	608
21

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	2,772	2,931
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	2,340	2,383
	Gilead Sciences Inc.	4.800%	11/15/2029	445	457
	HCA Inc.	4.500%	2/15/2027	2,423	2,428
	HCA Inc.	5.000%	3/1/2028	590	601
	HCA Inc.	5.625%	9/1/2028	265	273
	HCA Inc.	5.875%	2/1/2029	700	729
	HCA Inc.	3.375%	3/15/2029	270	263
	HCA Inc.	5.250%	3/1/2030	990	1,022
	HCA Inc.	3.500%	9/1/2030	4,435	4,265
	HCA Inc.	4.300%	11/15/2030	1,665	1,658
[4]	Highmark Inc.	1.450%	5/10/2026	1,012	1,001
	Humana Inc.	5.750%	3/1/2028	2,185	2,253
[4]	IQVIA Inc.	5.000%	10/15/2026	135	135
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	1,880	1,791
	McKesson Corp.	4.650%	5/30/2030	3,385	3,444
[4]	Medline Borrower LP	5.250%	10/1/2029	260	261
[4]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/2029	20	21
	Merck & Co. Inc.	4.150%	3/15/2031	1,855	1,849
[4,11]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	2.875%	4/30/2028	200	228
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	70	68
	Pfizer Inc.	4.200%	11/15/2030	2,835	2,847
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/2028	12,840	13,009
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	510	479
	Quest Diagnostics Inc.	4.600%	12/15/2027	770	779
	Quest Diagnostics Inc.	4.200%	6/30/2029	425	426
	Quest Diagnostics Inc.	4.625%	12/15/2029	880	895
	Quest Diagnostics Inc.	2.950%	6/30/2030	360	340
	Revvity Inc.	3.300%	9/15/2029	605	583
[4]	Roche Holdings Inc.	4.790%	3/8/2029	3,920	4,016
	Royalty Pharma plc	1.750%	9/2/2027	1,000	963
	Royalty Pharma plc	2.200%	9/2/2030	460	417
[4]	Star Parent Inc.	9.000%	10/1/2030	40	43
	Stryker Corp.	4.250%	9/11/2029	1,000	1,005
	Stryker Corp.	4.850%	2/10/2030	835	857
	Stryker Corp.	1.950%	6/15/2030	750	681
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	333	341
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	1,305	1,192
	Tenet Healthcare Corp.	4.250%	6/1/2029	38	37
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	243	240
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	20	20
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	10	10
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	130	135
	UnitedHealth Group Inc.	4.400%	6/15/2028	575	581
	UnitedHealth Group Inc.	3.875%	12/15/2028	160	160
	UnitedHealth Group Inc.	4.250%	1/15/2029	660	664
	UnitedHealth Group Inc.	4.000%	5/15/2029	1,395	1,393
	UnitedHealth Group Inc.	4.800%	1/15/2030	360	369
	UnitedHealth Group Inc.	4.650%	1/15/2031	1,620	1,654
	Utah Acquisition Sub Inc.	3.950%	6/15/2026	1,995	1,989
	Zimmer Biomet Holdings Inc.	4.700%	2/19/2027	3,000	3,025
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	1,345	1,390
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	4,200	4,335
					177,568
Industrials (4.9%)
[4]	Air Canada	3.875%	8/15/2026	800	797
	Allegion plc	3.500%	10/1/2029	492	480
[4]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/2030	35	36
[4]	Allison Transmission Inc.	4.750%	10/1/2027	60	60
[4]	American Airlines Inc.	7.250%	2/15/2028	130	133
	Amphenol Corp.	3.800%	11/15/2027	2,108	2,107
	Amphenol Corp.	3.900%	11/15/2028	993	992
	Amphenol Corp.	4.125%	11/15/2030	1,611	1,602
[12]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	1,090	696
[4]	BAE Systems plc	5.000%	3/26/2027	1,190	1,204
[4]	BAE Systems plc	5.125%	3/26/2029	1,910	1,965
	Boeing Co.	2.750%	2/1/2026	5,400	5,392
	Boeing Co.	2.196%	2/4/2026	4,979	4,970
	Boeing Co.	5.040%	5/1/2027	295	298
22

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	6.259%	5/1/2027	910	934
	Boeing Co.	3.250%	2/1/2028	1,185	1,165
	Boeing Co.	3.450%	11/1/2028	821	804
	Boeing Co.	3.200%	3/1/2029	1,530	1,483
	Boeing Co.	6.298%	5/1/2029	3,404	3,615
	Boeing Co.	5.150%	5/1/2030	11,289	11,599
	Boeing Co.	6.388%	5/1/2031	1,102	1,196
[12]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/2030	310	200
[4]	BWX Technologies Inc.	4.125%	6/30/2028	170	167
	Canadian Pacific Railway Co.	4.000%	6/1/2028	1,135	1,136
	Canadian Pacific Railway Co.	2.050%	3/5/2030	130	119
	Carrier Global Corp.	2.722%	2/15/2030	1,110	1,046
[11]	CIMIC Finance Ltd.	1.500%	5/28/2029	600	657
[4]	Clean Harbors Inc.	5.125%	7/15/2029	105	105
	CNH Industrial Capital LLC	4.550%	4/10/2028	1,200	1,208
	CNH Industrial Capital LLC	5.500%	1/12/2029	930	960
[4]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	505	512
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	530	540
[4]	Daimler Truck Finance North America LLC	5.400%	9/20/2028	1,050	1,083
[4]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	2,835	2,917
	Deere Funding Canada Corp.	4.150%	10/9/2030	2,049	2,048
[4,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/2028	3,965	3,989
	Eaton Capital ULC	4.450%	5/9/2030	1,400	1,415
[4]	Entegris Inc.	4.375%	4/15/2028	105	104
[4]	Entegris Inc.	4.750%	4/15/2029	120	120
	FedEx Corp.	3.400%	2/15/2028	544	536
[4]	Garda World Security Corp.	6.500%	1/15/2031	70	72
[4]	Garda World Security Corp.	8.250%	8/1/2032	50	51
[4]	Garda World Security Corp.	8.375%	11/15/2032	70	71
[4]	Gates Corp.	6.875%	7/1/2029	190	197
	General Electric Co.	4.300%	7/29/2030	1,151	1,161
[4]	Herc Holdings Inc.	7.000%	6/15/2030	35	37
[4]	Herc Holdings Inc.	5.750%	3/15/2031	50	51
	Hillenbrand Inc.	6.250%	2/15/2029	105	108
	Honeywell International Inc.	4.875%	9/1/2029	560	575
	Honeywell International Inc.	4.700%	2/1/2030	1,046	1,069
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	1,179	1,167
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	92	87
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	1,970	2,035
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	876	868
	Ingersoll Rand Inc.	5.197%	6/15/2027	2,090	2,124
	Ingersoll Rand Inc.	5.400%	8/14/2028	300	310
	Ingersoll Rand Inc.	5.176%	6/15/2029	2,010	2,078
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	62	63
	John Deere Capital Corp.	4.500%	1/16/2029	799	812
	Keysight Technologies Inc.	5.350%	7/30/2030	1,350	1,408
	L3Harris Technologies Inc.	5.400%	1/15/2027	2,790	2,830
	L3Harris Technologies Inc.	4.400%	6/15/2028	23	23
	L3Harris Technologies Inc.	5.050%	6/1/2029	2,110	2,167
	L3Harris Technologies Inc.	2.900%	12/15/2029	722	686
	Lennox International Inc.	1.700%	8/1/2027	200	193
	Lockheed Martin Corp.	4.150%	8/15/2028	806	811
	Lockheed Martin Corp.	4.500%	2/15/2029	1,160	1,178
	Lockheed Martin Corp.	4.400%	8/15/2030	1,617	1,633
[4]	Mueller Water Products Inc.	4.000%	6/15/2029	100	97
	Nordson Corp.	4.500%	12/15/2029	1,600	1,612
	Northrop Grumman Corp.	3.200%	2/1/2027	2,650	2,632
	Northrop Grumman Corp.	3.250%	1/15/2028	1,006	993
	Northrop Grumman Corp.	4.600%	2/1/2029	6,044	6,137
	Northrop Grumman Corp.	4.400%	5/1/2030	1,944	1,960
	Northrop Grumman Corp.	4.650%	7/15/2030	1,630	1,659
	Otis Worldwide Corp.	5.250%	8/16/2028	1,315	1,355
	Otis Worldwide Corp.	2.565%	2/15/2030	1,138	1,065
	Parker-Hannifin Corp.	3.250%	6/14/2029	760	739
	Paychex Inc.	5.100%	4/15/2030	610	628
[12]	Qantas Airways Ltd.	3.150%	9/27/2028	1,500	952
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	35	36
	Regal Rexnord Corp.	6.050%	4/15/2028	465	481
	RELX Capital Inc.	4.750%	3/27/2030	1,100	1,121
	Republic Services Inc.	4.875%	4/1/2029	910	932
23

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic Services Inc.	4.750%	7/15/2030	660	676
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	45	44
	RTX Corp.	3.125%	5/4/2027	985	975
	RTX Corp.	4.125%	11/16/2028	125	125
	RTX Corp.	5.750%	1/15/2029	780	816
	RTX Corp.	7.500%	9/15/2029	280	312
	RTX Corp.	6.000%	3/15/2031	2,560	2,757
	Ryder System Inc.	2.850%	3/1/2027	1,167	1,152
	Ryder System Inc.	5.300%	3/15/2027	830	842
	Ryder System Inc.	5.650%	3/1/2028	350	361
	Ryder System Inc.	5.250%	6/1/2028	735	755
	Ryder System Inc.	6.300%	12/1/2028	3,250	3,443
	Ryder System Inc.	5.375%	3/15/2029	1,310	1,356
	Ryder System Inc.	4.300%	12/1/2030	663	660
	Southwest Airlines Co.	5.125%	6/15/2027	2,331	2,360
	Southwest Airlines Co.	3.450%	11/16/2027	541	533
	Spirit AeroSystems Inc.	4.600%	6/15/2028	45	45
[4]	TransDigm Inc.	6.750%	8/15/2028	230	234
[4]	TransDigm Inc.	6.375%	3/1/2029	320	330
[4]	TransDigm Inc.	6.375%	5/31/2033	95	97
	Tyco Electronics Group SA	4.625%	2/1/2030	660	673
[5]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/2029	48	49
	Veralto Corp.	5.350%	9/18/2028	410	423
[4]	WESCO Distribution Inc.	6.375%	3/15/2029	100	103
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	810	828
					126,603
Materials (1.7%)
	Air Products & Chemicals Inc.	4.600%	2/8/2029	385	392
[4]	Alcoa Nederland Holding BV	6.125%	5/15/2028	15	15
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	1,907	1,933
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	1,090	1,119
	ArcelorMittal SA	6.550%	11/29/2027	131	136
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.250%	1/30/2031	70	72
	Berry Global Inc.	1.650%	1/15/2027	1,075	1,048
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	1,800	1,852
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	333	334
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	130	124
[4]	Chemours Co.	5.750%	11/15/2028	85	83
[4]	Chemours Co.	4.625%	11/15/2029	40	36
[4]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	15	15
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	1,621	1,605
	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	500	475
	CRH America Finance Inc.	4.400%	2/9/2031	1,233	1,234
	Eastman Chemical Co.	4.500%	12/1/2028	302	305
	Eastman Chemical Co.	5.000%	8/1/2029	1,135	1,158
[4]	Element Solutions Inc.	3.875%	9/1/2028	210	205
	Freeport Indonesia PT	4.763%	4/14/2027	890	892
	Freeport-McMoRan Inc.	4.375%	8/1/2028	650	650
	Freeport-McMoRan Inc.	4.250%	3/1/2030	560	556
[4]	Glencore Funding LLC	4.907%	4/1/2028	1,320	1,343
[4]	Glencore Funding LLC	5.371%	4/4/2029	1,320	1,362
[4]	Graphic Packaging International LLC	1.512%	4/15/2026	120	119
[4]	Graphic Packaging International LLC	4.750%	7/15/2027	495	493
[4]	Graphic Packaging International LLC	3.500%	3/15/2028	10	10
[4]	Graphic Packaging International LLC	3.750%	2/1/2030	10	9
[4]	Hudbay Minerals Inc.	4.500%	4/1/2026	45	45
[4]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	120	120
[4]	JH North America Holdings Inc.	5.875%	1/31/2031	90	92
[4]	Magnera Corp.	7.250%	11/15/2031	190	187
	Mosaic Co.	5.375%	11/15/2028	570	588
	Mosaic Co.	4.350%	1/15/2029	1,170	1,173
[4]	Novelis Corp.	4.750%	1/30/2030	60	58
	Nutrien Ltd.	4.500%	3/12/2027	740	744
	Nutrien Ltd.	5.200%	6/21/2027	2,115	2,150
	Nutrien Ltd.	4.900%	3/27/2028	1,845	1,878
	Nutrien Ltd.	4.200%	4/1/2029	565	564
	Nutrien Ltd.	2.950%	5/13/2030	740	700
[4]	Olympus Water US Holding Corp.	7.250%	2/15/2033	235	236
	Owens Corning	5.500%	6/15/2027	730	745
24

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Owens Corning	3.500%	2/15/2030	1,100	1,065
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	95	95
	PPG Industries Inc.	4.375%	3/15/2031	2,320	2,318
[4]	Quikrete Holdings Inc.	6.375%	3/1/2032	85	88
	Rio Tinto Finance USA plc	4.500%	3/14/2028	210	212
	Rio Tinto Finance USA plc	4.875%	3/14/2030	1,890	1,942
	RPM International Inc.	3.750%	3/15/2027	2,010	2,001
[4]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/2028	215	219
	Sherwin-Williams Co.	4.550%	3/1/2028	675	683
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	1,450	1,496
[4]	SNF Group SACA	3.125%	3/15/2027	430	423
	Steel Dynamics Inc.	4.000%	12/15/2028	4,580	4,575
	Suzano Austria GmbH	6.000%	1/15/2029	657	676
[4]	Trivium Packaging Finance BV	8.250%	7/15/2030	36	38
	Vulcan Materials Co.	4.950%	12/1/2029	546	560
	WestRock MWV LLC	8.200%	1/15/2030	790	899
[4]	WR Grace Holdings LLC	5.625%	8/15/2029	60	57
	WRKCo Inc.	4.000%	3/15/2028	300	299
					44,501
Real Estate (2.9%)
	Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	71	71
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1,179	1,107
	American Homes 4 Rent LP	4.250%	2/15/2028	459	460
	American Homes 4 Rent LP	4.900%	2/15/2029	130	132
	American Homes 4 Rent LP	4.950%	6/15/2030	1,310	1,336
	American Tower Corp.	2.750%	1/15/2027	1,178	1,162
	American Tower Corp.	3.550%	7/15/2027	575	571
	American Tower Corp.	3.600%	1/15/2028	284	281
	American Tower Corp.	5.800%	11/15/2028	510	532
	American Tower Corp.	3.950%	3/15/2029	1,400	1,388
	American Tower Corp.	2.900%	1/15/2030	1,038	986
[11]	Aroundtown SA	3.500%	5/13/2030	800	929
	AvalonBay Communities Inc.	2.300%	3/1/2030	649	602
	AvalonBay Communities Inc.	4.350%	12/1/2030	700	701
[11]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/2028	600	674
[10]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/2028	100	127
	Boston Properties LP	2.750%	10/1/2026	492	487
	Boston Properties LP	6.750%	12/1/2027	620	649
	Boston Properties LP	4.500%	12/1/2028	280	282
	Boston Properties LP	3.400%	6/21/2029	270	261
	Brandywine Operating Partnership LP	8.875%	4/12/2029	225	242
	Brandywine Operating Partnership LP	6.125%	1/15/2031	25	24
	Brixmor Operating Partnership LP	3.900%	3/15/2027	335	334
	Brixmor Operating Partnership LP	2.250%	4/1/2028	240	230
	Brixmor Operating Partnership LP	4.125%	5/15/2029	941	937
	Camden Property Trust	3.150%	7/1/2029	500	483
	COPT Defense Properties LP	2.000%	1/15/2029	637	595
	COPT Defense Properties LP	4.500%	10/15/2030	824	820
	Crown Castle Inc.	4.000%	3/1/2027	210	210
	Crown Castle Inc.	2.900%	3/15/2027	1,070	1,055
	Crown Castle Inc.	3.650%	9/1/2027	48	48
	Crown Castle Inc.	5.000%	1/11/2028	1,950	1,980
	Crown Castle Inc.	3.800%	2/15/2028	330	327
	Crown Castle Inc.	4.900%	9/1/2029	350	355
	Crown Castle Inc.	3.100%	11/15/2029	446	425
	CubeSmart LP	2.250%	12/15/2028	1,599	1,519
	CubeSmart LP	4.375%	2/15/2029	854	856
[11]	Deutsche EuroShop AG	4.500%	10/15/2030	100	118
	Digital Realty Trust LP	5.550%	1/15/2028	4,750	4,882
	Digital Realty Trust LP	4.450%	7/15/2028	175	176
	Digital Realty Trust LP	3.600%	7/1/2029	1,717	1,683
	DOC DR LLC	4.300%	3/15/2027	1,212	1,214
	DOC DR LLC	3.950%	1/15/2028	271	270
[11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/2027	400	466
[11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	500	599
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	5,290	5,306
	Equinix Inc.	1.800%	7/15/2027	650	629
	Equinix Inc.	2.000%	5/15/2028	400	382
	Equinix Inc.	3.200%	11/18/2029	914	878
25

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinix Inc.	2.150%	7/15/2030	360	327
	ERP Operating LP	3.000%	7/1/2029	160	154
	ERP Operating LP	2.500%	2/15/2030	314	295
	Essex Portfolio LP	3.625%	5/1/2027	360	359
	Essex Portfolio LP	1.700%	3/1/2028	300	285
	Essex Portfolio LP	3.000%	1/15/2030	420	399
	Extra Space Storage LP	5.700%	4/1/2028	1,880	1,943
	Extra Space Storage LP	4.000%	6/15/2029	240	238
	Extra Space Storage LP	5.500%	7/1/2030	1,169	1,217
	Federal Realty OP LP	3.250%	7/15/2027	323	319
	Federal Realty OP LP	3.200%	6/15/2029	430	415
	Federal Realty OP LP	3.500%	6/1/2030	250	242
[12]	GAIF Bond Issuer Pty Ltd.	1.900%	12/14/2028	670	410
	Healthcare Realty Holdings LP	3.750%	7/1/2027	695	690
	Healthcare Realty Holdings LP	3.100%	2/15/2030	600	569
	Healthpeak OP LLC	1.350%	2/1/2027	700	680
	Healthpeak OP LLC	2.125%	12/1/2028	200	189
	Healthpeak OP LLC	3.500%	7/15/2029	847	824
	Healthpeak OP LLC	3.000%	1/15/2030	620	588
	Highwoods Realty LP	3.875%	3/1/2027	762	757
	Highwoods Realty LP	4.125%	3/15/2028	390	386
	Highwoods Realty LP	4.200%	4/15/2029	1,036	1,019
	Highwoods Realty LP	3.050%	2/15/2030	887	825
	Host Hotels & Resorts LP	4.250%	12/15/2028	285	285
	Host Hotels & Resorts LP	3.375%	12/15/2029	130	125
	Hudson Pacific Properties LP	3.950%	11/1/2027	55	53
	Hudson Pacific Properties LP	5.950%	2/15/2028	65	64
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	262	249
	Kilroy Realty LP	4.750%	12/15/2028	1,374	1,381
	Kilroy Realty LP	4.250%	8/15/2029	316	310
	Kilroy Realty LP	3.050%	2/15/2030	658	611
	Kimco Realty OP LLC	2.700%	10/1/2030	526	493
	Mid-America Apartments LP	3.950%	3/15/2029	716	712
	Mid-America Apartments LP	2.750%	3/15/2030	211	200
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	160	116
[4]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	205	219
	NNN REIT Inc.	4.300%	10/15/2028	60	60
	NNN REIT Inc.	2.500%	4/15/2030	820	761
	Omega Healthcare Investors Inc.	4.500%	4/1/2027	150	151
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	380	383
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	1,559	1,508
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	452	460
[4]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/2030	30	31
	Piedmont Operating Partnership LP	6.875%	7/15/2029	590	627
	Prologis LP	3.875%	9/15/2028	13	13
[11]	Public Property Invest A/S	4.625%	3/12/2030	400	483
	Realty Income Corp.	3.200%	1/15/2027	205	203
	Realty Income Corp.	4.750%	2/15/2029	2,160	2,198
	Realty Income Corp.	4.000%	7/15/2029	380	378
	Realty Income Corp.	3.400%	1/15/2030	140	136
[11]	Realty Income Corp.	4.875%	7/6/2030	519	648
	Rexford Industrial Realty LP	5.000%	6/15/2028	1,025	1,043
	Sabra Health Care LP	3.900%	10/15/2029	1,103	1,080
	SBA Communications Corp.	3.875%	2/15/2027	220	218
	Service Properties Trust	5.500%	12/15/2027	175	172
[4]	Service Properties Trust	0.000%	9/30/2028	170	154
	Store Capital LLC	4.500%	3/15/2028	180	180
	Sun Communities Operating LP	2.300%	11/1/2028	100	95
	UDR Inc.	3.200%	1/15/2030	200	192
	Ventas Realty LP	4.400%	1/15/2029	200	201
	Ventas Realty LP	3.000%	1/15/2030	200	190
	Welltower OP LLC	2.050%	1/15/2029	1,390	1,311
	Welltower OP LLC	4.125%	3/15/2029	638	639
	Welltower OP LLC	4.500%	7/1/2030	3,150	3,184
	Weyerhaeuser Co.	6.950%	10/1/2027	151	158
[4]	XHR LP	4.875%	6/1/2029	20	20
[4]	XHR LP	6.625%	5/15/2030	25	26
					74,632
26

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Technology (5.3%)
	Accenture Capital Inc.	4.050%	10/4/2029	1,248	1,252
	Applied Materials Inc.	4.800%	6/15/2029	707	724
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/2028	350	347
	Broadcom Inc.	5.050%	7/12/2027	2,865	2,915
	Broadcom Inc.	1.950%	2/15/2028	702	674
	Broadcom Inc.	4.150%	2/15/2028	1,850	1,857
	Broadcom Inc.	4.110%	9/15/2028	2,328	2,334
	Broadcom Inc.	4.750%	4/15/2029	890	907
	Broadcom Inc.	5.050%	7/12/2029	3,465	3,568
	Broadcom Inc.	4.350%	2/15/2030	2,698	2,716
	Broadcom Inc.	5.000%	4/15/2030	3,320	3,418
	Broadcom Inc.	4.200%	10/15/2030	1,034	1,033
	Cadence Design Systems Inc.	4.300%	9/10/2029	2,220	2,231
[4]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	65	55
[4]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	15	13
[4]	Cloud Software Group Inc.	6.500%	3/31/2029	131	133
[4]	Cloud Software Group Inc.	8.250%	6/30/2032	200	209
	Cotiviti Corp.	7.625%	5/1/2031	260	252
	Dell International LLC / EMC Corp.	6.100%	7/15/2027	310	318
	Dell International LLC / EMC Corp.	5.250%	2/1/2028	3,245	3,318
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	1,560	1,583
	Dell International LLC / EMC Corp.	4.150%	2/15/2029	1,977	1,975
	Dell International LLC / EMC Corp.	5.300%	10/1/2029	2,480	2,559
	Dell International LLC / EMC Corp.	4.350%	2/1/2030	2,787	2,789
	Dell International LLC / EMC Corp.	5.000%	4/1/2030	2,740	2,806
	Dell International LLC / EMC Corp.	4.500%	2/15/2031	2,682	2,680
	DXC Technology Co.	1.800%	9/15/2026	760	747
	DXC Technology Co.	2.375%	9/15/2028	940	886
[4]	Ellucian Holdings Inc.	6.500%	12/1/2029	60	61
[4]	Foundry JV Holdco LLC	5.900%	1/25/2030	660	691
[4]	Foundry JV Holdco LLC	5.500%	1/25/2031	5,300	5,472
[4]	Foundry JV Holdco LLC	6.150%	1/25/2032	3,942	4,175
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	3,661	3,662
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	1,737	1,746
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	2,762	2,764
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	4,437	4,463
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	2,066	2,059
	HP Inc.	3.000%	6/17/2027	650	640
	HP Inc.	4.750%	1/15/2028	83	84
[4]	Imola Merger Corp.	4.750%	5/15/2029	255	252
	Intel Corp.	3.750%	3/25/2027	150	149
	Intel Corp.	3.750%	8/5/2027	4,460	4,436
	Intel Corp.	2.450%	11/15/2029	4,704	4,389
	Intel Corp.	5.125%	2/10/2030	2,970	3,045
	Intel Corp.	3.900%	3/25/2030	1,443	1,414
	International Business Machines Corp.	3.500%	5/15/2029	750	735
[4]	Kioxia Holdings Corp.	6.250%	7/24/2030	50	51
	Leidos Inc.	4.375%	5/15/2030	220	220
	Microchip Technology Inc.	4.900%	3/15/2028	2,116	2,146
	Microchip Technology Inc.	5.050%	2/15/2030	1,782	1,818
	Motorola Solutions Inc.	4.850%	8/15/2030	2,300	2,346
	NXP BV / NXP Funding LLC	5.550%	12/1/2028	29	30
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	8/19/2028	1,126	1,130
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/2029	535	536
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/2030	960	926
	Oracle Corp.	2.800%	4/1/2027	1,300	1,275
	Oracle Corp.	3.250%	11/15/2027	1,150	1,126
	Oracle Corp.	2.300%	3/25/2028	450	429
	Oracle Corp.	4.500%	5/6/2028	1,501	1,500
	Oracle Corp.	4.800%	8/3/2028	2,860	2,873
	Oracle Corp.	4.200%	9/27/2029	7,002	6,863
	Oracle Corp.	4.450%	9/26/2030	2,547	2,490
[4]	Rocket Software Inc.	9.000%	11/28/2028	240	247
	Roper Technologies Inc.	4.250%	9/15/2028	961	965
	Roper Technologies Inc.	4.450%	9/15/2030	1,273	1,278
	Skyworks Solutions Inc.	1.800%	6/1/2026	7,875	7,793
[4]	SS&C Technologies Inc.	5.500%	9/30/2027	410	410
	Synopsys Inc.	4.550%	4/1/2027	1,780	1,793
	Synopsys Inc.	4.650%	4/1/2028	1,160	1,176
27

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Synopsys Inc.	4.850%	4/1/2030	2,790	2,848
	Teledyne Technologies Inc.	2.250%	4/1/2028	677	651
[4]	UKG Inc.	6.875%	2/1/2031	300	309
	VMware LLC	3.900%	8/21/2027	1,120	1,120
	VMware LLC	1.800%	8/15/2028	2,767	2,617
	VMware LLC	4.700%	5/15/2030	2,387	2,425
	Western Digital Corp.	4.750%	2/15/2026	73	73
	Workday Inc.	3.500%	4/1/2027	1,350	1,342
	Workday Inc.	3.700%	4/1/2029	377	372
	X Corp.	9.500%	10/29/2029	200	199
					135,913
Utilities (5.7%)
	AEP Texas Inc.	5.450%	5/15/2029	1,560	1,615
	AES Corp.	5.450%	6/1/2028	555	568
	Alabama Power Co.	4.300%	3/15/2031	2,280	2,288
[4]	Alliant Energy Finance LLC	5.400%	6/6/2027	560	567
	Ameren Corp.	1.950%	3/15/2027	1,084	1,059
	Ameren Corp.	1.750%	3/15/2028	690	656
	Ameren Corp.	5.000%	1/15/2029	6,980	7,137
	American Electric Power Co. Inc.	5.750%	11/1/2027	916	944
	American Electric Power Co. Inc.	5.200%	1/15/2029	1,130	1,165
	American Electric Power Co. Inc.	5.800%	3/15/2056	920	913
	Arizona Public Service Co.	2.600%	8/15/2029	720	681
[12]	Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	420	272
[12]	AusNet Services Holdings Pty Ltd.	4.400%	8/16/2027	790	524
[12]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/2028	740	485
[4]	California Buyer Ltd / Atlantica Sustainable Infrastructure plc	6.375%	2/15/2032	70	70
[4]	Calpine Corp.	4.500%	2/15/2028	110	110
[4]	Calpine Corp.	4.625%	2/1/2029	135	135
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	800	826
	CenterPoint Energy Inc.	5.400%	6/1/2029	3,003	3,111
	CenterPoint Energy Inc.	2.950%	3/1/2030	437	414
[4]	Clearway Energy Operating LLC	4.750%	3/15/2028	230	229
	Comision Federal de Electricidad	5.700%	1/24/2030	1,512	1,535
	Consumers Energy Co.	4.600%	5/30/2029	1,103	1,121
	Consumers Energy Co.	4.500%	1/15/2031	900	910
	Dominion Energy Inc.	4.600%	5/15/2028	4,480	4,534
	Dominion Energy Inc.	4.250%	6/1/2028	64	64
	Dominion Energy Inc.	3.375%	4/1/2030	1,620	1,562
	Dominion Energy Inc.	6.000%	2/15/2056	2,350	2,365
	DTE Electric Co.	2.250%	3/1/2030	690	642
	DTE Energy Co.	4.950%	7/1/2027	1,530	1,550
	DTE Energy Co.	4.875%	6/1/2028	2,410	2,452
	DTE Energy Co.	5.100%	3/1/2029	2,660	2,727
	DTE Energy Co.	3.400%	6/15/2029	905	880
	DTE Energy Co.	2.950%	3/1/2030	1,710	1,620
	Duke Energy Carolinas LLC	6.000%	12/1/2028	8	8
	Duke Energy Corp.	5.000%	12/8/2027	700	714
	Duke Energy Corp.	4.300%	3/15/2028	1,095	1,101
	Duke Energy Corp.	3.400%	6/15/2029	530	517
	Duke Energy Corp.	2.450%	6/1/2030	1,000	928
[4]	Electricite de France SA	5.700%	5/23/2028	310	320
[4]	Electricite de France SA	4.500%	9/21/2028	200	202
[4]	Enel Finance International NV	4.125%	9/30/2028	1,060	1,058
	Entergy Corp.	1.900%	6/15/2028	430	408
	Entergy Corp.	2.800%	6/15/2030	1,250	1,170
	Essential Utilities Inc.	4.800%	8/15/2027	770	779
	Eversource Energy	2.900%	3/1/2027	1,658	1,635
	Eversource Energy	4.600%	7/1/2027	1,100	1,108
	Eversource Energy	5.450%	3/1/2028	1,670	1,712
	Exelon Corp.	5.150%	3/15/2028	3,200	3,270
	Exelon Corp.	5.150%	3/15/2029	940	967
	Exelon Corp.	4.050%	4/15/2030	2,550	2,527
	FirstEnergy Corp.	3.900%	7/15/2027	615	613
	FirstEnergy Corp.	2.650%	3/1/2030	2,540	2,368
	FirstEnergy Corp.	2.250%	9/1/2030	822	744
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	540	551
[4]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	1,230	1,230
[4]	FirstEnergy Transmission LLC	2.866%	9/15/2028	1,009	976
28

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FirstEnergy Transmission LLC	4.550%	1/15/2030	610	615
[11]	Iberdrola International BV	1.450%	Perpetual	400	462
[4]	ITC Holdings Corp.	4.950%	9/22/2027	765	775
	ITC Holdings Corp.	3.350%	11/15/2027	886	876
[4]	Jersey Central Power & Light Co.	4.150%	1/15/2029	1,657	1,655
[4]	Jersey Central Power & Light Co.	4.400%	1/15/2031	1,430	1,425
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	350	350
	National Fuel Gas Co.	5.500%	3/15/2030	1,390	1,433
	National Grid plc	5.602%	6/12/2028	1,020	1,053
[12]	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	1,270	794
	Nevada Power Co.	6.250%	5/15/2055	160	161
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/2027	870	852
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	1,000	1,011
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	1,790	1,811
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	1,390	1,416
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	1,380	1,269
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	930	960
	NiSource Inc.	5.250%	3/30/2028	1,630	1,672
	NiSource Inc.	5.200%	7/1/2029	3,315	3,417
	NiSource Inc.	3.600%	5/1/2030	250	243
[4]	NRG Energy Inc.	5.750%	7/15/2029	40	40
	OGE Energy Corp.	5.450%	5/15/2029	500	518
[4]	Ohio Edison Co.	4.950%	12/15/2029	2,250	2,300
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	320	308
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	960	921
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	1,790	1,804
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	800	813
	Pacific Gas & Electric Co.	2.100%	8/1/2027	586	568
	Pacific Gas & Electric Co.	5.550%	5/15/2029	3,090	3,189
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	260	256
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	1,001	998
	PG&E Recovery Funding LLC	5.045%	7/15/2034	660	670
	Pinnacle West Capital Corp.	4.900%	5/15/2028	650	662
	Pinnacle West Capital Corp.	5.150%	5/15/2030	680	701
	PPL Capital Funding Inc.	4.125%	4/15/2030	1,400	1,391
[4]	PSEG Power LLC	5.200%	5/15/2030	1,525	1,560
	Public Service Electric & Gas Co.	2.450%	1/15/2030	450	423
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	2,440	2,516
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	2,740	2,862
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	1,400	1,440
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	1,250	1,279
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	2,340	2,075
[4]	Rayburn Country Securitization LLC	2.307%	12/1/2032	192	182
	Sempra	6.625%	4/1/2055	546	552
	Southern California Edison Co.	4.875%	2/1/2027	1,920	1,933
	Southern California Edison Co.	5.300%	3/1/2028	760	776
	Southern California Edison Co.	5.650%	10/1/2028	830	859
	Southern Co.	5.113%	8/1/2027	2,425	2,463
	Southern Co.	1.750%	3/15/2028	30	29
	Southern Co.	4.850%	6/15/2028	2,060	2,097
	Southern Co.	3.700%	4/30/2030	1,320	1,289
	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	970	971
	Southwestern Electric Power Co.	4.100%	9/15/2028	640	640
[10]	SW Finance I plc	6.640%	3/31/2026	270	364
[10]	SW Finance I plc	1.625%	3/30/2027	379	488
[10]	SW Finance I plc	2.375%	5/28/2028	200	252
[10]	SW Finance I plc	7.750%	10/31/2031	100	143
	Tampa Electric Co.	4.900%	3/1/2029	1,170	1,195
	Union Electric Co.	2.950%	3/15/2030	570	543
[11]	Veolia Environnement SA	1.625%	Perpetual	100	116
[12]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/2028	600	376
[4]	Vistra Operations Co. LLC	5.050%	12/30/2026	390	393
[4]	Vistra Operations Co. LLC	4.300%	10/15/2028	770	770
[4]	Vistra Operations Co. LLC	4.600%	10/15/2030	700	699
	WEC Energy Group Inc.	5.150%	10/1/2027	1,045	1,066
	WEC Energy Group Inc.	1.375%	10/15/2027	810	775
	WEC Energy Group Inc.	4.750%	1/15/2028	1,680	1,705
	Wisconsin Electric Power Co.	3.950%	3/1/2029	680	680
	Wisconsin Electric Power Co.	4.150%	10/15/2030	1,150	1,149
	Xcel Energy Inc.	1.750%	3/15/2027	1,175	1,144
29

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xcel Energy Inc.	4.000%	6/15/2028	1,320	1,320
	Xcel Energy Inc.	2.600%	12/1/2029	200	188
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	170	168
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	15	16
[10]	Yorkshire Water Finance plc	1.750%	11/26/2026	600	789
					146,311
Total Corporate Bonds (Cost $1,948,017)					1,982,728
Floating Rate Loan Interests (0.3%)
[6]	American Airlines Inc. Term Loan B, TSFR3M + 3.250%	7.134%	5/28/2032	50	50
[6]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	6.134%	4/20/2028	97	98
[6]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.066%	8/19/2028	73	73
[6]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	7.966%	9/19/2030	80	80
[6]	Athenahealth Group Inc. Term Loan B, TSFR1M + 2.750%	6.466%	2/15/2029	104	104
[6]	Bausch & Lomb Corp. Term Loan B, TSFR1M + 4.250%	7.966%	1/15/2031	489	490
[6]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	6.922%	9/12/2032	55	55
[6]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.500%	6.120%	10/16/2031	227	228
[6]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.500%	7.206%	8/30/2032	35	35
[6]	Champ Acquisition Corp. Term Loan B, TSFR1M + 4.000%	7.716%	11/25/2031	15	15
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.216%	5/6/2030	89	90
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	6.466%	1/28/2032	459	459
[6]	Cotiviti Corp. Term Loan, TSFR1M + 2.750%	6.623%	3/26/2032	90	86
[6,15]	Dayforce Inc.	—%	8/20/2032	300	299
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 3.750%	7.466%	4/23/2031	303	301
[6]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.500%	6.172%	8/15/2030	42	42
[6]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.500%	6.172%	8/15/2030	8	8
[6]	Froneri Lux Finco Sarl Term Loan, TSFR6M + 2.250%	6.122%	9/30/2032	65	65
[6]	Frontier Communications Corp. Term Loan B, TSFR1M + 2.500%	6.236%	7/1/2031	30	30
[6]	Gryphon Acquire Newco LLC Term Loan B, TSFR6M + 3.000%	6.854%	9/13/2032	280	282
[6]	Lavender Dutch Borrower Co. BV Term Loan, TSFR6M + 3.250%	6.935%	12/2/2032	145	146
[6]	LifePoint Health Inc. Term Loan B-1, TSFR1M + 3.500%	7.335%	5/19/2031	148	148
[6]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.716%	3/1/2029	108	100
[6]	Opal Bidco SAS Term Loan B-4, TSFR3M + 3.000%	6.686%	4/28/2032	469	471
[6]	Orion US Finco Inc. Term Loan, TSFR3M + 3.500%	7.427%	10/8/2032	280	281
[6]	Qnity Electronics Inc. Term Loan B, TSFR6M + 2.000%	5.804%	11/1/2032	45	45
[6]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.466%	11/28/2028	5	5
[6]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.500%	6.500%	7/9/2032	340	340
[6]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 2.500%	6.216%	7/31/2031	103	103
[6]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	5.422%	11/5/2028	380	382
[6]	SS&C Technologies Inc. Term Loan B-8, TSFR1M + 2.000%	5.716%	5/9/2031	52	53
[6]	TK Elevator Midco GmbH Term Loan B, TSFR6M + 2.750%	6.947%	4/30/2030	60	60
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.422%	5/6/2032	454	459
[6]	Western Digital Corp. Term Loan A-3, TSFR1M + 1.500%	5.418%	1/7/2027	2,843	2,857
Total Floating Rate Loan Interests (Cost $8,282)					8,340
Sovereign Bonds (3.3%)
[11]	Arab Republic of Egypt	4.750%	4/16/2026	153	180
	Baiterek National Managing Holding JSC	5.450%	5/8/2028	800	814
	Banque Ouest Africaine de Developpement	5.000%	7/27/2027	230	229
	Corp. Andina de Fomento	4.750%	4/1/2026	704	705
[4]	Corp. Financiera de Desarrollo SA	2.400%	9/28/2027	50	48
	Corp. Financiera de Desarrollo SA	2.400%	9/28/2027	1,000	967
	Dominican Republic	6.000%	7/19/2028	209	214
	Dominican Republic	5.500%	2/22/2029	504	511
	Dominican Republic	4.500%	1/30/2030	150	146
[4]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	6,200	6,314
	Eagle Funding Luxco Sarl	5.500%	8/17/2030	1,908	1,943
	Fondo MIVIVIENDA SA	4.625%	4/12/2027	258	259
	Kingdom of Morocco	2.375%	12/15/2027	905	870
[4]	Kingdom of Saudi Arabia	5.125%	1/13/2028	3,754	3,832
	Kingdom of Saudi Arabia	5.125%	1/13/2028	4,844	4,948
[4]	Korea Electric Power Corp.	5.375%	7/31/2026	1,480	1,492
[4]	Korea National Oil Corp.	4.125%	9/30/2027	1,291	1,294
[4]	KSA Sukuk Ltd.	5.250%	6/4/2027	6,003	6,108
	KSA Sukuk Ltd.	5.250%	6/4/2027	700	712
	KSA Sukuk Ltd.	4.303%	1/19/2029	200	201
[16]	Magyar Export-Import Bank Zrt	6.125%	12/4/2027	600	616
[16]	MFB Magyar Fejlesztesi Bank Zrt	6.500%	6/29/2028	413	430
[4]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	1,008	1,033
30

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Perusahaan Penerbit SBSN Indonesia III	4.500%	12/1/2030	1,165	1,166
[11]	Republic of Chile	0.100%	1/26/2027	120	137
	Republic of Chile	2.750%	1/31/2027	1,000	984
	Republic of Chile	3.240%	2/6/2028	230	226
	Republic of Chile	4.850%	1/22/2029	1,530	1,561
[11]	Republic of Chile	1.440%	2/1/2029	300	338
	Republic of Hungary	6.125%	5/22/2028	2,214	2,297
	Republic of Hungary	5.250%	6/16/2029	400	408
[11]	Republic of Korea	0.000%	10/15/2026	257	296
	Republic of Paraguay	5.000%	4/15/2026	203	203
[5]	Republic of Paraguay	4.950%	4/28/2031	319	324
	Republic of Peru	2.844%	6/20/2030	1,455	1,368
	Republic of Peru	2.783%	1/23/2031	3,518	3,250
	Republic of Poland	4.875%	2/12/2030	1,774	1,828
[11]	Republic of Serbia	3.125%	5/15/2027	2,052	2,399
[11]	Republic of Serbia	1.000%	9/23/2028	200	219
[11]	Republic of Serbia	1.500%	6/26/2029	775	844
	Republic of Serbia	2.125%	12/1/2030	708	620
	Republic of South Africa	4.300%	10/12/2028	287	285
	Republic of South Africa	4.850%	9/30/2029	1,384	1,385
	Republic of Uzbekistan	7.850%	10/12/2028	1,005	1,077
[4,11]	Republic of Uzbekistan	5.100%	2/25/2029	461	560
	Sharjah Sukuk Program Ltd.	3.854%	4/3/2026	769	766
[11]	State of Israel	1.500%	1/16/2029	88	98
	State of Israel	5.375%	3/12/2029	1,041	1,070
	State of Israel	2.500%	1/15/2030	1,500	1,389
	State of Israel	5.375%	2/19/2030	1,740	1,796
	State of Israel	2.750%	7/3/2030	369	343
	Sultanate of Oman	4.750%	6/15/2026	2,375	2,376
[11]	United Mexican States	3.500%	9/19/2029	2,070	2,424
	United Mexican States	6.000%	5/13/2030	763	800
	United Mexican States	4.750%	3/22/2031	9,747	9,632
	United Mexican States	2.659%	5/24/2031	1,029	916
	United Mexican States	4.750%	4/27/2032	670	652
	United Mexican States	5.850%	7/2/2032	5,868	6,029
Total Sovereign Bonds (Cost $82,490)					83,932
Taxable Municipal Bonds (0.0%)
[17]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/2029	425	444
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/2035	95	94
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	815	790
Total Taxable Municipal Bonds (Cost $1,346)					1,328
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[18]	Vanguard Market Liquidity Fund (Cost $13,743)	3.780%		137,432	13,743
31

Short-Term Investment-Grade Portfolio
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.300% Annually	GSI	1/28/2026	3.300%	6,300	1
Total Options Purchased (Cost $30)					1
Total Investments (98.9%) (Cost $2,499,832)					2,537,827
Other Assets and Liabilities—Net (1.1%)					29,329
Net Assets (100%)					2,567,156
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $511 have been segregated as collateral for open forward currency contracts.
2	Securities with a value of $1,829 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $677 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $307,055, representing 12.0% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of December 31, 2025.
9	Security value determined using significant unobservable inputs.
10	Face amount denominated in British pounds.
11	Face amount denominated in euro.
12	Face amount denominated in Australian dollars.
13	Guaranteed by the Republic of Azerbaijan.
14	Non-income-producing security—security in default.
15	Represents an unsettled loan as of December 31, 2025. The coupon rate is not known until the settlement date.
16	Guaranteed by the Republic of Hungary.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
ABS—Asset-Backed Security.
ARM—Adjustable Rate Mortgage.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year CDX-NA-IG-S45-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	1/21/2026	0.700%	26,647	(1)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.790% Annually	GSI	1/28/2026	3.790%	6,300	(34)
Total Options Written (Premiums Received $55)					(35)
GSI—Goldman Sachs International.
SOFR—Secured Overnight Financing Rate.

32

Short-Term Investment-Grade Portfolio
Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	119	24,846	6
5-Year U.S. Treasury Note	March 2026	622	67,988	(56)
				(50)

Short Futures Contracts
10-Year Japanese Government Bond	March 2026	(4)	(3,381)	28
10-Year U.S. Treasury Note	March 2026	(172)	(19,339)	73
AUD 3-Year Treasury Bond	March 2026	(38)	(2,663)	(4)
Euro-Bobl	March 2026	(86)	(11,740)	45
Euro-Schatz	March 2026	(58)	(7,279)	5
Long Gilt	March 2026	(7)	(862)	(7)
Ultra 10-Year U.S. Treasury Note	March 2026	(4)	(460)	3
				143
				93

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	3/18/2026	EUR	789	USD	922	9	—
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	362	USD	424	3	—
UBS AG	3/18/2026	JPY	10,682	USD	69	—	(1)
Toronto-Dominion Bank	3/18/2026	USD	8,881	AUD	13,419	—	(75)
State Street Bank & Trust Co.	3/18/2026	USD	209	AUD	314	—	(1)
Toronto-Dominion Bank	3/18/2026	USD	29,102	EUR	24,883	—	(248)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	1,271	EUR	1,086	—	(9)
State Street Bank & Trust Co.	3/18/2026	USD	637	EUR	540	—	(1)
Toronto-Dominion Bank	3/18/2026	USD	6,711	GBP	5,042	—	(84)
State Street Bank & Trust Co.	3/18/2026	USD	114	GBP	84	—	—
State Street Bank & Trust Co.	3/18/2026	USD	87	GBP	65	—	—
Wells Fargo Bank N.A.	3/18/2026	USD	104	JPY	16,004	1	—
						13	(419)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
At December 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $13 in connection with open forward currency contracts.
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S45-V1	12/21/2030	USD	30,000	1.000	688	30
Republic of Chile	12/21/2030	USD	101	1.000	3	1
Republic of Indonesia	12/21/2030	USD	1,638	1.000	23	6
					714	37
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
33

Short-Term Investment-Grade Portfolio
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/22/2026	N/A	40,000	3.432[1]	(3.731)[2]	(9)	(9)
12/22/2027	N/A	20,000	3.731[3]	(3.278)[4]	17	17
1/30/2036	1/30/2026[5]	2,970	0.000[3]	(3.550)[4]	64	64
1/30/2036	1/30/2026[5]	2,970	3.549[4]	(0.000)[3]	(64)	(64)
					8	8
1 Interest payment received/(paid) at maturity.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) at maturity.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Interest payment received/(paid) annually.
5 Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make periodic net payments beginning on a specified future effective date.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Short-Term Investment-Grade Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,486,089)	2,524,084
Affiliated Issuers (Cost $13,743)	13,743
Total Investments in Securities	2,537,827
Investment in Vanguard	60
Cash	92
Foreign Currency, at Value (Cost $507)	508
Receivables for Investment Securities Sold	264
Receivables for Accrued Income	29,534
Receivables for Capital Shares Issued	839
Variation Margin Receivable—Centrally Cleared Swap Contracts	4
Unrealized Appreciation—Forward Currency Contracts	13
Total Assets	2,569,141
Liabilities
Payables for Investment Securities Purchased	1,001
Payables for Capital Shares Redeemed	354
Payables to Vanguard	157
Options Written, at Value (Premiums Received $55)	35
Variation Margin Payable—Futures Contracts	19
Unrealized Depreciation—Forward Currency Contracts	419
Total Liabilities	1,985
Net Assets	2,567,156
At December 31, 2025, net assets consisted of:

Paid-in Capital	2,525,860
Total Distributable Earnings (Loss)	41,296
Net Assets	2,567,156

Net Assets
Applicable to 240,568,999 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,567,156
Net Asset Value Per Share	$10.67

See accompanying Notes, which are an integral part of the Financial Statements.
35

Short-Term Investment-Grade Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Interest[1]	116,724
Total Income	116,724
Expenses
The Vanguard Group—Note B
Investment Advisory Services	466
Management and Administrative	2,700
Marketing and Distribution	143
Custodian Fees	86
Auditing Fees	40
Shareholders’ Reports and Proxy Fees	50
Trustees’ Fees and Expenses	1
Other Expenses	16
Total Expenses	3,502
Net Investment Income	113,222
Realized Net Gain (Loss)
Investment Securities Sold[1]	6,147
Futures Contracts	(999)
Options Purchased	93
Options Written	239
Swap Contracts	1,318
Forward Currency Contracts	(3,870)
Foreign Currencies	(69)
Realized Net Gain (Loss)	2,859
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	50,385
Futures Contracts	(298)
Options Purchased	(83)
Options Written	199
Swap Contracts	(183)
Forward Currency Contracts	(964)
Foreign Currencies	30
Change in Unrealized Appreciation (Depreciation)	49,086
Net Increase (Decrease) in Net Assets Resulting from Operations	165,167
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $902, $6, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Short-Term Investment-Grade Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	113,222	93,588
Realized Net Gain (Loss)	2,859	(7,824)
Change in Unrealized Appreciation (Depreciation)	49,086	18,594
Net Increase (Decrease) in Net Assets Resulting from Operations	165,167	104,358
Distributions
Total Distributions	(101,121)	(77,519)
Capital Share Transactions
Issued	652,435	534,613
Issued in Lieu of Cash Distributions	101,121	77,519
Redeemed	(615,487)	(453,501)
Net Increase (Decrease) from Capital Share Transactions	138,069	158,631
Total Increase (Decrease)	202,115	185,470
Net Assets
Beginning of Period	2,365,041	2,179,571
End of Period	2,567,156	2,365,041

See accompanying Notes, which are an integral part of the Financial Statements.
37

Short-Term Investment-Grade Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.42	$10.31	$9.92	$10.78	$11.12
Investment Operations
Net Investment Income[1]	.473	.436	.342	.202	.166
Net Realized and Unrealized Gain (Loss) on Investments	.220	.053	.259	(.815)	(.216)
Total from Investment Operations	.693	.489	.601	(.613)	(.050)
Distributions
Dividends from Net Investment Income	(.443)	(.379)	(.211)	(.167)	(.233)
Distributions from Realized Capital Gains	—	—	—	(.080)	(.057)
Total Distributions	(.443)	(.379)	(.211)	(.247)	(.290)
Net Asset Value, End of Period	$10.67	$10.42	$10.31	$9.92	$10.78
Total Return	6.85%	4.89%	6.16%	-5.72%	-0.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,567	$2,365	$2,180	$2,155	$2,288
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[2]	0.14%[2]	0.14%[2]	0.14%
Ratio of Net Investment Income to Average Net Assets	4.53%	4.25%	3.43%	2.00%	1.52%
Portfolio Turnover Rate	104%	72%[3]	99%[3]	86%[3]	78%[3]
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 2%, 5%, 10%, and 5%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
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Short-Term Investment-Grade Portfolio
Notes to Financial Statements
The Short-Term Investment-Grade Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
5. Options: The portfolio invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the portfolio loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended December 31, 2025, the portfolio’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The portfolio had no open options contracts on futures at December 31, 2025.
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Short-Term Investment-Grade Portfolio
6. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended December 31, 2025, the portfolio’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the portfolio’s average investments in long and short futures contracts represented 4% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended December 31, 2025, the portfolio’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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Short-Term Investment-Grade Portfolio
9. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into interest rate swap transactions to adjust the portfolio’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The portfolio enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The portfolio enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended December 31, 2025, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 5% of net assets, based on the average of notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in
41

Short-Term Investment-Grade Portfolio
Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC. The portfolio’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the portfolio had contributed to Vanguard capital in the amount of $60,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Short-Term Investment-Grade Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	283,841	—	283,841
Asset-Backed/Commercial Mortgage-Backed Securities	—	163,654	260	163,914
Corporate Bonds	—	1,982,728	—	1,982,728
Floating Rate Loan Interests	—	8,340	—	8,340
Sovereign Bonds	—	83,932	—	83,932
Taxable Municipal Bonds	—	1,328	—	1,328
Temporary Cash Investments	13,743	—	—	13,743
Options Purchased	—	1	—	1
Total	13,743	2,523,824	260	2,537,827
Derivative Financial Instruments
Assets
Futures Contracts[1]	160	—	—	160
Forward Currency Contracts	—	13	—	13
Swap Contracts[1]	—	118	—	118
Total	160	131	—	291
Liabilities
Options Written	—	(35)	—	(35)
Futures Contracts[1]	(67)	—	—	(67)
Forward Currency Contracts	—	(419)	—	(419)
Swap Contracts[1]	—	(73)	—	(73)
Total	(67)	(527)	—	(594)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At December 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	1	—	—	1
Unrealized Appreciation—Futures Contracts[1]	160	—	—	160
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	81	—	37	118
Unrealized Appreciation—Forward Currency Contracts	—	13	—	13
Total Assets	242	13	37	292

Options Written, at Value	(34)	—	(1)	(35)
Unrealized Depreciation—Futures Contracts[1]	(67)	—	—	(67)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(73)	—	—	(73)
Unrealized Depreciation—Forward Currency Contracts	—	(419)	—	(419)
Total Liabilities	(174)	(419)	(1)	(594)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Short-Term Investment-Grade Portfolio
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(999)	—	—	(999)
Options Purchased	(199)	—	292	93
Options Written	219	—	20	239
Swap Contracts	(103)	—	1,421	1,318
Forward Currency Contracts	—	(3,870)	—	(3,870)
Realized Net Gain (Loss) on Derivatives	(1,082)	(3,870)	1,733	(3,219)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(298)	—	—	(298)
Options Purchased	(83)	—	—	(83)
Options Written	174	—	25	199
Swap Contracts	(71)	—	(112)	(183)
Forward Currency Contracts	—	(964)	—	(964)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(278)	(964)	(87)	(1,329)
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	105,672
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	36,358
Capital Loss Carryforwards	(100,734)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	41,296
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	101,121	77,519
Long-Term Capital Gains	—	—
Total	101,121	77,519
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,501,469
Gross Unrealized Appreciation	39,554
Gross Unrealized Depreciation	(3,196)
Net Unrealized Appreciation (Depreciation)	36,358
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Short-Term Investment-Grade Portfolio
F.	During the year ended December 31, 2025, the portfolio purchased $1,204,385,000 of investment securities and sold $998,635,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,469,178,000 and $1,545,126,000, respectively.
G.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	62,417	51,897
Issued in Lieu of Cash Distributions	9,933	7,752
Redeemed	(58,695)	(44,109)
Net Increase (Decrease) in Shares Outstanding	13,655	15,540
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 29% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
45

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Short-Term Investment-Grade Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Short-Term Investment-Grade Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, agent brokers and brokers; when replies were not received from agent brokers and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
46

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $10,724,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
Q690ST 022026
47

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Small Company Growth Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	18
Tax information	19

Small Company Growth Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.2%)
Communication Services (3.1%)
*	Ziff Davis Inc.	340,176	11,957
*	Cargurus Inc.	299,974	11,504
*	Roku Inc.	44,975	4,879
*	AST SpaceMobile Inc.	59,120	4,294
*	Lumen Technologies Inc.	460,623	3,579
*	Yelp Inc.	54,566	1,658
*	ZipRecruiter Inc. Class A	348,566	1,359
*	Bumble Inc. Class A	307,594	1,098
*	Magnite Inc.	65,017	1,055
*	EverQuote Inc. Class A	37,812	1,021
*	Globalstar Inc.	10,796	659
*	Anterix Inc.	16,657	364
*	Optimum Communications Inc. Class A	208,164	344
	Playtika Holding Corp.	87,056	344
*	fuboTV Inc. Class A	123,878	312
	IDT Corp. Class B	4,774	245
*	Bandwidth Inc. Class A	9,915	153
			44,825
Consumer Discretionary (9.9%)
	Churchill Downs Inc.	169,863	19,327
*	DraftKings Inc. Class A	290,606	10,014
	Tapestry Inc.	63,819	8,154
*	Deckers Outdoor Corp.	65,886	6,830
	Somnigroup International Inc.	71,752	6,406
	Travel & Leisure Co.	75,639	5,335
*	Norwegian Cruise Line Holdings Ltd.	235,069	5,247
	Hasbro Inc.	56,025	4,594
*	Floor & Decor Holdings Inc. Class A	67,585	4,115
*	Chewy Inc. Class A	107,544	3,554
*	Revolve Group Inc.	113,061	3,413
*	Planet Fitness Inc. Class A	31,105	3,374
*	Adtalem Global Education Inc.	31,567	3,266
	Texas Roadhouse Inc.	19,655	3,263
*	Cavco Industries Inc.	5,467	3,230
*	Fox Factory Holding Corp.	181,185	3,100
*	Brinker International Inc.	20,137	2,890
*	Frontdoor Inc.	49,271	2,842
*	Etsy Inc.	49,977	2,771
	Ralph Lauren Corp.	7,536	2,665
*	Sally Beauty Holdings Inc.	184,338	2,629
*	Five Below Inc.	11,171	2,104
*	Sportradar Group AG Class A	87,360	2,077
	Red Rock Resorts Inc. Class A	31,293	1,939
*	Warby Parker Inc. Class A	80,132	1,746
*	Stride Inc.	24,794	1,610
*	Duolingo Inc.	8,553	1,501
*,1	Light & Wonder Inc.	13,819	1,425
*	Coursera Inc.	190,805	1,404
*	Life Time Group Holdings Inc.	52,337	1,391
*	Shake Shack Inc. Class A	17,100	1,388
*	Accel Entertainment Inc.	114,454	1,306
*	National Vision Holdings Inc.	50,160	1,295
	Monarch Casino & Resort Inc.	12,763	1,221
*	BJ's Restaurants Inc.	30,349	1,196
*	Universal Technical Institute Inc.	40,909	1,069
*	Sonos Inc.	58,995	1,036
*	Wayfair Inc. Class A	10,051	1,009
*	Gentherm Inc.	24,785	901
*	Grand Canyon Education Inc.	5,385	896
1

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Dorman Products Inc.	6,887	848
*	Urban Outfitters Inc.	10,730	808
*	Taylor Morrison Home Corp.	12,340	726
	Toll Brothers Inc.	5,349	723
	Buckle Inc.	13,389	715
	OneSpaWorld Holdings Ltd.	33,233	689
*	ThredUP Inc. Class A	95,364	609
*	Dutch Bros Inc. Class A	9,864	604
	Rocky Brands Inc.	20,302	596
	Upbound Group Inc.	31,633	556
*	Stitch Fix Inc. Class A	87,667	460
	RCI Hospitality Holdings Inc.	19,074	455
*	Peloton Interactive Inc. Class A	72,671	448
	Boyd Gaming Corp.	5,070	432
*	American Public Education Inc.	11,393	431
	Dine Brands Global Inc.	11,188	360
*	McGraw Hill Inc.	21,246	351
	Carriage Services Inc.	7,503	317
*	Lindblad Expeditions Holdings Inc.	20,576	297
*	YETI Holdings Inc.	4,329	191
*	Genesco Inc.	6,880	170
*	Groupon Inc.	9,533	168
	Standard Motor Products Inc.	4,344	160
*	Bright Horizons Family Solutions Inc.	1,105	112
			144,759
Consumer Staples (2.3%)
	Turning Point Brands Inc.	173,525	18,810
*	Sprouts Farmers Market Inc.	57,430	4,575
*	Celsius Holdings Inc.	40,679	1,861
	Pilgrim's Pride Corp.	40,425	1,576
	WD-40 Co.	6,267	1,234
	PriceSmart Inc.	9,926	1,218
	Coca-Cola Consolidated Inc.	7,050	1,081
	Calavo Growers Inc.	26,908	585
*	Nature's Sunshine Products Inc.	20,799	449
*	SunOpta Inc.	107,277	408
	John B Sanfilippo & Son Inc.	5,375	379
	Marzetti Co.	2,066	340
*	Darling Ingredients Inc.	8,819	317
*	Herbalife Ltd.	21,663	279
	Natural Grocers by Vitamin Cottage Inc.	10,728	269
*	Mission Produce Inc.	22,320	259
*	Lifeway Foods Inc.	7,331	178
*	Zevia PBC Class A	66,572	154
			33,972
Energy (1.9%)
	Viper Energy Inc. Class A	265,010	10,237
	HF Sinclair Corp.	72,875	3,358
	Crescent Energy Co. Class A	266,305	2,234
*	REX American Resources Corp.	66,502	2,149
	Permian Resources Corp.	144,468	2,027
*	Par Pacific Holdings Inc.	54,108	1,901
*	Oceaneering International Inc.	78,534	1,887
*	Gulfport Energy Corp.	4,917	1,023
	Riley Exploration Permian Inc.	36,098	953
*	Centrus Energy Corp. Class A	2,136	519
	Natural Gas Services Group Inc.	15,068	507
	Delek US Holdings Inc.	16,385	486
*	CVR Energy Inc.	16,607	423
	Diversified Energy Co.	20,315	294
*	Infinity Natural Resources Inc. Class A	12,134	179
			28,177
Financials (8.4%)
*	Euronet Worldwide Inc.	148,356	11,291
*	Remitly Global Inc.	491,428	6,782
	Piper Sandler Cos.	19,251	6,540
	First American Financial Corp.	105,833	6,502
	WisdomTree Inc.	510,941	6,228
*	SoFi Technologies Inc.	199,472	5,222
2

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Affirm Holdings Inc.	65,120	4,847
*	StoneCo. Ltd. Class A	315,108	4,660
	Popular Inc.	34,917	4,348
*,1	Accelerant Holdings Class A	263,115	4,302
	Universal Insurance Holdings Inc.	126,296	4,269
*	NMI Holdings Inc.	90,731	3,701
*	Palomar Holdings Inc.	26,907	3,626
	Bank of NT Butterfield & Son Ltd.	71,100	3,542
	Northrim BanCorp Inc.	130,405	3,470
*	Enova International Inc.	20,923	3,289
	Moelis & Co. Class A	47,616	3,273
	Houlihan Lokey Inc.	17,934	3,124
*,1	Figure Technology Solutions Inc. Class A	74,055	3,024
	BGC Group Inc. Class A	330,970	2,956
*	Skyward Specialty Insurance Group Inc.	54,312	2,776
	First Financial Corp.	41,942	2,534
	Federated Hermes Inc.	47,131	2,454
	Morningstar Inc.	8,445	1,835
	Acadian Asset Management Inc.	37,541	1,764
	Lazard Inc.	36,020	1,749
*	Heritage Insurance Holdings Inc.	48,260	1,412
	Virtus Investment Partners Inc.	8,474	1,383
	XP Inc. Class A	82,385	1,349
	PagSeguro Digital Ltd. Class A	126,594	1,220
*	SiriusPoint Ltd.	48,834	1,069
	American Coastal Insurance Corp.	79,301	1,002
*	Slide Insurance Holdings Inc.	49,545	965
	Equitable Holdings Inc.	17,703	844
	HCI Group Inc.	3,687	707
*	Toast Inc. Class A	15,367	546
	Artisan Partners Asset Management Inc. Class A	13,346	544
*	Bowhead Specialty Holdings Inc.	18,678	533
*	Upstart Holdings Inc.	11,273	493
	Tiptree Inc.	15,201	278
*	American Integrity Insurance Group Inc.	12,386	258
	FirstCash Holdings Inc.	1,566	250
	Northfield Bancorp Inc.	19,715	225
	Jefferies Financial Group Inc.	3,358	208
	First BanCorp (XNYS)	7,917	164
	Shore Bancshares Inc.	8,969	159
*	Hippo Holdings Inc.	5,166	155
			121,872
Health Care (26.1%)
*	Globus Medical Inc. Class A	215,886	18,849
*	Cooper Cos. Inc.	184,753	15,142
*	Madrigal Pharmaceuticals Inc.	25,009	14,564
*	Halozyme Therapeutics Inc.	216,258	14,554
*	Veracyte Inc.	310,028	13,052
	STERIS plc	47,307	11,993
*	Tandem Diabetes Care Inc.	541,825	11,909
*	Waystar Holding Corp.	330,141	10,812
*	Insmed Inc.	59,203	10,304
*	Hinge Health Inc. Class A	215,530	10,011
*	Merit Medical Systems Inc.	104,144	9,179
*	Certara Inc.	987,858	8,703
*	Ionis Pharmaceuticals Inc.	102,433	8,103
*	PROCEPT BioRobotics Corp.	253,584	7,978
*	Axogen Inc.	240,581	7,874
*	Progyny Inc.	306,348	7,867
*	Penumbra Inc.	22,033	6,850
*	Doximity Inc. Class A	153,441	6,794
*	TransMedics Group Inc.	53,898	6,557
*	Medpace Holdings Inc.	11,464	6,439
*	Neurocrine Biosciences Inc.	41,678	5,911
*	Exelixis Inc.	118,616	5,199
*,1	Lumexa Imaging Holdings Inc.	268,057	4,959
*	Arrowhead Pharmaceuticals Inc.	72,030	4,782
*	HealthEquity Inc.	50,907	4,664
*	Tenet Healthcare Corp.	22,246	4,421
3

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Mind Medicine MindMed Inc.	328,405	4,397
*	Nuvalent Inc. Class A	43,695	4,395
	iRadimed Corp.	44,124	4,292
*	Bridgebio Pharma Inc.	46,569	3,562
*	Privia Health Group Inc.	142,374	3,376
	Bio-Techne Corp.	57,089	3,357
*	QuidelOrtho Corp.	112,723	3,219
*	Agios Pharmaceuticals Inc.	117,152	3,189
*	Guardant Health Inc.	30,997	3,166
	Stevanato Group SpA	153,637	3,091
*	BioCryst Pharmaceuticals Inc.	385,987	3,011
*	Arcus Biosciences Inc.	118,043	2,813
*	Veeva Systems Inc. Class A	12,479	2,786
*	ACADIA Pharmaceuticals Inc.	103,158	2,755
	HealthStream Inc.	116,471	2,687
*	Arvinas Inc.	220,765	2,618
*	Enanta Pharmaceuticals Inc.	156,120	2,462
*	Apellis Pharmaceuticals Inc.	95,633	2,402
*	Castle Biosciences Inc.	60,244	2,343
*	Travere Therapeutics Inc.	61,281	2,342
*	LivaNova plc	37,950	2,335
*	iRhythm Technologies Inc.	12,978	2,303
*	Indivior plc	63,451	2,277
*	Legend Biotech Corp. ADR	104,549	2,273
*	Ultragenyx Pharmaceutical Inc.	92,881	2,136
*	Syndax Pharmaceuticals Inc.	98,028	2,060
*	Jazz Pharmaceuticals plc	11,850	2,014
*	Rocket Pharmaceuticals Inc.	563,406	1,978
*	Hims & Hers Health Inc.	60,738	1,972
*	Amneal Pharmaceuticals Inc.	153,063	1,929
*	PTC Therapeutics Inc.	24,688	1,875
*	Dyne Therapeutics Inc.	94,280	1,844
*	LifeStance Health Group Inc.	256,875	1,808
*	Arcutis Biotherapeutics Inc.	60,334	1,752
*	Alignment Healthcare Inc.	88,201	1,742
*	Option Care Health Inc.	53,160	1,694
*	Ardelyx Inc.	289,993	1,691
*	Novocure Ltd.	126,690	1,638
*	Xencor Inc.	99,064	1,517
*	Natera Inc.	6,419	1,471
*	10X Genomics Inc. Class A	87,699	1,430
*	Axsome Therapeutics Inc.	7,625	1,393
*	Viridian Therapeutics Inc.	42,905	1,335
*	Tempus AI Inc.	22,367	1,321
*	Tactile Systems Technology Inc.	43,805	1,270
*	IQVIA Holdings Inc.	5,421	1,222
*	AnaptysBio Inc.	23,449	1,137
*	Xeris Biopharma Holdings Inc.	144,189	1,132
*	Bioventus Inc. Class A	151,820	1,130
*	Alector Inc.	701,545	1,094
*	Phreesia Inc.	62,351	1,055
*	Talkspace Inc.	278,954	1,013
*	Ironwood Pharmaceuticals Inc.	300,020	1,011
*	Aveanna Healthcare Holdings Inc.	123,295	1,007
*	Altimmune Inc.	276,644	999
	Embecta Corp.	82,970	986
*	Biohaven Ltd.	86,618	978
*	Sarepta Therapeutics Inc.	43,489	936
*	Mineralys Therapeutics Inc.	24,273	881
*	Aclaris Therapeutics Inc.	282,349	850
*	Prothena Corp. plc	88,469	845
*	Catalyst Pharmaceuticals Inc.	35,760	835
*	Enhabit Inc.	88,561	817
*	Cogent Biosciences Inc.	22,369	795
*	Electromed Inc.	26,196	763
*	Teladoc Health Inc.	102,392	717
*	CareDx Inc.	37,499	706
*	MacroGenics Inc.	437,607	705
*	Beam Therapeutics Inc.	24,937	691
*	Keros Therapeutics Inc.	33,060	673
4

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Rigel Pharmaceuticals Inc.	15,503	664
*	Agenus Inc.	197,612	620
*	Lantheus Holdings Inc.	9,155	609
*	Adaptive Biotechnologies Corp.	36,661	595
*	Puma Biotechnology Inc.	98,741	587
*	Arcturus Therapeutics Holdings Inc.	86,078	528
*	Praxis Precision Medicines Inc.	1,751	516
*	Esperion Therapeutics Inc.	134,680	498
*	Alkermes plc	17,568	492
*	Stoke Therapeutics Inc.	15,413	489
*	Joint Corp.	54,332	474
*	CytomX Therapeutics Inc.	110,452	471
*	AtriCure Inc.	10,879	430
*	OptimizeRx Corp.	33,371	409
*	Harmony Biosciences Holdings Inc.	10,792	404
*	ADC Therapeutics SA	112,154	396
*	NeuroPace Inc.	24,789	383
*	Inspire Medical Systems Inc.	4,147	382
*	Community Health Systems Inc.	119,053	371
	LeMaitre Vascular Inc.	4,226	343
*	Viemed Healthcare Inc.	45,874	341
*	ClearPoint Neuro Inc.	24,496	335
*	Shattuck Labs Inc.	81,363	297
*	Foghorn Therapeutics Inc.	53,644	290
*	Owens & Minor Inc.	97,161	272
*	Twist Bioscience Corp.	7,741	246
*	Black Diamond Therapeutics Inc.	93,180	226
*	Ginkgo Bioworks Holdings Inc.	26,026	216
*	Vir Biotechnology Inc.	33,886	204
*	Cardiff Oncology Inc.	72,057	202
	Encompass Health Corp.	1,694	180
*	Cerus Corp.	85,222	176
*	Day One Biopharmaceuticals Inc.	18,445	172
*	Pacira BioSciences Inc.	6,468	167
*	Quanterix Corp.	26,168	166
*	Zevra Therapeutics Inc.	18,151	163
*	TG Therapeutics Inc.	5,435	162
*	Amylyx Pharmaceuticals Inc.	12,746	154
*	Soleno Therapeutics Inc.	3,165	147
*	Niagen Bioscience Inc.	22,572	144
*,1,2	Cartesian Therapeutics Inc. CVR	414,811	75
			381,765
Industrials (20.8%)
	Comfort Systems USA Inc.	16,705	15,591
	Federal Signal Corp.	128,299	13,932
*	StandardAero Inc.	455,074	13,052
	Applied Industrial Technologies Inc.	50,727	13,025
*	Kirby Corp.	111,479	12,283
	Curtiss-Wright Corp.	22,203	12,240
	JBT Marel Corp.	77,483	11,674
*	SPX Technologies Inc.	56,696	11,343
*	Cimpress plc	168,599	11,227
	Sensata Technologies Holding plc	310,763	10,345
	RB Global Inc. (XTSE)	96,919	9,970
*	Sterling Infrastructure Inc.	30,070	9,208
*	Bloom Energy Corp. Class A	101,672	8,834
*	Rocket Lab Corp.	121,044	8,444
	EMCOR Group Inc.	12,253	7,496
	TriNet Group Inc.	112,075	6,627
	FTAI Aviation Ltd.	31,913	6,282
	Primoris Services Corp.	50,405	6,257
	EnerSys	33,224	4,876
	Griffon Corp.	65,658	4,836
	BWX Technologies Inc.	27,636	4,777
*	Legence Corp. Class A	97,465	4,195
	Interface Inc.	139,592	3,897
	Allison Transmission Holdings Inc.	38,589	3,778
	AAON Inc.	48,935	3,731
	Watts Water Technologies Inc. Class A	12,262	3,385
5

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	MSA Safety Inc.	20,595	3,298
	Timken Co.	38,909	3,273
*	American Superconductor Corp.	101,132	2,911
*	Paylocity Holding Corp.	18,651	2,844
	Carpenter Technology Corp.	9,020	2,840
	Mueller Water Products Inc. Class A	116,392	2,772
	Maximus Inc.	31,947	2,758
*	Willdan Group Inc.	23,879	2,475
*	Generac Holdings Inc.	17,013	2,320
*	Alaska Air Group Inc.	42,908	2,158
	Costamare Inc.	136,510	2,155
*	Energy Recovery Inc.	158,753	2,142
	Argan Inc.	6,826	2,139
*	Nextpower Inc. Class A	24,129	2,102
	Douglas Dynamics Inc.	64,325	2,100
*	CoreCivic Inc.	102,814	1,965
*	Vicor Corp.	16,433	1,801
*	Liquidity Services Inc.	58,790	1,782
*	MYR Group Inc.	7,938	1,734
*	Planet Labs PBC	87,887	1,733
*	Graham Corp.	25,628	1,646
*	Healthcare Services Group Inc.	85,559	1,636
*	Sun Country Airlines Holdings Inc.	113,529	1,634
	Powell Industries Inc.	5,124	1,633
*	DXP Enterprises Inc.	14,712	1,615
	Allient Inc.	28,334	1,523
*	IBEX Holdings Ltd.	38,109	1,455
	ESCO Technologies Inc.	6,975	1,363
	Leonardo DRS Inc.	39,804	1,357
*	Lyft Inc. Class A	63,681	1,233
*	Blue Bird Corp.	26,032	1,224
	Barrett Business Services Inc.	29,686	1,075
*	Astronics Corp.	18,978	1,029
*	Upwork Inc.	50,402	999
	Gorman-Rupp Co.	19,406	927
*	Legalzoom.com Inc.	89,186	886
	Lindsay Corp.	7,443	877
	Genpact Ltd.	16,612	777
*	Loar Holdings Inc.	11,266	766
*	Archer Aviation Inc. Class A	101,330	762
*	Kratos Defense & Security Solutions Inc.	9,909	752
	Insteel Industries Inc.	22,802	722
*	Array Technologies Inc.	78,048	720
	McGrath RentCorp.	6,172	648
*	V2X Inc.	11,629	634
*	Shoals Technologies Group Inc. Class A	74,563	634
	AZZ Inc.	5,900	632
*	Power Solutions International Inc.	9,413	538
*	American Airlines Group Inc.	33,140	508
*	Satellogic Inc. Class A	263,326	492
*	Amprius Technologies Inc.	58,187	459
*	Modine Manufacturing Co.	2,839	379
*	GEO Group Inc.	23,040	371
	Moog Inc. Class A	1,419	346
*	Joby Aviation Inc.	24,812	328
	Armstrong World Industries Inc.	1,712	327
*	Franklin Covey Co.	18,220	306
*	Eos Energy Enterprises Inc.	26,724	306
	Quad / Graphics Inc.	48,346	303
	Mueller Industries Inc.	2,408	276
*	Enovix Corp.	37,304	273
*	Bowman Consulting Group Ltd.	7,987	264
*	NuScale Power Corp.	18,555	263
	Park Aerospace Corp.	11,903	254
*	AeroVironment Inc.	865	209
	LSI Industries Inc.	8,672	159
*	Alliance Laundry Holdings Inc.	7,351	150
*	ExlService Holdings Inc.	3,477	148
			304,425
6

Small Company Growth Portfolio
		Shares	Market Value• ($000)
Information Technology (19.4%)
*	Trimble Inc.	248,284	19,453
*	Dynatrace Inc.	374,925	16,249
*	Alkami Technology Inc.	518,651	11,965
*	GLOBALFOUNDRIES Inc.	325,036	11,350
*	Sprout Social Inc. Class A	954,053	10,752
*	Credo Technology Group Holding Ltd.	58,543	8,424
*	Elastic NV	106,537	8,037
*	ON Semiconductor Corp.	147,741	8,000
*	Pure Storage Inc. Class A	113,947	7,636
*	Astera Labs Inc.	44,706	7,437
*	Rambus Inc.	72,462	6,659
*	Fabrinet	14,447	6,577
*	Manhattan Associates Inc.	36,677	6,356
*	Guidewire Software Inc.	30,171	6,065
*	Lattice Semiconductor Corp.	82,327	6,058
*	Klaviyo Inc. Class A	171,632	5,573
	Jabil Inc.	24,247	5,529
*	IonQ Inc.	113,217	5,080
*	N-able Inc.	604,443	4,521
	Entegris Inc.	53,034	4,468
*	Extreme Networks Inc.	258,140	4,298
*	Appian Corp. Class A	116,588	4,130
*	RingCentral Inc. Class A	137,989	3,985
*	Cellebrite DI Ltd.	203,403	3,667
*	Ambarella Inc.	48,569	3,441
*	Dropbox Inc. Class A	122,966	3,418
*	Commvault Systems Inc.	27,213	3,411
*	Consensus Cloud Solutions Inc.	148,637	3,243
*	Monday.com Ltd.	21,852	3,224
*	Rapid7 Inc.	202,047	3,071
*,1	Via Transportation Inc. Class A	103,216	2,994
*	D-Wave Quantum Inc.	107,889	2,821
*	nLight Inc.	72,778	2,730
*	MaxLinear Inc.	154,546	2,694
*	Workiva Inc.	29,322	2,529
*	Ultra Clean Holdings Inc.	98,100	2,485
*	Asana Inc. Class A	179,653	2,463
*	Teradata Corp.	78,080	2,377
*	Rigetti Computing Inc.	104,800	2,321
*	AppLovin Corp. Class A	3,353	2,259
*	Calix Inc.	42,580	2,254
	MKS Inc.	12,697	2,029
*	Semtech Corp.	27,011	1,990
*	PagerDuty Inc.	150,522	1,973
*	Applied Digital Corp.	79,586	1,951
*	Rubrik Inc. Class A	22,530	1,723
*	Harmonic Inc.	170,430	1,686
*	UiPath Inc. Class A	101,502	1,664
*	CommScope Holding Co. Inc.	91,419	1,657
*	Tenable Holdings Inc.	68,955	1,623
*	Arlo Technologies Inc.	113,913	1,594
*	LiveRamp Holdings Inc.	54,098	1,589
*	Backblaze Inc. Class A	316,443	1,475
*	ADTRAN Holdings Inc.	165,967	1,442
*	Sanmina Corp.	9,025	1,354
*	Weave Communications Inc.	171,038	1,298
*	Five9 Inc.	61,877	1,241
*	Q2 Holdings Inc.	16,466	1,188
*	Kyndryl Holdings Inc.	43,448	1,154
*	Gitlab Inc. Class A	30,674	1,151
*	Ooma Inc.	95,620	1,122
	InterDigital Inc.	3,508	1,117
*	Evolv Technologies Holdings Inc.	155,424	1,113
*	CEVA Inc.	50,545	1,088
*	AvePoint Inc.	76,540	1,063
*	Sprinklr Inc. Class A	123,559	961
*	SoundHound AI Inc. Class A	88,881	886
*	Domo Inc. Class B	103,402	872
*	Unity Software Inc.	19,527	863
7

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Pagaya Technologies Ltd. Class A	39,641	829
*	eGain Corp.	80,019	823
*,1	Ambiq Micro Inc.	28,193	804
*	Penguin Solutions Inc.	40,716	796
*	Quantum Computing Inc.	68,417	702
*	PDF Solutions Inc.	24,491	699
*	FormFactor Inc.	12,059	673
*	Freshworks Inc. Class A	53,331	653
*	Impinj Inc.	3,697	643
*	SentinelOne Inc. Class A	37,606	564
*	SkyWater Technology Inc.	29,532	536
*	Commerce.com Inc.	119,571	493
*	Enphase Energy Inc.	14,763	473
	Kulicke & Soffa Industries Inc.	9,882	450
*	Alarm.com Holdings Inc.	8,222	419
*	Kaltura Inc.	242,667	398
	Pegasystems Inc.	6,298	376
*	Ouster Inc.	16,289	352
*	MACOM Technology Solutions Holdings Inc.	2,002	343
*	CPI Card Group Inc.	23,283	342
*	Digital Turbine Inc.	65,958	330
*	Corsair Gaming Inc.	53,975	321
*	Nutanix Inc. Class A	5,161	267
*	inTEST Corp.	35,304	264
*	Yext Inc.	31,327	253
*	DigitalOcean Holdings Inc.	4,894	236
*	Arteris Inc.	15,028	233
*	Turtle Beach Corp.	16,244	228
*	Terawulf Inc.	16,584	191
*	Alpha & Omega Semiconductor Ltd.	9,225	183
*	Neonode Inc.	105,388	183
*	Blackbaud Inc.	2,698	171
*	Bitdeer Technologies Group Class A	13,281	149
*	BK Technologies Corp.	1,994	149
*,1	BigBear.ai Holdings Inc.	24,294	131
*	Core Scientific Inc.	9,009	131
*	Unisys Corp.	35,567	98
			283,757
Materials (1.9%)
	United States Lime & Minerals Inc.	57,331	6,865
	Eagle Materials Inc.	21,715	4,488
*	Constellium SE	174,167	3,283
	Kaiser Aluminum Corp.	26,364	3,028
	Myers Industries Inc.	128,135	2,399
*	Century Aluminum Co.	37,051	1,452
*	O-I Glass Inc.	77,929	1,150
	Hecla Mining Co.	55,490	1,065
*	Coeur Mining Inc.	51,763	923
*	Compass Minerals International Inc.	37,043	727
	Balchem Corp.	4,214	646
*	Core Molding Technologies Inc.	29,356	589
	Innospec Inc.	7,057	540
	Chemours Co.	34,464	406
	Koppers Holdings Inc.	5,786	157
			27,718
Real Estate (1.1%)
*	Jones Lang LaSalle Inc.	15,852	5,334
	Xenia Hotels & Resorts Inc.	281,471	3,980
	Phillips Edison & Co. Inc.	77,943	2,772
	DiamondRock Hospitality Co.	220,510	1,976
	Postal Realty Trust Inc. Class A	43,630	704
	Tanger Inc.	20,759	693
	Universal Health Realty Income Trust	13,777	540
	Apartment Investment & Management Co. Class A	28,715	171
	Sunstone Hotel Investors Inc.	15,472	138
			16,308
Utilities (0.3%)
	NRG Energy Inc.	20,347	3,240
*	Hallador Energy Co.	33,042	629
8

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	MGE Energy Inc.	4,965	390
			4,259
Total Common Stocks (Cost $1,334,697)			1,391,837
Temporary Cash Investments (5.2%)
Money Market Fund (5.2%)
[3,4]	Vanguard Market Liquidity Fund, 3.780% (Cost $76,214)	762,143	76,214
Total Investments (100.4%) (Cost $1,410,911)			1,468,051
Other Assets and Liabilities—Net (-0.4%)			(5,975)
Net Assets (100%)			1,462,076
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,831.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $6,406 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	324	40,468	(1,074)

See accompanying Notes, which are an integral part of the Financial Statements.
9

Small Company Growth Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,334,697)	1,391,837
Affiliated Issuers (Cost $76,214)	76,214
Total Investments in Securities	1,468,051
Investment in Vanguard	36
Cash Collateral Pledged—Futures Contracts	3,274
Receivables for Accrued Income	433
Receivables for Capital Shares Issued	149
Total Assets	1,471,943
Liabilities
Payables for Investment Securities Purchased	180
Collateral for Securities on Loan	6,406
Payables to Investment Advisor	229
Payables for Capital Shares Redeemed	2,571
Payables to Vanguard	143
Variation Margin Payable—Futures Contracts	338
Total Liabilities	9,867
Net Assets	1,462,076
1 Includes $5,831 of securities on loan.
At December 31, 2025, net assets consisted of:

Paid-in Capital	1,373,474
Total Distributable Earnings (Loss)	88,602
Net Assets	1,462,076

Net Assets
Applicable to 76,670,492 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,462,076
Net Asset Value Per Share	$19.07

See accompanying Notes, which are an integral part of the Financial Statements.
10

Small Company Growth Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	7,945
Interest[2]	2,438
Securities Lending—Net	99
Total Income	10,482
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,612
Performance Adjustment	(316)
The Vanguard Group—Note C
Management and Administrative	2,729
Marketing and Distribution	65
Custodian Fees	24
Auditing Fees	32
Shareholders’ Reports and Proxy Fees	57
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	4,213
Net Investment Income	6,269
Realized Net Gain (Loss)
Investment Securities Sold[2]	36,319
Futures Contracts	(427)
Realized Net Gain (Loss)	35,892
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	42,228
Futures Contracts	355
Change in Unrealized Appreciation (Depreciation)	42,583
Net Increase (Decrease) in Net Assets Resulting from Operations	84,744
1	Dividends are net of foreign withholding taxes of $51.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $2,329, $2, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Small Company Growth Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,269	7,110
Realized Net Gain (Loss)	35,892	143,531
Change in Unrealized Appreciation (Depreciation)	42,583	10,887
Net Increase (Decrease) in Net Assets Resulting from Operations	84,744	161,528
Distributions
Total Distributions	(106,517)	(8,241)
Capital Share Transactions
Issued	168,647	142,153
Issued in Lieu of Cash Distributions	106,517	8,241
Redeemed	(328,605)	(267,498)
Net Increase (Decrease) from Capital Share Transactions	(53,441)	(117,104)
Total Increase (Decrease)	(75,214)	36,183
Net Assets
Beginning of Period	1,537,290	1,501,107
End of Period	1,462,076	1,537,290

See accompanying Notes, which are an integral part of the Financial Statements.
12

Small Company Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.51	$17.61	$14.78	$26.50	$24.49
Investment Operations
Net Investment Income[1]	.079	.087	.089	.073	.056
Net Realized and Unrealized Gain (Loss) on Investments	.875	1.912	2.806	(5.677)	3.343
Total from Investment Operations	.954	1.999	2.895	(5.604)	3.399
Distributions
Dividends from Net Investment Income	(.092)	(.099)	(.065)	(.057)	(.101)
Distributions from Realized Capital Gains	(1.302)	—	—	(6.059)	(1.288)
Total Distributions	(1.394)	(.099)	(.065)	(6.116)	(1.389)
Net Asset Value, End of Period	$19.07	$19.51	$17.61	$14.78	$26.50
Total Return	6.11%	11.38%	19.65%	-25.35%	14.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,462	$1,537	$1,501	$1,328	$1,944
Ratio of Total Expenses to Average Net Assets[2]	0.29%	0.29%[3]	0.29%	0.29%	0.30%
Ratio of Net Investment Income to Average Net Assets	0.43%	0.47%	0.55%	0.43%	0.21%
Portfolio Turnover Rate	60%	51%	59%	64%	57%[4]
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.03%), (0.03%), (0.02%), and (0.02%).
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.29%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Small Company Growth Portfolio
Notes to Financial Statements
The Small Company Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the portfolio’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment
14

Small Company Growth Portfolio
objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firm ArrowMark Colorado Holdings, LLC, provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of ArrowMark Colorado Holdings, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the proceeding five years.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $254,000 for the year ended December 31, 2025.
For the year ended December 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.11% of the portfolio’s average net assets, before a net decrease of $316,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The portfolio’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the portfolio had contributed to Vanguard capital in the amount of $36,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,391,762	—	75	1,391,837
Temporary Cash Investments	76,214	—	—	76,214
Total	1,467,976	—	75	1,468,051
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,074)	—	—	(1,074)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized
15

Small Company Growth Portfolio
gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	36,088
Undistributed Long-Term Gains	5,665
Net Unrealized Gains (Losses)	46,849
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	88,602
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	38,248	8,241
Long-Term Capital Gains	68,269	—
Total	106,517	8,241
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,421,202
Gross Unrealized Appreciation	268,411
Gross Unrealized Depreciation	(221,562)
Net Unrealized Appreciation (Depreciation)	46,849
F.	During the year ended December 31, 2025, the portfolio purchased $837,937,000 of investment securities and sold $1,012,329,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $1,657,000 and sales were $7,809,000, resulting in net realized gain of $1,420,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	9,244	7,556
Issued in Lieu of Cash Distributions	6,539	443
Redeemed	(17,921)	(14,427)
Net Increase (Decrease) in Shares Outstanding	(2,138)	(6,428)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
16

Small Company Growth Portfolio
At December 31, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 51% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
17

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Small Company Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Small Company Growth Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
18

Tax information (unaudited)
For corporate shareholders, 16.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $789,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $68,269,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q690SCG 022026
19

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Total Bond Market Index Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	123
Tax information	124

Total Bond Market Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (68.3%)
U.S. Government Securities (48.5%)
United States Treasury Note/Bond	4.000%	1/15/2027	11,780	11,836
United States Treasury Note/Bond	1.500%	1/31/2027	17,534	17,159
United States Treasury Note/Bond	4.125%	1/31/2027	14,468	14,559
United States Treasury Note/Bond	2.250%	2/15/2027	3,422	3,374
United States Treasury Note/Bond	4.125%	2/15/2027	12,314	12,393
United States Treasury Note/Bond	1.125%	2/28/2027	3,143	3,057
United States Treasury Note/Bond	1.875%	2/28/2027	10,113	9,925
United States Treasury Note/Bond	4.125%	2/28/2027	13,783	13,875
United States Treasury Note/Bond	4.250%	3/15/2027	9,250	9,328
United States Treasury Note/Bond	0.625%	3/31/2027	3,963	3,826
United States Treasury Note/Bond	2.500%	3/31/2027	5,950	5,876
United States Treasury Note/Bond	3.875%	3/31/2027	12,477	12,531
United States Treasury Note/Bond	4.500%	4/15/2027	8,618	8,724
United States Treasury Note/Bond	0.500%	4/30/2027	6,820	6,558
United States Treasury Note/Bond	2.750%	4/30/2027	5,620	5,565
United States Treasury Note/Bond	3.750%	4/30/2027	14,723	14,769
United States Treasury Note/Bond	2.375%	5/15/2027	9,381	9,239
United States Treasury Note/Bond	4.500%	5/15/2027	12,992	13,164
United States Treasury Note/Bond	0.500%	5/31/2027	6,605	6,335
United States Treasury Note/Bond	2.625%	5/31/2027	7,535	7,444
United States Treasury Note/Bond	3.875%	5/31/2027	11,329	11,387
United States Treasury Note/Bond	4.625%	6/15/2027	6,014	6,110
United States Treasury Note/Bond	0.500%	6/30/2027	8,889	8,505
United States Treasury Note/Bond	3.250%	6/30/2027	9,539	9,506
United States Treasury Note/Bond	3.750%	6/30/2027	18,286	18,357
United States Treasury Note/Bond	4.375%	7/15/2027	6,993	7,086
United States Treasury Note/Bond	0.375%	7/31/2027	8,510	8,106
United States Treasury Note/Bond	2.750%	7/31/2027	11,284	11,157
United States Treasury Note/Bond	3.875%	7/31/2027	10,264	10,324
United States Treasury Note/Bond	2.250%	8/15/2027	6,047	5,929
United States Treasury Note/Bond	3.750%	8/15/2027	10,735	10,780
United States Treasury Note/Bond	0.500%	8/31/2027	7,825	7,451
United States Treasury Note/Bond	3.125%	8/31/2027	6,788	6,749
United States Treasury Note/Bond	3.625%	8/31/2027	19,328	19,371
United States Treasury Note/Bond	3.375%	9/15/2027	7,144	7,131
United States Treasury Note/Bond	0.375%	9/30/2027	8,525	8,080
United States Treasury Note/Bond	3.500%	9/30/2027	5,063	5,065
United States Treasury Note/Bond	4.125%	9/30/2027	7,865	7,949
United States Treasury Note/Bond	3.875%	10/15/2027	13,437	13,527
United States Treasury Note/Bond	0.500%	10/31/2027	10,290	9,750
United States Treasury Note/Bond	3.500%	10/31/2027	11,659	11,662
United States Treasury Note/Bond	4.125%	10/31/2027	8,761	8,858
United States Treasury Note/Bond	2.250%	11/15/2027	7,302	7,140
United States Treasury Note/Bond	4.125%	11/15/2027	10,100	10,216
United States Treasury Note/Bond	0.625%	11/30/2027	8,128	7,703
United States Treasury Note/Bond	3.375%	11/30/2027	12,385	12,361
United States Treasury Note/Bond	3.875%	11/30/2027	7,007	7,057
United States Treasury Note/Bond	4.000%	12/15/2027	9,190	9,280
United States Treasury Note/Bond	0.625%	12/31/2027	11,360	10,739
United States Treasury Note/Bond	3.375%	12/31/2027	2,700	2,695
United States Treasury Note/Bond	3.875%	12/31/2027	6,060	6,105
United States Treasury Note/Bond	4.250%	1/15/2028	8,482	8,607
United States Treasury Note/Bond	0.750%	1/31/2028	12,760	12,065
United States Treasury Note/Bond	3.500%	1/31/2028	7,650	7,652
United States Treasury Note/Bond	2.750%	2/15/2028	9,790	9,642
United States Treasury Note/Bond	4.250%	2/15/2028	8,972	9,110
United States Treasury Note/Bond	1.125%	2/29/2028	12,968	12,335
United States Treasury Note/Bond	4.000%	2/29/2028	7,787	7,868
United States Treasury Note/Bond	3.875%	3/15/2028	10,091	10,172
United States Treasury Note/Bond	1.250%	3/31/2028	12,036	11,456

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.625%	3/31/2028	6,846	6,864
United States Treasury Note/Bond	3.750%	4/15/2028	10,598	10,654
United States Treasury Note/Bond	1.250%	4/30/2028	8,864	8,420
United States Treasury Note/Bond	3.500%	4/30/2028	6,803	6,802
United States Treasury Note/Bond	2.875%	5/15/2028	11,755	11,587
United States Treasury Note/Bond	3.750%	5/15/2028	16,354	16,444
United States Treasury Note/Bond	1.250%	5/31/2028	10,615	10,065
United States Treasury Note/Bond	3.625%	5/31/2028	8,293	8,315
United States Treasury Note/Bond	3.875%	6/15/2028	14,606	14,733
United States Treasury Note/Bond	1.250%	6/30/2028	9,941	9,409
United States Treasury Note/Bond	4.000%	6/30/2028	8,012	8,106
United States Treasury Note/Bond	3.875%	7/15/2028	8,661	8,735
United States Treasury Note/Bond	1.000%	7/31/2028	12,705	11,921
United States Treasury Note/Bond	4.125%	7/31/2028	6,769	6,870
United States Treasury Note/Bond	2.875%	8/15/2028	14,966	14,726
United States Treasury Note/Bond	3.625%	8/15/2028	12,876	12,910
United States Treasury Note/Bond	5.500%	8/15/2028	325	340
United States Treasury Note/Bond	1.125%	8/31/2028	13,987	13,140
United States Treasury Note/Bond	4.375%	8/31/2028	7,007	7,156
United States Treasury Note/Bond	3.375%	9/15/2028	6,898	6,871
United States Treasury Note/Bond	1.250%	9/30/2028	13,792	12,975
United States Treasury Note/Bond	4.625%	9/30/2028	8,643	8,888
United States Treasury Note/Bond	3.500%	10/15/2028	14,000	13,988
United States Treasury Note/Bond	1.375%	10/31/2028	10,725	10,105
United States Treasury Note/Bond	4.875%	10/31/2028	9,193	9,519
United States Treasury Note/Bond	3.125%	11/15/2028	15,153	14,984
United States Treasury Note/Bond	3.500%	11/15/2028	10,140	10,129
United States Treasury Note/Bond	5.250%	11/15/2028	3,402	3,551
United States Treasury Note/Bond	1.500%	11/30/2028	10,095	9,528
United States Treasury Note/Bond	4.375%	11/30/2028	10,440	10,678
United States Treasury Note/Bond	1.375%	12/31/2028	10,224	9,599
United States Treasury Note/Bond	3.750%	12/31/2028	10,709	10,770
United States Treasury Note/Bond	1.750%	1/31/2029	9,863	9,345
United States Treasury Note/Bond	4.000%	1/31/2029	11,055	11,197
United States Treasury Note/Bond	2.625%	2/15/2029	10,333	10,046
United States Treasury Note/Bond	1.875%	2/28/2029	8,640	8,207
United States Treasury Note/Bond	4.250%	2/28/2029	11,636	11,873
United States Treasury Note/Bond	2.375%	3/31/2029	10,920	10,523
United States Treasury Note/Bond	4.125%	3/31/2029	10,214	10,386
United States Treasury Note/Bond	2.875%	4/30/2029	9,400	9,194
United States Treasury Note/Bond	4.625%	4/30/2029	12,714	13,128
United States Treasury Note/Bond	2.375%	5/15/2029	8,871	8,532
United States Treasury Note/Bond	2.750%	5/31/2029	8,802	8,568
United States Treasury Note/Bond	4.500%	5/31/2029	13,504	13,895
United States Treasury Note/Bond	3.250%	6/30/2029	10,170	10,056
United States Treasury Note/Bond	4.250%	6/30/2029	12,477	12,745
United States Treasury Note/Bond	2.625%	7/31/2029	6,550	6,337
United States Treasury Note/Bond	4.000%	7/31/2029	10,401	10,537
United States Treasury Note/Bond	1.625%	8/15/2029	4,620	4,314
United States Treasury Note/Bond	3.125%	8/31/2029	5,835	5,737
United States Treasury Note/Bond	3.625%	8/31/2029	13,505	13,508
United States Treasury Note/Bond	3.500%	9/30/2029	12,655	12,600
United States Treasury Note/Bond	3.875%	9/30/2029	6,802	6,862
United States Treasury Note/Bond	4.000%	10/31/2029	5,925	6,004
United States Treasury Note/Bond	4.125%	10/31/2029	11,654	11,857
United States Treasury Note/Bond	1.750%	11/15/2029	2,351	2,196
United States Treasury Note/Bond	3.875%	11/30/2029	5,971	6,022
United States Treasury Note/Bond	4.125%	11/30/2029	11,735	11,940
United States Treasury Note/Bond	3.875%	12/31/2029	6,303	6,358
United States Treasury Note/Bond	4.375%	12/31/2029	11,824	12,143
United States Treasury Note/Bond	3.500%	1/31/2030	4,790	4,764
United States Treasury Note/Bond	4.250%	1/31/2030	12,208	12,483
United States Treasury Note/Bond	1.500%	2/15/2030	8,994	8,263
United States Treasury Note/Bond	4.000%	2/28/2030	16,026	16,235
United States Treasury Note/Bond	3.625%	3/31/2030	4,725	4,718
United States Treasury Note/Bond	4.000%	3/31/2030	9,965	10,096
United States Treasury Note/Bond	3.500%	4/30/2030	5,295	5,259
United States Treasury Note/Bond	3.875%	4/30/2030	9,893	9,973
United States Treasury Note/Bond	0.625%	5/15/2030	13,704	12,029
United States Treasury Note/Bond	6.250%	5/15/2030	1,350	1,486

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.750%	5/31/2030	5,680	5,696
United States Treasury Note/Bond	4.000%	5/31/2030	9,460	9,584
United States Treasury Note/Bond	3.750%	6/30/2030	4,600	4,613
United States Treasury Note/Bond	3.875%	6/30/2030	16,388	16,516
United States Treasury Note/Bond	3.875%	7/31/2030	9,636	9,711
United States Treasury Note/Bond	4.000%	7/31/2030	5,944	6,021
United States Treasury Note/Bond	0.625%	8/15/2030	18,277	15,908
United States Treasury Note/Bond	3.625%	8/31/2030	16,543	16,490
United States Treasury Note/Bond	4.125%	8/31/2030	5,681	5,784
United States Treasury Note/Bond	3.625%	9/30/2030	12,466	12,423
United States Treasury Note/Bond	4.625%	9/30/2030	6,192	6,437
United States Treasury Note/Bond	3.625%	10/31/2030	10,339	10,300
United States Treasury Note/Bond	4.875%	10/31/2030	5,840	6,137
United States Treasury Note/Bond	0.875%	11/15/2030	19,136	16,732
United States Treasury Note/Bond	3.500%	11/30/2030	16,521	16,362
United States Treasury Note/Bond	4.375%	11/30/2030	6,405	6,592
United States Treasury Note/Bond	3.625%	12/31/2030	8,580	8,542
United States Treasury Note/Bond	3.750%	12/31/2030	7,613	7,621
United States Treasury Note/Bond	4.000%	1/31/2031	7,012	7,096
United States Treasury Note/Bond	1.125%	2/15/2031	15,708	13,834
United States Treasury Note/Bond	5.375%	2/15/2031	1,540	1,653
United States Treasury Note/Bond	4.250%	2/28/2031	7,708	7,889
United States Treasury Note/Bond	4.125%	3/31/2031	8,407	8,554
United States Treasury Note/Bond	4.625%	4/30/2031	7,993	8,325
United States Treasury Note/Bond	1.625%	5/15/2031	18,109	16,230
United States Treasury Note/Bond	4.625%	5/31/2031	7,766	8,089
United States Treasury Note/Bond	4.250%	6/30/2031	7,912	8,097
United States Treasury Note/Bond	4.125%	7/31/2031	8,081	8,217
United States Treasury Note/Bond	1.250%	8/15/2031	19,802	17,259
United States Treasury Note/Bond	3.750%	8/31/2031	8,622	8,599
United States Treasury Note/Bond	3.625%	9/30/2031	8,470	8,391
United States Treasury Note/Bond	4.125%	10/31/2031	8,361	8,495
United States Treasury Note/Bond	1.375%	11/15/2031	19,578	17,063
United States Treasury Note/Bond	4.125%	11/30/2031	8,420	8,552
United States Treasury Note/Bond	4.500%	12/31/2031	7,457	7,723
United States Treasury Note/Bond	4.375%	1/31/2032	7,992	8,220
United States Treasury Note/Bond	1.875%	2/15/2032	17,928	16,001
United States Treasury Note/Bond	4.125%	2/29/2032	7,463	7,573
United States Treasury Note/Bond	4.125%	3/31/2032	8,327	8,447
United States Treasury Note/Bond	4.000%	4/30/2032	6,629	6,677
United States Treasury Note/Bond	2.875%	5/15/2032	17,963	16,947
United States Treasury Note/Bond	4.125%	5/31/2032	6,720	6,814
United States Treasury Note/Bond	4.000%	6/30/2032	10,087	10,154
United States Treasury Note/Bond	4.000%	7/31/2032	9,469	9,526
United States Treasury Note/Bond	2.750%	8/15/2032	18,460	17,220
United States Treasury Note/Bond	3.875%	8/31/2032	10,091	10,073
United States Treasury Note/Bond	3.875%	9/30/2032	8,628	8,609
United States Treasury Note/Bond	3.750%	10/31/2032	9,380	9,285
United States Treasury Note/Bond	4.125%	11/15/2032	17,269	17,480
United States Treasury Note/Bond	3.750%	11/30/2032	12,735	12,599
United States Treasury Note/Bond	3.875%	12/31/2032	10,030	9,995
United States Treasury Note/Bond	3.500%	2/15/2033	16,353	15,904
United States Treasury Note/Bond	3.375%	5/15/2033	17,348	16,694
United States Treasury Note/Bond	3.875%	8/15/2033	18,932	18,794
United States Treasury Note/Bond	4.500%	11/15/2033	19,977	20,646
United States Treasury Note/Bond	4.000%	2/15/2034	20,020	19,981
United States Treasury Note/Bond	4.375%	5/15/2034	20,946	21,431
United States Treasury Note/Bond	3.875%	8/15/2034	20,908	20,607
United States Treasury Note/Bond	4.250%	11/15/2034	21,383	21,636
United States Treasury Note/Bond	4.625%	2/15/2035	19,215	19,969
United States Treasury Note/Bond	4.250%	5/15/2035	17,556	17,726
United States Treasury Note/Bond	4.250%	8/15/2035	20,584	20,758
United States Treasury Note/Bond	4.000%	11/15/2035	12,365	12,203
United States Treasury Note/Bond	3.500%	2/15/2039	890	812
United States Treasury Note/Bond	4.250%	5/15/2039	1,318	1,292
United States Treasury Note/Bond	4.500%	8/15/2039	2,593	2,600
United States Treasury Note/Bond	4.375%	11/15/2039	3,909	3,860
United States Treasury Note/Bond	4.625%	2/15/2040	3,784	3,830
United States Treasury Note/Bond	1.125%	5/15/2040	8,174	5,196
United States Treasury Note/Bond	4.375%	5/15/2040	2,269	2,235

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.125%	8/15/2040	10,182	6,405
United States Treasury Note/Bond	3.875%	8/15/2040	3,040	2,819
United States Treasury Note/Bond	1.375%	11/15/2040	9,974	6,485
United States Treasury Note/Bond	4.250%	11/15/2040	2,770	2,677
United States Treasury Note/Bond	1.875%	2/15/2041	11,798	8,254
United States Treasury Note/Bond	4.750%	2/15/2041	2,706	2,759
United States Treasury Note/Bond	2.250%	5/15/2041	9,381	6,912
United States Treasury Note/Bond	4.375%	5/15/2041	2,704	2,639
United States Treasury Note/Bond	1.750%	8/15/2041	12,566	8,496
United States Treasury Note/Bond	3.750%	8/15/2041	2,790	2,519
United States Treasury Note/Bond	2.000%	11/15/2041	11,218	7,842
United States Treasury Note/Bond	3.125%	11/15/2041	1,801	1,492
United States Treasury Note/Bond	2.375%	2/15/2042	8,961	6,608
United States Treasury Note/Bond	3.125%	2/15/2042	2,081	1,714
United States Treasury Note/Bond	3.000%	5/15/2042	2,120	1,709
United States Treasury Note/Bond	3.250%	5/15/2042	7,780	6,501
United States Treasury Note/Bond	2.750%	8/15/2042	2,895	2,238
United States Treasury Note/Bond	3.375%	8/15/2042	6,522	5,521
United States Treasury Note/Bond	2.750%	11/15/2042	3,626	2,791
United States Treasury Note/Bond	4.000%	11/15/2042	6,447	5,919
United States Treasury Note/Bond	3.125%	2/15/2043	3,380	2,740
United States Treasury Note/Bond	3.875%	2/15/2043	6,758	6,093
United States Treasury Note/Bond	2.875%	5/15/2043	5,245	4,078
United States Treasury Note/Bond	3.875%	5/15/2043	6,383	5,737
United States Treasury Note/Bond	3.625%	8/15/2043	4,680	4,047
United States Treasury Note/Bond	4.375%	8/15/2043	7,145	6,837
United States Treasury Note/Bond	3.750%	11/15/2043	4,185	3,674
United States Treasury Note/Bond	4.750%	11/15/2043	6,750	6,763
United States Treasury Note/Bond	3.625%	2/15/2044	4,238	3,645
United States Treasury Note/Bond	4.500%	2/15/2044	6,978	6,764
United States Treasury Note/Bond	3.375%	5/15/2044	4,726	3,907
United States Treasury Note/Bond	4.625%	5/15/2044	7,094	6,979
United States Treasury Note/Bond	3.125%	8/15/2044	4,848	3,845
United States Treasury Note/Bond	4.125%	8/15/2044	7,083	6,514
United States Treasury Note/Bond	3.000%	11/15/2044	4,203	3,258
United States Treasury Note/Bond	4.625%	11/15/2044	7,572	7,435
United States Treasury Note/Bond	2.500%	2/15/2045	5,559	3,943
United States Treasury Note/Bond	4.750%	2/15/2045	7,160	7,138
United States Treasury Note/Bond	3.000%	5/15/2045	2,574	1,984
United States Treasury Note/Bond	5.000%	5/15/2045	9,641	9,916
United States Treasury Note/Bond	2.875%	8/15/2045	2,999	2,254
United States Treasury Note/Bond	4.875%	8/15/2045	8,839	8,943
United States Treasury Note/Bond	3.000%	11/15/2045	1,865	1,428
United States Treasury Note/Bond	4.625%	11/15/2045	8,676	8,494
United States Treasury Note/Bond	2.500%	2/15/2046	3,877	2,704
United States Treasury Note/Bond	2.500%	5/15/2046	4,692	3,260
United States Treasury Note/Bond	2.250%	8/15/2046	3,811	2,511
United States Treasury Note/Bond	2.875%	11/15/2046	2,270	1,679
United States Treasury Note/Bond	3.000%	2/15/2047	4,690	3,537
United States Treasury Note/Bond	3.000%	5/15/2047	3,973	2,988
United States Treasury Note/Bond	2.750%	8/15/2047	6,397	4,578
United States Treasury Note/Bond	2.750%	11/15/2047	6,573	4,691
United States Treasury Note/Bond	3.000%	2/15/2048	7,889	5,883
United States Treasury Note/Bond	3.125%	5/15/2048	8,260	6,288
United States Treasury Note/Bond	3.000%	8/15/2048	8,724	6,474
United States Treasury Note/Bond	3.375%	11/15/2048	9,288	7,365
United States Treasury Note/Bond	3.000%	2/15/2049	9,370	6,919
United States Treasury Note/Bond	2.875%	5/15/2049	9,325	6,705
United States Treasury Note/Bond	2.250%	8/15/2049	9,068	5,702
United States Treasury Note/Bond	2.375%	11/15/2049	7,648	4,924
United States Treasury Note/Bond	2.000%	2/15/2050	9,042	5,315
United States Treasury Note/Bond	1.250%	5/15/2050	9,901	4,751
United States Treasury Note/Bond	1.375%	8/15/2050	11,626	5,729
United States Treasury Note/Bond	1.625%	11/15/2050	11,796	6,210
United States Treasury Note/Bond	1.875%	2/15/2051	13,254	7,422
United States Treasury Note/Bond	2.375%	5/15/2051	13,750	8,683
United States Treasury Note/Bond	2.000%	8/15/2051	13,575	7,798
United States Treasury Note/Bond	1.875%	11/15/2051	12,120	6,717
United States Treasury Note/Bond	2.250%	2/15/2052	11,332	6,893
United States Treasury Note/Bond	2.875%	5/15/2052	10,830	7,588

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.000%	8/15/2052	10,308	7,400
	United States Treasury Note/Bond	4.000%	11/15/2052	9,701	8,434
	United States Treasury Note/Bond	3.625%	2/15/2053	9,754	7,916
	United States Treasury Note/Bond	3.625%	5/15/2053	10,480	8,499
	United States Treasury Note/Bond	4.125%	8/15/2053	10,763	9,552
	United States Treasury Note/Bond	4.750%	11/15/2053	11,102	10,923
	United States Treasury Note/Bond	4.250%	2/15/2054	11,481	10,406
	United States Treasury Note/Bond	4.625%	5/15/2054	11,671	11,268
	United States Treasury Note/Bond	4.250%	8/15/2054	12,080	10,952
	United States Treasury Note/Bond	4.500%	11/15/2054	11,387	10,769
	United States Treasury Note/Bond	4.625%	2/15/2055	11,371	10,984
	United States Treasury Note/Bond	4.750%	5/15/2055	12,254	12,076
	United States Treasury Note/Bond	4.750%	8/15/2055	12,281	12,108
	United States Treasury Note/Bond	4.625%	11/15/2055	13,425	12,969
					2,506,393
Agency Bonds and Notes (0.4%)
	Federal Farm Credit Banks Funding Corp.	4.750%	5/6/2027	63	64
	Federal Farm Credit Banks Funding Corp.	4.500%	5/20/2027	2,000	2,025
	Federal Farm Credit Banks Funding Corp.	4.250%	2/24/2028	100	101
	Federal Farm Credit Banks Funding Corp.	4.500%	6/7/2028	100	102
	Federal Farm Credit Banks Funding Corp.	4.250%	12/15/2028	93	95
	Federal Farm Credit Banks Funding Corp.	3.500%	9/10/2029	108	107
	Federal Farm Credit Banks Funding Corp.	4.000%	4/1/2030	100	101
	Federal Home Loan Banks	4.125%	1/15/2027	225	226
	Federal Home Loan Banks	4.000%	3/10/2027	225	226
	Federal Home Loan Banks	4.750%	4/9/2027	200	203
	Federal Home Loan Banks	3.875%	6/4/2027	170	171
	Federal Home Loan Banks	3.500%	9/9/2027	275	275
	Federal Home Loan Banks	4.000%	6/30/2028	450	455
	Federal Home Loan Banks	3.250%	11/16/2028	315	312
	Federal Home Loan Banks	4.750%	12/8/2028	50	52
	Federal Home Loan Banks	4.625%	6/8/2029	370	382
	Federal Home Loan Banks	4.750%	3/10/2034	45	47
	Federal Home Loan Banks	5.500%	7/15/2036	1,400	1,538
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	127	140
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	1,525	1,736
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	1,102	1,247
[1]	Federal National Mortgage Association	0.750%	10/8/2027	1,000	953
[1]	Federal National Mortgage Association	6.250%	5/15/2029	175	189
[1]	Federal National Mortgage Association	7.125%	1/15/2030	925	1,044
[1]	Federal National Mortgage Association	7.250%	5/15/2030	300	343
[1]	Federal National Mortgage Association	0.875%	8/5/2030	1,400	1,233
[1]	Federal National Mortgage Association	6.625%	11/15/2030	720	811
[1]	Federal National Mortgage Association	5.625%	7/15/2037	275	304
	Private Export Funding Corp.	1.400%	7/15/2028	175	165
	Private Export Funding Corp.	3.650%	3/15/2030	100	99
	Tennessee Valley Authority	3.875%	3/15/2028	375	378
	Tennessee Valley Authority	7.125%	5/1/2030	1,000	1,132
	Tennessee Valley Authority	3.875%	8/1/2030	145	146
	Tennessee Valley Authority	1.500%	9/15/2031	550	482
	Tennessee Valley Authority	4.375%	8/1/2034	152	153
	Tennessee Valley Authority	4.875%	5/15/2035	241	249
	Tennessee Valley Authority	4.650%	6/15/2035	175	179
	Tennessee Valley Authority	5.880%	4/1/2036	250	279
	Tennessee Valley Authority	5.500%	6/15/2038	100	109
	Tennessee Valley Authority	5.250%	9/15/2039	512	541
	Tennessee Valley Authority	4.875%	1/15/2048	100	96
	Tennessee Valley Authority	5.250%	2/1/2055	200	198
	Tennessee Valley Authority	5.375%	4/1/2056	50	50
	Tennessee Valley Authority	4.625%	9/15/2060	180	160
	Tennessee Valley Authority	4.250%	9/15/2065	200	164
					19,062
Conventional Mortgage-Backed Securities (19.4%)
[1,2]	Fannie Mae Pool	6.500%	9/1/2032	7	7
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/2028–12/1/2031	117	112
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	1,950	1,892
[1,2]	Freddie Mac Gold Pool	3.000%	5/1/2029–8/1/2047	5,922	5,563
[1,2]	Freddie Mac Gold Pool	3.500%	2/1/2026–11/1/2048	12,941	12,265
[1,2]	Freddie Mac Gold Pool	4.000%	4/1/2026–11/1/2048	6,831	6,636

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Gold Pool	4.500%	3/1/2039–10/1/2048	3,496	3,495
[1,2]	Freddie Mac Gold Pool	5.000%	2/1/2026–11/1/2048	845	857
[1,2]	Freddie Mac Gold Pool	5.500%	4/1/2028–7/1/2039	333	345
[1,2]	Freddie Mac Gold Pool	6.000%	7/1/2028–3/1/2039	420	445
[1,2]	Freddie Mac Gold Pool	7.000%	2/1/2026–2/1/2037	33	34
[1,2]	Freddie Mac Gold Pool	8.500%	10/1/2026–11/1/2030	1	1
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/2027–5/1/2030	1	1
[2,3]	Ginnie Mae	2.000%	1/15/2055	600	497
[2,3]	Ginnie Mae	3.000%	1/15/2055	400	360
[2,3]	Ginnie Mae	3.500%	1/15/2055	2,030	1,845
[2,3]	Ginnie Mae	4.000%	1/15/2055	400	377
[2,3]	Ginnie Mae	4.500%	1/22/2056	1,560	1,520
[2,3]	Ginnie Mae	5.000%	1/15/2055	5,040	5,028
[2,3]	Ginnie Mae	5.500%	1/15/2055	1,540	1,555
[2]	Ginnie Mae I Pool	3.000%	9/15/2042–7/15/2043	598	550
[2]	Ginnie Mae I Pool	3.500%	2/15/2026–9/15/2049	787	741
[2]	Ginnie Mae I Pool	4.000%	6/15/2026–11/15/2047	824	795
[2]	Ginnie Mae I Pool	4.500%	7/15/2033–3/15/2041	838	840
[2]	Ginnie Mae I Pool	5.000%	5/15/2034–4/15/2041	559	572
[2]	Ginnie Mae I Pool	6.000%	6/15/2032–3/15/2040	36	36
[2]	Ginnie Mae I Pool	6.500%	8/15/2027–12/15/2038	43	45
[2]	Ginnie Mae I Pool	7.000%	7/15/2027–10/15/2031	9	9
[2]	Ginnie Mae I Pool	7.500%	2/15/2027–1/15/2031	3	3
[2]	Ginnie Mae I Pool	8.000%	5/15/2026–10/15/2030	2	2
[2]	Ginnie Mae II Pool	1.500%	12/20/2051	873	693
[2]	Ginnie Mae II Pool	2.000%	8/20/2050–6/20/2052	28,440	23,559
[2]	Ginnie Mae II Pool	2.500%	6/20/2027–5/20/2052	28,760	24,844
[2]	Ginnie Mae II Pool	3.000%	7/20/2029–5/20/2053	28,055	25,432
[2]	Ginnie Mae II Pool	3.500%	7/20/2026–2/20/2055	21,992	20,535
[2]	Ginnie Mae II Pool	4.000%	2/20/2026–5/20/2055	17,143	16,455
[2]	Ginnie Mae II Pool	4.500%	2/20/2039–11/20/2055	22,435	22,028
[2]	Ginnie Mae II Pool	5.000%	12/20/2032–5/20/2055	29,691	29,762
[2]	Ginnie Mae II Pool	5.500%	11/20/2052–12/20/2055	38,987	39,496
[2]	Ginnie Mae II Pool	6.000%	12/20/2052–12/20/2055	23,689	24,255
[2]	Ginnie Mae II Pool	6.500%	12/20/2035–8/20/2055	6,997	7,270
[2]	Ginnie Mae II Pool	7.000%	8/20/2036–9/20/2054	1,188	1,227
[2]	Ginnie Mae II Pool	7.500%	2/20/2054	80	82
[1,2]	UMBS Pool	1.500%	7/1/2035–4/1/2052	37,142	30,818
[1,2,3]	UMBS Pool	2.000%	11/1/2027–1/15/2055	161,643	135,268
[1,2,3]	UMBS Pool	2.500%	1/1/2027–1/15/2055	111,835	96,737
[1,2,3]	UMBS Pool	3.000%	12/1/2028–2/12/2056	70,080	63,351
[1,2,3]	UMBS Pool	3.500%	1/1/2026–2/15/2056	38,091	35,738
[1,2,3]	UMBS Pool	4.000%	7/1/2026–2/12/2056	37,671	36,251
[1,2,3]	UMBS Pool	4.500%	4/1/2028–4/1/2055	37,164	36,691
[1,2,3]	UMBS Pool	5.000%	3/1/2028–1/1/2056	63,809	64,102
[1,2,3]	UMBS Pool	5.500%	11/1/2031–10/1/2055	93,486	95,396
[1,2,3]	UMBS Pool	6.000%	6/1/2028–11/1/2055	84,173	86,974
[1,2,3]	UMBS Pool	6.500%	11/1/2052–8/1/2055	34,718	36,309
[1,2]	UMBS Pool	7.000%	7/1/2026–8/1/2055	5,778	6,101
[1,2]	UMBS Pool	7.500%	4/1/2026–1/1/2054	274	292
[1,2]	UMBS Pool	8.500%	12/1/2026–4/1/2031	1	1
					1,006,095
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	6.563%	1/1/2035	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.290%	6.098%	12/1/2041	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.060%	9/1/2037	10	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.430%	6.068%	7/1/2036	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.465%	6.215%	10/1/2037	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.328%	3/1/2043	17	18
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.169%	10/1/2037	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.559%	6.308%	9/1/2043	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.282%	7/1/2043	13	14
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.058%	1/1/2042	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.621%	6.353%	6/1/2043	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.623%	6.623%	2/1/2036	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.502%	3/1/2038	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.135%	11/1/2036	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.651%	6.400%	8/1/2035	12	13
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.407%	10/1/2042	4	4

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.682%	1/1/2037	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.312%	10/1/2039	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	10	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.563%	5/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.448%	8/1/2040	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.495%	12/1/2040	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.575%	7/1/2037	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.701%	6.451%	10/1/2042	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.080%	11/1/2039	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.716%	6.491%	8/1/2039	10	10
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.420%	9/1/2034	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.495%	9/1/2043	7	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.244%	12/1/2033	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.724%	5/1/2042	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.498%	7/1/2041	13	13
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.500%	10/1/2040	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.644%	7/1/2042	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.655%	2/1/2041	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.790%	6.684%	5/1/2042	1	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.792%	6.625%	3/1/2042	6	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.410%	8/1/2042	15	16
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.740%	3/1/2042	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.802%	6.298%	11/1/2039	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.259%	11/1/2041	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.185%	11/1/2033–11/1/2039	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.310%	10/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.742%	2/1/2041	3	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.259%	1/1/2042	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.325%	11/1/2041	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	12/1/2040	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.292%	12/1/2041	6	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.315%	11/1/2040	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.565%	6/1/2041	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/2041	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	2/1/2041	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.824%	6.659%	3/1/2041	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.825%	3/1/2041	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.455%	6/1/2041	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.705%	4/1/2041	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.834%	6.458%	9/1/2040	2	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.782%	1/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.254%	12/1/2039	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.590%	8/1/2039	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.534%	11/1/2034	2	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/2037	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 1.037%	5.641%	4/1/2037	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.523%	8/1/2037	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.068%	11/1/2034	7	7
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.250%	5/1/2036	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.500%	2/1/2036	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.414%	6.663%	10/1/2036	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.015%	12/1/2036	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	5/1/2042	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.160%	10/1/2037	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.040%	12/1/2034	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.628%	2/1/2037	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	6.610%	12/1/2035	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.118%	12/1/2036	4	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	6.620%	12/1/2040	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.750%	5/1/2038	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.834%	6.680%	2/1/2042	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.230%	5/1/2037	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.505%	6/1/2040	6	6
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.575%	6/1/2041	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.755%	12/1/2040–3/1/2041	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.847%	5/1/2040	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.880%	1/1/2041	1	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	6.638%	6/1/2040	2	2

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.808%	2/1/2042	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	9/1/2040	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.349%	11/1/2040	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.785%	2/1/2041	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.815%	2/1/2041	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.843%	1/1/2041	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/2038	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.897%	6/1/2037	5	5
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.750%	10/20/2038–12/20/2042	38	40
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.375%	7/20/2038–8/20/2041	12	12
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	1/20/2041–6/20/2043	56	57
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	12/20/2039–12/20/2040	5	5
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	5	5
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.375%	11/20/2040	1	1
					509
Total U.S. Government and Agency Obligations (Cost $3,738,658)					3,532,059
Asset-Backed/Commercial Mortgage-Backed Securities (2.1%)
[2]	Ally Auto Receivables Trust Class A3 Series 2022-2	4.760%	5/17/2027	12	12
[2]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/2028	29	29
[2]	Ally Auto Receivables Trust Class A4 Series 2023-1	5.270%	11/15/2028	16	16
[2]	Ally Auto Receivables Trust Class A4 Series 2024-2	4.140%	10/15/2030	35	35
[2]	Ally Auto Receivables Trust Class A4 Series 2025-1	4.080%	6/16/2031	100	101
[2]	American Express Credit Account Master Trust Class A Series 2023-1	4.870%	5/15/2028	275	276
[2]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/2030	75	77
[2]	American Express Credit Account Master Trust Class A Series 2023-3	5.230%	9/15/2028	200	202
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/16/2030	200	207
[2]	American Express Credit Account Master Trust Class A Series 2024-1	5.230%	4/15/2029	400	408
[2]	American Express Credit Account Master Trust Class A Series 2024-2	5.240%	4/15/2031	220	229
[2]	American Express Credit Account Master Trust Class A Series 2025-1	4.560%	12/17/2029	125	127
[2]	American Express Credit Account Master Trust Class A Series 2025-4	4.300%	7/15/2030	50	51
[2]	American Express Credit Account Master Trust Class A Series 2025-5	4.510%	7/15/2032	60	61
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/2027	15	15
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/2028	25	25
[2]	BA Credit Card Trust Class A Series 2024-A1	4.930%	5/15/2029	200	203
[2]	BA Credit Card Trust Class A Series 2025-A1	4.310%	5/15/2030	100	101
[2]	BA Credit Card Trust Class A1 Series 2023-A1	4.790%	5/15/2028	200	201
[2]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/2060	16	16
[2,4]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/2061	100	100
[2]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/2061	75	71
[2]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/2062	170	161
[2]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/2052	180	170
[2]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/2062	150	142
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/2060	45	45
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/2060	98	97
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/2050	150	147
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/2054	149	147
[2,4]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/2061	125	125
[2]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/2061	46	46
[2,4]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/2060	100	100
[2,4]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/2061	110	110
[2]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/2052	125	124
[2]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/2052	100	98
[2]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/2062	100	96
[2]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/2062	290	275
[2]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/2063	175	161
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/2063	50	45
[2]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/2053	50	44
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/2053	75	66
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/2054	50	44
[2]	BANK Class A4 Series 2023-BNK46	5.745%	8/15/2056	100	105
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/2060	150	148
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/2060	404	400
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/2060	75	74
[2]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/2061	250	248
[2,4]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/2061	25	25
[2]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/2052	100	95
[2]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/2063	200	186

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/2063	150	134
[2,4]	BANK Class A5 Series 2021-BN32	2.643%	4/15/2054	75	69
[2]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/2064	50	45
[2]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/2063	150	133
[2]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/2064	100	89
[2]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/2064	125	112
[2,4]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/2064	125	112
[2]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/2055	175	172
[2]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/2056	50	51
[2]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/2057	220	233
[2]	BANK Class A5 Series 2024-BNK48	5.053%	10/15/2057	275	280
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/2060	100	98
[2,4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/2060	404	397
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/2060	75	73
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/2050	25	24
[2,4]	BANK Class AS Series 2018-BNK10	3.898%	2/15/2061	50	49
[2,4]	BANK Class AS Series 2018-BNK12	4.341%	5/15/2061	50	49
[2,4]	BANK Class AS Series 2018-BNK14	4.481%	9/15/2060	25	24
[2]	BANK Class AS Series 2019-BNK17	3.976%	4/15/2052	25	24
[2,4]	BANK Class AS Series 2019-BNK18	3.826%	5/15/2062	50	46
[2]	BANK Class AS Series 2019-BNK21	3.093%	10/17/2052	75	71
[2]	BANK Class AS Series 2019-BNK23	3.203%	12/15/2052	75	68
[2,4]	BANK Class AS Series 2019-BNK24	3.283%	11/15/2062	75	70
[2]	BANK Class AS Series 2020-BNK25	2.841%	1/15/2063	65	60
[2]	BANK Class AS Series 2020-BNK26	2.687%	3/15/2063	55	50
[2]	BANK Class AS Series 2020-BNK27	2.551%	4/15/2063	50	44
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/2054	25	22
[2,4]	BANK Class AS Series 2021-BNK36	2.695%	9/15/2064	50	44
[2]	BANK Class AS Series 2022-BNK39	3.181%	2/15/2055	7	6
[2,4]	BANK Class AS Series 2023-BNK45	5.651%	2/15/2056	25	26
[2,4]	BANK Class AS Series 2024-BNK48	5.355%	10/15/2057	250	254
[2]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/2061	20	19
[2,4]	BANK Class C Series 2017-BNK8	4.090%	11/15/2050	50	42
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/2050	72	72
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/2050	28	28
[2,4]	BANK5 Class A3 Series 2023-5YR2	6.656%	7/15/2056	100	105
[2,4]	BANK5 Class A3 Series 2023-5YR3	6.724%	9/15/2056	50	53
[2]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/2057	100	104
[2,4]	BANK5 Class AS Series 2023-5YR2	7.140%	7/15/2056	25	26
[2,4]	BANK5 Class AS Series 2023-5YR3	7.315%	9/15/2056	50	53
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/2052	250	244
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/2052	150	143
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/2052	275	261
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/2052	25	23
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/2052	100	95
[2]	Barclays Dryrock Issuance Trust Class A Series 2025-1	3.970%	7/15/2031	110	110
[2]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/2057	320	335
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/2050	125	124
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/2053	100	93
[2]	BBCMS Mortgage Trust Class A4 Series 2025-C32	5.433%	2/15/2062	100	104
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/2051	125	124
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/2053	50	45
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/2053	125	111
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/2054	50	45
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/2054	100	90
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/2054	150	135
[2,4]	BBCMS Mortgage Trust Class A5 Series 2022-C4	2.946%	2/15/2055	200	182
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/2056	50	52
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/2056	25	26
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C21	6.000%	9/15/2056	100	108
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/2056	50	56
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/2057	50	52
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/2057	200	214
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/2057	100	104
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/2057	450	473
[2]	BBCMS Mortgage Trust Class A5 Series 2025-C32	5.720%	2/15/2062	100	106
[2,4]	BBCMS Mortgage Trust Class A5 Series 2025-C35	5.586%	7/15/2058	100	105
[2]	BBCMS Mortgage Trust Class A5 Series 2025-C39	5.297%	12/15/2058	400	413
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/2050	100	98
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/2053	35	32

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/2056	25	26
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/2056	25	26
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C21	6.296%	9/15/2056	50	54
[2]	BBCMS Mortgage Trust Class AS Series 2025-C39	5.492%	12/15/2058	80	82
[2,4]	BBCMS Mortgage Trust Class B Series 2025-C39	5.808%	12/15/2058	30	31
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/2054	149	136
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/2053	27	25
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/2043	125	109
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/2055	75	77
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/2056	20	21
[2]	Benchmark Mortgage Trust Class A3 Series 2024-V5	5.805%	1/10/2057	50	52
[2]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/2057	200	206
[2]	Benchmark Mortgage Trust Class A3 Series 2025-V15	5.805%	6/15/2058	250	263
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/2051	75	75
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/2051	50	50
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/2053	175	176
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/2062	80	78
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/2057	280	266
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/2051	100	99
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/2051	325	322
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/2051	225	224
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/2051	350	349
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/2052	125	124
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/2062	225	213
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/2072	230	216
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/2052	105	103
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/2053	100	93
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/2053	100	90
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/2053	100	88
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/2053	125	111
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/2054	100	88
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/2054	225	198
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/2054	125	112
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/2054	125	112
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/2054	50	44
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/2054	75	68
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/2054	100	88
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/2054	50	44
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/2054	200	179
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/2055	275	246
[2]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/2055	75	70
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/2055	50	47
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/2055	100	98
[2]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/2056	175	185
[2]	Benchmark Mortgage Trust Class A5 Series 2025-B41	5.407%	7/15/2068	54	56
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/2051	50	49
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/2051	75	73
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/2062	50	48
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/2053	25	23
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/2051	150	145
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/2051	25	24
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/2052	50	49
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/2052	75	69
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/2053	30	26
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/2053	25	21
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/2053	10	9
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/2043	50	42
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/2054	75	63
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/2054	25	22
[2,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.409%	1/15/2055	75	66
[2]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/2056	50	53
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/2055	25	26
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V3	7.097%	7/15/2056	60	63
[2,4]	Benchmark Mortgage Trust Class AS Series 2024-V10	5.725%	9/15/2057	100	103
[2]	Benchmark Mortgage Trust Class AS Series 2025-B41	5.754%	7/15/2068	26	27
[2,4]	BMO Mortgage Trust Class A3 Series 2023-5C1	6.534%	8/15/2056	400	419
[2]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/2057	50	52
[2,4]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/2057	100	104
[2]	BMO Mortgage Trust Class A3 Series 2025-5C13	5.227%	12/15/2058	90	93
[2,4]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/2055	50	46

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/2054	200	206
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/2056	50	51
[2]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/2056	50	52
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C6	5.956%	9/15/2056	100	106
[2,4]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/2057	100	104
[2]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/2057	90	95
[2]	BMO Mortgage Trust Class A5 Series 2025-C11	5.687%	2/15/2058	200	211
[2]	BMO Mortgage Trust Class A5 Series 2025-C13	5.353%	10/15/2058	350	361
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	7.117%	8/15/2056	300	317
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	6.550%	9/15/2056	40	43
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C2	7.244%	11/15/2056	200	212
[2,4]	BMO Mortgage Trust Class AS Series 2023-C5	6.162%	6/15/2056	25	26
[2,4]	BMO Mortgage Trust Class AS Series 2023-C7	6.674%	12/15/2056	200	220
[2,4]	BMO Mortgage Trust Class AS Series 2024-5C4	6.866%	5/15/2057	300	318
[2]	BMO Mortgage Trust Class AS Series 2025-5C13	5.575%	12/15/2058	60	62
[2,4]	BMO Mortgage Trust Class B Series 2024-5C4	7.018%	5/15/2057	300	313
[2]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/2027	55	55
[2]	BMW Vehicle Lease Trust Class A3 Series 2024-2	4.180%	10/25/2027	90	90
[2]	BMW Vehicle Lease Trust Class A3 Series 2025-1	4.430%	6/26/2028	200	202
[2]	BMW Vehicle Lease Trust Class A4 Series 2024-1	5.000%	6/25/2027	50	50
[2]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/2028	95	95
[2]	BMW Vehicle Lease Trust Class A4 Series 2025-1	4.490%	10/25/2028	50	51
[2]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/2028	11	11
[2]	BMW Vehicle Owner Trust Class A3 Series 2025-A	4.560%	9/25/2029	125	126
[2]	BMW Vehicle Owner Trust Class A4 Series 2023-A	5.250%	11/26/2029	7	7
[2]	BMW Vehicle Owner Trust Class A4 Series 2025-A	4.660%	12/27/2032	75	76
[2]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2024-3	5.340%	4/17/2028	43	44
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/2053	135	127
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/2052	125	123
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/2052	140	133
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/2053	60	54
[2]	Capital One Multi-Asset Execution Trust Class A Series 2023-A1	4.420%	5/15/2028	300	301
[2]	Capital One Multi-Asset Execution Trust Class A Series 2025-A1	3.820%	9/15/2030	326	326
[2]	Capital One Multi-Asset Execution Trust Class A Series 2025-A2	4.020%	9/15/2032	147	147
[2]	Capital One Multi-Asset Execution Trust Class A Series 2025-A3	4.650%	10/15/2037	420	420
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/2030	450	424
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/2028	300	297
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/2027	6	6
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/2027	10	10
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/2028	10	10
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2024-1	4.620%	7/16/2029	90	91
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/2027	50	50
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/2028	25	25
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/2030	40	41
[2]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/2028	35	35
[2]	CarMax Auto Owner Trust Class A3 Series 2023-3	5.280%	5/15/2028	25	25
[2]	CarMax Auto Owner Trust Class A3 Series 2024-1	4.920%	10/16/2028	45	45
[2]	CarMax Auto Owner Trust Class A3 Series 2024-3	4.890%	7/16/2029	250	253
[2]	CarMax Auto Owner Trust Class A3 Series 2025-3	4.350%	7/15/2030	100	101
[2]	CarMax Auto Owner Trust Class A3 Series 2025-4	3.970%	12/16/2030	50	50
[2]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/2027	39	39
[2]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/2029	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2023-2	5.010%	11/15/2028	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2023-3	5.260%	2/15/2029	20	20
[2]	CarMax Auto Owner Trust Class A4 Series 2023-4	5.960%	5/15/2029	50	51
[2]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/2030	80	81
[2]	CarMax Auto Owner Trust Class A4 Series 2025-3	4.470%	1/15/2031	100	101
[2]	CarMax Auto Owner Trust Class A4 Series 2025-4	4.080%	6/16/2031	30	30
[2]	CarMax Select Receivables Trust Class A3 Series 2025-B	4.120%	3/15/2030	30	30
[2]	Carvana Auto Receivables Trust Class A3 Series 2025-P2	4.550%	8/12/2030	200	202
[2]	Carvana Auto Receivables Trust Class A3 Series 2025-P3	4.040%	11/11/2030	60	60
[2]	Carvana Auto Receivables Trust Class A4 Series 2025-P2	4.750%	6/10/2031	116	118
[2]	Carvana Auto Receivables Trust Class B Series 2025-P4	4.590%	1/12/2032	50	50
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/2057	38	36
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/2049	150	148
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/2049	100	98
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/2050	144	141
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/2051	75	75
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/2057	450	422
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/2050	125	123

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	75	73
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/2050	31	27
[2]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/2050	17	17
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/2051	5	5
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/2058	74	74
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/2050	50	49
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/2058	100	99
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/2050	250	247
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/2050	50	49
[2]	Chase Issuance Trust Class A Series 2023-A1	5.160%	9/15/2028	120	121
[2]	Chase Issuance Trust Class A Series 2023-A2	5.080%	9/15/2030	100	103
[2]	Chase Issuance Trust Class A Series 2024-A1	4.600%	1/16/2029	200	202
[2]	Chase Issuance Trust Class A Series 2024-A2	4.630%	1/15/2031	100	103
[2]	Chase Issuance Trust Class A Series 2025-A1	4.160%	7/15/2030	1,250	1,262
[2]	Citibank Credit Card Issuance Trust Class A Series 2025-A1	4.300%	6/21/2030	150	152
[2]	Citibank Credit Card Issuance Trust Class A Series 2025-A2	4.490%	6/21/2032	100	102
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/2039	100	110
[2]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/2030	200	201
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/2049	150	149
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/2050	83	82
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/2048	17	16
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/2049	125	125
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/2049	12	12
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/2049	75	74
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/2050	250	247
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	275	274
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/2052	275	259
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/2049	190	189
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/2056	225	214
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/2053	110	102
[2,4]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.579%	5/15/2054	75	75
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/2050	50	49
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/2053	45	41
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/2048	44	42
[2]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/2027	10	10
[2]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/2028	33	33
[2]	CNH Equipment Trust Class A3 Series 2023-B	5.600%	2/15/2029	40	41
[2]	CNH Equipment Trust Class A3 Series 2024-A	4.770%	6/15/2029	42	42
[2]	CNH Equipment Trust Class A3 Series 2025-B	4.300%	10/15/2030	100	101
[2]	CNH Equipment Trust Class A4 Series 2024-C	4.120%	3/15/2032	50	50
[2]	CNH Equipment Trust Class A4 Series 2025-B	4.430%	1/18/2033	100	101
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/2050	35	35
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/2051	125	123
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/2057	115	109
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/2046	16	15
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/2057	50	47
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/2046	25	10
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	3.913%	2/10/2047	10	10
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/2052	275	267
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/2054	250	231
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/2050	150	148
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/2051	25	25
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/2052	225	222
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/2050	150	146
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/2050	50	49
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/2051	275	274
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/2054	50	45
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	3.833%	4/15/2050	36	34
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	3.798%	8/15/2048	50	47
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/2051	100	100
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/2049	75	75
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/2050	100	99
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/2053	50	45
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/2050	50	48
[2]	Discover Card Execution Note Trust Class A Series 2023-A1	4.310%	3/15/2028	300	300
[2]	Discover Card Execution Note Trust Class A Series 2023-A2	4.930%	6/15/2028	275	276
[2]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/2028	40	40
[2]	Exeter Automobile Receivables Trust Class A3 Series 2025-1A	4.670%	8/15/2028	150	150
[2]	Exeter Automobile Receivables Trust Class B Series 2024-4A	5.290%	8/15/2030	100	100
[2]	Exeter Automobile Receivables Trust Class B Series 2024-5A	4.480%	4/16/2029	20	20

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Exeter Automobile Receivables Trust Class B Series 2025-5A	4.280%	7/15/2030	140	140
[2]	Exeter Automobile Receivables Trust Class C Series 2023-1A	5.820%	2/15/2028	1	1
[2]	Exeter Automobile Receivables Trust Class C Series 2023-4A	6.510%	8/15/2028	13	13
[2]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/2027	13	13
[2]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/2028	22	22
[2]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/2028	18	18
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/2031	27	25
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.626%	3/25/2033	200	166
[1,2]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/2031	83	77
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/2027	45	44
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/2026	163	161
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.435%	9/25/2026	197	195
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.525%	9/25/2026	49	49
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/2026	22	22
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/2026	38	38
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/2026	117	117
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/2026	37	37
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/2026	234	232
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.420%	10/25/2026	128	126
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.064%	6/25/2027	150	149
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.810%	11/25/2027	55	54
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.861%	2/25/2027	87	87
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.573%	12/25/2026	113	112
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.019%	4/25/2029	33	32
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/2027	190	189
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/2027	326	323
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.625%	8/25/2030	50	49
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.750%	9/25/2030	142	140
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.577%	8/25/2028	159	158
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M2	2.928%	1/25/2028	326	320
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M3	3.074%	2/25/2030	43	41
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.067%	3/25/2028	100	99
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.030%	3/25/2028	88	86
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.354%	7/25/2028	120	119
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.560%	9/25/2028	141	140
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/2029	383	371
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/2029	225	215
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.622%	11/25/2028	174	172
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/2029	327	312
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M4	3.610%	2/25/2031	254	248
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/2029	182	179
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/2029	177	173
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/2029	194	189
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/2029	950	894
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/2030	226	206
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/2030	100	89
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/2030	10	9
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/2030	243	220
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/2030	106	99
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.323%	10/25/2030	258	228
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.386%	11/25/2030	60	53
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.457%	3/25/2031	225	196
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.598%	4/25/2031	50	44
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.738%	10/25/2031	275	240
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.468%	11/25/2030	50	44
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.245%	1/25/2031	225	197
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.668%	10/25/2031	325	283
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M10	1.928%	1/25/2032	225	199
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.531%	9/25/2031	75	66
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M3	1.707%	11/25/2031	100	87
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/2030	150	140
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M8	1.936%	12/25/2031	150	131
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M1S	4.498%	4/25/2033	140	141
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M6	4.181%	7/25/2028	134	134
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M8	4.476%	3/25/2033	50	50
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2017-M15	3.158%	11/25/2027	209	207
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K-171	4.400%	5/30/2063	100	99
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K543	4.329%	6/25/2030	100	101

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K547	4.421%	5/25/2030	75	76
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K761	4.400%	6/25/2032	700	705
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K548	4.320%	9/25/2030	70	71
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K762	4.360%	9/25/2032	1,500	1,507
[1,2]	Federal National Mortgage Association-ACES Class A2 Series 2025-M4	4.389%	8/25/2035	100	99
[2]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/2028	60	60
[2]	Fifth Third Auto Trust Class A4 Series 2023-1	5.520%	2/17/2031	20	20
[2]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/2029	50	51
[2]	Ford Credit Auto Lease Trust Class A3 Series 2025-B	4.230%	12/15/2028	200	201
[2]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/2029	150	152
[2]	Ford Credit Auto Lease Trust Class A4 Series 2025-B	4.300%	8/15/2029	100	101
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/2028	19	19
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/2028	28	29
[2]	Ford Credit Auto Owner Trust Class A3 Series 2025-B	3.910%	4/15/2030	120	120
[2]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/2027	93	93
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/2028	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-C	5.490%	5/15/2029	50	51
[2]	Ford Credit Auto Owner Trust Class A4 Series 2024-A	5.010%	9/15/2029	260	265
[2]	Ford Credit Auto Owner Trust Class A4 Series 2025-B	3.950%	7/15/2031	40	40
[2]	Ford Credit Floorplan Master Owner Trust A Class A1 Series 2025-2	4.060%	9/15/2030	270	271
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/2030	100	100
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2025-1	4.630%	4/15/2030	100	102
[1,2,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-168	4.130%	12/25/2034	200	195
[1,2,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-169	4.660%	12/25/2034	300	304
[1,2,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K759	4.800%	1/25/2032	500	515
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/2028	42	42
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/2030	21	19
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/2030	12	11
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/2030	42	39
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/2055	96	91
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/2035	48	42
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/2026	126	125
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/2026	100	99
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/2027	300	298
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/2027	433	430
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/2027	150	149
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/2027	500	496
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/2027	125	124
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/2027	194	192
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/2027	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/2027	225	223
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/2027	100	99
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/2028	125	124
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/2028	225	224
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/2028	150	149
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/2028	350	350
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/2028	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/2028	25	25
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/2028	175	175
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/2028	350	350
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/2028	75	75
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/2028	1,700	1,708
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/2028	275	274
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/2028	225	226
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/2028	389	388
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/2029	275	274
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/2029	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/2029	200	197
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/2029	450	445
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/2029	225	221
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/2029	394	384
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/2029	275	266
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/2029	275	265
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/2029	225	215
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/2029	450	428
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/2029	210	201

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/2029	370	352
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/2029	350	333
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/2029	300	286
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/2030	445	418
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/2030	95	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/2030	1,300	1,209
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/2030	100	92
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/2030	150	136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/2030	425	385
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/2030	25	23
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/2030	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/2030	125	112
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/2030	320	286
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/2030	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/2030	400	357
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/2030	300	267
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/2030	175	156
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/2030	175	155
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/2030	150	134
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/2031	700	630
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/2031	250	228
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/2031	425	387
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/2031	250	227
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/2031	400	359
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/2031	150	133
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/2031	400	356
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/2031	100	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/2031	200	179
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/2031	200	180
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/2031	125	112
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/2032	150	136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/2032	100	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/2032	100	90
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/2032	700	669
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-150	3.710%	9/25/2032	1,000	966
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/2031	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/2031	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/2034	225	199
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/2035	150	122
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/2035	225	178
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/2035	25	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/2035	100	79
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/2035	100	80
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/2031	100	96
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/2036	200	165
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/2036	150	120
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/2036	150	121
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/2032	100	99
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/2033	75	75
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/2033	75	75
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/2033	175	173
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/2030	100	99
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/2030	50	50
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-159	4.500%	7/25/2033	140	141
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-160	4.500%	8/25/2033	200	201
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-161	4.900%	10/25/2033	100	103
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-164	5.000%	5/25/2034	200	208
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-165	4.489%	9/25/2034	205	206
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-167	4.760%	10/25/2034	300	306
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-175	4.420%	10/25/2035	170	169
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K505	4.819%	6/25/2028	140	143
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K506	4.650%	8/25/2028	100	102
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K507	4.800%	9/25/2028	100	102
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K508	4.740%	8/25/2028	150	153
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K509	4.850%	9/25/2028	100	102
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K510	5.069%	10/25/2028	100	103
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-511	4.860%	10/25/2028	50	51
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K512	5.000%	11/25/2028	50	51
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K513	4.724%	12/25/2028	100	102
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K515	5.400%	1/25/2029	150	156

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-516	5.477%	1/25/2029	150	156
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K517	5.355%	1/25/2029	200	208
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K518	5.400%	1/25/2029	200	208
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K520	5.180%	3/25/2029	205	212
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K524	4.720%	5/25/2029	124	126
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K526	4.543%	7/25/2029	250	254
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K533	4.230%	12/25/2029	100	101
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K576	4.963%	5/25/2031	200	207
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/2026	59	59
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/2026	383	381
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/2027	100	98
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/2027	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/2028	200	192
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/2028	125	119
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/2028	95	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/2028	50	47
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/2028	150	143
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/2028	125	119
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/2030	150	152
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K752	4.284%	7/25/2030	140	141
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K753	4.400%	10/25/2030	200	203
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K754	4.940%	11/25/2030	100	104
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K757	4.456%	8/25/2031	225	228
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K758	4.680%	10/25/2031	700	716
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K760	4.550%	1/25/2032	50	51
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K763	4.170%	10/25/2032	150	149
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/2034	395	378
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/2034	225	212
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/2034	335	296
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/2032	50	48
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/2033	200	193
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/2033	75	73
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/2029	50	47
[1,2,4]	FREMF Mortgage Trust Class A2 Series K541	4.348%	2/25/2030	650	658
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-3	4.210%	10/20/2027	70	70
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2025-1	4.660%	2/21/2028	200	202
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2025-3	4.170%	8/21/2028	92	92
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2024-1	5.090%	2/22/2028	25	25
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/2028	65	65
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/2029	100	101
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2025-3	4.200%	8/20/2029	38	38
[2]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/2028	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/2028	18	18
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/2028	20	20
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/2028	17	17
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2025-1	4.620%	12/17/2029	100	101
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2025-3	4.180%	8/16/2030	100	101
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-3	5.340%	12/18/2028	18	18
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-4	5.710%	2/16/2029	50	51
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-3	5.090%	11/16/2029	200	204
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-4	4.440%	4/16/2030	80	81
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2025-1	4.730%	8/16/2030	100	102
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2025-3	4.300%	9/16/2031	25	25
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/2050	150	148
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/2048	2	2
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/2049	75	75
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/2050	150	148
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/2050	261	258
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/2052	100	96
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/2052	150	143
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/2052	275	259
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/2052	125	119
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/2047	10	10
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/2053	125	118
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/2053	75	69
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/2053	125	110
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/2049	50	49
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/2050	50	47
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/2050	100	96
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/2050	70	68

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/2052	50	47
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/2053	35	33
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/2053	25	22
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.431%	9/10/2047	25	24
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/2047	43	41
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/2050	10	7
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/2027	15	15
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-B	5.690%	8/15/2028	31	32
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-B	4.310%	7/16/2029	45	45
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/2030	17	17
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/2030	50	50
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-B	5.780%	4/15/2031	50	51
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2024-B	4.280%	4/15/2032	100	101
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/2027	12	12
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/2027	13	13
[2]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/2029	30	30
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2025-3	4.040%	2/21/2030	135	136
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/2029	25	25
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2024-2	5.210%	7/18/2030	400	409
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2025-3	4.100%	11/21/2031	38	38
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/2027	13	13
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/2028	23	23
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-C	5.540%	10/16/2028	39	39
[2]	Hyundai Auto Receivables Trust Class A3 Series 2024-B	4.840%	3/15/2029	113	114
[2]	Hyundai Auto Receivables Trust Class A3 Series 2025-B	4.360%	12/17/2029	100	101
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/2028	25	25
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-B	5.310%	8/15/2029	13	13
[2]	Hyundai Auto Receivables Trust Class A4 Series 2024-B	4.740%	9/16/2030	150	153
[2]	Hyundai Auto Receivables Trust Class A4 Series 2024-C	4.440%	1/15/2031	55	56
[2]	Hyundai Auto Receivables Trust Class A4 Series 2025-B	4.440%	6/17/2030	50	51
[2]	John Deere Owner Trust Class A3 Series 2022-C	5.090%	6/15/2027	39	39
[2]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/2027	19	19
[2]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/2028	28	28
[2]	John Deere Owner Trust Class A3 Series 2023-C	5.480%	5/15/2028	79	80
[2]	John Deere Owner Trust Class A3 Series 2024-B	5.200%	3/15/2029	100	101
[2]	John Deere Owner Trust Class A3 Series 2025-B	4.170%	12/17/2029	100	101
[2]	John Deere Owner Trust Class A4 Series 2022-C	5.200%	9/17/2029	50	50
[2]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/2029	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/2030	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-C	5.390%	8/15/2030	20	20
[2]	John Deere Owner Trust Class A4 Series 2024-C	4.150%	8/15/2031	100	101
[2]	John Deere Owner Trust Class A4 Series 2025-B	4.340%	6/15/2032	50	51
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/2049	100	99
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/2049	12	12
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/2049	250	248
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/2049	75	74
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/2048	1	1
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/2047	3	3
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/2047	12	12
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/2048	57	56
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/2047	22	22
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/2047	22	22
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/2047	75	73
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/2048	48	47
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.505%	2/15/2047	15	14
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/2048	27	26
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/2052	200	190
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/2050	100	98
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/2052	100	96
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/2050	100	96
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/2052	25	23
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/2049	75	75
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/2051	225	225
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/2052	175	160
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/2050	75	74
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/2053	50	43
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/2049	50	47
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/2050	50	49
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/2051	25	25
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-A	4.610%	4/16/2029	100	101

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-B	3.880%	4/16/2029	270	270
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2025-A	4.690%	2/18/2031	125	127
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2025-B	3.930%	7/15/2031	150	150
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/2027	19	19
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-2	5.950%	11/15/2028	34	34
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-2	6.010%	1/15/2031	50	52
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2024-B	4.220%	6/17/2030	60	60
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/2052	125	123
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/2049	111	111
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/2052	150	148
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/2049	250	247
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/2050	150	149
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2025-C35	5.633%	8/15/2058	300	317
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/2050	100	98
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/2048	50	47
[2]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/2050	50	49
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/2052	45	44
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/2053	175	164
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/2049	100	98
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/2049	200	198
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/2049	200	198
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/2052	250	243
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/2052	150	147
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/2052	200	191
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/2053	65	59
[2,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/2054	75	67
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/2050	150	149
[2]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/2054	150	134
[2,4]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.792%	4/15/2055	150	141
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/2049	83	79
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/2052	25	24
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/2053	25	23
[2]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/2056	100	106
[2,4]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/2056	50	54
[2,4]	MSWF Commercial Mortgage Trust Class AS Series 2023-1	6.199%	5/15/2056	50	53
[2]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/2027	43	43
[2]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/2028	150	152
[2]	Nissan Auto Lease Trust Class A3 Series 2025-B	4.320%	11/15/2028	100	101
[2]	Nissan Auto Lease Trust Class A4 Series 2024-B	4.960%	8/15/2028	200	203
[2]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/2029	75	76
[2]	Nissan Auto Lease Trust Class A4 Series 2025-B	4.350%	7/16/2029	100	101
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/2027	16	16
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2025-A	4.490%	12/17/2029	50	51
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2025-B	3.990%	4/15/2030	190	191
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/2029	17	17
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-B	5.960%	10/15/2030	200	205
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2025-B	4.020%	5/15/2031	150	150
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/2028	7	7
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-5	6.020%	9/15/2028	31	31
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/2028	158	159
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/2029	55	55
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-4	4.850%	1/16/2029	76	77
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/2029	100	100
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2025-3	4.380%	1/15/2030	200	201
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2025-4	4.170%	4/15/2030	230	231
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-2	5.240%	5/15/2028	8	8
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-3	5.610%	7/17/2028	12	12
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-4	5.770%	12/15/2028	20	20
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-5	6.160%	12/17/2029	50	51
[2]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/2029	1,000	1,012
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/2029	37	37
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/2030	22	22
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/2030	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-3	5.770%	11/15/2030	20	20
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-4	6.040%	12/15/2031	60	62
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-5	6.430%	2/18/2031	50	52
[2]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/2029	75	76
[2]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/2029	200	203
[2]	Synchrony Card Funding LLC Class A Series 2024-A2	4.930%	7/15/2030	250	254
[2]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/2031	200	203

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Synchrony Card Issuance Trust Class A Series 2025-A1	4.780%	2/15/2031	200	203
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/2027	7	7
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/2027	17	17
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/2028	27	27
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/2028	31	32
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2025-C	4.110%	3/15/2030	100	101
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2025-D	3.840%	6/17/2030	120	120
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/2028	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/2028	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-D	5.490%	3/15/2029	50	51
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-C	4.830%	11/15/2029	225	229
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-D	4.430%	4/15/2030	85	86
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2025-C	4.190%	1/15/2031	140	141
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2025-D	3.940%	2/17/2031	50	50
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/2050	91	90
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/2051	120	119
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/2050	100	99
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/2050	150	148
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/2050	175	172
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/2050	150	148
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/2050	150	149
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/2051	175	175
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/2051	75	75
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/2051	225	226
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/2051	125	124
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/2051	275	272
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/2052	100	97
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/2052	125	119
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/2052	75	71
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/2050	100	98
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/2051	125	125
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/2051	100	99
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/2050	50	49
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/2050	50	49
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/2050	75	73
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/2050	62	60
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/2050	100	98
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/2051	75	74
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/2052	25	24
[2]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/2029	175	175
[2]	Verizon Master Trust Class A1A Series 2023-4	5.160%	6/20/2029	160	161
[2]	Verizon Master Trust Class A1A Series 2023-7	5.670%	11/20/2029	50	51
[2]	Verizon Master Trust Class A1A Series 2024-4	5.210%	6/20/2029	300	302
[2]	Verizon Master Trust Class A1A Series 2025-3	4.510%	3/20/2030	100	101
[2]	Verizon Master Trust Class A1A Series 2025-7	3.960%	8/20/2031	100	100
[2]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/2026	16	16
[2]	Volkswagen Auto Lease Trust Class A3 Series 2025-A	4.500%	6/20/2028	150	151
[2]	Volkswagen Auto Lease Trust Class A4 Series 2023-A	5.800%	4/20/2028	40	40
[2]	Volkswagen Auto Lease Trust Class A4 Series 2025-A	4.560%	3/20/2030	100	101
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/2028	30	30
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-2	5.480%	12/20/2028	46	47
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2024-1	4.630%	7/20/2029	120	121
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2023-2	5.570%	4/22/2030	50	51
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/2031	50	51
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2025-2	4.050%	9/20/2032	80	80
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/2049	150	148
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/2059	41	41
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/2050	100	99
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2024-5C1	5.928%	7/15/2057	200	209
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2025-5C7	5.203%	12/15/2058	300	309
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/2049	75	75
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/2049	162	161
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	150	149
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/2050	250	247
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/2051	275	274
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/2051	200	200
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/2051	75	75
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/2061	150	151
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/2052	200	191
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/2052	200	191

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/2052	100	96
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/2053	50	45
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/2049	100	100
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/2050	192	190
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/2050	175	172
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/2051	175	175
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/2052	270	256
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/2053	165	155
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/2053	50	46
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/2054	100	90
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/2057	100	103
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2025-C65	5.292%	10/15/2058	100	103
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/2050	54	53
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/2050	100	97
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/2050	25	24
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/2051	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/2052	100	93
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2025-5C7	5.503%	12/15/2058	30	31
[2]	WF Card Issuance Trust Class A Series 2024-A1	4.940%	2/15/2029	150	152
[2]	WF Card Issuance Trust Class A Series 2024-A2	4.290%	10/15/2029	220	222
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/2046	8	8
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/2057	25	23
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/2027	3	3
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/2027	9	9
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/2028	25	25
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/2028	21	21
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-C	5.150%	11/15/2028	15	15
[2]	World Omni Auto Receivables Trust Class A3 Series 2024-A	4.860%	3/15/2029	63	64
[2]	World Omni Auto Receivables Trust Class A3 Series 2024-C	4.430%	12/17/2029	100	101
[2]	World Omni Auto Receivables Trust Class A3 Series 2025-C	4.080%	11/15/2030	92	93
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/2029	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-B	4.680%	5/15/2029	50	50
[2]	World Omni Auto Receivables Trust Class A4 Series 2024-A	4.840%	10/15/2029	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2024-C	4.440%	5/15/2030	60	61
[2]	World Omni Auto Receivables Trust Class A4 Series 2025-C	4.190%	11/17/2031	38	38
[2]	World Omni Select Auto Trust Class A3 Series 2023-A	5.650%	7/17/2028	16	16
[2]	World Omni Select Auto Trust Class A3 Series 2025-A	4.080%	8/15/2031	30	30
[2]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/2029	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $113,284)					109,329
Corporate Bonds (25.0%)
Communications (1.9%)
	Alphabet Inc.	0.800%	8/15/2027	120	115
	Alphabet Inc.	3.875%	11/15/2028	137	138
	Alphabet Inc.	4.000%	5/15/2030	200	200
	Alphabet Inc.	1.100%	8/15/2030	875	771
	Alphabet Inc.	4.100%	11/15/2030	393	394
	Alphabet Inc.	4.375%	11/15/2032	232	233
	Alphabet Inc.	4.500%	5/15/2035	275	273
	Alphabet Inc.	4.700%	11/15/2035	273	273
	Alphabet Inc.	1.900%	8/15/2040	50	34
	Alphabet Inc.	5.350%	11/15/2045	350	348
	Alphabet Inc.	2.050%	8/15/2050	667	364
	Alphabet Inc.	5.250%	5/15/2055	100	96
	Alphabet Inc.	5.450%	11/15/2055	741	726
	Alphabet Inc.	2.250%	8/15/2060	218	112
	Alphabet Inc.	5.300%	5/15/2065	100	94
	Alphabet Inc.	5.700%	11/15/2075	289	284
	America Movil SAB de CV	3.625%	4/22/2029	200	196
	America Movil SAB de CV	2.875%	5/7/2030	200	188
	America Movil SAB de CV	4.700%	7/21/2032	250	250
	America Movil SAB de CV	5.000%	1/20/2033	200	203
	America Movil SAB de CV	6.375%	3/1/2035	300	330
	America Movil SAB de CV	6.125%	11/15/2037	100	107
	America Movil SAB de CV	6.125%	3/30/2040	200	212
	America Movil SAB de CV	4.375%	7/16/2042	250	217
	America Movil SAB de CV	4.375%	4/22/2049	200	167
	AppLovin Corp.	5.125%	12/1/2029	200	205
	AppLovin Corp.	5.375%	12/1/2031	200	207
	AppLovin Corp.	5.950%	12/1/2054	150	148

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AT&T Inc.	3.800%	2/15/2027	700	699
AT&T Inc.	2.300%	6/1/2027	450	440
AT&T Inc.	1.650%	2/1/2028	500	476
AT&T Inc.	4.100%	2/15/2028	402	402
AT&T Inc.	4.350%	3/1/2029	200	201
AT&T Inc.	4.300%	2/15/2030	460	461
AT&T Inc.	4.700%	8/15/2030	75	76
AT&T Inc.	2.250%	2/1/2032	618	542
AT&T Inc.	4.550%	11/1/2032	400	397
AT&T Inc.	2.550%	12/1/2033	472	403
AT&T Inc.	4.500%	5/15/2035	450	432
AT&T Inc.	5.375%	8/15/2035	100	102
AT&T Inc.	4.900%	11/1/2035	225	222
AT&T Inc.	5.250%	3/1/2037	550	557
AT&T Inc.	4.900%	8/15/2037	300	292
AT&T Inc.	4.850%	3/1/2039	480	456
AT&T Inc.	3.500%	6/1/2041	500	392
AT&T Inc.	4.300%	12/15/2042	271	228
AT&T Inc.	5.550%	11/1/2045	275	265
AT&T Inc.	4.750%	5/15/2046	723	626
AT&T Inc.	5.150%	11/15/2046	636	581
AT&T Inc.	4.500%	3/9/2048	400	330
AT&T Inc.	3.650%	6/1/2051	717	504
AT&T Inc.	3.500%	9/15/2053	1,264	846
AT&T Inc.	5.700%	11/1/2054	275	263
AT&T Inc.	3.550%	9/15/2055	1,725	1,148
AT&T Inc.	6.050%	8/15/2056	175	176
AT&T Inc.	5.700%	3/1/2057	50	48
AT&T Inc.	3.800%	12/1/2057	968	665
AT&T Inc.	3.650%	9/15/2059	1,104	728
AT&T Inc.	3.850%	6/1/2060	416	285
Baidu Inc.	3.625%	7/6/2027	200	199
Baidu Inc.	3.425%	4/7/2030	200	194
Baidu Inc.	2.375%	8/23/2031	200	182
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	850	862
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	100	82
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	194	184
Booking Holdings Inc.	3.550%	3/15/2028	100	99
British Telecommunications plc	9.625%	12/15/2030	516	630
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	230	227
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	500	468
Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	284	296
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/2031	230	207
Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/2032	850	731
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/2033	275	259
Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/2034	200	211
Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/2034	250	263
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/2035	380	392
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/2038	200	184
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/2041	426	303
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/2042	450	311
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/2045	500	470
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/2047	912	750
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/2048	300	257
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/2050	861	647
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/2051	245	154
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/2052	850	548
Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/2053	58	46
Charter Communications Operating LLC / Charter Communications Operating Capital	6.700%	12/1/2055	648	621
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/2061	350	208
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/2061	200	130
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/2063	200	158
Comcast Corp.	2.350%	1/15/2027	495	488
Comcast Corp.	3.300%	2/1/2027	400	398
Comcast Corp.	3.150%	2/15/2028	325	320
Comcast Corp.	4.150%	10/15/2028	1,242	1,249
Comcast Corp.	4.550%	1/15/2029	200	203
Comcast Corp.	5.100%	6/1/2029	200	206
Comcast Corp.	4.250%	10/15/2030	350	350
Comcast Corp.	1.950%	1/15/2031	150	134

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	4.950%	5/15/2032	150	154
	Comcast Corp.	4.800%	5/15/2033	400	403
	Comcast Corp.	4.200%	8/15/2034	442	422
	Comcast Corp.	5.300%	5/15/2035	250	256
	Comcast Corp.	5.650%	6/15/2035	1,065	1,117
	Comcast Corp.	3.200%	7/15/2036	225	192
	Comcast Corp.	6.450%	3/15/2037	175	194
	Comcast Corp.	4.600%	10/15/2038	550	512
	Comcast Corp.	3.750%	4/1/2040	300	247
	Comcast Corp.	4.650%	7/15/2042	370	324
	Comcast Corp.	3.400%	7/15/2046	600	416
	Comcast Corp.	3.969%	11/1/2047	686	513
	Comcast Corp.	4.000%	3/1/2048	200	150
	Comcast Corp.	4.700%	10/15/2048	38	32
	Comcast Corp.	3.450%	2/1/2050	400	267
	Comcast Corp.	2.800%	1/15/2051	300	174
	Comcast Corp.	2.887%	11/1/2051	757	442
	Comcast Corp.	5.350%	5/15/2053	543	487
	Comcast Corp.	2.937%	11/1/2056	1,053	591
	Comcast Corp.	4.950%	10/15/2058	238	198
	Comcast Corp.	2.650%	8/15/2062	150	75
	Comcast Corp.	2.987%	11/1/2063	847	458
	Comcast Corp.	5.500%	5/15/2064	100	89
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	775	904
	Expedia Group Inc.	4.625%	8/1/2027	150	151
	Expedia Group Inc.	3.250%	2/15/2030	548	526
	Expedia Group Inc.	2.950%	3/15/2031	81	75
	Expedia Group Inc.	5.400%	2/15/2035	81	83
	Fox Corp.	4.709%	1/25/2029	625	633
	Fox Corp.	3.500%	4/8/2030	150	146
	Fox Corp.	6.500%	10/13/2033	100	110
	Fox Corp.	5.476%	1/25/2039	150	150
	Fox Corp.	5.576%	1/25/2049	275	264
	Koninklijke KPN NV	8.375%	10/1/2030	125	146
	Meta Platforms Inc.	3.500%	8/15/2027	200	200
	Meta Platforms Inc.	4.600%	5/15/2028	275	280
	Meta Platforms Inc.	4.300%	8/15/2029	123	124
	Meta Platforms Inc.	4.200%	11/15/2030	210	210
	Meta Platforms Inc.	4.550%	8/15/2031	149	152
	Meta Platforms Inc.	3.850%	8/15/2032	350	339
	Meta Platforms Inc.	4.600%	11/15/2032	141	142
	Meta Platforms Inc.	4.750%	8/15/2034	136	137
	Meta Platforms Inc.	4.875%	11/15/2035	1,159	1,158
	Meta Platforms Inc.	5.500%	11/15/2045	787	764
	Meta Platforms Inc.	4.450%	8/15/2052	650	529
	Meta Platforms Inc.	5.600%	5/15/2053	500	478
	Meta Platforms Inc.	5.400%	8/15/2054	673	625
	Meta Platforms Inc.	5.625%	11/15/2055	1,152	1,106
	Meta Platforms Inc.	4.650%	8/15/2062	200	161
	Meta Platforms Inc.	5.750%	5/15/2063	310	297
	Meta Platforms Inc.	5.550%	8/15/2064	503	467
	Meta Platforms Inc.	5.750%	11/15/2065	739	705
	NBCUniversal Media LLC	4.450%	1/15/2043	225	191
	Netflix Inc.	4.875%	4/15/2028	467	476
	Netflix Inc.	5.875%	11/15/2028	911	958
	Netflix Inc.	6.375%	5/15/2029	85	91
[5]	Netflix Inc.	5.375%	11/15/2029	147	153
[5]	Netflix Inc.	4.875%	6/15/2030	83	85
[5]	Omnicom Group Inc.	4.650%	10/1/2028	100	101
[5]	Omnicom Group Inc.	4.750%	3/30/2030	100	101
	Omnicom Group Inc.	2.450%	4/30/2030	150	139
	Omnicom Group Inc.	4.200%	6/1/2030	100	99
	Omnicom Group Inc.	2.600%	8/1/2031	200	181
	Omnicom Group Inc.	5.300%	11/1/2034	100	102
[5]	Omnicom Group Inc.	5.400%	10/1/2048	175	162
	Orange SA	9.000%	3/1/2031	350	421
	Orange SA	5.500%	2/6/2044	200	197
	Paramount Global	2.900%	1/15/2027	148	146
	Paramount Global	3.375%	2/15/2028	100	97
	Paramount Global	3.700%	6/1/2028	100	98

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Paramount Global	7.875%	7/30/2030	200	216
Paramount Global	4.950%	1/15/2031	210	202
Paramount Global	4.200%	5/19/2032	400	361
Paramount Global	5.500%	5/15/2033	69	66
Paramount Global	6.875%	4/30/2036	248	245
Paramount Global	5.900%	10/15/2040	104	90
Paramount Global	4.850%	7/1/2042	328	242
Paramount Global	4.375%	3/15/2043	230	160
Paramount Global	5.850%	9/1/2043	199	163
Paramount Global	4.900%	8/15/2044	100	72
Paramount Global	4.600%	1/15/2045	92	64
Paramount Global	4.950%	5/19/2050	178	125
Rogers Communications Inc.	5.000%	2/15/2029	315	321
Rogers Communications Inc.	3.800%	3/15/2032	400	377
Rogers Communications Inc.	5.300%	2/15/2034	200	202
Rogers Communications Inc.	4.500%	3/15/2042	500	427
Rogers Communications Inc.	4.550%	3/15/2052	350	279
Sprint Capital Corp.	8.750%	3/15/2032	658	796
Take-Two Interactive Software Inc.	3.700%	4/14/2027	200	199
Telefonica Emisiones SA	4.103%	3/8/2027	250	250
Telefonica Emisiones SA	4.665%	3/6/2038	200	182
Telefonica Emisiones SA	5.213%	3/8/2047	144	127
Telefonica Emisiones SA	4.895%	3/6/2048	925	777
Telefonica Europe BV	8.250%	9/15/2030	250	287
TELUS Corp.	2.800%	2/16/2027	100	99
TELUS Corp.	3.400%	5/13/2032	100	92
Tencent Music Entertainment Group	2.000%	9/3/2030	200	181
Time Warner Cable Enterprises LLC	8.375%	7/15/2033	200	231
Time Warner Cable LLC	6.550%	5/1/2037	200	204
Time Warner Cable LLC	6.750%	6/15/2039	250	253
Time Warner Cable LLC	5.875%	11/15/2040	210	194
Time Warner Cable LLC	4.500%	9/15/2042	250	192
T-Mobile USA Inc.	3.750%	4/15/2027	800	797
T-Mobile USA Inc.	4.750%	2/1/2028	200	200
T-Mobile USA Inc.	2.050%	2/15/2028	250	240
T-Mobile USA Inc.	4.950%	3/15/2028	70	71
T-Mobile USA Inc.	4.800%	7/15/2028	200	204
T-Mobile USA Inc.	2.625%	2/15/2029	140	134
T-Mobile USA Inc.	2.400%	3/15/2029	100	95
T-Mobile USA Inc.	4.200%	10/1/2029	76	76
T-Mobile USA Inc.	3.875%	4/15/2030	2,400	2,359
T-Mobile USA Inc.	2.550%	2/15/2031	845	772
T-Mobile USA Inc.	2.875%	2/15/2031	186	173
T-Mobile USA Inc.	3.500%	4/15/2031	395	378
T-Mobile USA Inc.	2.250%	11/15/2031	500	443
T-Mobile USA Inc.	2.700%	3/15/2032	200	180
T-Mobile USA Inc.	5.125%	5/15/2032	84	86
T-Mobile USA Inc.	5.200%	1/15/2033	709	732
T-Mobile USA Inc.	5.050%	7/15/2033	460	469
T-Mobile USA Inc.	5.150%	4/15/2034	170	174
T-Mobile USA Inc.	4.950%	11/15/2035	190	189
T-Mobile USA Inc.	4.375%	4/15/2040	400	359
T-Mobile USA Inc.	3.000%	2/15/2041	155	115
T-Mobile USA Inc.	4.500%	4/15/2050	615	506
T-Mobile USA Inc.	3.300%	2/15/2051	1,000	667
T-Mobile USA Inc.	3.400%	10/15/2052	575	386
T-Mobile USA Inc.	5.650%	1/15/2053	158	153
T-Mobile USA Inc.	5.750%	1/15/2054	596	584
T-Mobile USA Inc.	5.875%	11/15/2055	111	111
T-Mobile USA Inc.	5.700%	1/15/2056	110	107
T-Mobile USA Inc.	3.600%	11/15/2060	200	133
TWDC Enterprises 18 Corp.	3.700%	12/1/2042	125	101
TWDC Enterprises 18 Corp.	4.125%	6/1/2044	200	168
TWDC Enterprises 18 Corp.	3.000%	7/30/2046	300	207
Uber Technologies Inc.	4.300%	1/15/2030	375	377
Uber Technologies Inc.	4.150%	1/15/2031	341	339
Uber Technologies Inc.	4.800%	9/15/2034	236	235
Uber Technologies Inc.	4.800%	9/15/2035	298	296
Uber Technologies Inc.	5.350%	9/15/2054	125	119
Verisign Inc.	2.700%	6/15/2031	200	182

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	VeriSign Inc.	5.250%	6/1/2032	65	67
	Verizon Communications Inc.	2.100%	3/22/2028	600	576
	Verizon Communications Inc.	4.016%	12/3/2029	727	721
	Verizon Communications Inc.	3.150%	3/22/2030	310	297
	Verizon Communications Inc.	1.680%	10/30/2030	527	467
	Verizon Communications Inc.	1.750%	1/20/2031	500	440
	Verizon Communications Inc.	2.550%	3/21/2031	800	731
	Verizon Communications Inc.	2.355%	3/15/2032	802	707
	Verizon Communications Inc.	4.750%	1/15/2033	191	191
	Verizon Communications Inc.	5.050%	5/9/2033	177	181
	Verizon Communications Inc.	4.500%	8/10/2033	467	459
	Verizon Communications Inc.	4.400%	11/1/2034	261	252
	Verizon Communications Inc.	4.780%	2/15/2035	600	591
	Verizon Communications Inc.	5.250%	4/2/2035	252	256
	Verizon Communications Inc.	4.272%	1/15/2036	256	240
	Verizon Communications Inc.	5.000%	1/15/2036	243	241
[5]	Verizon Communications Inc.	5.401%	7/2/2037	525	531
	Verizon Communications Inc.	4.812%	3/15/2039	200	190
	Verizon Communications Inc.	2.650%	11/20/2040	1,260	900
	Verizon Communications Inc.	3.400%	3/22/2041	552	432
	Verizon Communications Inc.	2.850%	9/3/2041	200	144
	Verizon Communications Inc.	4.750%	11/1/2041	200	182
	Verizon Communications Inc.	6.550%	9/15/2043	125	137
	Verizon Communications Inc.	5.750%	11/30/2045	457	454
	Verizon Communications Inc.	4.862%	8/21/2046	760	676
	Verizon Communications Inc.	4.522%	9/15/2048	176	147
	Verizon Communications Inc.	4.000%	3/22/2050	250	190
	Verizon Communications Inc.	3.550%	3/22/2051	800	568
	Verizon Communications Inc.	5.875%	11/30/2055	1,103	1,089
	Verizon Communications Inc.	2.987%	10/30/2056	900	535
	Verizon Communications Inc.	3.000%	11/20/2060	500	291
	Verizon Communications Inc.	6.000%	11/30/2065	541	534
	Vodafone Group plc	6.150%	2/27/2037	71	77
	Vodafone Group plc	5.250%	5/30/2048	283	261
	Vodafone Group plc	4.875%	6/19/2049	525	456
	Vodafone Group plc	4.250%	9/17/2050	350	274
	Vodafone Group plc	5.625%	2/10/2053	310	296
	Vodafone Group plc	5.750%	2/10/2063	125	119
	Vodafone Group plc	5.875%	6/28/2064	200	193
	Walt Disney Co.	2.000%	9/1/2029	461	431
	Walt Disney Co.	3.800%	3/22/2030	140	139
	Walt Disney Co.	2.650%	1/13/2031	700	655
	Walt Disney Co.	6.400%	12/15/2035	674	761
	Walt Disney Co.	6.650%	11/15/2037	200	228
	Walt Disney Co.	4.625%	3/23/2040	75	72
	Walt Disney Co.	3.500%	5/13/2040	250	209
	Walt Disney Co.	5.400%	10/1/2043	100	100
	Walt Disney Co.	4.750%	9/15/2044	175	159
	Walt Disney Co.	2.750%	9/1/2049	225	143
	Walt Disney Co.	3.600%	1/13/2051	400	297
	Walt Disney Co.	3.800%	5/13/2060	300	219
	Weibo Corp.	3.375%	7/8/2030	200	190
					95,611
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	400	396
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	200	206
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	300	272
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	280	276
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	200	208
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	200	184
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	225	187
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	200	136
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	100	83
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	300	194
	Amazon.com Inc.	3.300%	4/13/2027	600	597
	Amazon.com Inc.	3.150%	8/22/2027	617	613
	Amazon.com Inc.	4.550%	12/1/2027	108	110
	Amazon.com Inc.	1.650%	5/12/2028	500	477
	Amazon.com Inc.	3.900%	11/20/2028	694	696

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.450%	4/13/2029	300	296
	Amazon.com Inc.	4.650%	12/1/2029	142	146
	Amazon.com Inc.	1.500%	6/3/2030	155	140
	Amazon.com Inc.	4.100%	11/20/2030	732	733
	Amazon.com Inc.	2.100%	5/12/2031	613	554
	Amazon.com Inc.	3.600%	4/13/2032	500	485
	Amazon.com Inc.	4.700%	12/1/2032	500	514
	Amazon.com Inc.	4.350%	3/20/2033	679	677
	Amazon.com Inc.	4.800%	12/5/2034	225	231
	Amazon.com Inc.	4.650%	11/20/2035	537	534
	Amazon.com Inc.	3.875%	8/22/2037	600	550
	Amazon.com Inc.	2.875%	5/12/2041	329	249
	Amazon.com Inc.	4.050%	8/22/2047	600	492
	Amazon.com Inc.	2.500%	6/3/2050	800	479
	Amazon.com Inc.	5.450%	11/20/2055	675	659
	Amazon.com Inc.	2.700%	6/3/2060	400	226
	Amazon.com Inc.	3.250%	5/12/2061	450	287
	Amazon.com Inc.	4.100%	4/13/2062	362	277
	Amazon.com Inc.	5.550%	11/20/2065	600	581
	American Honda Finance Corp.	2.350%	1/8/2027	100	98
	American Honda Finance Corp.	4.900%	3/12/2027	200	202
	American Honda Finance Corp.	4.550%	7/9/2027	200	202
	American Honda Finance Corp.	4.900%	7/9/2027	100	101
	American Honda Finance Corp.	4.450%	10/22/2027	200	202
	American Honda Finance Corp.	4.550%	3/3/2028	220	222
	American Honda Finance Corp.	2.000%	3/24/2028	100	96
	American Honda Finance Corp.	5.125%	7/7/2028	200	205
	American Honda Finance Corp.	4.250%	9/1/2028	450	452
	American Honda Finance Corp.	5.650%	11/15/2028	200	209
	American Honda Finance Corp.	2.250%	1/12/2029	100	95
	American Honda Finance Corp.	4.400%	9/5/2029	175	177
	American Honda Finance Corp.	4.600%	4/17/2030	200	202
	American Honda Finance Corp.	4.500%	9/4/2030	500	502
	American Honda Finance Corp.	1.800%	1/13/2031	300	265
	American Honda Finance Corp.	5.050%	7/10/2031	50	51
	American Honda Finance Corp.	5.150%	7/9/2032	200	205
	American Honda Finance Corp.	4.900%	1/10/2034	200	201
[2]	American University	3.672%	4/1/2049	110	83
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/2046	50	41
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/2049	50	46
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	250	160
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	200	154
	AutoNation Inc.	3.800%	11/15/2027	75	74
	AutoNation Inc.	4.450%	1/15/2029	200	201
	AutoNation Inc.	3.850%	3/1/2032	474	446
	AutoZone Inc.	3.750%	6/1/2027	283	282
	AutoZone Inc.	3.750%	4/18/2029	100	99
	AutoZone Inc.	5.100%	7/15/2029	200	206
	AutoZone Inc.	4.000%	4/15/2030	171	169
	AutoZone Inc.	5.125%	6/15/2030	140	144
	AutoZone Inc.	1.650%	1/15/2031	200	175
	AutoZone Inc.	4.750%	8/1/2032	200	202
	AutoZone Inc.	6.550%	11/1/2033	150	167
	AutoZone Inc.	5.400%	7/15/2034	100	103
	Best Buy Co. Inc.	4.450%	10/1/2028	200	202
	BorgWarner Inc.	2.650%	7/1/2027	200	196
	BorgWarner Inc.	4.950%	8/15/2029	50	51
	BorgWarner Inc.	5.400%	8/15/2034	50	52
	BorgWarner Inc.	4.375%	3/15/2045	100	84
	Brunswick Corp.	5.850%	3/18/2029	375	388
	California Endowment	2.498%	4/1/2051	50	30
	California Institute of Technology	4.321%	8/1/2045	70	61
	California Institute of Technology	4.700%	11/1/2111	50	40
	California Institute of Technology	3.650%	9/1/2119	100	63
	Choice Hotels International Inc.	3.700%	1/15/2031	746	710
	Choice Hotels International Inc.	5.850%	8/1/2034	200	204
	Claremont Mckenna College	3.775%	1/1/2122	150	98
	Cornell University	4.835%	6/15/2034	125	127
	Darden Restaurants Inc.	3.850%	5/1/2027	200	200
	Darden Restaurants Inc.	4.350%	10/15/2027	11	11

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Darden Restaurants Inc.	4.550%	10/15/2029	75	76
	Darden Restaurants Inc.	4.550%	2/15/2048	14	11
	DR Horton Inc.	4.850%	10/15/2030	150	153
	DR Horton Inc.	5.500%	10/15/2035	88	92
[2]	Duke University	2.682%	10/1/2044	100	73
[2]	Duke University	2.757%	10/1/2050	50	32
[2]	Duke University	2.832%	10/1/2055	125	78
	eBay Inc.	3.600%	6/5/2027	300	299
	eBay Inc.	4.250%	3/6/2029	158	159
	eBay Inc.	2.600%	5/10/2031	200	183
	eBay Inc.	5.125%	11/6/2035	400	400
	eBay Inc.	4.000%	7/15/2042	200	166
	eBay Inc.	3.650%	5/10/2051	200	146
	Emory University	2.143%	9/1/2030	150	137
	Emory University	2.969%	9/1/2050	50	33
	Ferguson Enterprises Inc.	4.350%	3/15/2031	65	65
	Ferguson Enterprises Inc.	5.000%	10/3/2034	130	131
	Ford Foundation	2.415%	6/1/2050	60	36
	Ford Foundation	2.815%	6/1/2070	150	85
	Ford Motor Co.	4.346%	12/8/2026	343	343
	Ford Motor Co.	9.625%	4/22/2030	50	58
	Ford Motor Co.	3.250%	2/12/2032	350	309
	Ford Motor Co.	4.750%	1/15/2043	623	492
	Ford Motor Co.	7.400%	11/1/2046	195	210
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	200	199
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	200	202
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	200	203
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	208	209
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	718	713
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	200	197
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	122	127
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	200	193
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	208	217
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	200	210
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	200	188
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	500	503
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	500	513
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	150	152
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	260	245
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	250	229
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	574	588
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	300	314
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	400	395
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	50	48
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	80	77
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	100	106
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	80	64
	General Motors Co.	6.800%	10/1/2027	100	104
	General Motors Co.	5.350%	4/15/2028	402	412
	General Motors Co.	5.625%	4/15/2030	500	521
	General Motors Co.	5.600%	10/15/2032	50	52
	General Motors Co.	5.000%	4/1/2035	165	162
	General Motors Co.	6.250%	4/15/2035	203	215
	General Motors Co.	6.600%	4/1/2036	150	163
	General Motors Co.	5.150%	4/1/2038	225	216
	General Motors Co.	6.250%	10/2/2043	440	446
	General Motors Co.	5.200%	4/1/2045	130	117
	General Motors Co.	6.750%	4/1/2046	100	107
	General Motors Co.	5.400%	4/1/2048	200	182
	General Motors Co.	5.950%	4/1/2049	119	115
	General Motors Financial Co. Inc.	4.350%	1/17/2027	325	326
	General Motors Financial Co. Inc.	5.000%	4/9/2027	473	478
	General Motors Financial Co. Inc.	5.400%	5/8/2027	200	203
	General Motors Financial Co. Inc.	5.000%	7/15/2027	150	152
	General Motors Financial Co. Inc.	2.700%	8/20/2027	500	489
	General Motors Financial Co. Inc.	5.050%	4/4/2028	72	73
	General Motors Financial Co. Inc.	2.400%	4/10/2028	200	193
	General Motors Financial Co. Inc.	2.400%	10/15/2028	200	191
	General Motors Financial Co. Inc.	4.200%	10/27/2028	173	173
	General Motors Financial Co. Inc.	5.800%	1/7/2029	400	417

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	4.300%	4/6/2029	500	499
	General Motors Financial Co. Inc.	5.550%	7/15/2029	400	415
	General Motors Financial Co. Inc.	4.900%	10/6/2029	664	675
	General Motors Financial Co. Inc.	5.850%	4/6/2030	372	391
	General Motors Financial Co. Inc.	2.350%	1/8/2031	216	194
	General Motors Financial Co. Inc.	5.750%	2/8/2031	100	105
	General Motors Financial Co. Inc.	2.700%	6/10/2031	200	181
	General Motors Financial Co. Inc.	5.600%	6/18/2031	125	130
	General Motors Financial Co. Inc.	5.625%	4/4/2032	65	68
	General Motors Financial Co. Inc.	6.100%	1/7/2034	431	457
	General Motors Financial Co. Inc.	5.950%	4/4/2034	188	197
	General Motors Financial Co. Inc.	5.900%	1/7/2035	89	93
	General Motors Financial Co. Inc.	6.150%	7/15/2035	650	685
	Genuine Parts Co.	6.500%	11/1/2028	200	211
	Genuine Parts Co.	4.950%	8/15/2029	217	221
	Genuine Parts Co.	1.875%	11/1/2030	303	266
	Genuine Parts Co.	6.875%	11/1/2033	75	83
	George Washington University	4.126%	9/15/2048	150	122
	Georgetown University	4.315%	4/1/2049	68	56
	Georgetown University	2.943%	4/1/2050	100	64
	Georgetown University	5.215%	10/1/2118	59	52
	Hasbro Inc.	3.900%	11/19/2029	350	344
	Hasbro Inc.	6.350%	3/15/2040	125	131
	Hasbro Inc.	5.100%	5/15/2044	50	45
	Home Depot Inc.	2.500%	4/15/2027	395	389
	Home Depot Inc.	2.800%	9/14/2027	200	197
	Home Depot Inc.	3.750%	9/15/2028	132	132
	Home Depot Inc.	2.950%	6/15/2029	600	581
	Home Depot Inc.	4.750%	6/25/2029	200	205
	Home Depot Inc.	2.700%	4/15/2030	295	279
	Home Depot Inc.	3.950%	9/15/2030	109	109
	Home Depot Inc.	1.375%	3/15/2031	250	217
	Home Depot Inc.	4.850%	6/25/2031	175	181
	Home Depot Inc.	1.875%	9/15/2031	200	176
	Home Depot Inc.	3.250%	4/15/2032	200	188
	Home Depot Inc.	4.500%	9/15/2032	200	202
	Home Depot Inc.	4.950%	6/25/2034	100	102
	Home Depot Inc.	4.650%	9/15/2035	256	254
	Home Depot Inc.	5.875%	12/16/2036	903	977
	Home Depot Inc.	3.300%	4/15/2040	5	4
	Home Depot Inc.	5.950%	4/1/2041	175	187
	Home Depot Inc.	4.200%	4/1/2043	200	173
	Home Depot Inc.	4.875%	2/15/2044	300	280
	Home Depot Inc.	4.400%	3/15/2045	100	87
	Home Depot Inc.	4.250%	4/1/2046	330	279
	Home Depot Inc.	3.900%	6/15/2047	250	199
	Home Depot Inc.	4.500%	12/6/2048	225	194
	Home Depot Inc.	3.350%	4/15/2050	13	9
	Home Depot Inc.	2.375%	3/15/2051	200	115
	Home Depot Inc.	3.625%	4/15/2052	1,202	877
	Home Depot Inc.	4.950%	9/15/2052	60	55
	Honda Motor Co. Ltd.	2.534%	3/10/2027	200	197
	Honda Motor Co. Ltd.	4.436%	7/8/2028	400	403
	Honda Motor Co. Ltd.	4.688%	7/8/2030	250	253
	Honda Motor Co. Ltd.	2.967%	3/10/2032	200	183
	Honda Motor Co. Ltd.	5.337%	7/8/2035	200	204
	Howard University	5.209%	10/1/2052	50	43
	Hyatt Hotels Corp.	4.375%	9/15/2028	75	75
	Hyatt Hotels Corp.	5.750%	4/23/2030	200	209
	Hyatt Hotels Corp.	5.375%	12/15/2031	200	206
	Hyatt Hotels Corp.	5.500%	6/30/2034	50	52
	Hyatt Hotels Corp.	5.400%	12/15/2035	125	125
	JD.com Inc.	3.375%	1/14/2030	200	194
	Johns Hopkins University	4.705%	7/1/2032	75	76
[2]	Johns Hopkins University	4.083%	7/1/2053	75	60
	Las Vegas Sands Corp.	5.900%	6/1/2027	100	102
	Las Vegas Sands Corp.	5.625%	6/15/2028	50	51
	Las Vegas Sands Corp.	6.000%	8/15/2029	50	52
	Las Vegas Sands Corp.	6.000%	6/14/2030	75	79
	Las Vegas Sands Corp.	6.200%	8/15/2034	150	158

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lear Corp.	3.800%	9/15/2027	41	41
	Lear Corp.	4.250%	5/15/2029	150	149
	Lear Corp.	3.500%	5/30/2030	100	96
	Leggett & Platt Inc.	3.500%	11/15/2027	125	123
	Leggett & Platt Inc.	4.400%	3/15/2029	75	74
	Leggett & Platt Inc.	3.500%	11/15/2051	100	66
	Leland Stanford Junior University	4.679%	3/1/2035	125	126
	Leland Stanford Junior University	3.647%	5/1/2048	200	157
	Lennar Corp.	5.200%	7/30/2030	125	129
	LKQ Corp.	5.750%	6/15/2028	500	517
	Lowe's Cos. Inc.	3.100%	5/3/2027	350	346
	Lowe's Cos. Inc.	3.950%	10/15/2027	470	470
	Lowe's Cos. Inc.	1.300%	4/15/2028	260	245
	Lowe's Cos. Inc.	1.700%	9/15/2028	200	189
	Lowe's Cos. Inc.	4.000%	10/15/2028	543	544
	Lowe's Cos. Inc.	6.500%	3/15/2029	67	72
	Lowe's Cos. Inc.	3.650%	4/5/2029	232	229
	Lowe's Cos. Inc.	4.500%	4/15/2030	250	253
	Lowe's Cos. Inc.	1.700%	10/15/2030	300	266
	Lowe's Cos. Inc.	4.250%	3/15/2031	407	405
	Lowe's Cos. Inc.	2.625%	4/1/2031	250	229
	Lowe's Cos. Inc.	3.750%	4/1/2032	500	479
	Lowe's Cos. Inc.	4.500%	10/15/2032	600	597
	Lowe's Cos. Inc.	5.000%	4/15/2033	250	256
	Lowe's Cos. Inc.	5.150%	7/1/2033	52	54
	Lowe's Cos. Inc.	4.850%	10/15/2035	385	382
	Lowe's Cos. Inc.	2.800%	9/15/2041	200	144
	Lowe's Cos. Inc.	4.250%	9/15/2044	28	23
	Lowe's Cos. Inc.	4.050%	5/3/2047	300	237
	Lowe's Cos. Inc.	3.000%	10/15/2050	332	210
	Lowe's Cos. Inc.	3.500%	4/1/2051	300	208
	Lowe's Cos. Inc.	4.250%	4/1/2052	400	315
	Lowe's Cos. Inc.	5.625%	4/15/2053	100	97
	Lowe's Cos. Inc.	5.750%	7/1/2053	475	469
	Lowe's Cos. Inc.	5.800%	9/15/2062	261	255
	Magna International Inc.	5.050%	3/14/2029	150	154
	Magna International Inc.	2.450%	6/15/2030	100	93
	Magna International Inc.	5.875%	6/1/2035	162	172
	Marriott International Inc.	4.200%	7/15/2027	8	8
	Marriott International Inc.	4.000%	4/15/2028	50	50
	Marriott International Inc.	4.800%	3/15/2030	200	204
	Marriott International Inc.	4.625%	6/15/2030	700	711
	Marriott International Inc.	2.850%	4/15/2031	300	278
	Marriott International Inc.	4.500%	10/15/2031	19	19
	Marriott International Inc.	5.300%	5/15/2034	200	206
	Marriott International Inc.	5.500%	4/15/2037	148	151
	Masco Corp.	3.500%	11/15/2027	100	99
	Masco Corp.	1.500%	2/15/2028	200	189
	Masco Corp.	2.000%	2/15/2031	100	88
	Masco Corp.	4.500%	5/15/2047	100	85
[2]	Massachusetts Institute of Technology	3.959%	7/1/2038	125	116
	Massachusetts Institute of Technology	2.989%	7/1/2050	85	57
	Massachusetts Institute of Technology	3.067%	4/1/2052	100	67
	Massachusetts Institute of Technology	5.618%	6/1/2055	150	154
	Massachusetts Institute of Technology	5.600%	7/1/2111	175	174
	Massachusetts Institute of Technology	4.678%	7/1/2114	125	104
	Massachusetts Institute of Technology	3.885%	7/1/2116	100	69
	Mattel Inc.	5.000%	11/17/2030	100	101
	McDonald's Corp.	3.500%	3/1/2027	200	199
	McDonald's Corp.	3.500%	7/1/2027	315	313
	McDonald's Corp.	3.800%	4/1/2028	350	349
	McDonald's Corp.	4.800%	8/14/2028	200	204
	McDonald's Corp.	2.625%	9/1/2029	217	207
	McDonald's Corp.	2.125%	3/1/2030	200	185
	McDonald's Corp.	4.600%	5/15/2030	72	73
	McDonald's Corp.	4.950%	3/3/2035	720	728
	McDonald's Corp.	5.000%	2/13/2036	200	202
	McDonald's Corp.	6.300%	10/15/2037	150	167
	McDonald's Corp.	6.300%	3/1/2038	100	110
	McDonald's Corp.	5.700%	2/1/2039	100	105

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McDonald's Corp.	3.700%	2/15/2042	25	20
	McDonald's Corp.	3.625%	5/1/2043	100	79
	McDonald's Corp.	4.600%	5/26/2045	210	185
	McDonald's Corp.	4.875%	12/9/2045	300	273
	McDonald's Corp.	4.450%	3/1/2047	250	214
	McDonald's Corp.	4.450%	9/1/2048	150	127
	McDonald's Corp.	3.625%	9/1/2049	122	90
	McDonald's Corp.	4.200%	4/1/2050	200	161
	McDonald's Corp.	5.450%	8/14/2053	213	207
	MDC Holdings Inc.	2.500%	1/15/2031	100	89
	MDC Holdings Inc.	6.000%	1/15/2043	100	93
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	250	296
	Mohawk Industries Inc.	3.625%	5/15/2030	125	121
	NIKE Inc.	2.750%	3/27/2027	200	198
	NIKE Inc.	2.850%	3/27/2030	200	191
	NIKE Inc.	3.625%	5/1/2043	125	100
	NIKE Inc.	3.375%	3/27/2050	504	361
[2]	Northwestern University	4.643%	12/1/2044	75	71
[2]	Northwestern University	2.640%	12/1/2050	50	31
[2]	Northwestern University	3.662%	12/1/2057	75	55
	NVR Inc.	3.000%	5/15/2030	200	189
	O'Reilly Automotive Inc.	3.600%	9/1/2027	325	323
	O'Reilly Automotive Inc.	1.750%	3/15/2031	500	438
	Polaris Inc.	5.600%	3/1/2031	125	126
	President & Fellows of Harvard College	4.887%	3/15/2030	100	103
	President & Fellows of Harvard College	4.609%	2/15/2035	175	177
	President & Fellows of Harvard College	4.875%	10/15/2040	225	222
	President & Fellows of Harvard College	3.150%	7/15/2046	100	72
	President & Fellows of Harvard College	3.745%	11/15/2052	100	76
	PulteGroup Inc.	6.375%	5/15/2033	242	265
	PVH Corp.	5.500%	6/13/2030	350	356
	Ralph Lauren Corp.	2.950%	6/15/2030	200	190
	Ralph Lauren Corp.	5.000%	6/15/2032	150	154
	Rockefeller Foundation	2.492%	10/1/2050	250	151
	Ross Stores Inc.	1.875%	4/15/2031	200	176
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	300	296
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	453	455
	Sands China Ltd.	2.300%	3/8/2027	200	195
	Sands China Ltd.	5.400%	8/8/2028	400	407
	Sands China Ltd.	4.375%	6/18/2030	200	197
	Starbucks Corp.	4.850%	2/8/2027	175	177
	Starbucks Corp.	3.500%	3/1/2028	100	99
	Starbucks Corp.	4.500%	5/15/2028	125	126
	Starbucks Corp.	4.000%	11/15/2028	200	200
	Starbucks Corp.	3.550%	8/15/2029	250	246
	Starbucks Corp.	2.250%	3/12/2030	450	415
	Starbucks Corp.	4.800%	5/15/2030	125	128
	Starbucks Corp.	2.550%	11/15/2030	743	687
	Starbucks Corp.	4.900%	2/15/2031	75	77
	Starbucks Corp.	3.000%	2/14/2032	230	212
	Starbucks Corp.	4.800%	2/15/2033	250	253
	Starbucks Corp.	5.000%	2/15/2034	75	76
	Starbucks Corp.	4.300%	6/15/2045	50	41
	Starbucks Corp.	3.750%	12/1/2047	125	93
	Starbucks Corp.	3.350%	3/12/2050	100	68
	Starbucks Corp.	3.500%	11/15/2050	250	175
	Tapestry Inc.	4.125%	7/15/2027	23	23
	Tapestry Inc.	5.100%	3/11/2030	144	148
	Tapestry Inc.	3.050%	3/15/2032	200	182
	Tapestry Inc.	5.500%	3/11/2035	116	119
	TJX Cos. Inc.	3.875%	4/15/2030	184	183
	Toll Brothers Finance Corp.	4.350%	2/15/2028	250	251
	Toll Brothers Finance Corp.	5.600%	6/15/2035	100	103
	Toyota Motor Corp.	4.186%	6/30/2027	125	126
	Toyota Motor Corp.	5.118%	7/13/2028	164	169
	Toyota Motor Corp.	4.450%	6/30/2030	150	152
	Toyota Motor Corp.	5.053%	6/30/2035	150	154
	Toyota Motor Credit Corp.	4.600%	1/8/2027	350	353
	Toyota Motor Credit Corp.	3.200%	1/11/2027	200	199
	Toyota Motor Credit Corp.	1.900%	1/13/2027	80	78

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	5.000%	3/19/2027	200	203
	Toyota Motor Credit Corp.	4.500%	5/14/2027	225	227
	Toyota Motor Credit Corp.	1.150%	8/13/2027	500	480
	Toyota Motor Credit Corp.	4.550%	9/20/2027	250	253
	Toyota Motor Credit Corp.	4.350%	10/8/2027	150	151
	Toyota Motor Credit Corp.	3.050%	1/11/2028	100	99
	Toyota Motor Credit Corp.	1.900%	4/6/2028	200	192
	Toyota Motor Credit Corp.	4.050%	9/5/2028	400	402
	Toyota Motor Credit Corp.	5.250%	9/11/2028	200	207
	Toyota Motor Credit Corp.	4.650%	1/5/2029	200	204
	Toyota Motor Credit Corp.	3.650%	1/8/2029	530	525
	Toyota Motor Credit Corp.	5.050%	5/16/2029	100	103
	Toyota Motor Credit Corp.	4.550%	8/9/2029	100	102
	Toyota Motor Credit Corp.	4.950%	1/9/2030	350	360
	Toyota Motor Credit Corp.	2.150%	2/13/2030	150	139
	Toyota Motor Credit Corp.	4.800%	5/15/2030	225	231
	Toyota Motor Credit Corp.	4.550%	5/17/2030	101	103
	Toyota Motor Credit Corp.	5.550%	11/20/2030	200	211
	Toyota Motor Credit Corp.	5.100%	3/21/2031	200	208
	Toyota Motor Credit Corp.	1.900%	9/12/2031	200	176
	Toyota Motor Credit Corp.	4.600%	10/10/2031	250	253
	Toyota Motor Credit Corp.	4.650%	9/3/2032	250	252
	Toyota Motor Credit Corp.	4.800%	1/5/2034	200	204
	Toyota Motor Credit Corp.	5.350%	1/9/2035	250	262
	Tractor Supply Co.	1.750%	11/1/2030	200	177
	Trustees of Boston College	3.129%	7/1/2052	100	69
	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	100	98
	Trustees of Dartmouth College	4.273%	6/1/2030	150	151
	Trustees of Princeton University	5.700%	3/1/2039	150	161
	Trustees of Princeton University	2.516%	7/1/2050	150	93
	Trustees of Princeton University	4.201%	3/1/2052	100	83
	Trustees of the University of Pennsylvania	2.396%	10/1/2050	200	118
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	50	41
[2]	University of Chicago	2.547%	4/1/2050	100	65
[2]	University of Chicago	4.003%	10/1/2053	100	79
	University of Miami	4.063%	4/1/2052	100	80
[2]	University of Notre Dame du Lac	3.438%	2/15/2045	100	78
	University of Notre Dame du Lac	3.394%	2/15/2048	125	94
[2]	University of Southern California	3.028%	10/1/2039	100	83
[2]	University of Southern California	3.841%	10/1/2047	100	80
	University of Southern California	2.945%	10/1/2051	200	130
	University of Southern California	5.250%	10/1/2111	100	93
	Washington University	3.524%	4/15/2054	100	72
	Washington University	4.349%	4/15/2122	50	38
[2]	William Marsh Rice University	3.574%	5/15/2045	150	119
	Yale University	1.482%	4/15/2030	100	90
	Yale University	2.402%	4/15/2050	100	60
					87,107
Consumer Staples (1.5%)
	Ahold Finance USA LLC	6.875%	5/1/2029	100	108
	Altria Group Inc.	4.875%	2/4/2028	150	153
	Altria Group Inc.	4.500%	8/6/2030	157	158
	Altria Group Inc.	5.625%	2/6/2035	125	130
	Altria Group Inc.	5.250%	8/6/2035	136	138
	Altria Group Inc.	3.400%	2/4/2041	500	386
	Altria Group Inc.	4.250%	8/9/2042	275	229
	Altria Group Inc.	4.500%	5/2/2043	125	107
	Altria Group Inc.	3.875%	9/16/2046	425	319
	Altria Group Inc.	3.700%	2/4/2051	750	530
	Altria Group Inc.	6.200%	2/14/2059	70	70
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/2036	1,120	1,109
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	1,897	1,754
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	100	99
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	475	438
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	565	577
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	1,000	976
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	250	322
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	375	388
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	325	311

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	1,051	903
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	600	599
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	405	412
Archer-Daniels-Midland Co.	5.935%	10/1/2032	80	87
Archer-Daniels-Midland Co.	5.375%	9/15/2035	95	100
Archer-Daniels-Midland Co.	3.750%	9/15/2047	50	39
Archer-Daniels-Midland Co.	2.700%	9/15/2051	200	123
BAT Capital Corp.	4.700%	4/2/2027	330	332
BAT Capital Corp.	3.557%	8/15/2027	231	229
BAT Capital Corp.	2.259%	3/25/2028	500	481
BAT Capital Corp.	3.462%	9/6/2029	100	97
BAT Capital Corp.	4.906%	4/2/2030	175	179
BAT Capital Corp.	6.343%	8/2/2030	200	216
BAT Capital Corp.	5.834%	2/20/2031	200	212
BAT Capital Corp.	2.726%	3/25/2031	500	461
BAT Capital Corp.	5.350%	8/15/2032	273	284
BAT Capital Corp.	7.750%	10/19/2032	100	117
BAT Capital Corp.	6.421%	8/2/2033	200	221
BAT Capital Corp.	6.000%	2/20/2034	200	214
BAT Capital Corp.	5.625%	8/15/2035	294	306
BAT Capital Corp.	4.390%	8/15/2037	525	483
BAT Capital Corp.	4.540%	8/15/2047	383	318
BAT Capital Corp.	4.758%	9/6/2049	375	317
BAT Capital Corp.	5.282%	4/2/2050	200	180
BAT Capital Corp.	5.650%	3/16/2052	200	189
BAT Capital Corp.	7.081%	8/2/2053	175	198
BAT International Finance plc	4.448%	3/16/2028	500	504
BAT International Finance plc	5.931%	2/2/2029	400	420
Brown-Forman Corp.	4.750%	4/15/2033	200	203
Brown-Forman Corp.	4.500%	7/15/2045	100	87
Bunge Ltd. Finance Corp.	3.750%	9/25/2027	200	199
Bunge Ltd. Finance Corp.	4.100%	1/7/2028	70	70
Bunge Ltd. Finance Corp.	2.750%	5/14/2031	350	321
Bunge Ltd. Finance Corp.	4.650%	9/17/2034	150	147
Bunge Ltd. Finance Corp.	5.150%	8/4/2035	125	127
Campbell's Co.	4.150%	3/15/2028	175	175
Campbell's Co.	5.200%	3/21/2029	100	102
Campbell's Co.	4.550%	3/21/2031	227	226
Campbell's Co.	5.400%	3/21/2034	175	178
Campbell's Co.	4.750%	3/23/2035	150	145
Campbell's Co.	4.800%	3/15/2048	135	117
Campbell's Co.	3.125%	4/24/2050	100	65
Campbell's Co.	5.250%	10/13/2054	75	68
Church & Dwight Co. Inc.	3.150%	8/1/2027	100	99
Church & Dwight Co. Inc.	3.950%	8/1/2047	75	60
Clorox Co.	3.100%	10/1/2027	50	49
Clorox Co.	3.900%	5/15/2028	50	50
Clorox Co.	4.400%	5/1/2029	150	152
Clorox Co.	1.800%	5/15/2030	50	45
Coca-Cola Co.	3.375%	3/25/2027	200	199
Coca-Cola Co.	2.900%	5/25/2027	559	554
Coca-Cola Co.	1.000%	3/15/2028	500	472
Coca-Cola Co.	2.125%	9/6/2029	125	118
Coca-Cola Co.	3.450%	3/25/2030	250	245
Coca-Cola Co.	1.375%	3/15/2031	100	88
Coca-Cola Co.	5.000%	5/13/2034	100	104
Coca-Cola Co.	4.650%	8/14/2034	130	133
Coca-Cola Co.	2.500%	6/1/2040	200	149
Coca-Cola Co.	2.875%	5/5/2041	500	383
Coca-Cola Co.	4.200%	3/25/2050	175	147
Coca-Cola Co.	2.600%	6/1/2050	550	340
Coca-Cola Co.	5.200%	1/14/2055	300	289
Coca-Cola Co.	2.750%	6/1/2060	300	176
Coca-Cola Co.	5.400%	5/13/2064	250	243
Coca-Cola Consolidated Inc.	5.250%	6/1/2029	100	103
Coca-Cola Consolidated Inc.	5.450%	6/1/2034	54	57
Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	200	189
Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	150	146
Colgate-Palmolive Co.	3.100%	8/15/2027	250	248
Colgate-Palmolive Co.	4.000%	8/15/2045	150	127

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conagra Brands Inc.	7.000%	10/1/2028	275	293
Conagra Brands Inc.	4.850%	11/1/2028	250	253
Conagra Brands Inc.	5.000%	8/1/2030	100	101
Conagra Brands Inc.	8.250%	9/15/2030	50	57
Conagra Brands Inc.	5.750%	8/1/2035	100	102
Conagra Brands Inc.	5.300%	11/1/2038	200	191
Conagra Brands Inc.	5.400%	11/1/2048	150	134
Constellation Brands Inc.	3.700%	12/6/2026	425	424
Constellation Brands Inc.	3.500%	5/9/2027	150	149
Constellation Brands Inc.	3.600%	2/15/2028	175	173
Constellation Brands Inc.	4.650%	11/15/2028	75	76
Constellation Brands Inc.	3.150%	8/1/2029	225	217
Constellation Brands Inc.	2.875%	5/1/2030	356	335
Constellation Brands Inc.	4.800%	5/1/2030	50	51
Constellation Brands Inc.	2.250%	8/1/2031	275	244
Constellation Brands Inc.	4.950%	11/1/2035	125	124
Constellation Brands Inc.	5.250%	11/15/2048	100	92
Constellation Brands Inc.	3.750%	5/1/2050	125	91
Costco Wholesale Corp.	1.600%	4/20/2030	700	634
Costco Wholesale Corp.	1.750%	4/20/2032	181	157
Delhaize America LLC	9.000%	4/15/2031	100	119
Diageo Capital plc	5.300%	10/24/2027	250	256
Diageo Capital plc	2.000%	4/29/2030	200	183
Diageo Capital plc	2.125%	4/29/2032	200	174
Diageo Capital plc	5.875%	9/30/2036	50	54
Diageo Capital plc	3.875%	4/29/2043	250	205
Diageo Finance plc	5.625%	10/5/2033	200	213
Diageo Investment Corp.	5.625%	4/15/2035	200	212
Dollar General Corp.	4.125%	5/1/2028	405	406
Dollar General Corp.	5.200%	7/5/2028	200	205
Dollar General Corp.	3.500%	4/3/2030	100	97
Dollar General Corp.	5.000%	11/1/2032	222	225
Dollar General Corp.	5.450%	7/5/2033	200	207
Dollar General Corp.	5.500%	11/1/2052	100	95
Dollar Tree Inc.	4.200%	5/15/2028	549	550
Dollar Tree Inc.	2.650%	12/1/2031	160	144
Dollar Tree Inc.	3.375%	12/1/2051	175	118
Estee Lauder Cos. Inc.	3.150%	3/15/2027	367	364
Estee Lauder Cos. Inc.	2.375%	12/1/2029	125	117
Estee Lauder Cos. Inc.	5.000%	2/14/2034	125	127
Estee Lauder Cos. Inc.	6.000%	5/15/2037	75	81
Estee Lauder Cos. Inc.	4.375%	6/15/2045	100	84
Estee Lauder Cos. Inc.	4.150%	3/15/2047	100	80
Estee Lauder Cos. Inc.	3.125%	12/1/2049	125	83
Fomento Economico Mexicano SAB de CV	4.375%	5/10/2043	100	87
General Mills Inc.	4.200%	4/17/2028	375	376
General Mills Inc.	4.875%	1/30/2030	200	205
General Mills Inc.	2.875%	4/15/2030	150	142
General Mills Inc.	2.250%	10/14/2031	250	222
General Mills Inc.	4.950%	3/29/2033	200	203
General Mills Inc.	5.250%	1/30/2035	150	153
General Mills Inc.	5.400%	6/15/2040	100	100
General Mills Inc.	3.000%	2/1/2051	50	32
Haleon US Capital LLC	3.375%	3/24/2027	250	248
Haleon US Capital LLC	3.375%	3/24/2029	250	244
Haleon US Capital LLC	3.625%	3/24/2032	700	666
Hershey Co.	4.550%	2/24/2028	133	135
Hershey Co.	2.450%	11/15/2029	130	123
Hershey Co.	3.125%	11/15/2049	150	103
Hormel Foods Corp.	4.800%	3/30/2027	150	152
Hormel Foods Corp.	1.800%	6/11/2030	200	181
Hormel Foods Corp.	3.050%	6/3/2051	200	131
Ingredion Inc.	2.900%	6/1/2030	175	165
J M Smucker Co.	3.375%	12/15/2027	150	149
J M Smucker Co.	5.900%	11/15/2028	75	79
J M Smucker Co.	2.375%	3/15/2030	100	93
J M Smucker Co.	2.125%	3/15/2032	31	27
J M Smucker Co.	6.200%	11/15/2033	200	217
J M Smucker Co.	4.250%	3/15/2035	100	94
J M Smucker Co.	4.375%	3/15/2045	125	105

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	J M Smucker Co.	6.500%	11/15/2053	200	216
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/2033	634	661
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/2034	259	286
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	4.375%	2/2/2052	400	309
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.500%	12/1/2052	300	308
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	7.250%	11/15/2053	122	136
[5]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	5.950%	4/20/2035	175	184
[5]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	6.375%	2/25/2055	150	153
[5]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	5.500%	1/15/2036	425	431
[5]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.250%	3/1/2056	250	249
[5]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.375%	4/15/2066	125	124
	Kellanova	3.400%	11/15/2027	125	124
	Kellanova	4.300%	5/15/2028	100	101
	Kellanova	7.450%	4/1/2031	125	143
	Kellanova	5.750%	5/16/2054	100	100
	Kenvue Inc.	5.050%	3/22/2028	200	204
	Kenvue Inc.	4.850%	5/22/2032	200	204
	Kenvue Inc.	4.900%	3/22/2033	200	204
	Kenvue Inc.	5.050%	3/22/2053	425	387
	Kenvue Inc.	5.200%	3/22/2063	150	136
	Keurig Dr Pepper Inc.	5.100%	3/15/2027	200	202
	Keurig Dr Pepper Inc.	3.430%	6/15/2027	100	99
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	200	204
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	175	173
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	150	143
	Keurig Dr Pepper Inc.	2.250%	3/15/2031	200	178
	Keurig Dr Pepper Inc.	5.200%	3/15/2031	100	103
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	150	144
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	200	204
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	400	401
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	200	167
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	150	109
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	200	161
	Kimberly-Clark Corp.	1.050%	9/15/2027	500	478
	Kimberly-Clark Corp.	3.950%	11/1/2028	50	50
	Kimberly-Clark Corp.	3.200%	4/25/2029	150	146
	Kimberly-Clark Corp.	3.100%	3/26/2030	155	149
	Kimberly-Clark Corp.	2.000%	11/2/2031	250	225
	Kimberly-Clark Corp.	6.625%	8/1/2037	250	288
	Kimberly-Clark Corp.	5.300%	3/1/2041	25	25
	Kimberly-Clark Corp.	3.200%	7/30/2046	175	125
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	37	38
	Kraft Heinz Foods Co.	3.875%	5/15/2027	250	249
	Kraft Heinz Foods Co.	3.750%	4/1/2030	200	196
	Kraft Heinz Foods Co.	4.250%	3/1/2031	200	198
	Kraft Heinz Foods Co.	6.875%	1/26/2039	100	112
	Kraft Heinz Foods Co.	5.000%	6/4/2042	250	229
	Kraft Heinz Foods Co.	5.200%	7/15/2045	550	504
	Kraft Heinz Foods Co.	4.375%	6/1/2046	700	578
	Kraft Heinz Foods Co.	4.875%	10/1/2049	300	258
	Kroger Co.	3.700%	8/1/2027	100	100
	Kroger Co.	7.700%	6/1/2029	50	55
	Kroger Co.	8.000%	9/15/2029	125	140
	Kroger Co.	2.200%	5/1/2030	100	92
	Kroger Co.	7.500%	4/1/2031	100	114
	Kroger Co.	5.000%	9/15/2034	375	377
	Kroger Co.	5.400%	7/15/2040	50	50
	Kroger Co.	5.000%	4/15/2042	125	116
	Kroger Co.	5.150%	8/1/2043	100	94
	Kroger Co.	4.650%	1/15/2048	225	193
	Kroger Co.	5.400%	1/15/2049	150	143
	Kroger Co.	3.950%	1/15/2050	150	115
	Kroger Co.	5.500%	9/15/2054	381	363
	Kroger Co.	5.650%	9/15/2064	260	247
	McCormick & Co. Inc.	3.400%	8/15/2027	150	149
	McCormick & Co. Inc.	2.500%	4/15/2030	250	232
	McCormick & Co. Inc.	4.700%	10/15/2034	100	99
	Molson Coors Beverage Co.	4.200%	7/15/2046	375	301
	Mondelez International Inc.	2.625%	3/17/2027	200	197
	Mondelez International Inc.	4.250%	5/6/2028	150	151

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mondelez International Inc.	4.750%	2/20/2029	100	102
Mondelez International Inc.	2.750%	4/13/2030	115	108
Mondelez International Inc.	1.875%	10/15/2032	300	258
Mondelez International Inc.	5.125%	5/6/2035	325	332
Mondelez International Inc.	2.625%	9/4/2050	250	149
PepsiCo Inc.	4.400%	2/7/2027	150	151
PepsiCo Inc.	2.625%	3/19/2027	100	99
PepsiCo Inc.	3.000%	10/15/2027	325	322
PepsiCo Inc.	4.450%	2/7/2028	175	178
PepsiCo Inc.	4.450%	5/15/2028	200	203
PepsiCo Inc.	4.100%	1/15/2029	250	251
PepsiCo Inc.	2.625%	7/29/2029	200	191
PepsiCo Inc.	2.750%	3/19/2030	345	328
PepsiCo Inc.	1.625%	5/1/2030	700	634
PepsiCo Inc.	4.300%	7/23/2030	150	152
PepsiCo Inc.	1.400%	2/25/2031	200	175
PepsiCo Inc.	4.650%	7/23/2032	175	178
PepsiCo Inc.	5.000%	7/23/2035	425	434
PepsiCo Inc.	3.500%	3/19/2040	175	148
PepsiCo Inc.	2.625%	10/21/2041	200	145
PepsiCo Inc.	3.600%	8/13/2042	100	81
PepsiCo Inc.	4.450%	4/14/2046	300	264
PepsiCo Inc.	3.450%	10/6/2046	300	226
PepsiCo Inc.	4.000%	5/2/2047	100	82
PepsiCo Inc.	3.375%	7/29/2049	240	173
PepsiCo Inc.	2.875%	10/15/2049	325	214
PepsiCo Inc.	2.750%	10/21/2051	50	31
PepsiCo Inc.	3.875%	3/19/2060	150	114
Philip Morris International Inc.	4.750%	2/12/2027	400	404
Philip Morris International Inc.	4.375%	11/1/2027	125	126
Philip Morris International Inc.	5.125%	11/17/2027	200	204
Philip Morris International Inc.	3.125%	3/2/2028	100	98
Philip Morris International Inc.	4.125%	4/28/2028	200	201
Philip Morris International Inc.	3.875%	10/27/2028	150	150
Philip Morris International Inc.	4.875%	2/13/2029	200	205
Philip Morris International Inc.	3.375%	8/15/2029	250	244
Philip Morris International Inc.	4.625%	11/1/2029	200	203
Philip Morris International Inc.	5.625%	11/17/2029	200	210
Philip Morris International Inc.	5.125%	2/15/2030	200	207
Philip Morris International Inc.	4.375%	4/30/2030	200	201
Philip Morris International Inc.	2.100%	5/1/2030	150	137
Philip Morris International Inc.	5.500%	9/7/2030	244	256
Philip Morris International Inc.	4.000%	10/29/2030	234	232
Philip Morris International Inc.	1.750%	11/1/2030	500	446
Philip Morris International Inc.	5.125%	2/13/2031	225	233
Philip Morris International Inc.	4.750%	11/1/2031	200	204
Philip Morris International Inc.	4.250%	10/29/2032	430	423
Philip Morris International Inc.	5.750%	11/17/2032	700	748
Philip Morris International Inc.	5.375%	2/15/2033	200	209
Philip Morris International Inc.	5.625%	9/7/2033	189	200
Philip Morris International Inc.	5.250%	2/13/2034	400	414
Philip Morris International Inc.	4.900%	11/1/2034	50	50
Philip Morris International Inc.	4.875%	4/30/2035	200	201
Philip Morris International Inc.	4.625%	10/29/2035	183	179
Philip Morris International Inc.	6.375%	5/16/2038	200	223
Philip Morris International Inc.	4.375%	11/15/2041	500	444
Philip Morris International Inc.	4.500%	3/20/2042	125	112
Philip Morris International Inc.	3.875%	8/21/2042	25	21
Philip Morris International Inc.	4.125%	3/4/2043	150	127
Pilgrim's Pride Corp.	4.250%	4/15/2031	300	291
Pilgrim's Pride Corp.	3.500%	3/1/2032	200	184
Pilgrim's Pride Corp.	6.250%	7/1/2033	175	187
Procter & Gamble Co.	2.800%	3/25/2027	500	495
Procter & Gamble Co.	3.000%	3/25/2030	500	482
Procter & Gamble Co.	4.050%	5/1/2030	100	101
Procter & Gamble Co.	1.200%	10/29/2030	300	264
Procter & Gamble Co.	4.100%	11/3/2032	250	249
Procter & Gamble Co.	4.550%	1/29/2034	200	203
Procter & Gamble Co.	4.600%	5/1/2035	100	101
Procter & Gamble Co.	4.350%	11/3/2035	250	247

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Procter & Gamble Co.	5.550%	3/5/2037	150	162
Procter & Gamble Co.	3.550%	3/25/2040	100	87
Reynolds American Inc.	5.700%	8/15/2035	175	183
Reynolds American Inc.	7.250%	6/15/2037	100	115
Reynolds American Inc.	6.150%	9/15/2043	75	77
Reynolds American Inc.	5.850%	8/15/2045	650	639
Sysco Corp.	3.250%	7/15/2027	175	173
Sysco Corp.	5.750%	1/17/2029	100	105
Sysco Corp.	2.400%	2/15/2030	100	93
Sysco Corp.	5.950%	4/1/2030	166	176
Sysco Corp.	6.000%	1/17/2034	100	108
Sysco Corp.	6.600%	4/1/2040	175	193
Sysco Corp.	4.500%	4/1/2046	200	171
Sysco Corp.	4.450%	3/15/2048	100	85
Sysco Corp.	6.600%	4/1/2050	100	110
Sysco Corp.	3.150%	12/14/2051	250	166
Target Corp.	1.950%	1/15/2027	100	98
Target Corp.	4.350%	6/15/2028	94	95
Target Corp.	3.375%	4/15/2029	200	196
Target Corp.	2.650%	9/15/2030	250	235
Target Corp.	4.500%	9/15/2032	154	156
Target Corp.	4.500%	9/15/2034	100	99
Target Corp.	5.000%	4/15/2035	239	242
Target Corp.	5.250%	2/15/2036	200	205
Target Corp.	6.500%	10/15/2037	103	117
Target Corp.	7.000%	1/15/2038	125	146
Target Corp.	4.000%	7/1/2042	250	211
Target Corp.	3.625%	4/15/2046	52	40
Target Corp.	3.900%	11/15/2047	300	235
Tyson Foods Inc.	3.550%	6/2/2027	275	273
Tyson Foods Inc.	4.350%	3/1/2029	280	281
Tyson Foods Inc.	5.700%	3/15/2034	250	264
Tyson Foods Inc.	5.150%	8/15/2044	200	187
Tyson Foods Inc.	5.100%	9/28/2048	262	241
Unilever Capital Corp.	2.900%	5/5/2027	175	173
Unilever Capital Corp.	4.250%	8/12/2027	150	151
Unilever Capital Corp.	4.875%	9/8/2028	200	205
Unilever Capital Corp.	1.375%	9/14/2030	300	266
Unilever Capital Corp.	1.750%	8/12/2031	500	441
Unilever Capital Corp.	5.900%	11/15/2032	200	218
Unilever Capital Corp.	5.000%	12/8/2033	200	207
Unilever Capital Corp.	4.625%	8/12/2034	200	201
Walmart Inc.	4.100%	4/28/2027	225	227
Walmart Inc.	3.250%	7/8/2029	250	246
Walmart Inc.	2.375%	9/24/2029	425	403
Walmart Inc.	4.350%	4/28/2030	150	152
Walmart Inc.	4.150%	9/9/2032	250	252
Walmart Inc.	4.900%	4/28/2035	150	154
Walmart Inc.	5.250%	9/1/2035	192	203
Walmart Inc.	6.200%	4/15/2038	315	355
Walmart Inc.	3.950%	6/28/2038	275	255
Walmart Inc.	5.000%	10/25/2040	100	102
Walmart Inc.	4.000%	4/11/2043	274	237
Walmart Inc.	3.625%	12/15/2047	265	205
Walmart Inc.	4.050%	6/29/2048	375	312
Walmart Inc.	4.500%	9/9/2052	400	352
Walmart Inc.	4.500%	4/15/2053	250	221
				77,912
Energy (1.9%)
APA Corp.	6.100%	2/15/2035	100	103
Apache Corp.	5.100%	9/1/2040	90	77
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/2026	200	197
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/2027	200	198
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/2029	250	241
Boardwalk Pipelines LP	4.450%	7/15/2027	100	100
Boardwalk Pipelines LP	5.625%	8/1/2034	235	246
Boardwalk Pipelines LP	5.375%	2/15/2036	200	201
BP Capital Markets America Inc.	3.017%	1/16/2027	400	397
BP Capital Markets America Inc.	5.017%	11/17/2027	300	306

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	4.234%	11/6/2028	345	347
	BP Capital Markets America Inc.	4.699%	4/10/2029	100	102
	BP Capital Markets America Inc.	4.970%	10/17/2029	200	206
	BP Capital Markets America Inc.	4.868%	11/25/2029	400	411
	BP Capital Markets America Inc.	3.633%	4/6/2030	350	343
	BP Capital Markets America Inc.	2.721%	1/12/2032	200	182
	BP Capital Markets America Inc.	4.812%	2/13/2033	400	405
	BP Capital Markets America Inc.	4.893%	9/11/2033	535	544
	BP Capital Markets America Inc.	4.989%	4/10/2034	200	204
	BP Capital Markets America Inc.	5.227%	11/17/2034	350	361
	BP Capital Markets America Inc.	3.060%	6/17/2041	230	175
	BP Capital Markets America Inc.	3.000%	2/24/2050	450	293
	BP Capital Markets America Inc.	2.772%	11/10/2050	250	154
	BP Capital Markets America Inc.	2.939%	6/4/2051	500	318
	BP Capital Markets America Inc.	3.001%	3/17/2052	200	128
	BP Capital Markets America Inc.	3.379%	2/8/2061	400	261
	BP Capital Markets plc	3.279%	9/19/2027	200	198
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	500	499
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	50	51
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	100	94
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	100	112
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	125	135
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	50	51
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	100	104
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	300	318
	Canadian Natural Resources Ltd.	4.950%	6/1/2047	140	123
	Cenovus Energy Inc.	4.650%	3/20/2031	100	100
	Cenovus Energy Inc.	2.650%	1/15/2032	100	89
	Cenovus Energy Inc.	5.400%	3/20/2036	150	150
	Cenovus Energy Inc.	5.250%	6/15/2037	38	37
	Cenovus Energy Inc.	6.750%	11/15/2039	39	43
	Cenovus Energy Inc.	5.400%	6/15/2047	119	109
	Cenovus Energy Inc.	3.750%	2/15/2052	150	105
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	285	278
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	100	85
	Cheniere Energy Inc.	4.625%	10/15/2028	252	252
	Cheniere Energy Inc.	5.650%	4/15/2034	265	275
	Cheniere Energy Partners LP	4.500%	10/1/2029	275	276
	Cheniere Energy Partners LP	4.000%	3/1/2031	791	771
	Cheniere Energy Partners LP	3.250%	1/31/2032	350	323
	Cheniere Energy Partners LP	5.950%	6/30/2033	47	50
	Cheniere Energy Partners LP	5.750%	8/15/2034	100	104
[5]	Cheniere Energy Partners LP	5.550%	10/30/2035	600	614
	Chevron Corp.	2.236%	5/11/2030	500	464
	Chevron USA Inc.	4.405%	2/26/2027	45	45
	Chevron USA Inc.	1.018%	8/12/2027	500	479
	Chevron USA Inc.	3.950%	8/13/2027	317	319
	Chevron USA Inc.	4.475%	2/26/2028	200	203
	Chevron USA Inc.	4.050%	8/13/2028	532	536
	Chevron USA Inc.	4.687%	4/15/2030	150	153
	Chevron USA Inc.	4.300%	10/15/2030	170	172
	Chevron USA Inc.	4.819%	4/15/2032	150	154
	Chevron USA Inc.	4.500%	10/15/2032	443	447
	Chevron USA Inc.	4.980%	4/15/2035	117	120
	Chevron USA Inc.	4.850%	10/15/2035	400	405
	Chevron USA Inc.	2.343%	8/12/2050	200	116
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	200	183
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	200	153
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	200	202
	CNOOC Petroleum North America ULC	5.875%	3/10/2035	200	222
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	225	265
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	100	99
	ConocoPhillips	6.500%	2/1/2039	100	112
	ConocoPhillips	4.875%	10/1/2047	285	255
	ConocoPhillips Co.	4.700%	1/15/2030	225	229
	ConocoPhillips Co.	4.850%	1/15/2032	200	206
	ConocoPhillips Co.	5.050%	9/15/2033	200	206
	ConocoPhillips Co.	5.000%	1/15/2035	225	228
	ConocoPhillips Co.	3.758%	3/15/2042	88	72
	ConocoPhillips Co.	4.300%	11/15/2044	275	232

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
ConocoPhillips Co.	3.800%	3/15/2052	190	139
ConocoPhillips Co.	5.300%	5/15/2053	478	445
ConocoPhillips Co.	5.550%	3/15/2054	175	168
ConocoPhillips Co.	5.500%	1/15/2055	325	311
ConocoPhillips Co.	4.025%	3/15/2062	300	218
ConocoPhillips Co.	5.700%	9/15/2063	125	121
ConocoPhillips Co.	5.650%	1/15/2065	200	192
Continental Resources Inc.	4.375%	1/15/2028	200	200
Continental Resources Inc.	4.900%	6/1/2044	125	100
Coterra Energy Inc.	3.900%	5/15/2027	200	199
Coterra Energy Inc.	5.600%	3/15/2034	105	108
Coterra Energy Inc.	5.400%	2/15/2035	310	315
Coterra Energy Inc.	5.900%	2/15/2055	50	48
DCP Midstream Operating LP	5.625%	7/15/2027	75	76
DCP Midstream Operating LP	3.250%	2/15/2032	181	167
DCP Midstream Operating LP	5.600%	4/1/2044	40	39
Devon Energy Corp.	5.250%	10/15/2027	100	100
Devon Energy Corp.	5.875%	6/15/2028	130	130
Devon Energy Corp.	4.500%	1/15/2030	130	131
Devon Energy Corp.	7.875%	9/30/2031	160	185
Devon Energy Corp.	7.950%	4/15/2032	163	190
Devon Energy Corp.	4.750%	5/15/2042	130	112
Devon Energy Corp.	5.000%	6/15/2045	150	131
Diamondback Energy Inc.	3.250%	12/1/2026	100	99
Diamondback Energy Inc.	5.200%	4/18/2027	150	152
Diamondback Energy Inc.	3.500%	12/1/2029	200	194
Diamondback Energy Inc.	5.150%	1/30/2030	150	154
Diamondback Energy Inc.	6.250%	3/15/2033	190	205
Diamondback Energy Inc.	5.400%	4/18/2034	230	235
Diamondback Energy Inc.	5.550%	4/1/2035	180	185
Diamondback Energy Inc.	4.400%	3/24/2051	200	160
Diamondback Energy Inc.	4.250%	3/15/2052	100	78
Diamondback Energy Inc.	6.250%	3/15/2053	200	202
Diamondback Energy Inc.	5.750%	4/18/2054	265	250
Diamondback Energy Inc.	5.900%	4/18/2064	175	166
Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	100	106
Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	100	97
Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	100	103
Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	100	96
Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	125	107
Enbridge Energy Partners LP	7.500%	4/15/2038	150	176
Enbridge Energy Partners LP	5.500%	9/15/2040	125	124
Enbridge Inc.	5.250%	4/5/2027	200	203
Enbridge Inc.	3.700%	7/15/2027	150	149
Enbridge Inc.	4.600%	6/20/2028	75	76
Enbridge Inc.	6.000%	11/15/2028	125	131
Enbridge Inc.	4.200%	11/20/2028	150	150
Enbridge Inc.	5.300%	4/5/2029	200	206
Enbridge Inc.	3.125%	11/15/2029	200	192
Enbridge Inc.	4.900%	6/20/2030	100	102
Enbridge Inc.	6.200%	11/15/2030	525	564
Enbridge Inc.	4.500%	2/15/2031	189	189
Enbridge Inc.	5.700%	3/8/2033	400	421
Enbridge Inc.	2.500%	8/1/2033	200	172
Enbridge Inc.	5.625%	4/5/2034	100	104
Enbridge Inc.	5.550%	6/20/2035	425	440
Enbridge Inc.	5.200%	11/20/2035	112	113
Enbridge Inc.	4.500%	6/10/2044	100	85
Enbridge Inc.	5.500%	12/1/2046	135	133
Enbridge Inc.	3.400%	8/1/2051	200	137
Enbridge Inc.	6.700%	11/15/2053	165	181
Enbridge Inc.	5.950%	4/5/2054	250	253
Enbridge Inc.	7.200%	6/27/2054	120	127
Enbridge Inc.	7.375%	3/15/2055	50	53
Energy Transfer LP	4.400%	3/15/2027	150	150
Energy Transfer LP	5.500%	6/1/2027	300	305
Energy Transfer LP	5.550%	2/15/2028	950	975
Energy Transfer LP	4.950%	5/15/2028	200	203
Energy Transfer LP	5.250%	4/15/2029	425	437
Energy Transfer LP	5.250%	7/1/2029	73	75

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy Transfer LP	5.200%	4/1/2030	32	33
Energy Transfer LP	3.750%	5/15/2030	250	243
Energy Transfer LP	5.750%	2/15/2033	200	210
Energy Transfer LP	6.550%	12/1/2033	600	658
Energy Transfer LP	5.550%	5/15/2034	150	154
Energy Transfer LP	5.600%	9/1/2034	207	213
Energy Transfer LP	5.700%	4/1/2035	101	105
Energy Transfer LP	6.625%	10/15/2036	225	244
Energy Transfer LP	5.800%	6/15/2038	150	153
Energy Transfer LP	6.050%	6/1/2041	100	101
Energy Transfer LP	6.500%	2/1/2042	275	290
Energy Transfer LP	4.950%	1/15/2043	175	154
Energy Transfer LP	5.300%	4/1/2044	300	272
Energy Transfer LP	5.000%	5/15/2044	100	87
Energy Transfer LP	5.150%	3/15/2045	175	155
Energy Transfer LP	5.350%	5/15/2045	45	41
Energy Transfer LP	6.125%	12/15/2045	200	197
Energy Transfer LP	5.300%	4/15/2047	200	178
Energy Transfer LP	5.400%	10/1/2047	275	247
Energy Transfer LP	6.250%	4/15/2049	320	317
Energy Transfer LP	5.000%	5/15/2050	555	464
Energy Transfer LP	5.950%	5/15/2054	640	606
Energy Transfer LP	6.050%	9/1/2054	191	184
Energy Transfer LP	6.200%	4/1/2055	150	147
Enterprise Products Operating LLC	4.600%	1/11/2027	445	448
Enterprise Products Operating LLC	3.950%	2/15/2027	100	100
Enterprise Products Operating LLC	4.300%	6/20/2028	325	328
Enterprise Products Operating LLC	3.125%	7/31/2029	200	194
Enterprise Products Operating LLC	2.800%	1/31/2030	300	285
Enterprise Products Operating LLC	4.600%	1/15/2031	450	456
Enterprise Products Operating LLC	6.875%	3/1/2033	175	198
Enterprise Products Operating LLC	4.850%	1/31/2034	75	76
Enterprise Products Operating LLC	4.950%	2/15/2035	150	152
Enterprise Products Operating LLC	5.200%	1/15/2036	350	356
Enterprise Products Operating LLC	7.550%	4/15/2038	150	180
Enterprise Products Operating LLC	6.125%	10/15/2039	300	323
Enterprise Products Operating LLC	5.950%	2/1/2041	175	185
Enterprise Products Operating LLC	4.450%	2/15/2043	300	264
Enterprise Products Operating LLC	4.850%	3/15/2044	335	306
Enterprise Products Operating LLC	5.100%	2/15/2045	100	94
Enterprise Products Operating LLC	4.900%	5/15/2046	425	384
Enterprise Products Operating LLC	4.250%	2/15/2048	100	82
Enterprise Products Operating LLC	4.800%	2/1/2049	100	88
Enterprise Products Operating LLC	4.200%	1/31/2050	350	281
Enterprise Products Operating LLC	3.200%	2/15/2052	300	199
Enterprise Products Operating LLC	3.300%	2/15/2053	200	134
Enterprise Products Operating LLC	5.550%	2/16/2055	250	242
Enterprise Products Operating LLC	3.950%	1/31/2060	200	146
Enterprise Products Operating LLC	5.250%	8/16/2077	100	100
Enterprise Products Operating LLC	5.375%	2/15/2078	200	199
EOG Resources Inc.	4.400%	7/15/2028	100	101
EOG Resources Inc.	4.375%	4/15/2030	200	201
EOG Resources Inc.	4.400%	1/15/2031	100	100
EOG Resources Inc.	5.000%	7/15/2032	200	205
EOG Resources Inc.	5.350%	1/15/2036	275	283
EOG Resources Inc.	4.950%	4/15/2050	200	179
EOG Resources Inc.	5.650%	12/1/2054	125	122
EOG Resources Inc.	5.950%	7/15/2055	175	178
EQT Corp.	3.900%	10/1/2027	150	149
EQT Corp.	5.700%	4/1/2028	200	206
EQT Corp.	5.000%	1/15/2029	200	203
EQT Corp.	7.000%	2/1/2030	200	217
EQT Corp.	5.750%	2/1/2034	300	314
Equinor ASA	7.250%	9/23/2027	250	264
Equinor ASA	4.250%	6/2/2028	103	104
Equinor ASA	3.625%	9/10/2028	175	175
Equinor ASA	2.375%	5/22/2030	400	372
Equinor ASA	4.500%	9/3/2030	77	78
Equinor ASA	4.750%	11/14/2035	185	184
Equinor ASA	5.100%	8/17/2040	125	124

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Equinor ASA	4.250%	11/23/2041	175	155
Equinor ASA	3.950%	5/15/2043	125	105
Equinor ASA	4.800%	11/8/2043	175	163
Equinor ASA	3.250%	11/18/2049	225	157
Equinor ASA	3.700%	4/6/2050	405	307
Expand Energy Corp.	5.375%	3/15/2030	300	305
Expand Energy Corp.	4.750%	2/1/2032	200	198
Expand Energy Corp.	5.700%	1/15/2035	75	78
Exxon Mobil Corp.	2.440%	8/16/2029	250	239
Exxon Mobil Corp.	2.610%	10/15/2030	650	609
Exxon Mobil Corp.	2.995%	8/16/2039	100	80
Exxon Mobil Corp.	4.227%	3/19/2040	400	367
Exxon Mobil Corp.	3.567%	3/6/2045	235	184
Exxon Mobil Corp.	4.114%	3/1/2046	200	167
Exxon Mobil Corp.	4.327%	3/19/2050	805	676
Exxon Mobil Corp.	3.452%	4/15/2051	500	359
Halliburton Co.	2.920%	3/1/2030	200	189
Halliburton Co.	6.700%	9/15/2038	345	382
Halliburton Co.	7.450%	9/15/2039	500	589
Halliburton Co.	4.500%	11/15/2041	100	87
Halliburton Co.	5.000%	11/15/2045	500	447
Helmerich & Payne Inc.	4.650%	12/1/2027	250	252
Helmerich & Payne Inc.	4.850%	12/1/2029	200	201
Helmerich & Payne Inc.	2.900%	9/29/2031	100	89
Helmerich & Payne Inc.	5.500%	12/1/2034	50	49
Hess Corp.	4.300%	4/1/2027	487	489
Hess Corp.	7.300%	8/15/2031	180	207
Hess Corp.	7.125%	3/15/2033	100	116
Hess Corp.	6.000%	1/15/2040	75	81
Hess Corp.	5.600%	2/15/2041	350	362
HF Sinclair Corp.	5.750%	1/15/2031	200	207
HF Sinclair Corp.	5.500%	9/1/2032	102	103
HF Sinclair Corp.	6.250%	1/15/2035	175	183
Kinder Morgan Energy Partners LP	7.750%	3/15/2032	715	833
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	50	53
Kinder Morgan Energy Partners LP	6.500%	2/1/2037	250	273
Kinder Morgan Energy Partners LP	6.950%	1/15/2038	50	56
Kinder Morgan Energy Partners LP	6.500%	9/1/2039	200	216
Kinder Morgan Energy Partners LP	6.550%	9/15/2040	200	217
Kinder Morgan Energy Partners LP	5.625%	9/1/2041	50	49
Kinder Morgan Energy Partners LP	4.700%	11/1/2042	150	132
Kinder Morgan Energy Partners LP	5.000%	3/1/2043	75	68
Kinder Morgan Inc.	4.300%	3/1/2028	200	201
Kinder Morgan Inc.	5.150%	6/1/2030	50	52
Kinder Morgan Inc.	7.800%	8/1/2031	140	162
Kinder Morgan Inc.	7.750%	1/15/2032	265	308
Kinder Morgan Inc.	5.300%	12/1/2034	175	179
Kinder Morgan Inc.	5.850%	6/1/2035	900	952
Kinder Morgan Inc.	5.550%	6/1/2045	425	410
Kinder Morgan Inc.	5.050%	2/15/2046	175	157
Kinder Morgan Inc.	3.600%	2/15/2051	200	140
Kinder Morgan Inc.	5.450%	8/1/2052	130	121
Kinder Morgan Inc.	5.950%	8/1/2054	130	129
Marathon Petroleum Corp.	5.125%	12/15/2026	200	201
Marathon Petroleum Corp.	5.150%	3/1/2030	120	124
Marathon Petroleum Corp.	5.700%	3/1/2035	295	304
Marathon Petroleum Corp.	6.500%	3/1/2041	300	319
Marathon Petroleum Corp.	4.500%	4/1/2048	260	209
Marathon Petroleum Corp.	5.000%	9/15/2054	100	84
MPLX LP	4.250%	12/1/2027	275	276
MPLX LP	4.000%	3/15/2028	400	399
MPLX LP	2.650%	8/15/2030	155	144
MPLX LP	4.950%	9/1/2032	149	150
MPLX LP	5.000%	3/1/2033	200	201
MPLX LP	5.500%	6/1/2034	250	255
MPLX LP	5.400%	4/1/2035	112	113
MPLX LP	5.400%	9/15/2035	350	353
MPLX LP	4.500%	4/15/2038	400	365
MPLX LP	4.700%	4/15/2048	400	332
MPLX LP	4.950%	3/14/2052	260	219

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
MPLX LP	5.650%	3/1/2053	200	185
MPLX LP	5.950%	4/1/2055	111	107
MPLX LP	6.200%	9/15/2055	200	199
NOV Inc.	3.600%	12/1/2029	200	195
NOV Inc.	3.950%	12/1/2042	125	98
Occidental Petroleum Corp.	8.500%	7/15/2027	86	90
Occidental Petroleum Corp.	6.375%	9/1/2028	97	102
Occidental Petroleum Corp.	5.200%	8/1/2029	205	210
Occidental Petroleum Corp.	8.875%	7/15/2030	176	203
Occidental Petroleum Corp.	6.625%	9/1/2030	155	167
Occidental Petroleum Corp.	6.125%	1/1/2031	196	207
Occidental Petroleum Corp.	7.500%	5/1/2031	153	172
Occidental Petroleum Corp.	7.875%	9/15/2031	85	97
Occidental Petroleum Corp.	5.375%	1/1/2032	280	286
Occidental Petroleum Corp.	5.550%	10/1/2034	210	214
Occidental Petroleum Corp.	6.450%	9/15/2036	301	320
Occidental Petroleum Corp.	7.950%	6/15/2039	43	50
Occidental Petroleum Corp.	6.200%	3/15/2040	128	130
Occidental Petroleum Corp.	6.600%	3/15/2046	196	202
Occidental Petroleum Corp.	4.400%	4/15/2046	75	59
Occidental Petroleum Corp.	4.200%	3/15/2048	55	41
Occidental Petroleum Corp.	6.050%	10/1/2054	175	167
ONEOK Inc.	4.250%	9/24/2027	400	401
ONEOK Inc.	4.550%	7/15/2028	200	202
ONEOK Inc.	5.650%	11/1/2028	100	104
ONEOK Inc.	4.350%	3/15/2029	100	100
ONEOK Inc.	5.375%	6/1/2029	90	93
ONEOK Inc.	3.400%	9/1/2029	245	237
ONEOK Inc.	3.100%	3/15/2030	200	190
ONEOK Inc.	3.250%	6/1/2030	200	190
ONEOK Inc.	4.750%	10/15/2031	125	126
ONEOK Inc.	4.950%	10/15/2032	158	159
ONEOK Inc.	6.050%	9/1/2033	350	372
ONEOK Inc.	5.050%	11/1/2034	325	322
ONEOK Inc.	5.400%	10/15/2035	325	328
ONEOK Inc.	5.150%	10/15/2043	125	114
ONEOK Inc.	5.600%	4/1/2044	60	57
ONEOK Inc.	5.050%	4/1/2045	80	71
ONEOK Inc.	4.250%	9/15/2046	200	157
ONEOK Inc.	4.950%	7/13/2047	110	96
ONEOK Inc.	4.200%	10/3/2047	150	116
ONEOK Inc.	5.200%	7/15/2048	40	36
ONEOK Inc.	4.850%	2/1/2049	100	84
ONEOK Inc.	4.450%	9/1/2049	150	121
ONEOK Inc.	4.500%	3/15/2050	100	81
ONEOK Inc.	7.150%	1/15/2051	120	132
ONEOK Inc.	6.625%	9/1/2053	250	262
ONEOK Inc.	5.700%	11/1/2054	285	265
ONEOK Inc.	6.250%	10/15/2055	425	426
ONEOK Inc.	5.850%	11/1/2064	140	131
ONEOK Partners LP	6.650%	10/1/2036	260	283
ONEOK Partners LP	6.125%	2/1/2041	150	154
Ovintiv Inc.	5.650%	5/15/2028	100	103
Ovintiv Inc.	7.375%	11/1/2031	50	56
Ovintiv Inc.	6.250%	7/15/2033	100	106
Ovintiv Inc.	6.500%	8/15/2034	150	161
Ovintiv Inc.	6.625%	8/15/2037	100	106
Ovintiv Inc.	6.500%	2/1/2038	100	105
Ovintiv Inc.	7.100%	7/15/2053	75	80
Patterson-UTI Energy Inc.	5.150%	11/15/2029	50	50
Patterson-UTI Energy Inc.	7.150%	10/1/2033	100	107
Phillips 66	3.900%	3/15/2028	150	149
Phillips 66	2.150%	12/15/2030	100	90
Phillips 66	4.650%	11/15/2034	300	294
Phillips 66	5.875%	5/1/2042	245	248
Phillips 66	4.875%	11/15/2044	440	386
Phillips 66 Co.	4.950%	12/1/2027	200	203
Phillips 66 Co.	3.150%	12/15/2029	100	96
Phillips 66 Co.	5.250%	6/15/2031	200	208
Phillips 66 Co.	4.950%	3/15/2035	105	104

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66 Co.	4.680%	2/15/2045	245	208
	Phillips 66 Co.	5.875%	3/15/2056	225	222
	Phillips 66 Co.	6.200%	3/15/2056	134	134
	Pioneer Natural Resources Co.	1.900%	8/15/2030	300	272
	Pioneer Natural Resources Co.	2.150%	1/15/2031	200	182
	Plains All American Pipeline LP	5.950%	6/15/2035	175	182
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/2026	100	100
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/2029	275	267
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/2030	200	194
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	1/15/2031	161	162
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/2034	85	88
	Plains All American Pipeline LP / PAA Finance Corp.	5.600%	1/15/2036	185	187
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/2037	100	109
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/2042	110	101
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/2044	200	170
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/2045	50	44
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	750	755
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	300	300
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	550	553
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	146	154
[5]	Shell Finance US Inc.	3.875%	11/13/2028	68	68
	Shell Finance US Inc.	2.375%	11/7/2029	582	549
	Shell Finance US Inc.	2.750%	4/6/2030	50	47
	Shell Finance US Inc.	4.125%	11/6/2030	154	154
	Shell Finance US Inc.	4.125%	5/11/2035	300	288
	Shell Finance US Inc.	4.750%	1/6/2036	175	175
[5]	Shell Finance US Inc.	6.375%	12/15/2038	475	529
[5]	Shell Finance US Inc.	5.500%	3/25/2040	175	179
	Shell Finance US Inc.	4.550%	8/12/2043	300	268
	Shell Finance US Inc.	4.375%	5/11/2045	430	370
	Shell Finance US Inc.	4.000%	5/10/2046	640	517
[5]	Shell Finance US Inc.	3.125%	11/7/2049	200	134
[5]	Shell Finance US Inc.	3.000%	11/26/2051	200	129
	Shell International Finance BV	2.875%	11/26/2041	200	148
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	100	101
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	150	152
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	215	217
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	125	120
	Spectra Energy Partners LP	4.500%	3/15/2045	325	274
	Suncor Energy Inc.	5.950%	12/1/2034	125	132
	Suncor Energy Inc.	6.800%	5/15/2038	273	301
	Suncor Energy Inc.	4.000%	11/15/2047	100	76
	Suncor Energy Inc.	3.750%	3/4/2051	200	142
	Targa Resources Corp.	4.350%	1/15/2029	105	105
	Targa Resources Corp.	6.150%	3/1/2029	175	184
	Targa Resources Corp.	4.900%	9/15/2030	125	127
	Targa Resources Corp.	4.200%	2/1/2033	200	191
	Targa Resources Corp.	6.125%	3/15/2033	284	304
	Targa Resources Corp.	5.500%	2/15/2035	175	179
	Targa Resources Corp.	5.550%	8/15/2035	171	175
	Targa Resources Corp.	5.650%	2/15/2036	55	57
	Targa Resources Corp.	5.400%	7/30/2036	245	245
	Targa Resources Corp.	4.950%	4/15/2052	75	64
	Targa Resources Corp.	6.250%	7/1/2052	90	90
	Targa Resources Corp.	6.500%	2/15/2053	200	209
	Targa Resources Corp.	6.125%	5/15/2055	171	170
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/2028	100	100
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/2029	100	101
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/2030	200	203
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/2031	200	201
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/2032	200	191
	TC PipeLines LP	3.900%	5/25/2027	50	50
	TotalEnergies Capital International SA	2.829%	1/10/2030	490	469
	TotalEnergies Capital International SA	2.986%	6/29/2041	140	106
	TotalEnergies Capital International SA	3.461%	7/12/2049	150	107
	TotalEnergies Capital International SA	3.127%	5/29/2050	440	293
	TotalEnergies Capital International SA	3.386%	6/29/2060	130	84
	TotalEnergies Capital SA	5.150%	4/5/2034	225	234
	TotalEnergies Capital SA	4.724%	9/10/2034	411	414
	TotalEnergies Capital SA	5.488%	4/5/2054	300	290

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TotalEnergies Capital SA	5.275%	9/10/2054	100	94
	TotalEnergies Capital SA	5.638%	4/5/2064	225	218
	TotalEnergies Capital SA	5.425%	9/10/2064	225	210
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	250	251
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	400	395
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	735	716
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	150	156
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	300	313
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	175	187
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	200	210
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	300	309
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	100	100
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	200	192
[5]	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	97	98
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	100	87
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	100	77
[5]	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	97	96
	Valero Energy Corp.	6.625%	6/15/2037	300	331
	Valero Energy Corp.	3.650%	12/1/2051	100	69
	Valero Energy Partners LP	4.500%	3/15/2028	75	76
	Viper Energy Partners LLC	4.900%	8/1/2030	50	51
	Viper Energy Partners LLC	5.700%	8/1/2035	115	117
	Western Midstream Operating LP	4.750%	8/15/2028	54	55
	Western Midstream Operating LP	6.350%	1/15/2029	100	105
	Western Midstream Operating LP	4.800%	3/1/2031	100	100
	Western Midstream Operating LP	5.500%	12/15/2035	111	111
	Western Midstream Operating LP	5.450%	4/1/2044	105	96
	Western Midstream Operating LP	5.300%	3/1/2048	200	172
	Western Midstream Operating LP	5.250%	2/1/2050	200	171
	Williams Cos. Inc.	3.750%	6/15/2027	300	299
	Williams Cos. Inc.	5.300%	8/15/2028	138	142
	Williams Cos. Inc.	4.900%	3/15/2029	200	204
	Williams Cos. Inc.	4.800%	11/15/2029	100	102
	Williams Cos. Inc.	4.625%	6/30/2030	125	126
	Williams Cos. Inc.	3.500%	11/15/2030	200	192
	Williams Cos. Inc.	2.600%	3/15/2031	200	183
	Williams Cos. Inc.	4.650%	8/15/2032	200	200
	Williams Cos. Inc.	5.650%	3/15/2033	200	210
	Williams Cos. Inc.	5.150%	3/15/2034	225	229
	Williams Cos. Inc.	5.600%	3/15/2035	200	208
	Williams Cos. Inc.	5.300%	9/30/2035	200	204
	Williams Cos. Inc.	6.300%	4/15/2040	100	108
	Williams Cos. Inc.	5.800%	11/15/2043	100	99
	Williams Cos. Inc.	5.400%	3/4/2044	315	302
	Williams Cos. Inc.	5.750%	6/24/2044	100	99
	Williams Cos. Inc.	5.100%	9/15/2045	200	184
	Williams Cos. Inc.	4.850%	3/1/2048	150	131
	Williams Cos. Inc.	3.500%	10/15/2051	100	70
	Williams Cos. Inc.	5.300%	8/15/2052	130	120
	Williams Cos. Inc.	5.800%	11/15/2054	175	173
	Williams Cos. Inc.	6.000%	3/15/2055	100	102
	Woodside Finance Ltd.	4.900%	5/19/2028	240	244
	Woodside Finance Ltd.	5.400%	5/19/2030	263	270
	Woodside Finance Ltd.	5.700%	5/19/2032	225	234
	Woodside Finance Ltd.	5.100%	9/12/2034	70	69
	Woodside Finance Ltd.	6.000%	5/19/2035	355	370
	Woodside Finance Ltd.	5.700%	9/12/2054	130	122
					99,232
Financials (7.3%)
	ACE Capital Trust II	9.700%	4/1/2030	50	60
	Aegon Ltd.	5.500%	4/11/2048	200	202
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/2027	200	204
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	300	298
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	500	504
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/2028	300	299
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	200	207
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	825	800
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/2030	200	214
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.375%	11/15/2030	150	150

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/2032	500	463
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/2033	500	452
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.300%	1/19/2034	250	256
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/2034	300	300
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	11/15/2035	38	38
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/2041	300	245
Affiliated Managers Group Inc.	3.300%	6/15/2030	300	286
Affiliated Managers Group Inc.	5.500%	2/15/2036	174	174
Aflac Inc.	4.750%	1/15/2049	235	207
Air Lease Corp.	2.200%	1/15/2027	200	196
Air Lease Corp.	3.625%	4/1/2027	75	74
Air Lease Corp.	3.625%	12/1/2027	200	198
Air Lease Corp.	2.100%	9/1/2028	500	471
Air Lease Corp.	3.250%	10/1/2029	100	96
Air Lease Corp.	3.000%	2/1/2030	225	211
Air Lease Corp.	3.125%	12/1/2030	750	695
Alleghany Corp.	3.625%	5/15/2030	100	98
Alleghany Corp.	4.900%	9/15/2044	100	91
Alleghany Corp.	3.250%	8/15/2051	250	168
Allstate Corp.	5.050%	6/24/2029	100	103
Allstate Corp.	1.450%	12/15/2030	100	87
Allstate Corp.	5.250%	3/30/2033	200	208
Allstate Corp.	5.550%	5/9/2035	100	105
Allstate Corp.	4.500%	6/15/2043	625	547
Allstate Corp.	4.200%	12/15/2046	440	362
Allstate Corp.	3.850%	8/10/2049	100	76
Allstate Corp.	6.500%	5/15/2067	100	105
Ally Financial Inc.	2.200%	11/2/2028	450	426
Ally Financial Inc.	5.737%	5/15/2029	50	51
Ally Financial Inc.	6.992%	6/13/2029	200	211
Ally Financial Inc.	8.000%	11/1/2031	400	454
American Express Co.	2.550%	3/4/2027	200	197
American Express Co.	3.300%	5/3/2027	350	348
American Express Co.	5.098%	2/16/2028	2,000	2,024
American Express Co.	5.043%	7/26/2028	250	254
American Express Co.	4.731%	4/25/2029	225	228
American Express Co.	4.351%	7/20/2029	200	201
American Express Co.	5.282%	7/27/2029	200	206
American Express Co.	5.085%	1/30/2031	150	155
American Express Co.	5.016%	4/25/2031	275	283
American Express Co.	6.489%	10/30/2031	200	218
American Express Co.	4.989%	5/26/2033	150	153
American Express Co.	4.918%	7/20/2033	1,100	1,119
American Express Co.	5.043%	5/1/2034	192	197
American Express Co.	5.915%	4/25/2035	90	96
American Express Co.	5.284%	7/26/2035	250	258
American Express Co.	5.442%	1/30/2036	170	176
American Express Co.	5.667%	4/25/2036	900	951
American Express Co.	4.804%	10/24/2036	400	395
American Financial Group Inc.	5.250%	4/2/2030	114	119
American Financial Group Inc.	5.000%	9/23/2035	107	105
American Financial Group Inc.	4.500%	6/15/2047	110	92
American International Group Inc.	3.400%	6/30/2030	120	116
American International Group Inc.	3.875%	1/15/2035	100	93
American International Group Inc.	4.500%	7/16/2044	100	88
American International Group Inc.	4.750%	4/1/2048	200	178
American National Group Inc.	5.750%	10/1/2029	100	104
American National Group Inc.	6.000%	7/15/2035	200	203
Ameriprise Financial Inc.	5.150%	5/15/2033	200	208
Ameriprise Financial Inc.	5.200%	4/15/2035	200	204
Aon Corp.	8.205%	1/1/2027	25	26
Aon Corp.	4.500%	12/15/2028	100	101
Aon Corp.	3.750%	5/2/2029	90	89
Aon Corp.	2.800%	5/15/2030	405	382
Aon Corp.	6.250%	9/30/2040	100	109
Aon Corp. / Aon Global Holdings plc	5.350%	2/28/2033	225	234
Aon Global Ltd.	4.600%	6/14/2044	175	153
Aon Global Ltd.	4.750%	5/15/2045	100	89
Aon North America Inc.	5.125%	3/1/2027	100	101
Aon North America Inc.	5.300%	3/1/2031	200	209

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aon North America Inc.	5.450%	3/1/2034	500	520
	Aon North America Inc.	5.750%	3/1/2054	675	672
[5]	Apollo Debt Solutions BDC	5.200%	12/8/2028	75	75
	Apollo Debt Solutions BDC	6.900%	4/13/2029	250	263
	Apollo Debt Solutions BDC	5.875%	8/30/2030	100	101
	Apollo Debt Solutions BDC	6.700%	7/29/2031	175	185
	Apollo Debt Solutions BDC	6.550%	3/15/2032	100	103
	Apollo Global Management Inc.	6.375%	11/15/2033	75	82
	Apollo Global Management Inc.	5.150%	8/12/2035	143	143
	Apollo Global Management Inc.	5.800%	5/21/2054	100	98
	Apollo Global Management Inc.	6.000%	12/15/2054	90	89
	Arch Capital Finance LLC	4.011%	12/15/2026	100	100
	Arch Capital Finance LLC	5.031%	12/15/2046	100	93
	Arch Capital Group Ltd.	7.350%	5/1/2034	50	58
	Arch Capital Group Ltd.	3.635%	6/30/2050	200	148
	Arch Capital Group US Inc.	5.144%	11/1/2043	50	47
	Ares Capital Corp.	7.000%	1/15/2027	80	82
	Ares Capital Corp.	2.875%	6/15/2027	224	219
	Ares Capital Corp.	5.875%	3/1/2029	175	180
	Ares Capital Corp.	5.950%	7/15/2029	200	205
	Ares Capital Corp.	5.500%	9/1/2030	225	227
	Ares Capital Corp.	5.100%	1/15/2031	400	395
	Ares Capital Corp.	5.800%	3/8/2032	100	101
	Ares Management Corp.	5.600%	10/11/2054	150	142
	Ares Strategic Income Fund	5.700%	3/15/2028	180	182
[5]	Ares Strategic Income Fund	5.450%	9/9/2028	100	101
[5]	Ares Strategic Income Fund	4.850%	1/15/2029	250	247
	Ares Strategic Income Fund	6.350%	8/15/2029	200	206
	Ares Strategic Income Fund	5.600%	2/15/2030	130	131
[5]	Ares Strategic Income Fund	5.800%	9/9/2030	150	152
[5]	Ares Strategic Income Fund	5.150%	1/15/2031	250	245
	Ares Strategic Income Fund	6.200%	3/21/2032	200	205
	Arthur J Gallagher & Co.	4.600%	12/15/2027	35	35
	Arthur J Gallagher & Co.	4.850%	12/15/2029	25	26
	Arthur J Gallagher & Co.	5.000%	2/15/2032	30	31
	Arthur J Gallagher & Co.	5.500%	3/2/2033	200	208
	Arthur J Gallagher & Co.	6.500%	2/15/2034	100	110
	Arthur J Gallagher & Co.	5.150%	2/15/2035	300	303
	Arthur J Gallagher & Co.	5.750%	3/2/2053	200	196
	Arthur J Gallagher & Co.	5.750%	7/15/2054	100	98
	Arthur J Gallagher & Co.	5.550%	2/15/2055	135	129
	Associated Banc-Corp	6.455%	8/29/2030	50	52
	Assurant Inc.	4.900%	3/27/2028	100	101
	Assurant Inc.	5.550%	2/15/2036	100	102
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	100	105
	Athene Holding Ltd.	4.125%	1/12/2028	200	200
	Athene Holding Ltd.	6.150%	4/3/2030	210	223
	Athene Holding Ltd.	3.500%	1/15/2031	500	473
	Athene Holding Ltd.	5.875%	1/15/2034	375	389
	Athene Holding Ltd.	3.950%	5/25/2051	5	4
	Athene Holding Ltd.	3.450%	5/15/2052	100	63
	Athene Holding Ltd.	6.250%	4/1/2054	300	292
	Athene Holding Ltd.	6.625%	10/15/2054	100	100
	Athene Holding Ltd.	6.875%	6/28/2055	150	150
	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/2026	250	251
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	250	254
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	350	357
	AXA SA	8.600%	12/15/2030	112	131
	AXIS Specialty Finance LLC	4.900%	1/15/2040	50	48
	AXIS Specialty Finance plc	4.000%	12/6/2027	550	549
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	100	100
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	200	233
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	200	213
	Banco Santander SA	4.250%	4/11/2027	600	601
	Banco Santander SA	5.294%	8/18/2027	200	204
	Banco Santander SA	3.800%	2/23/2028	200	198
	Banco Santander SA	5.552%	3/14/2028	200	203
	Banco Santander SA	4.379%	4/12/2028	200	201
	Banco Santander SA	5.365%	7/15/2028	200	204
	Banco Santander SA	6.607%	11/7/2028	200	213

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Banco Santander SA	5.538%	3/14/2030	200	207
Banco Santander SA	2.958%	3/25/2031	600	558
Banco Santander SA	5.439%	7/15/2031	200	210
Banco Santander SA	6.921%	8/8/2033	400	443
Banco Santander SA	6.938%	11/7/2033	200	229
Banco Santander SA	6.350%	3/14/2034	400	431
Banco Santander SA	6.033%	1/17/2035	200	214
Bank of America Corp.	3.248%	10/21/2027	750	743
Bank of America Corp.	4.183%	11/25/2027	560	561
Bank of America Corp.	3.824%	1/20/2028	1,248	1,245
Bank of America Corp.	2.551%	2/4/2028	675	664
Bank of America Corp.	3.705%	4/24/2028	350	348
Bank of America Corp.	3.593%	7/21/2028	800	795
Bank of America Corp.	6.204%	11/10/2028	350	364
Bank of America Corp.	3.419%	12/20/2028	1,334	1,318
Bank of America Corp.	3.970%	3/5/2029	225	225
Bank of America Corp.	5.202%	4/25/2029	450	461
Bank of America Corp.	2.087%	6/14/2029	1,500	1,430
Bank of America Corp.	4.271%	7/23/2029	575	577
Bank of America Corp.	3.974%	2/7/2030	150	149
Bank of America Corp.	2.884%	10/22/2030	300	286
Bank of America Corp.	5.162%	1/24/2031	1,932	1,995
Bank of America Corp.	2.496%	2/13/2031	750	698
Bank of America Corp.	2.592%	4/29/2031	2,000	1,863
Bank of America Corp.	2.687%	4/22/2032	500	459
Bank of America Corp.	2.572%	10/20/2032	1,500	1,352
Bank of America Corp.	2.972%	2/4/2033	925	845
Bank of America Corp.	5.015%	7/22/2033	500	510
Bank of America Corp.	5.288%	4/25/2034	1,450	1,495
Bank of America Corp.	5.872%	9/15/2034	300	320
Bank of America Corp.	5.468%	1/23/2035	700	729
Bank of America Corp.	5.425%	8/15/2035	180	184
Bank of America Corp.	5.518%	10/25/2035	425	436
Bank of America Corp.	5.511%	1/24/2036	300	313
Bank of America Corp.	5.464%	5/9/2036	250	260
Bank of America Corp.	2.482%	9/21/2036	400	351
Bank of America Corp.	6.110%	1/29/2037	335	361
Bank of America Corp.	3.846%	3/8/2037	570	538
Bank of America Corp.	4.244%	4/24/2038	300	280
Bank of America Corp.	7.750%	5/14/2038	240	292
Bank of America Corp.	4.078%	4/23/2040	550	490
Bank of America Corp.	2.676%	6/19/2041	1,000	736
Bank of America Corp.	5.875%	2/7/2042	300	319
Bank of America Corp.	3.311%	4/22/2042	400	315
Bank of America Corp.	4.875%	4/1/2044	300	284
Bank of America Corp.	4.750%	4/21/2045	100	90
Bank of America Corp.	4.443%	1/20/2048	100	87
Bank of America Corp.	4.330%	3/15/2050	250	210
Bank of America Corp.	4.083%	3/20/2051	1,500	1,203
Bank of America Corp.	2.831%	10/24/2051	500	317
Bank of America Corp.	3.483%	3/13/2052	500	360
Bank of America Corp.	2.972%	7/21/2052	400	262
Bank of America NA	6.000%	10/15/2036	250	271
Bank of Montreal	2.650%	3/8/2027	200	197
Bank of Montreal	5.203%	2/1/2028	200	205
Bank of Montreal	5.717%	9/25/2028	200	209
Bank of Montreal	5.511%	6/4/2031	300	316
Bank of Montreal	3.803%	12/15/2032	500	494
Bank of New York Mellon	4.729%	4/20/2029	250	254
Bank of New York Mellon Corp.	2.050%	1/26/2027	120	118
Bank of New York Mellon Corp.	3.250%	5/16/2027	150	149
Bank of New York Mellon Corp.	3.442%	2/7/2028	150	149
Bank of New York Mellon Corp.	4.441%	6/9/2028	100	101
Bank of New York Mellon Corp.	4.890%	7/21/2028	200	203
Bank of New York Mellon Corp.	5.802%	10/25/2028	200	207
Bank of New York Mellon Corp.	4.543%	2/1/2029	200	202
Bank of New York Mellon Corp.	3.300%	8/23/2029	100	97
Bank of New York Mellon Corp.	6.317%	10/25/2029	200	212
Bank of New York Mellon Corp.	4.975%	3/14/2030	200	206
Bank of New York Mellon Corp.	4.942%	2/11/2031	600	617

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of New York Mellon Corp.	2.500%	1/26/2032	80	73
	Bank of New York Mellon Corp.	5.060%	7/22/2032	140	145
	Bank of New York Mellon Corp.	5.834%	10/25/2033	200	216
	Bank of New York Mellon Corp.	4.706%	2/1/2034	200	201
	Bank of New York Mellon Corp.	4.967%	4/26/2034	1,200	1,223
	Bank of New York Mellon Corp.	5.188%	3/14/2035	200	206
	Bank of New York Mellon Corp.	5.316%	6/6/2036	100	104
	Bank of Nova Scotia	1.950%	2/2/2027	200	196
	Bank of Nova Scotia	5.400%	6/4/2027	120	123
	Bank of Nova Scotia	5.250%	6/12/2028	200	206
	Bank of Nova Scotia	5.450%	8/1/2029	125	130
	Bank of Nova Scotia	5.130%	2/14/2031	202	208
	Bank of Nova Scotia	2.450%	2/2/2032	200	178
	Bank of Nova Scotia	4.740%	11/10/2032	200	202
	Bank of Nova Scotia	5.650%	2/1/2034	200	212
	Bank of Nova Scotia	4.588%	5/4/2037	200	195
	Barclays plc	4.337%	1/10/2028	200	200
	Barclays plc	5.674%	3/12/2028	225	229
	Barclays plc	4.836%	5/9/2028	400	403
	Barclays plc	5.501%	8/9/2028	325	332
	Barclays plc	4.837%	9/10/2028	80	81
	Barclays plc	7.385%	11/2/2028	375	396
	Barclays plc	5.086%	2/25/2029	200	204
	Barclays plc	4.972%	5/16/2029	500	508
	Barclays plc	6.490%	9/13/2029	326	344
	Barclays plc	4.476%	11/11/2029	200	201
	Barclays plc	5.690%	3/12/2030	225	234
	Barclays plc	5.088%	6/20/2030	345	351
	Barclays plc	4.942%	9/10/2030	119	121
	Barclays plc	5.367%	2/25/2031	200	207
	Barclays plc	2.645%	6/24/2031	400	370
	Barclays plc	5.746%	8/9/2033	325	341
	Barclays plc	7.437%	11/2/2033	1,125	1,287
	Barclays plc	7.119%	6/27/2034	270	302
	Barclays plc	5.335%	9/10/2035	350	356
	Barclays plc	3.564%	9/23/2035	250	236
	Barclays plc	5.785%	2/25/2036	675	707
	Barclays plc	5.250%	8/17/2045	250	240
	Barclays plc	5.860%	8/11/2046	185	189
	Barclays plc	4.950%	1/10/2047	200	184
	Barclays plc	6.036%	3/12/2055	400	420
	Barings BDC Inc.	5.200%	9/15/2028	50	50
[5]	Barings Private Credit Corp.	6.150%	6/11/2030	275	274
	Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	140	152
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	750	626
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	180	151
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	425	273
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	534	411
	BGC Group Inc.	6.150%	4/2/2030	100	104
	BlackRock Funding Inc.	4.700%	3/14/2029	200	204
	BlackRock Funding Inc.	5.000%	3/14/2034	200	207
	BlackRock Funding Inc.	4.900%	1/8/2035	150	153
	BlackRock Funding Inc.	5.250%	3/14/2054	275	263
	BlackRock Funding Inc.	5.350%	1/8/2055	150	146
	Blackrock Inc.	3.200%	3/15/2027	100	99
	Blackrock Inc.	3.250%	4/30/2029	90	88
	Blackrock Inc.	2.400%	4/30/2030	380	356
	Blackrock Inc.	2.100%	2/25/2032	600	530
	Blackrock Inc.	4.750%	5/25/2033	200	204
	Blackstone Private Credit Fund	2.625%	12/15/2026	300	295
	Blackstone Private Credit Fund	3.250%	3/15/2027	200	197
	Blackstone Private Credit Fund	4.950%	9/26/2027	70	70
	Blackstone Private Credit Fund	5.950%	7/16/2029	450	459
	Blackstone Private Credit Fund	5.050%	9/10/2030	125	123
	Blackstone Private Credit Fund	6.250%	1/25/2031	90	93
	Blackstone Private Credit Fund	6.000%	11/22/2034	300	303
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	114	114
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	100	101
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	236	234
	Blackstone Secured Lending Fund	5.875%	11/15/2027	150	153

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Blackstone Secured Lending Fund	5.350%	4/13/2028	450	454
	Blackstone Secured Lending Fund	5.125%	1/31/2031	250	247
	Blue Owl Capital Corp.	2.875%	6/11/2028	125	118
	Blue Owl Capital Corp.	5.950%	3/15/2029	200	202
	Blue Owl Capital Corp.	6.200%	7/15/2030	300	304
	Blue Owl Credit Income Corp.	4.700%	2/8/2027	150	150
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	200	211
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	200	206
	Blue Owl Finance LLC	6.250%	4/18/2034	350	361
	Blue Owl Technology Finance Corp.	2.500%	1/15/2027	200	195
[5]	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	50	50
[5]	BNP Paribas SA	3.052%	1/13/2031	50	47
	BPCE SA	3.375%	12/2/2026	250	249
	Brighthouse Financial Inc.	4.700%	6/22/2047	173	127
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	75	71
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	200	182
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	125	131
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	200	200
	Brookfield Capital Finance LLC	6.087%	6/14/2033	100	107
	Brookfield Finance I UK plc / Brookfield Finance Inc.	2.340%	1/30/2032	120	105
	Brookfield Finance Inc.	3.900%	1/25/2028	125	125
	Brookfield Finance Inc.	4.850%	3/29/2029	150	152
	Brookfield Finance Inc.	4.350%	4/15/2030	205	206
	Brookfield Finance Inc.	4.700%	9/20/2047	185	160
	Brookfield Finance Inc.	3.500%	3/30/2051	150	104
	Brookfield Finance Inc.	5.968%	3/4/2054	240	242
	Brookfield Finance Inc.	5.813%	3/3/2055	100	99
	Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/2050	125	86
	Brown & Brown Inc.	4.600%	12/23/2026	125	126
	Brown & Brown Inc.	4.700%	6/23/2028	50	51
	Brown & Brown Inc.	4.500%	3/15/2029	75	75
	Brown & Brown Inc.	4.900%	6/23/2030	50	51
	Brown & Brown Inc.	2.375%	3/15/2031	500	448
	Brown & Brown Inc.	5.250%	6/23/2032	50	51
	Brown & Brown Inc.	5.550%	6/23/2035	225	231
	Brown & Brown Inc.	6.250%	6/23/2055	175	182
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	200	199
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	115	117
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	1,336	1,358
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	200	191
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	200	217
	Capital One Financial Corp.	4.100%	2/9/2027	250	250
	Capital One Financial Corp.	3.750%	3/9/2027	100	100
	Capital One Financial Corp.	3.650%	5/11/2027	800	796
	Capital One Financial Corp.	3.800%	1/31/2028	300	299
	Capital One Financial Corp.	5.468%	2/1/2029	200	205
	Capital One Financial Corp.	5.700%	2/1/2030	595	619
	Capital One Financial Corp.	3.273%	3/1/2030	230	223
	Capital One Financial Corp.	5.463%	7/26/2030	300	311
	Capital One Financial Corp.	4.493%	9/11/2031	100	100
	Capital One Financial Corp.	7.624%	10/30/2031	200	226
	Capital One Financial Corp.	2.618%	11/2/2032	250	224
	Capital One Financial Corp.	6.700%	11/29/2032	250	277
	Capital One Financial Corp.	5.817%	2/1/2034	732	766
	Capital One Financial Corp.	6.377%	6/8/2034	300	324
	Capital One Financial Corp.	6.051%	2/1/2035	205	218
	Capital One Financial Corp.	5.884%	7/26/2035	175	184
	Capital One Financial Corp.	6.183%	1/30/2036	305	319
	Capital One Financial Corp.	5.197%	9/11/2036	300	298
	Capital One NA	4.650%	9/13/2028	250	254
	Capital One NA	2.700%	2/6/2030	100	94
	Capital Southwest Corp.	5.950%	9/18/2030	121	122
	Carlyle Secured Lending Inc.	6.750%	2/18/2030	50	51
	Carlyle Secured Lending Inc.	5.750%	2/15/2031	150	148
	Charles Schwab Corp.	3.200%	3/2/2027	250	248
	Charles Schwab Corp.	2.450%	3/3/2027	245	241
	Charles Schwab Corp.	3.200%	1/25/2028	100	99
	Charles Schwab Corp.	4.000%	2/1/2029	125	125
	Charles Schwab Corp.	5.643%	5/19/2029	220	228
	Charles Schwab Corp.	3.250%	5/22/2029	100	97

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charles Schwab Corp.	2.750%	10/1/2029	50	48
Charles Schwab Corp.	6.196%	11/17/2029	220	233
Charles Schwab Corp.	4.625%	3/22/2030	50	51
Charles Schwab Corp.	2.300%	5/13/2031	500	453
Charles Schwab Corp.	4.343%	11/14/2031	175	175
Charles Schwab Corp.	2.900%	3/3/2032	395	362
Charles Schwab Corp.	5.853%	5/19/2034	300	321
Charles Schwab Corp.	6.136%	8/24/2034	235	256
Charles Schwab Corp.	4.914%	11/14/2036	105	104
Chubb Corp.	6.000%	5/11/2037	125	136
Chubb Corp.	6.500%	5/15/2038	95	108
Chubb INA Holdings LLC	5.000%	3/15/2034	125	128
Chubb INA Holdings LLC	4.900%	8/15/2035	296	297
Chubb INA Holdings LLC	6.700%	5/15/2036	200	229
Chubb INA Holdings LLC	4.150%	3/13/2043	100	86
Chubb INA Holdings LLC	4.350%	11/3/2045	350	305
Chubb INA Holdings LLC	2.850%	12/15/2051	100	64
Chubb INA Holdings LLC	3.050%	12/15/2061	200	123
Cincinnati Financial Corp.	6.920%	5/15/2028	100	107
Cincinnati Financial Corp.	6.125%	11/1/2034	75	81
Citibank NA	5.488%	12/4/2026	450	456
Citibank NA	4.838%	8/6/2029	350	358
Citibank NA	4.914%	5/29/2030	250	257
Citibank NA	5.570%	4/30/2034	250	264
Citigroup Inc.	4.450%	9/29/2027	1,230	1,238
Citigroup Inc.	3.887%	1/10/2028	475	474
Citigroup Inc.	3.070%	2/24/2028	1,000	989
Citigroup Inc.	4.643%	5/7/2028	175	176
Citigroup Inc.	4.658%	5/24/2028	350	353
Citigroup Inc.	3.668%	7/24/2028	900	895
Citigroup Inc.	4.125%	7/25/2028	100	100
Citigroup Inc.	3.520%	10/27/2028	580	575
Citigroup Inc.	5.174%	2/13/2030	450	462
Citigroup Inc.	3.980%	3/20/2030	475	471
Citigroup Inc.	4.542%	9/19/2030	350	353
Citigroup Inc.	2.976%	11/5/2030	300	286
Citigroup Inc.	2.666%	1/29/2031	500	468
Citigroup Inc.	4.412%	3/31/2031	750	750
Citigroup Inc.	4.952%	5/7/2031	175	179
Citigroup Inc.	2.572%	6/3/2031	500	463
Citigroup Inc.	4.503%	9/11/2031	270	271
Citigroup Inc.	6.625%	6/15/2032	100	111
Citigroup Inc.	2.520%	11/3/2032	475	425
Citigroup Inc.	3.057%	1/25/2033	230	211
Citigroup Inc.	3.785%	3/17/2033	600	572
Citigroup Inc.	4.910%	5/24/2033	220	223
Citigroup Inc.	6.270%	11/17/2033	500	544
Citigroup Inc.	6.174%	5/25/2034	350	373
Citigroup Inc.	5.827%	2/13/2035	1,050	1,092
Citigroup Inc.	6.125%	8/25/2036	75	80
Citigroup Inc.	5.174%	9/11/2036	1,217	1,229
Citigroup Inc.	3.878%	1/24/2039	225	199
Citigroup Inc.	8.125%	7/15/2039	562	721
Citigroup Inc.	5.411%	9/19/2039	350	352
Citigroup Inc.	5.316%	3/26/2041	1,000	999
Citigroup Inc.	5.875%	1/30/2042	100	105
Citigroup Inc.	5.300%	5/6/2044	375	364
Citigroup Inc.	4.650%	7/30/2045	200	180
Citigroup Inc.	4.750%	5/18/2046	375	329
Citigroup Inc.	4.650%	7/23/2048	450	397
Citigroup Inc.	5.612%	3/4/2056	175	174
Citizens Financial Group Inc.	5.841%	1/23/2030	200	209
Citizens Financial Group Inc.	2.500%	2/6/2030	200	186
Citizens Financial Group Inc.	5.253%	3/5/2031	120	123
Citizens Financial Group Inc.	2.638%	9/30/2032	125	108
Citizens Financial Group Inc.	6.645%	4/25/2035	129	142
CME Group Inc.	4.400%	3/15/2030	200	203
CME Group Inc.	2.650%	3/15/2032	500	457
CME Group Inc.	5.300%	9/15/2043	200	201
CNA Financial Corp.	3.450%	8/15/2027	100	99

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CNA Financial Corp.	3.900%	5/1/2029	100	99
CNA Financial Corp.	5.125%	2/15/2034	170	171
CNA Financial Corp.	5.200%	8/15/2035	200	201
CNO Financial Group Inc.	5.250%	5/30/2029	100	102
CNO Financial Group Inc.	6.450%	6/15/2034	125	132
Comerica Bank	5.332%	8/25/2033	250	252
Comerica Inc.	4.000%	2/1/2029	90	89
Comerica Inc.	5.982%	1/30/2030	200	209
Commonwealth Bank of Australia	4.423%	3/14/2028	250	253
Commonwealth Bank of Australia	4.150%	10/1/2030	250	250
Cooperatieve Rabobank UA	4.883%	1/21/2028	250	256
Cooperatieve Rabobank UA	4.800%	1/9/2029	250	256
Cooperatieve Rabobank UA	4.494%	10/17/2029	250	254
Cooperatieve Rabobank UA	5.250%	5/24/2041	100	100
Cooperatieve Rabobank UA	5.750%	12/1/2043	250	252
Cooperatieve Rabobank UA	5.250%	8/4/2045	250	235
Corebridge Financial Inc.	3.850%	4/5/2029	185	182
Corebridge Financial Inc.	3.900%	4/5/2032	500	475
Corebridge Financial Inc.	6.050%	9/15/2033	400	425
Corebridge Financial Inc.	5.750%	1/15/2034	432	452
Corebridge Financial Inc.	4.350%	4/5/2042	100	85
Corebridge Financial Inc.	4.400%	4/5/2052	215	174
Corebridge Financial Inc.	6.875%	12/15/2052	150	154
Corebridge Financial Inc.	6.375%	9/15/2054	150	151
Credit Suisse USA LLC	7.125%	7/15/2032	100	114
Deutsche Bank AG	5.706%	2/8/2028	150	152
Deutsche Bank AG	6.720%	1/18/2029	325	340
Deutsche Bank AG	6.819%	11/20/2029	275	293
Deutsche Bank AG	5.297%	5/9/2031	400	410
Deutsche Bank AG	4.950%	8/4/2031	179	181
Deutsche Bank AG	3.547%	9/18/2031	1,000	952
Deutsche Bank AG	3.729%	1/14/2032	250	236
Deutsche Bank AG	3.035%	5/28/2032	160	147
Deutsche Bank AG	4.875%	12/1/2032	240	241
Deutsche Bank AG	3.742%	1/7/2033	215	200
Deutsche Bank AG	7.079%	2/10/2034	200	220
Deutsche Bank AG	5.403%	9/11/2035	350	357
Discover Financial Services	7.964%	11/2/2034	175	206
Eaton Vance Corp.	3.500%	4/6/2027	100	100
Enact Holdings Inc.	6.250%	5/28/2029	125	131
Enstar Finance LLC	5.500%	1/15/2042	102	101
Enstar Group Ltd.	4.950%	6/1/2029	142	143
Enstar Group Ltd.	3.100%	9/1/2031	100	90
Equifax Inc.	5.100%	6/1/2028	400	409
Equifax Inc.	4.800%	9/15/2029	100	102
Equifax Inc.	3.100%	5/15/2030	120	114
Equifax Inc.	2.350%	9/15/2031	200	178
Equitable Holdings Inc.	4.350%	4/20/2028	93	93
Equitable Holdings Inc.	5.594%	1/11/2033	100	104
Equitable Holdings Inc.	5.000%	4/20/2048	238	213
Essent Group Ltd.	6.250%	7/1/2029	100	104
Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	100	88
Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	500	317
F&G Annuities & Life Inc.	6.250%	10/4/2034	85	86
FactSet Research Systems Inc.	3.450%	3/1/2032	100	93
Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	50	51
Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	100	100
Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	200	209
Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	125	133
Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	175	181
Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	100	100
Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	125	132
Fidelity National Financial Inc.	3.400%	6/15/2030	100	95
Fidelity National Financial Inc.	2.450%	3/15/2031	275	246
Fidelity National Information Services Inc.	1.650%	3/1/2028	200	190
Fidelity National Information Services Inc.	3.750%	5/21/2029	100	98
Fidelity National Information Services Inc.	2.250%	3/1/2031	300	268
Fidelity National Information Services Inc.	3.100%	3/1/2041	200	148
Fifth Third Bancorp	2.550%	5/5/2027	100	98
Fifth Third Bancorp	3.950%	3/14/2028	75	75

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fifth Third Bancorp	6.339%	7/27/2029	200	211
	Fifth Third Bancorp	4.772%	7/28/2030	125	126
	Fifth Third Bancorp	5.631%	1/29/2032	275	289
	Fifth Third Bancorp	8.250%	3/1/2038	200	246
	Fifth Third Bank NA	2.250%	2/1/2027	250	246
	First American Financial Corp.	2.400%	8/15/2031	200	175
	First American Financial Corp.	5.450%	9/30/2034	100	100
	First Horizon Corp.	5.514%	3/7/2031	450	465
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	75	78
	Fiserv Inc.	2.250%	6/1/2027	300	292
	Fiserv Inc.	4.200%	10/1/2028	200	199
	Fiserv Inc.	3.500%	7/1/2029	831	806
	Fiserv Inc.	4.750%	3/15/2030	250	251
	Fiserv Inc.	2.650%	6/1/2030	200	184
	Fiserv Inc.	4.550%	2/15/2031	104	103
	Fiserv Inc.	5.625%	8/21/2033	94	97
	Fiserv Inc.	5.450%	3/15/2034	182	185
	Fiserv Inc.	5.150%	8/12/2034	200	199
	Fiserv Inc.	5.250%	8/11/2035	224	223
	Fiserv Inc.	4.400%	7/1/2049	415	325
[5]	Franklin BSP Capital Corp.	6.000%	10/2/2030	100	99
	Franklin Resources Inc.	2.950%	8/12/2051	200	126
	GATX Corp.	3.850%	3/30/2027	175	174
	GATX Corp.	3.500%	3/15/2028	100	99
	GATX Corp.	4.550%	11/7/2028	150	151
	GATX Corp.	4.700%	4/1/2029	75	76
	GATX Corp.	3.500%	6/1/2032	50	47
	GATX Corp.	6.900%	5/1/2034	200	224
	GATX Corp.	5.500%	6/15/2035	125	128
	GATX Corp.	4.500%	3/30/2045	50	42
	GATX Corp.	3.100%	6/1/2051	200	127
	GATX Corp.	6.050%	6/5/2054	350	354
	Global Payments Inc.	2.150%	1/15/2027	200	196
	Global Payments Inc.	4.500%	11/15/2028	450	451
	Global Payments Inc.	4.875%	11/15/2030	405	405
	Global Payments Inc.	2.900%	11/15/2031	200	179
	Global Payments Inc.	5.400%	8/15/2032	200	203
	Global Payments Inc.	5.200%	11/15/2032	278	278
	Global Payments Inc.	5.550%	11/15/2035	313	311
	Global Payments Inc.	4.150%	8/15/2049	200	149
	Global Payments Inc.	5.950%	8/15/2052	75	72
	Globe Life Inc.	4.550%	9/15/2028	80	81
	Globe Life Inc.	5.850%	9/15/2034	80	84
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	130	131
	Goldman Sachs Capital I	6.345%	2/15/2034	225	239
	Goldman Sachs Group Inc.	5.950%	1/15/2027	400	408
	Goldman Sachs Group Inc.	3.850%	1/26/2027	350	350
	Goldman Sachs Group Inc.	2.640%	2/24/2028	1,008	992
	Goldman Sachs Group Inc.	3.615%	3/15/2028	495	492
	Goldman Sachs Group Inc.	3.691%	6/5/2028	625	622
	Goldman Sachs Group Inc.	4.482%	8/23/2028	475	478
	Goldman Sachs Group Inc.	3.814%	4/23/2029	450	447
	Goldman Sachs Group Inc.	4.223%	5/1/2029	475	476
	Goldman Sachs Group Inc.	6.484%	10/24/2029	450	477
	Goldman Sachs Group Inc.	3.800%	3/15/2030	1,250	1,230
	Goldman Sachs Group Inc.	5.727%	4/25/2030	225	235
	Goldman Sachs Group Inc.	5.049%	7/23/2030	1,500	1,537
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,425	1,444
	Goldman Sachs Group Inc.	5.207%	1/28/2031	275	284
	Goldman Sachs Group Inc.	4.369%	10/21/2031	370	369
	Goldman Sachs Group Inc.	1.992%	1/27/2032	1,550	1,376
	Goldman Sachs Group Inc.	2.650%	10/21/2032	800	722
	Goldman Sachs Group Inc.	3.102%	2/24/2033	300	276
	Goldman Sachs Group Inc.	5.851%	4/25/2035	55	58
	Goldman Sachs Group Inc.	5.330%	7/23/2035	570	585
	Goldman Sachs Group Inc.	5.016%	10/23/2035	475	477
	Goldman Sachs Group Inc.	5.536%	1/28/2036	1,000	1,038
	Goldman Sachs Group Inc.	6.450%	5/1/2036	50	55
	Goldman Sachs Group Inc.	4.939%	10/21/2036	450	447
	Goldman Sachs Group Inc.	6.750%	10/1/2037	975	1,089

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	4.017%	10/31/2038	405	364
	Goldman Sachs Group Inc.	4.411%	4/23/2039	500	461
	Goldman Sachs Group Inc.	6.250%	2/1/2041	675	739
	Goldman Sachs Group Inc.	3.210%	4/22/2042	1,030	793
	Goldman Sachs Group Inc.	5.150%	5/22/2045	475	444
	Goldman Sachs Group Inc.	5.561%	11/19/2045	525	525
	Goldman Sachs Group Inc.	5.734%	1/28/2056	525	531
[5]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	50	51
[5]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	103	103
[5]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	115	117
[5]	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	70	70
	Golub Capital BDC Inc.	2.050%	2/15/2027	65	63
	Golub Capital BDC Inc.	7.050%	12/5/2028	255	269
	Golub Capital Private Credit Fund	5.800%	9/12/2029	50	51
	Golub Capital Private Credit Fund	5.875%	5/1/2030	200	203
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	225	231
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	150	153
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	200	209
	Hanover Insurance Group Inc.	5.500%	9/1/2035	100	101
	Hartford Insurance Group Inc.	2.800%	8/19/2029	350	335
	Hartford Insurance Group Inc.	5.950%	10/15/2036	50	54
	Hartford Insurance Group Inc.	6.100%	10/1/2041	100	107
	Hartford Insurance Group Inc.	4.300%	4/15/2043	175	150
	Hartford Insurance Group Inc.	3.600%	8/19/2049	125	92
	Hartford Insurance Group Inc.	2.900%	9/15/2051	200	128
	Hercules Capital Inc.	6.000%	6/16/2030	200	203
	Horace Mann Educators Corp.	4.700%	10/1/2030	94	93
[5]	HPS Corporate Lending Fund	5.300%	6/5/2027	50	50
	HPS Corporate Lending Fund	5.450%	1/14/2028	150	152
[5]	HPS Corporate Lending Fund	4.900%	9/11/2028	103	102
[5]	HPS Corporate Lending Fund	5.850%	6/5/2030	200	203
[5]	HPS Corporate Lending Fund	5.450%	11/15/2030	152	152
	HPS Corporate Lending Fund	5.950%	4/14/2032	200	203
	HSBC Bank USA NA	7.000%	1/15/2039	250	292
	HSBC Holdings plc	4.041%	3/13/2028	400	399
	HSBC Holdings plc	5.210%	8/11/2028	815	829
	HSBC Holdings plc	5.130%	11/19/2028	200	204
	HSBC Holdings plc	4.899%	3/3/2029	225	228
	HSBC Holdings plc	4.583%	6/19/2029	400	404
	HSBC Holdings plc	2.206%	8/17/2029	500	475
	HSBC Holdings plc	4.950%	3/31/2030	250	256
	HSBC Holdings plc	3.973%	5/22/2030	570	563
	HSBC Holdings plc	5.286%	11/19/2030	200	206
	HSBC Holdings plc	5.130%	3/3/2031	200	205
	HSBC Holdings plc	2.848%	6/4/2031	800	748
	HSBC Holdings plc	2.804%	5/24/2032	500	457
	HSBC Holdings plc	2.871%	11/22/2032	1,225	1,112
	HSBC Holdings plc	4.762%	3/29/2033	300	299
	HSBC Holdings plc	5.402%	8/11/2033	275	285
	HSBC Holdings plc	8.113%	11/3/2033	250	293
	HSBC Holdings plc	6.254%	3/9/2034	350	381
	HSBC Holdings plc	6.547%	6/20/2034	200	217
	HSBC Holdings plc	7.399%	11/13/2034	200	228
	HSBC Holdings plc	5.719%	3/4/2035	700	738
	HSBC Holdings plc	5.874%	11/18/2035	307	320
	HSBC Holdings plc	5.450%	3/3/2036	500	516
	HSBC Holdings plc	6.500%	5/2/2036	600	649
	HSBC Holdings plc	5.790%	5/13/2036	345	364
	HSBC Holdings plc	5.741%	9/10/2036	400	411
	HSBC Holdings plc	5.133%	11/6/2036	428	429
	HSBC Holdings plc	6.500%	9/15/2037	50	55
	HSBC Holdings plc	6.800%	6/1/2038	200	222
	HSBC Holdings plc	6.332%	3/9/2044	550	602
	HSBC Holdings plc	5.250%	3/14/2044	750	729
	HSBC USA Inc.	4.650%	6/3/2028	200	203
	Huntington Bancshares Inc.	4.443%	8/4/2028	200	201
	Huntington Bancshares Inc.	6.208%	8/21/2029	205	215
	Huntington Bancshares Inc.	2.550%	2/4/2030	250	233
	Huntington Bancshares Inc.	5.272%	1/15/2031	225	232
	Huntington Bancshares Inc.	5.709%	2/2/2035	217	227

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Huntington Bancshares Inc.	2.487%	8/15/2036	100	87
Huntington Bancshares Inc.	6.141%	11/18/2039	250	261
Huntington National Bank	4.871%	4/12/2028	250	252
Huntington National Bank	4.552%	5/17/2028	250	251
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	250	248
ING Groep NV	3.950%	3/29/2027	300	300
ING Groep NV	4.017%	3/28/2028	200	200
ING Groep NV	4.550%	10/2/2028	200	202
ING Groep NV	4.858%	3/25/2029	200	203
ING Groep NV	4.050%	4/9/2029	200	199
ING Groep NV	5.335%	3/19/2030	270	279
ING Groep NV	5.066%	3/25/2031	200	205
ING Groep NV	6.114%	9/11/2034	250	270
ING Groep NV	5.550%	3/19/2035	500	520
ING Groep NV	5.525%	3/25/2036	200	208
Intercontinental Exchange Inc.	3.100%	9/15/2027	150	148
Intercontinental Exchange Inc.	4.000%	9/15/2027	150	150
Intercontinental Exchange Inc.	3.625%	9/1/2028	250	248
Intercontinental Exchange Inc.	3.750%	9/21/2028	75	75
Intercontinental Exchange Inc.	3.950%	12/1/2028	104	104
Intercontinental Exchange Inc.	4.350%	6/15/2029	122	123
Intercontinental Exchange Inc.	2.100%	6/15/2030	750	689
Intercontinental Exchange Inc.	4.200%	3/15/2031	140	140
Intercontinental Exchange Inc.	1.850%	9/15/2032	500	426
Intercontinental Exchange Inc.	4.600%	3/15/2033	415	420
Intercontinental Exchange Inc.	2.650%	9/15/2040	500	371
Intercontinental Exchange Inc.	4.250%	9/21/2048	175	145
Intercontinental Exchange Inc.	3.000%	6/15/2050	60	39
Intercontinental Exchange Inc.	4.950%	6/15/2052	111	102
Intercontinental Exchange Inc.	3.000%	9/15/2060	300	179
Intercontinental Exchange Inc.	5.200%	6/15/2062	110	101
Invesco Finance plc	5.375%	11/30/2043	75	72
Jackson Financial Inc.	3.125%	11/23/2031	250	227
Jefferies Financial Group Inc.	4.850%	1/15/2027	200	201
Jefferies Financial Group Inc.	5.875%	7/21/2028	200	208
Jefferies Financial Group Inc.	4.150%	1/23/2030	300	296
Jefferies Financial Group Inc.	2.625%	10/15/2031	500	444
Jefferies Financial Group Inc.	6.200%	4/14/2034	275	290
Jefferies Financial Group Inc.	6.250%	1/15/2036	75	79
Jefferies Financial Group Inc.	6.500%	1/20/2043	75	78
JPMorgan Chase & Co.	4.125%	12/15/2026	450	451
JPMorgan Chase & Co.	3.625%	12/1/2027	1,000	995
JPMorgan Chase & Co.	5.040%	1/23/2028	440	445
JPMorgan Chase & Co.	3.782%	2/1/2028	625	624
JPMorgan Chase & Co.	5.571%	4/22/2028	350	357
JPMorgan Chase & Co.	3.540%	5/1/2028	350	348
JPMorgan Chase & Co.	4.979%	7/22/2028	165	167
JPMorgan Chase & Co.	4.505%	10/22/2028	125	126
JPMorgan Chase & Co.	3.509%	1/23/2029	575	569
JPMorgan Chase & Co.	4.915%	1/24/2029	160	163
JPMorgan Chase & Co.	4.005%	4/23/2029	300	300
JPMorgan Chase & Co.	2.069%	6/1/2029	625	597
JPMorgan Chase & Co.	4.203%	7/23/2029	250	251
JPMorgan Chase & Co.	5.299%	7/24/2029	515	530
JPMorgan Chase & Co.	6.087%	10/23/2029	212	223
JPMorgan Chase & Co.	4.452%	12/5/2029	300	303
JPMorgan Chase & Co.	5.012%	1/23/2030	305	313
JPMorgan Chase & Co.	5.581%	4/22/2030	2,350	2,451
JPMorgan Chase & Co.	4.995%	7/22/2030	325	334
JPMorgan Chase & Co.	2.739%	10/15/2030	1,500	1,423
JPMorgan Chase & Co.	4.603%	10/22/2030	470	476
JPMorgan Chase & Co.	5.140%	1/24/2031	240	248
JPMorgan Chase & Co.	4.493%	3/24/2031	1,050	1,059
JPMorgan Chase & Co.	2.522%	4/22/2031	2,000	1,863
JPMorgan Chase & Co.	2.956%	5/13/2031	1,800	1,699
JPMorgan Chase & Co.	4.255%	10/22/2031	181	180
JPMorgan Chase & Co.	1.764%	11/19/2031	500	444
JPMorgan Chase & Co.	2.580%	4/22/2032	500	457
JPMorgan Chase & Co.	2.963%	1/25/2033	1,000	917
JPMorgan Chase & Co.	4.912%	7/25/2033	1,500	1,528

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
JPMorgan Chase & Co.	5.717%	9/14/2033	1,000	1,060
JPMorgan Chase & Co.	5.350%	6/1/2034	703	731
JPMorgan Chase & Co.	5.336%	1/23/2035	525	544
JPMorgan Chase & Co.	5.766%	4/22/2035	350	373
JPMorgan Chase & Co.	5.294%	7/22/2035	200	206
JPMorgan Chase & Co.	4.946%	10/22/2035	185	187
JPMorgan Chase & Co.	5.502%	1/24/2036	300	314
JPMorgan Chase & Co.	5.572%	4/22/2036	567	595
JPMorgan Chase & Co.	5.576%	7/23/2036	700	725
JPMorgan Chase & Co.	4.810%	10/22/2036	275	273
JPMorgan Chase & Co.	6.400%	5/15/2038	450	509
JPMorgan Chase & Co.	3.882%	7/24/2038	500	449
JPMorgan Chase & Co.	5.500%	10/15/2040	650	678
JPMorgan Chase & Co.	3.109%	4/22/2041	500	392
JPMorgan Chase & Co.	5.600%	7/15/2041	275	286
JPMorgan Chase & Co.	5.400%	1/6/2042	150	153
JPMorgan Chase & Co.	3.157%	4/22/2042	450	349
JPMorgan Chase & Co.	5.625%	8/16/2043	300	308
JPMorgan Chase & Co.	4.950%	6/1/2045	100	94
JPMorgan Chase & Co.	5.534%	11/29/2045	425	430
JPMorgan Chase & Co.	4.260%	2/22/2048	375	318
JPMorgan Chase & Co.	4.032%	7/24/2048	500	408
JPMorgan Chase & Co.	3.964%	11/15/2048	1,000	804
JPMorgan Chase & Co.	3.897%	1/23/2049	400	319
JPMorgan Chase & Co.	3.109%	4/22/2051	500	339
JPMorgan Chase & Co.	3.328%	4/22/2052	745	528
JPMorgan Chase Bank NA	5.110%	12/8/2026	290	293
KeyBank NA	5.850%	11/15/2027	250	258
KeyBank NA	6.950%	2/1/2028	250	263
KeyBank NA	5.000%	1/26/2033	250	252
KeyCorp	4.100%	4/30/2028	600	601
KeyCorp	2.550%	10/1/2029	150	142
KeyCorp	5.121%	4/4/2031	150	154
KeyCorp	6.401%	3/6/2035	200	217
KKR & Co. Inc.	5.100%	8/7/2035	200	200
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.500%	8/1/2030	50	51
Lazard Group LLC	4.500%	9/19/2028	100	101
Lazard Group LLC	5.625%	8/1/2035	300	307
Legg Mason Inc.	5.625%	1/15/2044	120	120
Lincoln National Corp.	3.625%	12/12/2026	75	75
Lincoln National Corp.	3.800%	3/1/2028	100	99
Lincoln National Corp.	3.050%	1/15/2030	285	272
Lincoln National Corp.	6.300%	10/9/2037	75	81
Lincoln National Corp.	7.000%	6/15/2040	100	112
Lloyds Banking Group plc	3.750%	1/11/2027	436	435
Lloyds Banking Group plc	3.750%	3/18/2028	200	199
Lloyds Banking Group plc	4.375%	3/22/2028	250	252
Lloyds Banking Group plc	4.550%	8/16/2028	200	202
Lloyds Banking Group plc	3.574%	11/7/2028	200	198
Lloyds Banking Group plc	5.087%	11/26/2028	200	204
Lloyds Banking Group plc	4.818%	6/13/2029	200	203
Lloyds Banking Group plc	5.721%	6/5/2030	200	209
Lloyds Banking Group plc	7.953%	11/15/2033	200	233
Lloyds Banking Group plc	5.679%	1/5/2035	360	379
Lloyds Banking Group plc	5.590%	11/26/2035	200	209
Lloyds Banking Group plc	6.068%	6/13/2036	200	210
Lloyds Banking Group plc	4.943%	11/4/2036	275	272
Lloyds Banking Group plc	5.300%	12/1/2045	150	142
Lloyds Banking Group plc	4.344%	1/9/2048	275	226
Loews Corp.	6.000%	2/1/2035	50	54
Loews Corp.	4.125%	5/15/2043	100	85
LPL Holdings Inc.	4.900%	4/3/2028	100	101
LPL Holdings Inc.	6.750%	11/17/2028	200	214
LPL Holdings Inc.	5.650%	3/15/2035	100	103
LPL Holdings Inc.	5.750%	6/15/2035	100	103
M&T Bank Corp.	4.833%	1/16/2029	125	127
M&T Bank Corp.	7.413%	10/30/2029	200	217
M&T Bank Corp.	5.179%	7/8/2031	200	205
M&T Bank Corp.	6.082%	3/13/2032	150	160
M&T Bank Corp.	5.053%	1/27/2034	200	201

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
M&T Bank Corp.	5.400%	7/30/2035	470	475
M&T Bank Corp.	5.385%	1/16/2036	250	254
Main Street Capital Corp.	6.500%	6/4/2027	200	204
Main Street Capital Corp.	5.400%	8/15/2028	115	115
Manufacturers & Traders Trust Co.	4.700%	1/27/2028	250	253
Manufacturers & Traders Trust Co.	4.762%	7/6/2028	250	252
Manulife Financial Corp.	4.061%	2/24/2032	190	189
Manulife Financial Corp.	4.986%	12/11/2035	267	267
Manulife Financial Corp.	5.375%	3/4/2046	200	197
Marex Group plc	5.829%	5/8/2028	50	51
Marex Group plc	6.404%	11/4/2029	100	104
Markel Group Inc.	3.500%	11/1/2027	50	50
Markel Group Inc.	3.350%	9/17/2029	75	73
Markel Group Inc.	4.300%	11/1/2047	50	40
Markel Group Inc.	5.000%	5/20/2049	150	132
Markel Group Inc.	4.150%	9/17/2050	200	155
Markel Group Inc.	6.000%	5/16/2054	100	100
Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	165	167
Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	165	168
Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	460	420
Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	200	205
Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	200	210
Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	87	90
Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	350	354
Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	250	241
Marsh & McLennan Cos. Inc.	4.350%	1/30/2047	100	85
Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	200	164
Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	315	317
Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	91	88
Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	220	212
Mastercard Inc.	3.300%	3/26/2027	200	199
Mastercard Inc.	4.100%	1/15/2028	161	162
Mastercard Inc.	4.875%	3/9/2028	200	205
Mastercard Inc.	2.950%	6/1/2029	275	266
Mastercard Inc.	3.350%	3/26/2030	300	293
Mastercard Inc.	2.000%	11/18/2031	200	178
Mastercard Inc.	4.350%	1/15/2032	323	325
Mastercard Inc.	4.950%	3/15/2032	200	207
Mastercard Inc.	4.875%	5/9/2034	300	308
Mastercard Inc.	4.550%	1/15/2035	665	665
Mastercard Inc.	3.950%	2/26/2048	100	81
Mastercard Inc.	3.650%	6/1/2049	200	152
Mastercard Inc.	3.850%	3/26/2050	200	157
Mercury General Corp.	4.400%	3/15/2027	75	75
MetLife Inc.	6.500%	12/15/2032	175	196
MetLife Inc.	5.375%	7/15/2033	200	211
MetLife Inc.	6.375%	6/15/2034	100	112
MetLife Inc.	5.300%	12/15/2034	235	244
MetLife Inc.	5.875%	2/6/2041	590	620
MetLife Inc.	4.125%	8/13/2042	175	149
MetLife Inc.	4.875%	11/13/2043	355	330
MetLife Inc.	5.250%	1/15/2054	200	190
MetLife Inc.	6.350%	3/15/2055	175	184
MetLife Inc.	6.400%	12/15/2066	210	220
MGIC Investment Corp.	5.250%	8/15/2028	31	31
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/2027	500	499
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	250	248
Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	400	393
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	200	200
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	200	201
Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	200	204
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	200	198
Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	225	231
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	175	169
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	50	47
Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	206
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	500	454
Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	300	309
Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	400	363
Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	200	196

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	500	514
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	334	349
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	525	546
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	200	209
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	500	524
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	50	47
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	200	174
	Mizuho Financial Group Inc.	3.663%	2/28/2027	250	249
	Mizuho Financial Group Inc.	4.018%	3/5/2028	325	326
	Mizuho Financial Group Inc.	5.778%	7/6/2029	225	234
	Mizuho Financial Group Inc.	4.254%	9/11/2029	400	401
	Mizuho Financial Group Inc.	3.153%	7/16/2030	500	481
	Mizuho Financial Group Inc.	2.869%	9/13/2030	100	95
	Mizuho Financial Group Inc.	5.098%	5/13/2031	200	206
	Mizuho Financial Group Inc.	4.711%	7/8/2031	200	202
	Mizuho Financial Group Inc.	2.564%	9/13/2031	250	224
	Mizuho Financial Group Inc.	2.172%	5/22/2032	500	444
	Mizuho Financial Group Inc.	5.748%	7/6/2034	780	825
	Mizuho Financial Group Inc.	5.579%	5/26/2035	250	262
	Moody's Corp.	3.250%	1/15/2028	200	197
	Moody's Corp.	2.000%	8/19/2031	500	444
	Moody's Corp.	2.750%	8/19/2041	100	72
	Moody's Corp.	4.875%	12/17/2048	125	112
	Moody's Corp.	3.750%	2/25/2052	100	75
	Moody's Corp.	3.100%	11/29/2061	150	93
	Morgan Stanley	3.625%	1/20/2027	250	249
	Morgan Stanley	3.950%	4/23/2027	325	325
	Morgan Stanley	2.475%	1/21/2028	500	492
	Morgan Stanley	5.652%	4/13/2028	225	229
	Morgan Stanley	4.210%	4/20/2028	200	200
[4]	Morgan Stanley	3.591%	7/22/2028	935	929
	Morgan Stanley	6.296%	10/18/2028	3,250	3,375
	Morgan Stanley	3.772%	1/24/2029	575	572
	Morgan Stanley	5.123%	2/1/2029	350	357
	Morgan Stanley	5.164%	4/20/2029	450	460
	Morgan Stanley	5.449%	7/20/2029	350	361
	Morgan Stanley	4.133%	10/18/2029	350	350
	Morgan Stanley	6.407%	11/1/2029	350	371
	Morgan Stanley	5.173%	1/16/2030	350	359
	Morgan Stanley	4.431%	1/23/2030	550	553
	Morgan Stanley	5.656%	4/18/2030	225	234
	Morgan Stanley	5.042%	7/19/2030	350	359
	Morgan Stanley	4.654%	10/18/2030	425	430
	Morgan Stanley	5.230%	1/15/2031	200	206
	Morgan Stanley	2.699%	1/22/2031	1,400	1,314
	Morgan Stanley	3.622%	4/1/2031	600	583
	Morgan Stanley	5.192%	4/17/2031	275	283
	Morgan Stanley	4.356%	10/22/2031	210	209
	Morgan Stanley	1.794%	2/13/2032	500	439
	Morgan Stanley	7.250%	4/1/2032	150	173
	Morgan Stanley	1.928%	4/28/2032	200	175
	Morgan Stanley	2.239%	7/21/2032	500	444
	Morgan Stanley	2.511%	10/20/2032	600	538
	Morgan Stanley	2.943%	1/21/2033	850	776
	Morgan Stanley	4.889%	7/20/2033	350	355
	Morgan Stanley	5.250%	4/21/2034	450	463
	Morgan Stanley	5.424%	7/21/2034	450	468
	Morgan Stanley	6.627%	11/1/2034	350	391
	Morgan Stanley	5.466%	1/18/2035	425	441
	Morgan Stanley	5.831%	4/19/2035	575	611
	Morgan Stanley	5.320%	7/19/2035	350	360
	Morgan Stanley	5.587%	1/18/2036	1,275	1,333
	Morgan Stanley	5.664%	4/17/2036	798	839
	Morgan Stanley	2.484%	9/16/2036	850	747
	Morgan Stanley	4.892%	10/22/2036	140	139
	Morgan Stanley	5.297%	4/20/2037	350	356
	Morgan Stanley	5.948%	1/19/2038	350	369
[4]	Morgan Stanley	3.971%	7/22/2038	375	337
	Morgan Stanley	4.457%	4/22/2039	250	235
	Morgan Stanley	3.217%	4/22/2042	325	254

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	6.375%	7/24/2042	600	667
	Morgan Stanley	4.300%	1/27/2045	650	562
	Morgan Stanley	2.802%	1/25/2052	940	597
	Morgan Stanley	5.516%	11/19/2055	1,200	1,185
	Morgan Stanley Bank NA	4.952%	1/14/2028	200	202
	Morgan Stanley Bank NA	5.504%	5/26/2028	925	943
	Morgan Stanley Bank NA	4.968%	7/14/2028	350	355
	Morgan Stanley Bank NA	5.016%	1/12/2029	340	346
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	150	154
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	250	252
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	500	501
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	528	535
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	500	501
	MSCI Inc.	5.250%	9/1/2035	150	151
[5]	MSD Investment Corp.	6.125%	2/5/2031	120	119
	Nasdaq Inc.	1.650%	1/15/2031	250	222
	Nasdaq Inc.	5.550%	2/15/2034	175	184
	Nasdaq Inc.	2.500%	12/21/2040	200	142
	Nasdaq Inc.	3.250%	4/28/2050	35	24
	Nasdaq Inc.	5.950%	8/15/2053	200	208
	Nasdaq Inc.	6.100%	6/28/2063	200	209
	National Australia Bank Ltd.	5.087%	6/11/2027	250	255
	National Australia Bank Ltd.	4.944%	1/12/2028	250	255
	National Australia Bank Ltd.	4.308%	6/13/2028	250	253
	National Australia Bank Ltd.	4.900%	6/13/2028	500	512
	National Australia Bank Ltd.	4.787%	1/10/2029	250	256
	National Australia Bank Ltd.	4.901%	1/14/2030	250	258
	National Australia Bank Ltd.	4.534%	6/13/2030	250	254
	National Bank of Canada	5.600%	12/18/2028	250	261
	NatWest Group plc	5.583%	3/1/2028	200	204
	NatWest Group plc	5.516%	9/30/2028	200	205
	NatWest Group plc	4.892%	5/18/2029	1,000	1,017
	NatWest Group plc	5.808%	9/13/2029	200	208
	NatWest Group plc	5.076%	1/27/2030	200	204
	NatWest Group plc	4.445%	5/8/2030	700	703
	NatWest Group plc	4.964%	8/15/2030	200	204
	NatWest Group plc	6.016%	3/2/2034	200	214
	NatWest Group plc	6.475%	6/1/2034	200	210
	NatWest Group plc	5.778%	3/1/2035	275	291
	NatWest Group plc	3.032%	11/28/2035	200	184
	Nomura Holdings Inc.	2.329%	1/22/2027	200	196
	Nomura Holdings Inc.	5.594%	7/2/2027	200	204
	Nomura Holdings Inc.	5.386%	7/6/2027	200	203
	Nomura Holdings Inc.	2.172%	7/14/2028	200	190
	Nomura Holdings Inc.	5.605%	7/6/2029	225	234
	Nomura Holdings Inc.	3.103%	1/16/2030	400	380
	Nomura Holdings Inc.	4.904%	7/1/2030	200	203
	Nomura Holdings Inc.	2.679%	7/16/2030	250	231
	Nomura Holdings Inc.	2.608%	7/14/2031	200	181
	Nomura Holdings Inc.	2.999%	1/22/2032	200	182
	Nomura Holdings Inc.	5.783%	7/3/2034	200	211
	Nomura Holdings Inc.	5.491%	6/29/2035	200	206
[5]	North Haven Private Income Fund LLC	5.125%	9/25/2028	114	114
	Northern Trust Corp.	3.650%	8/3/2028	100	100
	Northern Trust Corp.	4.150%	11/19/2030	102	102
	Northern Trust Corp.	3.375%	5/8/2032	50	49
	Northern Trust Corp.	6.125%	11/2/2032	200	218
	Northern Trust Corp.	5.117%	11/19/2040	148	148
	Oaktree Specialty Lending Corp.	6.340%	2/27/2030	100	101
[5]	Oaktree Strategic Credit Fund	6.190%	7/15/2030	125	126
	Old Republic International Corp.	3.850%	6/11/2051	200	145
	ORIX Corp.	3.700%	7/18/2027	200	199
	ORIX Corp.	4.650%	9/10/2029	95	96
	ORIX Corp.	4.450%	9/9/2030	225	225
	ORIX Corp.	2.250%	3/9/2031	50	45
	PartnerRe Finance B LLC	3.700%	7/2/2029	95	93
	PartnerRe Finance B LLC	4.500%	10/1/2050	100	94
	PayPal Holdings Inc.	4.450%	3/6/2028	63	64
	PayPal Holdings Inc.	2.850%	10/1/2029	400	383
	PayPal Holdings Inc.	2.300%	6/1/2030	200	185

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PayPal Holdings Inc.	5.150%	6/1/2034	600	615
PayPal Holdings Inc.	5.100%	4/1/2035	99	101
PayPal Holdings Inc.	3.250%	6/1/2050	210	143
PayPal Holdings Inc.	5.500%	6/1/2054	200	194
PNC Bank NA	3.100%	10/25/2027	250	247
PNC Bank NA	3.250%	1/22/2028	150	148
PNC Bank NA	4.050%	7/26/2028	250	250
PNC Bank NA	2.700%	10/22/2029	150	142
PNC Financial Services Group Inc.	3.150%	5/19/2027	450	446
PNC Financial Services Group Inc.	5.300%	1/21/2028	200	203
PNC Financial Services Group Inc.	3.450%	4/23/2029	500	492
PNC Financial Services Group Inc.	5.582%	6/12/2029	200	207
PNC Financial Services Group Inc.	2.550%	1/22/2030	425	400
PNC Financial Services Group Inc.	5.492%	5/14/2030	225	234
PNC Financial Services Group Inc.	5.222%	1/29/2031	190	197
PNC Financial Services Group Inc.	4.899%	5/13/2031	360	369
PNC Financial Services Group Inc.	4.812%	10/21/2032	250	254
PNC Financial Services Group Inc.	4.626%	6/6/2033	200	199
PNC Financial Services Group Inc.	6.037%	10/28/2033	255	275
PNC Financial Services Group Inc.	5.068%	1/24/2034	200	205
PNC Financial Services Group Inc.	5.939%	8/18/2034	590	633
PNC Financial Services Group Inc.	6.875%	10/20/2034	430	486
PNC Financial Services Group Inc.	5.676%	1/22/2035	500	527
PNC Financial Services Group Inc.	5.401%	7/23/2035	265	274
PNC Financial Services Group Inc.	5.575%	1/29/2036	800	834
Principal Financial Group Inc.	4.625%	9/15/2042	50	45
Principal Financial Group Inc.	4.350%	5/15/2043	150	129
Principal Financial Group Inc.	4.300%	11/15/2046	195	164
Progressive Corp.	2.450%	1/15/2027	150	148
Progressive Corp.	4.000%	3/1/2029	100	100
Progressive Corp.	6.625%	3/1/2029	125	135
Progressive Corp.	4.950%	6/15/2033	100	103
Progressive Corp.	4.350%	4/25/2044	50	43
Progressive Corp.	4.125%	4/15/2047	290	240
Progressive Corp.	4.200%	3/15/2048	115	95
Progressive Corp.	3.950%	3/26/2050	180	141
Progressive Corp.	3.700%	3/15/2052	100	75
Prudential Financial Inc.	3.878%	3/27/2028	163	163
Prudential Financial Inc.	5.750%	7/15/2033	100	108
Prudential Financial Inc.	5.200%	3/14/2035	75	77
Prudential Financial Inc.	5.700%	12/14/2036	125	132
Prudential Financial Inc.	6.625%	12/1/2037	65	74
Prudential Financial Inc.	3.000%	3/10/2040	50	39
Prudential Financial Inc.	6.625%	6/21/2040	65	74
Prudential Financial Inc.	5.100%	8/15/2043	42	40
Prudential Financial Inc.	4.600%	5/15/2044	275	245
Prudential Financial Inc.	3.905%	12/7/2047	132	104
Prudential Financial Inc.	5.700%	9/15/2048	250	253
Prudential Financial Inc.	3.935%	12/7/2049	363	281
Prudential Financial Inc.	4.350%	2/25/2050	210	174
Prudential Financial Inc.	3.700%	10/1/2050	200	186
Prudential Financial Inc.	5.125%	3/1/2052	250	248
Prudential Financial Inc.	6.000%	9/1/2052	150	155
Prudential Financial Inc.	6.500%	3/15/2054	175	185
Prudential Funding Asia plc	3.125%	4/14/2030	200	191
Radian Group Inc.	6.200%	5/15/2029	118	124
Raymond James Financial Inc.	4.650%	4/1/2030	55	56
Raymond James Financial Inc.	4.950%	7/15/2046	135	124
Raymond James Financial Inc.	3.750%	4/1/2051	250	184
Raymond James Financial Inc.	5.650%	9/11/2055	175	171
Regions Bank	6.450%	6/26/2037	250	270
Regions Financial Corp.	1.800%	8/12/2028	120	114
Regions Financial Corp.	5.722%	6/6/2030	200	208
Regions Financial Corp.	5.502%	9/6/2035	100	103
Reinsurance Group of America Inc.	3.900%	5/15/2029	50	49
Reinsurance Group of America Inc.	6.000%	9/15/2033	165	176
Reinsurance Group of America Inc.	5.750%	9/15/2034	175	182
Reinsurance Group of America Inc.	6.650%	9/15/2055	195	201
RenaissanceRe Finance Inc.	3.450%	7/1/2027	75	74
RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	75	73

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	132	138
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	85	89
	Royal Bank of Canada	4.875%	1/19/2027	200	202
	Royal Bank of Canada	2.050%	1/21/2027	100	98
	Royal Bank of Canada	3.625%	5/4/2027	200	200
	Royal Bank of Canada	4.240%	8/3/2027	200	201
	Royal Bank of Canada	6.000%	11/1/2027	200	208
	Royal Bank of Canada	4.900%	1/12/2028	200	204
	Royal Bank of Canada	4.522%	10/18/2028	140	141
	Royal Bank of Canada	4.965%	1/24/2029	200	204
	Royal Bank of Canada	4.950%	2/1/2029	200	205
	Royal Bank of Canada	4.498%	8/6/2029	173	175
	Royal Bank of Canada	4.969%	8/2/2030	100	102
	Royal Bank of Canada	5.153%	2/4/2031	463	477
	Royal Bank of Canada	4.970%	5/2/2031	421	431
	Royal Bank of Canada	4.696%	8/6/2031	149	151
	Royal Bank of Canada	2.300%	11/3/2031	1,000	900
	Royal Bank of Canada	3.875%	5/4/2032	200	194
	Royal Bank of Canada	5.000%	2/1/2033	465	478
	Royal Bank of Canada	5.000%	5/2/2033	200	205
	Royal Bank of Canada	5.150%	2/1/2034	200	209
	S&P Global Inc.	2.450%	3/1/2027	250	246
	S&P Global Inc.	4.750%	8/1/2028	140	143
	S&P Global Inc.	2.700%	3/1/2029	250	240
	S&P Global Inc.	2.500%	12/1/2029	125	118
	S&P Global Inc.	1.250%	8/15/2030	200	176
[5]	S&P Global Inc.	4.250%	1/15/2031	172	172
	S&P Global Inc.	2.900%	3/1/2032	300	277
[5]	S&P Global Inc.	4.800%	12/4/2035	60	60
	S&P Global Inc.	3.250%	12/1/2049	150	105
	S&P Global Inc.	3.700%	3/1/2052	200	151
	S&P Global Inc.	2.300%	8/15/2060	100	51
	S&P Global Inc.	3.900%	3/1/2062	100	75
	Santander Holdings USA Inc.	4.400%	7/13/2027	250	251
	Santander Holdings USA Inc.	2.490%	1/6/2028	200	197
	Santander Holdings USA Inc.	6.499%	3/9/2029	200	208
	Santander Holdings USA Inc.	6.174%	1/9/2030	200	208
	Santander Holdings USA Inc.	5.741%	3/20/2031	125	129
	Santander Holdings USA Inc.	6.342%	5/31/2035	125	134
	Santander UK Group Holdings plc	3.823%	11/3/2028	200	199
	Santander UK Group Holdings plc	6.534%	1/10/2029	415	434
	Santander UK Group Holdings plc	5.694%	4/15/2031	222	231
	Santander UK Group Holdings plc	5.136%	9/22/2036	200	199
	Selective Insurance Group Inc.	5.375%	3/1/2049	50	46
	SiriusPoint Ltd.	7.000%	4/5/2029	75	79
	Sixth Street Lending Partners	6.500%	3/11/2029	200	207
	Sixth Street Lending Partners	5.750%	1/15/2030	150	152
	Sixth Street Lending Partners	6.125%	7/15/2030	50	51
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	150	155
	State Street Bank & Trust Co.	4.782%	11/23/2029	250	257
	State Street Corp.	4.993%	3/18/2027	200	203
	State Street Corp.	4.536%	2/28/2028	200	203
	State Street Corp.	4.543%	4/24/2028	75	76
	State Street Corp.	4.530%	2/20/2029	100	101
	State Street Corp.	4.141%	12/3/2029	200	201
	State Street Corp.	2.400%	1/24/2030	150	142
	State Street Corp.	4.729%	2/28/2030	200	205
	State Street Corp.	4.834%	4/24/2030	75	77
	State Street Corp.	2.623%	2/7/2033	350	316
	State Street Corp.	4.821%	1/26/2034	130	132
	State Street Corp.	5.159%	5/18/2034	500	517
	State Street Corp.	3.031%	11/1/2034	125	118
	State Street Corp.	5.146%	2/28/2036	200	205
	State Street Corp.	4.784%	10/23/2036	102	101
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	200	199
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	700	695
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	300	298
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	100	100
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	500	472
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	475	456

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	1,870	1,762
Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	200	207
Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	200	176
Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	200	209
Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	295	314
Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	200	203
Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	200	213
Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	200	210
Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	200	140
Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	200	216
Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	200	206
Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	105	106
Synchrony Financial	3.950%	12/1/2027	300	299
Synchrony Financial	5.019%	7/29/2029	27	27
Synchrony Financial	5.450%	3/6/2031	200	205
Synovus Bank / Columbus GA	5.957%	1/15/2036	250	252
Synovus Financial Corp.	6.168%	11/1/2030	100	104
Toronto-Dominion Bank	1.950%	1/12/2027	200	196
Toronto-Dominion Bank	2.800%	3/10/2027	200	197
Toronto-Dominion Bank	4.980%	4/5/2027	200	203
Toronto-Dominion Bank	4.108%	6/8/2027	425	426
Toronto-Dominion Bank	5.156%	1/10/2028	225	230
Toronto-Dominion Bank	4.861%	1/31/2028	88	89
Toronto-Dominion Bank	5.523%	7/17/2028	225	233
Toronto-Dominion Bank	2.000%	9/10/2031	325	290
Toronto-Dominion Bank	2.450%	1/12/2032	850	760
Toronto-Dominion Bank	5.298%	1/30/2032	140	146
Toronto-Dominion Bank	3.200%	3/10/2032	47	44
Toronto-Dominion Bank	4.456%	6/8/2032	353	352
Toronto-Dominion Bank	5.146%	9/10/2034	120	122
Toronto-Dominion Bank	4.928%	10/15/2035	111	111
TPG Operating Group II LP	5.375%	1/15/2036	150	150
Travelers Cos. Inc.	5.050%	7/24/2035	50	51
Travelers Cos. Inc.	6.250%	6/15/2037	150	167
Travelers Cos. Inc.	4.300%	8/25/2045	150	128
Travelers Cos. Inc.	4.000%	5/30/2047	225	182
Travelers Cos. Inc.	4.100%	3/4/2049	200	162
Travelers Cos. Inc.	2.550%	4/27/2050	500	303
Travelers Cos. Inc.	5.450%	5/25/2053	143	141
Travelers Cos. Inc.	5.700%	7/24/2055	75	77
Travelers Property Casualty Corp.	6.375%	3/15/2033	26	29
Truist Bank	4.420%	7/24/2028	250	251
Truist Financial Corp.	1.125%	8/3/2027	500	479
Truist Financial Corp.	4.873%	1/26/2029	2,450	2,488
Truist Financial Corp.	3.875%	3/19/2029	200	198
Truist Financial Corp.	7.161%	10/30/2029	200	216
Truist Financial Corp.	5.435%	1/24/2030	275	285
Truist Financial Corp.	1.950%	6/5/2030	100	91
Truist Financial Corp.	4.916%	7/28/2033	200	201
Truist Financial Corp.	5.867%	6/8/2034	200	213
Truist Financial Corp.	5.711%	1/24/2035	275	289
UBS AG	5.000%	7/9/2027	250	255
UBS AG	4.864%	1/10/2028	400	403
UBS AG	7.500%	2/15/2028	425	457
UBS AG	5.650%	9/11/2028	225	235
UBS Group AG	4.875%	5/15/2045	375	346
Unum Group	4.000%	6/15/2029	80	79
Unum Group	5.250%	12/15/2035	129	128
Unum Group	5.750%	8/15/2042	75	74
Unum Group	4.500%	12/15/2049	100	80
Unum Group	6.000%	6/15/2054	100	99
US Bancorp	3.150%	4/27/2027	275	273
US Bancorp	5.775%	6/12/2029	275	286
US Bancorp	3.000%	7/30/2029	240	231
US Bancorp	5.384%	1/23/2030	275	285
US Bancorp	5.100%	7/23/2030	650	669
US Bancorp	5.046%	2/12/2031	120	123
US Bancorp	5.083%	5/15/2031	150	155
US Bancorp	2.677%	1/27/2033	90	81
US Bancorp	4.967%	7/22/2033	235	237

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
US Bancorp	5.850%	10/21/2033	525	562
US Bancorp	4.839%	2/1/2034	360	363
US Bancorp	5.836%	6/12/2034	275	293
US Bancorp	5.678%	1/23/2035	275	290
US Bancorp	5.424%	2/12/2036	120	125
US Bancorp	2.491%	11/3/2036	700	611
Verisk Analytics Inc.	4.125%	3/15/2029	400	399
Verisk Analytics Inc.	4.500%	8/15/2030	281	284
Verisk Analytics Inc.	5.250%	3/15/2035	115	117
Verisk Analytics Inc.	5.125%	2/15/2036	217	219
Verisk Analytics Inc.	3.625%	5/15/2050	150	108
Visa Inc.	1.900%	4/15/2027	148	145
Visa Inc.	0.750%	8/15/2027	500	479
Visa Inc.	2.750%	9/15/2027	150	148
Visa Inc.	1.100%	2/15/2031	400	349
Visa Inc.	4.150%	12/14/2035	325	316
Visa Inc.	2.700%	4/15/2040	200	154
Visa Inc.	4.300%	12/14/2045	550	479
Visa Inc.	3.650%	9/15/2047	100	78
Visa Inc.	2.000%	8/15/2050	300	163
Voya Financial Inc.	5.700%	7/15/2043	75	75
Voya Financial Inc.	4.800%	6/15/2046	40	35
Voya Financial Inc.	4.700%	1/23/2048	100	95
Webster Financial Corp.	4.100%	3/25/2029	55	54
Wells Fargo & Co.	4.300%	7/22/2027	475	477
Wells Fargo & Co.	4.900%	1/24/2028	350	353
Wells Fargo & Co.	5.707%	4/22/2028	525	536
Wells Fargo & Co.	3.584%	5/22/2028	500	497
Wells Fargo & Co.	4.808%	7/25/2028	975	986
Wells Fargo & Co.	4.150%	1/24/2029	200	200
Wells Fargo & Co.	5.574%	7/25/2029	350	362
Wells Fargo & Co.	4.078%	9/15/2029	280	280
Wells Fargo & Co.	6.303%	10/23/2029	990	1,046
Wells Fargo & Co.	2.879%	10/30/2030	1,300	1,237
Wells Fargo & Co.	5.244%	1/24/2031	300	310
Wells Fargo & Co.	4.478%	4/4/2031	1,250	1,258
Wells Fargo & Co.	4.897%	7/25/2033	975	990
Wells Fargo & Co.	5.389%	4/24/2034	952	989
Wells Fargo & Co.	5.557%	7/25/2034	350	367
Wells Fargo & Co.	6.491%	10/23/2034	300	332
Wells Fargo & Co.	5.499%	1/23/2035	1,025	1,068
Wells Fargo & Co.	5.211%	12/3/2035	425	434
Wells Fargo & Co.	4.892%	9/15/2036	1,500	1,495
Wells Fargo & Co.	3.068%	4/30/2041	600	465
Wells Fargo & Co.	5.375%	11/2/2043	1,000	968
Wells Fargo & Co.	4.650%	11/4/2044	325	284
Wells Fargo & Co.	4.900%	11/17/2045	250	225
Wells Fargo & Co.	4.400%	6/14/2046	300	250
Wells Fargo & Co.	4.750%	12/7/2046	350	307
Wells Fargo & Co.	5.013%	4/4/2051	1,750	1,600
Wells Fargo & Co.	4.611%	4/25/2053	400	344
Wells Fargo Bank NA	5.254%	12/11/2026	450	455
Wells Fargo Bank NA	5.950%	8/26/2036	200	213
Wells Fargo Bank NA	5.850%	2/1/2037	300	317
Wells Fargo Bank NA	6.600%	1/15/2038	225	251
Western Union Co.	6.200%	11/17/2036	100	104
Western Union Co.	6.200%	6/21/2040	17	17
Westpac Banking Corp.	3.350%	3/8/2027	250	249
Westpac Banking Corp.	1.953%	11/20/2028	275	261
Westpac Banking Corp.	5.050%	4/16/2029	200	207
Westpac Banking Corp.	2.650%	1/16/2030	150	142
Westpac Banking Corp.	5.405%	8/10/2033	200	207
Westpac Banking Corp.	6.820%	11/17/2033	200	224
Westpac Banking Corp.	4.110%	7/24/2034	25	25
Westpac Banking Corp.	2.668%	11/15/2035	315	285
Westpac Banking Corp.	5.618%	11/20/2035	260	269
Westpac Banking Corp.	3.020%	11/18/2036	500	451
Westpac Banking Corp.	4.421%	7/24/2039	200	185
Westpac Banking Corp.	2.963%	11/16/2040	200	152
Willis North America Inc.	4.500%	9/15/2028	100	101

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Willis North America Inc.	2.950%	9/15/2029	440	419
	Willis North America Inc.	4.550%	3/15/2031	146	146
	Willis North America Inc.	5.350%	5/15/2033	100	103
	Willis North America Inc.	5.150%	3/15/2036	75	75
	Willis North America Inc.	5.050%	9/15/2048	50	45
	Willis North America Inc.	3.875%	9/15/2049	90	67
	Willis North America Inc.	5.900%	3/5/2054	125	125
	Zions Bancorp NA	3.250%	10/29/2029	250	235
	Zions Bancorp NA	6.816%	11/19/2035	50	53
					377,735
Health Care (2.8%)
	Abbott Laboratories	1.150%	1/30/2028	100	95
	Abbott Laboratories	1.400%	6/30/2030	150	134
	Abbott Laboratories	4.750%	11/30/2036	200	201
	Abbott Laboratories	5.300%	5/27/2040	250	258
	Abbott Laboratories	4.900%	11/30/2046	700	658
	AbbVie Inc.	4.800%	3/15/2027	500	505
	AbbVie Inc.	4.650%	3/15/2028	200	203
	AbbVie Inc.	4.250%	11/14/2028	200	202
	AbbVie Inc.	4.800%	3/15/2029	525	538
	AbbVie Inc.	3.200%	11/21/2029	1,180	1,144
	AbbVie Inc.	4.875%	3/15/2030	200	206
	AbbVie Inc.	4.950%	3/15/2031	1,000	1,034
	AbbVie Inc.	5.050%	3/15/2034	550	565
	AbbVie Inc.	4.550%	3/15/2035	350	345
	AbbVie Inc.	5.200%	3/15/2035	175	181
	AbbVie Inc.	4.500%	5/14/2035	450	442
	AbbVie Inc.	4.300%	5/14/2036	200	192
	AbbVie Inc.	4.050%	11/21/2039	768	685
	AbbVie Inc.	4.400%	11/6/2042	501	446
	AbbVie Inc.	4.850%	6/15/2044	230	213
	AbbVie Inc.	4.750%	3/15/2045	200	182
	AbbVie Inc.	4.700%	5/14/2045	402	363
	AbbVie Inc.	4.450%	5/14/2046	455	395
	AbbVie Inc.	4.875%	11/14/2048	425	387
	AbbVie Inc.	4.250%	11/21/2049	1,375	1,132
	AbbVie Inc.	5.400%	3/15/2054	700	680
	AbbVie Inc.	5.500%	3/15/2064	250	243
	Adventist Health System	4.742%	12/1/2030	150	151
	Adventist Health System	5.430%	3/1/2032	100	102
	Adventist Health System	5.757%	12/1/2034	75	77
	Adventist Health System	3.630%	3/1/2049	50	34
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	50	50
	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	25	23
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	100	84
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	75	54
	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	75	49
	Aetna Inc.	6.625%	6/15/2036	130	143
	Aetna Inc.	6.750%	12/15/2037	100	110
	Aetna Inc.	4.500%	5/15/2042	75	64
	Agilent Technologies Inc.	2.750%	9/15/2029	100	96
	Agilent Technologies Inc.	2.100%	6/4/2030	100	91
	Agilent Technologies Inc.	4.750%	9/9/2034	150	150
	AHS Hospital Corp.	5.024%	7/1/2045	75	69
	AHS Hospital Corp.	2.780%	7/1/2051	150	93
[2]	Allina Health System	3.887%	4/15/2049	75	58
	Amgen Inc.	2.200%	2/21/2027	150	147
	Amgen Inc.	3.200%	11/2/2027	600	593
	Amgen Inc.	5.150%	3/2/2028	500	512
	Amgen Inc.	1.650%	8/15/2028	400	377
	Amgen Inc.	4.050%	8/18/2029	325	325
	Amgen Inc.	2.000%	1/15/2032	450	392
	Amgen Inc.	3.350%	2/22/2032	500	471
	Amgen Inc.	4.200%	3/1/2033	200	195
	Amgen Inc.	5.250%	3/2/2033	925	958
	Amgen Inc.	3.150%	2/21/2040	575	453
	Amgen Inc.	2.800%	8/15/2041	150	110
	Amgen Inc.	4.950%	10/1/2041	240	227
	Amgen Inc.	5.150%	11/15/2041	126	122

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	5.600%	3/2/2043	406	408
	Amgen Inc.	4.400%	5/1/2045	450	385
	Amgen Inc.	4.563%	6/15/2048	75	64
	Amgen Inc.	4.663%	6/15/2051	775	663
	Amgen Inc.	4.200%	2/22/2052	475	376
	Amgen Inc.	5.650%	3/2/2053	750	735
	Amgen Inc.	2.770%	9/1/2053	422	250
	Amgen Inc.	5.750%	3/2/2063	500	488
	Ascension Health	4.078%	11/15/2028	64	64
	Ascension Health	2.532%	11/15/2029	350	331
	Ascension Health	4.294%	11/15/2030	127	127
	Ascension Health	4.923%	11/15/2035	108	108
	Ascension Health	3.106%	11/15/2039	100	80
	Ascension Health	3.945%	11/15/2046	200	162
[2]	Ascension Health	4.847%	11/15/2053	75	68
	Astrazeneca Finance LLC	4.800%	2/26/2027	275	278
	Astrazeneca Finance LLC	4.875%	3/3/2028	200	204
	Astrazeneca Finance LLC	1.750%	5/28/2028	200	191
	Astrazeneca Finance LLC	4.850%	2/26/2029	225	231
	Astrazeneca Finance LLC	4.900%	3/3/2030	200	206
	Astrazeneca Finance LLC	4.900%	2/26/2031	200	207
	Astrazeneca Finance LLC	2.250%	5/28/2031	200	182
	Astrazeneca Finance LLC	4.875%	3/3/2033	75	77
	Astrazeneca Finance LLC	5.000%	2/26/2034	270	279
	AstraZeneca plc	4.000%	1/17/2029	200	200
	AstraZeneca plc	1.375%	8/6/2030	300	267
	AstraZeneca plc	6.450%	9/15/2037	550	627
	AstraZeneca plc	4.000%	9/18/2042	290	250
	AstraZeneca plc	4.375%	11/16/2045	200	176
	AstraZeneca plc	3.000%	5/28/2051	135	91
	Banner Health	2.338%	1/1/2030	125	117
	Banner Health	3.181%	1/1/2050	75	51
	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	250	178
	Baxalta Inc.	5.250%	6/23/2045	73	70
	Baxter International Inc.	2.272%	12/1/2028	250	236
	Baxter International Inc.	4.450%	2/15/2029	29	29
	Baxter International Inc.	4.900%	12/15/2030	39	39
	Baxter International Inc.	2.539%	2/1/2032	500	436
	Baxter International Inc.	5.650%	12/15/2035	82	83
	Baxter International Inc.	3.132%	12/1/2051	200	125
	Baylor Scott & White Holdings	1.777%	11/15/2030	100	90
	Baylor Scott & White Holdings	4.185%	11/15/2045	100	84
	Baylor Scott & White Holdings	2.839%	11/15/2050	350	221
	Becton Dickinson & Co.	3.700%	6/6/2027	375	374
	Becton Dickinson & Co.	4.693%	2/13/2028	250	253
	Becton Dickinson & Co.	4.874%	2/8/2029	35	36
	Becton Dickinson & Co.	5.081%	6/7/2029	200	205
	Becton Dickinson & Co.	2.823%	5/20/2030	125	118
	Becton Dickinson & Co.	1.957%	2/11/2031	375	333
	Becton Dickinson & Co.	5.110%	2/8/2034	100	102
	Becton Dickinson & Co.	4.685%	12/15/2044	172	152
	Becton Dickinson & Co.	4.669%	6/6/2047	300	261
	Biogen Inc.	2.250%	5/1/2030	400	367
	Biogen Inc.	5.750%	5/15/2035	125	132
	Biogen Inc.	3.150%	5/1/2050	300	194
	Biogen Inc.	3.250%	2/15/2051	150	99
	Biogen Inc.	6.450%	5/15/2055	100	105
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	250	236
	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	25	25
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	100	98
	Boston Scientific Corp.	2.650%	6/1/2030	150	141
	Boston Scientific Corp.	4.550%	3/1/2039	131	125
	Boston Scientific Corp.	7.375%	1/15/2040	50	62
	Boston Scientific Corp.	4.700%	3/1/2049	133	119
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	500	477
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	210	209
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	200	177
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	225	235
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	300	278
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	87	95

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	450	468
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	100	77
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	175	157
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	250	211
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	233	201
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	700	571
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	500	296
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	720	529
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	475	466
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	200	145
	Cardinal Health Inc.	5.125%	2/15/2029	125	129
	Cardinal Health Inc.	5.000%	11/15/2029	150	154
	Cardinal Health Inc.	4.500%	9/15/2030	100	101
	Cardinal Health Inc.	5.450%	2/15/2034	100	104
	Cardinal Health Inc.	5.350%	11/15/2034	200	206
	Cardinal Health Inc.	5.150%	9/15/2035	100	102
	Cardinal Health Inc.	4.600%	3/15/2043	75	66
	Cardinal Health Inc.	4.500%	11/15/2044	50	43
	Cardinal Health Inc.	4.368%	6/15/2047	125	104
	Cardinal Health Inc.	5.750%	11/15/2054	100	100
	Cencora Inc.	3.450%	12/15/2027	275	273
	Cencora Inc.	4.625%	12/15/2027	100	101
	Cencora Inc.	4.850%	12/15/2029	100	102
	Cencora Inc.	2.700%	3/15/2031	250	230
	Cencora Inc.	5.125%	2/15/2034	100	103
	Cencora Inc.	5.150%	2/15/2035	125	128
	Cencora Inc.	4.300%	12/15/2047	175	147
	Centene Corp.	2.450%	7/15/2028	467	437
	Centene Corp.	4.625%	12/15/2029	736	714
	Centene Corp.	3.375%	2/15/2030	110	101
	Centene Corp.	3.000%	10/15/2030	407	364
	Centene Corp.	2.500%	3/1/2031	395	341
	Centene Corp.	2.625%	8/1/2031	254	218
	Children's Health System of Texas	2.511%	8/15/2050	300	176
	Children's Hospital Corp.	4.115%	1/1/2047	75	63
	Children's Hospital Corp.	2.585%	2/1/2050	50	30
	Children's Hospital Medical Center	4.268%	5/15/2044	50	44
	CHRISTUS Health	4.341%	7/1/2028	200	201
	Cigna Group	3.400%	3/1/2027	275	273
	Cigna Group	7.875%	5/15/2027	41	43
	Cigna Group	4.375%	10/15/2028	610	615
	Cigna Group	5.000%	5/15/2029	200	205
	Cigna Group	2.400%	3/15/2030	231	214
	Cigna Group	4.500%	9/15/2030	115	116
	Cigna Group	2.375%	3/15/2031	250	226
	Cigna Group	5.125%	5/15/2031	150	155
	Cigna Group	4.875%	9/15/2032	336	340
	Cigna Group	5.250%	2/15/2034	200	206
	Cigna Group	5.250%	1/15/2036	500	509
	Cigna Group	4.800%	8/15/2038	415	398
	Cigna Group	3.200%	3/15/2040	150	118
	Cigna Group	6.125%	11/15/2041	92	97
	Cigna Group	4.800%	7/15/2046	400	355
	Cigna Group	3.875%	10/15/2047	170	131
	Cigna Group	4.900%	12/15/2048	545	485
	Cigna Group	3.400%	3/15/2050	375	262
	Cigna Group	5.600%	2/15/2054	225	218
	Cigna Group	6.000%	1/15/2056	99	102
	City of Hope	5.623%	11/15/2043	75	74
	City of Hope	4.378%	8/15/2048	100	82
	Cleveland Clinic Foundation	4.858%	1/1/2114	100	85
	CommonSpirit Health	4.352%	9/1/2030	103	103
	CommonSpirit Health	2.782%	10/1/2030	500	465
	CommonSpirit Health	5.205%	12/1/2031	150	155
	CommonSpirit Health	5.318%	12/1/2034	125	127
	CommonSpirit Health	4.825%	9/1/2035	88	87
	CommonSpirit Health	4.975%	9/1/2035	105	104
[2]	CommonSpirit Health	4.350%	11/1/2042	225	196
	CommonSpirit Health	5.580%	9/1/2045	78	76
[6]	CommonSpirit Health	3.817%	10/1/2049	50	37

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CommonSpirit Health	4.187%	10/1/2049	150	118
CommonSpirit Health	5.548%	12/1/2054	100	95
CommonSpirit Health	5.662%	9/1/2055	125	121
Community Health Network Inc.	3.099%	5/1/2050	140	89
Cottage Health Obligated Group	3.304%	11/1/2049	100	70
CVS Health Corp.	1.300%	8/21/2027	600	574
CVS Health Corp.	4.300%	3/25/2028	677	680
CVS Health Corp.	5.000%	1/30/2029	470	480
CVS Health Corp.	5.400%	6/1/2029	350	362
CVS Health Corp.	3.250%	8/15/2029	360	348
CVS Health Corp.	5.125%	2/21/2030	250	257
CVS Health Corp.	1.750%	8/21/2030	350	311
CVS Health Corp.	5.250%	1/30/2031	100	103
CVS Health Corp.	1.875%	2/28/2031	350	307
CVS Health Corp.	5.550%	6/1/2031	175	183
CVS Health Corp.	5.000%	9/15/2032	72	73
CVS Health Corp.	5.250%	2/21/2033	250	257
CVS Health Corp.	5.300%	6/1/2033	225	232
CVS Health Corp.	5.700%	6/1/2034	225	236
CVS Health Corp.	4.875%	7/20/2035	125	123
CVS Health Corp.	5.450%	9/15/2035	122	125
CVS Health Corp.	4.780%	3/25/2038	1,025	967
CVS Health Corp.	6.125%	9/15/2039	75	78
CVS Health Corp.	4.125%	4/1/2040	85	73
CVS Health Corp.	5.300%	12/5/2043	75	70
CVS Health Corp.	5.125%	7/20/2045	700	632
CVS Health Corp.	5.050%	3/25/2048	1,535	1,353
CVS Health Corp.	5.625%	2/21/2053	220	206
CVS Health Corp.	5.875%	6/1/2053	293	284
CVS Health Corp.	6.200%	9/15/2055	325	330
CVS Health Corp.	6.000%	6/1/2063	135	130
CVS Health Corp.	6.250%	9/15/2065	125	125
Danaher Corp.	4.375%	9/15/2045	75	65
Danaher Corp.	2.600%	10/1/2050	500	305
Dartmouth-Hitchcock Health	4.178%	8/1/2048	100	78
DENTSPLY SIRONA Inc.	3.250%	6/1/2030	150	139
DH Europe Finance II Sarl	2.600%	11/15/2029	150	142
DH Europe Finance II Sarl	3.250%	11/15/2039	175	143
Dignity Health	4.500%	11/1/2042	100	87
Dignity Health	5.267%	11/1/2064	50	45
Duke University Health System Inc.	3.920%	6/1/2047	100	80
Edwards Lifesciences Corp.	4.300%	6/15/2028	100	101
Elevance Health Inc.	3.650%	12/1/2027	500	498
Elevance Health Inc.	4.000%	9/15/2028	231	231
Elevance Health Inc.	5.150%	6/15/2029	115	119
Elevance Health Inc.	4.750%	2/15/2030	70	71
Elevance Health Inc.	2.250%	5/15/2030	530	486
Elevance Health Inc.	2.550%	3/15/2031	650	593
Elevance Health Inc.	4.950%	11/1/2031	55	56
Elevance Health Inc.	4.600%	9/15/2032	250	249
Elevance Health Inc.	5.500%	10/15/2032	250	263
Elevance Health Inc.	4.750%	2/15/2033	200	201
Elevance Health Inc.	5.375%	6/15/2034	175	181
Elevance Health Inc.	5.950%	12/15/2034	1	1
Elevance Health Inc.	5.200%	2/15/2035	465	475
Elevance Health Inc.	5.000%	1/15/2036	304	302
Elevance Health Inc.	5.850%	1/15/2036	75	80
Elevance Health Inc.	6.375%	6/15/2037	50	54
Elevance Health Inc.	4.650%	1/15/2043	775	694
Elevance Health Inc.	4.375%	12/1/2047	261	217
Elevance Health Inc.	3.125%	5/15/2050	200	131
Elevance Health Inc.	4.550%	5/15/2052	200	165
Elevance Health Inc.	5.125%	2/15/2053	200	180
Elevance Health Inc.	5.650%	6/15/2054	175	170
Elevance Health Inc.	4.850%	8/15/2054	30	25
Elevance Health Inc.	5.700%	2/15/2055	395	385
Elevance Health Inc.	5.700%	9/15/2055	100	98
Elevance Health Inc.	5.850%	11/1/2064	140	137
Eli Lilly & Co.	4.500%	2/9/2027	500	504
Eli Lilly & Co.	4.150%	8/14/2027	75	76

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	4.550%	2/12/2028	200	203
	Eli Lilly & Co.	4.000%	10/15/2028	118	119
	Eli Lilly & Co.	4.500%	2/9/2029	200	204
	Eli Lilly & Co.	3.375%	3/15/2029	92	91
	Eli Lilly & Co.	4.200%	8/14/2029	177	179
	Eli Lilly & Co.	4.750%	2/12/2030	200	206
	Eli Lilly & Co.	4.250%	3/15/2031	102	103
	Eli Lilly & Co.	4.900%	2/12/2032	200	207
	Eli Lilly & Co.	4.550%	10/15/2032	196	199
	Eli Lilly & Co.	4.700%	2/9/2034	275	279
	Eli Lilly & Co.	4.600%	8/14/2034	225	226
	Eli Lilly & Co.	4.900%	10/15/2035	181	184
	Eli Lilly & Co.	2.250%	5/15/2050	450	259
	Eli Lilly & Co.	4.875%	2/27/2053	50	46
	Eli Lilly & Co.	5.000%	2/9/2054	400	372
	Eli Lilly & Co.	5.050%	8/14/2054	75	70
	Eli Lilly & Co.	5.500%	2/12/2055	400	400
	Eli Lilly & Co.	5.550%	10/15/2055	114	115
	Eli Lilly & Co.	2.500%	9/15/2060	500	272
	Eli Lilly & Co.	4.950%	2/27/2063	250	225
	Eli Lilly & Co.	5.100%	2/9/2064	450	414
	Eli Lilly & Co.	5.200%	8/14/2064	75	71
	Eli Lilly & Co.	5.600%	2/12/2065	250	250
	Eli Lilly & Co.	5.650%	10/15/2065	103	104
	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	75	57
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	200	206
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	98	98
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	300	307
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	125	127
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	250	269
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	150	156
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	78	78
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	150	163
	Gilead Sciences Inc.	2.950%	3/1/2027	525	520
	Gilead Sciences Inc.	4.800%	11/15/2029	125	128
	Gilead Sciences Inc.	5.250%	10/15/2033	100	105
	Gilead Sciences Inc.	5.100%	6/15/2035	175	179
	Gilead Sciences Inc.	4.600%	9/1/2035	575	569
	Gilead Sciences Inc.	4.000%	9/1/2036	150	140
	Gilead Sciences Inc.	5.650%	12/1/2041	175	182
	Gilead Sciences Inc.	4.800%	4/1/2044	400	369
	Gilead Sciences Inc.	4.750%	3/1/2046	455	412
	Gilead Sciences Inc.	2.800%	10/1/2050	525	332
	Gilead Sciences Inc.	5.550%	10/15/2053	100	99
	Gilead Sciences Inc.	5.500%	11/15/2054	225	222
	Gilead Sciences Inc.	5.600%	11/15/2064	200	198
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	375	375
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	147	149
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	85	90
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	424	428
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	550	617
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	100	87
	GlaxoSmithKline Capital plc	4.315%	3/12/2027	131	132
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	175	172
	Hackensack Meridian Health Inc.	2.675%	9/1/2041	250	181
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	75	62
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	50	42
[2]	Hartford HealthCare Corp.	3.447%	7/1/2054	75	53
	HCA Inc.	4.500%	2/15/2027	125	125
	HCA Inc.	5.000%	3/1/2028	125	127
	HCA Inc.	5.200%	6/1/2028	177	181
	HCA Inc.	5.625%	9/1/2028	275	283
	HCA Inc.	4.125%	6/15/2029	330	329
	HCA Inc.	3.500%	9/1/2030	650	625
	HCA Inc.	4.300%	11/15/2030	71	71
	HCA Inc.	5.450%	4/1/2031	325	339
	HCA Inc.	2.375%	7/15/2031	150	134
	HCA Inc.	5.500%	3/1/2032	150	156
	HCA Inc.	3.625%	3/15/2032	250	236
	HCA Inc.	4.600%	11/15/2032	92	91

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
HCA Inc.	5.500%	6/1/2033	221	230
HCA Inc.	5.600%	4/1/2034	225	235
HCA Inc.	5.450%	9/15/2034	225	232
HCA Inc.	5.750%	3/1/2035	250	262
HCA Inc.	4.900%	11/15/2035	138	136
HCA Inc.	5.125%	6/15/2039	200	193
HCA Inc.	4.375%	3/15/2042	250	213
HCA Inc.	5.500%	6/15/2047	325	307
HCA Inc.	5.250%	6/15/2049	450	407
HCA Inc.	3.500%	7/15/2051	200	136
HCA Inc.	4.625%	3/15/2052	500	407
HCA Inc.	5.900%	6/1/2053	177	173
HCA Inc.	6.000%	4/1/2054	288	286
HCA Inc.	5.950%	9/15/2054	312	308
HCA Inc.	6.200%	3/1/2055	225	229
HCA Inc.	5.700%	11/15/2055	100	95
HCA Inc.	6.100%	4/1/2064	150	149
Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	100	76
Humana Inc.	1.350%	2/3/2027	200	194
Humana Inc.	3.950%	3/15/2027	150	150
Humana Inc.	5.750%	12/1/2028	100	104
Humana Inc.	3.700%	3/23/2029	100	98
Humana Inc.	4.875%	4/1/2030	135	137
Humana Inc.	5.375%	4/15/2031	270	279
Humana Inc.	2.150%	2/3/2032	200	173
Humana Inc.	5.950%	3/15/2034	200	210
Humana Inc.	5.550%	5/1/2035	200	204
Humana Inc.	4.625%	12/1/2042	110	95
Humana Inc.	4.950%	10/1/2044	270	238
Humana Inc.	3.950%	8/15/2049	40	30
Humana Inc.	5.500%	3/15/2053	200	182
Humana Inc.	5.750%	4/15/2054	125	118
Illumina Inc.	4.750%	12/12/2030	150	151
Illumina Inc.	2.550%	3/23/2031	150	136
Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	75	60
Iowa Health System	3.665%	2/15/2050	125	93
Johns Hopkins Health System Corp.	3.837%	5/15/2046	125	100
Johnson & Johnson	4.500%	3/1/2027	118	119
Johnson & Johnson	2.950%	3/3/2027	200	199
Johnson & Johnson	0.950%	9/1/2027	300	287
Johnson & Johnson	2.900%	1/15/2028	275	271
Johnson & Johnson	4.700%	3/1/2030	172	177
Johnson & Johnson	1.300%	9/1/2030	375	334
Johnson & Johnson	4.900%	6/1/2031	138	144
Johnson & Johnson	4.850%	3/1/2032	245	254
Johnson & Johnson	4.950%	5/15/2033	150	158
Johnson & Johnson	5.000%	3/1/2035	364	379
Johnson & Johnson	3.550%	3/1/2036	175	161
Johnson & Johnson	3.625%	3/3/2037	300	273
Johnson & Johnson	5.950%	8/15/2037	200	222
Johnson & Johnson	3.400%	1/15/2038	150	132
Johnson & Johnson	2.100%	9/1/2040	250	177
Johnson & Johnson	4.500%	9/1/2040	150	145
Johnson & Johnson	4.850%	5/15/2041	75	74
Johnson & Johnson	4.500%	12/5/2043	200	185
Johnson & Johnson	3.700%	3/1/2046	400	324
Johnson & Johnson	3.750%	3/3/2047	250	201
Johnson & Johnson	2.250%	9/1/2050	400	236
Kaiser Foundation Hospitals	3.150%	5/1/2027	100	99
Kaiser Foundation Hospitals	2.810%	6/1/2041	250	186
Kaiser Foundation Hospitals	4.875%	4/1/2042	235	222
Kaiser Foundation Hospitals	4.150%	5/1/2047	150	125
Kaiser Foundation Hospitals	3.266%	11/1/2049	175	122
Kaiser Foundation Hospitals	3.002%	6/1/2051	250	163
Koninklijke Philips NV	6.875%	3/11/2038	100	112
Koninklijke Philips NV	5.000%	3/15/2042	150	138
Laboratory Corp. of America Holdings	3.600%	9/1/2027	100	100
Laboratory Corp. of America Holdings	2.950%	12/1/2029	125	119
Laboratory Corp. of America Holdings	4.350%	4/1/2030	100	100
Laboratory Corp. of America Holdings	2.700%	6/1/2031	50	46

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	150	150
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	150	149
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	195	173
	Mass General Brigham Inc.	3.342%	7/1/2060	250	164
	Mayo Clinic	3.774%	11/15/2043	75	61
	Mayo Clinic	4.128%	11/15/2052	50	40
	Mayo Clinic	3.196%	11/15/2061	150	96
	McKesson Corp.	4.900%	7/15/2028	24	25
	McKesson Corp.	4.250%	9/15/2029	100	101
	McKesson Corp.	4.650%	5/30/2030	300	305
	McKesson Corp.	4.950%	5/30/2032	350	359
	McKesson Corp.	5.250%	5/30/2035	400	413
	McLaren Health Care Corp.	4.386%	5/15/2048	50	42
[2]	MedStar Health Inc.	3.626%	8/15/2049	75	55
	Medtronic Inc.	4.375%	3/15/2035	511	502
	Medtronic Inc.	4.625%	3/15/2045	244	223
	Memorial Health Services	3.447%	11/1/2049	100	71
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	100	65
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	150	120
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	100	81
	Merck & Co. Inc.	1.700%	6/10/2027	400	390
	Merck & Co. Inc.	3.850%	9/15/2027	300	301
	Merck & Co. Inc.	1.900%	12/10/2028	400	379
	Merck & Co. Inc.	3.400%	3/7/2029	475	468
	Merck & Co. Inc.	3.850%	3/15/2029	161	161
	Merck & Co. Inc.	4.300%	5/17/2030	133	134
	Merck & Co. Inc.	1.450%	6/24/2030	210	188
	Merck & Co. Inc.	4.150%	9/15/2030	400	401
	Merck & Co. Inc.	4.150%	3/15/2031	211	210
	Merck & Co. Inc.	2.150%	12/10/2031	450	401
	Merck & Co. Inc.	4.550%	9/15/2032	340	344
	Merck & Co. Inc.	4.450%	12/4/2032	138	138
	Merck & Co. Inc.	4.500%	5/17/2033	175	177
	Merck & Co. Inc.	6.500%	12/1/2033	125	141
	Merck & Co. Inc.	4.950%	9/15/2035	275	279
	Merck & Co. Inc.	4.750%	12/4/2035	108	108
	Merck & Co. Inc.	3.900%	3/7/2039	200	179
	Merck & Co. Inc.	3.600%	9/15/2042	100	81
	Merck & Co. Inc.	4.150%	5/18/2043	200	172
	Merck & Co. Inc.	4.900%	5/17/2044	133	125
	Merck & Co. Inc.	3.700%	2/10/2045	525	417
	Merck & Co. Inc.	5.500%	3/15/2046	143	143
	Merck & Co. Inc.	4.000%	3/7/2049	300	240
	Merck & Co. Inc.	2.750%	12/10/2051	300	186
	Merck & Co. Inc.	5.000%	5/17/2053	265	243
	Merck & Co. Inc.	5.700%	9/15/2055	200	202
	Merck & Co. Inc.	5.550%	12/4/2055	174	172
	Merck & Co. Inc.	2.900%	12/10/2061	125	73
	Merck & Co. Inc.	5.150%	5/17/2063	177	162
	Merck & Co. Inc.	5.700%	12/4/2065	203	201
	Methodist Hospital	2.705%	12/1/2050	300	185
[2]	Montefiore Obligated Group	5.246%	11/1/2048	150	124
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	75	56
	Mylan Inc.	5.400%	11/29/2043	100	86
	New York & Presbyterian Hospital	4.024%	8/1/2045	130	107
	New York & Presbyterian Hospital	4.063%	8/1/2056	75	58
	New York & Presbyterian Hospital	2.606%	8/1/2060	100	55
	New York & Presbyterian Hospital	3.954%	8/1/2119	125	86
	Northwell Healthcare Inc.	3.979%	11/1/2046	100	78
	Northwell Healthcare Inc.	4.260%	11/1/2047	200	164
	Northwell Healthcare Inc.	3.809%	11/1/2049	100	74
	Novant Health Inc.	2.637%	11/1/2036	250	199
	Novant Health Inc.	3.318%	11/1/2061	100	64
	Novartis Capital Corp.	2.000%	2/14/2027	200	196
	Novartis Capital Corp.	3.100%	5/17/2027	175	174
	Novartis Capital Corp.	3.900%	11/5/2028	152	152
	Novartis Capital Corp.	3.800%	9/18/2029	150	149
	Novartis Capital Corp.	2.200%	8/14/2030	410	379
	Novartis Capital Corp.	4.100%	11/5/2030	350	350
	Novartis Capital Corp.	4.000%	9/18/2031	100	99

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	4.300%	11/5/2032	300	299
	Novartis Capital Corp.	4.200%	9/18/2034	150	147
	Novartis Capital Corp.	4.600%	11/5/2035	225	223
	Novartis Capital Corp.	3.700%	9/21/2042	100	83
	Novartis Capital Corp.	4.400%	5/6/2044	375	334
	Novartis Capital Corp.	5.200%	11/5/2045	200	195
	Novartis Capital Corp.	4.000%	11/20/2045	225	188
	Novartis Capital Corp.	2.750%	8/14/2050	75	48
	Novartis Capital Corp.	4.700%	9/18/2054	225	200
	Novartis Capital Corp.	5.300%	11/5/2055	300	290
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/2050	10	6
	NYU Langone Hospitals	4.784%	7/1/2044	100	91
[2]	NYU Langone Hospitals	4.368%	7/1/2047	110	96
	NYU Langone Hospitals	3.380%	7/1/2055	200	137
	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	50	43
[2]	OhioHealth Corp.	3.042%	11/15/2050	100	69
	Orlando Health Obligated Group	5.475%	10/1/2035	75	78
	Orlando Health Obligated Group	4.089%	10/1/2048	50	40
	PeaceHealth Obligated Group	4.335%	11/15/2028	40	40
	PeaceHealth Obligated Group	4.855%	11/15/2032	38	38
	PeaceHealth Obligated Group	4.787%	11/15/2048	75	65
	PeaceHealth Obligated Group	3.218%	11/15/2050	200	131
	Pfizer Inc.	3.875%	11/15/2027	50	50
	Pfizer Inc.	3.600%	9/15/2028	100	100
	Pfizer Inc.	3.450%	3/15/2029	375	371
	Pfizer Inc.	2.625%	4/1/2030	300	283
	Pfizer Inc.	1.700%	5/28/2030	225	204
	Pfizer Inc.	4.200%	11/15/2030	179	180
	Pfizer Inc.	1.750%	8/18/2031	200	177
	Pfizer Inc.	4.500%	11/15/2032	225	225
	Pfizer Inc.	4.875%	11/15/2035	237	238
	Pfizer Inc.	4.100%	9/15/2038	150	137
	Pfizer Inc.	3.900%	3/15/2039	125	110
	Pfizer Inc.	7.200%	3/15/2039	425	507
	Pfizer Inc.	2.550%	5/28/2040	200	147
	Pfizer Inc.	4.300%	6/15/2043	125	109
	Pfizer Inc.	4.400%	5/15/2044	200	178
	Pfizer Inc.	4.125%	12/15/2046	250	206
	Pfizer Inc.	4.200%	9/15/2048	150	124
	Pfizer Inc.	4.000%	3/15/2049	175	140
	Pfizer Inc.	2.700%	5/28/2050	450	281
	Pfizer Inc.	5.600%	11/15/2055	100	99
	Pfizer Inc.	5.700%	11/15/2065	100	98
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/2028	707	716
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/2030	527	538
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/2033	684	692
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	525	505
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/2053	1,061	1,004
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/2063	607	563
	Pharmacia LLC	6.600%	12/1/2028	175	188
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	150	141
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	200	207
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	200	206
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	75	57
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	75	58
	Quest Diagnostics Inc.	4.600%	12/15/2027	100	101
	Quest Diagnostics Inc.	4.200%	6/30/2029	140	140
	Quest Diagnostics Inc.	4.625%	12/15/2029	125	127
	Quest Diagnostics Inc.	2.950%	6/30/2030	160	151
	Quest Diagnostics Inc.	2.800%	6/30/2031	125	115
	Quest Diagnostics Inc.	5.000%	12/15/2034	150	152
	Quest Diagnostics Inc.	5.750%	1/30/2040	13	13
	Quest Diagnostics Inc.	4.700%	3/30/2045	25	22
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	500	446
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	50	31
	Revvity Inc.	1.900%	9/15/2028	250	235
	Revvity Inc.	3.625%	3/15/2051	150	107
	Royalty Pharma plc	5.150%	9/2/2029	100	103
	Royalty Pharma plc	2.200%	9/2/2030	300	272
	Royalty Pharma plc	4.450%	3/25/2031	300	299

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Royalty Pharma plc	3.550%	9/2/2050	350	241
Royalty Pharma plc	3.350%	9/2/2051	250	165
Rush System for Health Obligated Group	3.922%	11/15/2029	75	74
Sanofi SA	3.750%	11/3/2027	222	222
Sanofi SA	3.625%	6/19/2028	225	225
Sanofi SA	3.800%	11/3/2028	221	221
Sanofi SA	4.200%	11/3/2032	225	225
Seattle Children's Hospital	2.719%	10/1/2050	200	123
Smith & Nephew plc	5.150%	3/20/2027	100	101
Smith & Nephew plc	2.032%	10/14/2030	300	270
Solventum Corp.	5.450%	2/25/2027	31	31
Solventum Corp.	5.400%	3/1/2029	59	61
Solventum Corp.	5.450%	3/13/2031	175	183
Solventum Corp.	5.600%	3/23/2034	365	380
Solventum Corp.	5.900%	4/30/2054	220	221
SSM Health Care Corp.	3.823%	6/1/2027	100	100
SSM Health Care Corp.	4.894%	6/1/2028	200	203
Stanford Health Care	3.795%	11/15/2048	75	58
Stryker Corp.	4.550%	2/10/2027	200	201
Stryker Corp.	4.700%	2/10/2028	200	203
Stryker Corp.	3.650%	3/7/2028	50	50
Stryker Corp.	4.250%	9/11/2029	150	151
Stryker Corp.	4.850%	2/10/2030	175	180
Stryker Corp.	4.625%	9/11/2034	100	99
Stryker Corp.	5.200%	2/10/2035	179	184
Stryker Corp.	4.100%	4/1/2043	75	64
Stryker Corp.	4.375%	5/15/2044	50	43
Stryker Corp.	4.625%	3/15/2046	200	179
Sutter Health	3.695%	8/15/2028	75	74
Sutter Health	5.164%	8/15/2033	75	77
Sutter Health	5.537%	8/15/2035	150	157
Sutter Health	4.091%	8/15/2048	75	61
Sutter Health	3.361%	8/15/2050	125	88
Sutter Health	5.547%	8/15/2053	75	74
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	605	619
Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	200	206
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	350	268
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	250	251
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	485	323
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2054	200	196
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	128
Takeda US Financing Inc.	5.200%	7/7/2035	275	280
Texas Health Resources	2.328%	11/15/2050	300	172
Thermo Fisher Scientific Inc.	5.000%	12/5/2026	200	202
Thermo Fisher Scientific Inc.	2.600%	10/1/2029	200	190
Thermo Fisher Scientific Inc.	4.977%	8/10/2030	150	155
Thermo Fisher Scientific Inc.	4.200%	3/1/2031	100	100
Thermo Fisher Scientific Inc.	2.000%	10/15/2031	1,000	892
Thermo Fisher Scientific Inc.	4.473%	10/7/2032	125	125
Thermo Fisher Scientific Inc.	5.086%	8/10/2033	200	207
Thermo Fisher Scientific Inc.	4.794%	10/7/2035	150	150
Thermo Fisher Scientific Inc.	4.894%	10/7/2037	75	75
Thermo Fisher Scientific Inc.	2.800%	10/15/2041	250	185
Thermo Fisher Scientific Inc.	5.300%	2/1/2044	185	182
Trinity Health Corp.	4.125%	12/1/2045	85	71
UnitedHealth Group Inc.	3.375%	4/15/2027	350	348
UnitedHealth Group Inc.	3.700%	5/15/2027	120	120
UnitedHealth Group Inc.	2.950%	10/15/2027	150	148
UnitedHealth Group Inc.	5.250%	2/15/2028	375	385
UnitedHealth Group Inc.	4.400%	6/15/2028	50	51
UnitedHealth Group Inc.	3.875%	12/15/2028	150	150
UnitedHealth Group Inc.	2.875%	8/15/2029	150	144
UnitedHealth Group Inc.	4.800%	1/15/2030	195	200
UnitedHealth Group Inc.	2.000%	5/15/2030	955	871
UnitedHealth Group Inc.	4.650%	1/15/2031	125	128
UnitedHealth Group Inc.	4.900%	4/15/2031	200	205
UnitedHealth Group Inc.	2.300%	5/15/2031	650	586
UnitedHealth Group Inc.	4.950%	1/15/2032	155	159
UnitedHealth Group Inc.	4.200%	5/15/2032	250	247
UnitedHealth Group Inc.	5.350%	2/15/2033	375	391

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.500%	4/15/2033	200	198
	UnitedHealth Group Inc.	5.000%	4/15/2034	450	457
	UnitedHealth Group Inc.	5.150%	7/15/2034	395	405
	UnitedHealth Group Inc.	5.300%	6/15/2035	194	201
	UnitedHealth Group Inc.	4.625%	7/15/2035	175	173
	UnitedHealth Group Inc.	6.500%	6/15/2037	50	56
	UnitedHealth Group Inc.	6.625%	11/15/2037	125	141
	UnitedHealth Group Inc.	6.875%	2/15/2038	245	283
	UnitedHealth Group Inc.	3.500%	8/15/2039	140	117
	UnitedHealth Group Inc.	2.750%	5/15/2040	200	150
	UnitedHealth Group Inc.	5.950%	2/15/2041	60	63
	UnitedHealth Group Inc.	3.050%	5/15/2041	300	227
	UnitedHealth Group Inc.	4.625%	11/15/2041	110	101
	UnitedHealth Group Inc.	4.375%	3/15/2042	50	44
	UnitedHealth Group Inc.	3.950%	10/15/2042	175	145
	UnitedHealth Group Inc.	4.250%	3/15/2043	125	107
	UnitedHealth Group Inc.	5.500%	7/15/2044	195	193
	UnitedHealth Group Inc.	4.750%	7/15/2045	305	274
	UnitedHealth Group Inc.	4.200%	1/15/2047	210	172
	UnitedHealth Group Inc.	4.250%	4/15/2047	290	239
	UnitedHealth Group Inc.	4.250%	6/15/2048	300	245
	UnitedHealth Group Inc.	4.450%	12/15/2048	150	126
	UnitedHealth Group Inc.	3.700%	8/15/2049	310	230
	UnitedHealth Group Inc.	3.250%	5/15/2051	432	292
	UnitedHealth Group Inc.	4.750%	5/15/2052	200	173
	UnitedHealth Group Inc.	5.875%	2/15/2053	400	403
	UnitedHealth Group Inc.	5.050%	4/15/2053	269	243
	UnitedHealth Group Inc.	5.375%	4/15/2054	325	307
	UnitedHealth Group Inc.	5.625%	7/15/2054	475	466
	UnitedHealth Group Inc.	5.950%	6/15/2055	300	308
	UnitedHealth Group Inc.	3.875%	8/15/2059	420	301
	UnitedHealth Group Inc.	3.125%	5/15/2060	250	151
	UnitedHealth Group Inc.	6.050%	2/15/2063	200	204
	UnitedHealth Group Inc.	5.200%	4/15/2063	300	268
	UnitedHealth Group Inc.	5.500%	4/15/2064	200	188
	UnitedHealth Group Inc.	5.750%	7/15/2064	320	312
	Universal Health Services Inc.	4.625%	10/15/2029	100	100
	Universal Health Services Inc.	2.650%	10/15/2030	300	273
	Universal Health Services Inc.	5.050%	10/15/2034	75	74
	UPMC	5.035%	5/15/2033	150	153
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	225	185
	Viatris Inc.	2.300%	6/22/2027	175	170
	Viatris Inc.	3.850%	6/22/2040	219	168
	Viatris Inc.	4.000%	6/22/2050	275	183
	WakeMed	3.286%	10/1/2052	200	137
[2]	Willis-Knighton Medical Center	4.813%	9/1/2048	50	44
	Wyeth LLC	6.500%	2/1/2034	150	168
	Wyeth LLC	6.000%	2/15/2036	85	92
	Wyeth LLC	5.950%	4/1/2037	385	414
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	100	103
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	350	316
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	22	22
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	125	130
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	50	52
	Zoetis Inc.	3.000%	9/12/2027	150	148
	Zoetis Inc.	4.150%	8/17/2028	196	197
	Zoetis Inc.	3.900%	8/20/2028	100	100
	Zoetis Inc.	2.000%	5/15/2030	150	137
	Zoetis Inc.	5.600%	11/16/2032	250	266
	Zoetis Inc.	5.000%	8/17/2035	143	145
	Zoetis Inc.	4.700%	2/1/2043	175	160
	Zoetis Inc.	3.950%	9/12/2047	150	120
	Zoetis Inc.	4.450%	8/20/2048	75	64
					145,064
Industrials (1.8%)
	3M Co.	2.875%	10/15/2027	125	123
	3M Co.	3.375%	3/1/2029	150	147
	3M Co.	2.375%	8/26/2029	360	339
	3M Co.	4.800%	3/15/2030	365	373

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	3M Co.	3.125%	9/19/2046	75	52
	3M Co.	3.625%	10/15/2047	100	74
	3M Co.	4.000%	9/14/2048	150	118
	3M Co.	3.250%	8/26/2049	320	220
	3M Co.	3.700%	4/15/2050	125	92
	AGCO Corp.	5.450%	3/21/2027	70	71
	AGCO Corp.	5.800%	3/21/2034	125	131
	Allegion plc	3.500%	10/1/2029	75	73
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	175	173
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	130	136
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/2036	298	272
[2]	American Airlines Class A Series 2025-1 Pass Through Trust	4.900%	11/11/2039	149	148
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/2029	30	30
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/2029	86	85
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/2030	86	83
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/2030	30	29
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/2033	35	33
	Amphenol Corp.	5.050%	4/5/2027	50	51
	Amphenol Corp.	3.800%	11/15/2027	150	150
	Amphenol Corp.	4.375%	6/12/2028	150	151
	Amphenol Corp.	3.900%	11/15/2028	125	125
	Amphenol Corp.	4.350%	6/1/2029	100	101
	Amphenol Corp.	2.800%	2/15/2030	275	261
	Amphenol Corp.	4.125%	11/15/2030	197	196
	Amphenol Corp.	2.200%	9/15/2031	100	89
	Amphenol Corp.	4.400%	2/15/2033	202	200
	Amphenol Corp.	5.250%	4/5/2034	200	208
	Amphenol Corp.	5.000%	1/15/2035	150	153
	Amphenol Corp.	4.625%	2/15/2036	475	466
	Amphenol Corp.	5.375%	11/15/2054	50	48
	Amphenol Corp.	5.300%	11/15/2055	150	143
	Automatic Data Processing Inc.	1.700%	5/15/2028	200	191
	Automatic Data Processing Inc.	1.250%	9/1/2030	260	230
	Automatic Data Processing Inc.	4.750%	5/8/2032	240	246
	Block Financial LLC	3.875%	8/15/2030	589	567
	Boeing Co.	2.700%	2/1/2027	195	192
	Boeing Co.	2.800%	3/1/2027	50	49
	Boeing Co.	5.040%	5/1/2027	360	364
	Boeing Co.	6.259%	5/1/2027	200	205
	Boeing Co.	3.250%	3/1/2028	100	98
	Boeing Co.	3.450%	11/1/2028	250	245
	Boeing Co.	3.200%	3/1/2029	200	194
	Boeing Co.	6.298%	5/1/2029	605	643
	Boeing Co.	2.950%	2/1/2030	190	180
	Boeing Co.	5.150%	5/1/2030	907	932
	Boeing Co.	6.388%	5/1/2031	200	217
	Boeing Co.	6.125%	2/15/2033	75	81
	Boeing Co.	3.600%	5/1/2034	150	136
	Boeing Co.	6.528%	5/1/2034	450	498
	Boeing Co.	3.250%	2/1/2035	190	166
	Boeing Co.	3.550%	3/1/2038	50	42
	Boeing Co.	3.500%	3/1/2039	75	61
	Boeing Co.	6.875%	3/15/2039	100	112
	Boeing Co.	5.875%	2/15/2040	75	77
	Boeing Co.	5.705%	5/1/2040	640	653
	Boeing Co.	3.375%	6/15/2046	75	53
	Boeing Co.	3.650%	3/1/2047	55	40
	Boeing Co.	3.625%	3/1/2048	75	53
	Boeing Co.	3.850%	11/1/2048	60	44
	Boeing Co.	3.900%	5/1/2049	100	74
	Boeing Co.	3.750%	2/1/2050	250	182
	Boeing Co.	5.805%	5/1/2050	1,665	1,638
	Boeing Co.	6.858%	5/1/2054	450	504
	Boeing Co.	3.950%	8/1/2059	75	53
	Boeing Co.	5.930%	5/1/2060	550	539
	Boeing Co.	7.008%	5/1/2064	275	311
	Burlington Northern Santa Fe LLC	3.250%	6/15/2027	225	224
	Burlington Northern Santa Fe LLC	6.200%	8/15/2036	125	140
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	125	123
	Burlington Northern Santa Fe LLC	5.400%	6/1/2041	250	253

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Burlington Northern Santa Fe LLC	4.400%	3/15/2042	250	223
Burlington Northern Santa Fe LLC	4.375%	9/1/2042	200	178
Burlington Northern Santa Fe LLC	4.450%	3/15/2043	175	156
Burlington Northern Santa Fe LLC	5.150%	9/1/2043	125	121
Burlington Northern Santa Fe LLC	4.900%	4/1/2044	100	94
Burlington Northern Santa Fe LLC	4.550%	9/1/2044	250	222
Burlington Northern Santa Fe LLC	4.700%	9/1/2045	75	68
Burlington Northern Santa Fe LLC	3.900%	8/1/2046	150	120
Burlington Northern Santa Fe LLC	4.125%	6/15/2047	125	103
Burlington Northern Santa Fe LLC	4.050%	6/15/2048	375	303
Burlington Northern Santa Fe LLC	4.150%	12/15/2048	200	164
Burlington Northern Santa Fe LLC	3.550%	2/15/2050	400	293
Burlington Northern Santa Fe LLC	3.050%	2/15/2051	200	132
Burlington Northern Santa Fe LLC	2.875%	6/15/2052	200	126
Burlington Northern Santa Fe LLC	4.450%	1/15/2053	175	148
Burlington Northern Santa Fe LLC	5.200%	4/15/2054	525	494
Burlington Northern Santa Fe LLC	5.500%	3/15/2055	484	475
Burlington Northern Santa Fe LLC	5.550%	3/15/2056	117	115
Burlington Northern Santa Fe LLC	5.800%	3/15/2056	350	357
Canadian National Railway Co.	4.200%	3/12/2031	250	249
Canadian National Railway Co.	6.250%	8/1/2034	75	83
Canadian National Railway Co.	4.750%	11/12/2035	195	195
Canadian National Railway Co.	6.200%	6/1/2036	75	83
Canadian National Railway Co.	6.375%	11/15/2037	100	112
Canadian National Railway Co.	3.200%	8/2/2046	100	72
Canadian National Railway Co.	2.450%	5/1/2050	105	62
Canadian Pacific Railway Co.	2.875%	11/15/2029	100	96
Canadian Pacific Railway Co.	2.050%	3/5/2030	200	184
Canadian Pacific Railway Co.	4.800%	3/30/2030	102	104
Canadian Pacific Railway Co.	7.125%	10/15/2031	100	113
Canadian Pacific Railway Co.	2.450%	12/2/2031	350	315
Canadian Pacific Railway Co.	5.200%	3/30/2035	97	100
Canadian Pacific Railway Co.	5.950%	5/15/2037	80	86
Canadian Pacific Railway Co.	3.000%	12/2/2041	178	133
Canadian Pacific Railway Co.	4.300%	5/15/2043	75	65
Canadian Pacific Railway Co.	4.950%	8/15/2045	125	116
Canadian Pacific Railway Co.	4.700%	5/1/2048	31	27
Canadian Pacific Railway Co.	3.500%	5/1/2050	100	72
Canadian Pacific Railway Co.	3.100%	12/2/2051	500	332
Canadian Pacific Railway Co.	6.125%	9/15/2115	120	120
Carrier Global Corp.	2.493%	2/15/2027	250	246
Carrier Global Corp.	2.722%	2/15/2030	355	334
Carrier Global Corp.	2.700%	2/15/2031	85	79
Carrier Global Corp.	5.900%	3/15/2034	395	424
Carrier Global Corp.	3.377%	4/5/2040	300	242
Carrier Global Corp.	3.577%	4/5/2050	126	93
Carrier Global Corp.	6.200%	3/15/2054	159	172
Caterpillar Financial Services Corp.	4.500%	1/7/2027	150	151
Caterpillar Financial Services Corp.	1.700%	1/8/2027	200	196
Caterpillar Financial Services Corp.	3.600%	8/12/2027	300	299
Caterpillar Financial Services Corp.	4.400%	10/15/2027	175	177
Caterpillar Financial Services Corp.	4.600%	11/15/2027	150	152
Caterpillar Financial Services Corp.	4.400%	3/3/2028	132	133
Caterpillar Financial Services Corp.	4.100%	8/15/2028	250	252
Caterpillar Financial Services Corp.	3.950%	11/14/2028	75	75
Caterpillar Financial Services Corp.	4.700%	11/15/2029	150	154
Caterpillar Financial Services Corp.	4.800%	1/8/2030	100	103
Caterpillar Inc.	2.600%	9/19/2029	200	191
Caterpillar Inc.	2.600%	4/9/2030	120	114
Caterpillar Inc.	5.200%	5/15/2035	100	104
Caterpillar Inc.	6.050%	8/15/2036	100	111
Caterpillar Inc.	3.803%	8/15/2042	243	204
Caterpillar Inc.	3.250%	9/19/2049	200	142
Caterpillar Inc.	3.250%	4/9/2050	200	142
Caterpillar Inc.	5.500%	5/15/2055	50	50
Caterpillar Inc.	4.750%	5/15/2064	100	88
Cintas Corp. No. 2	3.700%	4/1/2027	175	175
Cintas Corp. No. 2	4.200%	5/1/2028	150	151
Cintas Corp. No. 2	4.000%	5/1/2032	150	147
CNH Industrial Capital LLC	4.500%	10/8/2027	100	101

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNH Industrial Capital LLC	5.100%	4/20/2029	265	271
	CNH Industrial Capital LLC	4.500%	10/16/2030	200	200
	CNH Industrial NV	3.850%	11/15/2027	100	100
	CSX Corp.	3.250%	6/1/2027	150	149
	CSX Corp.	3.800%	3/1/2028	350	350
	CSX Corp.	4.250%	3/15/2029	200	202
	CSX Corp.	2.400%	2/15/2030	172	161
	CSX Corp.	4.100%	11/15/2032	187	183
	CSX Corp.	5.200%	11/15/2033	100	104
	CSX Corp.	5.050%	6/15/2035	510	519
	CSX Corp.	6.220%	4/30/2040	152	167
	CSX Corp.	5.500%	4/15/2041	225	230
	CSX Corp.	4.750%	5/30/2042	210	194
	CSX Corp.	4.100%	3/15/2044	150	126
	CSX Corp.	3.800%	11/1/2046	140	110
	CSX Corp.	4.300%	3/1/2048	250	209
	CSX Corp.	4.750%	11/15/2048	70	62
	CSX Corp.	4.500%	3/15/2049	125	106
	CSX Corp.	3.350%	9/15/2049	265	186
	CSX Corp.	4.500%	11/15/2052	162	137
	CSX Corp.	4.500%	8/1/2054	25	21
	CSX Corp.	4.250%	11/1/2066	150	115
	CSX Corp.	4.650%	3/1/2068	75	61
	Cummins Inc.	4.250%	5/9/2028	100	101
	Cummins Inc.	4.900%	2/20/2029	100	103
	Cummins Inc.	4.700%	2/15/2031	300	306
	Cummins Inc.	5.300%	5/9/2035	400	415
	Cummins Inc.	2.600%	9/1/2050	200	121
	Cummins Inc.	5.450%	2/20/2054	200	197
	Deere & Co.	5.375%	10/16/2029	125	131
	Deere & Co.	5.450%	1/16/2035	150	158
	Deere & Co.	2.875%	9/7/2049	200	134
	Deere & Co.	3.750%	4/15/2050	175	137
	Deere & Co.	5.700%	1/19/2055	100	103
	Deere Funding Canada Corp.	4.150%	10/9/2030	184	184
	Delta Air Lines Inc.	4.950%	7/10/2028	154	157
	Delta Air Lines Inc.	5.250%	7/10/2030	118	121
[2]	Delta Air Lines Pass Through Trust Class AA Series 2020-1	2.000%	12/10/2029	101	97
	Dover Corp.	2.950%	11/4/2029	75	72
	Eaton Capital ULC	4.450%	5/9/2030	200	202
	Eaton Corp.	3.103%	9/15/2027	128	127
	Eaton Corp.	4.150%	3/15/2033	236	232
	Eaton Corp.	4.150%	11/2/2042	150	130
	Eaton Corp.	4.700%	8/23/2052	42	37
	Embraer Netherlands Finance BV	5.980%	2/11/2035	100	106
	Embraer Netherlands Finance BV	5.400%	1/9/2038	160	157
	Emerson Electric Co.	2.000%	12/21/2028	200	190
	Emerson Electric Co.	1.950%	10/15/2030	100	91
	Emerson Electric Co.	2.200%	12/21/2031	200	178
	Emerson Electric Co.	2.750%	10/15/2050	150	95
	Emerson Electric Co.	2.800%	12/21/2051	200	127
[2]	Federal Express Corp. Pass Through Trusts Series 2020-1	1.875%	8/20/2035	366	320
	FedEx Corp.	4.250%	5/15/2030	100	100
	FedEx Corp.	3.900%	2/1/2035	200	185
	FedEx Corp.	4.750%	11/15/2045	250	216
	FedEx Corp.	4.550%	4/1/2046	225	189
	FedEx Corp.	4.400%	1/15/2047	125	102
	FedEx Corp.	4.050%	2/15/2048	200	153
	FedEx Corp.	4.950%	10/17/2048	150	131
	FedEx Corp.	5.250%	5/15/2050	250	230
	Fortive Corp.	4.300%	6/15/2046	100	82
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	343	335
	General Electric Co.	4.300%	7/29/2030	75	76
	General Electric Co.	6.750%	3/15/2032	240	272
	General Electric Co.	4.900%	1/29/2036	150	152
	GXO Logistics Inc.	2.650%	7/15/2031	250	225
	GXO Logistics Inc.	6.500%	5/6/2034	90	97
	HEICO Corp.	5.350%	8/1/2033	265	275
	Hexcel Corp.	4.200%	2/15/2027	72	72
	Honeywell International Inc.	1.100%	3/1/2027	250	242

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	4.650%	7/30/2027	105	106
	Honeywell International Inc.	4.950%	2/15/2028	90	92
	Honeywell International Inc.	4.250%	1/15/2029	200	202
	Honeywell International Inc.	2.700%	8/15/2029	100	95
	Honeywell International Inc.	4.700%	2/1/2030	165	169
	Honeywell International Inc.	1.950%	6/1/2030	1,000	912
	Honeywell International Inc.	1.750%	9/1/2031	250	218
	Honeywell International Inc.	4.750%	2/1/2032	200	204
	Honeywell International Inc.	5.000%	2/15/2033	197	203
	Honeywell International Inc.	4.500%	1/15/2034	200	198
	Honeywell International Inc.	5.000%	3/1/2035	210	214
	Honeywell International Inc.	5.700%	3/15/2037	200	212
	Honeywell International Inc.	5.375%	3/1/2041	150	155
	Honeywell International Inc.	5.250%	3/1/2054	37	35
	Honeywell International Inc.	5.350%	3/1/2064	200	190
	Howmet Aerospace Inc.	3.000%	1/15/2029	275	267
	Howmet Aerospace Inc.	4.850%	10/15/2031	100	103
	Howmet Aerospace Inc.	4.550%	11/15/2032	152	153
	Howmet Aerospace Inc.	5.950%	2/1/2037	100	108
	Hubbell Inc.	3.150%	8/15/2027	50	49
	Hubbell Inc.	3.500%	2/15/2028	175	173
	Hubbell Inc.	4.800%	11/15/2035	105	104
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	100	99
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	200	189
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	200	207
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	200	198
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	615	650
	IDEX Corp.	4.950%	9/1/2029	85	87
	IDEX Corp.	3.000%	5/1/2030	75	71
	Illinois Tool Works Inc.	4.875%	9/15/2041	75	73
	Illinois Tool Works Inc.	3.900%	9/1/2042	250	211
	Ingersoll Rand Inc.	5.197%	6/15/2027	200	203
	Ingersoll Rand Inc.	5.400%	8/14/2028	100	103
	Ingersoll Rand Inc.	5.176%	6/15/2029	200	207
	Ingersoll Rand Inc.	5.700%	8/14/2033	200	212
	Ingersoll Rand Inc.	5.450%	6/15/2034	200	208
	Ingersoll Rand Inc.	5.700%	6/15/2054	60	60
[2]	JetBlue Pass Through Trust Class A Series 2020-1	4.000%	5/15/2034	101	96
[2]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/2033	72	65
	John Deere Capital Corp.	4.500%	1/8/2027	125	126
	John Deere Capital Corp.	4.850%	3/5/2027	450	456
	John Deere Capital Corp.	2.350%	3/8/2027	200	197
	John Deere Capital Corp.	4.900%	6/11/2027	171	174
	John Deere Capital Corp.	2.800%	9/8/2027	150	148
	John Deere Capital Corp.	4.150%	9/15/2027	200	202
	John Deere Capital Corp.	3.050%	1/6/2028	100	99
	John Deere Capital Corp.	4.650%	1/7/2028	100	102
	John Deere Capital Corp.	4.750%	1/20/2028	200	204
	John Deere Capital Corp.	4.250%	6/5/2028	125	126
	John Deere Capital Corp.	4.950%	7/14/2028	200	205
	John Deere Capital Corp.	3.450%	3/7/2029	50	49
	John Deere Capital Corp.	4.850%	6/11/2029	119	122
	John Deere Capital Corp.	2.800%	7/18/2029	150	144
	John Deere Capital Corp.	2.450%	1/9/2030	325	307
	John Deere Capital Corp.	4.550%	6/5/2030	225	229
	John Deere Capital Corp.	4.375%	10/15/2030	200	202
	John Deere Capital Corp.	4.900%	3/7/2031	450	464
	John Deere Capital Corp.	4.400%	9/8/2031	750	757
	John Deere Capital Corp.	5.150%	9/8/2033	300	314
	John Deere Capital Corp.	5.100%	4/11/2034	175	181
	John Deere Capital Corp.	5.050%	6/12/2034	200	206
	Johnson Controls International plc	6.000%	1/15/2036	39	42
	Johnson Controls International plc	4.625%	7/2/2044	175	155
	Johnson Controls International plc	4.500%	2/15/2047	100	86
	Johnson Controls International plc	4.950%	7/2/2064	72	62
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	5.500%	4/19/2029	125	130
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/2032	122	124
	Kennametal Inc.	4.625%	6/15/2028	120	121
	Keysight Technologies Inc.	4.600%	4/6/2027	125	126
	Keysight Technologies Inc.	3.000%	10/30/2029	200	192

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Keysight Technologies Inc.	4.950%	10/15/2034	50	50
Kirby Corp.	4.200%	3/1/2028	300	300
L3Harris Technologies Inc.	3.850%	12/15/2026	50	50
L3Harris Technologies Inc.	5.400%	1/15/2027	200	203
L3Harris Technologies Inc.	4.400%	6/15/2028	175	176
L3Harris Technologies Inc.	5.050%	6/1/2029	130	134
L3Harris Technologies Inc.	5.250%	6/1/2031	130	135
L3Harris Technologies Inc.	5.400%	7/31/2033	260	271
L3Harris Technologies Inc.	5.350%	6/1/2034	130	134
L3Harris Technologies Inc.	4.854%	4/27/2035	100	100
L3Harris Technologies Inc.	5.054%	4/27/2045	100	96
L3Harris Technologies Inc.	5.600%	7/31/2053	175	174
L3Harris Technologies Inc.	5.500%	8/15/2054	100	98
Lennox International Inc.	1.700%	8/1/2027	50	48
Lockheed Martin Corp.	5.100%	11/15/2027	250	256
Lockheed Martin Corp.	4.450%	5/15/2028	100	101
Lockheed Martin Corp.	4.150%	8/15/2028	150	151
Lockheed Martin Corp.	4.400%	8/15/2030	175	177
Lockheed Martin Corp.	4.700%	12/15/2031	150	154
Lockheed Martin Corp.	3.900%	6/15/2032	100	98
Lockheed Martin Corp.	5.250%	1/15/2033	250	263
Lockheed Martin Corp.	3.600%	3/1/2035	150	138
Lockheed Martin Corp.	5.000%	8/15/2035	125	127
Lockheed Martin Corp.	4.500%	5/15/2036	100	98
Lockheed Martin Corp.	6.150%	9/1/2036	300	334
Lockheed Martin Corp.	4.070%	12/15/2042	270	231
Lockheed Martin Corp.	3.800%	3/1/2045	150	120
Lockheed Martin Corp.	4.700%	5/15/2046	275	249
Lockheed Martin Corp.	4.090%	9/15/2052	331	262
Lockheed Martin Corp.	4.150%	6/15/2053	250	200
Lockheed Martin Corp.	5.700%	11/15/2054	250	252
Lockheed Martin Corp.	5.200%	2/15/2055	215	202
Lockheed Martin Corp.	4.300%	6/15/2062	125	98
Lockheed Martin Corp.	5.900%	11/15/2063	134	138
MasTec Inc.	5.900%	6/15/2029	100	104
Nordson Corp.	5.600%	9/15/2028	60	62
Nordson Corp.	4.500%	12/15/2029	200	201
Nordson Corp.	5.800%	9/15/2033	79	84
Norfolk Southern Corp.	7.800%	5/15/2027	60	63
Norfolk Southern Corp.	3.150%	6/1/2027	125	124
Norfolk Southern Corp.	3.800%	8/1/2028	113	112
Norfolk Southern Corp.	2.550%	11/1/2029	200	189
Norfolk Southern Corp.	5.050%	8/1/2030	550	570
Norfolk Southern Corp.	3.000%	3/15/2032	200	184
Norfolk Southern Corp.	5.100%	5/1/2035	50	51
Norfolk Southern Corp.	4.837%	10/1/2041	113	107
Norfolk Southern Corp.	3.950%	10/1/2042	100	83
Norfolk Southern Corp.	4.450%	6/15/2045	75	65
Norfolk Southern Corp.	4.650%	1/15/2046	75	66
Norfolk Southern Corp.	3.942%	11/1/2047	135	107
Norfolk Southern Corp.	4.100%	5/15/2049	73	58
Norfolk Southern Corp.	3.400%	11/1/2049	75	53
Norfolk Southern Corp.	3.050%	5/15/2050	350	230
Norfolk Southern Corp.	2.900%	8/25/2051	105	66
Norfolk Southern Corp.	4.050%	8/15/2052	239	185
Norfolk Southern Corp.	4.550%	6/1/2053	179	151
Norfolk Southern Corp.	5.350%	8/1/2054	581	554
Norfolk Southern Corp.	3.155%	5/15/2055	438	281
Norfolk Southern Corp.	5.950%	3/15/2064	110	112
Norfolk Southern Corp.	5.100%	8/1/2118	60	52
Norfolk Southern Corp.	4.100%	5/15/2121	100	69
Northrop Grumman Corp.	3.200%	2/1/2027	150	149
Northrop Grumman Corp.	3.250%	1/15/2028	100	99
Northrop Grumman Corp.	4.600%	2/1/2029	100	102
Northrop Grumman Corp.	4.400%	5/1/2030	290	292
Northrop Grumman Corp.	4.650%	7/15/2030	100	102
Northrop Grumman Corp.	4.700%	3/15/2033	100	101
Northrop Grumman Corp.	4.900%	6/1/2034	150	152
Northrop Grumman Corp.	5.150%	5/1/2040	90	89
Northrop Grumman Corp.	5.050%	11/15/2040	150	148

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Northrop Grumman Corp.	4.750%	6/1/2043	275	253
Northrop Grumman Corp.	4.030%	10/15/2047	380	305
Northrop Grumman Corp.	5.250%	5/1/2050	135	127
Northrop Grumman Corp.	4.950%	3/15/2053	100	90
Northrop Grumman Corp.	5.200%	6/1/2054	350	327
nVent Finance Sarl	4.550%	4/15/2028	100	101
nVent Finance Sarl	5.650%	5/15/2033	100	104
Oshkosh Corp.	4.600%	5/15/2028	185	187
Oshkosh Corp.	3.100%	3/1/2030	60	57
Otis Worldwide Corp.	2.293%	4/5/2027	200	196
Otis Worldwide Corp.	5.250%	8/16/2028	150	155
Otis Worldwide Corp.	2.565%	2/15/2030	300	281
Otis Worldwide Corp.	5.125%	11/19/2031	50	52
Otis Worldwide Corp.	5.131%	9/4/2035	63	64
Otis Worldwide Corp.	3.112%	2/15/2040	125	98
Otis Worldwide Corp.	3.362%	2/15/2050	150	107
PACCAR Financial Corp.	5.000%	5/13/2027	400	407
PACCAR Financial Corp.	4.250%	6/23/2027	100	101
PACCAR Financial Corp.	4.450%	8/6/2027	300	304
PACCAR Financial Corp.	4.000%	8/8/2028	133	134
PACCAR Financial Corp.	4.000%	11/7/2028	117	117
PACCAR Financial Corp.	4.000%	9/26/2029	250	250
PACCAR Financial Corp.	4.550%	5/8/2030	125	127
Parker-Hannifin Corp.	3.250%	3/1/2027	125	124
Parker-Hannifin Corp.	4.250%	9/15/2027	215	216
Parker-Hannifin Corp.	3.250%	6/14/2029	75	73
Parker-Hannifin Corp.	6.250%	5/15/2038	150	166
Parker-Hannifin Corp.	4.450%	11/21/2044	200	175
Parker-Hannifin Corp.	4.000%	6/14/2049	215	173
Paychex Inc.	5.100%	4/15/2030	258	265
Paychex Inc.	5.350%	4/15/2032	372	385
Paychex Inc.	5.600%	4/15/2035	225	235
Precision Castparts Corp.	4.375%	6/15/2045	200	174
Quanta Services Inc.	4.750%	8/9/2027	400	405
Quanta Services Inc.	4.300%	8/9/2028	300	302
Quanta Services Inc.	4.500%	1/15/2031	325	325
Quanta Services Inc.	5.250%	8/9/2034	200	205
Quanta Services Inc.	5.100%	8/9/2035	275	276
Regal Rexnord Corp.	6.050%	4/15/2028	250	258
Regal Rexnord Corp.	6.300%	2/15/2030	145	154
Regal Rexnord Corp.	6.400%	4/15/2033	225	242
RELX Capital Inc.	4.000%	3/18/2029	100	100
RELX Capital Inc.	4.750%	3/27/2030	81	83
RELX Capital Inc.	3.000%	5/22/2030	150	143
RELX Capital Inc.	4.750%	5/20/2032	100	102
RELX Capital Inc.	5.250%	3/27/2035	63	65
Republic Services Inc.	5.000%	11/15/2029	125	129
Republic Services Inc.	4.750%	7/15/2030	700	716
Republic Services Inc.	1.750%	2/15/2032	135	116
Republic Services Inc.	2.375%	3/15/2033	125	109
Republic Services Inc.	5.000%	12/15/2033	115	119
Republic Services Inc.	5.000%	4/1/2034	145	149
Republic Services Inc.	6.200%	3/1/2040	75	83
Republic Services Inc.	5.700%	5/15/2041	100	105
Republic Services Inc.	3.050%	3/1/2050	70	47
Rockwell Automation Inc.	3.500%	3/1/2029	100	98
Rockwell Automation Inc.	2.800%	8/15/2061	200	115
RTX Corp.	3.500%	3/15/2027	300	299
RTX Corp.	3.125%	5/4/2027	225	223
RTX Corp.	7.200%	8/15/2027	25	26
RTX Corp.	4.125%	11/16/2028	537	539
RTX Corp.	2.250%	7/1/2030	740	682
RTX Corp.	1.900%	9/1/2031	200	176
RTX Corp.	2.375%	3/15/2032	200	178
RTX Corp.	5.150%	2/27/2033	200	207
RTX Corp.	6.100%	3/15/2034	612	670
RTX Corp.	5.400%	5/1/2035	150	158
RTX Corp.	6.050%	6/1/2036	100	109
RTX Corp.	4.450%	11/16/2038	260	244
RTX Corp.	4.700%	12/15/2041	50	47

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	4.500%	6/1/2042	675	609
	RTX Corp.	4.150%	5/15/2045	200	167
	RTX Corp.	3.750%	11/1/2046	200	155
	RTX Corp.	4.350%	4/15/2047	250	211
	RTX Corp.	4.050%	5/4/2047	107	86
	RTX Corp.	4.625%	11/16/2048	350	304
	RTX Corp.	3.125%	7/1/2050	179	120
	RTX Corp.	2.820%	9/1/2051	200	125
	RTX Corp.	3.030%	3/15/2052	200	130
	RTX Corp.	5.375%	2/27/2053	200	192
	RTX Corp.	6.400%	3/15/2054	314	345
	Ryder System Inc.	2.900%	12/1/2026	100	99
	Ryder System Inc.	5.300%	3/15/2027	100	101
	Ryder System Inc.	5.650%	3/1/2028	100	103
	Ryder System Inc.	5.250%	6/1/2028	200	205
	Ryder System Inc.	5.375%	3/15/2029	300	311
	Ryder System Inc.	4.900%	12/1/2029	50	51
	Ryder System Inc.	4.850%	6/15/2030	50	51
	Ryder System Inc.	4.300%	12/1/2030	100	100
	Ryder System Inc.	6.600%	12/1/2033	300	335
	Snap-on Inc.	3.250%	3/1/2027	50	50
	Snap-on Inc.	4.100%	3/1/2048	75	62
	Snap-on Inc.	3.100%	5/1/2050	75	51
	Southwest Airlines Co.	5.125%	6/15/2027	245	248
	Southwest Airlines Co.	3.450%	11/16/2027	50	49
	Southwest Airlines Co.	4.375%	11/15/2028	100	100
	Southwest Airlines Co.	2.625%	2/10/2030	100	93
	Southwest Airlines Co.	5.250%	11/15/2035	125	122
	Textron Inc.	3.650%	3/15/2027	250	249
	Textron Inc.	3.900%	9/17/2029	225	222
	Textron Inc.	6.100%	11/15/2033	50	54
	Textron Inc.	4.950%	3/15/2036	150	149
	Timken Co.	4.500%	12/15/2028	25	25
	TR Finance LLC	5.500%	8/15/2035	75	78
	TR Finance LLC	5.850%	4/15/2040	100	104
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	225	223
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	200	208
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	125	130
	Trimble Inc.	4.900%	6/15/2028	50	51
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/2032	104	94
	Tyco Electronics Group SA	3.125%	8/15/2027	200	198
	Tyco Electronics Group SA	2.500%	2/4/2032	200	179
	Tyco Electronics Group SA	7.125%	10/1/2037	125	147
	Union Pacific Corp.	2.150%	2/5/2027	513	504
	Union Pacific Corp.	2.400%	2/5/2030	200	187
	Union Pacific Corp.	2.800%	2/14/2032	100	92
	Union Pacific Corp.	3.375%	2/1/2035	100	90
	Union Pacific Corp.	5.100%	2/20/2035	115	119
	Union Pacific Corp.	2.891%	4/6/2036	500	422
	Union Pacific Corp.	3.600%	9/15/2037	90	80
	Union Pacific Corp.	3.250%	2/5/2050	200	138
	Union Pacific Corp.	2.950%	3/10/2052	250	159
	Union Pacific Corp.	4.950%	9/9/2052	110	100
	Union Pacific Corp.	3.500%	2/14/2053	600	424
	Union Pacific Corp.	5.600%	12/1/2054	57	57
	Union Pacific Corp.	3.950%	8/15/2059	100	74
	Union Pacific Corp.	3.839%	3/20/2060	386	278
	Union Pacific Corp.	2.973%	9/16/2062	325	190
	Union Pacific Corp.	3.799%	4/6/2071	260	178
[2]	United Airlines Class A Series 2019-2 Pass Through Trust	2.700%	11/1/2033	73	67
[2]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/2029	175	180
[2]	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/2037	210	219
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/2030	116	113
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/2030	45	44
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/2033	127	125
	United Airlines Class AA Series 2024-1 Pass Through Trust	5.450%	8/15/2038	386	397
	United Parcel Service Inc.	3.400%	3/15/2029	100	99
	United Parcel Service Inc.	2.500%	9/1/2029	100	95
	United Parcel Service Inc.	4.650%	10/15/2030	125	128
	United Parcel Service Inc.	4.875%	3/3/2033	200	206

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Parcel Service Inc.	5.150%	5/22/2034	200	208
United Parcel Service Inc.	5.250%	5/14/2035	50	52
United Parcel Service Inc.	6.200%	1/15/2038	173	191
United Parcel Service Inc.	5.200%	4/1/2040	255	257
United Parcel Service Inc.	4.875%	11/15/2040	75	72
United Parcel Service Inc.	3.625%	10/1/2042	100	80
United Parcel Service Inc.	4.250%	3/15/2049	104	86
United Parcel Service Inc.	3.400%	9/1/2049	200	142
United Parcel Service Inc.	5.300%	4/1/2050	325	311
United Parcel Service Inc.	5.050%	3/3/2053	100	91
United Parcel Service Inc.	5.950%	5/14/2055	100	103
United Parcel Service Inc.	5.600%	5/22/2064	105	101
United Parcel Service Inc.	6.050%	5/14/2065	100	103
Valmont Industries Inc.	5.000%	10/1/2044	150	138
Valmont Industries Inc.	5.250%	10/1/2054	75	70
Veralto Corp.	5.350%	9/18/2028	125	129
Veralto Corp.	5.450%	9/18/2033	125	130
Vontier Corp.	2.400%	4/1/2028	85	81
Vontier Corp.	2.950%	4/1/2031	105	96
Waste Connections Inc.	4.250%	12/1/2028	51	51
Waste Connections Inc.	3.500%	5/1/2029	200	197
Waste Connections Inc.	2.600%	2/1/2030	139	131
Waste Connections Inc.	3.200%	6/1/2032	300	279
Waste Connections Inc.	4.200%	1/15/2033	132	129
Waste Connections Inc.	5.250%	9/1/2035	125	129
Waste Connections Inc.	3.050%	4/1/2050	75	50
Waste Connections Inc.	2.950%	1/15/2052	200	129
Waste Management Inc.	4.950%	7/3/2027	200	203
Waste Management Inc.	3.150%	11/15/2027	125	124
Waste Management Inc.	4.500%	3/15/2028	200	203
Waste Management Inc.	4.875%	2/15/2029	200	205
Waste Management Inc.	4.650%	3/15/2030	400	408
Waste Management Inc.	1.500%	3/15/2031	200	175
Waste Management Inc.	4.950%	7/3/2031	175	181
Waste Management Inc.	4.800%	3/15/2032	350	358
Waste Management Inc.	4.625%	2/15/2033	88	89
Waste Management Inc.	4.875%	2/15/2034	200	205
Waste Management Inc.	4.950%	3/15/2035	200	203
Waste Management Inc.	2.500%	11/15/2050	200	119
Waste Management Inc.	5.350%	10/15/2054	115	112
Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	175	177
Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	50	51
Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	75	78
WW Grainger Inc.	4.600%	6/15/2045	160	144
WW Grainger Inc.	3.750%	5/15/2046	75	59
WW Grainger Inc.	4.200%	5/15/2047	75	63
Xylem Inc.	1.950%	1/30/2028	100	96
Xylem Inc.	2.250%	1/30/2031	100	91
Xylem Inc.	4.375%	11/1/2046	100	85
				95,331
Materials (0.8%)
Air Products & Chemicals Inc.	4.850%	2/8/2034	265	269
Albemarle Corp.	5.450%	12/1/2044	75	68
Albemarle Corp.	5.650%	6/1/2052	100	90
Amcor Finance USA Inc.	5.625%	5/26/2033	123	129
Amcor Flexibles North America Inc.	4.800%	3/17/2028	104	105
Amcor Flexibles North America Inc.	5.100%	3/17/2030	139	143
Amcor Flexibles North America Inc.	2.630%	6/19/2030	125	116
Amcor Flexibles North America Inc.	2.690%	5/25/2031	200	183
Amcor Flexibles North America Inc.	5.500%	3/17/2035	237	245
Amrize Finance US LLC	4.600%	4/7/2027	42	42
Amrize Finance US LLC	4.700%	4/7/2028	42	43
Amrize Finance US LLC	4.950%	4/7/2030	59	60
Amrize Finance US LLC	5.400%	4/7/2035	780	804
AngloGold Ashanti Holdings plc	3.375%	11/1/2028	200	194
AngloGold Ashanti Holdings plc	3.750%	10/1/2030	200	192
AptarGroup Inc.	4.750%	3/30/2031	149	150
ArcelorMittal SA	6.550%	11/29/2027	200	208
ArcelorMittal SA	4.250%	7/16/2029	100	100

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ArcelorMittal SA	6.800%	11/29/2032	180	202
	ArcelorMittal SA	7.000%	10/15/2039	100	113
	ArcelorMittal SA	6.750%	3/1/2041	135	148
	ArcelorMittal SA	6.350%	6/17/2054	85	89
	Avery Dennison Corp.	4.875%	12/6/2028	75	77
	Avery Dennison Corp.	5.750%	3/15/2033	190	202
	Barrick Mining Corp.	6.450%	10/15/2035	75	83
	Barrick North America Finance LLC	5.700%	5/30/2041	350	356
	Barrick North America Finance LLC	5.750%	5/1/2043	150	152
	Berry Global Inc.	5.500%	4/15/2028	540	557
	Berry Global Inc.	5.800%	6/15/2031	200	211
	Berry Global Inc.	5.650%	1/15/2034	495	516
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	200	203
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	200	206
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	102	105
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	66	68
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	115	119
	BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	175	177
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	440	418
	BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	140	139
	BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	125	128
	Cabot Corp.	4.000%	7/1/2029	55	54
	Carlisle Cos. Inc.	3.750%	12/1/2027	125	124
	Carlisle Cos. Inc.	2.750%	3/1/2030	150	141
	Carlisle Cos. Inc.	2.200%	3/1/2032	100	87
	Carlisle Cos. Inc.	5.250%	9/15/2035	32	33
	Carlisle Cos. Inc.	5.550%	9/15/2040	100	101
	Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	200	179
	CF Industries Inc.	5.150%	3/15/2034	200	201
	CF Industries Inc.	5.300%	11/26/2035	150	150
	CF Industries Inc.	4.950%	6/1/2043	150	134
	CF Industries Inc.	5.375%	3/15/2044	100	94
	CRH America Finance Inc.	4.400%	2/9/2031	172	172
	CRH America Finance Inc.	5.400%	5/21/2034	200	207
	CRH America Finance Inc.	5.500%	1/9/2035	225	234
	CRH America Finance Inc.	5.000%	2/9/2036	208	209
	CRH America Finance Inc.	5.600%	2/9/2056	100	98
	CRH SMW Finance DAC	5.200%	5/21/2029	200	206
	CRH SMW Finance DAC	5.125%	1/9/2030	400	412
	Dow Chemical Co.	4.800%	11/30/2028	225	228
	Dow Chemical Co.	2.100%	11/15/2030	280	248
	Dow Chemical Co.	5.150%	2/15/2034	175	174
	Dow Chemical Co.	4.250%	10/1/2034	106	97
	Dow Chemical Co.	5.350%	3/15/2035	99	98
	Dow Chemical Co.	9.400%	5/15/2039	203	262
	Dow Chemical Co.	5.250%	11/15/2041	100	90
	Dow Chemical Co.	4.625%	10/1/2044	200	161
	Dow Chemical Co.	5.550%	11/30/2048	100	88
	Dow Chemical Co.	6.900%	5/15/2053	150	154
	Dow Chemical Co.	5.600%	2/15/2054	360	312
	Dow Chemical Co.	5.950%	3/15/2055	110	100
[5]	DuPont de Nemours Inc.	4.725%	11/15/2028	183	185
	Eagle Materials Inc.	5.000%	3/15/2036	125	122
	Eastman Chemical Co.	5.000%	8/1/2029	150	153
	Eastman Chemical Co.	5.625%	2/20/2034	600	619
	Ecolab Inc.	1.650%	2/1/2027	100	98
	Ecolab Inc.	3.250%	12/1/2027	100	99
	Ecolab Inc.	5.250%	1/15/2028	200	205
	Ecolab Inc.	4.300%	6/15/2028	75	76
	Ecolab Inc.	1.300%	1/30/2031	500	435
	Ecolab Inc.	2.125%	2/1/2032	100	88
	Ecolab Inc.	2.700%	12/15/2051	255	158
	EIDP Inc.	2.300%	7/15/2030	100	93
	EIDP Inc.	5.125%	5/15/2032	75	77
	EIDP Inc.	4.800%	5/15/2033	100	100
	Freeport-McMoRan Inc.	5.000%	9/1/2027	200	200
	Freeport-McMoRan Inc.	4.125%	3/1/2028	100	100
	Freeport-McMoRan Inc.	4.375%	8/1/2028	100	100
	Freeport-McMoRan Inc.	5.250%	9/1/2029	100	102
	Freeport-McMoRan Inc.	4.250%	3/1/2030	100	99

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Freeport-McMoRan Inc.	4.625%	8/1/2030	200	202
Freeport-McMoRan Inc.	5.400%	11/14/2034	100	103
Freeport-McMoRan Inc.	5.450%	3/15/2043	300	291
Georgia-Pacific LLC	8.875%	5/15/2031	125	152
Gerdau Trade Inc.	5.750%	6/9/2035	150	155
International Flavors & Fragrances Inc.	4.450%	9/26/2028	50	50
International Flavors & Fragrances Inc.	5.000%	9/26/2048	138	122
International Paper Co.	5.000%	9/15/2035	100	99
International Paper Co.	6.000%	11/15/2041	100	104
International Paper Co.	4.800%	6/15/2044	300	264
International Paper Co.	4.400%	8/15/2047	200	164
Kinross Gold Corp.	6.250%	7/15/2033	100	109
Linde Inc.	1.100%	8/10/2030	300	263
Linde Inc.	3.550%	11/7/2042	50	40
LYB International Finance BV	5.250%	7/15/2043	200	173
LYB International Finance III LLC	5.125%	1/15/2031	35	35
LYB International Finance III LLC	5.625%	5/15/2033	52	53
LYB International Finance III LLC	5.500%	3/1/2034	585	579
LYB International Finance III LLC	6.150%	5/15/2035	50	51
LYB International Finance III LLC	5.875%	1/15/2036	150	149
LYB International Finance III LLC	4.200%	10/15/2049	135	97
Martin Marietta Materials Inc.	3.450%	6/1/2027	50	50
Martin Marietta Materials Inc.	3.500%	12/15/2027	100	99
Martin Marietta Materials Inc.	2.500%	3/15/2030	100	93
Martin Marietta Materials Inc.	2.400%	7/15/2031	150	135
Martin Marietta Materials Inc.	5.150%	12/1/2034	50	51
Martin Marietta Materials Inc.	4.250%	12/15/2047	175	144
Martin Marietta Materials Inc.	3.200%	7/15/2051	220	148
Martin Marietta Materials Inc.	5.500%	12/1/2054	50	48
Mosaic Co.	4.050%	11/15/2027	200	200
Mosaic Co.	4.350%	1/15/2029	113	113
Mosaic Co.	4.600%	11/15/2030	113	113
Mosaic Co.	5.450%	11/15/2033	100	103
Mosaic Co.	4.875%	11/15/2041	50	45
Mosaic Co.	5.625%	11/15/2043	100	96
Newmont Corp.	2.600%	7/15/2032	450	410
Newmont Corp.	5.875%	4/1/2035	100	108
Newmont Corp.	5.450%	6/9/2044	150	149
Newmont Corp. / Newcrest Finance Pty Ltd.	5.350%	3/15/2034	2,000	2,095
Newmont Corp. / Newcrest Finance Pty Ltd.	4.200%	5/13/2050	100	82
Nucor Corp.	3.950%	5/1/2028	100	100
Nucor Corp.	2.700%	6/1/2030	100	94
Nucor Corp.	3.125%	4/1/2032	100	93
Nucor Corp.	5.100%	6/1/2035	200	205
Nucor Corp.	6.400%	12/1/2037	100	112
Nucor Corp.	2.979%	12/15/2055	300	186
Nutrien Ltd.	4.000%	12/15/2026	50	50
Nutrien Ltd.	5.200%	6/21/2027	175	178
Nutrien Ltd.	4.900%	3/27/2028	200	204
Nutrien Ltd.	5.250%	3/12/2032	188	194
Nutrien Ltd.	5.400%	6/21/2034	200	206
Nutrien Ltd.	4.125%	3/15/2035	250	231
Nutrien Ltd.	5.625%	12/1/2040	275	276
Nutrien Ltd.	6.125%	1/15/2041	70	73
Nutrien Ltd.	4.900%	6/1/2043	50	46
Nutrien Ltd.	5.250%	1/15/2045	191	178
Nutrien Ltd.	5.000%	4/1/2049	100	90
Nutrien Ltd.	5.800%	3/27/2053	435	434
Owens Corning	3.950%	8/15/2029	100	99
Owens Corning	3.875%	6/1/2030	50	49
Owens Corning	5.700%	6/15/2034	200	210
Owens Corning	4.300%	7/15/2047	200	163
Owens Corning	5.950%	6/15/2054	125	127
Packaging Corp. of America	3.400%	12/15/2027	100	99
Packaging Corp. of America	3.000%	12/15/2029	140	134
Packaging Corp. of America	5.200%	8/15/2035	71	72
Packaging Corp. of America	4.050%	12/15/2049	90	71
Packaging Corp. of America	3.050%	10/1/2051	100	65
PPG Industries Inc.	2.550%	6/15/2030	300	279
PPG Industries Inc.	4.375%	3/15/2031	323	323

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Reliance Inc.	2.150%	8/15/2030	100	91
Rio Tinto Alcan Inc.	6.125%	12/15/2033	225	246
Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	75	81
Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	350	217
Rio Tinto Finance USA plc	4.500%	3/14/2028	66	67
Rio Tinto Finance USA plc	4.875%	3/14/2030	118	121
Rio Tinto Finance USA plc	5.000%	3/14/2032	80	83
Rio Tinto Finance USA plc	5.000%	3/9/2033	145	149
Rio Tinto Finance USA plc	5.250%	3/14/2035	135	139
Rio Tinto Finance USA plc	4.750%	3/22/2042	150	140
Rio Tinto Finance USA plc	4.125%	8/21/2042	250	215
Rio Tinto Finance USA plc	5.125%	3/9/2053	300	279
Rio Tinto Finance USA plc	5.875%	3/14/2065	56	58
RPM International Inc.	3.750%	3/15/2027	50	50
RPM International Inc.	4.250%	1/15/2048	200	164
Sherwin-Williams Co.	3.450%	6/1/2027	100	99
Sherwin-Williams Co.	4.550%	3/1/2028	100	101
Sherwin-Williams Co.	2.300%	5/15/2030	100	92
Sherwin-Williams Co.	5.150%	8/15/2035	135	137
Sherwin-Williams Co.	4.000%	12/15/2042	100	82
Sherwin-Williams Co.	4.550%	8/1/2045	90	77
Sherwin-Williams Co.	4.500%	6/1/2047	300	256
Sherwin-Williams Co.	3.300%	5/15/2050	100	68
Smurfit Kappa Treasury ULC	5.200%	1/15/2030	200	206
Smurfit Kappa Treasury ULC	5.438%	4/3/2034	200	207
Smurfit Kappa Treasury ULC	5.777%	4/3/2054	200	201
Smurfit Westrock Financing DAC	5.418%	1/15/2035	1,170	1,206
Smurfit Westrock Financing DAC	5.185%	1/15/2036	937	944
Sonoco Products Co.	2.250%	2/1/2027	500	490
Sonoco Products Co.	4.600%	9/1/2029	125	126
Sonoco Products Co.	3.125%	5/1/2030	105	99
Sonoco Products Co.	5.000%	9/1/2034	100	99
Sonoco Products Co.	5.750%	11/1/2040	80	81
Southern Copper Corp.	7.500%	7/27/2035	100	118
Southern Copper Corp.	6.750%	4/16/2040	275	310
Southern Copper Corp.	5.250%	11/8/2042	300	286
Southern Copper Corp.	5.875%	4/23/2045	200	205
Steel Dynamics Inc.	4.000%	12/15/2028	75	75
Steel Dynamics Inc.	3.450%	4/15/2030	125	121
Steel Dynamics Inc.	3.250%	1/15/2031	100	95
Steel Dynamics Inc.	5.375%	8/15/2034	60	62
Steel Dynamics Inc.	5.250%	5/15/2035	250	255
Steel Dynamics Inc.	3.250%	10/15/2050	100	68
Steel Dynamics Inc.	5.750%	5/15/2055	125	125
Suzano Austria GmbH	6.000%	1/15/2029	400	412
Suzano Austria GmbH	5.000%	1/15/2030	200	200
Suzano Austria GmbH	3.750%	1/15/2031	200	189
Suzano Austria GmbH	3.125%	1/15/2032	125	112
Suzano Netherlands BV	5.500%	1/15/2036	217	215
Vale Overseas Ltd.	3.750%	7/8/2030	100	96
Vale Overseas Ltd.	6.125%	6/12/2033	200	214
Vale Overseas Ltd.	8.250%	1/17/2034	50	60
Vale Overseas Ltd.	6.875%	11/21/2036	194	219
Vale Overseas Ltd.	6.875%	11/10/2039	125	141
Vale Overseas Ltd.	6.400%	6/28/2054	373	380
Vale SA	5.625%	9/11/2042	75	75
Vulcan Materials Co.	4.950%	12/1/2029	50	51
Vulcan Materials Co.	3.500%	6/1/2030	150	145
Vulcan Materials Co.	5.350%	12/1/2034	150	156
Vulcan Materials Co.	4.500%	6/15/2047	125	107
Vulcan Materials Co.	5.700%	12/1/2054	200	199
Westlake Corp.	3.375%	6/15/2030	100	95
Westlake Corp.	5.550%	11/15/2035	141	141
Westlake Corp.	5.000%	8/15/2046	200	172
Westlake Corp.	3.125%	8/15/2051	100	60
Westlake Corp.	6.375%	11/15/2055	333	328
Westlake Corp.	3.375%	8/15/2061	100	59
WestRock MWV LLC	7.950%	2/15/2031	250	286
WRKCo Inc.	4.900%	3/15/2029	200	204
WRKCo Inc.	3.000%	6/15/2033	100	89

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Yamana Gold Inc.	2.630%	8/15/2031	100	90
				40,431
Real Estate (0.9%)
Agree LP	5.625%	6/15/2034	143	150
Agree LP	5.600%	6/15/2035	125	131
Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	200	188
Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	150	140
Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	500	409
Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	100	102
Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	125	93
Alexandria Real Estate Equities Inc.	3.000%	5/18/2051	500	305
Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	200	136
Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	100	94
American Assets Trust LP	6.150%	10/1/2034	100	101
American Homes 4 Rent LP	2.375%	7/15/2031	200	179
American Homes 4 Rent LP	5.500%	7/15/2034	100	103
American Homes 4 Rent LP	5.250%	3/15/2035	100	102
American Homes 4 Rent LP	3.375%	7/15/2051	200	135
American Tower Corp.	2.750%	1/15/2027	500	493
American Tower Corp.	3.125%	1/15/2027	125	124
American Tower Corp.	3.650%	3/15/2027	200	199
American Tower Corp.	1.500%	1/31/2028	500	474
American Tower Corp.	3.950%	3/15/2029	140	139
American Tower Corp.	3.800%	8/15/2029	475	468
American Tower Corp.	2.900%	1/15/2030	145	138
American Tower Corp.	5.000%	1/31/2030	75	77
American Tower Corp.	4.900%	3/15/2030	114	116
American Tower Corp.	2.100%	6/15/2030	150	136
American Tower Corp.	2.700%	4/15/2031	200	183
American Tower Corp.	2.300%	9/15/2031	200	178
American Tower Corp.	4.050%	3/15/2032	200	195
American Tower Corp.	5.400%	1/31/2035	200	206
American Tower Corp.	5.350%	3/15/2035	125	128
American Tower Corp.	3.700%	10/15/2049	200	148
American Tower Corp.	3.100%	6/15/2050	250	164
American Tower Corp.	2.950%	1/15/2051	200	127
Americold Realty Operating Partnership LP	5.600%	5/15/2032	80	81
Americold Realty Operating Partnership LP	5.409%	9/12/2034	60	59
AvalonBay Communities Inc.	3.200%	1/15/2028	75	74
AvalonBay Communities Inc.	4.350%	12/1/2030	78	78
AvalonBay Communities Inc.	2.050%	1/15/2032	300	263
AvalonBay Communities Inc.	5.000%	2/15/2033	50	51
AvalonBay Communities Inc.	5.350%	6/1/2034	100	104
AvalonBay Communities Inc.	5.000%	8/1/2035	150	152
AvalonBay Communities Inc.	3.900%	10/15/2046	60	48
AvalonBay Communities Inc.	4.350%	4/15/2048	60	51
Boston Properties LP	3.400%	6/21/2029	400	387
Boston Properties LP	2.900%	3/15/2030	400	375
Boston Properties LP	2.450%	10/1/2033	400	331
Boston Properties LP	6.500%	1/15/2034	50	54
Brixmor Operating Partnership LP	3.900%	3/15/2027	75	75
Brixmor Operating Partnership LP	4.125%	5/15/2029	533	531
Brixmor Operating Partnership LP	4.050%	7/1/2030	250	247
Camden Property Trust	3.150%	7/1/2029	50	48
Camden Property Trust	2.800%	5/15/2030	265	250
Camden Property Trust	3.350%	11/1/2049	120	85
CBRE Services Inc.	5.500%	4/1/2029	75	78
CBRE Services Inc.	4.800%	6/15/2030	100	101
CBRE Services Inc.	2.500%	4/1/2031	200	182
CBRE Services Inc.	4.900%	1/15/2033	156	157
CBRE Services Inc.	5.950%	8/15/2034	200	214
CBRE Services Inc.	5.500%	6/15/2035	150	155
COPT Defense Properties LP	2.000%	1/15/2029	102	95
COPT Defense Properties LP	4.500%	10/15/2030	180	179
COPT Defense Properties LP	2.900%	12/1/2033	200	171
Cousins Properties LP	5.375%	2/15/2032	100	103
Cousins Properties LP	5.875%	10/1/2034	100	104
Crown Castle Inc.	2.900%	3/15/2027	200	197
Crown Castle Inc.	3.650%	9/1/2027	325	322

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Crown Castle Inc.	3.800%	2/15/2028	425	422
Crown Castle Inc.	4.800%	9/1/2028	200	203
Crown Castle Inc.	3.100%	11/15/2029	100	95
Crown Castle Inc.	3.300%	7/1/2030	115	109
Crown Castle Inc.	2.250%	1/15/2031	200	179
Crown Castle Inc.	2.500%	7/15/2031	700	626
Crown Castle Inc.	5.800%	3/1/2034	100	105
Crown Castle Inc.	5.200%	9/1/2034	350	353
Crown Castle Inc.	2.900%	4/1/2041	215	157
Crown Castle Inc.	4.750%	5/15/2047	95	82
Crown Castle Inc.	5.200%	2/15/2049	75	67
Crown Castle Inc.	4.150%	7/1/2050	100	77
CubeSmart LP	2.250%	12/15/2028	200	190
CubeSmart LP	4.375%	2/15/2029	50	50
CubeSmart LP	2.000%	2/15/2031	75	66
CubeSmart LP	2.500%	2/15/2032	200	177
Digital Realty Trust LP	4.450%	7/15/2028	370	373
Digital Realty Trust LP	3.600%	7/1/2029	175	171
DOC DR LLC	4.300%	3/15/2027	100	100
DOC DR LLC	3.950%	1/15/2028	100	99
DOC DR LLC	2.625%	11/1/2031	500	450
EPR Properties	4.500%	6/1/2027	141	141
EPR Properties	3.600%	11/15/2031	175	162
Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	250	251
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	250	259
Equinix Inc.	1.800%	7/15/2027	100	97
Equinix Inc.	1.550%	3/15/2028	500	475
Equinix Inc.	3.200%	11/18/2029	450	432
Equinix Inc.	2.500%	5/15/2031	200	181
Equinix Inc.	3.000%	7/15/2050	100	64
ERP Operating LP	3.500%	3/1/2028	100	99
ERP Operating LP	4.150%	12/1/2028	70	70
ERP Operating LP	3.000%	7/1/2029	75	72
ERP Operating LP	2.500%	2/15/2030	150	141
ERP Operating LP	4.650%	9/15/2034	200	198
ERP Operating LP	4.500%	7/1/2044	150	133
ERP Operating LP	4.500%	6/1/2045	25	22
ERP Operating LP	4.000%	8/1/2047	100	80
Essential Properties LP	5.400%	12/1/2035	80	80
Essex Portfolio LP	3.625%	5/1/2027	100	100
Essex Portfolio LP	4.000%	3/1/2029	100	99
Essex Portfolio LP	3.000%	1/15/2030	110	104
Essex Portfolio LP	2.650%	3/15/2032	105	94
Essex Portfolio LP	5.500%	4/1/2034	100	104
Essex Portfolio LP	5.375%	4/1/2035	200	206
Essex Portfolio LP	4.875%	2/15/2036	175	172
Essex Portfolio LP	4.500%	3/15/2048	120	102
Extra Space Storage LP	3.875%	12/15/2027	150	150
Extra Space Storage LP	5.700%	4/1/2028	200	207
Extra Space Storage LP	4.000%	6/15/2029	25	25
Extra Space Storage LP	5.500%	7/1/2030	400	416
Extra Space Storage LP	5.900%	1/15/2031	100	106
Extra Space Storage LP	2.400%	10/15/2031	200	178
Extra Space Storage LP	2.350%	3/15/2032	100	88
Extra Space Storage LP	4.950%	1/15/2033	140	141
Extra Space Storage LP	5.400%	2/1/2034	100	103
Extra Space Storage LP	5.350%	1/15/2035	100	102
Extra Space Storage LP	5.400%	6/15/2035	265	272
Federal Realty OP LP	3.250%	7/15/2027	50	49
Federal Realty OP LP	3.200%	6/15/2029	100	97
Federal Realty OP LP	4.500%	12/1/2044	150	131
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/2028	25	26
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/2029	275	280
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/2030	175	170
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/2031	200	191
GLP Capital LP / GLP Financing II Inc.	5.250%	2/15/2033	100	100
GLP Capital LP / GLP Financing II Inc.	5.625%	9/15/2034	200	203
GLP Capital LP / GLP Financing II Inc.	5.750%	11/1/2037	175	174
GLP Capital LP / GLP Financing II Inc.	6.250%	9/15/2054	100	99
Healthcare Realty Holdings LP	2.000%	3/15/2031	250	219

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Healthpeak OP LLC	3.500%	7/15/2029	180	175
Healthpeak OP LLC	3.000%	1/15/2030	200	190
Healthpeak OP LLC	5.375%	2/15/2035	79	81
Healthpeak OP LLC	6.750%	2/1/2041	100	110
Highwoods Realty LP	2.600%	2/1/2031	250	224
Highwoods Realty LP	5.350%	1/15/2033	47	47
Highwoods Realty LP	7.650%	2/1/2034	225	257
Host Hotels & Resorts LP	4.250%	12/15/2028	125	125
Host Hotels & Resorts LP	3.500%	9/15/2030	100	95
Host Hotels & Resorts LP	2.900%	12/15/2031	275	249
Host Hotels & Resorts LP	5.700%	7/1/2034	100	103
Host Hotels & Resorts LP	5.500%	4/15/2035	120	121
Invitation Homes Operating Partnership LP	2.300%	11/15/2028	200	190
Invitation Homes Operating Partnership LP	5.450%	8/15/2030	32	33
Invitation Homes Operating Partnership LP	5.500%	8/15/2033	80	83
Invitation Homes Operating Partnership LP	2.700%	1/15/2034	150	128
Jones Lang LaSalle Inc.	6.875%	12/1/2028	100	107
Kilroy Realty LP	4.750%	12/15/2028	50	50
Kilroy Realty LP	4.250%	8/15/2029	104	102
Kilroy Realty LP	3.050%	2/15/2030	200	186
Kilroy Realty LP	2.650%	11/15/2033	175	144
Kimco Realty OP LLC	3.800%	4/1/2027	75	75
Kimco Realty OP LLC	1.900%	3/1/2028	500	480
Kimco Realty OP LLC	2.700%	10/1/2030	100	94
Kimco Realty OP LLC	3.200%	4/1/2032	200	186
Kimco Realty OP LLC	4.600%	2/1/2033	200	200
Kimco Realty OP LLC	6.400%	3/1/2034	100	110
Kimco Realty OP LLC	4.850%	3/1/2035	100	100
Kimco Realty OP LLC	4.125%	12/1/2046	50	41
Kimco Realty OP LLC	4.450%	9/1/2047	50	43
Kite Realty Group LP	4.950%	12/15/2031	50	51
Kite Realty Group LP	5.200%	8/15/2032	100	102
Kite Realty Group LP	5.500%	3/1/2034	100	103
LXP Industrial Trust	2.375%	10/1/2031	200	175
Mid-America Apartments LP	3.600%	6/1/2027	250	249
Mid-America Apartments LP	3.950%	3/15/2029	100	99
Mid-America Apartments LP	2.750%	3/15/2030	150	142
Mid-America Apartments LP	1.700%	2/15/2031	150	131
Mid-America Apartments LP	5.300%	2/15/2032	50	52
Mid-America Apartments LP	4.950%	3/1/2035	100	101
NNN REIT Inc.	3.500%	10/15/2027	350	347
NNN REIT Inc.	4.300%	10/15/2028	25	25
NNN REIT Inc.	2.500%	4/15/2030	75	70
NNN REIT Inc.	4.600%	2/15/2031	150	151
NNN REIT Inc.	5.600%	10/15/2033	150	157
NNN REIT Inc.	4.800%	10/15/2048	50	44
NNN REIT Inc.	3.100%	4/15/2050	50	32
NNN REIT Inc.	3.000%	4/15/2052	175	109
Omega Healthcare Investors Inc.	3.625%	10/1/2029	250	242
Omega Healthcare Investors Inc.	5.200%	7/1/2030	150	153
Omega Healthcare Investors Inc.	3.375%	2/1/2031	250	234
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	250	224
Prologis LP	2.125%	4/15/2027	105	103
Prologis LP	3.375%	12/15/2027	160	159
Prologis LP	3.875%	9/15/2028	100	100
Prologis LP	2.250%	4/15/2030	155	144
Prologis LP	1.750%	7/1/2030	200	180
Prologis LP	1.250%	10/15/2030	350	306
Prologis LP	2.250%	1/15/2032	100	89
Prologis LP	4.750%	6/15/2033	100	101
Prologis LP	5.125%	1/15/2034	127	130
Prologis LP	5.000%	3/15/2034	272	277
Prologis LP	5.000%	1/31/2035	125	127
Prologis LP	5.250%	5/15/2035	300	309
Prologis LP	4.375%	9/15/2048	75	63
Prologis LP	3.000%	4/15/2050	140	92
Prologis LP	2.125%	10/15/2050	100	54
Prologis LP	5.250%	6/15/2053	200	190
Prologis LP	5.250%	3/15/2054	100	95
Public Storage Operating Co.	3.094%	9/15/2027	100	99

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Storage Operating Co.	1.950%	11/9/2028	225	213
	Public Storage Operating Co.	5.125%	1/15/2029	100	103
	Public Storage Operating Co.	3.385%	5/1/2029	100	98
	Public Storage Operating Co.	2.250%	11/9/2031	225	201
	Public Storage Operating Co.	5.350%	8/1/2053	120	116
	Realty Income Corp.	3.000%	1/15/2027	150	149
	Realty Income Corp.	3.200%	1/15/2027	80	79
	Realty Income Corp.	3.950%	8/15/2027	450	450
	Realty Income Corp.	3.650%	1/15/2028	190	189
	Realty Income Corp.	2.100%	3/15/2028	300	288
	Realty Income Corp.	4.750%	2/15/2029	100	102
	Realty Income Corp.	4.000%	7/15/2029	60	60
	Realty Income Corp.	3.100%	12/15/2029	150	144
	Realty Income Corp.	3.400%	1/15/2030	80	78
	Realty Income Corp.	3.250%	1/15/2031	750	714
	Realty Income Corp.	2.850%	12/15/2032	50	45
	Realty Income Corp.	4.500%	2/1/2033	170	168
	Realty Income Corp.	1.800%	3/15/2033	500	415
	Realty Income Corp.	5.125%	4/15/2035	65	66
	Realty Income Corp.	4.650%	3/15/2047	175	154
	Realty Income Corp.	5.375%	9/1/2054	50	48
	Regency Centers LP	3.600%	2/1/2027	25	25
	Regency Centers LP	4.125%	3/15/2028	75	75
	Regency Centers LP	2.950%	9/15/2029	100	96
	Regency Centers LP	5.250%	1/15/2034	100	103
	Regency Centers LP	5.100%	1/15/2035	100	101
	Regency Centers LP	4.400%	2/1/2047	200	171
	Rexford Industrial Realty LP	2.150%	9/1/2031	200	175
	Sabra Health Care LP	3.900%	10/15/2029	150	147
	Sabra Health Care LP	3.200%	12/1/2031	150	137
	Safehold GL Holdings LLC	2.850%	1/15/2032	200	180
	Safehold GL Holdings LLC	5.650%	1/15/2035	70	72
	Simon Property Group LP	1.375%	1/15/2027	500	487
	Simon Property Group LP	1.750%	2/1/2028	250	240
	Simon Property Group LP	2.650%	7/15/2030	200	187
	Simon Property Group LP	4.375%	10/1/2030	99	100
	Simon Property Group LP	2.200%	2/1/2031	250	226
	Simon Property Group LP	2.250%	1/15/2032	500	441
	Simon Property Group LP	2.650%	2/1/2032	100	90
	Simon Property Group LP	6.250%	1/15/2034	85	93
	Simon Property Group LP	4.750%	9/26/2034	175	174
	Simon Property Group LP	5.125%	10/1/2035	583	591
	Simon Property Group LP	4.250%	11/30/2046	100	83
	Simon Property Group LP	3.250%	9/13/2049	300	207
	Simon Property Group LP	3.800%	7/15/2050	200	150
	Simon Property Group LP	5.850%	3/8/2053	89	90
	Simon Property Group LP	6.650%	1/15/2054	85	95
	Store Capital LLC	4.500%	3/15/2028	75	75
	Store Capital LLC	4.625%	3/15/2029	100	100
[5]	Store Capital LLC	5.400%	4/30/2030	65	66
	Sun Communities Operating LP	2.300%	11/1/2028	200	190
	Sun Communities Operating LP	4.200%	4/15/2032	200	194
	Tanger Properties LP	3.875%	7/15/2027	50	50
	UDR Inc.	3.500%	7/1/2027	150	149
	UDR Inc.	3.500%	1/15/2028	250	247
	UDR Inc.	3.200%	1/15/2030	60	58
	UDR Inc.	3.000%	8/15/2031	65	60
	UDR Inc.	1.900%	3/15/2033	200	165
	UDR Inc.	3.100%	11/1/2034	65	56
	Ventas Realty LP	3.850%	4/1/2027	50	50
	Ventas Realty LP	4.000%	3/1/2028	125	125
	Ventas Realty LP	3.000%	1/15/2030	100	95
	Ventas Realty LP	4.750%	11/15/2030	200	203
	Ventas Realty LP	5.100%	7/15/2032	175	180
	Ventas Realty LP	5.625%	7/1/2034	52	54
	Ventas Realty LP	5.000%	1/15/2035	200	200
	Ventas Realty LP	5.000%	2/15/2036	125	124
	Ventas Realty LP	4.875%	4/15/2049	80	70
	VICI Properties LP	4.750%	2/15/2028	200	202
	VICI Properties LP	4.950%	2/15/2030	200	202

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
VICI Properties LP	5.125%	11/15/2031	250	253
VICI Properties LP	5.125%	5/15/2032	200	201
VICI Properties LP	5.750%	4/1/2034	100	103
VICI Properties LP	5.625%	4/1/2035	201	205
Welltower OP LLC	4.250%	4/15/2028	175	176
Welltower OP LLC	4.125%	3/15/2029	250	250
Welltower OP LLC	4.500%	7/1/2030	250	253
Welltower OP LLC	2.750%	1/15/2031	250	232
Welltower OP LLC	2.750%	1/15/2032	300	273
Welltower OP LLC	5.125%	7/1/2035	300	306
Welltower OP LLC	6.500%	3/15/2041	25	28
Welltower OP LLC	4.950%	9/1/2048	75	70
Weyerhaeuser Co.	4.000%	11/15/2029	150	148
Weyerhaeuser Co.	4.000%	4/15/2030	200	197
Weyerhaeuser Co.	7.375%	3/15/2032	29	33
Weyerhaeuser Co.	3.375%	3/9/2033	200	183
WP Carey Inc.	2.250%	4/1/2033	200	169
				47,230
Technology (1.9%)
Accenture Capital Inc.	3.900%	10/4/2027	175	176
Accenture Capital Inc.	4.050%	10/4/2029	150	151
Accenture Capital Inc.	4.250%	10/4/2031	350	350
Accenture Capital Inc.	4.500%	10/4/2034	300	296
Adobe Inc.	2.150%	2/1/2027	180	177
Adobe Inc.	4.750%	1/17/2028	125	127
Adobe Inc.	4.950%	1/17/2030	175	181
Adobe Inc.	2.300%	2/1/2030	225	211
Adobe Inc.	5.300%	1/17/2035	100	105
Advanced Micro Devices Inc.	4.319%	3/24/2028	100	101
Analog Devices Inc.	3.500%	12/5/2026	200	199
Analog Devices Inc.	3.450%	6/15/2027	100	99
Analog Devices Inc.	4.250%	6/15/2028	250	252
Analog Devices Inc.	1.700%	10/1/2028	200	189
Analog Devices Inc.	4.500%	6/15/2030	200	203
Analog Devices Inc.	2.800%	10/1/2041	200	147
Analog Devices Inc.	2.950%	10/1/2051	400	259
Apple Inc.	3.350%	2/9/2027	10	10
Apple Inc.	3.200%	5/11/2027	775	771
Apple Inc.	2.900%	9/12/2027	555	548
Apple Inc.	1.200%	2/8/2028	500	476
Apple Inc.	4.000%	5/10/2028	200	202
Apple Inc.	4.000%	5/12/2028	175	176
Apple Inc.	1.400%	8/5/2028	350	331
Apple Inc.	2.200%	9/11/2029	430	406
Apple Inc.	4.150%	5/10/2030	48	49
Apple Inc.	4.200%	5/12/2030	125	126
Apple Inc.	1.250%	8/20/2030	500	444
Apple Inc.	1.650%	2/8/2031	500	446
Apple Inc.	1.700%	8/5/2031	200	177
Apple Inc.	4.500%	5/12/2032	125	128
Apple Inc.	3.350%	8/8/2032	200	192
Apple Inc.	4.750%	5/12/2035	150	154
Apple Inc.	4.500%	2/23/2036	121	122
Apple Inc.	2.375%	2/8/2041	355	256
Apple Inc.	3.850%	5/4/2043	450	380
Apple Inc.	4.450%	5/6/2044	200	184
Apple Inc.	3.450%	2/9/2045	825	640
Apple Inc.	4.375%	5/13/2045	400	357
Apple Inc.	4.650%	2/23/2046	1,110	1,018
Apple Inc.	3.850%	8/4/2046	375	304
Apple Inc.	3.750%	11/13/2047	450	356
Apple Inc.	2.650%	5/11/2050	815	509
Apple Inc.	2.400%	8/20/2050	75	45
Apple Inc.	2.650%	2/8/2051	794	491
Apple Inc.	2.700%	8/5/2051	75	47
Apple Inc.	2.800%	2/8/2061	600	351
Apple Inc.	2.850%	8/5/2061	275	162
Applied Materials Inc.	3.300%	4/1/2027	225	224
Applied Materials Inc.	1.750%	6/1/2030	200	181

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Applied Materials Inc.	5.100%	10/1/2035	100	103
	Applied Materials Inc.	4.600%	1/15/2036	156	154
	Applied Materials Inc.	5.850%	6/15/2041	125	133
	Applied Materials Inc.	4.350%	4/1/2047	175	150
	Applied Materials Inc.	2.750%	6/1/2050	200	128
	Arrow Electronics Inc.	3.875%	1/12/2028	100	99
	Arrow Electronics Inc.	5.875%	4/10/2034	200	209
	Atlassian Corp.	5.500%	5/15/2034	200	207
	Autodesk Inc.	3.500%	6/15/2027	75	75
	Autodesk Inc.	2.850%	1/15/2030	75	71
	Autodesk Inc.	2.400%	12/15/2031	200	178
	Avnet Inc.	6.250%	3/15/2028	100	104
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	150	156
	Broadcom Inc.	5.050%	7/12/2027	167	170
	Broadcom Inc.	1.950%	2/15/2028	157	151
	Broadcom Inc.	4.150%	2/15/2028	100	100
	Broadcom Inc.	4.800%	4/15/2028	300	305
	Broadcom Inc.	4.110%	9/15/2028	428	429
[5]	Broadcom Inc.	4.000%	4/15/2029	200	199
	Broadcom Inc.	4.750%	4/15/2029	965	983
	Broadcom Inc.	5.050%	7/12/2029	320	329
	Broadcom Inc.	4.350%	2/15/2030	200	201
	Broadcom Inc.	5.000%	4/15/2030	200	206
	Broadcom Inc.	5.050%	4/15/2030	700	722
	Broadcom Inc.	4.600%	7/15/2030	175	178
	Broadcom Inc.	4.200%	10/15/2030	175	175
	Broadcom Inc.	4.150%	11/15/2030	600	597
	Broadcom Inc.	2.450%	2/15/2031	1,000	914
	Broadcom Inc.	5.150%	11/15/2031	83	86
	Broadcom Inc.	4.550%	2/15/2032	500	501
	Broadcom Inc.	5.200%	4/15/2032	250	259
	Broadcom Inc.	4.900%	7/15/2032	200	204
	Broadcom Inc.	4.300%	11/15/2032	400	394
	Broadcom Inc.	2.600%	2/15/2033	50	44
	Broadcom Inc.	3.419%	4/15/2033	152	141
	Broadcom Inc.	3.469%	4/15/2034	586	535
	Broadcom Inc.	5.200%	7/15/2035	1,825	1,870
	Broadcom Inc.	4.800%	2/15/2036	844	832
[5]	Broadcom Inc.	3.187%	11/15/2036	50	42
[5]	Broadcom Inc.	4.926%	5/15/2037	550	542
	Broadcom Inc.	4.900%	2/15/2038	702	688
	Broadcom Inc.	3.500%	2/15/2041	670	546
	Broadcom Inc.	3.750%	2/15/2051	500	378
	Cadence Design Systems Inc.	4.200%	9/10/2027	100	101
	Cadence Design Systems Inc.	4.300%	9/10/2029	250	251
	Cadence Design Systems Inc.	4.700%	9/10/2034	400	400
	CDW LLC / CDW Finance Corp.	4.250%	4/1/2028	100	100
	CDW LLC / CDW Finance Corp.	3.250%	2/15/2029	100	96
	CDW LLC / CDW Finance Corp.	5.100%	3/1/2030	110	112
	CDW LLC / CDW Finance Corp.	5.550%	8/22/2034	110	112
[5]	CGI Inc.	4.950%	3/14/2030	200	203
	CGI Inc.	2.300%	9/14/2031	100	89
	Cisco Systems Inc.	4.800%	2/26/2027	250	253
	Cisco Systems Inc.	4.550%	2/24/2028	138	140
	Cisco Systems Inc.	4.850%	2/26/2029	450	462
	Cisco Systems Inc.	4.750%	2/24/2030	202	208
	Cisco Systems Inc.	4.950%	2/26/2031	642	665
	Cisco Systems Inc.	4.950%	2/24/2032	415	428
	Cisco Systems Inc.	5.050%	2/26/2034	713	734
	Cisco Systems Inc.	5.100%	2/24/2035	213	219
	Cisco Systems Inc.	5.900%	2/15/2039	400	430
	Cisco Systems Inc.	5.300%	2/26/2054	300	287
	Cisco Systems Inc.	5.500%	2/24/2055	148	146
	Cisco Systems Inc.	5.350%	2/26/2064	200	189
	Concentrix Corp.	6.600%	8/2/2028	136	140
	Corning Inc.	5.750%	8/15/2040	195	203
	Corning Inc.	3.900%	11/15/2049	100	77
	Corning Inc.	4.375%	11/15/2057	300	242
	Corning Inc.	5.450%	11/15/2079	200	183
	Dell Inc.	7.100%	4/15/2028	30	32

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dell Inc.	6.500%	4/15/2038	100	107
Dell International LLC / EMC Corp.	6.100%	7/15/2027	100	103
Dell International LLC / EMC Corp.	5.250%	2/1/2028	200	204
Dell International LLC / EMC Corp.	4.750%	4/1/2028	121	123
Dell International LLC / EMC Corp.	4.150%	2/15/2029	137	137
Dell International LLC / EMC Corp.	5.300%	10/1/2029	30	31
Dell International LLC / EMC Corp.	4.350%	2/1/2030	100	100
Dell International LLC / EMC Corp.	5.000%	4/1/2030	59	60
Dell International LLC / EMC Corp.	6.200%	7/15/2030	62	66
Dell International LLC / EMC Corp.	4.500%	2/15/2031	424	424
Dell International LLC / EMC Corp.	5.300%	4/1/2032	464	477
Dell International LLC / EMC Corp.	4.750%	10/6/2032	211	211
Dell International LLC / EMC Corp.	5.750%	2/1/2033	50	53
Dell International LLC / EMC Corp.	4.850%	2/1/2035	498	491
Dell International LLC / EMC Corp.	5.500%	4/1/2035	209	215
Dell International LLC / EMC Corp.	5.100%	2/15/2036	250	247
Dell International LLC / EMC Corp.	8.100%	7/15/2036	173	209
Dell International LLC / EMC Corp.	3.375%	12/15/2041	200	152
Dell International LLC / EMC Corp.	8.350%	7/15/2046	105	133
Dell International LLC / EMC Corp.	3.450%	12/15/2051	100	68
DXC Technology Co.	2.375%	9/15/2028	200	189
Flex Ltd.	4.875%	6/15/2029	150	152
Flex Ltd.	5.250%	1/15/2032	280	285
Flex Ltd.	5.375%	11/13/2035	213	213
Gartner Inc.	4.950%	3/20/2031	200	201
Gartner Inc.	5.600%	11/20/2035	200	200
Genpact Luxembourg Sarl / Genpact USA Inc.	6.000%	6/4/2029	50	52
Genpact UK Finco plc / Genpact USA Inc.	4.950%	11/18/2030	110	110
Hewlett Packard Enterprise Co.	4.050%	9/15/2027	189	189
Hewlett Packard Enterprise Co.	4.400%	9/25/2027	100	101
Hewlett Packard Enterprise Co.	5.250%	7/1/2028	200	205
Hewlett Packard Enterprise Co.	4.150%	9/15/2028	182	182
Hewlett Packard Enterprise Co.	4.550%	10/15/2029	275	277
Hewlett Packard Enterprise Co.	4.400%	10/15/2030	375	374
Hewlett Packard Enterprise Co.	4.850%	10/15/2031	150	151
Hewlett Packard Enterprise Co.	5.000%	10/15/2034	700	695
Hewlett Packard Enterprise Co.	6.350%	10/15/2045	157	161
Hewlett Packard Enterprise Co.	5.600%	10/15/2054	300	278
HP Inc.	3.000%	6/17/2027	350	345
HP Inc.	4.750%	1/15/2028	200	202
HP Inc.	5.400%	4/25/2030	150	155
HP Inc.	3.400%	6/17/2030	500	479
HP Inc.	2.650%	6/17/2031	200	180
HP Inc.	4.200%	4/15/2032	64	62
HP Inc.	6.100%	4/25/2035	215	227
HP Inc.	6.000%	9/15/2041	100	101
IBM International Capital Pte. Ltd.	4.750%	2/5/2031	200	204
IBM International Capital Pte. Ltd.	5.250%	2/5/2044	200	193
IBM International Capital Pte. Ltd.	5.300%	2/5/2054	200	186
Intel Corp.	3.750%	8/5/2027	200	199
Intel Corp.	4.875%	2/10/2028	310	314
Intel Corp.	1.600%	8/12/2028	200	188
Intel Corp.	2.450%	11/15/2029	625	583
Intel Corp.	3.900%	3/25/2030	345	338
Intel Corp.	2.000%	8/12/2031	200	175
Intel Corp.	4.150%	8/5/2032	200	193
Intel Corp.	4.000%	12/15/2032	150	143
Intel Corp.	5.200%	2/10/2033	396	404
Intel Corp.	4.600%	3/25/2040	100	89
Intel Corp.	2.800%	8/12/2041	200	139
Intel Corp.	4.800%	10/1/2041	162	144
Intel Corp.	4.250%	12/15/2042	150	121
Intel Corp.	4.900%	7/29/2045	150	129
Intel Corp.	4.100%	5/19/2046	250	191
Intel Corp.	4.100%	5/11/2047	200	151
Intel Corp.	3.734%	12/8/2047	500	355
Intel Corp.	3.250%	11/15/2049	300	192
Intel Corp.	4.750%	3/25/2050	400	326
Intel Corp.	3.050%	8/12/2051	250	153
Intel Corp.	5.700%	2/10/2053	481	448

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	5.600%	2/21/2054	500	461
Intel Corp.	3.100%	2/15/2060	300	168
Intel Corp.	3.200%	8/12/2061	200	114
Intel Corp.	5.050%	8/5/2062	300	244
Intel Corp.	5.900%	2/10/2063	200	187
International Business Machines Corp.	1.700%	5/15/2027	265	258
International Business Machines Corp.	6.220%	8/1/2027	75	78
International Business Machines Corp.	6.500%	1/15/2028	75	79
International Business Machines Corp.	4.500%	2/6/2028	300	303
International Business Machines Corp.	3.500%	5/15/2029	450	441
International Business Machines Corp.	1.950%	5/15/2030	500	456
International Business Machines Corp.	4.750%	2/6/2033	200	203
International Business Machines Corp.	5.200%	2/10/2035	200	205
International Business Machines Corp.	4.000%	6/20/2042	358	299
International Business Machines Corp.	4.250%	5/15/2049	700	564
International Business Machines Corp.	2.950%	5/15/2050	165	105
International Business Machines Corp.	5.700%	2/10/2055	930	916
Intuit Inc.	1.350%	7/15/2027	100	97
Intuit Inc.	1.650%	7/15/2030	100	90
Intuit Inc.	5.200%	9/15/2033	200	209
Intuit Inc.	5.500%	9/15/2053	275	270
Jabil Inc.	3.950%	1/12/2028	100	100
Jabil Inc.	3.600%	1/15/2030	100	97
Jabil Inc.	3.000%	1/15/2031	150	140
Juniper Networks Inc.	3.750%	8/15/2029	200	195
Juniper Networks Inc.	5.950%	3/15/2041	25	25
KLA Corp.	4.100%	3/15/2029	150	150
KLA Corp.	4.650%	7/15/2032	200	203
KLA Corp.	5.000%	3/15/2049	75	69
KLA Corp.	3.300%	3/1/2050	150	104
KLA Corp.	4.950%	7/15/2052	200	181
KLA Corp.	5.250%	7/15/2062	200	186
Kyndryl Holdings Inc.	2.700%	10/15/2028	100	96
Kyndryl Holdings Inc.	3.150%	10/15/2031	100	91
Kyndryl Holdings Inc.	4.100%	10/15/2041	100	79
Lam Research Corp.	4.000%	3/15/2029	150	150
Lam Research Corp.	1.900%	6/15/2030	295	268
Lam Research Corp.	4.875%	3/15/2049	125	114
Lam Research Corp.	2.875%	6/15/2050	150	97
Lam Research Corp.	3.125%	6/15/2060	100	62
Leidos Inc.	2.300%	2/15/2031	200	180
Leidos Inc.	5.750%	3/15/2033	82	87
Leidos Inc.	5.500%	3/15/2035	91	95
Marvell Technology Inc.	2.450%	4/15/2028	100	96
Marvell Technology Inc.	4.875%	6/22/2028	100	102
Marvell Technology Inc.	4.750%	7/15/2030	100	101
Marvell Technology Inc.	5.950%	9/15/2033	100	107
Marvell Technology Inc.	5.450%	7/15/2035	100	103
Microchip Technology Inc.	4.900%	3/15/2028	150	152
Microchip Technology Inc.	5.050%	3/15/2029	650	663
Microchip Technology Inc.	5.050%	2/15/2030	125	128
Micron Technology Inc.	5.327%	2/6/2029	150	155
Micron Technology Inc.	4.663%	2/15/2030	100	101
Micron Technology Inc.	5.300%	1/15/2031	150	155
Micron Technology Inc.	5.875%	2/9/2033	235	250
Micron Technology Inc.	5.800%	1/15/2035	150	158
Micron Technology Inc.	6.050%	11/1/2035	400	427
Micron Technology Inc.	3.366%	11/1/2041	100	76
Micron Technology Inc.	3.477%	11/1/2051	100	70
Microsoft Corp.	3.300%	2/6/2027	675	673
Microsoft Corp.	1.350%	9/15/2030	150	134
Microsoft Corp.	3.500%	2/12/2035	325	306
Microsoft Corp.	4.200%	11/3/2035	350	348
Microsoft Corp.	3.450%	8/8/2036	675	616
Microsoft Corp.	4.100%	2/6/2037	250	242
Microsoft Corp.	3.700%	8/8/2046	448	358
Microsoft Corp.	4.500%	6/15/2047	200	180
Microsoft Corp.	2.525%	6/1/2050	1,329	811
Microsoft Corp.	2.500%	9/15/2050	300	182
Microsoft Corp.	2.921%	3/17/2052	918	602

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Microsoft Corp.	2.675%	6/1/2060	944	541
Microsoft Corp.	3.041%	3/17/2062	356	221
Motorola Solutions Inc.	4.600%	2/23/2028	125	126
Motorola Solutions Inc.	4.850%	8/15/2030	100	102
Motorola Solutions Inc.	5.200%	8/15/2032	25	26
Motorola Solutions Inc.	5.550%	8/15/2035	925	961
Motorola Solutions Inc.	5.500%	9/1/2044	75	73
NetApp Inc.	2.375%	6/22/2027	100	98
NetApp Inc.	5.500%	3/17/2032	134	139
NetApp Inc.	5.700%	3/17/2035	122	128
Nokia OYJ	6.625%	5/15/2039	90	96
NVIDIA Corp.	1.550%	6/15/2028	250	238
NVIDIA Corp.	2.850%	4/1/2030	300	287
NVIDIA Corp.	2.000%	6/15/2031	250	225
NVIDIA Corp.	3.500%	4/1/2040	200	169
NVIDIA Corp.	3.500%	4/1/2050	350	259
NVIDIA Corp.	3.700%	4/1/2060	113	83
NXP BV / NXP Funding LLC	5.550%	12/1/2028	75	78
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/2029	450	451
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/2030	200	193
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/2031	200	181
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/2032	412	370
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/2041	200	151
Oracle Corp.	2.800%	4/1/2027	388	381
Oracle Corp.	2.300%	3/25/2028	300	286
Oracle Corp.	4.500%	5/6/2028	35	35
Oracle Corp.	4.800%	8/3/2028	400	402
Oracle Corp.	4.200%	9/27/2029	457	448
Oracle Corp.	6.150%	11/9/2029	225	235
Oracle Corp.	2.950%	4/1/2030	550	507
Oracle Corp.	4.650%	5/6/2030	100	99
Oracle Corp.	4.450%	9/26/2030	466	456
Oracle Corp.	2.875%	3/25/2031	1,159	1,039
Oracle Corp.	5.250%	2/3/2032	288	287
Oracle Corp.	4.800%	9/26/2032	500	483
Oracle Corp.	4.300%	7/8/2034	325	294
Oracle Corp.	4.700%	9/27/2034	325	302
Oracle Corp.	3.900%	5/15/2035	150	129
Oracle Corp.	5.500%	8/3/2035	331	325
Oracle Corp.	5.200%	9/26/2035	551	529
Oracle Corp.	3.800%	11/15/2037	525	424
Oracle Corp.	6.125%	7/8/2039	164	161
Oracle Corp.	3.600%	4/1/2040	605	448
Oracle Corp.	5.375%	7/15/2040	852	763
Oracle Corp.	3.650%	3/25/2041	386	282
Oracle Corp.	4.500%	7/8/2044	250	191
Oracle Corp.	4.125%	5/15/2045	425	306
Oracle Corp.	5.875%	9/26/2045	650	588
Oracle Corp.	4.000%	7/15/2046	523	363
Oracle Corp.	4.000%	11/15/2047	600	411
Oracle Corp.	3.600%	4/1/2050	795	494
Oracle Corp.	6.900%	11/9/2052	550	543
Oracle Corp.	5.550%	2/6/2053	584	485
Oracle Corp.	5.375%	9/27/2054	200	162
Oracle Corp.	6.000%	8/3/2055	345	304
Oracle Corp.	5.950%	9/26/2055	800	709
Oracle Corp.	3.850%	4/1/2060	475	290
Oracle Corp.	4.100%	3/25/2061	261	168
Oracle Corp.	6.125%	8/3/2065	590	521
Oracle Corp.	6.100%	9/26/2065	374	330
Qorvo Inc.	4.375%	10/15/2029	200	197
QUALCOMM Inc.	3.250%	5/20/2027	400	398
QUALCOMM Inc.	1.300%	5/20/2028	378	357
QUALCOMM Inc.	1.650%	5/20/2032	714	610
QUALCOMM Inc.	4.750%	5/20/2032	100	102
QUALCOMM Inc.	5.400%	5/20/2033	200	212
QUALCOMM Inc.	4.300%	5/20/2047	250	210
QUALCOMM Inc.	3.250%	5/20/2050	200	138
QUALCOMM Inc.	4.500%	5/20/2052	200	169
QUALCOMM Inc.	6.000%	5/20/2053	200	210

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Roper Technologies Inc.	3.800%	12/15/2026	145	145
Roper Technologies Inc.	1.400%	9/15/2027	500	479
Roper Technologies Inc.	4.200%	9/15/2028	175	175
Roper Technologies Inc.	2.950%	9/15/2029	125	120
Roper Technologies Inc.	2.000%	6/30/2030	125	113
Roper Technologies Inc.	4.750%	2/15/2032	50	51
Roper Technologies Inc.	4.900%	10/15/2034	200	199
Salesforce Inc.	3.700%	4/11/2028	325	325
Salesforce Inc.	1.500%	7/15/2028	200	189
Salesforce Inc.	1.950%	7/15/2031	300	267
Salesforce Inc.	2.700%	7/15/2041	250	181
Salesforce Inc.	2.900%	7/15/2051	244	155
Salesforce Inc.	3.050%	7/15/2061	200	121
ServiceNow Inc.	1.400%	9/1/2030	400	352
Synopsys Inc.	4.550%	4/1/2027	59	59
Synopsys Inc.	4.650%	4/1/2028	79	80
Synopsys Inc.	4.850%	4/1/2030	72	74
Synopsys Inc.	5.000%	4/1/2032	114	116
Synopsys Inc.	5.150%	4/1/2035	315	320
Synopsys Inc.	5.700%	4/1/2055	526	521
TD SYNNEX Corp.	4.300%	1/17/2029	179	179
TD SYNNEX Corp.	5.300%	10/10/2035	400	396
Teledyne Technologies Inc.	2.750%	4/1/2031	300	278
Texas Instruments Inc.	2.900%	11/3/2027	94	93
Texas Instruments Inc.	2.250%	9/4/2029	100	94
Texas Instruments Inc.	1.750%	5/4/2030	210	191
Texas Instruments Inc.	4.500%	5/23/2030	200	203
Texas Instruments Inc.	1.900%	9/15/2031	150	133
Texas Instruments Inc.	4.900%	3/14/2033	200	206
Texas Instruments Inc.	4.850%	2/8/2034	100	103
Texas Instruments Inc.	3.875%	3/15/2039	142	127
Texas Instruments Inc.	4.150%	5/15/2048	300	247
Texas Instruments Inc.	5.000%	3/14/2053	400	366
Texas Instruments Inc.	5.150%	2/8/2054	200	188
Texas Instruments Inc.	5.050%	5/18/2063	300	268
TSMC Arizona Corp.	2.500%	10/25/2031	200	182
TSMC Arizona Corp.	4.250%	4/22/2032	200	200
TSMC Arizona Corp.	3.125%	10/25/2041	200	161
TSMC Arizona Corp.	3.250%	10/25/2051	200	151
TSMC Arizona Corp.	4.500%	4/22/2052	200	187
VMware LLC	3.900%	8/21/2027	300	300
VMware LLC	1.800%	8/15/2028	200	189
VMware LLC	4.700%	5/15/2030	150	152
VMware LLC	2.200%	8/15/2031	300	267
Western Digital Corp.	2.850%	2/1/2029	200	191
Workday Inc.	3.500%	4/1/2027	200	199
Workday Inc.	3.700%	4/1/2029	100	99
Workday Inc.	3.800%	4/1/2032	200	191
Xilinx Inc.	2.375%	6/1/2030	200	186
				96,971
Utilities (2.5%)
AEP Texas Inc.	3.950%	6/1/2028	100	100
AEP Texas Inc.	5.450%	5/15/2029	200	207
AEP Texas Inc.	2.100%	7/1/2030	200	182
AEP Texas Inc.	5.700%	5/15/2034	253	264
AEP Texas Inc.	3.800%	10/1/2047	50	37
AEP Texas Inc.	5.250%	5/15/2052	89	82
AEP Texas Inc.	5.850%	10/15/2055	195	191
AEP Transmission Co. LLC	5.150%	4/1/2034	50	51
AEP Transmission Co. LLC	4.000%	12/1/2046	75	60
AEP Transmission Co. LLC	3.750%	12/1/2047	100	77
AEP Transmission Co. LLC	3.800%	6/15/2049	70	53
AEP Transmission Co. LLC	3.150%	9/15/2049	70	47
AEP Transmission Co. LLC	3.650%	4/1/2050	150	111
AEP Transmission Co. LLC	4.500%	6/15/2052	400	339
AES Corp.	5.450%	6/1/2028	200	205
AES Corp.	2.450%	1/15/2031	300	272
AES Corp.	5.800%	3/15/2032	308	316
Alabama Power Co.	1.450%	9/15/2030	500	444

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Alabama Power Co.	4.300%	3/15/2031	100	100
Alabama Power Co.	3.940%	9/1/2032	331	321
Alabama Power Co.	6.125%	5/15/2038	50	54
Alabama Power Co.	3.850%	12/1/2042	25	20
Alabama Power Co.	4.150%	8/15/2044	75	63
Alabama Power Co.	3.750%	3/1/2045	150	118
Alabama Power Co.	4.300%	1/2/2046	200	169
Alabama Power Co.	3.700%	12/1/2047	50	38
Alabama Power Co.	3.450%	10/1/2049	58	41
Alabama Power Co.	3.125%	7/15/2051	107	71
Alabama Power Co.	3.000%	3/15/2052	200	130
Alliant Energy Corp.	5.750%	4/1/2056	107	107
Ameren Corp.	5.700%	12/1/2026	200	203
Ameren Corp.	1.950%	3/15/2027	200	195
Ameren Corp.	3.500%	1/15/2031	300	288
Ameren Corp.	5.375%	3/15/2035	243	250
Ameren Illinois Co.	3.800%	5/15/2028	75	75
Ameren Illinois Co.	4.950%	6/1/2033	125	128
Ameren Illinois Co.	3.700%	12/1/2047	150	115
Ameren Illinois Co.	3.250%	3/15/2050	60	41
Ameren Illinois Co.	5.550%	7/1/2054	200	196
Ameren Illinois Co.	5.625%	3/1/2055	158	157
American Electric Power Co. Inc.	3.200%	11/13/2027	75	74
American Electric Power Co. Inc.	4.300%	12/1/2028	150	151
American Electric Power Co. Inc.	5.200%	1/15/2029	200	206
American Electric Power Co. Inc.	5.625%	3/1/2033	200	210
American Electric Power Co. Inc.	3.250%	3/1/2050	71	47
American Electric Power Co. Inc.	6.950%	12/15/2054	175	188
American Electric Power Co. Inc.	7.050%	12/15/2054	150	157
American Electric Power Co. Inc.	5.800%	3/15/2056	257	255
American Electric Power Co. Inc.	6.050%	3/15/2056	210	206
American Electric Power Co. Inc.	3.875%	2/15/2062	150	147
American Water Capital Corp.	2.950%	9/1/2027	325	320
American Water Capital Corp.	3.450%	6/1/2029	125	123
American Water Capital Corp.	2.800%	5/1/2030	100	95
American Water Capital Corp.	4.450%	6/1/2032	250	250
American Water Capital Corp.	5.150%	3/1/2034	150	155
American Water Capital Corp.	5.250%	3/1/2035	241	248
American Water Capital Corp.	6.593%	10/15/2037	50	57
American Water Capital Corp.	4.300%	9/1/2045	100	85
American Water Capital Corp.	3.750%	9/1/2047	100	77
American Water Capital Corp.	4.200%	9/1/2048	100	81
American Water Capital Corp.	4.150%	6/1/2049	125	101
American Water Capital Corp.	3.450%	5/1/2050	100	71
American Water Capital Corp.	3.250%	6/1/2051	98	66
American Water Capital Corp.	5.700%	9/1/2055	139	139
Appalachian Power Co.	3.300%	6/1/2027	500	495
Appalachian Power Co.	5.650%	4/1/2034	100	105
Appalachian Power Co.	4.500%	3/1/2049	71	58
Appalachian Power Co.	3.700%	5/1/2050	100	73
Arizona Public Service Co.	2.950%	9/15/2027	50	49
Arizona Public Service Co.	5.700%	8/15/2034	163	171
Arizona Public Service Co.	4.500%	4/1/2042	225	198
Arizona Public Service Co.	4.350%	11/15/2045	125	104
Arizona Public Service Co.	4.250%	3/1/2049	100	80
Arizona Public Service Co.	3.350%	5/15/2050	100	68
Arizona Public Service Co.	2.650%	9/15/2050	100	60
Arizona Public Service Co.	5.900%	8/15/2055	200	203
Atmos Energy Corp.	3.000%	6/15/2027	100	99
Atmos Energy Corp.	2.625%	9/15/2029	100	95
Atmos Energy Corp.	5.900%	11/15/2033	300	324
Atmos Energy Corp.	5.200%	8/15/2035	100	103
Atmos Energy Corp.	5.500%	6/15/2041	200	205
Atmos Energy Corp.	4.150%	1/15/2043	100	85
Atmos Energy Corp.	4.125%	10/15/2044	50	42
Atmos Energy Corp.	3.375%	9/15/2049	400	281
Atmos Energy Corp.	2.850%	2/15/2052	200	124
Atmos Energy Corp.	5.000%	12/15/2054	200	182
Atmos Energy Corp.	5.450%	1/15/2056	85	82
Avangrid Inc.	3.800%	6/1/2029	195	192

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Avista Corp.	4.350%	6/1/2048	75	62
	Avista Corp.	4.000%	4/1/2052	72	54
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	100	90
	Baltimore Gas & Electric Co.	5.300%	6/1/2034	100	104
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	250	259
	Baltimore Gas & Electric Co.	3.500%	8/15/2046	100	74
	Baltimore Gas & Electric Co.	3.750%	8/15/2047	200	152
	Baltimore Gas & Electric Co.	4.250%	9/15/2048	50	41
	Baltimore Gas & Electric Co.	3.200%	9/15/2049	80	54
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	100	64
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	300	288
	Baltimore Gas & Electric Co.	5.650%	6/1/2054	100	99
[5]	Basin Electric Power Cooperative	5.850%	10/15/2055	150	147
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	125	123
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	450	442
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	450	489
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	225	241
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	150	144
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	150	130
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	50	38
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	100	83
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	200	160
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	200	124
	Black Hills Corp.	3.150%	1/15/2027	75	74
	Black Hills Corp.	3.050%	10/15/2029	70	67
	Black Hills Corp.	4.550%	1/31/2031	100	100
	Black Hills Corp.	4.350%	5/1/2033	75	72
	Black Hills Corp.	6.000%	1/15/2035	300	320
	Black Hills Corp.	4.200%	9/15/2046	50	40
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/2033	50	57
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	106	108
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	50	51
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	50	51
	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	182	183
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	121	106
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	100	64
	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	200	141
	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	56	50
	CenterPoint Energy Inc.	5.400%	6/1/2029	186	193
	CenterPoint Energy Inc.	2.950%	3/1/2030	70	66
	CenterPoint Energy Inc.	6.850%	2/15/2055	100	107
	CenterPoint Energy Inc.	7.000%	2/15/2055	50	52
	CenterPoint Energy Inc.	5.950%	4/1/2056	130	131
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	100	100
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	100	89
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	200	198
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	13	13
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	50	52
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	250	260
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	125	108
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	175	184
	CMS Energy Corp.	3.450%	8/15/2027	50	50
	CMS Energy Corp.	4.875%	3/1/2044	75	67
	CMS Energy Corp.	4.750%	6/1/2050	100	98
	CMS Energy Corp.	6.500%	6/1/2055	175	180
	Commonwealth Edison Co.	2.950%	8/15/2027	75	74
	Commonwealth Edison Co.	3.700%	8/15/2028	145	144
	Commonwealth Edison Co.	2.200%	3/1/2030	50	46
	Commonwealth Edison Co.	5.300%	6/1/2034	50	52
	Commonwealth Edison Co.	5.900%	3/15/2036	150	161
	Commonwealth Edison Co.	6.450%	1/15/2038	175	195
	Commonwealth Edison Co.	4.600%	8/15/2043	75	67
	Commonwealth Edison Co.	4.700%	1/15/2044	175	157
	Commonwealth Edison Co.	3.700%	3/1/2045	75	59
	Commonwealth Edison Co.	3.650%	6/15/2046	100	76
	Commonwealth Edison Co.	4.000%	3/1/2048	150	119
	Commonwealth Edison Co.	4.000%	3/1/2049	125	97
	Commonwealth Edison Co.	3.000%	3/1/2050	200	131
	Commonwealth Edison Co.	3.850%	3/15/2052	200	150
	Commonwealth Edison Co.	5.650%	6/1/2054	100	99

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Edison Co.	5.950%	6/1/2055	300	311
	Connecticut Light & Power Co.	3.200%	3/15/2027	50	50
	Connecticut Light & Power Co.	4.950%	8/15/2034	50	50
	Connecticut Light & Power Co.	4.300%	4/15/2044	150	128
	Connecticut Light & Power Co.	4.000%	4/1/2048	160	127
	Consolidated Edison Co of New York Inc.	5.750%	11/15/2055	179	179
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	600	549
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	76	79
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	200	206
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	200	204
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	75	82
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	125	103
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	200	174
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	375	323
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	145	114
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	75	58
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	300	238
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	250	195
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	200	210
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	200	204
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	100	100
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	300	291
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	75	56
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	120	98
	Constellation Energy Generation LLC	5.600%	3/1/2028	46	47
	Constellation Energy Generation LLC	5.800%	3/1/2033	134	143
	Constellation Energy Generation LLC	6.125%	1/15/2034	200	217
	Constellation Energy Generation LLC	6.250%	10/1/2039	210	228
	Constellation Energy Generation LLC	5.750%	10/1/2041	75	76
	Constellation Energy Generation LLC	5.600%	6/15/2042	155	156
	Constellation Energy Generation LLC	6.500%	10/1/2053	200	218
	Consumers Energy Co.	3.800%	11/15/2028	75	75
	Consumers Energy Co.	4.700%	1/15/2030	100	102
	Consumers Energy Co.	4.500%	1/15/2031	50	51
	Consumers Energy Co.	3.600%	8/15/2032	19	18
	Consumers Energy Co.	4.625%	5/15/2033	75	75
	Consumers Energy Co.	5.050%	5/15/2035	150	153
	Consumers Energy Co.	3.950%	5/15/2043	75	62
	Consumers Energy Co.	3.250%	8/15/2046	50	36
	Consumers Energy Co.	3.950%	7/15/2047	50	40
	Consumers Energy Co.	4.050%	5/15/2048	425	342
	Consumers Energy Co.	4.350%	4/15/2049	80	67
	Consumers Energy Co.	3.100%	8/15/2050	80	53
	Consumers Energy Co.	3.500%	8/1/2051	200	144
	Consumers Energy Co.	4.200%	9/1/2052	84	68
[5]	Dayton Power & Light Co.	4.550%	8/15/2030	60	60
	Delmarva Power & Light Co.	4.150%	5/15/2045	100	84
	Dominion Energy Inc.	4.600%	5/15/2028	100	101
	Dominion Energy Inc.	4.250%	6/1/2028	125	125
	Dominion Energy Inc.	3.375%	4/1/2030	125	121
	Dominion Energy Inc.	2.250%	8/15/2031	250	223
	Dominion Energy Inc.	4.350%	8/15/2032	56	55
	Dominion Energy Inc.	5.375%	11/15/2032	200	208
	Dominion Energy Inc.	6.300%	3/15/2033	75	81
	Dominion Energy Inc.	5.250%	8/1/2033	250	256
	Dominion Energy Inc.	5.950%	6/15/2035	225	240
	Dominion Energy Inc.	4.900%	8/1/2041	280	258
	Dominion Energy Inc.	4.050%	9/15/2042	300	244
	Dominion Energy Inc.	4.850%	8/15/2052	200	172
	Dominion Energy Inc.	7.000%	6/1/2054	100	108
	Dominion Energy Inc.	6.875%	2/1/2055	100	104
	Dominion Energy Inc.	6.625%	5/15/2055	200	206
	Dominion Energy Inc.	6.000%	2/15/2056	250	252
	Dominion Energy Inc.	6.200%	2/15/2056	350	352
	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	100	89
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	50	56
	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	50	52
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	125	135
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	75	76
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	75	67

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DTE Electric Co.	4.250%	5/14/2027	50	50
	DTE Electric Co.	2.250%	3/1/2030	450	419
	DTE Electric Co.	2.625%	3/1/2031	100	92
	DTE Electric Co.	3.000%	3/1/2032	250	231
	DTE Electric Co.	5.200%	3/1/2034	50	52
	DTE Electric Co.	5.250%	5/15/2035	125	129
	DTE Electric Co.	4.000%	4/1/2043	225	187
	DTE Electric Co.	3.700%	6/1/2046	50	38
	DTE Electric Co.	3.750%	8/15/2047	100	77
	DTE Electric Co.	3.950%	3/1/2049	78	61
	DTE Electric Co.	2.950%	3/1/2050	150	99
	DTE Electric Co.	3.650%	3/1/2052	250	184
	DTE Electric Co.	5.850%	5/15/2055	285	292
	DTE Energy Co.	4.950%	7/1/2027	100	101
	DTE Energy Co.	4.875%	6/1/2028	300	305
	DTE Energy Co.	5.100%	3/1/2029	200	205
	DTE Energy Co.	3.400%	6/15/2029	94	91
	DTE Energy Co.	2.950%	3/1/2030	60	57
	DTE Energy Co.	5.200%	4/1/2030	116	120
	DTE Energy Co.	5.850%	6/1/2034	364	388
	DTE Energy Co.	5.050%	10/1/2035	503	503
	Duke Energy Carolinas LLC	3.950%	11/15/2028	125	125
	Duke Energy Carolinas LLC	6.000%	12/1/2028	125	132
	Duke Energy Carolinas LLC	2.450%	8/15/2029	200	189
	Duke Energy Carolinas LLC	2.450%	2/1/2030	100	94
	Duke Energy Carolinas LLC	4.850%	3/15/2030	100	103
	Duke Energy Carolinas LLC	2.550%	4/15/2031	200	184
	Duke Energy Carolinas LLC	4.950%	1/15/2033	175	180
	Duke Energy Carolinas LLC	4.850%	1/15/2034	200	202
	Duke Energy Carolinas LLC	6.100%	6/1/2037	100	108
	Duke Energy Carolinas LLC	6.000%	1/15/2038	25	27
	Duke Energy Carolinas LLC	6.050%	4/15/2038	25	27
	Duke Energy Carolinas LLC	5.300%	2/15/2040	150	152
	Duke Energy Carolinas LLC	4.000%	9/30/2042	175	147
	Duke Energy Carolinas LLC	3.875%	3/15/2046	100	79
	Duke Energy Carolinas LLC	3.700%	12/1/2047	100	76
	Duke Energy Carolinas LLC	3.200%	8/15/2049	350	239
	Duke Energy Carolinas LLC	5.400%	1/15/2054	350	339
	Duke Energy Carolinas SC Storm Funding LLC	4.898%	3/1/2046	260	260
	Duke Energy Corp.	3.150%	8/15/2027	140	138
	Duke Energy Corp.	4.300%	3/15/2028	200	201
	Duke Energy Corp.	2.450%	6/1/2030	100	93
	Duke Energy Corp.	2.550%	6/15/2031	200	182
	Duke Energy Corp.	5.750%	9/15/2033	100	106
	Duke Energy Corp.	5.450%	6/15/2034	100	104
	Duke Energy Corp.	4.950%	9/15/2035	139	138
	Duke Energy Corp.	4.800%	12/15/2045	125	111
	Duke Energy Corp.	3.750%	9/1/2046	180	136
	Duke Energy Corp.	4.200%	6/15/2049	115	90
	Duke Energy Corp.	3.500%	6/15/2051	140	97
	Duke Energy Corp.	6.100%	9/15/2053	350	361
	Duke Energy Corp.	5.800%	6/15/2054	575	568
	Duke Energy Corp.	6.450%	9/1/2054	150	157
	Duke Energy Corp.	3.250%	1/15/2082	200	194
	Duke Energy Florida LLC	3.800%	7/15/2028	100	100
	Duke Energy Florida LLC	2.500%	12/1/2029	425	401
	Duke Energy Florida LLC	1.750%	6/15/2030	100	90
	Duke Energy Florida LLC	4.200%	12/1/2030	25	25
	Duke Energy Florida LLC	2.400%	12/15/2031	200	181
	Duke Energy Florida LLC	4.850%	12/1/2035	100	100
	Duke Energy Florida LLC	6.350%	9/15/2037	225	250
	Duke Energy Florida LLC	6.400%	6/15/2038	200	223
	Duke Energy Florida LLC	3.850%	11/15/2042	100	82
	Duke Energy Florida LLC	3.400%	10/1/2046	100	73
	Duke Energy Florida LLC	4.200%	7/15/2048	100	81
	Duke Energy Florida LLC	6.200%	11/15/2053	380	406
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/2031	59	57
	Duke Energy Indiana LLC	5.250%	3/1/2034	100	103
	Duke Energy Indiana LLC	6.350%	8/15/2038	590	651
	Duke Energy Indiana LLC	3.750%	5/15/2046	175	136

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Indiana LLC	5.900%	5/15/2055	25	25
	Duke Energy Ohio Inc.	2.125%	6/1/2030	100	92
	Duke Energy Ohio Inc.	5.300%	6/15/2035	75	77
	Duke Energy Ohio Inc.	3.700%	6/15/2046	25	19
	Duke Energy Ohio Inc.	5.550%	3/15/2054	100	97
	Duke Energy Progress LLC	2.000%	8/15/2031	200	178
	Duke Energy Progress LLC	5.250%	3/15/2033	350	364
	Duke Energy Progress LLC	5.100%	3/15/2034	100	103
	Duke Energy Progress LLC	5.050%	3/15/2035	201	205
	Duke Energy Progress LLC	4.375%	3/30/2044	300	257
	Duke Energy Progress LLC	3.700%	10/15/2046	50	38
	Duke Energy Progress LLC	3.600%	9/15/2047	50	37
	Duke Energy Progress LLC	5.350%	3/15/2053	150	143
	Duke Energy Progress LLC	5.550%	3/15/2055	241	238
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/2030	46	45
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2039	100	86
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/2043	100	77
	Edison International	5.750%	6/15/2027	25	25
	Edison International	5.250%	11/15/2028	50	51
	Edison International	5.450%	6/15/2029	100	102
	Edison International	6.950%	11/15/2029	250	266
	Edison International	5.250%	3/15/2032	60	60
	Emera US Finance LP	4.750%	6/15/2046	245	209
	Enel Chile SA	4.875%	6/12/2028	125	127
	Entergy Arkansas LLC	5.450%	6/1/2034	125	131
	Entergy Arkansas LLC	2.650%	6/15/2051	500	297
	Entergy Arkansas LLC	5.750%	6/1/2054	50	50
	Entergy Corp.	2.800%	6/15/2030	100	94
	Entergy Corp.	3.750%	6/15/2050	300	218
	Entergy Corp.	7.125%	12/1/2054	100	105
	Entergy Corp.	5.875%	6/15/2056	75	75
	Entergy Corp.	6.100%	6/15/2056	100	100
	Entergy Louisiana LLC	3.120%	9/1/2027	100	99
	Entergy Louisiana LLC	3.050%	6/1/2031	100	94
	Entergy Louisiana LLC	4.000%	3/15/2033	150	145
	Entergy Louisiana LLC	5.350%	3/15/2034	50	52
	Entergy Louisiana LLC	5.150%	9/15/2034	150	153
	Entergy Louisiana LLC	4.950%	1/15/2045	150	137
	Entergy Louisiana LLC	4.200%	9/1/2048	167	135
	Entergy Louisiana LLC	4.200%	4/1/2050	100	80
	Entergy Louisiana LLC	2.900%	3/15/2051	121	76
	Entergy Louisiana LLC	4.750%	9/15/2052	150	131
	Entergy Louisiana LLC	5.700%	3/15/2054	250	249
	Entergy Louisiana LLC	5.800%	3/15/2055	275	276
	Entergy Mississippi LLC	2.850%	6/1/2028	125	122
	Entergy Mississippi LLC	5.850%	6/1/2054	200	201
	Entergy Mississippi LLC	5.800%	4/15/2055	88	88
	Entergy Texas Inc.	4.000%	3/30/2029	100	100
	Entergy Texas Inc.	1.750%	3/15/2031	500	441
	Essential Utilities Inc.	4.800%	8/15/2027	500	506
	Essential Utilities Inc.	3.566%	5/1/2029	75	74
	Essential Utilities Inc.	2.704%	4/15/2030	100	94
	Essential Utilities Inc.	4.276%	5/1/2049	85	69
	Essential Utilities Inc.	3.351%	4/15/2050	200	138
	Evergy Inc.	2.900%	9/15/2029	400	381
	Evergy Kansas Central Inc.	3.100%	4/1/2027	100	99
	Evergy Kansas Central Inc.	5.250%	3/15/2035	46	47
	Evergy Kansas Central Inc.	4.125%	3/1/2042	510	429
	Evergy Kansas Central Inc.	3.250%	9/1/2049	100	68
	Evergy Metro Inc.	2.250%	6/1/2030	100	92
	Evergy Metro Inc.	4.950%	4/15/2033	100	102
	Evergy Metro Inc.	5.400%	4/1/2034	250	260
	Evergy Metro Inc.	5.125%	8/15/2035	227	229
	Evergy Metro Inc.	4.200%	6/15/2047	100	81
[5]	Evergy Missouri West Inc.	5.650%	6/1/2034	50	52
	Eversource Energy	3.300%	1/15/2028	100	98
	Eversource Energy	4.250%	4/1/2029	200	200
	Eversource Energy	5.850%	4/15/2031	400	422
	Eversource Energy	3.375%	3/1/2032	119	110
	Eversource Energy	5.125%	5/15/2033	100	101

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	5.950%	7/15/2034	375	396
	Eversource Energy	3.450%	1/15/2050	200	142
	Exelon Corp.	2.750%	3/15/2027	250	246
	Exelon Corp.	5.150%	3/15/2028	200	204
	Exelon Corp.	5.150%	3/15/2029	100	103
	Exelon Corp.	5.450%	3/15/2034	100	104
	Exelon Corp.	4.950%	6/15/2035	225	224
	Exelon Corp.	5.625%	6/15/2035	20	21
	Exelon Corp.	5.100%	6/15/2045	145	134
	Exelon Corp.	5.600%	3/15/2053	550	533
	Exelon Corp.	5.875%	3/15/2055	85	85
	Exelon Corp.	6.500%	3/15/2055	85	88
	FirstEnergy Corp.	3.900%	7/15/2027	100	100
	FirstEnergy Corp.	2.250%	9/1/2030	150	136
	FirstEnergy Corp.	4.850%	7/15/2047	150	132
	FirstEnergy Corp.	3.400%	3/1/2050	250	173
	FirstEnergy Transmission LLC	4.550%	1/15/2030	100	101
[5]	FirstEnergy Transmission LLC	4.750%	1/15/2033	100	100
	FirstEnergy Transmission LLC	5.000%	1/15/2035	50	50
	Florida Power & Light Co.	3.300%	5/30/2027	50	50
	Florida Power & Light Co.	4.400%	5/15/2028	200	202
	Florida Power & Light Co.	5.150%	6/15/2029	150	156
	Florida Power & Light Co.	4.625%	5/15/2030	200	204
	Florida Power & Light Co.	2.450%	2/3/2032	200	181
	Florida Power & Light Co.	5.100%	4/1/2033	200	207
	Florida Power & Light Co.	4.800%	5/15/2033	200	204
	Florida Power & Light Co.	5.625%	4/1/2034	25	27
	Florida Power & Light Co.	5.300%	6/15/2034	150	157
	Florida Power & Light Co.	4.700%	2/15/2036	190	188
	Florida Power & Light Co.	5.960%	4/1/2039	325	350
	Florida Power & Light Co.	4.125%	2/1/2042	170	148
	Florida Power & Light Co.	4.050%	6/1/2042	125	107
	Florida Power & Light Co.	3.700%	12/1/2047	150	115
	Florida Power & Light Co.	3.950%	3/1/2048	275	220
	Florida Power & Light Co.	3.150%	10/1/2049	205	140
	Florida Power & Light Co.	2.875%	12/4/2051	500	318
	Florida Power & Light Co.	5.600%	6/15/2054	150	151
	Florida Power & Light Co.	5.700%	3/15/2055	60	61
	Florida Power & Light Co.	5.800%	3/15/2065	60	61
	Florida Power & Light Co.	5.600%	2/15/2066	174	172
	Georgia Power Co.	5.004%	2/23/2027	75	76
	Georgia Power Co.	4.650%	5/16/2028	200	203
	Georgia Power Co.	4.000%	10/1/2028	167	168
	Georgia Power Co.	4.550%	3/15/2030	500	508
	Georgia Power Co.	4.850%	3/15/2031	284	291
	Georgia Power Co.	4.950%	5/17/2033	200	204
	Georgia Power Co.	5.250%	3/15/2034	150	155
	Georgia Power Co.	5.200%	3/15/2035	510	524
	Georgia Power Co.	4.750%	9/1/2040	175	166
	Georgia Power Co.	4.300%	3/15/2043	100	86
	Georgia Power Co.	5.125%	5/15/2052	245	228
	Georgia Power Co.	5.500%	10/1/2055	150	146
	Iberdrola International BV	6.750%	7/15/2036	75	86
	Idaho Power Co.	5.200%	8/15/2034	50	51
	Idaho Power Co.	5.500%	3/15/2053	150	146
	Idaho Power Co.	5.800%	4/1/2054	200	203
	Indiana Michigan Power Co.	3.850%	5/15/2028	250	250
	Indiana Michigan Power Co.	4.250%	8/15/2048	100	81
	Indiana Michigan Power Co.	5.625%	4/1/2053	100	99
	Interstate Power & Light Co.	4.100%	9/26/2028	125	125
	Interstate Power & Light Co.	3.600%	4/1/2029	60	59
	Interstate Power & Light Co.	2.300%	6/1/2030	100	92
	Interstate Power & Light Co.	4.950%	9/30/2034	50	50
	Interstate Power & Light Co.	5.600%	6/29/2035	125	130
	Interstate Power & Light Co.	6.250%	7/15/2039	50	53
	Interstate Power & Light Co.	3.700%	9/15/2046	75	56
	Interstate Power & Light Co.	5.450%	9/30/2054	100	95
	IPALCO Enterprises Inc.	5.750%	4/1/2034	100	102
	ITC Holdings Corp.	3.350%	11/15/2027	100	99
	ITC Holdings Corp.	5.300%	7/1/2043	200	193

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Jersey Central Power & Light Co.	4.150%	1/15/2029	236	236
[5]	Jersey Central Power & Light Co.	4.400%	1/15/2031	150	149
	Jersey Central Power & Light Co.	5.100%	1/15/2035	50	51
[5]	Jersey Central Power & Light Co.	5.150%	1/15/2036	150	152
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	58	56
[2]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	197	189
	Kentucky Utilities Co.	5.125%	11/1/2040	125	123
	Kentucky Utilities Co.	4.375%	10/1/2045	100	85
	Kentucky Utilities Co.	3.300%	6/1/2050	200	138
	Kentucky Utilities Co.	5.850%	8/15/2055	147	148
	Louisville Gas & Electric Co.	4.250%	4/1/2049	170	139
	Louisville Gas & Electric Co.	5.850%	8/15/2055	190	191
	MidAmerican Energy Co.	3.100%	5/1/2027	150	149
	MidAmerican Energy Co.	3.650%	4/15/2029	200	198
	MidAmerican Energy Co.	6.750%	12/30/2031	125	141
	MidAmerican Energy Co.	4.800%	9/15/2043	100	91
	MidAmerican Energy Co.	3.950%	8/1/2047	100	79
	MidAmerican Energy Co.	3.650%	8/1/2048	125	94
	MidAmerican Energy Co.	4.250%	7/15/2049	200	164
	MidAmerican Energy Co.	5.850%	9/15/2054	300	308
	MidAmerican Energy Co.	5.300%	2/1/2055	125	118
	Mississippi Power Co.	4.250%	3/15/2042	100	86
	National Fuel Gas Co.	4.750%	9/1/2028	50	51
	National Fuel Gas Co.	2.950%	3/1/2031	100	91
	National Fuel Gas Co.	5.950%	3/15/2035	110	115
	National Grid plc	5.809%	6/12/2033	300	319
	National Grid plc	5.418%	1/11/2034	150	155
	National Grid USA	5.803%	4/1/2035	50	52
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	100	100
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	150	151
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	150	149
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	100	100
	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	75	77
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	300	296
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	100	93
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	129	129
	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	75	77
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	100	86
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	204	198
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	53	52
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	100	102
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	100	84
	Nevada Power Co.	3.700%	5/1/2029	200	197
	Nevada Power Co.	2.400%	5/1/2030	75	69
	Nevada Power Co.	6.750%	7/1/2037	75	84
	Nevada Power Co.	3.125%	8/1/2050	150	98
	Nevada Power Co.	6.000%	3/15/2054	100	102
	Nevada Power Co.	6.250%	5/15/2055	50	50
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	250	249
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	133	135
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	150	153
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	222	226
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	150	154
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	100	98
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	100	95
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	250	258
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	500	460
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	225	234
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	179	183
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	214	219
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	585	605
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	204	190
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	150	145
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	225	240
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	200	208
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	400	405
	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	125	123
	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	100	101
	NiSource Inc.	3.490%	5/15/2027	250	248
	NiSource Inc.	5.250%	3/30/2028	200	205

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NiSource Inc.	5.200%	7/1/2029	150	155
NiSource Inc.	2.950%	9/1/2029	200	192
NiSource Inc.	3.600%	5/1/2030	200	194
NiSource Inc.	1.700%	2/15/2031	300	263
NiSource Inc.	5.350%	4/1/2034	200	206
NiSource Inc.	5.350%	7/15/2035	400	409
NiSource Inc.	5.950%	6/15/2041	77	80
NiSource Inc.	5.650%	2/1/2045	100	99
NiSource Inc.	5.000%	6/15/2052	63	56
NiSource Inc.	6.375%	3/31/2055	100	104
NiSource Inc.	5.850%	4/1/2055	420	418
NiSource Inc.	5.750%	7/15/2056	100	101
Northern States Power Co.	5.050%	5/15/2035	75	76
Northern States Power Co.	6.250%	6/1/2036	75	83
Northern States Power Co.	6.200%	7/1/2037	50	55
Northern States Power Co.	5.350%	11/1/2039	175	177
Northern States Power Co.	3.400%	8/15/2042	105	82
Northern States Power Co.	2.900%	3/1/2050	250	164
Northern States Power Co.	2.600%	6/1/2051	63	38
Northern States Power Co.	5.100%	5/15/2053	150	139
Northern States Power Co.	5.400%	3/15/2054	200	194
Northern States Power Co.	5.650%	6/15/2054	200	201
Northern States Power Co.	5.650%	5/15/2055	50	50
NorthWestern Corp.	4.176%	11/15/2044	115	95
NSTAR Electric Co.	3.200%	5/15/2027	125	124
NSTAR Electric Co.	3.250%	5/15/2029	50	49
NSTAR Electric Co.	4.850%	3/1/2030	70	72
NSTAR Electric Co.	5.400%	6/1/2034	100	104
NSTAR Electric Co.	5.200%	3/1/2035	450	459
NSTAR Electric Co.	5.500%	3/15/2040	75	76
NSTAR Electric Co.	4.950%	9/15/2052	74	67
OGE Energy Corp.	5.450%	5/15/2029	50	52
Oglethorpe Power Corp.	5.950%	11/1/2039	50	52
Oglethorpe Power Corp.	5.375%	11/1/2040	275	272
Oglethorpe Power Corp.	6.200%	12/1/2053	150	154
Oglethorpe Power Corp.	5.800%	6/1/2054	75	73
Oglethorpe Power Corp.	5.900%	2/1/2055	175	173
Ohio Edison Co.	6.875%	7/15/2036	100	114
Ohio Power Co.	5.650%	6/1/2034	50	52
Ohio Power Co.	4.150%	4/1/2048	100	79
Ohio Power Co.	4.000%	6/1/2049	190	146
Ohio Power Co.	2.900%	10/1/2051	225	139
Oklahoma Gas & Electric Co.	3.800%	8/15/2028	75	75
Oklahoma Gas & Electric Co.	3.300%	3/15/2030	100	96
Oklahoma Gas & Electric Co.	3.250%	4/1/2030	100	96
Oklahoma Gas & Electric Co.	5.400%	1/15/2033	80	84
Oklahoma Gas & Electric Co.	4.150%	4/1/2047	50	40
Oklahoma Gas & Electric Co.	3.850%	8/15/2047	75	58
Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	50	50
Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	100	102
Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	50	57
Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	200	213
Oncor Electric Delivery Co. LLC	7.500%	9/1/2038	125	149
Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	125	124
Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	75	68
Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	37	36
Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	100	78
Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	50	38
Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	200	151
Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	250	149
Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	200	178
Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	63	60
Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	200	194
ONE Gas Inc.	5.100%	4/1/2029	100	103
ONE Gas Inc.	2.000%	5/15/2030	100	91
ONE Gas Inc.	4.658%	2/1/2044	125	111
ONE Gas Inc.	4.500%	11/1/2048	75	64
Pacific Gas & Electric Co.	3.300%	3/15/2027	500	494
Pacific Gas & Electric Co.	3.300%	12/1/2027	800	787
Pacific Gas & Electric Co.	5.000%	6/4/2028	32	33

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	3.000%	6/15/2028	200	194
	Pacific Gas & Electric Co.	3.750%	7/1/2028	300	296
	Pacific Gas & Electric Co.	6.100%	1/15/2029	520	544
	Pacific Gas & Electric Co.	5.550%	5/15/2029	200	206
	Pacific Gas & Electric Co.	4.550%	7/1/2030	400	398
	Pacific Gas & Electric Co.	2.500%	2/1/2031	500	450
	Pacific Gas & Electric Co.	4.400%	3/1/2032	81	79
	Pacific Gas & Electric Co.	5.900%	6/15/2032	200	209
	Pacific Gas & Electric Co.	5.050%	10/15/2032	125	126
	Pacific Gas & Electric Co.	6.150%	1/15/2033	200	212
	Pacific Gas & Electric Co.	6.400%	6/15/2033	46	50
	Pacific Gas & Electric Co.	6.950%	3/15/2034	140	156
	Pacific Gas & Electric Co.	5.700%	3/1/2035	198	204
	Pacific Gas & Electric Co.	4.500%	7/1/2040	500	436
	Pacific Gas & Electric Co.	4.300%	3/15/2045	200	159
	Pacific Gas & Electric Co.	3.950%	12/1/2047	200	149
	Pacific Gas & Electric Co.	4.950%	7/1/2050	575	486
	Pacific Gas & Electric Co.	6.750%	1/15/2053	500	532
	Pacific Gas & Electric Co.	6.700%	4/1/2053	200	211
	Pacific Gas & Electric Co.	5.900%	10/1/2054	300	287
	Pacific Gas & Electric Co.	6.150%	3/1/2055	191	189
	Pacific Gas & Electric Co.	6.100%	10/15/2055	100	98
	PacifiCorp	3.500%	6/15/2029	200	194
	PacifiCorp	2.700%	9/15/2030	50	46
	PacifiCorp	5.300%	2/15/2031	48	49
	PacifiCorp	7.700%	11/15/2031	250	284
	PacifiCorp	5.450%	2/15/2034	100	101
	PacifiCorp	5.250%	6/15/2035	56	56
	PacifiCorp	6.100%	8/1/2036	100	104
	PacifiCorp	6.250%	10/15/2037	125	130
	PacifiCorp	6.350%	7/15/2038	75	78
	PacifiCorp	6.000%	1/15/2039	116	118
	PacifiCorp	4.100%	2/1/2042	56	44
	PacifiCorp	4.125%	1/15/2049	50	37
	PacifiCorp	4.150%	2/15/2050	150	111
	PacifiCorp	5.350%	12/1/2053	100	88
	PacifiCorp	5.500%	5/15/2054	200	179
	PacifiCorp	5.800%	1/15/2055	260	242
	PECO Energy Co.	4.900%	6/15/2033	400	409
	PECO Energy Co.	4.875%	9/15/2035	75	76
	PECO Energy Co.	3.900%	3/1/2048	75	59
	PECO Energy Co.	2.800%	6/15/2050	200	125
	PECO Energy Co.	5.250%	9/15/2054	50	47
	PECO Energy Co.	5.650%	9/15/2055	175	174
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2038	100	83
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2048	100	73
	PG&E Recovery Funding LLC	4.838%	6/1/2035	130	132
	PG&E Recovery Funding LLC	5.256%	1/15/2040	280	287
	PG&E Recovery Funding LLC	5.231%	6/1/2042	150	152
	PG&E Recovery Funding LLC	5.536%	7/15/2049	90	90
	PG&E Recovery Funding LLC	5.529%	6/1/2051	150	150
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2032	87	86
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/2033	34	34
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/2038	100	97
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2039	75	74
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2043	75	75
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2049	250	222
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2049	200	194
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/2053	100	88
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2054	75	70
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	110	108
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	75	78
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	100	102
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	50	45
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	75	56
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	200	137
	Pinnacle West Capital Corp.	4.900%	5/15/2028	75	76
	Pinnacle West Capital Corp.	5.150%	5/15/2030	75	77
	Potomac Electric Power Co.	5.200%	3/15/2034	50	51
	Potomac Electric Power Co.	6.500%	11/15/2037	250	281

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Potomac Electric Power Co.	4.150%	3/15/2043	150	127
	Potomac Electric Power Co.	5.500%	3/15/2054	50	48
	PPL Electric Utilities Corp.	5.000%	5/15/2033	200	205
	PPL Electric Utilities Corp.	4.850%	2/15/2034	97	98
	PPL Electric Utilities Corp.	6.250%	5/15/2039	100	110
	PPL Electric Utilities Corp.	4.150%	10/1/2045	155	130
	PPL Electric Utilities Corp.	3.950%	6/1/2047	75	61
	PPL Electric Utilities Corp.	5.550%	8/15/2055	79	79
	Progress Energy Inc.	7.000%	10/30/2031	119	134
	Public Service Co. of Colorado	3.700%	6/15/2028	75	75
	Public Service Co. of Colorado	1.900%	1/15/2031	100	89
	Public Service Co. of Colorado	1.875%	6/15/2031	100	88
	Public Service Co. of Colorado	4.100%	6/1/2032	50	49
	Public Service Co. of Colorado	5.350%	5/15/2034	400	412
	Public Service Co. of Colorado	5.150%	9/15/2035	396	401
	Public Service Co. of Colorado	4.100%	6/15/2048	75	60
	Public Service Co. of Colorado	2.700%	1/15/2051	100	60
	Public Service Co. of Colorado	5.250%	4/1/2053	200	186
	Public Service Co. of Colorado	5.750%	5/15/2054	200	200
	Public Service Co. of Colorado	5.850%	5/15/2055	400	406
	Public Service Co. of New Hampshire	3.600%	7/1/2049	75	55
	Public Service Co. of New Hampshire	5.150%	1/15/2053	54	50
	Public Service Co. of Oklahoma	5.250%	1/15/2033	85	87
	Public Service Co. of Oklahoma	5.200%	1/15/2035	100	101
	Public Service Co. of Oklahoma	5.450%	1/15/2036	200	205
	Public Service Electric & Gas Co.	3.000%	5/15/2027	75	74
	Public Service Electric & Gas Co.	3.200%	5/15/2029	70	68
	Public Service Electric & Gas Co.	2.450%	1/15/2030	50	47
	Public Service Electric & Gas Co.	5.200%	3/1/2034	100	103
	Public Service Electric & Gas Co.	4.850%	8/1/2034	400	403
	Public Service Electric & Gas Co.	5.050%	3/1/2035	100	102
	Public Service Electric & Gas Co.	4.900%	8/15/2035	217	218
	Public Service Electric & Gas Co.	3.800%	3/1/2046	250	197
	Public Service Electric & Gas Co.	3.850%	5/1/2049	200	154
	Public Service Electric & Gas Co.	3.150%	1/1/2050	200	136
	Public Service Electric & Gas Co.	2.050%	8/1/2050	500	270
	Public Service Electric & Gas Co.	5.450%	3/1/2054	100	98
	Public Service Electric & Gas Co.	5.300%	8/1/2054	250	239
	Public Service Electric & Gas Co.	5.500%	3/1/2055	100	98
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	100	104
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	200	206
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	500	443
	Puget Energy Inc.	4.100%	6/15/2030	100	98
	Puget Energy Inc.	5.725%	3/15/2035	120	123
	Puget Sound Energy Inc.	5.330%	6/15/2034	100	103
	Puget Sound Energy Inc.	6.274%	3/15/2037	125	137
	Puget Sound Energy Inc.	5.757%	10/1/2039	125	130
	Puget Sound Energy Inc.	4.300%	5/20/2045	100	83
	Puget Sound Energy Inc.	4.223%	6/15/2048	125	102
	Puget Sound Energy Inc.	3.250%	9/15/2049	90	61
	Puget Sound Energy Inc.	5.685%	6/15/2054	50	50
	Puget Sound Energy Inc.	5.598%	9/15/2055	107	104
	San Diego Gas & Electric Co.	1.700%	10/1/2030	500	446
	San Diego Gas & Electric Co.	3.000%	3/15/2032	200	184
	San Diego Gas & Electric Co.	5.400%	4/15/2035	94	97
	San Diego Gas & Electric Co.	4.500%	8/15/2040	100	91
	San Diego Gas & Electric Co.	3.750%	6/1/2047	75	57
	San Diego Gas & Electric Co.	3.320%	4/15/2050	100	69
	San Diego Gas & Electric Co.	3.700%	3/15/2052	100	73
	San Diego Gas & Electric Co.	5.350%	4/1/2053	150	142
	San Diego Gas & Electric Co.	5.550%	4/15/2054	250	243
	SCE Recovery Funding LLC	4.697%	6/15/2042	66	66
	SCE Recovery Funding LLC	2.943%	11/15/2044	50	42
[2]	SCE Recovery Funding LLC	5.341%	3/15/2047	150	150
	SCE Recovery Funding LLC	3.240%	11/15/2048	50	36
	SCE Recovery Funding LLC	5.112%	12/14/2049	50	48
	Sempra	3.250%	6/15/2027	150	148
	Sempra	3.400%	2/1/2028	200	197
	Sempra	3.800%	2/1/2038	200	172
	Sempra	6.000%	10/15/2039	150	156

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sempra	4.000%	2/1/2048	175	134
Sempra	4.125%	4/1/2052	200	196
Sempra	6.400%	10/1/2054	150	152
Sempra	6.875%	10/1/2054	250	257
Sempra	6.550%	4/1/2055	150	153
Sempra	6.375%	4/1/2056	81	83
Sierra Pacific Power Co.	6.200%	12/15/2055	125	124
Southern California Edison Co.	3.650%	3/1/2028	100	99
Southern California Edison Co.	5.300%	3/1/2028	200	204
Southern California Edison Co.	4.200%	3/1/2029	75	74
Southern California Edison Co.	6.650%	4/1/2029	75	79
Southern California Edison Co.	5.150%	6/1/2029	200	204
Southern California Edison Co.	2.850%	8/1/2029	275	261
Southern California Edison Co.	2.250%	6/1/2030	300	272
Southern California Edison Co.	2.500%	6/1/2031	200	179
Southern California Edison Co.	5.450%	6/1/2031	200	207
Southern California Edison Co.	2.750%	2/1/2032	130	116
Southern California Edison Co.	5.950%	11/1/2032	200	212
Southern California Edison Co.	5.200%	6/1/2034	250	251
Southern California Edison Co.	5.450%	3/1/2035	150	152
Southern California Edison Co.	5.750%	4/1/2035	75	78
Southern California Edison Co.	5.350%	7/15/2035	200	201
Southern California Edison Co.	5.625%	2/1/2036	125	126
Southern California Edison Co.	5.500%	3/15/2040	100	98
Southern California Edison Co.	4.500%	9/1/2040	275	241
Southern California Edison Co.	4.050%	3/15/2042	208	165
Southern California Edison Co.	4.000%	4/1/2047	135	101
Southern California Edison Co.	4.125%	3/1/2048	100	76
Southern California Edison Co.	4.875%	3/1/2049	100	84
Southern California Edison Co.	3.650%	6/1/2051	200	137
Southern California Edison Co.	3.450%	2/1/2052	200	133
Southern California Edison Co.	5.450%	6/1/2052	100	90
Southern California Edison Co.	5.700%	3/1/2053	200	186
Southern California Edison Co.	5.875%	12/1/2053	150	144
Southern California Edison Co.	5.750%	4/15/2054	150	140
Southern California Edison Co.	5.900%	3/1/2055	150	144
Southern California Gas Co.	2.950%	4/15/2027	200	198
Southern California Gas Co.	2.550%	2/1/2030	150	141
Southern California Gas Co.	5.050%	9/1/2034	100	102
Southern California Gas Co.	5.450%	6/15/2035	75	78
Southern California Gas Co.	3.750%	9/15/2042	75	60
Southern California Gas Co.	4.125%	6/1/2048	75	60
Southern California Gas Co.	3.950%	2/15/2050	70	54
Southern California Gas Co.	6.350%	11/15/2052	300	324
Southern California Gas Co.	5.750%	6/1/2053	100	99
Southern California Gas Co.	5.600%	4/1/2054	50	49
Southern California Gas Co.	6.000%	6/15/2055	50	51
Southern Co.	5.113%	8/1/2027	200	203
Southern Co.	1.750%	3/15/2028	300	286
Southern Co.	4.850%	6/15/2028	200	204
Southern Co.	5.500%	3/15/2029	150	156
Southern Co.	5.700%	10/15/2032	90	95
Southern Co.	4.850%	3/15/2035	500	494
Southern Co.	4.250%	7/1/2036	200	187
Southern Co.	6.375%	3/15/2055	312	325
Southern Co. Gas Capital Corp.	4.050%	9/15/2028	32	32
Southern Co. Gas Capital Corp.	1.750%	1/15/2031	89	79
Southern Co. Gas Capital Corp.	5.150%	9/15/2032	90	92
Southern Co. Gas Capital Corp.	4.950%	9/15/2034	150	151
Southern Co. Gas Capital Corp.	5.100%	9/15/2035	57	57
Southern Co. Gas Capital Corp.	5.875%	3/15/2041	75	77
Southern Co. Gas Capital Corp.	4.400%	6/1/2043	50	43
Southern Co. Gas Capital Corp.	4.400%	5/30/2047	100	83
Southern Power Co.	4.250%	10/1/2030	44	44
Southern Power Co.	4.900%	10/1/2035	65	64
Southern Power Co.	5.150%	9/15/2041	77	74
Southern Power Co.	5.250%	7/15/2043	50	48
Southern Power Co.	4.950%	12/15/2046	75	67
Southwest Gas Corp.	3.700%	4/1/2028	50	50
Southwest Gas Corp.	2.200%	6/15/2030	350	318

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Gas Corp.	4.050%	3/15/2032	200	193
	Southwest Gas Corp.	3.800%	9/29/2046	75	57
	Southwest Gas Corp.	4.150%	6/1/2049	25	20
	Southwestern Electric Power Co.	4.100%	9/15/2028	100	100
	Southwestern Electric Power Co.	6.200%	3/15/2040	75	80
	Southwestern Electric Power Co.	3.900%	4/1/2045	100	77
	Southwestern Electric Power Co.	3.850%	2/1/2048	175	130
	Southwestern Electric Power Co.	3.250%	11/1/2051	200	132
	Southwestern Public Service Co.	5.300%	5/15/2035	125	128
	Southwestern Public Service Co.	4.500%	8/15/2041	100	89
	Southwestern Public Service Co.	3.700%	8/15/2047	75	56
	Southwestern Public Service Co.	3.750%	6/15/2049	75	55
	Southwestern Public Service Co.	3.150%	5/1/2050	100	66
	Southwestern Public Service Co.	6.000%	6/1/2054	200	205
	Spire Inc.	6.250%	6/1/2056	86	85
	Spire Inc.	6.450%	6/1/2056	50	50
	Spire Missouri Inc.	5.150%	8/15/2034	50	51
	System Energy Resources Inc.	5.300%	12/15/2034	100	101
	Tampa Electric Co.	4.300%	6/15/2048	75	62
	Tampa Electric Co.	4.450%	6/15/2049	125	104
	Tampa Electric Co.	3.625%	6/15/2050	50	36
	Tampa Electric Co.	5.000%	7/15/2052	100	91
	Toledo Edison Co.	6.150%	5/15/2037	75	82
	Tucson Electric Power Co.	5.200%	9/15/2034	50	51
	Tucson Electric Power Co.	4.000%	6/15/2050	100	76
	Tucson Electric Power Co.	5.500%	4/15/2053	66	63
	Union Electric Co.	2.950%	6/15/2027	72	71
	Union Electric Co.	2.950%	3/15/2030	350	333
	Union Electric Co.	2.150%	3/15/2032	200	176
	Union Electric Co.	5.200%	4/1/2034	250	257
	Union Electric Co.	5.250%	4/15/2035	100	103
	Union Electric Co.	8.450%	3/15/2039	150	194
	Union Electric Co.	3.650%	4/15/2045	125	97
	Union Electric Co.	4.000%	4/1/2048	175	139
	Union Electric Co.	3.250%	10/1/2049	175	119
	Union Electric Co.	3.900%	4/1/2052	100	76
	Union Electric Co.	5.250%	1/15/2054	150	140
	Union Electric Co.	5.125%	3/15/2055	50	46
	Virginia Electric & Power Co.	3.500%	3/15/2027	250	249
	Virginia Electric & Power Co.	3.800%	4/1/2028	150	149
	Virginia Electric & Power Co.	2.875%	7/15/2029	275	264
	Virginia Electric & Power Co.	2.300%	11/15/2031	200	178
	Virginia Electric & Power Co.	2.400%	3/30/2032	200	178
	Virginia Electric & Power Co.	5.000%	4/1/2033	200	205
	Virginia Electric & Power Co.	5.050%	8/15/2034	50	51
	Virginia Electric & Power Co.	5.150%	3/15/2035	200	204
	Virginia Electric & Power Co.	4.900%	9/15/2035	294	293
	Virginia Electric & Power Co.	6.000%	1/15/2036	125	134
	Virginia Electric & Power Co.	6.000%	5/15/2037	150	161
	Virginia Electric & Power Co.	6.350%	11/30/2037	50	55
	Virginia Electric & Power Co.	4.450%	2/15/2044	125	108
	Virginia Electric & Power Co.	4.200%	5/15/2045	75	62
	Virginia Electric & Power Co.	4.000%	11/15/2046	100	79
	Virginia Electric & Power Co.	3.800%	9/15/2047	100	77
	Virginia Electric & Power Co.	4.600%	12/1/2048	175	150
	Virginia Electric & Power Co.	3.300%	12/1/2049	98	67
	Virginia Electric & Power Co.	2.450%	12/15/2050	110	63
	Virginia Electric & Power Co.	2.950%	11/15/2051	200	126
	Virginia Electric & Power Co.	5.450%	4/1/2053	200	190
	Virginia Electric & Power Co.	5.700%	8/15/2053	150	148
	Virginia Electric & Power Co.	5.550%	8/15/2054	275	267
	Virginia Electric & Power Co.	5.650%	3/15/2055	200	196
	Virginia Electric & Power Co.	5.600%	9/15/2055	197	191
[2]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2029	12	12
[2]	Virginia Power Fuel Securitization LLC	4.877%	5/1/2033	150	154
	Washington Gas Light Co.	3.796%	9/15/2046	100	78
	Washington Gas Light Co.	3.650%	9/15/2049	30	22
	WEC Energy Group Inc.	4.750%	1/15/2028	250	254
	WEC Energy Group Inc.	2.200%	12/15/2028	200	190
	WEC Energy Group Inc.	5.625%	5/15/2056	75	75

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin Electric Power Co.	3.950%	3/1/2029	75	75
Wisconsin Electric Power Co.	5.000%	5/15/2029	100	103
Wisconsin Electric Power Co.	4.150%	10/15/2030	70	70
Wisconsin Electric Power Co.	4.750%	9/30/2032	90	92
Wisconsin Electric Power Co.	4.600%	10/1/2034	50	50
Wisconsin Electric Power Co.	4.300%	10/15/2048	100	83
Wisconsin Electric Power Co.	5.050%	10/1/2054	100	92
Wisconsin Power & Light Co.	5.375%	3/30/2034	50	52
Wisconsin Power & Light Co.	6.375%	8/15/2037	100	110
Wisconsin Power & Light Co.	3.650%	4/1/2050	50	36
Wisconsin Power & Light Co.	5.700%	12/15/2055	35	34
Wisconsin Public Service Corp.	4.550%	12/1/2029	50	51
Wisconsin Public Service Corp.	3.300%	9/1/2049	125	87
Xcel Energy Inc.	3.350%	12/1/2026	75	75
Xcel Energy Inc.	4.000%	6/15/2028	75	75
Xcel Energy Inc.	2.600%	12/1/2029	200	188
Xcel Energy Inc.	3.400%	6/1/2030	250	240
Xcel Energy Inc.	4.600%	6/1/2032	200	199
Xcel Energy Inc.	5.500%	3/15/2034	200	206
Xcel Energy Inc.	5.600%	4/15/2035	272	282
Xcel Energy Inc.	3.500%	12/1/2049	100	72
				127,946
Total Corporate Bonds (Cost $1,360,093)				1,290,570
Sovereign Bonds (3.3%)
African Development Bank	4.625%	1/4/2027	300	303
African Development Bank	4.125%	2/25/2027	600	603
African Development Bank	4.375%	11/3/2027	500	507
African Development Bank	4.375%	3/14/2028	375	381
African Development Bank	3.875%	6/12/2028	317	319
African Development Bank	3.500%	9/18/2029	375	373
African Development Bank	4.500%	6/12/2035	95	97
African Development Bank	5.750%	Perpetual	200	201
Asian Development Bank	2.625%	1/12/2027	200	198
Asian Development Bank	4.125%	1/12/2027	500	502
Asian Development Bank	1.500%	1/20/2027	1,125	1,100
Asian Development Bank	2.375%	8/10/2027	275	270
Asian Development Bank	6.220%	8/15/2027	100	104
Asian Development Bank	3.125%	8/20/2027	725	720
Asian Development Bank	2.500%	11/2/2027	673	661
Asian Development Bank	4.375%	1/14/2028	368	374
Asian Development Bank	3.750%	4/25/2028	525	527
Asian Development Bank	1.250%	6/9/2028	210	199
Asian Development Bank	5.820%	6/16/2028	148	155
Asian Development Bank	4.500%	8/25/2028	625	640
Asian Development Bank	3.125%	9/26/2028	130	128
Asian Development Bank	4.375%	3/6/2029	500	511
Asian Development Bank	3.625%	8/28/2029	540	540
Asian Development Bank	1.750%	9/19/2029	200	187
Asian Development Bank	1.875%	1/24/2030	200	186
Asian Development Bank	4.125%	5/30/2030	710	721
Asian Development Bank	3.750%	8/28/2030	350	350
Asian Development Bank	0.750%	10/8/2030	500	434
Asian Development Bank	1.500%	3/4/2031	500	447
Asian Development Bank	3.125%	4/27/2032	400	381
Asian Development Bank	3.875%	9/28/2032	225	224
Asian Development Bank	4.000%	1/12/2033	380	380
Asian Development Bank	3.875%	6/14/2033	425	420
Asian Development Bank	4.125%	1/12/2034	500	501
Asian Development Bank	4.375%	3/22/2035	823	835
Asian Infrastructure Investment Bank	4.000%	1/18/2028	450	454
Asian Infrastructure Investment Bank	3.625%	9/15/2028	743	744
Asian Infrastructure Investment Bank	4.125%	1/18/2029	300	304
Asian Infrastructure Investment Bank	4.500%	1/16/2030	295	303
Asian Infrastructure Investment Bank	4.250%	3/13/2034	150	151
Asian Infrastructure Investment Bank	4.500%	5/21/2035	193	198
Canada	3.750%	4/26/2028	525	527
Canada	4.625%	4/30/2029	355	366
Canada	4.000%	3/18/2030	600	606

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corp. Andina de Fomento	2.250%	2/8/2027	210	206
	Corp. Andina de Fomento	6.000%	4/26/2027	200	205
	Corp. Andina de Fomento	4.125%	1/7/2028	50	50
	Corp. Andina de Fomento	4.125%	6/30/2028	129	130
	Corp. Andina de Fomento	5.000%	1/22/2030	357	369
	Council of Europe Development Bank	4.625%	6/11/2027	124	126
	Council of Europe Development Bank	3.625%	1/26/2028	280	280
	Council of Europe Development Bank	4.125%	1/24/2029	100	101
	Council of Europe Development Bank	4.500%	1/15/2030	350	360
	European Bank for Reconstruction & Development	4.375%	3/9/2028	400	407
	European Bank for Reconstruction & Development	4.125%	1/25/2029	800	811
	European Bank for Reconstruction & Development	4.250%	3/13/2034	200	202
	European Investment Bank	1.375%	3/15/2027	600	585
	European Investment Bank	4.375%	3/19/2027	725	732
	European Investment Bank	2.375%	5/24/2027	225	221
	European Investment Bank	0.625%	10/21/2027	500	475
	European Investment Bank	3.250%	11/15/2027	500	498
	European Investment Bank	3.875%	3/15/2028	1,100	1,107
	European Investment Bank	3.875%	6/15/2028	1,075	1,083
	European Investment Bank	4.500%	10/16/2028	600	615
	European Investment Bank	4.000%	2/15/2029	500	506
	European Investment Bank	4.750%	6/15/2029	875	907
	European Investment Bank	1.625%	10/9/2029	125	116
	European Investment Bank	3.750%	11/15/2029	880	883
	European Investment Bank	4.500%	3/14/2030	1,499	1,544
	European Investment Bank	0.875%	5/17/2030	200	177
	European Investment Bank	3.625%	7/15/2030	800	796
	European Investment Bank	0.750%	9/23/2030	500	435
	European Investment Bank	3.875%	10/15/2030	600	603
	European Investment Bank	4.250%	8/16/2032	1,400	1,422
	European Investment Bank	3.750%	2/14/2033	425	418
	European Investment Bank	4.125%	2/13/2034	775	776
	European Investment Bank	4.625%	2/12/2035	1,462	1,512
	European Investment Bank	4.875%	2/15/2036	325	342
[7]	Export Development Canada	3.000%	5/25/2027	450	446
[7]	Export Development Canada	3.750%	9/7/2027	440	441
[7]	Export Development Canada	3.875%	2/14/2028	400	402
[7]	Export Development Canada	4.125%	2/13/2029	600	609
[7]	Export Development Canada	4.000%	6/20/2030	250	253
[7]	Export Development Canada	4.750%	6/5/2034	175	183
	Export-Import Bank of Korea	4.625%	1/11/2027	200	202
	Export-Import Bank of Korea	1.625%	1/18/2027	200	196
	Export-Import Bank of Korea	4.000%	9/11/2027	200	201
	Export-Import Bank of Korea	4.250%	9/15/2027	200	202
	Export-Import Bank of Korea	4.625%	1/14/2028	200	203
	Export-Import Bank of Korea	4.500%	1/11/2029	300	305
	Export-Import Bank of Korea	4.000%	9/11/2029	200	200
	Export-Import Bank of Korea	1.250%	9/21/2030	500	442
	Export-Import Bank of Korea	3.750%	9/22/2030	200	198
	Export-Import Bank of Korea	2.125%	1/18/2032	200	178
	Export-Import Bank of Korea	5.125%	1/11/2033	200	209
	Export-Import Bank of Korea	5.125%	9/18/2033	200	210
	Export-Import Bank of Korea	2.500%	6/29/2041	70	51
	Inter-American Development Bank	4.375%	2/1/2027	400	403
	Inter-American Development Bank	2.375%	7/7/2027	450	442
	Inter-American Development Bank	0.625%	9/16/2027	800	762
	Inter-American Development Bank	4.000%	1/12/2028	920	928
	Inter-American Development Bank	1.125%	7/20/2028	300	282
	Inter-American Development Bank	3.125%	9/18/2028	875	865
	Inter-American Development Bank	4.125%	2/15/2029	500	508
	Inter-American Development Bank	4.500%	2/15/2030	681	701
	Inter-American Development Bank	3.750%	6/14/2030	843	843
	Inter-American Development Bank	1.125%	1/13/2031	350	307
	Inter-American Development Bank	3.625%	9/17/2031	875	864
	Inter-American Development Bank	3.500%	4/12/2033	400	386
	Inter-American Development Bank	4.500%	9/13/2033	500	514
	Inter-American Development Bank	4.375%	7/17/2034	349	355
	Inter-American Development Bank	4.375%	7/16/2035	491	497
	Inter-American Development Bank	3.875%	10/28/2041	200	179
	Inter-American Development Bank	3.200%	8/7/2042	100	81

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Investment Corp.	3.625%	2/17/2027	50	50
	Inter-American Investment Corp.	4.125%	2/15/2028	250	252
	Inter-American Investment Corp.	4.750%	9/19/2028	100	103
	Inter-American Investment Corp.	3.625%	11/20/2028	154	154
	Inter-American Investment Corp.	4.250%	2/14/2029	175	178
	Inter-American Investment Corp.	4.250%	4/1/2030	295	300
	International Bank for Reconstruction & Development	2.500%	11/22/2027	350	343
	International Bank for Reconstruction & Development	0.750%	11/24/2027	900	854
	International Bank for Reconstruction & Development	3.625%	5/5/2028	782	783
	International Bank for Reconstruction & Development	3.500%	7/12/2028	875	873
	International Bank for Reconstruction & Development	4.625%	8/1/2028	775	795
	International Bank for Reconstruction & Development	1.125%	9/13/2028	1,500	1,406
	International Bank for Reconstruction & Development	3.625%	9/21/2029	775	774
	International Bank for Reconstruction & Development	3.875%	10/16/2029	918	925
	International Bank for Reconstruction & Development	1.750%	10/23/2029	200	187
	International Bank for Reconstruction & Development	3.875%	2/14/2030	650	654
	International Bank for Reconstruction & Development	4.125%	3/20/2030	1,375	1,396
	International Bank for Reconstruction & Development	0.875%	5/14/2030	400	354
	International Bank for Reconstruction & Development	4.000%	7/25/2030	625	631
	International Bank for Reconstruction & Development	0.750%	8/26/2030	800	698
	International Bank for Reconstruction & Development	3.500%	10/28/2030	1,428	1,411
	International Bank for Reconstruction & Development	4.000%	1/10/2031	400	404
	International Bank for Reconstruction & Development	1.250%	2/10/2031	650	573
	International Bank for Reconstruction & Development	4.500%	4/10/2031	925	955
	International Bank for Reconstruction & Development	1.625%	11/3/2031	1,500	1,324
	International Bank for Reconstruction & Development	4.625%	1/15/2032	1,369	1,419
	International Bank for Reconstruction & Development	2.500%	3/29/2032	200	184
	International Bank for Reconstruction & Development	4.000%	5/6/2032	986	988
	International Bank for Reconstruction & Development	4.750%	11/14/2033	300	313
	International Bank for Reconstruction & Development	3.875%	8/28/2034	513	503
	International Bank for Reconstruction & Development	4.750%	2/15/2035	250	260
	International Bank for Reconstruction & Development	4.375%	8/27/2035	1,320	1,336
	International Finance Corp.	4.375%	1/15/2027	175	176
	International Finance Corp.	4.500%	1/21/2028	204	208
	International Finance Corp.	4.500%	7/13/2028	175	179
	International Finance Corp.	4.250%	7/2/2029	700	714
	International Finance Corp.	3.875%	7/2/2030	720	724
[8]	Israel Government Aid Bond	5.500%	9/18/2033	100	108
[9]	Japan Bank for International Cooperation	2.875%	7/21/2027	200	197
[9]	Japan Bank for International Cooperation	4.625%	7/22/2027	1,000	1,013
[9]	Japan Bank for International Cooperation	2.750%	11/16/2027	800	786
[9]	Japan Bank for International Cooperation	4.625%	7/19/2028	125	128
[9]	Japan Bank for International Cooperation	3.250%	7/20/2028	300	296
[9]	Japan Bank for International Cooperation	3.500%	10/31/2028	350	348
[9]	Japan Bank for International Cooperation	2.125%	2/16/2029	420	400
[9]	Japan Bank for International Cooperation	1.250%	1/21/2031	500	438
[9]	Japan Bank for International Cooperation	4.375%	1/24/2031	200	204
[9]	Japan Bank for International Cooperation	4.625%	4/17/2034	200	204
[9]	Japan International Cooperation Agency	2.750%	4/27/2027	300	296
[9]	Japan International Cooperation Agency	3.250%	5/25/2027	200	199
[9]	Japan International Cooperation Agency	4.000%	5/23/2028	150	151
[9]	Japan International Cooperation Agency	4.750%	5/21/2029	98	101
[9]	Japan International Cooperation Agency	1.750%	4/28/2031	200	178
[10]	KFW	4.375%	3/1/2027	625	631
[10]	KFW	3.000%	5/20/2027	560	556
[10]	KFW	4.000%	6/28/2027	1,700	1,711
[10]	KFW	3.500%	8/27/2027	425	425
[10]	KFW	3.750%	2/15/2028	800	803
[10]	KFW	2.875%	4/3/2028	500	493
[10]	KFW	3.875%	5/15/2028	545	549
[10]	KFW	3.875%	6/15/2028	750	755
[10]	KFW	4.000%	3/15/2029	200	202
[10]	KFW	1.750%	9/14/2029	175	164
[10]	KFW	4.625%	3/18/2030	205	212
[10]	KFW	3.750%	7/15/2030	989	990
[10]	KFW	4.750%	10/29/2030	275	287
[10]	KFW	4.125%	7/15/2033	700	704
[10]	KFW	4.375%	2/28/2034	275	280
[10]	KFW	0.000%	4/18/2036	400	258
[10]	KFW	0.000%	6/29/2037	200	122

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Korea Development Bank	4.625%	2/15/2027	200	202
	Korea Development Bank	1.375%	4/25/2027	200	194
	Korea Development Bank	4.125%	10/16/2027	200	201
	Korea Development Bank	4.625%	2/3/2028	200	203
	Korea Development Bank	4.375%	2/15/2028	450	455
	Korea Development Bank	4.875%	2/3/2030	200	207
	Korea Development Bank	3.750%	9/16/2030	200	198
	Korea Development Bank	1.625%	1/19/2031	400	357
	Korea Development Bank	4.375%	2/15/2033	450	450
[10]	Kreditanstalt fuer Wiederaufbau	3.500%	8/9/2028	711	710
[10]	Landwirtsch. Rentenbank Govt Guarant 10/30 3.625	3.625%	10/8/2030	423	420
[10]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	250	245
[10]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	275	277
[10]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	240	247
[10]	Landwirtschaftliche Rentenbank	4.125%	5/28/2030	82	83
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/2030	500	438
[10]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	200	212
	Nordic Investment Bank	4.375%	3/14/2028	450	457
	Nordic Investment Bank	3.750%	8/28/2028	200	201
	Nordic Investment Bank	4.250%	2/28/2029	225	229
	Nordic Investment Bank	3.750%	5/9/2030	343	343
[11]	Oesterreichische Kontrollbank AG	4.750%	5/21/2027	336	341
[11]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	400	400
[11]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	250	253
[11]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	65	66
[11]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	100	101
[11]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	200	200
[11]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	222	228
[11]	Oesterreichische Kontrollbank AG	3.750%	9/10/2030	255	254
[2]	Oriental Republic of Uruguay	4.375%	10/27/2027	100	101
[2]	Oriental Republic of Uruguay	4.375%	1/23/2031	468	475
[2]	Oriental Republic of Uruguay	5.750%	10/28/2034	463	494
[2]	Oriental Republic of Uruguay	7.625%	3/21/2036	195	236
[2]	Oriental Republic of Uruguay	5.442%	2/14/2037	265	275
[2]	Oriental Republic of Uruguay	4.125%	11/20/2045	200	175
[2]	Oriental Republic of Uruguay	5.100%	6/18/2050	695	654
[2]	Oriental Republic of Uruguay	4.975%	4/20/2055	457	415
[2]	Oriental Republic of Uruguay	5.250%	9/10/2060	230	215
	Province of Alberta	3.300%	3/15/2028	250	248
	Province of Alberta	4.500%	6/26/2029	229	235
	Province of Alberta	1.300%	7/22/2030	500	447
	Province of Alberta	4.500%	1/24/2034	200	202
	Province of Alberta	4.300%	11/2/2035	102	101
	Province of British Columbia	4.700%	1/24/2028	786	802
	Province of British Columbia	4.800%	11/15/2028	200	206
	Province of British Columbia	4.900%	4/24/2029	600	622
	Province of British Columbia	3.900%	8/27/2030	423	423
	Province of British Columbia	4.200%	7/6/2033	250	248
	Province of British Columbia	4.750%	6/12/2034	544	557
	Province of British Columbia	4.800%	6/11/2035	359	366
	Province of Manitoba	1.500%	10/25/2028	350	329
	Province of Manitoba	4.300%	7/27/2033	250	249
	Province of Manitoba	4.900%	5/31/2034	156	161
	Province of New Brunswick	3.625%	2/24/2028	105	105
	Province of Ontario	3.100%	5/19/2027	600	595
	Province of Ontario	4.200%	1/18/2029	350	355
	Province of Ontario	3.700%	9/17/2029	500	499
	Province of Ontario	2.000%	10/2/2029	585	549
	Province of Ontario	4.700%	1/15/2030	426	440
	Province of Ontario	1.125%	10/7/2030	500	440
	Province of Ontario	1.600%	2/25/2031	600	535
	Province of Ontario	1.800%	10/14/2031	200	177
	Province of Ontario	5.050%	4/24/2034	321	336
	Province of Ontario	4.450%	11/20/2035	216	215
	Province of Quebec	2.750%	4/12/2027	850	840
	Province of Quebec	3.625%	4/13/2028	250	250
	Province of Quebec	4.500%	4/3/2029	440	450
	Province of Quebec	7.500%	9/15/2029	475	535
	Province of Quebec	1.350%	5/28/2030	400	359
	Province of Quebec	1.900%	4/21/2031	1,200	1,080

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Quebec	4.500%	9/8/2033	275	278
	Province of Saskatchewan	4.650%	1/28/2030	249	256
	Republic of Chile	2.750%	1/31/2027	250	246
	Republic of Chile	3.240%	2/6/2028	460	452
	Republic of Chile	4.850%	1/22/2029	200	204
	Republic of Chile	2.450%	1/31/2031	200	183
	Republic of Chile	2.550%	1/27/2032	200	179
	Republic of Chile	2.550%	7/27/2033	400	346
	Republic of Chile	3.500%	1/31/2034	600	551
	Republic of Chile	4.950%	1/5/2036	200	202
	Republic of Chile	5.650%	1/13/2037	277	293
	Republic of Chile	3.100%	5/7/2041	300	230
	Republic of Chile	4.340%	3/7/2042	400	356
	Republic of Chile	3.500%	1/25/2050	275	202
	Republic of Chile	4.000%	1/31/2052	200	158
	Republic of Chile	5.330%	1/5/2054	200	193
	Republic of Chile	3.100%	1/22/2061	500	310
	Republic of Chile	3.250%	9/21/2071	200	124
	Republic of Hungary	7.625%	3/29/2041	240	280
	Republic of Indonesia	3.500%	1/11/2028	200	198
	Republic of Indonesia	4.100%	4/24/2028	200	201
	Republic of Indonesia	4.750%	2/11/2029	425	431
	Republic of Indonesia	4.400%	3/10/2029	300	301
	Republic of Indonesia	3.400%	9/18/2029	200	194
	Republic of Indonesia	2.850%	2/14/2030	200	189
	Republic of Indonesia	3.850%	10/15/2030	200	196
	Republic of Indonesia	4.300%	4/16/2031	200	199
	Republic of Indonesia	4.750%	9/10/2034	200	199
	Republic of Indonesia	4.900%	4/16/2036	300	299
	Republic of Indonesia	4.350%	1/11/2048	725	627
	Republic of Indonesia	3.700%	10/30/2049	200	152
	Republic of Indonesia	4.200%	10/15/2050	430	353
	Republic of Indonesia	3.050%	3/12/2051	400	267
	Republic of Indonesia	4.300%	3/31/2052	200	166
	Republic of Indonesia	5.450%	9/20/2052	200	198
	Republic of Indonesia	5.650%	1/11/2053	200	202
	Republic of Indonesia	5.100%	2/10/2054	200	193
	Republic of Indonesia	5.150%	9/10/2054	200	194
	Republic of Indonesia	3.200%	9/23/2061	200	128
	Republic of Indonesia	4.450%	4/15/2070	200	162
	Republic of Italy	2.875%	10/17/2029	400	385
	Republic of Italy	5.375%	6/15/2033	475	503
	Republic of Italy	4.000%	10/17/2049	500	376
	Republic of Italy	3.875%	5/6/2051	400	292
	Republic of Korea	2.750%	1/19/2027	1,000	991
	Republic of Korea	2.500%	6/19/2029	200	192
	Republic of Korea	4.500%	7/3/2029	200	205
	Republic of Korea	3.625%	10/29/2030	200	198
	Republic of Korea	1.750%	10/15/2031	200	178
	Republic of Korea	3.875%	9/20/2048	125	105
	Republic of Panama	8.875%	9/30/2027	238	255
	Republic of Panama	3.875%	3/17/2028	460	452
	Republic of Panama	9.375%	4/1/2029	200	228
	Republic of Panama	3.160%	1/23/2030	200	187
	Republic of Panama	7.500%	3/1/2031	200	222
	Republic of Panama	2.252%	9/29/2032	500	413
	Republic of Panama	3.298%	1/19/2033	200	175
	Republic of Panama	6.400%	2/14/2035	400	421
[2]	Republic of Panama	6.700%	1/26/2036	365	392
	Republic of Panama	6.875%	1/31/2036	200	218
	Republic of Panama	8.000%	3/1/2038	200	234
[2]	Republic of Panama	4.500%	5/15/2047	100	79
[2]	Republic of Panama	4.500%	4/16/2050	560	431
[2]	Republic of Panama	4.300%	4/29/2053	400	299
	Republic of Panama	4.500%	4/1/2056	500	374
	Republic of Panama	7.875%	3/1/2057	200	233
[2]	Republic of Panama	3.870%	7/23/2060	513	339
	Republic of Panama	4.500%	1/19/2063	200	149
	Republic of Peru	2.844%	6/20/2030	500	470
	Republic of Peru	2.783%	1/23/2031	900	831

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Peru	1.862%	12/1/2032	350	289
	Republic of Peru	8.750%	11/21/2033	505	635
	Republic of Peru	3.000%	1/15/2034	250	217
	Republic of Peru	5.375%	2/8/2035	50	51
	Republic of Peru	5.500%	3/30/2036	149	152
[2]	Republic of Peru	6.550%	3/14/2037	325	359
	Republic of Peru	3.300%	3/11/2041	200	155
	Republic of Peru	5.625%	11/18/2050	414	403
	Republic of Peru	3.550%	3/10/2051	300	210
	Republic of Peru	5.875%	8/8/2054	320	316
	Republic of Peru	6.200%	6/30/2055	122	126
	Republic of Peru	3.600%	1/15/2072	175	111
	Republic of Peru	3.230%	7/28/2121	525	286
	Republic of Philippines	5.170%	10/13/2027	300	306
	Republic of Philippines	3.000%	2/1/2028	400	391
	Republic of Philippines	3.750%	1/14/2029	200	197
	Republic of Philippines	9.500%	2/2/2030	300	360
	Republic of Philippines	2.457%	5/5/2030	200	186
	Republic of Philippines	7.750%	1/14/2031	400	464
	Republic of Philippines	1.648%	6/10/2031	200	174
	Republic of Philippines	1.950%	1/6/2032	200	174
	Republic of Philippines	6.375%	1/15/2032	200	221
	Republic of Philippines	5.609%	4/13/2033	300	318
	Republic of Philippines	5.000%	7/17/2033	200	204
	Republic of Philippines	5.250%	5/14/2034	200	208
	Republic of Philippines	6.375%	10/23/2034	550	617
	Republic of Philippines	5.500%	2/4/2035	200	211
	Republic of Philippines	4.750%	3/5/2035	200	200
	Republic of Philippines	5.000%	1/13/2037	235	237
	Republic of Philippines	3.950%	1/20/2040	400	353
	Republic of Philippines	3.700%	3/1/2041	400	334
	Republic of Philippines	3.700%	2/2/2042	350	289
	Republic of Philippines	2.950%	5/5/2045	200	140
	Republic of Philippines	2.650%	12/10/2045	200	132
	Republic of Philippines	3.200%	7/6/2046	500	358
	Republic of Philippines	5.950%	10/13/2047	200	211
	Republic of Philippines	5.600%	5/14/2049	200	201
	Republic of Philippines	5.175%	9/5/2049	200	190
	Republic of Philippines	5.900%	2/4/2050	200	210
	Republic of Poland	5.500%	11/16/2027	225	232
	Republic of Poland	4.625%	3/18/2029	300	306
	Republic of Poland	4.875%	2/12/2030	500	515
	Republic of Poland	5.750%	11/16/2032	200	214
	Republic of Poland	4.875%	10/4/2033	400	406
	Republic of Poland	5.125%	9/18/2034	500	511
	Republic of Poland	5.375%	2/12/2035	475	492
	Republic of Poland	5.500%	4/4/2053	490	468
	Republic of Poland	5.500%	3/18/2054	600	572
	State of Israel	5.375%	3/12/2029	200	206
	State of Israel	2.500%	1/15/2030	200	185
	State of Israel	5.375%	2/19/2030	525	542
	State of Israel	2.750%	7/3/2030	350	325
	State of Israel	4.500%	1/17/2033	450	440
	State of Israel	5.500%	3/12/2034	600	621
	State of Israel	5.625%	2/19/2035	500	521
	State of Israel	4.500%	1/30/2043	200	176
	State of Israel	4.125%	1/17/2048	250	195
	State of Israel	3.375%	1/15/2050	200	134
	State of Israel	3.875%	7/3/2050	400	291
	State of Israel	5.750%	3/12/2054	500	479
	State of Israel	4.500%	4/3/2120	200	149
	Svensk Exportkredit AB	2.250%	3/22/2027	200	197
	Svensk Exportkredit AB	3.875%	8/4/2027	275	276
	Svensk Exportkredit AB	3.750%	9/13/2027	250	251
	Svensk Exportkredit AB	3.750%	5/8/2028	200	200
	Svensk Exportkredit AB	4.125%	6/14/2028	250	253
	Svensk Exportkredit AB	4.250%	2/1/2029	200	203
	Svensk Exportkredit AB	3.750%	7/29/2030	200	199
	Svensk Exportkredit AB	4.875%	10/4/2030	200	209
	Toronto Canada	3.900%	9/4/2030	426	426

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Mexican States	3.750%	1/11/2028	675	668
United Mexican States	4.500%	4/22/2029	650	652
United Mexican States	5.000%	5/7/2029	200	203
United Mexican States	3.250%	4/16/2030	185	175
United Mexican States	6.000%	5/13/2030	200	210
United Mexican States	4.750%	3/22/2031	350	346
United Mexican States	2.659%	5/24/2031	600	534
United Mexican States	8.300%	8/15/2031	220	261
United Mexican States	4.750%	4/27/2032	300	292
United Mexican States	5.850%	7/2/2032	904	929
United Mexican States	5.375%	3/22/2033	705	698
United Mexican States	7.500%	4/8/2033	100	115
United Mexican States	4.875%	5/19/2033	250	240
United Mexican States	3.500%	2/12/2034	400	346
United Mexican States	6.750%	9/27/2034	200	216
United Mexican States	6.350%	2/9/2035	500	523
United Mexican States	5.625%	9/22/2035	441	435
United Mexican States	6.000%	5/7/2036	701	710
United Mexican States	6.875%	5/13/2037	725	773
United Mexican States	6.625%	1/29/2038	400	417
United Mexican States	6.050%	1/11/2040	633	629
United Mexican States	4.280%	8/14/2041	665	533
United Mexican States	4.750%	3/8/2044	765	629
United Mexican States	5.550%	1/21/2045	200	185
United Mexican States	4.600%	1/23/2046	600	471
United Mexican States	4.350%	1/15/2047	360	271
United Mexican States	4.600%	2/10/2048	255	197
United Mexican States	4.500%	1/31/2050	200	151
United Mexican States	5.000%	4/27/2051	400	321
United Mexican States	4.400%	2/12/2052	300	219
United Mexican States	6.338%	5/4/2053	600	571
United Mexican States	6.400%	5/7/2054	438	420
United Mexican States	7.375%	5/13/2055	450	484
United Mexican States	3.771%	5/24/2061	800	492
United Mexican States	5.750%	10/12/2110	342	286
Total Sovereign Bonds (Cost $173,471)				167,829
Taxable Municipal Bonds (0.4%)
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/2050	175	220
American Municipal Power Inc. Electric Power & Light Revenue (MELDAHL Hydroelectric Project)	7.499%	2/15/2050	50	58
Bay Area Toll Authority Highway Revenue	6.918%	4/1/2040	50	57
Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	250	264
Bay Area Toll Authority Highway Revenue	7.043%	4/1/2050	100	114
Bay Area Toll Authority Highway Revenue	6.907%	10/1/2050	100	113
Bay Area Toll Authority Highway Revenue	3.126%	4/1/2055	100	66
Board of Regents of the University of Texas System College & University Revenue	4.794%	8/15/2046	100	95
Board of Regents of the University of Texas System College & University Revenue	3.354%	8/15/2047	50	38
Board of Regents of the University of Texas System College & University Revenue	2.439%	8/15/2049	50	31
California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/2027	40	41
California GO	1.700%	2/1/2028	100	96
California GO	3.500%	4/1/2028	150	150
California GO	5.125%	9/1/2029	100	105
California GO	2.500%	10/1/2029	70	67
California GO	4.350%	11/1/2032	100	101
California GO	6.000%	3/1/2033	100	111
California GO	4.500%	4/1/2033	145	146
California GO	7.500%	4/1/2034	350	408
California GO	5.150%	9/1/2034	50	52
California GO	5.125%	3/1/2038	100	102
California GO	7.550%	4/1/2039	630	765
California GO	7.300%	10/1/2039	75	87
California GO	7.350%	11/1/2039	375	438
California GO	7.625%	3/1/2040	205	247
California GO	7.600%	11/1/2040	200	245
California GO	5.200%	3/1/2043	100	100
California State University College & University Revenue	3.899%	11/1/2047	50	41
California State University College & University Revenue	2.975%	11/1/2051	140	93
California State University College & University Revenue	5.183%	11/1/2053	100	95

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/2039	50	51
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/2040	125	139
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/2049	75	66
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/2054	25	22
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	109	122
	Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/2045	100	111
	Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/2041	105	91
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/2038	100	93
	Commonwealth of Massachusetts GO	5.456%	12/1/2039	150	153
	Commonwealth of Massachusetts GO	2.900%	9/1/2049	100	69
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/2031	49	49
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/2040	50	52
	Connecticut GO	5.850%	3/15/2032	200	215
	Cook County IL GO	6.229%	11/15/2034	50	53
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/2044	100	105
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/2048	50	46
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/2042	75	83
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/2038	200	172
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/2045	75	57
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/2051	100	86
[12]	Dallas Independent School District GO	6.450%	2/15/2035	100	102
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/2114	150	129
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/2040	85	90
	Empire State Development Corp. Income Tax Revenue	3.900%	3/15/2033	85	84
	Empire State Development Corp. Income Tax Revenue	5.770%	3/15/2039	120	124
	Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/2029	15	15
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/2049	140	114
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	229	248
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/2057	140	153
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/2057	70	79
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/2038	35	29
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/2046	130	118
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/2050	200	146
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	395	274
	Houston TX GO	6.290%	3/1/2032	80	85
	Illinois GO	5.100%	6/1/2033	1,313	1,346
	Illinois GO	6.630%	2/1/2035	77	81
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/2034	50	53
	Indiana Finance Authority Appropriations Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	75	55
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/2029	90	90
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/2035	90	91
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/2038	5	4
	JobsOhio Beverage System Miscellaneous Revenue, ETM	2.833%	1/1/2038	70	59
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/2040	50	59
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/2045	100	108
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/2050	100	108
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	3.615%	2/1/2029	52	52
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.081%	6/1/2031	59	60
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	4.145%	2/1/2033	100	100
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.048%	12/1/2034	100	103
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	4.475%	8/1/2039	150	147
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/2039	200	206
	Maryland Economic Development Corp. College & University Revenue	5.942%	5/31/2057	75	75
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	98	94
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/2050	150	102
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/2039	100	104
	Metropolitan Government of Nashville & Davidson County Convention Center Authority Hotel Occupancy Tax Revenue	6.731%	7/1/2043	50	53
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	350	412
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	15	14
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/2046	85	101
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/2038	100	104
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/2041	125	116

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.224%	11/1/2055	100	103
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/2034	75	69
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/2040	200	169
	Michigan State University College & University Revenue	4.496%	8/15/2048	50	45
	Michigan State University College & University Revenue	4.165%	8/15/2122	100	72
	Mississippi GO	5.245%	11/1/2034	50	51
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/2050	100	71
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/2057	100	73
[13]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/2029	225	235
	New Jersey Rutgers State University College & University Revenue	5.665%	5/1/2040	50	52
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/2043	25	20
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/2119	75	50
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/2040	200	225
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	100	120
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/2041	400	467
	New York City Municipal Water Finance Authority Water Revenue	5.750%	6/15/2041	50	50
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/2042	50	51
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/2042	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/2043	100	97
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/2044	175	178
	New York NY GO	4.610%	9/1/2037	200	195
	New York NY GO	5.517%	10/1/2037	50	51
	New York NY GO	6.271%	12/1/2037	100	107
	New York NY GO	5.559%	10/1/2045	106	105
	New York NY GO	5.828%	10/1/2053	100	103
	New York NY GO	5.392%	10/1/2055	90	87
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/2039	100	103
	New York State Thruway Authority Highway Revenue	2.900%	1/1/2035	85	76
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	150	165
	Ohio State University College & University Revenue	4.910%	6/1/2040	100	100
	Ohio State University College & University Revenue	4.800%	6/1/2111	100	82
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/2048	75	55
	Oregon GO	5.892%	6/1/2027	41	42
[6]	Oregon School Boards Association GO	5.528%	6/30/2028	26	27
[14]	Oregon State University College & University Revenue	3.424%	3/1/2060	150	105
	Pennsylvania Economic Development Financing Authority Intergovernmental Agreement Revenue	5.689%	6/1/2054	125	126
	Pennsylvania State University College & University Revenue	2.790%	9/1/2043	50	39
	Pennsylvania State University College & University Revenue	2.840%	9/1/2050	100	68
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/2045	75	75
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/2049	75	55
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/2047	50	38
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/2029	75	81
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/2046	250	233
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/2046	100	97
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/2048	30	25
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/2051	200	145
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/2051	100	93
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/2060	150	96
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	275	230
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/2065	100	90
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/2069	100	63
	Port of Morrow OR Nuclear Revenue (Bonneville Cooperation Project No. 7)	2.543%	9/1/2040	100	77
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/2050	100	101
	Riverside County CA Appropriations Revenue	3.818%	2/15/2038	50	47
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/2043	75	65
	Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/2048	50	40
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/2048	100	92
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/2041	150	147
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/2039	125	134
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/2041	125	129
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.469%	2/1/2045	65	65
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.569%	2/1/2050	80	79
	San Diego County Water Authority Water Revenue	6.138%	5/1/2049	100	103
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/2050	100	111
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	3.375%	8/1/2034	100	94
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/2050	100	106
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	250	243
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/2030	250	230
	State Board of Administration Finance Corp. Miscellaneous Revenue	5.526%	7/1/2034	150	158

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/2027	49	50
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/2030	175	179
	Texas GO	5.517%	4/1/2039	169	173
	Texas GO	4.681%	4/1/2040	50	48
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/2035	272	279
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/2041	300	306
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/2049	175	140
[6]	Tucson AZ COP	2.856%	7/1/2047	50	37
	United Nations Development Corp. Lease (Appropriation) Revenue	6.536%	8/1/2055	100	107
	University of California College & University Revenue	1.316%	5/15/2027	100	97
	University of California College & University Revenue	1.614%	5/15/2030	125	114
	University of California College & University Revenue	3.071%	5/15/2051	100	68
	University of California College & University Revenue	4.858%	5/15/2112	225	187
	University of California College & University Revenue	4.767%	5/15/2115	100	81
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	350	374
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	50	53
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	130	87
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	125	108
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/2120	60	38
	University of Michigan College & University Revenue	2.437%	4/1/2040	100	77
	University of Michigan College & University Revenue	2.562%	4/1/2050	100	63
	University of Michigan College & University Revenue	4.454%	4/1/2122	225	175
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/2049	65	47
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/2119	100	63
	University of Virginia College & University Revenue	2.256%	9/1/2050	335	196
	University of Virginia College & University Revenue	4.179%	9/1/2117	50	37
	Williamsburg Economic Development Authority Miscellaneous Revenue	4.957%	11/1/2035	55	55
	Wisconsin Appropriations Revenue	3.954%	5/1/2036	250	237
	Wisconsin Appropriations Revenue, ETM	3.154%	5/1/2027	100	99
Total Taxable Municipal Bonds (Cost $25,242)					22,871

Total Bond Market Index Portfolio
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[15]	Vanguard Market Liquidity Fund (Cost $58,833)	3.780%	588,331	58,833
Total Investments (100.2%) (Cost $5,469,581)				5,181,491
Other Assets and Liabilities—Net (-0.2%)				(11,459)
Net Assets (100%)				5,170,032
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of December 31, 2025.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $8,983, representing 0.2% of net assets.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
7	Guaranteed by the Government of Canada.
8	U.S. government-guaranteed.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,410,748)	5,122,658
Affiliated Issuers (Cost $58,833)	58,833
Total Investments in Securities	5,181,491
Investment in Vanguard	122
Receivables for Investment Securities Sold	31,497
Receivables for Accrued Income	42,183
Receivables for Capital Shares Issued	3,060
Total Assets	5,258,353
Liabilities
Due to Custodian	33
Payables for Investment Securities Purchased	84,770
Payables for Capital Shares Redeemed	3,201
Payables to Vanguard	317
Total Liabilities	88,321
Net Assets	5,170,032
At December 31, 2025, net assets consisted of:

Paid-in Capital	5,454,208
Total Distributable Earnings (Loss)	(284,176)
Net Assets	5,170,032

Net Assets
Applicable to 478,563,862 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,170,032
Net Asset Value Per Share	$10.80

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Interest[1]	186,969
Total Income	186,969
Expenses
The Vanguard Group—Note B
Investment Advisory Services	171
Management and Administrative	6,098
Marketing and Distribution	260
Custodian Fees	61
Auditing Fees	115
Shareholders’ Reports and Proxy Fees	59
Trustees’ Fees and Expenses	3
Other Expenses	24
Total Expenses	6,791
Net Investment Income	180,178
Realized Net Gain (Loss)
Investment Securities Sold[1]	(26,141)
Futures Contracts	(30)
Realized Net Gain (Loss)	(26,171)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	173,575
Net Increase (Decrease) in Net Assets Resulting from Operations	327,582
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,591, $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	180,178	153,048
Realized Net Gain (Loss)	(26,171)	(34,262)
Change in Unrealized Appreciation (Depreciation)	173,575	(67,589)
Net Increase (Decrease) in Net Assets Resulting from Operations	327,582	51,197
Distributions
Total Distributions	(161,993)	(122,274)
Capital Share Transactions
Issued	1,037,449	859,586
Issued in Lieu of Cash Distributions	161,993	122,274
Redeemed	(777,080)	(651,191)
Net Increase (Decrease) from Capital Share Transactions	422,362	330,669
Total Increase (Decrease)	587,951	259,592
Net Assets
Beginning of Period	4,582,081	4,322,489
End of Period	5,170,032	4,582,081

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.46	$10.63	$10.32	$12.22	$12.81
Investment Operations
Net Investment Income[1]	.392	.360	.306	.250	.228
Net Realized and Unrealized Gain (Loss) on Investments	.318	(.234)	.262	(1.844)	(.454)
Total from Investment Operations	.710	.126	.568	(1.594)	(.226)
Distributions
Dividends from Net Investment Income	(.370)	(.296)	(.258)	(.226)	(.260)
Distributions from Realized Capital Gains	—	—	—	(.080)	(.104)
Total Distributions	(.370)	(.296)	(.258)	(.306)	(.364)
Net Asset Value, End of Period	$10.80	$10.46	$10.63	$10.32	$12.22
Total Return	6.94%	1.24%	5.58%	-13.21%	-1.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,170	$4,582	$4,322	$3,972	$4,871
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%[2]	0.14%[2]	0.14%
Ratio of Net Investment Income to Average Net Assets	3.72%	3.44%	2.97%	2.30%	1.85%
Portfolio Turnover Rate[3]	45%	41%	40%	42%	69%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 12%, 10%, 8%, 12%, and 33%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Notes to Financial Statements
The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The portfolio may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the portfolio and may be offset by entering into an equal amount of TBA purchases. When the portfolio is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
The portfolio had no open futures contracts at December 31, 2025.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.

Total Bond Market Index Portfolio
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC. The portfolio’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the portfolio had contributed to Vanguard capital in the amount of $122,000, representing less than 0.01% of the portfolio’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,532,059	—	3,532,059
Asset-Backed/Commercial Mortgage-Backed Securities	—	109,329	—	109,329
Corporate Bonds	—	1,290,570	—	1,290,570
Sovereign Bonds	—	167,829	—	167,829
Taxable Municipal Bonds	—	22,871	—	22,871
Temporary Cash Investments	58,833	—	—	58,833
Total	58,833	5,122,658	—	5,181,491
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Total Bond Market Index Portfolio
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	165,455
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(299,464)
Capital Loss Carryforwards	(150,167)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(284,176)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	161,993	122,274
Long-Term Capital Gains	—	—
Total	161,993	122,274
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,480,955
Gross Unrealized Appreciation	44,876
Gross Unrealized Depreciation	(344,340)
Net Unrealized Appreciation (Depreciation)	(299,464)
E.	During the year ended December 31, 2025, the portfolio purchased $376,062,000 of investment securities and sold $302,287,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,217,304,000 and $1,861,660,000, respectively.
F.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	98,310	82,002
Issued in Lieu of Cash Distributions	15,652	11,929
Redeemed	(73,583)	(62,450)
Net Increase (Decrease) in Shares Outstanding	40,379	31,481
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially

Total Bond Market Index Portfolio
larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025 the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $77,850,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
Q690TBM 022026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - VVIF Balanced Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Balanced Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The trustees determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.

The trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the trustees during the fiscal year that directed the trustees’ focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the trustees was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the portfolio’s investment management services over both the short and long term; it also took into account the organizational depth and stability of the advisor. The trustees considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio managers leverage tenured teams of equity and fixed income research analysts who conduct detailed fundamental analysis of their respective industries and companies. In managing the equity portion of the portfolio, the advisor employs a bottom-up, fundamental research approach focusing on high-quality companies with above-average yields, strong balance sheets, sustainable competitive advantages, and attractive valuations. In managing the fixed income portion of the portfolio, the advisor focuses on investment-grade corporate bonds. The firm has advised the portfolio since its inception in 1991.

The trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The trustees considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The trustees concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the portfolio’s shareholders benefit from economies of scale because of breakpoints in the portfolio’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the portfolio’s assets increase.

The trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - VVIF Capital Growth Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Capital Growth Portfolio has renewed the portfolio’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to equity investing. Five experienced portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term horizon. The firm has managed the portfolio since its inception in 2002.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the portfolio realizes economies of scale that are built into the negotiated advisory fee rate without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements - VVIF Diversified Value Portfolio

At their November 2025 meeting, a majority of independent trustees of the board of Vanguard Variable Insurance Funds Diversified Value Portfolio renewed the portfolio’s investment advisory arrangement with Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley) and, subsequently, approved a restructuring of the portfolio’s advisory arrangements whereby Lazard Capital Management LLC was removed as advisor and Harris Associates LP (Harris | Oakmark) and Aristotle Capital Management, LLC (Aristotle Capital). The trustees determined that the renewal and restructuring of the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.

The trustees based their decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisors and made presentations to the trustees during the fiscal year that directed the trustees focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the trustees was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangements. Rather, it was the totality of the circumstances that drove the trustees’ decisions.

Nature, extent, and quality of services

The trustees considered the quality of the investment management services provided by Hotchkis and Wiley since its portfolio inception in 2019, and the services to be provided by Harris | Oakmark and Aristotle Capital. The trustees took into account the organizational depth and stability of each advisor, and considered the following:

Hotchkis and Wiley. Founded in 1980, Hotchkis and Wiley is a value-oriented firm that manages various large-, mid-, and small-cap portfolios. Hotchkis and Wiley invests in companies where it believes that the present value of future cash flows exceeds the market price. The firm believes that the market frequently undervalues companies because of the extrapolation of current trends, while capital flows normally cause a company’s returns and profitability to normalize over the long term. Hotchkis and Wiley seeks to identify these companies with a disciplined, bottom-up research process. The portfolio managers leverage the support of a broad analyst team, which is organized into sector teams in an effort to better understand the impact that industry dynamics and macroeconomic risk factors might have on individual companies. Hotchkis and Wiley has managed a portion of the portfolio since 2019.

Harris | Oakmark. Founded in 1976, Harris | Oakmark is an investment advisory firm who serves individuals and institutions. The team’s investment approach is focused on value investing, leveraging a broad but consistent value philosophy along with a rigorous process of research and debate to deliver performance over all time horizons.

Aristotle Capital. Aristotle Capital is an investment advisory firm founded in 2010 and is independently owned by its employees and the board of managers. The firm provides investment management services to clients across a variety of value equity strategies, including domestic, international and global. Aristotle Capital has employed the same research-driven, long-term, quality-value philosophy, which has proven resilient in down markets while maintained healthy upside potential, for more than 20 years. The team has also successfully operated a large-capitalization value strategy for Vanguard Windsor II Fund since 2019.

The trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The trustees considered the performance of Hotchkis and Wiley, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that the advisory arrangement should continue.

The trustees also considered the performance of other funds and portfolios managed by Harris | Oakmark and Aristotle Capital, and concluded that each advisor has a track record of successfully managing their respective strategies to be employed by the fund.

Cost

The trustees concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average, and that the fund’s expense ratio and advisory fee rate will remain below the peer group averages with the restructuring of the advisory arrangements.

The trustees did not consider the profitability of Hotchkis and Wiley, Harris | Oakmark and Aristotle Capital in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the portfolio will realize economies of scale that are built into the advisory fee rates negotiated with Hotchkis and Wiley, Harris | Oakmark and Aristotle Capital, respectively, without any need for asset-level breakpoints. The advisory fee rates are very low relative to the average rate paid by funds in the portfolio’s peer group.

The trustees will consider whether to renew the advisory arrangement with Hotchkis and Wiley again after a one-year period, and the arrangements with Harris | Oakmark and Aristotle Capital again within a two-year period.

Trustees Approve Advisory Arrangements - VVIF Equity Income Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Equity Income Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management), and approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the a portion of the portfolio through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that renewing the portfolio’s advisory arrangement with Wellington Management and approving the arrangement with VPM was in the best interests of the portfolio and its shareholders.

The trustees based their decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisors and made presentations to the trustees during the fiscal year that directed the trustees’ focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the trustees was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangements. Rather, it was the totality of the circumstances that drove the trustees’ decisions.

Nature, extent, and quality of services

The trustees reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The trustees considered that wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Utilizing fundamental research, Wellington Management seeks to build a portfolio with an above-market yield, superior growth rate, and very attractive valuation. While every company purchased for the portfolio will pay a dividend, the goal is to build a portfolio with an above-market yield in aggregate, allowing for individual companies with below-market yields. Normalized earnings, normalized price-to-earnings ratios, and improving returns on capital are key to the research process. The firm has advised a portion of the portfolio since 2003.

The trustees also considered the quality of the investment management services to be provided to the portfolio by VPM, and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group, now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Quantitative Equity Group seeks to generate consistent, risk-controlled alpha through quantitative models that emphasize securities with attractive valuations, good business models, solid growth prospects, and positive market sentiment.

The trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation and approval of, respectively, the advisory arrangements.

Investment performance

The trustees considered the short- and long-term performance of Wellington Management, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that the advisory arrangement should continue. The trustees also determined that VPM’s Quantitative Equity Group, in its management of Vanguard funds, including the portfolio, has a track record of consistent performance and disciplined investment processes.

Cost

The trustees concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average, and would remain below the peer-group average expense ratios with the approval of the arrangement with VPM.

The trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The trustees concluded that the portfolio realizes economies of scale that are built into the advisory fee rate negotiated with Wellington Management without any need for asset-level breakpoints. Wellington Management’s advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group. The trustees also concluded that the portfolio’s arrangement with Vanguard, and services rendered through VPM, ensures the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement - VVIF Growth Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Growth Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The trustees determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.

The trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the trustees during the fiscal year that directed the trustees’ focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the trustees was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The trustees considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The firm employs a traditional, bottom-up fundamental research approach to identify companies with sustainable competitive advantages that can drive a higher rate or longer duration of growth than the market expects, while trading at reasonable valuations. Wellington Management has advised the portfolio since 2010.

The trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The trustees considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The trustees concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because the firm is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the portfolio realizes economies of scale that are built into the advisory fee rate negotiated with Wellington Management without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.

The trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - VVIF High Yield Bond Portfolio

A majority of independent of trustees of the board of Vanguard Variable Insurance Funds High Yield Bond Portfolio (Trustees) has renewed the portfolio’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management), and approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the a portion of the portfolio through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that renewing the portfolio’s advisory arrangement with Wellington Management and approving the arrangement with VCM was in the best interests of the portfolio and its shareholders.

The trustees based their decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisors and made presentations to the trustees during the fiscal year that directed the trustees’ focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the trustees was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangements. Rather, it was the totality of the circumstances that drove the trustees’ decisions.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio managers are supported by a dedicated team of high-yield and bank loan analysts who conduct in-depth credit research on the universe of high-yield issuers, seeking to identify issuers with stable or improving business prospects and attractive yields. Wellington Management focuses on higher-quality bonds, as they believe that these issues offer a more attractive risk/return trade-off than lower-rated bonds within the high-yield universe over the long term. Wellington Management seeks to maintain credit quality and diversification guidelines in order to minimize the risk of potential defaults. Wellington Management has advised a portion of the portfolio since its inception in 1996.

The board also considered quality of the investment management services to be provided to the portfolio by Vanguard and VCM, and took into account the organizational depth and stability. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation and approval of, respectively, the advisory arrangements.

Investment performance

The trustees considered the short- and long-term performance of Wellington Management, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that the advisory arrangement should continue. The trustees also determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the portfolio, has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expense rate was also below its peer-group average, and would remain below the peer-group average expense ratios and advisory fee rates with the approval of the arrangement with VCM.

The trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The trustees concluded that the portfolio realizes economies of scale that are built into the advisory fee rate negotiated with Wellington Management without any need for asset-level breakpoints. Wellington Management’s advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group. The trustees also concluded that the portfolio’s arrangement with Vanguard, and services rendered through VCM, ensures the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements - VVIF International Portfolio

A majority of independent of trustees of the board of Vanguard Variable Insurance Funds International Portfolio has renewed the portfolio’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Schroder Investment Management North America Inc. (Schroder Inc.), as well as the sub-advisory agreement with Schroder Investment Management North America Ltd. (Schroder Ltd.). The trustees determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.

The trustees based their decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisors and made presentations to the trustees during the fiscal year that directed the trustees’ focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the trustees was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangements. Rather, it was the totality of the circumstances that drove the trustees’ decisions.

Nature, extent, and quality of services

The trustees reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The trustees considered the following:

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford uses fundamental research to make long-term investments in companies that have above-average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised a portion of the portfolio since 2003.

Schroder. Schroders plc, the parent company of Schroder Inc. and Schroder Ltd. (collectively, Schroder), has been in existence for more than 200 years and has investment management experience dating back to 1926. Schroder uses fundamental research to identify quality growth stocks with sustainable competitive advantages selling at attractive valuations. Bottom-up research is conducted within the context of key structural trends shaping the global economy or a given industry that will drive a company’s future growth prospects. The Schroder portfolio’s holdings are classified as either “core” or “opportunistic.” Core holdings generally constitute two-thirds of the Schroder portfolio and tend to be longer-term holdings because of competitive advantages that can support above-average growth rates for an extended period. Opportunistic holdings tend to be shorter-term and more cyclical in nature. Schroder Inc. has advised a portion of the portfolio since its inception in 1994, and its affiliate Schroder Ltd. has sub-advised a portion of the portfolio since 2003.

The trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The trustees considered the short- and long-term performance of each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that the advisory arrangements should continue.

Cost

The trustees concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of Baillie Gifford or Schroder in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the portfolio realizes economies of scale that are built into the advisory fee rates negotiated with Baillie Gifford and Schroder without any need for asset-level breakpoints. The advisory fee rates are very low relative to the average rate paid by funds in the portfolio’s peer group.

The trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement - VVIF Money Market Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Money Market Portfolio (Trustees) has approved a restructuring of the portfolio’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the portfolio through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the portfolio and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the portfolio and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the portfolio, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the portfolio’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the portfolio’s arrangement with Vanguard, and services rendered through VCM, ensure that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - VVIF Short-Term Investment-Grade Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Short-Term Investment-Grade Portfolio (Trustees) has approved a restructuring of the portfolio’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the portfolio through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the portfolio and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the portfolio and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the portfolio, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the portfolio’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the portfolio’s arrangement with Vanguard, and services rendered through VCM, ensure that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements - VVIF Small Company Growth Portfolio

A majority of independent of trustees of the board of Vanguard Variable Insurance Funds Small Company Growth Portfolio has renewed the portfolio’s investment advisory arrangement with ArrowMark Colorado Holdings, LLC (ArrowMark Partners), and approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the a portion of the portfolio through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that renewing the portfolio’s advisory arrangement with ArrowMark Partners and approving the arrangement with VPM was in the best interests of the portfolio and its shareholders.

The trustees based their decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisors and made presentations to the trustees during the fiscal year that directed the trustees’ focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the trustees was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangements. Rather, it was the totality of the circumstances that drove the trustees’ decisions.

Nature, extent, and quality of services

The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The trustees considered that ArrowMark Partners, founded in 2007, offers a wide range of investment strategies, including equity, fixed income, and structured products to institutional, high-net-worth, and retail investors. The team is led by two experienced co-portfolio managers and supported by six equity research analysts and a research associate. ArrowMark Partners has managed a portion of the portfolio since 2016.

The trustees also considered the quality of the investment management services to be provided to the portfolio by VPM, and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group, now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Quantitative Equity Group seeks to generate consistent, risk-controlled alpha through quantitative models that emphasize securities with attractive valuations, good business models, solid growth prospects, and positive market sentiment.

The trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation and approval of, respectively, the advisory arrangements.

Investment performance

The trustees considered the short- and long-term performance of ArrowMark Partners, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that the advisory arrangement should continue. The trustees also determined that VPM’s Quantitative Equity Group, in its management of Vanguard funds, including the portfolio, has a track record of consistent performance and disciplined investment processes.

Cost

The trustees concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average, and would remain below the peer-group average expense ratios and advisory fee rates with the approval of the arrangement with VPM.

The trustees did not consider the profitability of ArrowMark Partners in determining whether to approve the advisory fee, because ArrowMark Partners is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The trustees concluded that the portfolio realizes economies of scale that are built into the advisory fee rate negotiated with ArrowMark Partners without any need for asset-level breakpoints. ArrowMark Partners’s advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group. The trustees also concluded that the portfolio’s arrangement with Vanguard, and services rendered through VPM, ensures the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement - VVIF Total Bond Market Index Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio (Trustees) has approved a restructuring of the portfolio’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the portfolio through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the portfolio and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the portfolio and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the portfolio, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the portfolio’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the portfolio’s arrangement with Vanguard, and services rendered through VCM, ensure that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.